Quarterly Report
March 31, 2026
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex-U.S. Index Fund
State Street Global All Cap Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Balanced Index Fund
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
State Street Target Retirement 2070 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The Schedule of Investments for the State Street Equity 500 Index II Portfolio follows.

Security Description	Shares	Value
COMMON STOCKS — 97.5%
COMMUNICATION SERVICES — 10.0%
Alphabet, Inc. Class A	2,157,240	$620,335,934
Alphabet, Inc. Class C	1,733,240	497,197,226
AT&T, Inc.	2,600,340	75,383,857
Charter Communications, Inc. Class A (a) (b)	34,100	7,361,508
Comcast Corp. Class A	1,316,066	37,784,255
EchoStar Corp. Class A (a) (b)	45,600	5,338,392
Electronic Arts, Inc.	80,179	16,346,093
Fox Corp. Class A	70,066	4,091,854
Fox Corp. Class B	53,000	2,814,300
Live Nation Entertainment, Inc. (a) (b)	57,300	8,738,823
Meta Platforms, Inc. Class A	810,693	463,821,786
Netflix, Inc. (a)	1,561,910	150,177,647
News Corp. Class A	150,688	3,756,652
News Corp. Class B (b)	30,121	858,750
Omnicom Group, Inc.	121,152	9,123,957
Paramount Skydance Corp. Class B	76,656	691,437
Take-Two Interactive Software, Inc. (a)	63,000	12,442,500
TKO Group Holdings, Inc.	25,500	5,142,075
T-Mobile U.S., Inc.	175,075	36,771,002
Trade Desk, Inc. Class A (a)	158,700	3,600,903
Verizon Communications, Inc.	1,557,115	78,167,173
Walt Disney Co.	655,064	63,135,068
Warner Bros Discovery, Inc. (a)	905,878	24,875,410
		2,127,956,602
CONSUMER DISCRETIONARY — 9.6%
Airbnb, Inc. Class A (a)	154,200	19,472,376
Amazon.com, Inc. (a)	3,618,900	753,708,303
Aptiv PLC (a)	77,519	5,382,919
AutoZone, Inc. (a)	6,216	20,996,280
Best Buy Co., Inc. (b)	71,006	4,558,585
Booking Holdings, Inc.	11,934	50,245,959
Carnival Corp.	449,201	11,625,322
Carvana Co. (a) (b)	50,320	15,819,602
Chipotle Mexican Grill, Inc. (a)	475,400	15,217,554
Darden Restaurants, Inc. (b)	42,671	8,365,223
Deckers Outdoor Corp. (a)	54,600	5,464,914
Domino's Pizza, Inc.	12,400	4,448,996
DoorDash, Inc. Class A (a)	139,480	20,942,922
DR Horton, Inc.	100,497	13,790,198
eBay, Inc.	169,945	15,468,394
Expedia Group, Inc.	43,434	10,028,476
Ford Motor Co.	1,443,238	16,654,967
Security Description	Shares	Value
Garmin Ltd.	60,540	$14,045,885
General Motors Co.	326,223	24,303,613
Genuine Parts Co. (b)	49,889	5,275,762
Hasbro, Inc.	51,097	4,782,679
Hilton Worldwide Holdings, Inc.	85,600	26,029,248
Home Depot, Inc.	366,782	120,630,932
Las Vegas Sands Corp.	110,000	5,926,800
Lennar Corp. Class A	80,368	6,979,157
Lowe's Cos., Inc.	209,770	49,564,456
Lululemon Athletica, Inc. (a)	40,300	6,169,930
Marriott International, Inc. Class A	80,355	26,281,710
McDonald's Corp.	262,890	81,703,583
MGM Resorts International (a) (b)	71,300	2,638,813
NIKE, Inc. Class B	434,206	22,934,761
Norwegian Cruise Line Holdings Ltd. (a) (b)	182,100	3,405,270
NVR, Inc. (a)	1,050	6,919,322
O'Reilly Automotive, Inc. (a)	318,200	29,373,042
Pool Corp. (b)	14,000	2,832,620
PulteGroup, Inc.	71,762	8,439,929
Ralph Lauren Corp.	15,179	5,221,424
Ross Stores, Inc.	119,056	25,791,101
Royal Caribbean Cruises Ltd. (b)	92,540	25,465,157
Starbucks Corp.	428,630	38,400,962
Tapestry, Inc.	76,328	10,770,644
Tesla, Inc. (a)	1,042,700	387,623,725
TJX Cos., Inc.	411,474	65,712,398
Tractor Supply Co.	190,230	8,617,419
Ulta Beauty, Inc. (a)	16,700	8,729,257
Williams-Sonoma, Inc.	41,900	7,639,627
Wynn Resorts Ltd.	27,541	2,796,789
Yum! Brands, Inc.	104,902	16,310,163
		2,043,507,168
CONSUMER STAPLES — 5.1%
Altria Group, Inc.	611,929	40,381,195
Archer-Daniels-Midland Co.	174,532	12,686,731
Brown-Forman Corp. Class B (b)	53,952	1,426,491
Bunge Global SA	52,300	6,652,560
Campbell's Co. (b)	57,982	1,291,259
Church & Dwight Co., Inc.	89,700	8,370,804
Clorox Co.	43,664	4,524,900
Coca-Cola Co.	1,434,300	109,078,515
Colgate-Palmolive Co.	299,723	25,545,391
Conagra Brands, Inc.	180,324	2,834,693
Constellation Brands, Inc. Class A	55,250	8,287,500
Costco Wholesale Corp.	164,915	164,326,253
Dollar General Corp.	80,413	9,547,436
Dollar Tree, Inc. (a)	72,026	7,887,567
Estee Lauder Cos., Inc. Class A	86,941	6,239,756
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
General Mills, Inc.	195,942	$7,292,961
Hershey Co.	53,967	11,219,200
Hormel Foods Corp.	113,502	2,570,820
J.M. Smucker Co.	39,905	3,848,438
Kenvue, Inc.	731,502	12,611,095
Keurig Dr. Pepper, Inc.	479,000	12,612,070
Kimberly-Clark Corp.	118,527	11,434,300
Kraft Heinz Co. (b)	317,918	7,149,976
Kroger Co.	216,542	15,668,979
McCormick & Co., Inc.	101,784	5,133,985
Molson Coors Beverage Co. Class B	66,453	2,861,466
Mondelez International, Inc. Class A	472,615	27,241,529
Monster Beverage Corp. (a)	256,970	18,620,046
PepsiCo, Inc.	509,716	79,153,798
Philip Morris International, Inc.	577,212	95,436,232
Procter & Gamble Co.	860,326	124,265,487
Sysco Corp.	173,374	12,366,767
Target Corp.	167,672	20,321,846
Tyson Foods, Inc. Class A	97,944	6,275,272
Walmart, Inc.	1,627,409	202,254,391
		1,087,419,709
ENERGY — 3.9%
APA Corp. (b)	149,455	6,342,870
Baker Hughes Co.	362,679	22,141,553
Chevron Corp.	693,565	143,498,599
ConocoPhillips	456,804	60,298,128
Coterra Energy, Inc.	306,078	10,755,581
Devon Energy Corp.	235,573	11,854,033
Diamondback Energy, Inc.	74,600	14,755,134
EOG Resources, Inc.	197,371	28,533,926
EQT Corp.	232,300	14,783,572
Expand Energy Corp.	89,900	9,869,222
Exxon Mobil Corp.	1,543,152	261,811,168
Halliburton Co.	307,067	11,972,542
Kinder Morgan, Inc.	730,450	24,491,989
Marathon Petroleum Corp.	108,441	26,479,123
Occidental Petroleum Corp.	267,673	17,398,745
ONEOK, Inc.	236,296	21,358,795
Phillips 66 Co.	150,373	27,394,953
SLB Ltd.	563,950	28,981,391
Targa Resources Corp.	80,700	20,233,911
Texas Pacific Land Corp.	20,700	9,823,392
Valero Energy Corp.	115,323	28,494,007
Williams Cos., Inc.	446,458	32,493,213
		833,765,847
FINANCIALS — 12.3%
Aflac, Inc.	176,606	19,375,444
Allstate Corp.	94,439	19,580,982
American Express Co.	197,332	59,688,983
American International Group, Inc.	199,901	15,042,550
Ameriprise Financial, Inc.	33,144	14,729,194
Aon PLC Class A	79,998	25,821,755
Security Description	Shares	Value
Apollo Global Management, Inc. (b)	177,400	$19,765,908
Arch Capital Group Ltd. (a)	132,400	12,709,076
ARES Management Corp. Class A (b)	73,000	7,964,300
Arthur J Gallagher & Co.	94,640	20,497,131
Assurant, Inc.	19,685	4,287,590
Bank of America Corp.	2,457,205	119,788,744
Bank of New York Mellon Corp.	255,094	30,261,801
Berkshire Hathaway, Inc. Class B (a)	678,204	324,995,357
Blackrock, Inc.	53,786	51,726,534
Blackstone, Inc.	281,300	32,346,687
Block, Inc. (a)	196,700	11,837,406
Brown & Brown, Inc. (b)	106,600	6,951,386
Capital One Financial Corp.	234,776	42,830,186
Cboe Global Markets, Inc.	38,200	10,736,874
Charles Schwab Corp.	624,694	58,708,742
Chubb Ltd.	134,953	43,985,231
Cincinnati Financial Corp.	57,109	8,986,101
Citigroup, Inc.	650,727	73,798,949
Citizens Financial Group, Inc.	160,900	9,649,173
CME Group, Inc.	135,483	40,014,904
Coinbase Global, Inc. Class A (a) (b)	82,700	14,440,247
Corpay, Inc. (a)	25,400	7,391,146
Erie Indemnity Co. Class A	9,700	2,437,707
Everest Group Ltd.	15,600	5,098,860
FactSet Research Systems, Inc.	13,600	2,951,064
Fidelity National Information Services, Inc.	187,091	8,776,439
Fifth Third Bancorp	321,062	14,916,541
Fiserv, Inc. (a)	198,824	11,094,379
Franklin Resources, Inc. (b)	135,789	3,207,336
Global Payments, Inc.	89,668	6,034,656
Globe Life, Inc.	26,412	3,675,758
Goldman Sachs Group, Inc.	110,666	93,622,329
Hartford Insurance Group, Inc.	101,767	13,761,952
Huntington Bancshares, Inc.	725,891	11,360,194
Interactive Brokers Group, Inc. Class A	154,600	10,369,022
Intercontinental Exchange, Inc.	210,185	33,057,897
Invesco Ltd.	187,111	4,544,926
Jack Henry & Associates, Inc. (b)	27,300	4,314,492
JPMorgan Chase & Co.	1,000,123	294,196,182
KeyCorp	329,096	6,598,375
KKR & Co., Inc.	260,200	24,068,500
Loews Corp.	66,219	7,068,216
M&T Bank Corp.	58,945	12,185,110
Marsh & McLennan Cos., Inc.	179,219	31,085,536
Mastercard, Inc. Class A	301,211	150,503,088
MetLife, Inc.	198,370	14,028,726
Moody's Corp.	57,112	24,915,110
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Morgan Stanley	442,827	$72,876,039
MSCI, Inc.	26,600	14,337,666
Nasdaq, Inc.	165,325	14,034,439
Northern Trust Corp.	70,396	9,825,170
PayPal Holdings, Inc.	346,845	15,687,799
PNC Financial Services Group, Inc.	152,075	31,645,287
Principal Financial Group, Inc.	76,665	6,908,283
Progressive Corp.	216,149	42,849,378
Prudential Financial, Inc.	122,802	11,996,527
Raymond James Financial, Inc.	66,800	9,671,972
Regions Financial Corp.	301,946	7,886,830
Robinhood Markets, Inc. Class A (a)	292,900	20,297,970
S&P Global, Inc.	114,448	48,679,312
State Street Corp. (c)	100,278	12,691,184
Synchrony Financial	137,476	9,351,118
T. Rowe Price Group, Inc. (b)	73,755	6,648,276
Travelers Cos., Inc.	78,006	22,752,790
Truist Financial Corp.	469,215	21,569,814
U.S. Bancorp	574,022	29,854,884
Visa, Inc. Class A	621,260	187,769,622
W.R. Berkley Corp.	109,850	7,280,858
Wells Fargo & Co.	1,147,103	91,320,870
Willis Towers Watson PLC	35,445	10,303,862
		2,608,024,726
HEALTH CARE — 9.2%
Abbott Laboratories	637,649	65,467,423
AbbVie, Inc.	656,980	142,886,580
Agilent Technologies, Inc.	101,193	11,533,978
Align Technology, Inc. (a)	26,500	4,542,895
Amgen, Inc.	198,934	69,994,928
Baxter International, Inc. (b)	185,079	3,109,327
Becton Dickinson & Co.	107,756	16,942,476
Biogen, Inc. (a)	55,084	10,098,550
Bio-Techne Corp. (b)	67,700	3,538,002
Boston Scientific Corp. (a)	547,657	34,365,477
Bristol-Myers Squibb Co.	750,175	45,498,114
Cardinal Health, Inc.	85,533	18,073,978
Cencora, Inc.	72,194	22,679,023
Centene Corp. (a)	172,004	5,631,411
Charles River Laboratories International, Inc. (a)	15,200	2,622,000
Cigna Group	95,161	25,384,197
Cooper Cos., Inc. (a)	71,300	5,097,950
CVS Health Corp.	469,294	33,704,695
Danaher Corp.	230,494	43,701,662
DaVita, Inc. (a) (b)	13,828	2,125,225
Dexcom, Inc. (a)	140,800	8,842,240
Edwards Lifesciences Corp. (a)	222,430	17,812,194
Elevance Health, Inc.	81,119	23,747,587
Eli Lilly & Co.	292,572	269,098,948
GE HealthCare Technologies, Inc.	162,107	11,538,776
Security Description	Shares	Value
Gilead Sciences, Inc.	455,252	$63,448,471
HCA Healthcare, Inc.	58,400	27,637,216
Henry Schein, Inc. (a) (b)	36,700	2,704,790
Hologic, Inc. (a)	84,800	6,410,032
Humana, Inc.	42,890	7,436,697
IDEXX Laboratories, Inc. (a)	30,540	17,160,121
Incyte Corp. (a)	61,600	5,797,792
Insulet Corp. (a)	25,500	5,350,920
Intuitive Surgical, Inc. (a)	130,132	59,989,551
IQVIA Holdings, Inc. (a)	65,500	11,170,370
Johnson & Johnson	892,145	218,075,924
Labcorp Holdings, Inc.	28,375	7,570,734
McKesson Corp.	45,292	39,193,885
Medtronic PLC	475,693	41,218,798
Merck & Co., Inc.	919,672	110,627,345
Mettler-Toledo International, Inc. (a)	7,600	9,585,120
Moderna, Inc. (a) (b)	131,100	6,659,880
Pfizer, Inc.	2,104,433	59,092,479
Quest Diagnostics, Inc.	37,842	7,416,275
Regeneron Pharmaceuticals, Inc.	36,942	28,542,867
ResMed, Inc.	52,000	11,672,960
Revvity, Inc. (b)	47,386	4,151,487
Solventum Corp. (a)	53,089	3,466,712
STERIS PLC	35,800	7,916,454
Stryker Corp.	127,594	41,926,113
Thermo Fisher Scientific, Inc.	138,812	68,230,262
UnitedHealth Group, Inc.	336,734	91,116,853
Universal Health Services, Inc. Class B	22,400	4,008,928
Vertex Pharmaceuticals, Inc. (a)	95,392	42,596,344
Viatris, Inc.	457,414	6,179,663
Waters Corp. (a)	37,727	11,235,101
West Pharmaceutical Services, Inc.	26,200	6,566,768
Zimmer Biomet Holdings, Inc.	70,325	6,358,787
Zoetis, Inc.	156,920	18,549,513
		1,957,102,848
INDUSTRIALS — 8.8%
3M Co.	197,858	28,734,917
A.O. Smith Corp. (b)	35,300	2,327,682
Allegion PLC	31,996	4,648,699
AMETEK, Inc.	86,399	18,520,490
Automatic Data Processing, Inc.	148,012	30,073,078
Axon Enterprise, Inc. (a)	29,800	12,655,762
Boeing Co. (a)	289,590	57,637,098
Broadridge Financial Solutions, Inc.	42,400	6,889,152
Builders FirstSource, Inc. (a)	43,100	3,548,423
Carrier Global Corp.	287,279	16,176,680
Caterpillar, Inc.	172,284	122,056,323
CH Robinson Worldwide, Inc. (b)	43,879	7,286,986
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Cintas Corp.	127,364	$21,542,347
Comfort Systems USA, Inc.	12,520	17,264,955
Copart, Inc. (a)	312,600	10,378,320
CSX Corp.	677,665	27,818,148
Cummins, Inc.	51,490	27,702,650
Deere & Co.	93,943	52,918,092
Delta Air Lines, Inc.	252,434	16,781,812
Dover Corp.	49,950	10,412,077
Eaton Corp. PLC	145,085	51,892,552
EMCOR Group, Inc.	15,800	11,665,298
Emerson Electric Co.	207,479	27,183,899
Equifax, Inc.	43,988	7,920,919
Expeditors International of Washington, Inc.	50,976	7,301,292
Fastenal Co.	438,332	20,338,605
FedEx Corp.	79,150	28,191,647
Fortive Corp. (b)	118,649	6,558,917
GE Vernova, Inc.	100,020	87,307,458
Generac Holdings, Inc. (a)	23,000	4,492,590
General Dynamics Corp.	92,692	31,813,748
General Electric Co.	388,483	110,239,821
Honeywell International, Inc.	234,978	53,112,077
Howmet Aerospace, Inc.	148,586	34,243,130
Hubbell, Inc.	18,300	8,980,542
Huntington Ingalls Industries, Inc.	15,200	5,774,480
IDEX Corp.	28,000	5,307,400
Illinois Tool Works, Inc.	98,180	25,555,272
Ingersoll Rand, Inc. (b)	131,387	10,526,726
Jacobs Solutions, Inc.	44,743	5,694,889
JB Hunt Transport Services, Inc.	30,200	6,399,380
Johnson Controls International PLC	221,608	29,019,568
L3Harris Technologies, Inc.	68,461	23,629,314
Leidos Holdings, Inc.	46,800	7,278,336
Lennox International, Inc. (b)	11,300	5,244,669
Lockheed Martin Corp.	75,431	45,589,742
Masco Corp.	77,284	4,665,635
Nordson Corp.	20,700	5,507,442
Norfolk Southern Corp.	85,247	24,465,889
Northrop Grumman Corp.	49,605	33,842,515
Old Dominion Freight Line, Inc.	66,700	13,033,180
Otis Worldwide Corp.	136,789	10,543,696
PACCAR, Inc.	200,508	23,158,674
Parker-Hannifin Corp.	46,529	41,654,622
Paychex, Inc.	114,407	10,539,173
Pentair PLC	60,404	5,261,792
Quanta Services, Inc.	55,547	30,496,414
Republic Services, Inc.	72,389	15,854,639
Rockwell Automation, Inc.	40,126	14,400,419
Rollins, Inc.	100,925	5,390,404
RTX Corp.	497,501	95,967,943
Snap-on, Inc.	18,940	6,879,387
Southwest Airlines Co.	184,659	6,937,639
Security Description	Shares	Value
Stanley Black & Decker, Inc.	57,057	$4,054,470
Textron, Inc.	66,733	5,843,141
Trane Technologies PLC	81,604	34,007,651
TransDigm Group, Inc.	20,650	23,932,524
Uber Technologies, Inc. (a)	763,600	54,925,748
Union Pacific Corp.	221,198	53,667,059
United Airlines Holdings, Inc. (a)	119,700	11,020,779
United Parcel Service, Inc. Class B	269,391	26,502,687
United Rentals, Inc.	23,000	16,756,880
Veralto Corp.	89,964	7,954,617
Verisk Analytics, Inc.	48,500	9,202,875
Vertiv Holdings Co. Class A	138,900	34,805,562
Waste Management, Inc.	137,335	31,558,210
Westinghouse Air Brake Technologies Corp.	60,566	15,136,049
WW Grainger, Inc.	16,437	17,929,644
Xylem, Inc.	86,358	10,319,781
		1,862,853,102
INFORMATION TECHNOLOGY — 32.1%
Accenture PLC Class A	228,418	45,293,005
Adobe, Inc. (a)	154,444	37,542,248
Advanced Micro Devices, Inc. (a)	603,194	122,707,755
Akamai Technologies, Inc. (a)	58,490	6,717,576
Amphenol Corp. Class A	456,480	57,676,248
Analog Devices, Inc.	181,961	57,889,073
Apple, Inc.	5,436,596	1,379,753,699
Applied Materials, Inc.	295,654	101,051,581
AppLovin Corp. Class A (a)	99,400	39,561,200
Arista Networks, Inc. (a)	380,100	46,668,678
Autodesk, Inc. (a)	79,866	19,119,920
Broadcom, Inc.	1,757,010	543,812,165
Cadence Design Systems, Inc. (a)	101,040	28,075,985
CDW Corp.	48,500	5,869,470
Ciena Corp. (a)	53,500	20,770,305
Cisco Systems, Inc.	1,460,290	113,303,901
Cognizant Technology Solutions Corp. Class A	171,441	10,517,905
Coherent Corp. (a) (b)	67,200	16,007,712
Corning, Inc.	293,726	39,937,924
Crowdstrike Holdings, Inc. Class A (a)	92,780	36,222,240
Datadog, Inc. Class A (a)	123,700	14,602,785
Dell Technologies, Inc. Class C	109,300	17,939,409
EPAM Systems, Inc. (a) (b)	21,700	2,938,180
F5, Inc. (a)	21,141	6,116,726
Fair Isaac Corp. (a)	8,700	9,287,598
First Solar, Inc. (a)	39,700	7,831,222
Fortinet, Inc. (a)	237,300	19,392,156
Gartner, Inc. (a)	27,200	4,306,848
Gen Digital, Inc.	201,760	3,799,141
GoDaddy, Inc. Class A (a)	51,300	4,240,971
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hewlett Packard Enterprise Co.	491,653	$11,706,258
HP, Inc.	330,053	6,340,318
Intel Corp. (a)	1,747,236	77,105,525
International Business Machines Corp.	344,995	83,623,338
Intuit, Inc.	102,797	44,447,367
Jabil, Inc.	39,600	10,518,948
Keysight Technologies, Inc. (a)	62,700	17,704,599
KLA Corp.	48,552	71,488,450
Lam Research Corp.	462,670	98,854,072
Lumentum Holdings, Inc. (a) (b)	25,600	17,990,656
Microchip Technology, Inc.	193,966	12,532,143
Micron Technology, Inc.	417,134	140,924,551
Microsoft Corp.	2,750,238	1,018,055,600
Monolithic Power Systems, Inc.	17,700	19,352,295
Motorola Solutions, Inc.	61,572	26,720,401
NetApp, Inc.	72,714	7,445,186
NVIDIA Corp.	8,998,160	1,569,279,104
NXP Semiconductors NV	90,600	17,835,516
ON Semiconductor Corp. (a)	154,800	9,585,216
Oracle Corp.	630,275	92,719,755
Palantir Technologies, Inc. Class A (a)	845,500	123,679,740
Palo Alto Networks, Inc. (a)	301,400	48,320,448
PTC, Inc. (a)	41,100	5,856,339
Qnity Electronics, Inc.	74,336	8,576,888
QUALCOMM, Inc.	393,826	50,716,912
Roper Technologies, Inc.	37,945	13,427,218
Salesforce, Inc.	349,295	65,202,898
Sandisk Corp. (a)	53,800	34,181,292
Seagate Technology Holdings PLC	80,024	31,350,202
ServiceNow, Inc. (a)	382,660	40,007,103
Skyworks Solutions, Inc.	59,300	3,175,515
Super Micro Computer, Inc. (a) (b)	194,700	4,433,319
Synopsys, Inc. (a)	70,240	27,848,755
TE Connectivity PLC	109,951	22,981,958
Teledyne Technologies, Inc. (a)	16,990	10,279,120
Teradyne, Inc.	59,600	17,669,016
Texas Instruments, Inc.	333,393	64,724,917
Trimble, Inc. (a)	89,700	5,851,131
Tyler Technologies, Inc. (a)	15,600	5,341,128
VeriSign, Inc.	28,753	7,141,095
Western Digital Corp.	123,553	33,419,851
Workday, Inc. Class A (a)	76,200	9,899,904
Zebra Technologies Corp. Class A (a)	19,600	4,097,968
		6,811,365,641
MATERIALS — 2.1%
Air Products & Chemicals, Inc.	83,222	24,175,159
Albemarle Corp.	42,000	7,540,260
Security Description	Shares	Value
Amcor PLC	181,725	$7,223,569
Avery Dennison Corp.	29,570	5,106,148
Ball Corp.	108,932	6,438,971
CF Industries Holdings, Inc.	54,020	7,013,957
Corteva, Inc.	253,782	21,244,091
CRH PLC	249,300	26,206,416
Dow, Inc.	278,148	11,584,864
DuPont de Nemours, Inc.	148,673	6,809,223
Ecolab, Inc.	93,060	24,755,821
Freeport-McMoRan, Inc.	531,640	31,249,799
International Flavors & Fragrances, Inc. (b)	101,276	7,347,574
International Paper Co.	191,603	6,840,227
Linde PLC	173,583	86,055,508
LyondellBasell Industries NV Class A (b)	94,358	7,601,480
Martin Marietta Materials, Inc.	21,645	12,741,979
Mosaic Co.	121,084	3,087,642
Newmont Corp.	398,733	43,162,847
Nucor Corp.	85,248	14,415,437
Packaging Corp. of America	30,600	6,493,932
PPG Industries, Inc.	84,254	9,005,067
Sherwin-Williams Co.	85,167	27,300,282
Smurfit Westrock PLC (b)	180,736	7,202,330
Steel Dynamics, Inc.	51,000	9,180,000
Vulcan Materials Co.	46,771	12,735,743
		432,518,326
REAL ESTATE — 1.9%
Alexandria Real Estate Equities, Inc. REIT	58,800	2,729,496
American Tower Corp. REIT	170,618	29,445,255
AvalonBay Communities, Inc. REIT	50,569	8,260,446
BXP, Inc. REIT (b)	56,146	2,913,977
Camden Property Trust REIT	39,200	3,828,272
CBRE Group, Inc. Class A (a)	104,467	14,151,100
CoStar Group, Inc. (a)	148,000	5,970,320
Crown Castle, Inc. REIT	161,958	13,168,805
Digital Realty Trust, Inc. REIT	122,700	22,111,767
Equinix, Inc. REIT	35,763	35,056,323
Equity Residential REIT	124,519	7,365,299
Essex Property Trust, Inc. REIT	22,945	5,552,690
Extra Space Storage, Inc. REIT	75,300	9,874,089
Federal Realty Investment Trust REIT	30,600	3,250,026
Healthpeak Properties, Inc. REIT (b)	258,523	4,247,533
Host Hotels & Resorts, Inc. REIT	267,962	5,134,152
Invitation Homes, Inc. REIT	188,500	4,684,225
Iron Mountain, Inc. REIT	106,281	10,855,541
Kimco Realty Corp. REIT	248,153	5,575,998
Mid-America Apartment Communities, Inc. REIT	38,700	4,726,044
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Prologis, Inc. REIT	342,222	$45,234,904
Public Storage REIT	56,335	15,260,025
Realty Income Corp. REIT	351,400	21,498,652
Regency Centers Corp. REIT	60,100	4,547,166
SBA Communications Corp. REIT	39,100	6,729,501
Simon Property Group, Inc. REIT	122,080	22,771,582
UDR, Inc. REIT	111,700	3,773,226
Ventas, Inc. REIT	183,197	14,981,851
VICI Properties, Inc. REIT	374,000	10,217,680
Welltower, Inc. REIT	260,119	51,428,128
Weyerhaeuser Co. REIT	239,787	5,857,996
		401,202,069
UTILITIES — 2.5%
AES Corp.	294,536	4,150,012
Alliant Energy Corp.	92,400	6,630,624
Ameren Corp.	107,804	11,849,816
American Electric Power Co., Inc.	198,409	26,007,452
American Water Works Co., Inc.	70,700	9,621,563
Atmos Energy Corp.	57,800	10,676,816
CenterPoint Energy, Inc.	237,476	10,249,464
CMS Energy Corp.	109,455	8,491,519
Consolidated Edison, Inc.	135,752	15,364,411
Constellation Energy Corp.	114,134	31,871,919
Dominion Energy, Inc.	327,366	20,237,766
DTE Energy Co.	75,045	10,973,080
Duke Energy Corp.	283,092	37,068,066
Edison International	141,514	10,355,995
Entergy Corp.	164,796	18,516,479
Evergy, Inc.	85,699	7,020,462
Eversource Energy	133,717	9,263,914
Exelon Corp.	389,984	19,117,016
FirstEnergy Corp.	195,593	9,908,741
NextEra Energy, Inc.	769,656	71,485,649
NiSource, Inc.	181,304	8,459,645
NRG Energy, Inc.	81,102	11,852,246
PG&E Corp.	776,100	13,636,077
Pinnacle West Capital Corp. (b)	43,604	4,393,103
PPL Corp.	268,519	10,257,426
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	187,988	$15,217,629
Sempra	240,024	23,323,132
Southern Co.	413,759	39,936,019
Vistra Corp.	114,500	17,212,785
WEC Energy Group, Inc.	123,682	14,318,665
Xcel Energy, Inc.	222,751	17,695,339
		525,162,830
TOTAL COMMON STOCKS (Cost $12,802,546,140)		20,690,878,868
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	406,579,880	406,579,880
State Street Navigator Securities Lending Portfolio II (c) (f)	15,839,755	15,839,755
TOTAL SHORT-TERM INVESTMENTS (Cost $422,419,635)		422,419,635
TOTAL INVESTMENTS — 99.5% (Cost $13,224,965,775)		21,113,298,503
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		97,335,125
NET ASSETS — 100.0%		$21,210,633,628

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(d)
The Portfolio invested in certain money market funds
managed by SSGA Funds Management, Inc. Amounts
related to these investments during the period ended
March 31, 2026 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1,594	06/18/2026	$530,333,154	$523,688,775	$(6,644,379)
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,690,878,868	$—	$—	$20,690,878,868
Short-Term Investments	422,419,635	—	—	422,419,635
TOTAL INVESTMENTS	$21,113,298,503	$—	$—	$21,113,298,503
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(6,644,379)	$—	$—	$(6,644,379)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(6,644,379)	$—	$—	$(6,644,379)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	100,278	$12,936,865	$—	$—	$(245,681)	$—	100,278	$12,691,184	$84,234
State Street Institutional U.S. Government Money Market Fund, Class G Shares	510,965,941	510,965,941	718,166,258	822,552,319	—	—	406,579,880	406,579,880	4,438,404
State Street Navigator Securities Lending Portfolio II	45,151,610	45,151,610	362,415,490	391,727,345	—	—	15,839,755	15,839,755	55,707
Total		$569,054,416	$1,080,581,748	$1,214,279,664	$(245,681)	$—		$435,110,819	$4,578,345
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The Schedule of Investments for the State Street Aggregate Bond Index Portfolio follows.

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 23.9%
ADVERTISING — 0.0% *
Omnicom Group, Inc.:
2.45%, 4/30/2030	$100,000	$91,783
2.60%, 8/1/2031 (a)	200,000	179,094
4.75%, 3/30/2030	750,000	753,495
5.30%, 11/1/2034 (a)	200,000	197,924
5.30%, 6/2/2036	350,000	337,698
		1,559,994
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.95%, 2/1/2030	50,000	47,032
3.25%, 2/1/2028	50,000	49,000
3.25%, 3/1/2028	25,000	24,463
3.38%, 6/15/2046	25,000	17,218
3.50%, 3/1/2039	250,000	201,005
3.55%, 3/1/2038	165,000	137,013
3.63%, 2/1/2031	30,000	28,516
3.65%, 3/1/2047	100,000	70,220
3.75%, 2/1/2050	50,000	35,448
3.83%, 3/1/2059	250,000	167,808
5.04%, 5/1/2027	150,000	150,794
5.15%, 5/1/2030	1,200,000	1,218,336
5.71%, 5/1/2040	1,150,000	1,151,966
5.81%, 5/1/2050	200,000	193,060
5.93%, 5/1/2060	900,000	866,403
6.26%, 5/1/2027	385,000	391,568
6.30%, 5/1/2029	625,000	656,631
6.39%, 5/1/2031	55,000	58,689
6.53%, 5/1/2034	430,000	468,399
6.86%, 5/1/2054	695,000	764,646
7.01%, 5/1/2064	1,075,000	1,188,875
Embraer Netherlands Finance BV:
5.40%, 1/9/2038	115,000	109,708
5.98%, 2/11/2035	80,000	82,274
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	199,238
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	500,000	479,570
General Dynamics Corp.:
2.25%, 6/1/2031	45,000	40,499
2.85%, 6/1/2041	790,000	589,593
3.63%, 4/1/2030	100,000	97,088
4.25%, 4/1/2050 (a)	60,000	50,150
Security Description	Principal Amount	Value
4.95%, 8/15/2035 (a)	$625,000	$628,712
General Electric Co.:
4.30%, 7/29/2030	165,000	164,591
4.90%, 1/29/2036	750,000	749,692
Hexcel Corp. 5.88%, 2/26/2035	70,000	71,797
Honeywell Aerospace, Inc.:
4.00%, 3/16/2029 (b)	1,500,000	1,486,725
4.95%, 3/16/2036 (b)	1,500,000	1,488,165
5.73%, 3/16/2056 (b)	1,000,000	988,700
Howmet Aerospace, Inc.:
3.75%, 3/3/2028	45,000	44,482
3.90%, 4/15/2029	100,000	98,628
4.55%, 11/15/2032	80,000	79,018
4.75%, 4/15/2036	70,000	68,020
4.85%, 10/15/2031	500,000	505,585
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	14,158
4.40%, 6/15/2028	100,000	100,018
5.35%, 6/1/2034	800,000	813,984
5.40%, 7/31/2033	250,000	256,305
5.50%, 8/15/2054	100,000	95,534
5.60%, 7/31/2053	75,000	72,806
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	356,926
3.60%, 3/1/2035	50,000	45,567
3.90%, 6/15/2032 (a)	70,000	67,968
4.15%, 6/15/2053	500,000	393,805
4.40%, 8/15/2030	500,000	500,510
4.70%, 12/15/2031	40,000	40,526
4.70%, 5/15/2046	110,000	97,538
4.80%, 8/15/2034	500,000	499,370
5.00%, 8/15/2035	140,000	141,154
5.20%, 2/15/2055 (a)	75,000	69,647
5.25%, 1/15/2033 (a)	500,000	520,720
5.70%, 11/15/2054 (a)	500,000	499,490
5.90%, 11/15/2063	500,000	510,585
Northrop Grumman Corp.:
3.25%, 1/15/2028	550,000	540,446
4.03%, 10/15/2047	100,000	78,641
4.65%, 7/15/2030	555,000	558,091
4.70%, 3/15/2033	205,000	204,668
4.75%, 6/1/2043	25,000	22,594
4.95%, 3/15/2053	515,000	456,032
5.20%, 6/1/2054 (a)	750,000	691,252
5.25%, 7/15/2035	35,000	35,650
RTX Corp.:
1.90%, 9/1/2031	125,000	108,859
2.25%, 7/1/2030	700,000	640,388
2.38%, 3/15/2032	750,000	660,742
2.82%, 9/1/2051	200,000	122,290
3.13%, 5/4/2027	200,000	197,482
3.13%, 7/1/2050	200,000	131,502
4.13%, 11/16/2028	1,060,000	1,055,824
4.35%, 4/15/2047	450,000	372,893
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 11/16/2038	$20,000	$18,453
4.50%, 6/1/2042	600,000	532,458
4.63%, 11/16/2048	35,000	29,784
5.38%, 2/27/2053	600,000	562,188
6.00%, 3/15/2031	350,000	371,900
6.40%, 3/15/2054	750,000	808,372
		29,206,445
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	219,378
3.40%, 2/4/2041	550,000	415,233
3.88%, 9/16/2046	100,000	73,531
4.45%, 5/6/2050	500,000	390,730
4.50%, 8/6/2030	125,000	124,453
4.50%, 5/2/2043	25,000	20,773
4.80%, 2/14/2029	1,040,000	1,048,278
5.25%, 8/6/2035	105,000	104,550
5.63%, 2/6/2035	500,000	512,045
5.80%, 2/14/2039	285,000	286,206
5.95%, 2/14/2049 (a)	75,000	72,705
6.20%, 11/1/2028	500,000	521,555
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	104,844
3.25%, 3/27/2030	250,000	239,532
4.50%, 8/15/2033	500,000	493,575
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	504,142
2.73%, 3/25/2031	50,000	45,669
3.46%, 9/6/2029	100,000	96,589
3.56%, 8/15/2027	100,000	98,909
3.98%, 9/25/2050 (a)	250,000	181,413
4.39%, 8/15/2037	100,000	90,871
4.54%, 8/15/2047	105,000	85,023
4.70%, 4/2/2027	250,000	250,532
4.76%, 9/6/2049	100,000	82,747
5.35%, 8/15/2032	750,000	769,522
5.63%, 8/15/2035 (a)	1,000,000	1,028,880
6.25%, 8/15/2055	180,000	181,382
6.42%, 8/2/2033 (a)	250,000	271,135
7.08%, 8/2/2043	200,000	220,036
7.08%, 8/2/2053	125,000	138,281
BAT International Finance PLC:
4.45%, 3/16/2028	250,000	250,220
5.93%, 2/2/2029	355,000	368,327
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	200,000	182,142
3.75%, 9/25/2027	30,000	29,747
4.20%, 9/17/2029	350,000	346,552
4.55%, 8/4/2030	200,000	199,130
5.15%, 8/4/2035	200,000	199,164
5.15%, 3/19/2036	350,000	345,201
Philip Morris International, Inc.:
1.75%, 11/1/2030	150,000	132,827
2.10%, 5/1/2030	550,000	500,995
3.13%, 3/2/2028	200,000	195,966
Security Description	Principal Amount	Value
3.88%, 10/27/2028	$150,000	$148,658
4.00%, 10/29/2030	250,000	244,715
4.13%, 4/28/2028	500,000	499,045
4.13%, 3/4/2043	25,000	20,688
4.25%, 10/29/2032	250,000	242,662
4.25%, 11/10/2044	250,000	207,070
4.38%, 11/1/2027	750,000	751,807
4.38%, 4/30/2030	250,000	248,800
4.50%, 3/20/2042	50,000	43,619
4.63%, 11/1/2029	150,000	151,253
4.63%, 10/29/2035	405,000	389,517
4.88%, 2/15/2028	100,000	101,106
4.88%, 4/30/2035	475,000	467,666
4.90%, 11/1/2034	150,000	149,175
5.13%, 2/15/2030	100,000	102,081
5.25%, 2/13/2034	750,000	764,295
5.38%, 2/15/2033	100,000	102,782
5.63%, 9/7/2033	400,000	417,280
5.75%, 11/17/2032	750,000	788,670
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	25,692
5.85%, 8/15/2045	1,175,000	1,137,036
		18,426,407
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series AA, Class AA, 3.15%, 8/15/2033	50,582	47,070
Series AA, Class AA, 3.35%, 4/15/2031	59,408	57,102
Class A, 4.90%, 11/11/2039	675,000	650,477
Delta Air Lines Pass-Through Trust Series AA, Class AA, 2.00%, 12/10/2029	67,113	64,920
Delta Air Lines, Inc.:
4.95%, 7/10/2028	165,000	165,587
5.25%, 7/10/2030	175,000	176,339
JetBlue Pass-Through Trust Series 1A, Class A, 4.00%, 5/15/2034	16,820	15,855
Southwest Airlines Co.:
2.63%, 2/10/2030 (a)	100,000	91,631
5.13%, 6/15/2027	700,000	702,415
5.25%, 11/15/2035	750,000	703,883
United Airlines Pass-Through Trust:
Series AA, Class AA, 2.70%, 11/1/2033	47,539	43,610
Series AA, Class AA, 3.10%, 1/7/2030	27,574	26,746
Series AA, Class AA, 3.50%, 9/1/2031	71,404	68,876
Series AA, Class AA, 4.15%, 2/25/2033	48,907	47,573
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2023-1, Class A, 5.80%, 7/15/2037	$682,971	$703,276
Series 20-1, Class A, 5.88%, 4/15/2029	192,108	195,037
		3,760,397
APPAREL — 0.0% *
NIKE, Inc.:
2.85%, 3/27/2030	500,000	472,375
3.25%, 3/27/2040	200,000	157,404
3.38%, 3/27/2050	150,000	104,408
3.88%, 11/1/2045	30,000	23,491
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	14,132
5.00%, 6/15/2032	665,000	675,041
Tapestry, Inc.:
5.10%, 3/11/2030	400,000	404,432
5.50%, 3/11/2035	35,000	35,109
		1,886,392
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 2.00%, 3/24/2028	115,000	109,511
Series MTN, 2.25%, 1/12/2029	100,000	93,741
4.15%, 1/8/2029	70,000	69,119
4.45%, 1/8/2031	100,000	98,042
4.55%, 7/9/2027	210,000	210,145
4.55%, 3/3/2028	500,000	500,035
Series GMTN, 4.85%, 10/23/2031	250,000	247,740
4.90%, 3/13/2029	100,000	100,649
Series GMTN, 4.90%, 1/10/2034	125,000	121,549
Series GMTN, 5.05%, 7/10/2031 (a)	250,000	250,625
5.10%, 1/8/2036	100,000	96,482
5.15%, 7/9/2032	250,000	250,357
5.65%, 11/15/2028	100,000	102,489
Series GMTN, 5.85%, 10/4/2030	175,000	181,647
Cummins, Inc.:
1.50%, 9/1/2030	200,000	177,054
4.70%, 2/15/2031 (a)	100,000	100,963
5.15%, 2/20/2034	60,000	60,967
5.30%, 5/9/2035	600,000	611,076
5.45%, 2/20/2054 (a)	500,000	482,880
Ford Motor Co. 3.25%, 2/12/2032	750,000	651,532
Ford Motor Credit Co. LLC:
5.30%, 9/6/2029	1,000,000	995,260
5.42%, 4/9/2031	1,000,000	981,590
5.73%, 9/5/2030	1,000,000	999,240
5.75%, 4/6/2033	200,000	196,048
5.80%, 3/8/2029	500,000	505,865
Security Description	Principal Amount	Value
5.85%, 5/17/2027	$300,000	$302,202
5.87%, 10/31/2035	250,000	240,270
5.88%, 11/7/2029	500,000	505,930
5.92%, 3/20/2028	200,000	202,552
6.13%, 3/8/2034	750,000	742,305
6.50%, 2/7/2035 (a)	1,000,000	1,008,830
6.53%, 3/19/2032	200,000	205,116
6.80%, 11/7/2028	200,000	207,214
7.12%, 11/7/2033	200,000	210,118
7.35%, 3/6/2030	1,000,000	1,055,130
General Motors Co.:
5.15%, 4/1/2038	200,000	187,338
5.20%, 4/1/2045	200,000	173,476
5.35%, 4/15/2028	85,000	86,227
5.63%, 4/15/2030	200,000	205,542
6.25%, 4/15/2035	200,000	208,032
6.60%, 4/1/2036	100,000	106,307
6.75%, 4/1/2046	25,000	25,826
General Motors Financial Co., Inc.:
2.40%, 4/10/2028	100,000	95,896
2.40%, 10/15/2028	250,000	236,943
2.70%, 6/10/2031 (a)	500,000	448,430
4.30%, 4/6/2029	150,000	148,469
4.60%, 1/8/2031	100,000	98,567
5.00%, 4/9/2027	500,000	502,340
5.00%, 7/15/2027	750,000	754,260
5.05%, 4/4/2028	210,000	211,863
5.35%, 7/15/2027	135,000	136,264
5.35%, 1/7/2030	1,500,000	1,527,225
5.40%, 5/8/2027	1,500,000	1,513,725
5.45%, 7/15/2030	250,000	255,770
5.45%, 9/6/2034	110,000	109,117
5.45%, 1/8/2036 (a)	90,000	88,656
5.55%, 7/15/2029	545,000	557,857
5.60%, 6/18/2031	65,000	66,530
5.80%, 6/23/2028	750,000	768,255
5.90%, 1/7/2035 (a)	250,000	254,497
5.95%, 4/4/2034	545,000	559,339
6.00%, 1/9/2028	100,000	102,253
6.10%, 1/7/2034	300,000	311,526
6.15%, 7/15/2035	115,000	118,879
Honda Motor Co. Ltd.:
4.44%, 7/8/2028	650,000	648,232
4.69%, 7/8/2030	750,000	744,195
5.34%, 7/8/2035	250,000	247,292
PACCAR Financial Corp.:
Series R, 3.90%, 2/5/2029	60,000	59,515
4.00%, 8/8/2028	585,000	584,620
Series R, 4.00%, 11/7/2028	90,000	89,691
4.25%, 6/23/2027	150,000	150,501
4.45%, 8/6/2027	165,000	166,007
4.55%, 3/3/2028	200,000	201,630
4.60%, 1/10/2028	100,000	100,965
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	$60,000	$57,677
Series MTN, 1.90%, 4/6/2028	100,000	95,800
Series GMTN, 3.05%, 1/11/2028	50,000	49,075
Series B, 3.75%, 1/12/2028	155,000	153,944
4.05%, 9/5/2028	120,000	119,534
Series B, 4.20%, 1/10/2031 (a)	165,000	162,619
Series MTN, 4.35%, 10/8/2027	100,000	100,256
4.55%, 8/9/2029	750,000	754,590
Series MTN, 4.60%, 10/10/2031	100,000	99,857
4.63%, 1/12/2028	125,000	126,268
4.65%, 9/3/2032	200,000	198,424
Series MTN, 4.65%, 1/5/2029	1,000,000	1,010,180
4.80%, 5/15/2030	500,000	505,645
Series B, 4.80%, 1/11/2036 (a)	250,000	243,947
4.95%, 1/9/2030	100,000	101,716
5.05%, 5/16/2029	400,000	408,380
5.10%, 3/21/2031	1,250,000	1,278,337
5.35%, 1/9/2035	100,000	102,263
5.45%, 11/10/2027	200,000	203,918
5.55%, 11/20/2030	250,000	260,297
		31,759,057
AUTO PARTS & EQUIPMENT — 0.0% *
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051 (a)	250,000	154,170
4.15%, 5/1/2052	500,000	374,095
4.40%, 10/1/2046	30,000	24,128
BorgWarner, Inc.:
2.65%, 7/1/2027	50,000	48,924
4.95%, 8/15/2029	100,000	101,147
5.40%, 8/15/2034 (a)	75,000	75,921
Lear Corp.:
3.50%, 5/30/2030	25,000	23,792
3.55%, 1/15/2052	500,000	331,195
4.25%, 5/15/2029	25,000	24,632
5.25%, 5/15/2049 (a)	30,000	26,728
Magna International, Inc.:
5.50%, 3/21/2033	200,000	205,202
5.88%, 6/1/2035	75,000	77,590
		1,467,524
BANKS — 5.0%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	200,000	199,624
4.62%, 12/16/2029	250,000	253,052
Security Description	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA:
5.13%, 3/3/2036	$250,000	$243,008
5.38%, 3/13/2029	250,000	256,647
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	400,000	416,004
Banco Santander SA:
2.75%, 12/3/2030	200,000	179,634
2.96%, 3/25/2031	200,000	183,104
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	400,000	358,884
4.38%, 4/12/2028	200,000	199,326
4.55%, 11/6/2030	200,000	197,148
5.13%, 11/6/2035	600,000	585,240
5.29%, 8/18/2027	1,000,000	1,009,840
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	600,000	606,462
5.44%, 7/15/2031	250,000	257,177
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	200,000	204,814
5.57%, 1/17/2030	1,000,000	1,024,770
5.59%, 8/8/2028	300,000	307,143
6.03%, 1/17/2035	200,000	209,256
6.92%, 8/8/2033	200,000	215,790
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	445,585
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	88,595
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	665,728
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	200,000	176,466
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	172,774
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	250,000	231,083
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	178,042
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	678,993
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	136,011
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	3,350,000	2,400,610
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,650,000	1,496,682
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	168,471
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	75,000	70,893
SOFR + 1.56%, 2.97%, 7/21/2052 (a) (c)	200,000	126,226
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	875,000	791,989
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	$2,100,000	$2,014,719
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	533,260
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	1,250,000	1,228,037
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	243,044
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	250,000	247,360
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	185,128
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	100,000	77,072
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	150,000	147,917
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	150,000	130,347
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	1,600,000	1,236,592
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	200,000	181,140
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	500,000	497,935
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	250,000	249,788
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	150,000	125,586
SOFR + 0.87%, 4.46%, 2/6/2032 (c)	500,000	493,555
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	500,000	490,795
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	1,735,000	1,742,686
Series MTN, 4.88%, 4/1/2044	50,000	45,933
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	250,000	251,570
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	1,500,000	1,513,215
Series MTN, 5.00%, 1/21/2044	100,000	92,966
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	500,000	503,145
SOFR + 1.13%, 5.05%, 2/6/2037 (c)	500,000	493,300
SOFR + 1.00%, 5.16%, 1/24/2031 (a) (c)	1,625,000	1,655,664
Security Description	Principal Amount	Value
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	$1,450,000	$1,470,575
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	700,000	708,253
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	600,000	599,034
SOFR + 1.64%, 5.46%, 5/9/2036 (c)	850,000	867,246
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	450,000	459,009
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	1,190,000	1,213,003
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	350,000	350,136
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	505,000	513,767
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	300,000	309,459
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	1,050,000	1,099,045
6.11%, 1/29/2037	75,000	78,706
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	325,000	333,928
Bank of Montreal:
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	200,000	177,590
SOFR + 0.75%, 4.06%, 9/22/2028 (c)	180,000	179,120
SOFR + 1.08%, 4.35%, 9/22/2031 (c)	150,000	147,959
Series J, SOFR + 0.97%, 4.44%, 1/14/2032 (c)	575,000	566,611
SOFR + 1.25%, 4.64%, 9/10/2030 (c)	500,000	501,175
SOFR + 0.67%, 5.00%, 1/27/2029 (c)	350,000	353,185
5.20%, 2/1/2028 (a)	100,000	101,513
5.37%, 6/4/2027	350,000	354,347
5.51%, 6/4/2031	300,000	311,016
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (c)	1,000,000	1,006,880
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 7/14/2028	100,000	94,617
Series J, 1.90%, 1/25/2029	150,000	140,795
Series MTN, 3.25%, 5/16/2027	100,000	99,149
Series MTN, 3.30%, 8/23/2029	250,000	240,783
SOFR + 0.63%, 4.03%, 1/22/2030 (c)	115,000	113,862
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	100,000	100,742
SOFR + 0.89%, 4.94%, 2/11/2031 (c)	1,250,000	1,267,175
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	$350,000	$350,332
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (c)	500,000	508,485
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	100,000	101,905
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (a) (c)	335,000	339,559
SOFR + 1.77%, 5.61%, 7/21/2039 (c)	65,000	66,269
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	145,000	148,236
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	115,000	121,961
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	250,000	273,477
Bank of Nova Scotia:
2.15%, 8/1/2031	100,000	88,216
SOFR + 0.76%, 4.04%, 9/15/2028 (c)	250,000	248,540
SOFR + 0.73%, 4.25%, 2/2/2030 (c)	42,000	41,605
SOFR + 1.09%, 4.34%, 9/15/2031 (c)	250,000	246,723
SOFR + 1.00%, 4.40%, 9/8/2028 (c)	500,000	499,610
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	500,000	478,510
SOFR + 1.44%, 4.74%, 11/10/2032 (c)	200,000	199,416
SOFR + 1.05%, 4.81%, 2/2/2034 (c)	200,000	197,098
4.85%, 2/1/2030	85,000	86,042
SOFR + 0.89%, 4.93%, 2/14/2029 (c)	750,000	756,382
Series GMTN, 5.45%, 8/1/2029	145,000	149,510
Barclays PLC:
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	179,348
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	178,596
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	185,060
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	232,915
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	426,629
SOFR + 0.93%, 4.22%, 5/24/2030 (c)	200,000	197,018
SOFR + 1.08%, 4.48%, 11/11/2029 (c)	265,000	263,436
SOFR + 1.14%, 4.52%, 2/24/2032 (c)	200,000	195,684
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	500,000	501,790
Security Description	Principal Amount	Value
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	$200,000	$201,040
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	201,130
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	1,000,000	1,008,080
SOFR + 1.51%, 5.21%, 2/24/2037 (c)	200,000	193,520
5.25%, 8/17/2045	25,000	23,141
SOFR + 1.91%, 5.34%, 9/10/2035 (c)	200,000	197,876
SOFR + 1.23%, 5.37%, 2/25/2031 (c)	1,000,000	1,017,010
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	800,000	821,856
SOFR + 1.59%, 5.79%, 2/25/2036 (c)	1,200,000	1,215,108
SOFR + 1.83%, 5.86%, 8/11/2046 (c)	550,000	541,854
SOFR + 2.42%, 6.04%, 3/12/2055 (a) (c)	350,000	358,620
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	200,000	209,822
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	250,000	260,232
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	200,000	215,944
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	200,000	208,326
Canadian Imperial Bank of Commerce:
3.60%, 4/7/2032	1,290,000	1,210,833
SOFR + 0.60%, 4.24%, 9/8/2028 (c)	235,000	234,462
SOFR + 0.79%, 4.28%, 1/29/2030 (c)	460,000	456,821
SOFR + 1.17%, 4.58%, 9/8/2031 (a) (c)	350,000	348,575
SOFR + 1.34%, 4.63%, 9/11/2030 (c)	160,000	160,131
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	150,000	151,187
SOFR + 1.11%, 5.25%, 1/13/2031 (c)	100,000	102,135
5.26%, 4/8/2029	65,000	66,462
6.09%, 10/3/2033	125,000	133,661
Citibank NA:
4.58%, 5/29/2027	415,000	416,598
4.84%, 8/6/2029 (a)	455,000	460,824
4.91%, 5/29/2030	1,355,000	1,375,704
5.57%, 4/30/2034	250,000	259,030
5.80%, 9/29/2028	350,000	363,216
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	145,000	127,929
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	$860,000	$769,588
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	137,556
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	3,000,000	2,139,510
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	94,406
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	135,000	121,887
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	250,000	246,278
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	100,000	98,960
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	500,000	468,870
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	250,000	248,035
4.13%, 7/25/2028	70,000	69,409
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	150,000	121,578
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	1,750,000	1,728,510
4.45%, 9/29/2027	650,000	649,876
SOFR + 1.17%, 4.50%, 9/11/2031 (c)	1,220,000	1,205,421
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	1,050,000	1,046,388
SOFR + 1.14%, 4.64%, 5/7/2028 (c)	350,000	350,532
4.65%, 7/30/2045	25,000	21,854
4.65%, 7/23/2048	250,000	211,675
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	500,000	500,955
SOFR + 0.87%, 4.79%, 3/4/2029 (c)	1,600,000	1,608,192
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	500,000	497,775
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	350,000	352,201
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	550,000	558,448
SOFR + 1.49%, 5.17%, 9/11/2036 (c)	210,000	207,967
5.30%, 5/6/2044	50,000	46,145
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	241,910
SOFR + 1.47%, 5.33%, 3/27/2036 (c)	500,000	501,300
SOFR + 1.45%, 5.45%, 6/11/2035 (c)	300,000	304,128
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	750,000	760,447
Security Description	Principal Amount	Value
SOFR + 1.75%, 5.61%, 3/4/2056 (c)	$850,000	$816,824
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	250,000	253,167
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	820,000	837,974
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	285,000	295,177
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	885,000	945,755
6.68%, 9/13/2043	175,000	187,332
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	69,117
SOFR + 1.26%, 5.25%, 3/5/2031 (c)	655,000	662,611
5 yr. CMT + 1.45%, 5.30%, 1/29/2036 (c)	54,000	53,531
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	300,000	308,469
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	125,000	128,753
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	190,000	203,762
Commonwealth Bank of Australia:
Series C, 4.36%, 3/27/2029	350,000	351,102
4.42%, 3/14/2028	250,000	251,400
Cooperatieve Rabobank UA:
3.74%, 1/14/2028	250,000	248,328
3.96%, 10/17/2028	250,000	248,983
4.16%, 1/14/2031	250,000	246,205
4.32%, 4/1/2029 (d)	250,000	250,265
4.37%, 5/27/2027	250,000	250,663
5.75%, 12/1/2043	50,000	48,696
Deutsche Bank AG:
SOFR + 1.10%, 4.47%, 12/10/2031 (c)	680,000	667,991
SOFR + 1.14%, 4.73%, 2/6/2032 (c)	150,000	147,743
SOFR + 1.30%, 4.95%, 8/4/2031 (c)	180,000	179,332
SOFR + 1.70%, 5.00%, 9/11/2030 (c)	150,000	150,629
SOFR + 1.72%, 5.30%, 5/9/2031 (c)	650,000	656,669
SOFR + 1.21%, 5.37%, 1/10/2029 (c)	165,000	166,924
SOFR + 2.05%, 5.40%, 9/11/2035 (a) (c)	505,000	501,425
5.41%, 5/10/2029	1,000,000	1,026,370
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	150,000	155,348
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	200,000	213,842
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	490,120
3.95%, 3/14/2028	100,000	99,298
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	$60,000	$59,675
SOFR + 1.49%, 4.90%, 9/6/2030 (c)	90,000	90,307
SOFR + 1.24%, 5.14%, 1/29/2037 (c)	150,000	146,223
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	435,000	448,372
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	750,000	777,675
Fifth Third Bank NA SOFR + 2.61%, 5.33%, 8/25/2033 (a) (c)	250,000	250,368
Fifth Third Financial Corp. 4.00%, 2/1/2029 (a)	50,000	49,270
First Citizens BancShares, Inc.:
SOFR + 1.49%, 4.87%, 3/3/2032 (c)	350,000	338,282
SOFR + 1.41%, 5.23%, 3/12/2031 (c)	250,000	247,520
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (c)	160,000	162,059
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	350,000	352,184
Goldman Sachs Group, Inc.:
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	79,037
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	463,202
2.60%, 2/7/2030	750,000	697,642
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	161,712
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	102,061
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	200,000	180,474
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	655,000	485,368
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	1,350,000	1,013,674
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	250,000	247,713
3.80%, 3/15/2030	250,000	243,010
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	200,000	174,478
SOFR + 0.71%, 4.15%, 1/21/2029 (c)	690,000	685,432
SOFR + 0.90%, 4.15%, 10/21/2029 (c)	295,000	292,256
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	500,000	497,065
SOFR + 1.06%, 4.37%, 10/21/2031 (c)	350,000	343,143
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	$350,000	$313,481
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	385,000	384,834
SOFR + 0.96%, 4.52%, 1/21/2032 (c)	1,750,000	1,723,785
SOFR + 1.14%, 4.69%, 10/23/2030 (c)	85,000	85,065
4.75%, 10/21/2045	50,000	43,317
Series MTN, 4.80%, 7/8/2044	50,000	44,114
SOFR + 1.32%, 4.94%, 4/23/2028 (c)	180,000	180,839
SOFR + 1.33%, 4.94%, 10/21/2036 (c)	1,220,000	1,181,253
SOFR + 1.42%, 5.02%, 10/23/2035 (c)	1,195,000	1,173,108
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	1,140,000	1,153,292
SOFR + 1.19%, 5.07%, 1/21/2037 (c)	430,000	421,026
5.15%, 5/22/2045	250,000	223,850
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	205,000	208,352
SOFR + 1.58%, 5.22%, 4/23/2031 (c)	2,120,000	2,155,552
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	1,120,000	1,123,696
5 yr. CMT + 1.18%, 5.39%, 2/2/2041 (c)	1,250,000	1,209,525
SOFR + 1.32%, 5.54%, 1/21/2047 (c)	365,000	347,641
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	1,265,000	1,286,037
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	1,400,000	1,344,448
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	150,000	154,745
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	785,000	764,025
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	60,000	62,245
6.25%, 2/1/2041	200,000	211,106
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	1,000,000	1,046,480
SOFR + 1.95%, 6.56%, 10/24/2034 (c)	750,000	814,545
6.75%, 10/1/2037	150,000	161,714
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	192,834
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	189,262
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	179,762
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	$200,000	$184,802
SOFR + 0.99%, 4.40%, 3/10/2030 (c)	250,000	248,043
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	250,000	249,698
SOFR + 1.19%, 4.62%, 11/6/2031 (c)	435,000	429,067
SOFR + 1.21%, 4.68%, 3/10/2032 (c)	335,000	330,357
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	500,000	486,810
SOFR + 1.03%, 4.90%, 3/3/2029 (c)	955,000	959,956
4.95%, 3/31/2030	250,000	252,748
SOFR + 1.29%, 5.13%, 3/3/2031 (c)	250,000	252,500
SOFR + 1.43%, 5.13%, 11/6/2036 (c)	870,000	851,486
SOFR + 1.57%, 5.24%, 5/13/2031 (c)	2,295,000	2,326,419
5.25%, 3/14/2044 (a)	250,000	233,903
SOFR + 1.55%, 5.28%, 3/10/2037 (c)	375,000	368,171
SOFR + 1.29%, 5.29%, 11/19/2030 (c)	1,000,000	1,017,190
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	250,000	253,557
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	200,000	200,698
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	250,000	256,062
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	500,000	505,475
SOFR + 1.78%, 5.72%, 3/4/2035 (c)	250,000	256,102
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	1,000,000	1,033,250
SOFR + 1.96%, 5.74%, 9/10/2036 (c)	510,000	510,393
SOFR + 1.88%, 5.79%, 5/13/2036 (c)	265,000	272,229
SOFR + 1.90%, 5.87%, 11/18/2035 (c)	500,000	506,385
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	750,000	771,705
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	200,000	211,790
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,000,000	1,053,120
6.50%, 9/15/2037	1,200,000	1,260,444
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	500,000	521,235
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	500,000	571,485
Security Description	Principal Amount	Value
HSBC USA, Inc. 4.65%, 6/3/2028	$205,000	$206,257
Huntington Bancshares, Inc.:
SOFR + 0.99%, 4.62%, 1/28/2032 (c)	200,000	197,204
SOFR + 1.28%, 5.27%, 1/15/2031 (c)	145,000	147,163
5 yr. CMT + 1.35%, 5.61%, 1/28/2041 (c)	125,000	122,041
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	200,000	204,114
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (a) (c)	500,000	508,845
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	300,000	311,052
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	250,000	250,078
SOFR + 0.72%, 4.87%, 4/12/2028 (c)	500,000	501,585
ING Groep NV:
4.55%, 10/2/2028	200,000	200,282
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	1,300,000	1,307,761
SOFR + 1.23%, 5.07%, 3/25/2031 (c)	300,000	302,547
SOFR + 1.44%, 5.34%, 3/19/2030 (a) (c)	210,000	214,454
SOFR + 1.61%, 5.53%, 3/25/2036 (c)	250,000	252,877
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	200,000	210,954
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	87,723
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	572,767
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	194,946
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	461,960
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	69,832
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	155,000	137,859
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	818,373
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	526,507
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	100,000	90,671
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	$165,000	$125,813
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	163,355
3 mo. USD Term SOFR + 1.46%, 3.16%, 4/22/2042 (c)	1,700,000	1,275,952
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	485,000	329,199
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	185,000	182,012
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	200,000	198,122
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	125,000	121,935
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	200,000	175,532
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,100,000	853,765
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	50,000	39,451
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	200,000	198,818
4.25%, 10/1/2027	80,000	80,036
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	100,000	81,666
SOFR + 0.93%, 4.26%, 10/22/2031 (c)	280,000	275,646
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	500,000	499,860
SOFR + 0.84%, 4.35%, 1/22/2032 (c)	1,480,000	1,458,984
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	248,735
SOFR + 0.86%, 4.51%, 10/22/2028 (c)	140,000	140,151
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	140,000	140,127
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	265,000	265,514
SOFR + 1.19%, 4.81%, 10/22/2036 (c)	840,000	815,371
4.85%, 2/1/2044	50,000	45,787
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	500,000	502,465
SOFR + 1.07%, 4.90%, 1/22/2037 (a) (c)	295,000	288,593
Security Description	Principal Amount	Value
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	$1,000,000	$1,001,470
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	1,225,000	1,236,196
4.95%, 6/1/2045	50,000	45,234
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	130,000	128,366
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	95,000	95,648
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	200,000	202,864
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	100,000	101,397
SOFR + 1.44%, 5.10%, 4/22/2031 (c)	1,645,000	1,674,742
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	915,000	931,214
SOFR + 1.30%, 5.19%, 2/5/2037 (c)	1,000,000	981,840
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	1,085,000	1,096,794
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	915,000	931,973
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	1,095,000	1,111,545
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,065,000	1,085,650
5.40%, 1/6/2042	50,000	49,100
5.50%, 10/15/2040	150,000	152,568
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	235,000	240,487
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	1,500,000	1,472,325
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	600,000	607,284
SOFR + 1.68%, 5.57%, 4/22/2036 (c)	1,395,000	1,435,036
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	4,085,000	4,209,756
SOFR + 1.64%, 5.58%, 7/23/2036 (c)	1,145,000	1,160,286
5.63%, 8/16/2043	250,000	248,248
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	750,000	777,120
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	395,000	411,250
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	290,000	301,374
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	200,000	214,804
Keybank National Association:
4.39%, 12/14/2027	300,000	300,012
5.00%, 1/26/2033	500,000	493,420
5.85%, 11/15/2027	250,000	255,267
KeyCorp:
Series MTN, 2.25%, 4/6/2027	100,000	97,835
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (c)	$750,000	$756,592
SOFR + 1.37%, 5.31%, 1/28/2037 (c)	50,000	48,982
Kreditanstalt fuer Wiederaufbau:
3.00%, 5/20/2027	225,000	222,896
3.75%, 2/15/2028	425,000	424,498
3.88%, 6/15/2028	795,000	795,970
4.00%, 3/15/2029	580,000	582,639
4.13%, 7/15/2033	1,000,000	996,440
4.38%, 2/28/2034	910,000	918,663
4.75%, 10/29/2030	400,000	413,436
Landwirtschaftliche Rentenbank:
Series 44, 3.88%, 6/14/2028	750,000	750,337
Series MTN, 5.00%, 10/24/2033	250,000	262,277
Lloyds Banking Group PLC:
1 yr. CMT + 0.60%, 4.24%, 2/10/2030 (c)	1,000,000	989,130
4.34%, 1/9/2048	200,000	160,810
1 yr. CMT + 0.82%, 4.43%, 11/4/2031 (c)	200,000	197,212
4.55%, 8/16/2028	250,000	250,258
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	200,000	201,136
1 yr. CMT + 0.97%, 4.94%, 11/4/2036 (c)	250,000	241,190
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (c)	250,000	248,928
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	500,000	504,465
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (a) (c)	200,000	203,336
1 yr. CMT + 0.82%, 5.67%, 2/10/2047 (c)	350,000	340,298
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	500,000	513,795
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (c)	500,000	512,205
1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (c)	750,000	762,480
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	250,000	285,082
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	165,000	164,873
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	60,000	60,245
SOFR + 1.40%, 5.18%, 7/8/2031 (c)	90,000	90,891
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (c)	65,000	64,451
Security Description	Principal Amount	Value
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (a) (c)	$560,000	$558,202
Manufacturers & Traders Trust Co.:
4.70%, 1/27/2028	500,000	502,590
SOFR + 0.95%, 4.76%, 7/6/2028 (c)	500,000	501,305
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	500,000	440,130
3.29%, 7/25/2027	50,000	49,428
3.74%, 3/7/2029	250,000	245,975
3.96%, 3/2/2028	50,000	49,625
4.05%, 9/11/2028	100,000	99,287
4.29%, 7/26/2038 (a)	35,000	32,272
1 yr. CMT + 0.80%, 4.51%, 1/14/2032 (c)	220,000	216,874
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (c)	700,000	692,916
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	250,000	251,658
1 yr. CMT + 0.90%, 5.06%, 1/14/2037 (c)	295,000	289,507
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (c)	250,000	253,552
1 yr. CMT + 0.93%, 5.19%, 9/12/2036 (a) (c)	200,000	198,618
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	200,000	203,248
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	700,000	710,472
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (c)	950,000	966,397
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	200,000	202,492
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	500,000	507,870
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	700,000	710,689
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (c)	200,000	204,588
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (c)	200,000	205,514
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (c)	200,000	205,188
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	250,000	255,432
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (c)	250,000	255,975
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	450,290
2.56%, 9/13/2031	215,000	189,542
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	$200,000	$188,494
4.02%, 3/5/2028	200,000	198,832
1 yr. CMT + 0.70%, 4.44%, 5/12/2032 (c)	200,000	196,014
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (c)	700,000	698,838
1 yr. CMT + 0.85%, 5.05%, 5/12/2037 (a) (c)	200,000	196,312
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (c)	200,000	202,296
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (a) (c)	250,000	250,810
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (c)	200,000	204,388
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (c)	300,000	306,309
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	200,000	202,742
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (c)	250,000	252,698
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (c)	500,000	513,540
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (c)	250,000	256,582
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	350,000	358,491
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	200,000	207,420
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	240,000	246,473
Morgan Stanley:
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	56,312
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	525,000	455,033
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	2,200,000	1,926,386
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	172,050
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	110,000	97,143
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	232,208
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (a) (c)	250,000	152,190
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	135,000	121,338
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	1,395,000	1,049,793
3.59%, 7/22/2028 (c)	100,000	98,814
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	479,375
3.95%, 4/23/2027	25,000	24,848
Security Description	Principal Amount	Value
3.97%, 7/22/2038 (c)	$100,000	$87,259
Series I, SOFR + 0.91%, 4.13%, 10/18/2029 (c)	180,000	177,921
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	175,000	174,507
SOFR + 0.80%, 4.24%, 1/9/2030 (c)	175,000	173,180
4.30%, 1/27/2045	50,000	41,278
Series I, SOFR + 1.07%, 4.36%, 10/22/2031 (c)	745,000	730,309
Series MTN, 4.38%, 1/22/2047	100,000	82,051
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	250,000	248,690
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	250,000	229,218
SOFR + 0.95%, 4.49%, 1/16/2032 (c)	145,000	142,618
SOFR + 1.10%, 4.65%, 10/18/2030 (c)	920,000	919,319
SOFR + 1.20%, 4.71%, 3/12/2032 (c)	1,865,000	1,852,374
Series I, SOFR + 1.31%, 4.89%, 10/22/2036 (c)	125,000	120,800
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	1,150,000	1,160,476
SOFR + 1.22%, 5.04%, 7/19/2030 (c)	135,000	136,578
SOFR + 1.18%, 5.07%, 1/30/2037 (c)	1,915,000	1,875,608
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	635,000	642,112
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	155,000	156,783
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	170,000	172,407
SOFR + 1.51%, 5.19%, 4/17/2031 (c)	190,000	192,846
SOFR + 1.11%, 5.23%, 1/15/2031 (c)	265,000	269,137
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	180,000	180,592
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	160,000	159,466
5 yr. CMT + 1.17%, 5.31%, 1/18/2041 (c)	160,000	154,374
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	200,000	200,466
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	190,000	192,637
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	290,000	295,319
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	140,000	142,159
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	$1,220,000	$1,155,401
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	250,000	255,000
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	500,000	484,025
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	75,000	75,860
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	915,000	941,315
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	2,190,000	2,241,815
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	115,000	119,367
SOFR + 1.78%, 5.90%, 3/13/2047 (c)	585,000	582,467
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	1,000,000	1,022,200
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	135,000	138,367
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	250,000	256,512
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	980,000	1,048,718
6.38%, 7/24/2042	65,000	69,645
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	1,040,000	1,084,959
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	230,000	250,217
Morgan Stanley Bank NA:
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	300,000	301,803
SOFR + 0.91%, 5.02%, 1/12/2029 (c)	1,500,000	1,516,080
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	250,000	252,858
Morgan Stanley Private Bank NA:
SOFR + 0.78%, 4.20%, 11/17/2028 (c)	845,000	841,983
SOFR + 0.76%, 4.21%, 2/8/2030 (c)	370,000	366,152
SOFR + 0.77%, 4.47%, 7/6/2028 (c)	250,000	249,998
SOFR + 1.02%, 4.47%, 11/19/2031 (c)	405,000	398,803
SOFR + 1.08%, 4.73%, 7/18/2031 (c)	1,000,000	996,580
National Australia Bank Ltd.:
4.15%, 1/13/2031 (a)	250,000	247,075
4.31%, 6/13/2028	350,000	350,917
4.50%, 10/26/2027	250,000	251,415
4.79%, 1/10/2029	250,000	254,105
4.90%, 1/14/2030	250,000	254,915
4.94%, 1/12/2028 (a)	300,000	304,296
5.09%, 6/11/2027	250,000	252,818
Security Description	Principal Amount	Value
National Bank of Canada:
SOFR + 0.76%, 4.17%, 1/20/2029 (c)	$285,000	$283,384
4.50%, 10/10/2029	350,000	350,266
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	492,010
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	198,752
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	550,000	555,153
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (c)	200,000	202,006
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (c)	750,000	774,772
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	750,000	771,847
1 yr. CMT + 1.30%, 5.91%, 3/3/2047 (c)	200,000	194,444
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	68,262
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	62,125
3.65%, 8/3/2028	100,000	99,242
4.00%, 5/10/2027	100,000	99,896
4.15%, 11/19/2030	145,000	143,802
5 yr. CMT + 1.05%, 5.12%, 11/19/2040 (c)	145,000	141,292
6.13%, 11/2/2032	250,000	267,137
Pinnacle Bank/Nashville TN 5.63%, 2/15/2028	250,000	252,813
PNC Bank NA:
3.25%, 1/22/2028	250,000	246,255
SOFR + 0.73%, 4.43%, 7/21/2028 (c)	500,000	499,865
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	135,000	120,270
2.55%, 1/22/2030	500,000	466,345
3.15%, 5/19/2027	100,000	98,818
3.45%, 4/23/2029	100,000	97,736
SOFR + 0.61%, 4.08%, 1/26/2029 (c)	320,000	318,240
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	100,000	97,127
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	135,000	134,561
SOFR + 1.33%, 4.90%, 5/13/2031 (a) (c)	625,000	628,625
SOFR + 1.07%, 5.22%, 1/29/2031 (c)	1,000,000	1,019,860
SOFR + 1.42%, 5.37%, 7/21/2036 (c)	150,000	151,175
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.60%, 5.40%, 7/23/2035 (c)	$2,040,000	$2,062,746
5 yr. CMT + 1.17%, 5.42%, 1/25/2041 (c)	330,000	323,845
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	500,000	514,225
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	125,000	128,670
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	200,000	220,702
Regions Financial Corp.:
SOFR + 2.06%, 5.50%, 9/6/2035 (a) (c)	615,000	615,793
SOFR + 1.49%, 5.72%, 6/6/2030 (c)	180,000	184,705
Royal Bank of Canada:
Series GMTN, 2.30%, 11/3/2031 (a)	100,000	89,236
3.63%, 5/4/2027	250,000	248,505
3.88%, 5/4/2032	500,000	480,030
SOFR + 0.70%, 4.00%, 11/3/2028 (c)	190,000	188,721
SOFR + 0.98%, 4.31%, 11/3/2031 (c)	250,000	245,788
SOFR + 0.89%, 4.50%, 8/6/2029 (c)	195,000	195,113
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	160,000	160,158
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	200,000	200,456
SOFR + 1.06%, 4.70%, 8/6/2031 (c)	1,210,000	1,208,149
Series GMTN, 4.90%, 1/12/2028	500,000	505,565
Series GMTN, 4.95%, 2/1/2029	500,000	508,665
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	210,000	212,018
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (a) (c)	70,000	70,867
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (a) (c)	250,000	252,833
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (c)	250,000	253,965
Series GMTN, 5.20%, 8/1/2028 (a)	500,000	509,750
Series MTN, 6.00%, 11/1/2027	200,000	205,264
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	49,898
Security Description	Principal Amount	Value
SOFR + 1.94%, 5.35%, 9/6/2030 (c)	$200,000	$202,160
SOFR + 1.61%, 5.47%, 3/20/2029 (c)	155,000	157,136
SOFR + 1.88%, 5.74%, 3/20/2031 (a) (c)	780,000	799,625
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	675,000	696,289
Santander U.K. Group Holdings PLC:
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	197,436
SOFR + 1.07%, 4.32%, 9/22/2029 (c)	700,000	693,490
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	200,000	200,244
SOFR + 1.58%, 5.14%, 9/22/2036 (c)	200,000	193,014
SOFR + 1.52%, 5.69%, 4/15/2031 (c)	500,000	514,170
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	550,000	517,055
2.13%, 7/8/2030	1,000,000	899,940
2.30%, 1/12/2041 (a)	750,000	510,630
3.04%, 7/16/2029	200,000	190,414
3.36%, 7/12/2027	50,000	49,467
3.94%, 7/19/2028	50,000	49,555
4.31%, 10/16/2028 (a)	100,000	99,661
SOFR + 1.02%, 4.49%, 1/15/2032 (c)	200,000	196,990
SOFR + 1.19%, 4.66%, 7/8/2031 (c)	500,000	497,125
SOFR + 1.22%, 5.05%, 1/15/2037 (c)	200,000	196,480
5.24%, 4/15/2030	1,000,000	1,020,460
SOFR + 1.50%, 5.25%, 7/8/2036 (c)	250,000	250,375
5 yr. CMT + 1.30%, 5.33%, 3/3/2041 (c)	200,000	193,362
5.42%, 7/9/2031	500,000	512,265
5.52%, 1/13/2028	1,150,000	1,172,770
5.56%, 7/9/2034	200,000	204,950
5.71%, 1/13/2030	350,000	362,544
5.77%, 1/13/2033	200,000	208,210
5.80%, 7/13/2028	500,000	515,150
SOFR + 1.78%, 5.80%, 7/8/2046 (c)	250,000	243,180
Toronto-Dominion Bank:
Series MTN, 2.00%, 9/10/2031	100,000	88,165
Series GMTN, 2.45%, 1/12/2032	150,000	132,554
Series MTN, 3.20%, 3/10/2032	200,000	184,038
3.91%, 1/13/2028	100,000	99,308
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.11%, 6/8/2027	$200,000	$199,572
4.11%, 10/13/2028	250,000	248,578
4.41%, 1/13/2031	100,000	99,169
Series MTN, 4.57%, 6/2/2028	250,000	250,848
4.78%, 12/17/2029 (a)	400,000	404,660
Series MTN, 4.81%, 6/3/2030	500,000	504,370
4.93%, 10/15/2035	250,000	245,525
Series GMTN, 4.98%, 4/5/2027	100,000	100,735
Series GMTN, 4.99%, 4/5/2029	100,000	101,513
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	760,000	761,710
5.16%, 1/10/2028	500,000	506,480
Series MTN, 5.52%, 7/17/2028	200,000	204,944
Truist Bank:
SOFR + 0.91%, 4.14%, 10/23/2029 (c)	250,000	247,600
Series I, SOFR + 0.66%, 4.14%, 1/27/2029 (c)	250,000	248,738
SOFR + 0.77%, 4.42%, 7/24/2028 (c)	250,000	249,978
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	100,000	95,878
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	47,323
Series MTN, 3.88%, 3/19/2029	100,000	98,405
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	180,000	179,275
SOFR + 0.97%, 4.60%, 1/27/2032 (c)	175,000	173,061
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	105,000	105,693
Series MTN, SOFR + 1.40%, 4.96%, 10/23/2036 (a) (c)	250,000	242,160
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (c)	1,415,000	1,430,367
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	250,000	253,385
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	110,000	112,518
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	95,000	97,925
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	750,000	780,615
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	350,000	370,352
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	150,000	131,820
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	200,000	177,988
Security Description	Principal Amount	Value
Series DMTN, 3.00%, 7/30/2029	$100,000	$95,453
SOFR + 0.87%, 4.48%, 1/26/2032 (c)	180,000	178,108
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	200,000	200,810
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	400,000	395,404
SOFR + 1.10%, 5.03%, 1/26/2037 (c)	250,000	246,810
SOFR + 1.06%, 5.05%, 2/12/2031 (c)	115,000	116,671
SOFR + 1.30%, 5.08%, 5/15/2031 (c)	840,000	851,676
SOFR + 1.25%, 5.10%, 7/23/2030 (a) (c)	915,000	931,113
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	130,000	133,012
SOFR + 1.41%, 5.42%, 2/12/2036 (a) (c)	75,000	76,620
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	500,000	516,285
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	750,000	771,135
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	250,000	260,970
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	155,000	162,773
U.S. Bank NA SOFR + 0.91%, 4.73%, 5/15/2028 (c)	1,000,000	1,003,600
UBS AG:
SOFR + 0.81%, 4.30%, 3/16/2029 (c)	250,000	249,620
4.50%, 6/26/2048 (a)	1,000,000	833,480
SOFR + 1.11%, 4.63%, 2/16/2032 (c)	250,000	249,088
5.65%, 9/11/2028	450,000	464,215
Webster Financial Corp. 5 yr. CMT + 2.13%, 5.78%, 9/11/2035 (c)	55,000	55,813
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	200,000	195,214
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	231,325
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,665,000	1,250,149
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	695,000	637,635
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	350,000	346,552
SOFR + 0.88%, 4.08%, 9/15/2029 (c)	260,000	257,132
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.15%, 1/24/2029	$250,000	$248,560
SOFR + 0.74%, 4.18%, 1/23/2030 (c)	165,000	163,538
Series GMTN, 4.30%, 7/22/2027	50,000	49,919
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	150,000	148,821
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,250,000	1,036,737
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	165,000	165,690
SOFR + 1.34%, 4.89%, 9/15/2036 (c)	900,000	875,448
Series GMTN, 4.90%, 11/17/2045	150,000	128,724
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	500,000	497,200
SOFR + 1.10%, 4.96%, 1/23/2037 (c)	250,000	243,553
SOFR + 1.37%, 4.97%, 4/23/2029 (c)	220,000	221,901
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,500,000	1,323,615
SOFR + 1.50%, 5.15%, 4/23/2031 (c)	2,165,000	2,201,762
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	640,000	650,541
SOFR + 1.38%, 5.21%, 12/3/2035 (c)	150,000	149,318
SOFR + 1.11%, 5.24%, 1/24/2031 (c)	1,215,000	1,238,255
5.38%, 11/2/2043	150,000	140,327
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	760,000	770,898
SOFR + 1.23%, 5.43%, 1/23/2047 (c)	1,525,000	1,443,580
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	530,000	539,286
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	600,000	614,424
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	435,000	444,818
5.61%, 1/15/2044	325,000	310,147
SOFR + 1.74%, 5.61%, 4/23/2036 (c)	1,735,000	1,775,408
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	3,100,000	3,140,269
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	270,000	281,291
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	250,000	270,350
Westpac Banking Corp.:
2.15%, 6/3/2031 (a)	600,000	538,014
Security Description	Principal Amount	Value
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	$40,000	$35,895
2.96%, 11/16/2040	530,000	391,500
3.40%, 1/25/2028	100,000	98,851
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	29,248
4.35%, 7/1/2030 (a)	750,000	749,370
4.42%, 7/24/2039	25,000	22,380
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	250,000	253,432
5.46%, 11/18/2027	250,000	255,195
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (c)	200,000	202,330
6.82%, 11/17/2033	750,000	819,465
Zions Bancorp NA 3.25%, 10/29/2029	250,000	231,685
		302,739,233
BEVERAGES — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	925,000	900,700
4.90%, 2/1/2046	2,750,000	2,479,482
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	483,405
4.38%, 4/15/2038	215,000	200,380
4.75%, 1/23/2029	750,000	759,150
4.90%, 1/23/2031	65,000	66,477
4.95%, 1/15/2042	250,000	233,158
5.00%, 6/15/2034	400,000	404,732
5.45%, 1/23/2039	350,000	355,656
5.55%, 1/23/2049	350,000	339,272
5.80%, 1/23/2059	1,045,000	1,048,772
Brown-Forman Corp.:
4.00%, 4/15/2038	50,000	43,917
4.75%, 4/15/2033 (a)	200,000	198,368
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	236,300
1.38%, 3/15/2031 (a)	200,000	174,518
1.45%, 6/1/2027	790,000	767,532
1.50%, 3/5/2028	60,000	57,338
2.00%, 3/5/2031	65,000	58,445
2.13%, 9/6/2029	150,000	140,769
2.25%, 1/5/2032 (a)	850,000	760,920
2.50%, 3/15/2051	250,000	146,710
2.60%, 6/1/2050	350,000	212,191
2.88%, 5/5/2041	100,000	75,371
3.00%, 3/5/2051	90,000	58,866
4.65%, 8/14/2034 (a)	110,000	110,673
5.00%, 5/13/2034	1,100,000	1,131,515
5.20%, 1/14/2055 (a)	100,000	94,666
5.30%, 5/13/2054	350,000	334,950
5.40%, 5/13/2064	90,000	85,460
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Coca-Cola Consolidated, Inc. 5.45%, 6/1/2034	$500,000	$512,965
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	250,000	208,448
5.10%, 5/6/2035 (a)	200,000	198,052
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	220,498
2.88%, 5/1/2030	25,000	23,404
3.15%, 8/1/2029	100,000	95,671
3.75%, 5/1/2050 (a)	20,000	14,380
4.50%, 5/9/2047	50,000	40,729
4.65%, 11/15/2028	30,000	30,118
4.75%, 5/9/2032	1,000,000	992,280
4.95%, 11/1/2035	335,000	323,533
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	430,790
3.88%, 5/18/2028	200,000	198,594
5.30%, 10/24/2027	550,000	558,723
Diageo Investment Corp.:
4.25%, 5/11/2042 (a)	25,000	21,301
5.63%, 4/15/2035 (a)	500,000	517,690
Keurig Dr. Pepper, Inc.:
Series 31, 2.25%, 3/15/2031	40,000	35,312
3.20%, 5/1/2030	45,000	42,203
3.35%, 3/15/2051	280,000	179,729
3.80%, 5/1/2050	70,000	48,772
3.95%, 4/15/2029	200,000	195,864
4.50%, 4/15/2052	1,500,000	1,165,695
5.05%, 3/15/2029	665,000	671,989
5.30%, 3/15/2034	200,000	198,306
Molson Coors Beverage Co. 4.20%, 7/15/2046	530,000	413,490
Pepsico Singapore Financing I Pte. Ltd. 4.70%, 2/16/2034 (a)	250,000	248,572
PepsiCo, Inc.:
1.40%, 2/25/2031 (a)	40,000	34,884
1.63%, 5/1/2030	75,000	67,598
2.63%, 7/29/2029	50,000	47,581
2.75%, 3/19/2030	1,000,000	945,060
2.75%, 10/21/2051	200,000	122,778
2.88%, 10/15/2049	100,000	64,323
3.38%, 7/29/2049	35,000	24,748
3.45%, 10/6/2046	150,000	111,221
3.60%, 2/18/2028 (a)	550,000	546,128
4.30%, 7/23/2030 (a)	85,000	85,195
4.45%, 2/7/2028	1,000,000	1,008,100
4.45%, 5/15/2028	100,000	100,804
4.45%, 2/15/2033 (a)	100,000	100,435
4.50%, 7/17/2029	100,000	100,897
4.60%, 2/7/2030	180,000	182,322
4.65%, 7/23/2032	750,000	754,545
4.65%, 2/15/2053	850,000	734,085
4.80%, 7/17/2034 (a)	100,000	100,639
5.00%, 7/23/2035 (a)	85,000	85,854
Security Description	Principal Amount	Value
5.25%, 7/17/2054	$100,000	$95,708
		24,859,706
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	250,000	235,590
2.30%, 2/25/2031	100,000	90,245
2.77%, 9/1/2053	65,000	38,302
3.15%, 2/21/2040	850,000	660,433
3.20%, 11/2/2027	250,000	246,125
3.38%, 2/21/2050	100,000	70,401
4.05%, 8/18/2029	500,000	495,235
4.20%, 2/19/2031 (a)	100,000	98,593
4.20%, 2/22/2052	500,000	387,735
4.40%, 5/1/2045	50,000	42,159
4.56%, 6/15/2048	200,000	167,398
4.66%, 6/15/2051	150,000	125,942
4.85%, 2/19/2036	200,000	196,412
4.88%, 3/1/2053	500,000	431,915
5.25%, 3/2/2030	1,000,000	1,027,210
5.25%, 3/2/2033	680,000	697,687
5.50%, 2/19/2046	200,000	192,228
5.65%, 3/2/2053	3,160,000	3,058,501
5.65%, 2/19/2056	200,000	193,466
Biogen, Inc.:
2.25%, 5/1/2030	535,000	488,353
3.25%, 2/15/2051 (a)	308,000	194,597
5.75%, 5/15/2035	500,000	517,060
6.45%, 5/15/2055	140,000	145,334
Gilead Sciences, Inc.:
1.20%, 10/1/2027	295,000	282,740
1.65%, 10/1/2030	290,000	258,230
2.60%, 10/1/2040	350,000	253,242
2.80%, 10/1/2050	150,000	93,141
4.15%, 3/1/2047	120,000	97,126
4.50%, 2/1/2045	25,000	21,571
4.60%, 9/1/2035	100,000	97,615
4.75%, 3/1/2046	175,000	155,220
4.80%, 11/15/2029	695,000	708,101
4.80%, 4/1/2044	25,000	22,570
5.10%, 6/15/2035	50,000	50,560
5.50%, 11/15/2054 (a)	650,000	629,986
5.55%, 10/15/2053	850,000	826,446
5.60%, 11/15/2064 (a)	100,000	96,832
Illumina, Inc.:
4.75%, 12/12/2030	200,000	198,964
5.75%, 12/13/2027	100,000	101,939
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	31,033
2.80%, 9/15/2050	30,000	18,134
Royalty Pharma PLC:
2.20%, 9/2/2030	40,000	36,005
3.30%, 9/2/2040	65,000	49,262
3.55%, 9/2/2050	315,000	212,480
4.45%, 3/25/2031	250,000	246,820
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 9/25/2035	$250,000	$246,615
5.40%, 9/2/2034	250,000	252,068
5.90%, 9/2/2054	210,000	201,940
5.95%, 9/25/2055	125,000	121,658
		15,111,219
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
2.05%, 5/15/2030	20,000	18,226
2.70%, 5/15/2040	50,000	36,749
2.80%, 5/15/2050	35,000	21,636
4.30%, 6/11/2028	100,000	100,302
4.60%, 2/8/2029	750,000	757,672
4.80%, 3/3/2033	250,000	252,015
4.90%, 10/11/2032	100,000	101,333
Cabot Corp. 4.00%, 7/1/2029	25,000	24,699
CF Industries, Inc. 5.38%, 3/15/2044	750,000	700,222
Dow Chemical Co.:
2.10%, 11/15/2030	500,000	439,640
3.60%, 11/15/2050	750,000	481,477
4.25%, 10/1/2034	36,000	32,682
4.38%, 11/15/2042	50,000	39,170
4.80%, 11/30/2028	100,000	100,388
4.80%, 5/15/2049	65,000	50,391
5.65%, 3/15/2036 (a)	500,000	494,960
5.95%, 3/15/2055 (a)	250,000	225,673
6.90%, 5/15/2053 (a)	500,000	510,120
DuPont de Nemours, Inc. 4.73%, 11/15/2028 (b)	1,065,000	1,068,621
Eastman Chemical Co.:
4.50%, 12/1/2028	100,000	100,038
4.50%, 2/20/2031	100,000	97,823
5.00%, 8/1/2029	65,000	65,621
5.63%, 2/20/2034 (a)	500,000	506,925
5.75%, 3/8/2033	250,000	258,578
Ecolab, Inc.:
2.75%, 8/18/2055	500,000	294,355
5.00%, 9/1/2035 (a)	630,000	630,869
EIDP, Inc. 5.13%, 5/15/2032	145,000	147,156
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	44,898
Linde, Inc.:
1.10%, 8/10/2030	500,000	437,450
3.55%, 11/7/2042	25,000	19,652
LYB International Finance BV 4.88%, 3/15/2044	25,000	20,513
LYB International Finance III LLC:
2.25%, 10/1/2030	25,000	22,322
3.38%, 10/1/2040	280,000	202,854
3.63%, 4/1/2051	40,000	25,770
3.80%, 10/1/2060	30,000	18,374
Security Description	Principal Amount	Value
4.20%, 10/15/2049	$50,000	$35,282
4.20%, 5/1/2050	550,000	387,926
5.13%, 1/15/2031	70,000	70,090
5.50%, 3/1/2034 (a)	500,000	497,010
5.88%, 1/15/2036	500,000	501,480
6.15%, 5/15/2035 (a)	85,000	87,525
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	25,000	18,726
Mosaic Co.:
4.05%, 11/15/2027	250,000	248,268
4.35%, 1/15/2029	105,000	104,442
4.60%, 11/15/2030	125,000	123,979
5.63%, 11/15/2043	25,000	23,272
NewMarket Corp. 2.70%, 3/18/2031	750,000	675,915
Nutrien Ltd.:
2.95%, 5/13/2030	750,000	703,335
4.13%, 3/15/2035	25,000	22,900
4.20%, 4/1/2029	85,000	84,370
4.90%, 3/27/2028	140,000	141,218
5.00%, 4/1/2049	150,000	131,883
5.80%, 3/27/2053	750,000	734,100
PPG Industries, Inc.:
2.80%, 8/15/2029	100,000	95,258
4.38%, 3/15/2031	250,000	246,455
RPM International, Inc.:
2.95%, 1/15/2032	500,000	449,480
4.25%, 1/15/2048	200,000	158,508
5.25%, 6/1/2045	25,000	23,198
Sherwin-Williams Co.:
2.20%, 3/15/2032	155,000	134,678
2.30%, 5/15/2030	60,000	54,885
2.95%, 8/15/2029	50,000	47,663
3.30%, 5/15/2050	100,000	66,492
3.45%, 6/1/2027	30,000	29,692
3.80%, 8/15/2049	50,000	36,534
4.30%, 8/15/2028	500,000	498,460
4.50%, 8/15/2030	170,000	169,670
4.50%, 6/1/2047	500,000	415,800
4.55%, 3/1/2028	100,000	100,399
5.15%, 8/15/2035 (a)	115,000	115,371
Westlake Corp.:
3.13%, 8/15/2051	350,000	212,377
4.38%, 11/15/2047	150,000	115,799
5.00%, 8/15/2046	100,000	85,886
6.38%, 11/15/2055	250,000	246,310
		16,243,810
COMMERCIAL SERVICES — 0.3%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	65,882
1.70%, 5/15/2028 (a)	60,000	57,185
4.75%, 5/8/2032	395,000	399,037
Block Financial LLC:
3.88%, 8/15/2030 (a)	30,000	28,270
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 9/15/2032	$115,000	$111,415
California Institute of Technology 3.65%, 9/1/2119	45,000	28,097
Cintas Corp. No. 2:
3.70%, 4/1/2027	150,000	149,303
4.20%, 5/1/2028	115,000	114,793
Cornell University Series 2025, 4.73%, 6/15/2035 (a)	150,000	148,539
Equifax, Inc.:
4.80%, 9/15/2029	350,000	352,121
5.10%, 12/15/2027	115,000	116,166
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	80,563
Georgetown University:
Series 20A, 2.94%, 4/1/2050 (a)	25,000	15,976
5.12%, 4/1/2053 (a)	500,000	460,020
Global Payments, Inc.:
2.90%, 5/15/2030	1,000,000	914,130
3.20%, 8/15/2029	500,000	471,590
4.45%, 6/1/2028	100,000	99,172
4.50%, 11/15/2028	95,000	94,119
4.55%, 3/15/2028	85,000	84,632
4.88%, 11/15/2030	400,000	392,624
5.20%, 11/15/2032	125,000	121,306
5.40%, 3/15/2033	115,000	112,334
5.55%, 11/15/2035	400,000	384,628
Leland Stanford Junior University:
Series 2025, 4.15%, 8/1/2030	165,000	164,163
4.68%, 3/1/2035 (a)	250,000	247,978
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	100,000	66,673
3.96%, 7/1/2038	50,000	45,821
5.62%, 6/1/2055	1,145,000	1,161,946
Moody's Corp.:
2.00%, 8/19/2031 (a)	600,000	528,228
2.75%, 8/19/2041	350,000	246,715
5.00%, 8/5/2034	70,000	69,958
Northwestern University:
Series 2017, 3.66%, 12/1/2057	150,000	107,916
4.94%, 12/1/2035	320,000	321,674
PayPal Holdings, Inc.:
2.30%, 6/1/2030	55,000	50,335
2.85%, 10/1/2029	30,000	28,455
3.25%, 6/1/2050	65,000	41,896
3.90%, 6/1/2027	70,000	69,667
4.45%, 3/6/2028	125,000	125,359
5.05%, 6/1/2052 (a)	500,000	427,240
5.10%, 4/1/2035 (a)	1,000,000	992,760
Security Description	Principal Amount	Value
5.15%, 6/1/2034	$250,000	$249,247
President & Fellows of Harvard College:
3.15%, 7/15/2046	225,000	161,912
4.61%, 2/15/2035	350,000	346,059
Quanta Services, Inc.:
2.35%, 1/15/2032	55,000	47,931
3.05%, 10/1/2041	250,000	182,828
4.30%, 8/9/2028	500,000	499,290
5.25%, 8/9/2034	350,000	352,191
RELX Capital, Inc.:
4.00%, 3/18/2029	100,000	98,994
4.75%, 3/27/2030	1,110,000	1,118,147
5.25%, 3/27/2035	110,000	111,285
S&P Global, Inc.:
2.50%, 12/1/2029 (a)	55,000	51,564
2.90%, 3/1/2032	70,000	63,866
2.95%, 3/1/2029	500,000	481,125
3.25%, 12/1/2049	65,000	43,949
3.70%, 3/1/2052 (a)	525,000	381,911
3.90%, 3/1/2062	30,000	21,400
4.80%, 12/4/2035 (b)	100,000	97,934
5.25%, 9/15/2033	250,000	257,320
Triton Container International Ltd./TAL International Container Corp. 5.15%, 2/15/2033	65,000	63,637
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	20,000	12,264
4.65%, 7/1/2030 (a)	75,000	76,002
Trustees of the University of Pennsylvania 3.61%, 2/15/2119 (a)	25,000	15,683
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	7,843
University of Southern California:
2.81%, 10/1/2050	50,000	31,332
3.03%, 10/1/2039	25,000	20,326
Series A, 3.23%, 10/1/2120	35,000	19,612
4.98%, 10/1/2053 (a)	490,000	448,404
Verisk Analytics, Inc.:
4.13%, 3/15/2029	120,000	119,442
5.13%, 3/15/2036	250,000	244,380
5.25%, 6/5/2034	180,000	179,107
5.25%, 3/15/2035	140,000	138,795
5.75%, 4/1/2033	115,000	119,108
Yale University Series 2025, 4.70%, 4/15/2032	45,000	45,693
		15,607,267
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 0.2%
Apple, Inc.:
1.20%, 2/8/2028	$500,000	$476,255
1.25%, 8/20/2030	200,000	177,216
1.40%, 8/5/2028 (a)	500,000	472,280
1.65%, 5/11/2030 (a)	90,000	81,689
1.65%, 2/8/2031 (a)	200,000	178,434
2.38%, 2/8/2041	50,000	35,441
2.40%, 8/20/2050 (a)	110,000	63,700
2.65%, 5/11/2050	300,000	183,531
2.65%, 2/8/2051	200,000	121,146
2.70%, 8/5/2051	350,000	213,353
2.80%, 2/8/2061	100,000	57,021
3.00%, 11/13/2027	100,000	98,694
3.20%, 5/11/2027	250,000	248,123
3.25%, 8/8/2029	750,000	732,630
3.45%, 2/9/2045	350,000	266,479
3.85%, 5/4/2043	25,000	20,644
3.85%, 8/4/2046	150,000	119,213
3.95%, 8/8/2052	500,000	388,810
4.10%, 8/8/2062	750,000	571,590
4.38%, 5/13/2045	75,000	65,518
4.50%, 2/23/2036 (a)	350,000	348,498
4.65%, 2/23/2046	1,075,000	963,232
Dell International LLC/EMC Corp.:
5.25%, 2/1/2028	500,000	506,715
5.75%, 2/1/2033 (a)	65,000	67,508
6.20%, 7/15/2030	250,000	263,902
8.35%, 7/15/2046	252,000	311,560
DXC Technology Co. 2.38%, 9/15/2028	100,000	94,030
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	10,000	10,596
6.35%, 10/15/2045 (a)	10,000	9,955
HP, Inc.:
4.00%, 4/15/2029 (a)	1,500,000	1,472,550
4.20%, 4/15/2032 (a)	200,000	190,152
6.00%, 9/15/2041 (a)	250,000	246,900
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	826,268
1.95%, 5/15/2030	350,000	315,507
2.72%, 2/9/2032	100,000	89,570
2.85%, 5/15/2040	100,000	72,365
2.95%, 5/15/2050 (a)	100,000	61,176
3.50%, 5/15/2029	215,000	209,049
4.15%, 7/27/2027	250,000	249,530
4.15%, 5/15/2039	100,000	86,695
4.25%, 5/15/2049	1,000,000	770,530
4.70%, 2/19/2046	325,000	275,694
5.88%, 11/29/2032 (a)	25,000	26,547
Leidos, Inc.:
2.30%, 2/15/2031	55,000	48,908
Security Description	Principal Amount	Value
5.75%, 3/15/2033	$95,000	$98,517
		12,187,721
CONSTRUCTION MATERIALS — 0.2%
Amrize Finance U.S. LLC 4.95%, 4/7/2030	1,000,000	1,010,840
Carlisle Cos., Inc.:
2.75%, 3/1/2030	65,000	60,757
5.25%, 9/15/2035 (a)	535,000	535,150
5.55%, 9/15/2040	85,000	84,071
Carrier Global Corp.:
2.70%, 2/15/2031	250,000	229,375
2.72%, 2/15/2030	300,000	280,344
3.38%, 4/5/2040	515,000	405,588
3.58%, 4/5/2050	550,000	393,135
CRH America Finance, Inc.:
4.40%, 2/9/2031	200,000	197,320
5.00%, 2/9/2036	200,000	196,170
5.50%, 1/9/2035	500,000	510,550
5.60%, 2/9/2056	90,000	86,349
CRH SMW Finance DAC 5.20%, 5/21/2029	500,000	511,010
Eagle Materials, Inc. 5.00%, 3/15/2036	250,000	239,150
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	200,000	189,012
5.88%, 6/1/2033	65,000	67,361
Johnson Controls International PLC 4.50%, 2/15/2047	320,000	269,728
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	15,000	13,323
4.90%, 12/1/2032	125,000	125,506
5.50%, 4/19/2029	200,000	206,576
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	44,535
3.20%, 7/15/2051	70,000	45,447
4.25%, 12/15/2047	100,000	80,014
5.15%, 12/1/2034	645,000	645,297
5.50%, 12/1/2054	70,000	65,977
Masco Corp.:
2.00%, 2/15/2031	100,000	88,196
3.13%, 2/15/2051	500,000	319,325
4.50%, 5/15/2047 (a)	100,000	82,397
Mohawk Industries, Inc. 3.63%, 5/15/2030	100,000	95,802
Owens Corning:
3.95%, 8/15/2029	70,000	68,763
4.30%, 7/15/2047	100,000	79,394
5.70%, 6/15/2034 (a)	610,000	631,161
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	100,000	98,742
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 6/13/2034	$650,000	$658,495
5.25%, 3/3/2033	90,000	92,384
Trane Technologies Holdco, Inc. 5.75%, 6/15/2043	25,000	25,383
Vulcan Materials Co.:
4.70%, 3/1/2048	100,000	85,149
5.70%, 12/1/2054	350,000	339,472
		9,157,248
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc.:
4.90%, 3/22/2033	150,000	151,139
5.05%, 3/22/2053	1,000,000	903,010
Unilever Capital Corp.:
4.88%, 9/8/2028	200,000	203,290
5.00%, 12/8/2033	200,000	204,354
		1,461,793
DISTRIBUTION & WHOLESALE — 0.0% *
WW Grainger, Inc.:
4.45%, 9/15/2034	145,000	142,663
4.60%, 6/15/2045	50,000	44,363
		187,026
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	1,500,000	1,444,440
3.40%, 10/29/2033	150,000	132,585
3.65%, 7/21/2027	150,000	148,448
4.63%, 9/10/2029	300,000	299,403
4.75%, 1/15/2033	150,000	145,785
4.88%, 4/1/2028	220,000	221,610
4.95%, 9/10/2034	1,500,000	1,461,120
5.00%, 11/15/2035	150,000	145,223
5.38%, 12/15/2031	235,000	238,713
6.45%, 4/15/2027	750,000	764,235
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	70,000	65,711
5.50%, 8/20/2034	250,000	248,282
5.50%, 2/15/2036	155,000	152,660
Air Lease Corp.:
3.13%, 12/1/2030	100,000	92,056
3.63%, 4/1/2027	70,000	69,339
5.10%, 3/1/2029	300,000	302,259
Series MTN, 5.20%, 7/15/2031	600,000	600,990
5.30%, 2/1/2028	150,000	151,694
5.85%, 12/15/2027	250,000	255,115
Ally Financial, Inc.:
2.20%, 11/2/2028	100,000	94,153
SOFR + 1.73%, 5.54%, 1/17/2031 (a) (c)	165,000	166,101
Security Description	Principal Amount	Value
SOFR + 1.96%, 5.74%, 5/15/2029 (c)	$580,000	$589,031
SOFR + 2.29%, 6.18%, 7/26/2035 (c)	250,000	250,502
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	200,000	208,554
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	125,000	130,159
7.10%, 11/15/2027	200,000	207,258
American Express Co.:
SOFR + 0.58%, 4.01%, 2/9/2029 (c)	125,000	124,185
SOFR + 0.81%, 4.35%, 7/20/2029 (c)	175,000	174,878
SOFR + 1.76%, 4.42%, 8/3/2033 (a) (c)	250,000	243,847
SOFR + 0.87%, 4.46%, 2/10/2032 (c)	135,000	133,514
SOFR + 1.26%, 4.73%, 4/25/2029 (c)	1,095,000	1,102,019
SOFR + 1.24%, 4.80%, 10/24/2036 (c)	500,000	483,405
SOFR + 1.22%, 4.92%, 7/20/2033 (c)	805,000	806,988
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	105,000	104,577
SOFR + 1.44%, 5.02%, 4/25/2031 (c)	90,000	91,409
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	575,000	579,985
SOFR + 1.02%, 5.09%, 1/30/2031 (c)	1,000,000	1,017,200
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	250,000	254,452
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	420,000	423,688
5 yr. CMT + 1.15%, 5.41%, 2/8/2041 (c)	85,000	84,300
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	250,000	257,437
SOFR + 1.79%, 5.67%, 4/25/2036 (c)	65,000	67,216
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	85,000	91,293
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	70,000	69,433
5.15%, 5/15/2033	60,000	61,066
5.20%, 4/15/2035	150,000	149,619
5.70%, 12/15/2028	350,000	361,910
Apollo Global Management, Inc.:
5.15%, 8/12/2035	795,000	770,601
5.70%, 3/30/2036	500,000	500,345
5.80%, 5/21/2054	135,000	125,326
ARES Management Corp. 5.60%, 10/11/2054	200,000	176,252
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
BGC Group, Inc. 8.00%, 5/25/2028	$200,000	$210,744
BlackRock Funding, Inc.:
4.60%, 7/26/2027	55,000	55,402
4.70%, 3/14/2029	115,000	116,809
4.90%, 1/8/2035	45,000	45,289
5.00%, 3/14/2034	495,000	501,871
5.25%, 3/14/2054	385,000	358,547
5.35%, 1/8/2055	390,000	369,112
Blackrock, Inc.:
1.90%, 1/28/2031	25,000	22,290
2.40%, 4/30/2030	45,000	41,852
3.25%, 4/30/2029	60,000	58,407
4.75%, 5/25/2033	235,000	236,523
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034	350,000	343,238
Blue Owl Finance LLC 6.25%, 4/18/2034	500,000	482,445
Brookfield Asset Management Ltd.:
4.65%, 11/15/2030	250,000	247,805
5.30%, 1/15/2036	250,000	243,752
6.08%, 9/15/2055	195,000	192,908
Brookfield Capital Finance LLC 6.09%, 6/14/2033	350,000	365,648
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	72,669
3.50%, 3/30/2051	50,000	33,344
3.90%, 1/25/2028	50,000	49,442
4.35%, 4/15/2030	100,000	98,509
4.70%, 9/20/2047	50,000	41,589
4.85%, 3/29/2029	100,000	100,531
5.33%, 1/15/2036	400,000	391,580
5.68%, 1/15/2035	250,000	252,357
5.81%, 3/3/2055	165,000	156,232
6.35%, 1/5/2034	100,000	106,093
Capital One Financial Corp.:
SOFR + 1.27%, 2.62%, 11/2/2032 (a) (c)	300,000	263,820
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	200,000	192,552
3.80%, 1/31/2028	250,000	247,082
SOFR + 1.25%, 4.49%, 9/11/2031 (a) (c)	655,000	643,066
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	250,000	250,765
SOFR + 1.63%, 5.20%, 9/11/2036 (c)	140,000	135,723
SOFR + 1.51%, 5.40%, 1/30/2037 (c)	145,000	142,290
SOFR + 1.56%, 5.46%, 7/26/2030 (c)	750,000	765,937
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	155,000	157,337
Security Description	Principal Amount	Value
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	$85,000	$87,183
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	500,000	511,445
SOFR + 2.04%, 6.18%, 1/30/2036 (c)	1,000,000	1,016,180
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	750,000	775,762
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	165,000	173,870
6.70%, 11/29/2032	400,000	434,724
Cboe Global Markets, Inc. 1.63%, 12/15/2030	100,000	87,874
Charles Schwab Corp.:
1.65%, 3/11/2031 (a)	250,000	217,933
2.00%, 3/20/2028	500,000	479,790
2.30%, 5/13/2031	100,000	90,019
3.20%, 1/25/2028 (a)	50,000	49,195
4.00%, 2/1/2029	50,000	49,794
SOFR + 0.94%, 4.34%, 11/14/2031 (c)	150,000	148,362
SOFR + 1.23%, 4.91%, 11/14/2036 (c)	150,000	145,790
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	200,000	205,462
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	500,000	525,320
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	250,000	265,992
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	140,000	146,311
CI Financial Corp. 3.20%, 12/17/2030	250,000	223,208
CME Group, Inc.:
2.65%, 3/15/2032	145,000	131,400
3.75%, 6/15/2028	100,000	99,263
4.40%, 3/15/2030	250,000	250,795
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	148,812
Enact Holdings, Inc. 6.25%, 5/28/2029	1,000,000	1,029,370
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	88,137
Hercules Capital, Inc. 6.00%, 6/16/2030 (a)	100,000	98,171
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	27,278
2.65%, 9/15/2040	50,000	36,202
3.00%, 6/15/2050	25,000	15,991
3.00%, 9/15/2060	50,000	28,925
3.10%, 9/15/2027	100,000	98,362
3.63%, 9/1/2028	800,000	788,088
3.95%, 12/1/2028	115,000	113,989
4.00%, 9/15/2027	200,000	199,250
4.20%, 3/15/2031	1,000,000	985,950
4.25%, 9/21/2048	150,000	120,248
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 6/15/2029	$85,000	$84,835
4.60%, 3/15/2033	55,000	54,459
4.95%, 6/15/2052 (a)	95,000	84,045
5.20%, 6/15/2062	145,000	128,891
5.25%, 6/15/2031	780,000	804,414
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	250,000	217,563
2.75%, 10/15/2032	40,000	33,848
4.15%, 1/23/2030	550,000	530,821
5.50%, 2/15/2036	115,000	110,292
5.88%, 7/21/2028	110,000	112,342
6.20%, 4/14/2034 (a)	190,000	193,608
6.50%, 1/20/2043	50,000	48,572
Lazard Group LLC:
4.50%, 9/19/2028	100,000	99,507
5.63%, 8/1/2035	125,000	124,680
6.00%, 3/15/2031	70,000	72,773
LPL Holdings, Inc.:
5.15%, 6/15/2030 (a)	250,000	251,115
5.70%, 5/20/2027	500,000	504,785
Marex Group PLC 5.83%, 5/8/2028	100,000	101,044
Mastercard, Inc.:
2.95%, 6/1/2029	100,000	96,315
3.35%, 3/26/2030	50,000	48,376
3.50%, 2/26/2028	30,000	29,722
3.65%, 6/1/2049	100,000	73,756
3.85%, 3/26/2050	515,000	391,348
3.95%, 2/26/2048 (a)	30,000	23,434
4.10%, 1/15/2028	910,000	911,101
4.35%, 1/15/2032	200,000	198,372
4.55%, 3/15/2028	350,000	353,160
4.55%, 1/15/2035	90,000	88,362
4.88%, 3/9/2028	215,000	218,150
4.88%, 5/9/2034	235,000	236,586
Nasdaq, Inc.:
1.65%, 1/15/2031	200,000	175,670
2.50%, 12/21/2040 (a)	250,000	173,653
3.25%, 4/28/2050	40,000	26,614
3.95%, 3/7/2052	500,000	366,860
5.95%, 8/15/2053	500,000	499,760
Nomura Holdings, Inc.:
4.90%, 7/1/2030	200,000	199,840
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (c)	700,000	678,909
5.49%, 6/29/2035 (a)	200,000	201,196
5.78%, 7/3/2034 (a)	1,000,000	1,026,170
6.07%, 7/12/2028	400,000	412,288
ORIX Corp.:
2.25%, 3/9/2031	100,000	88,849
3.70%, 7/18/2027	50,000	49,562
4.00%, 4/13/2032	100,000	95,725
4.45%, 9/9/2030	250,000	247,662
4.65%, 9/10/2029	250,000	251,745
5.40%, 2/25/2035	100,000	100,580
Security Description	Principal Amount	Value
Raymond James Financial, Inc.:
3.75%, 4/1/2051	$165,000	$117,855
4.90%, 9/11/2035	175,000	170,539
5.65%, 9/11/2055 (a)	580,000	550,147
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	97,117
Synchrony Financial:
2.88%, 10/28/2031	150,000	130,902
SOFR + 1.40%, 5.02%, 7/29/2029 (a) (c)	350,000	349,548
SOFR + 1.68%, 5.45%, 3/6/2031 (c)	190,000	189,761
SOFR + 2.13%, 5.94%, 8/2/2030 (c)	400,000	406,724
SOFR + 2.07%, 6.00%, 7/29/2036 (c)	35,000	34,537
Takeoff Merger Sub, Inc. 4.85%, 3/24/2031 (b)	500,000	494,015
TPG Operating Group II LP:
4.88%, 5/15/2031	500,000	490,305
5.38%, 1/15/2036	200,000	193,068
UBS Americas, Inc. 7.13%, 7/15/2032	50,000	55,850
Visa, Inc.:
0.75%, 8/15/2027	45,000	43,065
1.10%, 2/15/2031	500,000	432,960
1.90%, 4/15/2027	500,000	489,570
2.05%, 4/15/2030	150,000	137,985
2.70%, 4/15/2040	350,000	264,155
2.75%, 9/15/2027	250,000	245,620
3.65%, 9/15/2047	100,000	76,121
3.80%, 2/12/2029	200,000	198,840
4.10%, 2/12/2031 (a)	200,000	199,608
4.15%, 12/14/2035 (a)	50,000	47,632
4.30%, 12/14/2045	950,000	804,498
4.40%, 2/12/2033	200,000	197,886
4.70%, 2/12/2036	200,000	197,912
Voya Financial, Inc.:
5.00%, 9/20/2034 (a)	110,000	107,118
5.05%, 3/2/2036 (a)	250,000	241,585
Western Union Co. 4.75%, 6/15/2029	350,000	346,930
		52,861,588
ELECTRIC — 2.2%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	33,098
Series H, 3.45%, 1/15/2050	100,000	66,874
3.80%, 10/1/2047	25,000	17,924
4.70%, 5/15/2032	200,000	197,654
Series Q, 5.20%, 4/15/2036	145,000	142,693
5.85%, 10/15/2055	155,000	149,614
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	74,260
3.80%, 6/15/2049	50,000	36,832
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 9/15/2048	$20,000	$15,899
5.15%, 4/1/2034	500,000	503,845
5.40%, 3/15/2053 (a)	1,000,000	944,940
AES Corp.:
2.45%, 1/15/2031	500,000	442,850
5.80%, 3/15/2032	250,000	251,537
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	50,000	43,930
3.13%, 7/15/2051	50,000	32,368
3.85%, 12/1/2042	75,000	60,107
Series A, 4.30%, 7/15/2048	65,000	52,541
Ameren Corp.:
1.75%, 3/15/2028	50,000	47,552
5.00%, 1/15/2029	200,000	203,146
5.38%, 3/15/2035 (a)	500,000	505,545
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	37,401
3.80%, 5/15/2028	25,000	24,772
4.15%, 3/15/2046	50,000	40,389
4.50%, 3/15/2049	50,000	41,580
4.95%, 6/1/2033	400,000	402,560
5.55%, 7/1/2054	250,000	240,040
5.63%, 3/1/2055	210,000	204,424
American Electric Power Co., Inc.:
Series J, 4.30%, 12/1/2028	100,000	99,755
5.20%, 1/15/2029	1,250,000	1,276,112
5.63%, 3/1/2033	190,000	196,608
Series D, 5 yr. CMT + 1.94%, 6.05%, 3/15/2056 (c)	500,000	495,735
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	20,494
Series BB, 4.50%, 8/1/2032	85,000	82,994
7.00%, 4/1/2038	25,000	27,829
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	50,171
3.75%, 5/15/2046	25,000	18,600
4.20%, 8/15/2048	25,000	19,492
4.25%, 3/1/2049	50,000	39,191
4.35%, 11/15/2045	50,000	40,517
5.10%, 3/15/2036	70,000	68,786
5.55%, 8/1/2033	350,000	359,233
5.70%, 8/15/2034	140,000	145,037
5.90%, 8/15/2055	85,000	83,802
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	357,940
5.40%, 6/1/2053	500,000	471,765
5.45%, 6/1/2035	110,000	112,793
6.35%, 10/1/2036	50,000	54,335
Basin Electric Power Cooperative 5.85%, 10/15/2055 (b)	500,000	487,790
Security Description	Principal Amount	Value
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	$30,000	$25,999
2.85%, 5/15/2051	300,000	180,918
3.25%, 4/15/2028	30,000	29,426
3.70%, 7/15/2030	250,000	242,775
4.25%, 10/15/2050	500,000	389,460
4.50%, 2/1/2045	50,000	42,307
4.60%, 5/1/2053	500,000	409,180
5.15%, 11/15/2043	150,000	139,804
Black Hills Corp.:
3.88%, 10/15/2049	100,000	72,909
4.35%, 5/1/2033	30,000	28,530
4.55%, 1/31/2031	225,000	222,687
5.95%, 3/15/2028	200,000	204,990
6.00%, 1/15/2035	40,000	41,507
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	55,000	49,591
Series AF, 3.35%, 4/1/2051	350,000	238,654
3.95%, 3/1/2048	50,000	38,901
Series AC, 4.25%, 2/1/2049	200,000	161,628
4.80%, 3/15/2030	240,000	243,204
Series AR, 4.85%, 4/1/2036	110,000	107,817
4.95%, 4/1/2033	500,000	502,390
Series AQ, 4.95%, 8/15/2035	205,000	203,085
CenterPoint Energy, Inc.:
5.40%, 6/1/2029	465,000	476,490
5 yr. CMT + 2.22%, 5.95%, 4/1/2056 (c)	500,000	493,820
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	17,095
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	49,363
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	48,384
5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (a) (c)	750,000	760,035
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	285,000	171,732
Series 130, 3.13%, 3/15/2051	150,000	97,502
Series 132, 3.15%, 3/15/2032	100,000	92,451
Series 123, 3.75%, 8/15/2047	150,000	112,128
4.00%, 3/1/2048	125,000	97,226
5.30%, 6/1/2034	55,000	56,475
5.65%, 6/1/2054	65,000	63,468
5.95%, 6/1/2055	80,000	81,428
Connecticut Light & Power Co.:
Series A, 4.15%, 6/1/2045	100,000	80,869
4.90%, 7/1/2033	350,000	350,924
5.25%, 1/15/2053	1,000,000	926,490
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	$200,000	$180,816
Series C, 3.00%, 12/1/2060	150,000	86,801
3.20%, 12/1/2051	500,000	325,405
3.60%, 6/15/2061 (a)	250,000	167,350
3.70%, 11/15/2059	85,000	58,058
3.85%, 6/15/2046	50,000	38,390
Series 20B, 3.95%, 4/1/2050	250,000	192,355
Series D, 4.00%, 12/1/2028	100,000	99,317
Series A, 4.13%, 5/15/2049	100,000	77,781
4.45%, 3/15/2044	75,000	63,899
4.50%, 5/15/2058	100,000	79,762
5.13%, 3/15/2035	100,000	100,454
5.38%, 5/15/2034	160,000	163,765
5.50%, 3/15/2034	200,000	207,424
5.50%, 3/15/2055	1,100,000	1,047,156
5.70%, 5/15/2054	200,000	195,970
5.75%, 11/15/2055	625,000	617,106
5.90%, 11/15/2053	100,000	100,137
Series 06-B, 6.20%, 6/15/2036	25,000	26,714
Constellation Energy Generation LLC:
3.90%, 1/8/2028	95,000	94,289
4.40%, 1/15/2031 (a)	930,000	918,961
5.60%, 3/1/2028	125,000	127,710
5.75%, 3/15/2054	120,000	116,566
5.80%, 3/1/2033	145,000	152,117
5.88%, 1/15/2066	70,000	67,313
6.50%, 10/1/2053	750,000	797,025
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	35,482
3.75%, 2/15/2050	50,000	36,842
4.05%, 5/15/2048	100,000	78,544
4.63%, 5/15/2033	100,000	99,098
4.65%, 3/1/2028	300,000	302,343
4.70%, 1/15/2030	175,000	176,690
4.90%, 2/15/2029	100,000	101,639
5.05%, 5/15/2035	125,000	125,576
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	22,173
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	150,000	132,678
6.25%, 10/15/2053	205,000	214,832
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031 (a)	45,000	39,726
Series B, 3.30%, 4/15/2041	565,000	419,535
Series C, 3.38%, 4/1/2030	350,000	334,505
4.60%, 5/15/2028	500,000	501,640
4.70%, 12/1/2044	130,000	110,872
5.38%, 11/15/2032	350,000	358,155
5.45%, 3/15/2035 (a)	200,000	201,788
Security Description	Principal Amount	Value
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (c)	$545,000	$540,536
5 yr. CMT + 2.21%, 6.63%, 5/15/2055 (c)	2,000,000	2,020,720
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (a) (c)	350,000	370,275
DTE Electric Co.:
2.25%, 3/1/2030	500,000	462,155
Series A, 3.00%, 3/1/2032	100,000	92,027
3.70%, 6/1/2046	75,000	56,410
Series A, 4.85%, 3/1/2036	140,000	137,381
5.25%, 5/15/2035	240,000	243,504
Series B, 5.55%, 3/1/2056	125,000	120,835
5.85%, 5/15/2055	1,115,000	1,121,857
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	158,647
4.88%, 6/1/2028 (a)	290,000	292,674
4.95%, 7/1/2027	65,000	65,444
5.05%, 10/1/2035	250,000	246,430
5.10%, 3/1/2029	200,000	203,402
5.20%, 4/1/2030	355,000	362,086
5.85%, 6/1/2034	250,000	261,917
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	141,202
2.55%, 4/15/2031	75,000	68,641
2.85%, 3/15/2032	155,000	140,985
3.20%, 8/15/2049	100,000	66,875
3.45%, 4/15/2051	90,000	62,332
3.88%, 3/15/2046	150,000	115,809
3.95%, 11/15/2028	100,000	99,258
4.25%, 12/15/2041	130,000	111,803
4.85%, 3/15/2030	500,000	508,950
4.95%, 1/15/2033	250,000	253,922
5.35%, 1/15/2053	500,000	469,055
5.40%, 1/15/2054	750,000	712,162
Duke Energy Carolinas SC Storm Funding LLC Series A-1, 4.90%, 3/1/2046	500,000	495,130
Duke Energy Corp.:
2.55%, 6/15/2031	100,000	89,936
3.15%, 8/15/2027	100,000	98,485
3.30%, 6/15/2041	850,000	637,959
3.50%, 6/15/2051	100,000	66,942
3.75%, 9/1/2046	250,000	184,740
3.95%, 8/15/2047	150,000	111,666
4.50%, 8/15/2032	2,000,000	1,969,620
4.95%, 9/15/2035 (a)	865,000	844,577
5.00%, 8/15/2052	1,700,000	1,455,506
5.45%, 6/15/2034	145,000	148,512
5.70%, 9/15/2055	160,000	151,234
5.80%, 6/15/2054	125,000	119,832
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (a) (c)	300,000	309,183
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	140,713
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.40%, 6/15/2038	$50,000	$54,502
Duke Energy Indiana LLC:
2.75%, 4/1/2050	65,000	39,486
Series DDDD, 4.95%, 3/15/2036	1,000,000	984,690
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	20,751
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	57,618
3.40%, 4/1/2032	145,000	135,659
3.60%, 9/15/2047	50,000	36,465
3.70%, 9/1/2028	50,000	49,463
4.20%, 8/15/2045	150,000	122,299
5.05%, 3/15/2035	115,000	115,333
5.10%, 3/15/2034	50,000	50,904
Edison International:
4.13%, 3/15/2028	50,000	49,183
4.80%, 3/15/2031	150,000	146,476
5.25%, 11/15/2028	285,000	287,129
6.95%, 11/15/2029	300,000	316,683
Emera U.S. Finance LLC:
4.50%, 4/1/2029	150,000	149,769
5.20%, 4/1/2033	75,000	74,609
Emera U.S. Finance LP 4.75%, 6/15/2046	130,000	107,462
Enel Chile SA 4.88%, 6/12/2028	50,000	50,250
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	58,054
3.35%, 6/15/2052	100,000	66,405
4.20%, 4/1/2049	25,000	19,669
4.95%, 1/15/2036	135,000	132,519
Entergy Corp.:
1.90%, 6/15/2028	125,000	118,575
2.40%, 6/15/2031	150,000	133,339
5 yr. CMT + 2.01%, 6.10%, 6/15/2056 (c)	500,000	492,700
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	1,250,000	1,279,637
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	23,259
3.10%, 6/15/2041	250,000	186,815
3.25%, 4/1/2028	200,000	196,182
4.20%, 4/1/2050	50,000	39,278
4.90%, 4/15/2036	90,000	87,827
5.35%, 3/15/2034	500,000	513,980
5.65%, 4/15/2056 (a)	165,000	158,623
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	24,282
3.50%, 6/1/2051	145,000	100,266
3.85%, 6/1/2049	125,000	92,719
5.05%, 4/15/2036	100,000	98,399
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	74,278
3.55%, 9/30/2049	25,000	17,555
5.80%, 9/1/2053	640,000	631,904
Security Description	Principal Amount	Value
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	$25,000	$16,813
4.13%, 3/1/2042	30,000	25,016
4.70%, 3/13/2028	525,000	527,399
5.70%, 3/15/2053	135,000	132,539
5.90%, 11/15/2033	150,000	159,060
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	50,000	45,723
Series 2019, 4.13%, 4/1/2049	100,000	79,041
4.20%, 6/15/2047	25,000	19,864
4.20%, 3/15/2048	50,000	39,701
5.13%, 8/15/2035	125,000	124,434
5.40%, 4/1/2034	100,000	102,826
Evergy, Inc.:
4.25%, 3/15/2029	605,000	599,888
5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (c)	350,000	352,481
Eversource Energy:
3.38%, 3/1/2032	100,000	91,714
Series O, 4.25%, 4/1/2029	25,000	24,789
5.45%, 3/1/2028	860,000	874,508
5.95%, 2/1/2029	250,000	259,117
5.95%, 7/15/2034	500,000	521,140
Series B, 5 yr. CMT + 2.33%, 6.35%, 8/15/2056 (c)	1,000,000	986,400
Exelon Corp.:
3.35%, 3/15/2032	100,000	92,354
4.10%, 3/15/2052	350,000	264,390
4.70%, 4/15/2050	250,000	207,252
4.95%, 3/15/2036	145,000	140,650
5.10%, 6/15/2045	330,000	296,782
5.13%, 3/15/2031	140,000	142,554
5.15%, 3/15/2028	1,050,000	1,062,127
5.30%, 3/15/2033	100,000	102,377
5.45%, 3/15/2034	1,000,000	1,023,120
5.60%, 3/15/2053	850,000	802,145
5.88%, 3/15/2055	85,000	82,979
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	500,000	496,125
FirstEnergy Pennsylvania Electric Co. 4.55%, 3/15/2031 (b)	115,000	114,588
FirstEnergy Transmission LLC:
4.55%, 1/15/2030	350,000	349,664
4.75%, 1/15/2033	100,000	98,224
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	447,120
2.88%, 12/4/2051	750,000	467,767
3.15%, 10/1/2049	30,000	20,128
3.95%, 3/1/2048	85,000	66,202
3.99%, 3/1/2049	25,000	19,356
4.05%, 10/1/2044	50,000	40,642
4.13%, 6/1/2048	100,000	79,556
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 4/1/2033	$500,000	$509,725
5.30%, 6/15/2034	250,000	256,915
5.70%, 3/15/2055	110,000	109,544
5.80%, 3/15/2065	155,000	154,358
Georgia Power Co.:
Series A, 3.25%, 3/15/2051	570,000	381,108
4.55%, 3/15/2030	100,000	100,473
5.13%, 5/15/2052 (a)	500,000	456,210
5.50%, 10/1/2055 (a)	350,000	336,007
Idaho Power Co.:
4.85%, 3/1/2036	90,000	88,104
Series MTN, 5.70%, 3/15/2055	100,000	98,465
Series MTN, 5.80%, 4/1/2054 (a)	250,000	249,920
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	29,392
4.25%, 8/15/2048	15,000	11,914
5.60%, 3/15/2056	70,000	67,528
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	34,864
3.70%, 9/15/2046	50,000	36,543
4.10%, 9/26/2028	50,000	49,670
4.95%, 9/30/2034	300,000	295,329
5.45%, 9/30/2054	55,000	51,041
5.60%, 6/29/2035	125,000	128,171
5.60%, 10/1/2055	140,000	133,490
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	96,389
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	49,132
Jersey Central Power & Light Co.:
4.40%, 1/15/2031 (b)	250,000	246,407
5.10%, 1/15/2035	350,000	350,262
Kentucky Utilities Co. 5.85%, 8/15/2055	65,000	64,696
Louisville Gas & Electric Co. 5.85%, 8/15/2055	105,000	104,378
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	116,056
National Grid PLC 5.42%, 1/11/2034	350,000	356,849
National Rural Utilities Cooperative Finance Corp.:
1.35%, 3/15/2031 (a)	50,000	42,719
Series MTN, 1.65%, 6/15/2031	200,000	172,122
3.40%, 2/7/2028	50,000	49,254
3.90%, 11/1/2028	100,000	98,855
3.95%, 12/10/2027	625,000	621,669
4.02%, 11/1/2032	50,000	48,116
Series D, 4.05%, 2/9/2029	100,000	99,280
4.12%, 9/16/2027	60,000	59,887
Series D, 4.15%, 8/25/2028	315,000	313,964
4.30%, 12/10/2030	100,000	98,998
Security Description	Principal Amount	Value
4.75%, 2/7/2028	$135,000	$136,098
Series GMTN, 4.85%, 2/7/2029	250,000	253,075
4.95%, 2/7/2030 (a)	175,000	178,106
Series GMTN, 5.00%, 2/7/2031	250,000	255,002
Series MTN, 5.05%, 9/15/2028	500,000	507,775
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	250,000	227,875
2.44%, 1/15/2032	500,000	440,915
2.75%, 11/1/2029	165,000	156,059
3.50%, 4/1/2029	100,000	97,375
3.55%, 5/1/2027	100,000	99,171
4.40%, 3/1/2031	210,000	208,230
4.69%, 9/1/2027	850,000	854,207
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	24,430
4.85%, 2/4/2028	350,000	353,293
4.90%, 2/28/2028	1,500,000	1,512,840
4.90%, 3/15/2029	200,000	202,988
5.05%, 2/28/2033	500,000	505,020
5.25%, 3/15/2034	200,000	202,438
5.25%, 2/28/2053	500,000	450,630
5.55%, 3/15/2054	200,000	188,074
5.85%, 3/1/2056	1,000,000	974,210
5 yr. CMT + 2.05%, 6.38%, 8/15/2055 (c)	1,000,000	1,015,300
5 yr. CMT + 1.98%, 6.50%, 8/15/2055 (c)	1,000,000	1,030,760
Northern States Power Co.:
2.60%, 6/1/2051	50,000	30,094
2.90%, 3/1/2050	30,000	19,396
3.60%, 9/15/2047	50,000	36,972
4.85%, 5/15/2036	250,000	246,945
5.10%, 5/15/2053	350,000	318,090
5.55%, 5/15/2056	500,000	485,140
NSTAR Electric Co.:
3.20%, 5/15/2027	50,000	49,436
4.85%, 3/1/2030	100,000	101,348
5.20%, 3/1/2035	190,000	191,434
OGE Energy Corp. 5.45%, 5/15/2029	85,000	87,111
Oglethorpe Power Corp.:
5.05%, 10/1/2048	100,000	87,205
5.80%, 6/1/2054	50,000	48,444
5.90%, 2/1/2055	70,000	68,317
6.20%, 12/1/2053	150,000	152,661
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	100,000	86,797
4.00%, 6/1/2049	20,000	14,912
5.00%, 6/1/2033	350,000	348,859
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	50,000	49,465
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 1/15/2033	$105,000	$108,067
5.80%, 4/1/2055	500,000	493,450
5.90%, 4/1/2056 (d)	200,000	199,892
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	75,000	70,278
3.70%, 11/15/2028	200,000	196,886
3.80%, 9/30/2047	100,000	75,311
4.15%, 6/1/2032	75,000	72,716
4.65%, 11/1/2029	110,000	110,825
5.35%, 4/1/2035 (a)	700,000	715,204
5.35%, 10/1/2052	100,000	92,795
5.55%, 6/15/2054	245,000	233,799
5.65%, 11/15/2033	355,000	372,288
5.80%, 4/1/2055	1,000,000	990,140
7.50%, 9/1/2038	50,000	59,075
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	313,932
3.25%, 6/1/2031	790,000	728,625
3.30%, 8/1/2040	350,000	261,856
3.50%, 8/1/2050	295,000	194,585
4.20%, 3/1/2029	70,000	69,164
4.20%, 6/1/2041	55,000	44,399
4.50%, 7/1/2040	250,000	213,557
4.55%, 7/1/2030	250,000	246,577
4.95%, 7/1/2050	250,000	207,657
5.00%, 6/4/2028	605,000	610,088
5.05%, 10/15/2032	250,000	248,390
5.20%, 5/1/2036	65,000	63,367
5.25%, 3/1/2052	500,000	425,610
5.90%, 10/1/2054	555,000	519,297
6.00%, 5/1/2056	65,000	61,797
6.10%, 1/15/2029	40,000	41,399
6.10%, 10/15/2055	750,000	721,237
6.15%, 1/15/2033	250,000	261,645
6.15%, 3/1/2055	1,000,000	968,100
6.75%, 1/15/2053	1,000,000	1,040,840
PacifiCorp:
2.70%, 9/15/2030	320,000	291,242
2.90%, 6/15/2052	200,000	113,684
3.30%, 3/15/2051	65,000	40,269
5.10%, 2/15/2029	1,000,000	1,013,130
5.10%, 4/15/2031 (a)	50,000	50,138
5.35%, 12/1/2053	1,100,000	940,984
5.45%, 4/15/2033	1,000,000	1,002,750
5.45%, 2/15/2034	1,550,000	1,545,086
5.50%, 5/15/2054	350,000	306,383
5.80%, 4/15/2036	50,000	50,387
5.80%, 1/15/2055	750,000	685,320
PECO Energy Co.:
3.05%, 3/15/2051	45,000	28,976
3.90%, 3/1/2048	125,000	95,790
4.88%, 9/15/2035	500,000	495,275
5.25%, 9/15/2054	210,000	194,313
Security Description	Principal Amount	Value
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	$231,784	$227,661
Series A-2, 4.26%, 6/1/2038	500,000	482,070
Series A-4, 4.45%, 12/1/2049	500,000	436,300
Series A-2, 4.72%, 6/1/2039	300,000	290,949
Series A-4, 5.21%, 12/1/2049	500,000	472,550
Pinnacle West Capital Corp.:
4.90%, 5/15/2028	65,000	65,518
5.15%, 5/15/2030	640,000	650,426
PPL Capital Funding, Inc. 5.25%, 9/1/2034	115,000	115,866
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	44,990
3.95%, 6/1/2047	50,000	38,972
4.85%, 2/15/2034	500,000	499,235
5.00%, 5/15/2033	145,000	146,717
5.25%, 5/15/2053	935,000	869,148
5.55%, 8/15/2055	85,000	82,622
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	500,000	441,910
Series 34, 3.20%, 3/1/2050	30,000	19,903
3.80%, 6/15/2047	150,000	112,082
5.15%, 9/15/2035	250,000	249,067
5.35%, 5/15/2034	325,000	330,782
5.75%, 5/15/2054	600,000	583,800
5.85%, 5/15/2055	250,000	247,832
Public Service Co. of New Hampshire 4.40%, 7/1/2028	165,000	165,343
Public Service Co. of Oklahoma:
5.20%, 1/15/2035	815,000	811,161
5.25%, 1/15/2033	200,000	202,678
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	50,000	26,462
Series MTN, 3.00%, 3/1/2051	150,000	96,342
Series MTN, 3.20%, 5/15/2029	50,000	48,469
Series MTN, 3.20%, 8/1/2049	30,000	20,136
Series MTN, 3.60%, 12/1/2047	100,000	73,738
Series MTN, 3.65%, 9/1/2042	50,000	39,313
Series MTN, 3.70%, 5/1/2028	50,000	49,450
Series R, 4.20%, 1/1/2031	115,000	113,573
4.85%, 8/1/2034	200,000	198,476
4.90%, 8/15/2035	145,000	143,965
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.90%, 12/15/2032	$625,000	$632,369
Series Q, 5.05%, 3/1/2035	140,000	140,812
Series MTN, 5.20%, 3/1/2034	250,000	254,225
Series Q, 5.50%, 3/1/2055	590,000	570,559
Series R, 5.63%, 1/1/2056	100,000	98,519
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	88,014
2.45%, 11/15/2031	100,000	88,753
4.90%, 3/15/2030	390,000	394,087
5.20%, 4/1/2029	55,000	56,055
5.40%, 3/15/2035	85,000	85,944
5.45%, 4/1/2034	55,000	55,865
Puget Energy, Inc.:
4.22%, 3/15/2032	180,000	171,722
5.73%, 3/15/2035	125,000	125,991
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	43,357
4.22%, 6/15/2048	65,000	52,036
5.33%, 6/15/2034	195,000	198,551
5.60%, 9/15/2055	500,000	484,335
5.80%, 3/15/2040	50,000	50,750
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	150,000	132,763
Series WWW, 2.95%, 8/15/2051	350,000	219,180
Series RRR, 3.75%, 6/1/2047	50,000	37,077
5.35%, 4/1/2053	300,000	276,636
5.40%, 4/15/2035	1,130,000	1,149,300
5.55%, 4/15/2054	250,000	237,695
Series EEEE, 5.95%, 3/15/2056	175,000	175,387
SCE Recovery Funding LLC 5.54%, 9/15/2052	647,000	635,030
Sempra:
3.25%, 6/15/2027	300,000	295,764
3.40%, 2/1/2028	30,000	29,444
3.80%, 2/1/2038	100,000	84,420
4.00%, 2/1/2048	30,000	22,304
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	400,000	388,452
5.25%, 3/15/2036	1,200,000	1,182,768
5.50%, 8/1/2033 (a)	200,000	206,050
5 yr. CMT + 2.63%, 6.40%, 10/1/2054 (c)	300,000	298,314
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (c)	500,000	504,745
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	90,527
2.75%, 2/1/2032 (a)	125,000	111,480
2.85%, 8/1/2029 (a)	115,000	108,468
Security Description	Principal Amount	Value
Series 20A, 2.95%, 2/1/2051	$500,000	$300,585
Series C, 3.60%, 2/1/2045	50,000	35,502
3.65%, 2/1/2050	250,000	172,227
Series B, 3.65%, 3/1/2028	100,000	98,326
Series 2013-A, 3.90%, 3/15/2043	50,000	37,916
4.00%, 4/1/2047	191,000	142,094
Series A, 4.20%, 3/1/2029	100,000	98,885
4.50%, 9/1/2040	25,000	21,451
4.80%, 3/15/2033	160,000	157,138
5.15%, 6/1/2029	250,000	253,477
5.25%, 3/15/2030	500,000	507,640
5.30%, 3/1/2028	250,000	253,490
5.45%, 6/1/2031	85,000	86,981
5.45%, 3/1/2035	750,000	753,855
5.88%, 12/1/2053	350,000	331,859
5.90%, 3/1/2055	125,000	119,160
6.20%, 9/15/2055	1,000,000	994,470
Southern Co.:
Series A, 3.70%, 4/30/2030	1,000,000	968,580
4.25%, 7/1/2036	250,000	229,912
4.40%, 7/1/2046	2,000,000	1,650,180
4.85%, 6/15/2028	500,000	504,835
5.50%, 3/15/2029	250,000	257,687
5.70%, 3/15/2034	250,000	259,300
Series 2025, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (c)	1,000,000	1,026,270
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	130,939
Southwestern Electric Power Co.:
3.25%, 11/1/2051 (a)	250,000	160,285
Series M, 4.10%, 9/15/2028	25,000	24,851
5.20%, 4/1/2036	140,000	137,701
5.90%, 4/1/2056	250,000	243,102
Southwestern Public Service Co. 3.75%, 6/15/2049	100,000	72,274
Tampa Electric Co.:
3.63%, 6/15/2050 (a)	150,000	107,177
4.30%, 6/15/2048	50,000	40,444
4.45%, 6/15/2049	25,000	20,386
5.15%, 3/1/2035	350,000	350,791
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	22,752
4.85%, 12/1/2048	50,000	43,277
5.50%, 4/15/2053	200,000	187,542
5.90%, 4/15/2055	500,000	497,430
Union Electric Co.:
2.15%, 3/15/2032	250,000	218,215
3.50%, 3/15/2029	250,000	244,615
4.00%, 4/1/2048	50,000	38,646
5.20%, 4/1/2034 (a)	50,000	50,821
5.25%, 4/15/2035	500,000	506,375
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 3/15/2056	$155,000	$149,349
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	209,426
3.30%, 12/1/2049	50,000	33,370
Series B, 3.75%, 5/15/2027	155,000	154,134
4.60%, 12/1/2048	250,000	207,865
Series C, 4.90%, 9/15/2035	100,000	97,828
4.95%, 3/15/2036	190,000	185,136
5.05%, 8/15/2034	105,000	104,907
5.35%, 1/15/2054	350,000	322,647
5.45%, 4/1/2053	500,000	468,160
Series D, 5.60%, 9/15/2055	45,000	42,849
5.65%, 3/15/2055	350,000	336,248
5.70%, 3/15/2056	250,000	241,222
8.88%, 11/15/2038	50,000	65,253
WEC Energy Group, Inc.:
1.80%, 10/15/2030	86,000	75,662
2.20%, 12/15/2028	100,000	94,449
Wisconsin Electric Power Co.:
3.95%, 3/1/2029	165,000	163,312
4.15%, 10/15/2030	155,000	152,988
4.30%, 10/15/2048	25,000	20,384
5.65%, 3/15/2056	85,000	83,309
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	275,000	238,318
4.95%, 4/1/2033	90,000	90,218
5.70%, 12/15/2055	200,000	194,194
Wisconsin Public Service Corp.:
2.85%, 12/1/2051	500,000	306,240
4.25%, 1/15/2031	175,000	173,103
4.55%, 12/1/2029	400,000	401,316
Xcel Energy, Inc.:
2.60%, 12/1/2029	100,000	93,455
4.00%, 6/15/2028	50,000	49,666
5.45%, 8/15/2033	500,000	510,435
5.50%, 3/15/2034	100,000	101,670
5 yr. CMT + 2.17%, 5.75%, 12/3/2056 (c)	1,000,000	975,720
		135,023,041
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% *
Emerson Electric Co.:
1.95%, 10/15/2030	50,000	44,983
2.00%, 12/21/2028	200,000	189,216
2.20%, 12/21/2031	700,000	621,348
		855,547
ELECTRONICS — 0.1%
Allegion PLC 3.50%, 10/1/2029	50,000	48,182
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	50,000	49,323
5.60%, 5/29/2034	200,000	204,120
Amphenol Corp.:
2.20%, 9/15/2031	60,000	53,214
Security Description	Principal Amount	Value
2.80%, 2/15/2030	$100,000	$94,193
3.80%, 11/15/2027	190,000	188,928
3.90%, 11/15/2028	120,000	119,054
4.13%, 11/15/2030	105,000	103,434
4.35%, 6/1/2029	50,000	50,120
4.38%, 6/12/2028	415,000	415,979
4.40%, 2/15/2033	175,000	170,779
4.63%, 2/15/2036	250,000	241,707
5.00%, 1/15/2035	185,000	184,782
5.05%, 4/5/2027	55,000	55,400
5.05%, 4/5/2029	100,000	102,109
5.25%, 4/5/2034 (a)	100,000	102,152
5.30%, 11/15/2055	580,000	544,440
Arrow Electronics, Inc.:
3.88%, 1/12/2028	25,000	24,652
5.15%, 8/21/2029	160,000	161,582
5.88%, 4/10/2034	65,000	66,645
Avnet, Inc. 3.00%, 5/15/2031	100,000	89,701
Flex Ltd.:
4.88%, 6/15/2029	75,000	75,255
5.25%, 1/15/2032	65,000	65,213
5.38%, 11/13/2035	140,000	137,812
6.00%, 1/15/2028	355,000	362,384
Honeywell International, Inc.:
1.75%, 9/1/2031	160,000	138,600
1.95%, 6/1/2030	250,000	226,613
2.70%, 8/15/2029	60,000	56,870
4.50%, 1/15/2034	175,000	172,176
5.00%, 3/1/2035	150,000	151,535
5.25%, 3/1/2054	1,650,000	1,545,406
Hubbell, Inc.:
2.30%, 3/15/2031 (a)	60,000	54,340
4.80%, 11/15/2035	55,000	53,555
Jabil, Inc.:
3.60%, 1/15/2030	25,000	24,007
3.95%, 1/12/2028	25,000	24,768
4.20%, 2/1/2029	65,000	64,247
4.75%, 2/1/2033	105,000	102,155
5.45%, 2/1/2029	155,000	158,040
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	47,591
4.60%, 4/6/2027	30,000	30,023
4.95%, 10/15/2034	85,000	84,091
5.35%, 7/30/2030	125,000	128,439
TD SYNNEX Corp.:
5.30%, 10/10/2035	500,000	484,335
6.10%, 4/12/2034	85,000	87,759
Trimble, Inc. 4.90%, 6/15/2028	50,000	50,177
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	39,974
4.63%, 2/1/2030 (a)	200,000	202,066
4.88%, 2/9/2036	205,000	202,675
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/9/2035	$145,000	$144,527
		7,985,129
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	350,000	363,020
Jacobs Solutions, Inc.:
4.75%, 3/3/2031	200,000	197,166
5.38%, 3/3/2036	140,000	136,317
MasTec, Inc. 5.90%, 6/15/2029	500,000	516,385
		1,212,888
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	86,646
3.38%, 11/15/2027	60,000	59,261
3.95%, 5/15/2028	150,000	149,117
4.75%, 7/15/2030	90,000	91,057
4.88%, 4/1/2029	720,000	730,656
5.00%, 12/15/2033	350,000	355,764
5.15%, 3/15/2035 (a)	145,000	147,810
5.20%, 11/15/2034	100,000	101,901
Veralto Corp. 5.35%, 9/18/2028	500,000	510,565
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	101,011
2.95%, 1/15/2052	115,000	73,164
3.05%, 4/1/2050	20,000	13,307
3.50%, 5/1/2029 (a)	50,000	49,080
5.00%, 3/1/2034	300,000	301,845
5.25%, 9/1/2035	705,000	718,888
Waste Management, Inc.:
1.15%, 3/15/2028	30,000	28,320
1.50%, 3/15/2031	530,000	460,819
2.00%, 6/1/2029	75,000	69,924
2.50%, 11/15/2050	20,000	11,908
2.95%, 6/1/2041	55,000	41,055
4.50%, 3/15/2028	200,000	201,246
4.63%, 2/15/2030	250,000	252,360
4.63%, 2/15/2033	250,000	250,313
4.65%, 3/15/2030	200,000	201,800
4.80%, 3/15/2032	200,000	203,040
4.88%, 2/15/2029	200,000	203,250
4.95%, 7/3/2031	360,000	368,078
4.95%, 3/15/2035	135,000	135,419
5.35%, 10/15/2054 (a)	600,000	571,014
		6,488,618
FOOD — 0.4%
Campbell's Co.:
2.38%, 4/24/2030	15,000	13,495
4.15%, 3/15/2028	50,000	49,447
4.55%, 3/21/2031	250,000	242,225
4.75%, 3/23/2035 (a)	210,000	193,294
4.80%, 3/15/2048	20,000	15,739
Security Description	Principal Amount	Value
5.20%, 3/21/2029 (a)	$550,000	$555,148
5.40%, 3/21/2034	40,000	38,777
Conagra Brands, Inc.:
4.85%, 11/1/2028	1,000,000	1,001,030
5.00%, 8/1/2030	85,000	84,855
5.30%, 11/1/2038 (a)	265,000	246,569
5.40%, 11/1/2048	40,000	33,962
Flowers Foods, Inc.:
2.40%, 3/15/2031	45,000	38,080
5.75%, 3/15/2035 (a)	195,000	186,032
General Mills, Inc.:
3.00%, 2/1/2051 (a)	510,000	312,824
4.20%, 4/17/2028	525,000	522,023
4.95%, 3/29/2033 (a)	145,000	143,457
5.25%, 1/30/2035 (a)	250,000	247,020
5.50%, 10/17/2028	115,000	117,799
Hershey Co.:
4.25%, 5/4/2028	175,000	175,474
4.50%, 5/4/2033	180,000	179,435
4.55%, 2/24/2028	40,000	40,306
4.75%, 2/24/2030	100,000	101,614
4.95%, 2/24/2032	100,000	102,214
5.10%, 2/24/2035	100,000	102,094
Hormel Foods Corp.:
1.70%, 6/3/2028	570,000	540,143
3.05%, 6/3/2051	45,000	28,743
Ingredion, Inc. 2.90%, 6/1/2030	100,000	93,680
J.M. Smucker Co.:
3.38%, 12/15/2027	100,000	98,309
4.25%, 3/15/2035	50,000	46,009
6.20%, 11/15/2033	125,000	132,372
6.50%, 11/15/2043 (a)	95,000	99,108
6.50%, 11/15/2053 (a)	1,145,000	1,188,705
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
5.50%, 1/15/2036	250,000	249,955
5.63%, 3/10/2037 (b) (d)	350,000	350,451
5.75%, 4/1/2033	182,000	187,869
6.25%, 3/1/2056	250,000	244,655
6.38%, 2/25/2055	500,000	497,130
6.38%, 4/15/2066	175,000	171,204
6.40%, 5/10/2057 (b) (d)	350,000	347,410
6.50%, 12/1/2052	500,000	505,235
6.75%, 3/15/2034	233,000	255,857
7.25%, 11/15/2053	500,000	549,460
Kellanova:
4.30%, 5/15/2028	100,000	100,044
4.50%, 4/1/2046	100,000	84,817
5.25%, 3/1/2033	70,000	71,425
5.75%, 5/16/2054	140,000	136,191
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	744,952
4.38%, 6/1/2046	1,000,000	780,120
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 10/1/2049	$750,000	$611,962
5.20%, 3/15/2032	125,000	126,265
5.40%, 3/15/2035 (a)	200,000	199,816
Kroger Co.:
3.70%, 8/1/2027	35,000	34,732
3.95%, 1/15/2050	550,000	408,699
4.45%, 2/1/2047	100,000	82,072
4.65%, 1/15/2048	100,000	83,626
5.00%, 9/15/2034	1,015,000	1,002,647
5.50%, 9/15/2054	710,000	659,640
5.65%, 9/15/2064	90,000	83,619
McCormick & Co., Inc.:
3.40%, 8/15/2027	100,000	98,853
4.15%, 2/15/2029	165,000	163,337
4.70%, 10/15/2034	235,000	224,169
Mondelez International, Inc.:
1.50%, 2/4/2031 (a)	40,000	34,586
1.88%, 10/15/2032 (a)	75,000	63,671
2.63%, 9/4/2050 (a)	35,000	20,439
2.75%, 4/13/2030	35,000	32,607
3.00%, 3/17/2032	200,000	180,904
4.25%, 5/6/2028	500,000	499,220
4.50%, 5/6/2030	150,000	149,443
4.75%, 8/28/2034 (a)	100,000	97,786
5.13%, 5/6/2035 (a)	200,000	200,338
Pilgrim's Pride Corp. 6.25%, 7/1/2033 (a)	645,000	673,399
Sysco Corp.:
2.40%, 2/15/2030	10,000	9,163
2.45%, 12/14/2031	145,000	126,642
3.15%, 12/14/2051 (a)	500,000	307,700
3.25%, 7/15/2027	50,000	49,174
3.30%, 2/15/2050	10,000	6,514
4.40%, 7/25/2031	75,000	72,706
4.45%, 3/15/2048	50,000	39,482
4.85%, 10/1/2045 (a)	5,000	4,242
4.95%, 3/25/2036	75,000	71,540
5.10%, 9/23/2030	500,000	503,950
5.40%, 3/23/2035	180,000	178,767
6.00%, 1/17/2034	350,000	365,305
6.60%, 4/1/2050	250,000	258,117
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	148,591
4.55%, 6/2/2047	285,000	239,511
4.95%, 2/20/2036	155,000	151,454
5.40%, 3/15/2029	395,000	405,057
5.70%, 3/15/2034	840,000	869,560
		21,786,062
FOREST PRODUCTS & PAPER — 0.0% *
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	200,000	197,062
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	27,825
Security Description	Principal Amount	Value
International Paper Co.:
4.35%, 8/15/2048	$27,000	$21,056
4.80%, 6/15/2044	500,000	426,705
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	118,643
3.13%, 1/15/2032 (a)	80,000	70,109
3.75%, 1/15/2031	150,000	139,173
5.00%, 1/15/2030	300,000	295,437
6.00%, 1/15/2029	750,000	766,462
Suzano Netherlands BV 5.50%, 1/15/2036	145,000	139,863
		2,202,335
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	87,384
2.63%, 9/15/2029	200,000	189,502
3.00%, 6/15/2027	150,000	148,093
4.15%, 1/15/2043	25,000	20,999
5.00%, 12/15/2054	140,000	124,368
5.20%, 8/15/2035 (a)	85,000	86,720
5.45%, 1/15/2056	105,000	100,225
6.20%, 11/15/2053	1,000,000	1,059,440
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028	250,000	254,472
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	49,575
5.50%, 3/15/2030	350,000	358,246
5.95%, 3/15/2035	115,000	119,133
NiSource, Inc.:
1.70%, 2/15/2031	100,000	86,955
2.95%, 9/1/2029	100,000	95,096
3.49%, 5/15/2027	50,000	49,467
4.38%, 5/15/2047	1,150,000	926,279
4.80%, 2/15/2044	30,000	26,178
5.20%, 7/1/2029	245,000	250,000
5.35%, 4/1/2034	200,000	203,500
5.35%, 7/15/2035	250,000	251,902
5.85%, 4/1/2055	750,000	727,942
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	75,730
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	171,388
5.05%, 5/15/2052	750,000	658,387
5.10%, 2/15/2035	550,000	547,613
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	108,490
3.75%, 9/15/2042	30,000	23,370
Series VV, 4.30%, 1/15/2049	50,000	39,595
Series MM, 5.13%, 11/15/2040	25,000	24,014
6.00%, 6/15/2055	500,000	502,295
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	$500,000	$438,900
4.40%, 5/30/2047	150,000	122,694
4.95%, 9/15/2034	350,000	345,502
5.75%, 9/15/2033	300,000	311,838
Southwest Gas Corp.:
3.70%, 4/1/2028	25,000	24,692
4.05%, 3/15/2032	90,000	85,994
5.45%, 3/23/2028	165,000	168,071
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	155,000	156,534
Spire, Inc. 4.60%, 9/1/2031	210,000	207,430
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	35,608
		9,263,621
HAND & MACHINE TOOLS — 0.0% *
Kennametal, Inc. 4.63%, 6/15/2028	50,000	50,191
Snap-on, Inc. 3.10%, 5/1/2050	70,000	46,405
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	750,000	684,877
2.75%, 11/15/2050	100,000	56,608
4.25%, 11/15/2028	100,000	99,801
		937,882
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030	500,000	444,395
3.70%, 3/9/2029	400,000	395,196
4.00%, 3/15/2031	750,000	737,805
4.30%, 3/15/2033	500,000	489,310
4.65%, 3/15/2036	520,000	508,040
4.75%, 11/30/2036	250,000	245,575
4.75%, 3/15/2038	500,000	484,955
4.75%, 4/15/2043 (a)	25,000	23,003
4.90%, 11/30/2046	1,150,000	1,055,964
5.50%, 3/15/2056	655,000	642,319
5.60%, 3/15/2066	500,000	487,500
Agilent Technologies, Inc.:
2.75%, 9/15/2029	50,000	47,374
4.20%, 9/9/2027	200,000	199,694
4.75%, 9/9/2034	200,000	196,868
Augusta SpinCo Corp. 5.25%, 3/23/2036	1,000,000	1,000,100
Baxter International, Inc.:
1.73%, 4/1/2031	45,000	37,650
2.27%, 12/1/2028	500,000	465,730
3.13%, 12/1/2051	250,000	142,798
3.50%, 8/15/2046	50,000	32,827
4.45%, 2/15/2029	75,000	73,982
Security Description	Principal Amount	Value
4.90%, 12/15/2030	$100,000	$98,624
5.65%, 12/15/2035 (a)	165,000	161,215
Boston Scientific Corp.:
2.65%, 6/1/2030	1,100,000	1,025,057
4.55%, 3/1/2039	50,000	46,961
4.70%, 3/1/2049 (a)	35,000	30,741
Danaher Corp. 2.60%, 10/1/2050	565,000	336,989
DH Europe Finance II SARL:
2.60%, 11/15/2029	30,000	28,260
3.25%, 11/15/2039	50,000	40,137
3.40%, 11/15/2049	800,000	560,976
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	545,000	541,354
4.80%, 1/15/2031	425,000	427,694
4.95%, 12/15/2035	65,000	63,807
5.50%, 6/15/2035	75,000	76,482
5.65%, 11/15/2027	500,000	509,970
6.38%, 11/22/2052	500,000	531,030
Medtronic Global Holdings SCA 4.25%, 3/30/2028	155,000	155,335
Medtronic, Inc.:
4.38%, 3/15/2035	554,000	535,341
4.63%, 3/15/2045	345,000	308,006
Revvity, Inc.:
2.25%, 9/15/2031	105,000	91,730
2.55%, 3/15/2031	85,000	76,528
3.30%, 9/15/2029	65,000	62,228
Smith & Nephew PLC:
2.03%, 10/14/2030	550,000	489,819
5.40%, 3/20/2034	55,000	55,792
Solventum Corp.:
5.60%, 3/23/2034	300,000	306,666
5.90%, 4/30/2054 (a)	900,000	880,245
Stryker Corp.:
1.95%, 6/15/2030	50,000	45,172
2.90%, 6/15/2050	25,000	15,887
3.65%, 3/7/2028	50,000	49,450
4.25%, 9/11/2029	500,000	498,025
4.63%, 9/11/2034 (a)	250,000	244,050
4.63%, 3/15/2046	375,000	324,326
4.70%, 2/10/2028	120,000	120,944
4.85%, 12/8/2028	115,000	116,673
4.85%, 2/10/2030	145,000	147,056
5.20%, 2/10/2035	95,000	96,188
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041 (a)	1,100,000	803,330
4.10%, 8/15/2047	100,000	82,019
4.20%, 3/1/2031	250,000	247,360
4.22%, 2/12/2031	130,000	128,629
4.47%, 10/7/2032	500,000	494,810
4.55%, 6/15/2033	150,000	148,153
4.89%, 10/7/2037	125,000	123,214
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 2/12/2036	$115,000	$114,032
5.00%, 1/31/2029	500,000	509,855
5.09%, 8/10/2033	150,000	152,886
5.20%, 1/31/2034	175,000	179,462
5.40%, 8/10/2043	65,000	64,371
5.55%, 2/12/2046	95,000	93,836
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	100,000	89,260
5.05%, 2/19/2030	105,000	106,673
5.20%, 9/15/2034	200,000	199,770
5.35%, 12/1/2028	100,000	102,280
5.50%, 2/19/2035 (a)	500,000	509,995
		20,959,778
HEALTH CARE SERVICES — 0.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	153,180
Adventist Health System Series 2025, 4.74%, 12/1/2030	60,000	59,506
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	50,000	35,248
3.83%, 8/15/2028	750,000	743,910
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	45,873
Ascension Health:
Series B, 3.11%, 11/15/2039	500,000	393,595
3.95%, 11/15/2046	150,000	119,371
Series 2025, 4.29%, 11/15/2030	250,000	247,847
Series 2025, 4.92%, 11/15/2035	250,000	247,050
Banner Health 2.34%, 1/1/2030	40,000	37,091
Baylor Scott & White Holdings:
Series 2021, 1.78%, 11/15/2030	25,000	22,201
Series 2021, 2.84%, 11/15/2050	500,000	314,165
Centene Corp.:
2.45%, 7/15/2028	1,000,000	931,170
2.50%, 3/1/2031	500,000	419,185
3.38%, 2/15/2030	500,000	451,930
4.63%, 12/15/2029	1,000,000	949,290
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	9,010
Cigna Group:
2.40%, 3/15/2030	120,000	110,867
3.05%, 10/15/2027	50,000	49,084
3.20%, 3/15/2040	585,000	452,691
3.40%, 3/15/2050	415,000	283,711
3.40%, 3/15/2051	290,000	196,112
4.38%, 10/15/2028	810,000	809,587
Security Description	Principal Amount	Value
4.50%, 9/15/2030	$110,000	$109,657
4.80%, 8/15/2038	60,000	56,375
4.88%, 9/15/2032	180,000	179,813
4.90%, 12/15/2048	1,795,000	1,556,857
5.00%, 5/15/2029	250,000	254,515
5.25%, 2/15/2034	750,000	759,292
5.25%, 1/15/2036	250,000	250,362
5.60%, 2/15/2054	85,000	80,464
6.00%, 1/15/2056 (a)	610,000	611,580
6.13%, 11/15/2041	25,000	25,873
CommonSpirit Health:
4.19%, 10/1/2049	250,000	193,747
4.35%, 9/1/2030	500,000	492,960
4.35%, 11/1/2042	25,000	21,450
4.98%, 9/1/2035	170,000	165,981
5.32%, 12/1/2034	195,000	195,513
5.55%, 12/1/2054	1,375,000	1,294,521
5.58%, 9/1/2045	70,000	67,299
5.66%, 9/1/2055	120,000	114,788
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	39,294
Elevance Health, Inc.:
2.25%, 5/15/2030	265,000	241,434
2.55%, 3/15/2031	100,000	90,215
3.13%, 5/15/2050	270,000	173,000
3.60%, 3/15/2051	305,000	211,603
3.65%, 12/1/2027	130,000	128,532
4.00%, 9/15/2028	185,000	183,363
4.10%, 3/1/2028	100,000	99,365
4.10%, 5/15/2032	200,000	191,822
4.38%, 12/1/2047	130,000	104,680
4.55%, 3/1/2048	50,000	41,319
4.60%, 9/15/2032	200,000	196,832
4.65%, 1/15/2043	50,000	43,285
4.75%, 2/15/2030	145,000	145,924
4.75%, 2/15/2033	250,000	246,102
5.00%, 1/15/2036 (a)	115,000	112,655
5.13%, 2/15/2053 (a)	500,000	439,135
5.20%, 2/15/2035 (a)	865,000	863,893
5.65%, 6/15/2054	500,000	471,140
5.70%, 2/15/2055	865,000	817,788
5.70%, 9/15/2055 (a)	700,000	668,388
HCA, Inc.:
2.38%, 7/15/2031	650,000	574,288
3.50%, 7/15/2051	650,000	429,234
3.63%, 3/15/2032	650,000	603,668
4.13%, 6/15/2029	1,035,000	1,021,224
4.30%, 11/15/2030	85,000	83,581
4.60%, 11/15/2032	100,000	97,306
4.63%, 3/15/2052	500,000	397,940
4.90%, 11/15/2035	165,000	159,611
5.00%, 3/1/2028	60,000	60,633
5.13%, 6/15/2039	275,000	259,149
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 3/1/2030	$110,000	$112,166
5.25%, 6/15/2049	100,000	88,173
5.45%, 9/15/2034	65,000	65,604
5.50%, 3/1/2032	125,000	128,045
5.50%, 6/1/2033	550,000	560,736
5.50%, 6/15/2047	65,000	59,599
5.70%, 11/15/2055	425,000	395,322
5.75%, 3/1/2035	200,000	205,632
5.90%, 6/1/2053	750,000	714,712
6.00%, 4/1/2054	500,000	482,960
6.20%, 3/1/2055	1,375,000	1,361,250
Humana, Inc.:
2.15%, 2/3/2032 (a)	350,000	299,344
3.70%, 3/23/2029	105,000	102,095
4.80%, 3/15/2047	100,000	79,881
4.95%, 10/1/2044	50,000	41,830
5.38%, 4/15/2031	110,000	111,143
5.55%, 5/1/2035	180,000	177,910
5.75%, 12/1/2028	750,000	768,990
5.95%, 3/15/2034	250,000	254,697
6.00%, 5/1/2055	500,000	462,250
Icon Investments Six DAC 5.85%, 5/8/2029 (a)	250,000	254,810
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	15,522
IQVIA, Inc. 6.25%, 2/1/2029	440,000	457,490
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	39,457
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	135,000	98,396
Series 2021, 3.00%, 6/1/2051	135,000	86,500
Series 2019, 3.27%, 11/1/2049	105,000	72,087
4.15%, 5/1/2047	1,250,000	1,018,375
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	100,000	90,968
2.95%, 12/1/2029	100,000	94,750
4.70%, 2/1/2045 (a)	25,000	21,889
4.80%, 10/1/2034	850,000	827,900
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	76,128
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	63,176
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050 (a)	55,000	35,825
4.13%, 7/1/2052 (a)	25,000	19,997
Security Description	Principal Amount	Value
Methodist Hospital Series 20A, 2.71%, 12/1/2050	$65,000	$39,723
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	34,868
New York & Presbyterian Hospital:
2.26%, 8/1/2040	50,000	34,434
Series 2019, 3.95%, 8/1/2119	35,000	23,818
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	40,542
Novant Health, Inc. 3.17%, 11/1/2051	85,000	55,568
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055 (a)	100,000	68,080
Orlando Health Obligated Group:
3.33%, 10/1/2050	25,000	17,607
5.48%, 10/1/2035	500,000	512,945
PeaceHealth Obligated Group 4.86%, 11/15/2032	500,000	498,915
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	80,000	74,741
5.37%, 10/1/2032 (a)	115,000	116,714
5.40%, 10/1/2033	250,000	254,895
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	32,792
4.20%, 6/30/2029	100,000	99,402
4.63%, 12/15/2029	250,000	251,795
4.70%, 3/30/2045	25,000	22,227
6.40%, 11/30/2033	500,000	543,890
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	50,136
Series 20A, 3.36%, 8/15/2050	55,000	38,193
5.16%, 8/15/2033	180,000	182,605
Series 2025, 5.21%, 8/15/2032	100,000	102,402
Series 2025, 5.54%, 8/15/2035	600,000	619,098
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	35,851
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	305,000	276,287
2.30%, 5/15/2031	100,000	89,700
2.75%, 5/15/2040	300,000	217,923
2.90%, 5/15/2050	200,000	124,562
3.05%, 5/15/2041	350,000	259,364
3.13%, 5/15/2060	100,000	59,447
3.25%, 5/15/2051	100,000	65,874
3.38%, 4/15/2027	100,000	99,081
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 8/15/2039	$200,000	$162,060
3.75%, 10/15/2047	50,000	37,031
3.88%, 12/15/2028	15,000	14,851
4.25%, 4/15/2047	100,000	80,222
4.40%, 6/15/2028	75,000	75,205
4.60%, 4/15/2027	350,000	350,987
4.63%, 7/15/2035	200,000	193,508
4.65%, 1/15/2031	125,000	125,605
4.75%, 7/15/2045	230,000	200,638
4.75%, 5/15/2052	500,000	420,440
4.80%, 1/15/2030	200,000	202,230
4.90%, 4/15/2031	1,500,000	1,521,255
4.95%, 1/15/2032	150,000	151,617
5.00%, 4/15/2034	350,000	350,059
5.15%, 7/15/2034	150,000	151,279
5.20%, 4/15/2063	750,000	653,370
5.25%, 2/15/2028	645,000	656,242
5.30%, 6/15/2035 (a)	1,105,000	1,127,244
5.35%, 2/15/2033	700,000	718,613
5.38%, 4/15/2054	750,000	689,197
5.50%, 7/15/2044	200,000	192,760
5.63%, 7/15/2054	1,150,000	1,094,650
5.75%, 7/15/2064	855,000	813,994
5.88%, 2/15/2053	500,000	493,500
5.95%, 6/15/2055 (a)	1,190,000	1,198,842
6.88%, 2/15/2038	25,000	28,169
Universal Health Services, Inc.:
4.63%, 10/15/2029	440,000	435,094
5.05%, 10/15/2034	140,000	133,900
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	347,864
		50,018,638
HOME BUILDERS — 0.0% *
DR Horton, Inc.:
4.85%, 10/15/2030	90,000	90,672
5.00%, 10/15/2034	105,000	103,548
5.50%, 10/15/2035	90,000	91,337
Lennar Corp.:
4.75%, 11/29/2027	250,000	250,477
5.20%, 7/30/2030	115,000	116,224
Meritage Homes Corp. 5.65%, 3/15/2035 (a)	105,000	104,828
NVR, Inc. 3.00%, 5/15/2030	130,000	122,405
PulteGroup, Inc.:
4.25%, 3/1/2031	75,000	73,247
4.90%, 3/1/2036	75,000	72,463
Sekisui House U.S., Inc. 3.97%, 8/6/2061	200,000	131,488
		1,156,689
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc. 4.40%, 3/15/2029 (a)	100,000	97,716
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	$55,000	$42,485
4.20%, 5/1/2030	195,000	195,172
4.60%, 3/1/2028	145,000	146,937
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	95,000	83,873
2.38%, 12/1/2029	40,000	37,197
3.13%, 12/1/2049	60,000	37,996
4.38%, 5/15/2028	115,000	115,122
4.65%, 5/15/2033	125,000	122,881
5.00%, 2/14/2034 (a)	350,000	348,488
5.15%, 5/15/2053	750,000	653,805
Haleon U.S. Capital LLC:
3.38%, 3/24/2029	750,000	729,382
3.63%, 3/24/2032	250,000	235,470
Kenvue, Inc. 4.85%, 5/22/2032	250,000	252,432
Procter & Gamble Co.:
1.20%, 10/29/2030	300,000	262,539
3.00%, 3/25/2030	100,000	95,725
3.95%, 1/26/2028	500,000	500,665
4.05%, 1/26/2033	200,000	197,052
4.10%, 11/3/2032 (a)	1,200,000	1,180,368
4.15%, 10/24/2029	185,000	186,099
4.35%, 11/3/2035	200,000	193,898
4.55%, 10/24/2034 (a)	250,000	250,257
4.60%, 5/1/2035 (a)	350,000	348,411
Unilever Capital Corp.:
1.38%, 9/14/2030	100,000	88,420
1.75%, 8/12/2031	140,000	122,594
2.90%, 5/5/2027	150,000	148,277
4.25%, 8/12/2027	250,000	250,717
4.63%, 8/12/2034	500,000	494,340
		7,320,602
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Avery Dennison Corp. 5.75%, 3/15/2033	250,000	260,352
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	40,000	35,457
5.60%, 11/15/2032	95,000	99,880
Clorox Co.:
3.10%, 10/1/2027	50,000	49,073
3.90%, 5/15/2028	50,000	49,681
4.40%, 5/1/2029	200,000	199,648
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	14,380
2.00%, 11/2/2031	750,000	665,865
3.10%, 3/26/2030	40,000	38,138
3.20%, 4/25/2029	100,000	97,075
3.90%, 5/4/2047	50,000	38,545
3.95%, 11/1/2028	55,000	54,691
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 2/16/2033	$100,000	$99,871
		1,702,656
INSURANCE — 0.7%
Aflac, Inc.:
3.60%, 4/1/2030	1,000,000	970,360
4.75%, 1/15/2049	75,000	64,498
Alleghany Corp. 4.90%, 9/15/2044	50,000	44,440
Allstate Corp.:
1.45%, 12/15/2030	250,000	217,067
3.85%, 8/10/2049	125,000	92,788
4.20%, 12/15/2046	50,000	39,618
5.05%, 6/24/2029	350,000	356,594
5.25%, 3/30/2033	195,000	199,216
American Financial Group, Inc.:
4.50%, 6/15/2047	100,000	80,705
5.00%, 9/23/2035	65,000	62,402
American International Group, Inc.:
4.38%, 6/30/2050	315,000	255,254
4.85%, 5/7/2030	95,000	95,936
5.13%, 3/27/2033 (a)	500,000	504,865
American National Group, Inc.:
5.75%, 10/1/2029	100,000	101,138
6.00%, 7/15/2035 (a)	250,000	243,427
Aon Corp. 3.75%, 5/2/2029	100,000	98,210
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	575,585
Aon North America, Inc.:
5.15%, 3/1/2029	250,000	255,332
5.45%, 3/1/2034	250,000	255,467
5.75%, 3/1/2054	250,000	240,767
Arch Capital Group Ltd. 3.64%, 6/30/2050	605,000	431,825
Arthur J Gallagher & Co.:
4.60%, 12/15/2027	55,000	55,165
4.85%, 12/15/2029	85,000	85,920
5.00%, 2/15/2032	85,000	85,197
5.15%, 2/15/2035	140,000	138,937
5.45%, 7/15/2034	200,000	203,140
5.55%, 2/15/2055 (a)	880,000	820,644
5.75%, 3/2/2053	350,000	334,820
Assurant, Inc.:
2.65%, 1/15/2032	600,000	523,968
4.90%, 3/27/2028	50,000	50,213
5.55%, 2/15/2036	35,000	34,988
Assured Guaranty U.S. Holdings, Inc.:
3.60%, 9/15/2051	40,000	26,979
6.13%, 9/15/2028	40,000	41,405
Athene Holding Ltd.:
3.45%, 5/15/2052 (a)	500,000	304,490
3.50%, 1/15/2031	150,000	139,292
Security Description	Principal Amount	Value
4.13%, 1/12/2028	$100,000	$98,781
6.25%, 4/1/2054 (a)	515,000	473,002
6.63%, 5/19/2055	150,000	144,378
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	24,527
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	71,070
1.85%, 3/12/2030	10,000	9,166
2.50%, 1/15/2051	110,000	64,038
2.85%, 10/15/2050	340,000	213,557
2.88%, 3/15/2032	200,000	185,146
3.85%, 3/15/2052	550,000	413,682
4.20%, 8/15/2048	850,000	692,520
4.25%, 1/15/2049	150,000	122,961
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	180,000	163,832
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	150,000	146,994
4.70%, 6/22/2047	150,000	101,744
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	132,131
4.20%, 3/17/2032	65,000	61,436
4.50%, 3/15/2029	50,000	49,754
4.70%, 6/23/2028	500,000	501,520
4.90%, 6/23/2030	750,000	749,415
5.55%, 6/23/2035	450,000	449,473
5.65%, 6/11/2034	75,000	75,668
6.25%, 6/23/2055 (a)	450,000	448,533
Chubb INA Holdings LLC:
1.38%, 9/15/2030	150,000	131,033
3.05%, 12/15/2061	500,000	298,930
4.15%, 3/13/2043	25,000	21,010
4.35%, 11/3/2045	125,000	105,203
4.65%, 8/15/2029	100,000	101,051
4.90%, 8/15/2035	960,000	945,917
5.00%, 3/15/2034	695,000	699,253
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	88,963
3.45%, 8/15/2027	100,000	98,597
5.13%, 2/15/2034	55,000	54,256
5.20%, 8/15/2035	350,000	342,573
Corebridge Financial, Inc.:
3.65%, 4/5/2027	500,000	495,540
4.40%, 4/5/2052 (a)	500,000	388,175
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (c)	1,000,000	980,860
Enstar Group Ltd. 4.95%, 6/1/2029	50,000	49,786
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	149,592
5.00%, 4/20/2048	100,000	86,382
5.59%, 1/11/2033	100,000	102,063
5 yr. CMT + 2.39%, 6.70%, 3/28/2055 (a) (c)	500,000	503,520
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	$500,000	$331,730
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034 (a)	155,000	146,852
6.50%, 6/4/2029	50,000	50,200
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	70,000	65,315
4.85%, 4/17/2028	100,000	100,535
6.00%, 12/7/2033	200,000	208,996
6.10%, 3/15/2055	350,000	341,992
6.35%, 3/22/2054	80,000	80,509
6.50%, 5/20/2055	200,000	205,466
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	88,278
3.20%, 9/17/2051	250,000	152,867
4.50%, 8/15/2028	50,000	49,826
First American Financial Corp. 5.45%, 9/30/2034	200,000	196,220
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	89,813
4.55%, 9/15/2028	25,000	24,959
5.85%, 9/15/2034	350,000	360,881
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	15,000	13,610
5.50%, 9/1/2035	105,000	104,159
Hartford Insurance Group, Inc.:
2.80%, 8/19/2029	70,000	66,312
2.90%, 9/15/2051	325,000	201,708
4.40%, 3/15/2048	100,000	82,687
Horace Mann Educators Corp. 4.70%, 10/1/2030	125,000	123,139
Jackson Financial, Inc. 3.13%, 11/23/2031	350,000	311,496
Kemper Corp. 2.40%, 9/30/2030 (a)	100,000	87,355
Lincoln National Corp.:
3.05%, 1/15/2030	83,000	78,110
3.40%, 3/1/2032	250,000	226,725
3.80%, 3/1/2028	35,000	34,553
5.35%, 11/15/2035 (a)	290,000	282,419
6.30%, 10/9/2037	50,000	51,445
Loews Corp.:
3.20%, 5/15/2030	15,000	14,255
4.94%, 4/1/2036	350,000	342,023
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	68,546
3.70%, 3/16/2032	200,000	189,476
4.99%, 12/11/2035	220,000	215,228
Markel Group, Inc.:
3.45%, 5/7/2052	135,000	88,599
3.50%, 11/1/2027	50,000	49,222
4.15%, 9/17/2050	50,000	37,263
5.00%, 5/20/2049	30,000	25,693
6.00%, 5/16/2054	300,000	291,606
Security Description	Principal Amount	Value
Marsh & McLennan Cos., Inc.:
4.38%, 3/15/2029	$250,000	$250,442
4.55%, 11/8/2027	40,000	40,187
4.85%, 11/15/2031	1,000,000	1,008,120
4.95%, 3/15/2036	125,000	123,791
5.00%, 3/15/2035	400,000	398,444
5.15%, 3/15/2034	145,000	146,607
5.35%, 11/15/2044	250,000	236,580
5.40%, 9/15/2033	250,000	258,122
5.40%, 3/15/2055	840,000	787,651
5.70%, 9/15/2053 (a)	400,000	391,280
MetLife, Inc.:
4.05%, 3/1/2045	150,000	120,369
4.88%, 11/13/2043	200,000	178,714
5.25%, 1/15/2054 (a)	500,000	459,090
5.30%, 12/15/2034 (a)	1,250,000	1,279,050
5.38%, 7/15/2033	400,000	413,440
5 yr. CMT + 1.82%, 5.85%, 3/15/2056 (a) (c)	1,000,000	981,440
6.40%, 12/15/2066	100,000	101,931
Old Republic International Corp.:
3.85%, 6/11/2051	85,000	59,738
5.75%, 3/28/2034	100,000	102,133
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	135,536
3.70%, 5/15/2029	50,000	48,780
5.38%, 3/15/2033	140,000	143,024
Progressive Corp.:
3.00%, 3/15/2032	50,000	45,651
4.00%, 3/1/2029	50,000	49,767
4.13%, 4/15/2047	500,000	398,645
4.20%, 3/15/2048	100,000	80,137
4.60%, 3/26/2031	70,000	70,144
4.95%, 6/15/2033 (a)	400,000	405,608
5.15%, 3/26/2036	615,000	616,513
Prudential Financial, Inc.:
Series MTN, 3.70%, 3/13/2051	100,000	71,489
3.94%, 12/7/2049	100,000	74,474
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (c)	170,000	165,723
Series MTN, 4.60%, 5/15/2044	75,000	64,625
5.20%, 3/14/2035 (a)	110,000	110,832
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (a) (c)	1,000,000	989,100
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (c)	350,000	350,630
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (a) (c)	500,000	509,935
Series MTN, 6.63%, 6/21/2040	25,000	27,562
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (c)	$510,000	$528,151
Prudential Funding Asia PLC 3.63%, 3/24/2032	150,000	141,711
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	32,709
3.90%, 5/15/2029	50,000	48,886
5.75%, 9/15/2034	300,000	304,830
5 yr. CMT + 2.39%, 6.65%, 9/15/2055 (a) (c)	500,000	497,615
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	29,668
RenaissanceRe Holdings Ltd.:
5.75%, 6/5/2033	250,000	256,767
5.80%, 4/1/2035	500,000	510,015
RLI Corp. 5.38%, 6/1/2036	500,000	481,560
Selective Insurance Group, Inc. 5.90%, 4/15/2035	65,000	66,994
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	5,903
3.05%, 6/8/2051	250,000	160,937
3.75%, 5/15/2046	10,000	7,618
4.00%, 5/30/2047	80,000	62,609
4.05%, 3/7/2048	100,000	78,967
4.10%, 3/4/2049	100,000	79,020
5.05%, 7/24/2035	45,000	45,058
5.45%, 5/25/2053	515,000	492,325
5.70%, 7/24/2055	285,000	282,985
Series MTN, 6.25%, 6/15/2037	25,000	27,297
Unum Group:
4.00%, 6/15/2029	70,000	68,636
4.13%, 6/15/2051	100,000	73,539
4.50%, 12/15/2049	15,000	11,781
5.25%, 12/15/2035	95,000	92,793
6.00%, 6/15/2054	315,000	297,996
W.R. Berkley Corp.:
3.55%, 3/30/2052	100,000	68,541
4.00%, 5/12/2050	45,000	33,985
Willis North America, Inc.:
3.88%, 9/15/2049	70,000	50,614
4.50%, 9/15/2028	50,000	49,953
4.55%, 3/15/2031	590,000	582,141
4.65%, 6/15/2027	100,000	100,176
5.15%, 3/15/2036	90,000	87,793
5.35%, 5/15/2033 (a)	250,000	252,680
5.90%, 3/5/2054	150,000	145,611
		42,299,920
INTERNET — 0.8%
Airbnb, Inc. 4.65%, 3/16/2031	1,000,000	998,200
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	400,000	361,160
Security Description	Principal Amount	Value
2.70%, 2/9/2041 (a)	$500,000	$367,760
3.15%, 2/9/2051	100,000	66,801
3.40%, 12/6/2027	1,200,000	1,185,264
4.20%, 12/6/2047	260,000	213,754
4.88%, 5/26/2030 (a)	200,000	204,362
5.25%, 5/26/2035 (a)	200,000	205,608
5.63%, 11/26/2054 (a)	300,000	298,860
Alphabet, Inc.:
1.10%, 8/15/2030 (a)	665,000	584,961
2.05%, 8/15/2050	250,000	134,045
2.25%, 8/15/2060 (a)	1,000,000	504,500
3.70%, 2/15/2029	135,000	133,843
3.88%, 11/15/2028	120,000	119,623
4.00%, 5/15/2030	85,000	84,389
4.10%, 11/15/2030	755,000	749,609
4.10%, 2/15/2031	400,000	397,148
4.38%, 11/15/2032	295,000	293,218
4.40%, 2/15/2033	110,000	108,591
4.50%, 5/15/2035 (a)	250,000	245,837
4.70%, 11/15/2035	305,000	301,435
4.80%, 2/15/2036	1,235,000	1,229,158
5.25%, 5/15/2055	120,000	113,244
5.30%, 5/15/2065	210,000	193,463
5.35%, 11/15/2045	1,000,000	975,990
5.45%, 11/15/2055	1,085,000	1,049,466
5.50%, 2/15/2046	1,190,000	1,180,468
5.65%, 2/15/2056	165,000	164,343
5.70%, 11/15/2075	215,000	208,206
5.75%, 2/15/2066	200,000	198,044
Amazon.com, Inc.:
1.50%, 6/3/2030	235,000	210,163
1.65%, 5/12/2028	1,150,000	1,094,363
2.10%, 5/12/2031	150,000	134,345
2.50%, 6/3/2050	390,000	227,003
2.70%, 6/3/2060	280,000	152,578
2.88%, 5/12/2041	1,650,000	1,219,465
3.10%, 5/12/2051	150,000	97,857
3.15%, 8/22/2027	100,000	98,794
3.25%, 5/12/2061	150,000	92,789
3.30%, 4/13/2027	250,000	248,227
3.45%, 4/13/2029	200,000	196,042
3.60%, 4/13/2032	250,000	238,145
3.85%, 3/13/2028	1,160,000	1,155,279
3.88%, 8/22/2037	125,000	112,515
3.90%, 11/20/2028	585,000	582,286
4.00%, 3/13/2029	335,000	333,241
4.05%, 8/22/2047	625,000	499,125
4.10%, 11/20/2030	140,000	138,375
4.25%, 3/13/2031	2,345,000	2,327,155
4.25%, 8/22/2057	150,000	116,750
4.35%, 3/20/2033	250,000	245,355
4.55%, 12/1/2027	250,000	252,187
4.55%, 3/13/2033	355,000	351,567
4.65%, 12/1/2029	500,000	507,360
4.65%, 11/20/2035	500,000	489,610
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 12/1/2032	$1,500,000	$1,516,050
4.88%, 3/13/2036	415,000	411,132
4.95%, 12/5/2044 (a)	125,000	116,803
5.45%, 11/20/2055	500,000	477,775
5.55%, 11/20/2065	1,250,000	1,178,437
5.65%, 3/13/2046	210,000	209,311
5.80%, 3/13/2056	3,280,000	3,271,997
5.95%, 3/13/2066	160,000	160,398
6.05%, 3/13/2076	225,000	223,630
AppLovin Corp. 5.38%, 12/1/2031	750,000	757,065
Baidu, Inc. 2.38%, 8/23/2031	200,000	180,262
eBay, Inc.:
2.60%, 5/10/2031	100,000	90,261
2.70%, 3/11/2030	600,000	558,864
3.65%, 5/10/2051	550,000	387,695
4.25%, 3/6/2029	200,000	199,034
Expedia Group, Inc.:
3.25%, 2/15/2030 (a)	35,000	33,102
3.80%, 2/15/2028	50,000	49,338
4.63%, 8/1/2027	590,000	590,513
5.40%, 2/15/2035 (a)	155,000	153,752
Meta Platforms, Inc.:
3.85%, 8/15/2032	500,000	476,920
4.20%, 11/15/2030	1,375,000	1,360,824
4.30%, 8/15/2029 (a)	145,000	145,492
4.45%, 8/15/2052	750,000	589,365
4.55%, 8/15/2031	1,075,000	1,080,396
4.60%, 5/15/2028	250,000	252,735
4.60%, 11/15/2032	290,000	286,990
4.75%, 8/15/2034	1,135,000	1,121,709
4.88%, 11/15/2035	1,500,000	1,471,215
4.95%, 5/15/2033	250,000	251,947
5.40%, 8/15/2054	105,000	95,084
5.50%, 11/15/2045	280,000	265,152
5.55%, 8/15/2064	645,000	579,307
5.60%, 5/15/2053	500,000	466,480
5.63%, 11/15/2055	1,500,000	1,405,050
5.75%, 5/15/2063	500,000	464,025
5.75%, 11/15/2065	750,000	695,580
Netflix, Inc.:
4.90%, 8/15/2034	60,000	60,461
5.40%, 8/15/2054 (a)	30,000	29,026
5.88%, 11/15/2028	1,250,000	1,300,762
Uber Technologies, Inc.:
4.15%, 1/15/2031	90,000	88,003
4.80%, 9/15/2034	500,000	489,015
4.80%, 9/15/2035 (a)	580,000	563,284
5.35%, 9/15/2054	300,000	275,799
VeriSign, Inc.:
2.70%, 6/15/2031	80,000	71,582
5.25%, 6/1/2032	250,000	252,122
		48,695,670
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITIES — 0.2%
Apollo Debt Solutions BDC:
5.20%, 12/8/2028 (b)	$65,000	$64,215
5.70%, 1/23/2031 (b)	125,000	122,170
6.55%, 3/15/2032	100,000	100,367
6.70%, 7/29/2031 (a)	315,000	319,136
ARES Capital Corp.:
2.88%, 6/15/2028 (a)	500,000	472,990
5.10%, 1/15/2031	350,000	336,598
5.25%, 4/12/2031	140,000	135,344
5.50%, 9/1/2030	100,000	98,232
5.80%, 3/8/2032 (a)	350,000	345,166
5.95%, 7/15/2029	65,000	65,359
ARES Strategic Income Fund:
5.15%, 1/15/2031 (b)	250,000	236,073
5.55%, 4/15/2031 (b)	60,000	57,506
5.70%, 3/15/2028	600,000	599,490
6.35%, 8/15/2029 (a)	250,000	251,280
Bain Capital Specialty Finance, Inc.:
5.95%, 3/15/2030 (a)	100,000	96,799
5.95%, 3/1/2031	250,000	239,237
Barings BDC, Inc.:
5.20%, 9/15/2028	135,000	131,929
7.00%, 2/15/2029 (a)	65,000	65,429
Barings Private Credit Corp.:
5.75%, 2/6/2029 (b)	340,000	332,496
6.15%, 6/11/2030 (a) (b)	250,000	242,007
Blackstone Private Credit Fund:
4.95%, 9/26/2027	45,000	44,465
5.05%, 9/10/2030 (a)	210,000	198,202
5.35%, 3/12/2031	150,000	142,542
5.60%, 11/22/2029	250,000	243,155
5.95%, 7/16/2029	250,000	246,345
6.25%, 1/25/2031	350,000	345,852
7.30%, 11/27/2028	250,000	255,645
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	93,026
5.13%, 1/31/2031 (a)	200,000	191,688
5.30%, 6/30/2030 (a)	145,000	140,305
5.35%, 4/13/2028	395,000	392,496
Blue Owl Capital Corp.:
5.95%, 3/15/2029	165,000	163,101
6.20%, 7/15/2030 (a)	175,000	172,631
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	200,000	193,110
6.60%, 9/15/2029	250,000	248,910
6.65%, 3/15/2031 (a)	145,000	143,127
7.95%, 6/13/2028	200,000	205,064
Blue Owl Technology Finance Corp. 6.13%, 1/23/2031 (a)	85,000	80,047
Carlyle Secured Lending, Inc. 5.75%, 2/15/2031	205,000	193,391
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Franklin BSP Capital Corp. 6.00%, 10/2/2030 (b)	$250,000	$238,072
Goldman Sachs BDC, Inc.:
5.10%, 1/28/2029	100,000	97,193
5.65%, 9/9/2030 (a)	160,000	153,909
Goldman Sachs Private Credit Corp.:
5.38%, 1/31/2029 (b)	60,000	58,981
5.88%, 1/31/2031 (b)	100,000	97,093
6.25%, 5/6/2030 (b)	300,000	296,556
Golub Capital BDC, Inc. 6.00%, 7/15/2029 (a)	200,000	199,414
Golub Capital Private Credit Fund:
5.45%, 8/15/2028 (b)	300,000	296,022
5.80%, 9/12/2029	500,000	491,595
5.88%, 5/1/2030	70,000	68,706
HA Sustainable Infrastructure Capital, Inc.:
6.15%, 1/15/2031 (a)	250,000	254,420
6.38%, 7/1/2034	125,000	125,746
6.75%, 7/15/2035	175,000	179,580
HPS Corporate Lending Fund:
5.45%, 11/15/2030 (b)	250,000	239,120
5.65%, 4/2/2031 (b)	100,000	95,934
5.85%, 6/5/2030 (b)	250,000	243,840
5.95%, 4/14/2032	175,000	169,125
6.25%, 9/30/2029	150,000	149,810
Main Street Capital Corp. 5.40%, 8/15/2028	145,000	144,085
Morgan Stanley Direct Lending Fund 6.00%, 5/19/2030	145,000	142,538
MSD Investment Corp. 6.13%, 2/5/2031 (b)	125,000	121,153
North Haven Private Income Fund LLC 5.13%, 9/25/2028 (b)	100,000	97,417
Oaktree Strategic Credit Fund:
6.19%, 7/15/2030 (a)	105,000	102,636
6.50%, 7/23/2029 (a)	40,000	40,146
Sixth Street Lending Partners:
5.75%, 1/15/2030 (a)	100,000	98,413
6.13%, 7/15/2030	125,000	124,396
6.50%, 3/11/2029	350,000	354,767
Sixth Street Specialty Lending, Inc.:
5.63%, 8/15/2030 (a)	200,000	196,168
6.95%, 8/14/2028	70,000	71,593
		12,953,353
IRON/STEEL — 0.1%
ArcelorMittal SA:
6.00%, 6/17/2034 (a)	95,000	100,033
6.35%, 6/17/2054 (a)	350,000	357,010
6.55%, 11/29/2027	200,000	206,128
Security Description	Principal Amount	Value
6.80%, 11/29/2032	$175,000	$193,184
Nucor Corp.:
2.70%, 6/1/2030	15,000	13,995
2.98%, 12/15/2055	50,000	30,428
3.13%, 4/1/2032	90,000	82,864
4.30%, 5/23/2027	500,000	500,775
5.10%, 6/1/2035	350,000	353,542
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	9,600
3.25%, 10/15/2050	20,000	13,064
3.45%, 4/15/2030	40,000	38,248
5.25%, 5/15/2035 (a)	195,000	195,205
5.38%, 8/15/2034	105,000	105,922
5.75%, 5/15/2055	590,000	568,146
Vale Overseas Ltd.:
6.13%, 6/12/2033	375,000	389,734
6.40%, 6/28/2054	420,000	423,431
6.88%, 11/10/2039	300,000	330,420
		3,911,729
IT SERVICES — 0.3%
Accenture Capital, Inc. 4.05%, 10/4/2029	750,000	744,502
Apple, Inc.:
4.00%, 5/10/2028	925,000	926,212
4.00%, 5/12/2028	250,000	250,190
4.20%, 5/12/2030 (a)	1,250,000	1,256,100
4.30%, 5/10/2033 (a)	700,000	701,575
4.50%, 5/12/2032 (a)	250,000	253,440
4.75%, 5/12/2035 (a)	250,000	253,795
4.85%, 5/10/2053 (a)	2,000,000	1,839,280
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	350,000	357,199
5.95%, 4/15/2035 (a)	350,000	352,705
CGI, Inc. 4.95%, 3/14/2030	250,000	250,985
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	250,000	186,475
3.45%, 12/15/2051 (a)	250,000	168,990
4.15%, 2/15/2029	145,000	143,695
4.50%, 2/15/2031	160,000	157,853
4.75%, 10/6/2032	145,000	142,884
4.85%, 2/1/2035 (a)	250,000	241,785
5.00%, 4/1/2030	1,180,000	1,194,172
5.10%, 2/15/2036 (a)	250,000	244,390
5.50%, 4/1/2035	250,000	253,048
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	100,000	103,010
Genpact U.K. Finco PLC/Genpact USA, Inc. 4.95%, 11/18/2030	125,000	122,596
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	90,000	89,490
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 9/15/2028	$80,000	$79,355
4.40%, 9/25/2027	590,000	589,162
4.40%, 10/15/2030	250,000	245,290
4.50%, 3/23/2028	100,000	100,010
4.55%, 10/15/2029	200,000	198,988
4.60%, 3/23/2029 (a)	90,000	89,870
4.85%, 10/15/2031	200,000	198,618
5.00%, 10/15/2034	145,000	140,266
5.25%, 7/1/2028	250,000	253,857
5.25%, 4/1/2033	145,000	144,129
5.60%, 10/15/2054 (a)	600,000	536,928
HP, Inc. 6.10%, 4/25/2035 (a)	180,000	187,061
IBM International Capital Pte. Ltd.:
4.90%, 2/5/2034	500,000	493,385
5.30%, 2/5/2054 (a)	605,000	537,101
International Business Machines Corp.:
4.00%, 2/3/2029	100,000	98,969
4.30%, 2/3/2031	200,000	197,062
4.60%, 2/3/2033	140,000	137,337
4.65%, 2/10/2028	500,000	503,130
4.80%, 2/10/2030	250,000	252,608
4.95%, 2/3/2036	200,000	194,854
5.00%, 2/10/2032	500,000	504,180
5.20%, 2/10/2035 (a)	250,000	251,168
5.70%, 2/10/2055	250,000	235,968
5.80%, 2/3/2056	115,000	110,023
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	490,000	454,847
Leidos, Inc.:
4.10%, 3/15/2029	85,000	84,097
5.00%, 3/15/2036 (a)	200,000	193,338
5.50%, 3/15/2035	235,000	238,650
NetApp, Inc.:
5.50%, 3/17/2032	140,000	143,087
5.70%, 3/17/2035	200,000	203,692
		17,831,401
LEISURE TIME — 0.0% *
Brunswick Corp. 4.40%, 9/15/2032	250,000	235,608
Polaris, Inc. 6.95%, 3/15/2029	350,000	366,817
Royal Caribbean Cruises Ltd.:
4.75%, 5/15/2033	400,000	386,212
5.25%, 2/27/2038	200,000	190,162
5.38%, 1/15/2036 (a)	190,000	186,736
		1,365,535
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	50,000	47,900
5.85%, 8/1/2034 (a)	125,000	125,843
Security Description	Principal Amount	Value
Hyatt Hotels Corp.:
4.38%, 9/15/2028	$50,000	$49,633
5.05%, 3/30/2028	300,000	303,093
5.25%, 6/30/2029	110,000	111,747
5.38%, 12/15/2031	200,000	202,778
5.75%, 3/30/2032	125,000	128,378
Las Vegas Sands Corp.:
5.63%, 6/15/2028	590,000	597,581
6.00%, 8/15/2029	125,000	128,489
6.00%, 6/14/2030	125,000	128,581
6.20%, 8/15/2034	125,000	128,300
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	500,000	459,455
4.50%, 5/1/2033	155,000	149,614
4.80%, 3/15/2030	200,000	201,700
5.00%, 10/15/2027	55,000	55,502
5.10%, 4/15/2032	660,000	670,586
5.10%, 5/1/2038	200,000	190,074
5.25%, 10/15/2035	250,000	248,567
5.35%, 3/15/2035	400,000	402,412
5.50%, 4/15/2037	250,000	249,080
5.55%, 10/15/2028	155,000	159,053
Sands China Ltd. 5.40%, 8/8/2028	750,000	754,207
		5,492,573
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series K, 4.10%, 8/15/2028	570,000	569,430
4.40%, 3/3/2028	500,000	502,525
4.60%, 11/15/2027	750,000	756,592
4.80%, 1/8/2030	100,000	102,324
5.00%, 5/14/2027	750,000	757,417
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	94,845
2.60%, 4/9/2030	95,000	89,119
3.25%, 4/9/2050	125,000	86,898
3.80%, 8/15/2042	125,000	103,120
4.75%, 5/15/2064	25,000	21,583
5.20%, 5/15/2035 (a)	250,000	255,962
5.50%, 5/15/2055	500,000	499,015
Eaton Capital ULC 4.45%, 5/9/2030	750,000	750,030
GE Vernova, Inc. 5.50%, 2/4/2056	1,000,000	961,610
Oshkosh Corp. 3.10%, 3/1/2030	10,000	9,392
		5,559,862
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp. 5.80%, 3/21/2034	500,000	511,165
CNH Industrial Capital LLC:
4.38%, 3/7/2031	250,000	244,170
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 10/16/2030	$350,000	$345,747
4.55%, 4/10/2028	125,000	125,038
5.10%, 4/20/2029	125,000	126,638
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	15,000	14,862
Deere & Co.:
2.88%, 9/7/2049	35,000	22,959
3.90%, 6/9/2042	225,000	190,134
5.45%, 1/16/2035	250,000	259,542
5.70%, 1/19/2055	500,000	509,405
Deere Funding Canada Corp. 4.15%, 10/9/2030	515,000	508,284
Flowserve Corp.:
2.80%, 1/15/2032	75,000	66,197
3.50%, 10/1/2030	35,000	32,935
IDEX Corp.:
2.63%, 6/15/2031	100,000	90,129
3.00%, 5/1/2030	25,000	23,502
4.95%, 9/1/2029	35,000	35,384
Ingersoll Rand, Inc.:
5.18%, 6/15/2029 (a)	750,000	767,760
5.45%, 6/15/2034	105,000	107,163
5.70%, 6/15/2054	285,000	278,126
John Deere Capital Corp.:
1.45%, 1/15/2031	70,000	61,452
Series MTN, 1.50%, 3/6/2028	100,000	95,336
Series MTN, 2.80%, 7/18/2029	50,000	47,799
Series MTN, 3.35%, 4/18/2029	100,000	97,445
Series I, 3.90%, 3/9/2029	200,000	198,522
Series MTN, 4.38%, 10/15/2030	175,000	174,710
4.40%, 9/8/2031	1,000,000	997,950
4.65%, 1/7/2028	85,000	85,777
Series MTN, 4.70%, 6/10/2030	750,000	760,170
Series MTN, 4.85%, 6/11/2029	200,000	203,618
Series MTN, 4.90%, 3/7/2031	350,000	357,266
Series MTN, 4.95%, 7/14/2028	805,000	820,625
Series MTN, 5.05%, 6/12/2034	200,000	202,932
Series MTN, 5.10%, 4/11/2034	250,000	254,377
Series I, 5.15%, 9/8/2033	100,000	103,097
Nordson Corp. 4.50%, 12/15/2029	250,000	249,493
nVent Finance SARL:
2.75%, 11/15/2031	50,000	44,388
4.55%, 4/15/2028	50,000	49,885
Security Description	Principal Amount	Value
Otis Worldwide Corp.:
2.57%, 2/15/2030	$750,000	$696,187
3.11%, 2/15/2040	250,000	189,915
5.13%, 11/19/2031	100,000	102,213
5.13%, 9/4/2035 (a)	610,000	608,091
Regal Rexnord Corp. 6.05%, 4/15/2028	500,000	512,840
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	83,371
4.20%, 3/1/2049	250,000	202,920
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	300,000	300,831
5.50%, 5/29/2035	250,000	255,582
Xylem, Inc. 1.95%, 1/30/2028	45,000	43,175
		12,059,107
MEDIA — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032 (a)	350,000	299,971
2.80%, 4/1/2031	290,000	260,272
3.50%, 6/1/2041	500,000	350,440
3.50%, 3/1/2042	500,000	342,020
3.70%, 4/1/2051	730,000	452,461
3.85%, 4/1/2061	100,000	58,437
3.90%, 6/1/2052	850,000	540,659
4.20%, 3/15/2028	250,000	247,650
4.40%, 4/1/2033	315,000	294,163
4.40%, 12/1/2061	100,000	64,358
4.80%, 3/1/2050	655,000	485,794
5.05%, 3/30/2029	100,000	100,501
5.25%, 4/1/2053	750,000	587,835
5.38%, 5/1/2047	150,000	120,662
5.85%, 12/1/2035	1,000,000	982,760
6.10%, 6/1/2029	1,615,000	1,672,639
6.48%, 10/23/2045	685,000	630,960
6.55%, 6/1/2034	180,000	186,759
6.70%, 12/1/2055	500,000	478,005
Comcast Corp.:
1.50%, 2/15/2031 (a)	150,000	129,995
1.95%, 1/15/2031	70,000	62,119
2.45%, 8/15/2052	115,000	59,778
2.65%, 8/15/2062	75,000	36,946
2.80%, 1/15/2051	805,000	460,508
2.89%, 11/1/2051	350,000	202,297
2.94%, 11/1/2056	1,000,000	555,200
2.99%, 11/1/2063	550,000	291,698
3.15%, 2/15/2028	200,000	196,218
3.20%, 7/15/2036	250,000	209,593
3.30%, 4/1/2027	100,000	98,989
3.40%, 4/1/2030	550,000	528,115
3.40%, 7/15/2046	100,000	68,189
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 4/1/2040	$250,000	$202,488
3.90%, 3/1/2038	150,000	128,907
4.00%, 11/1/2049	69,000	50,042
4.15%, 10/15/2028	1,250,000	1,245,087
4.20%, 8/15/2034	100,000	94,117
4.25%, 10/15/2030	50,000	49,448
4.25%, 1/15/2033	50,000	48,300
4.55%, 1/15/2029	500,000	503,820
4.60%, 10/15/2038	305,000	278,776
4.65%, 2/15/2033 (a)	500,000	495,055
4.65%, 7/15/2042	75,000	64,607
4.70%, 10/15/2048	500,000	408,775
4.95%, 5/15/2032	100,000	100,994
4.95%, 10/15/2058	105,000	85,768
5.17%, 1/15/2037 (b)	500,000	487,045
5.30%, 6/1/2034 (a)	1,200,000	1,217,748
5.30%, 5/15/2035 (a)	150,000	152,657
5.35%, 5/15/2053	1,500,000	1,324,485
5.50%, 11/15/2032 (a)	605,000	629,049
5.50%, 5/15/2064 (a)	750,000	663,157
5.65%, 6/1/2054 (a)	1,110,000	1,023,964
6.05%, 5/15/2055 (a)	450,000	445,505
Fox Corp.:
4.71%, 1/25/2029	40,000	40,124
5.48%, 1/25/2039	275,000	266,156
5.58%, 1/25/2049 (a)	525,000	482,659
6.50%, 10/13/2033	240,000	257,429
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	75,000
5.50%, 9/1/2041	425,000	365,738
5.88%, 11/15/2040	50,000	45,157
6.75%, 6/15/2039	50,000	49,610
TWDC Enterprises 18 Corp. Series MTN, 3.00%, 7/30/2046	75,000	51,101
Walt Disney Co.:
2.00%, 9/1/2029	185,000	172,224
2.20%, 1/13/2028 (a)	570,000	552,353
2.65%, 1/13/2031	440,000	408,342
3.50%, 5/13/2040	1,650,000	1,349,568
3.60%, 1/13/2051 (a)	1,575,000	1,139,638
3.75%, 3/14/2029	260,000	256,971
3.80%, 5/13/2060	90,000	64,013
4.00%, 3/14/2031	350,000	344,470
4.63%, 3/14/2036	350,000	340,368
4.70%, 3/23/2050 (a)	700,000	608,832
5.40%, 10/1/2043	75,000	73,496
6.65%, 11/15/2037	250,000	281,305
		27,980,339
METAL FABRICATE & HARDWARE — 0.0% *
Timken Co.:
4.13%, 4/1/2032	55,000	51,925
4.50%, 12/15/2028	20,000	19,958
		71,883
Security Description	Principal Amount	Value
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	$200,000	$193,492
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	247,763
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	125,000	105,776
4.75%, 2/28/2028	350,000	353,265
5.00%, 2/21/2030	200,000	203,788
5.00%, 2/15/2036 (a)	250,000	249,872
5.00%, 9/30/2043	50,000	46,539
5.10%, 9/8/2028	250,000	254,582
5.13%, 2/21/2032	200,000	203,964
5.25%, 9/8/2033	250,000	255,397
5.30%, 2/21/2035	700,000	712,691
5.50%, 9/8/2053 (a)	95,000	91,781
5.75%, 9/5/2055	130,000	129,939
Freeport-McMoRan, Inc.:
4.63%, 8/1/2030	1,000,000	994,190
5.45%, 3/15/2043	350,000	331,278
Newmont Corp. 2.60%, 7/15/2032 (a)	500,000	452,475
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35%, 3/15/2034	965,000	992,695
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	250,000	150,373
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	21,063
4.50%, 3/14/2028	55,000	55,278
4.75%, 3/22/2042	150,000	137,456
4.88%, 3/14/2030	115,000	116,763
5.00%, 3/14/2032	1,000,000	1,019,980
5.00%, 3/9/2033	250,000	254,035
5.13%, 3/9/2053	400,000	364,700
5.25%, 3/14/2035	585,000	593,816
5.75%, 3/14/2055 (a)	460,000	458,050
5.88%, 3/14/2065	105,000	104,473
Southern Copper Corp. 5.88%, 4/23/2045	607,000	598,739
		9,694,213
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029	100,000	93,767
2.88%, 10/15/2027	225,000	220,585
3.05%, 4/15/2030	500,000	473,800
3.25%, 8/26/2049	310,000	206,888
Series MTN, 3.38%, 3/1/2029	50,000	48,606
Series MTN, 3.63%, 10/15/2047	25,000	18,133
Series MTN, 4.00%, 9/14/2048	30,000	23,099
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 3/15/2030	$750,000	$757,500
5.15%, 3/15/2035	500,000	504,110
Eaton Corp.:
3.10%, 9/15/2027	100,000	98,587
3.85%, 3/6/2028	350,000	347,578
3.95%, 3/6/2029	200,000	197,996
4.15%, 3/15/2033 (a)	500,000	485,980
4.15%, 11/2/2042	25,000	21,367
4.20%, 3/6/2031	240,000	236,638
4.35%, 5/18/2028	205,000	205,414
4.80%, 3/6/2036	200,000	197,462
5.45%, 3/6/2056	200,000	193,296
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	270,865
Parker-Hannifin Corp.:
4.00%, 6/14/2049	40,000	31,232
4.25%, 9/15/2027	750,000	749,872
4.50%, 9/15/2029	500,000	502,735
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	228,602
Textron, Inc.:
2.45%, 3/15/2031 (a)	30,000	27,035
3.90%, 9/17/2029	50,000	48,921
4.95%, 3/15/2036	165,000	160,547
5.50%, 5/15/2035	200,000	203,400
6.10%, 11/15/2033	200,000	210,934
		6,764,949
MULTI-NATIONAL — 0.0% *
Asian Infrastructure Investment Bank:
4.13%, 1/18/2029	205,000	206,521
4.25%, 3/13/2034	150,000	150,056
		356,577
OFFICE & BUSINESS EQUIPMENT — 0.0% *
CDW LLC/CDW Finance Corp.:
3.57%, 12/1/2031	500,000	456,750
5.55%, 8/22/2034	140,000	137,603
		594,353
OIL & GAS — 0.8%
APA Corp. 5.10%, 9/1/2040	500,000	449,315
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	500,000	447,345
2.72%, 1/12/2032	500,000	452,165
2.94%, 6/4/2051	105,000	66,156
3.00%, 2/24/2050	250,000	161,085
3.00%, 3/17/2052	1,000,000	633,110
3.06%, 6/17/2041	500,000	376,620
3.38%, 2/8/2061	900,000	581,526
3.59%, 4/14/2027	250,000	248,478
3.63%, 4/6/2030	200,000	194,702
3.94%, 9/21/2028	100,000	99,326
4.81%, 2/13/2033	535,000	536,717
Security Description	Principal Amount	Value
4.87%, 11/25/2029	$500,000	$509,120
4.89%, 9/11/2033	500,000	503,135
5.02%, 11/17/2027	750,000	760,252
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	350,000	347,977
Series GMTN, 4.95%, 6/1/2047	100,000	87,189
5.00%, 12/15/2029	200,000	203,148
5.40%, 12/15/2034 (a)	475,000	480,367
Cenovus Energy, Inc.:
2.65%, 1/15/2032 (a)	35,000	31,137
5.40%, 3/20/2036	125,000	124,286
6.75%, 11/15/2039	750,000	817,230
Chevron Corp.:
2.00%, 5/11/2027	350,000	342,538
2.24%, 5/11/2030	100,000	92,340
3.08%, 5/11/2050	600,000	403,794
Chevron USA, Inc.:
1.02%, 8/12/2027	40,000	38,390
2.34%, 8/12/2050	65,000	37,378
3.95%, 8/13/2027	200,000	200,024
4.05%, 8/13/2028	155,000	155,085
4.30%, 10/15/2030 (a)	145,000	145,332
4.48%, 2/26/2028	750,000	756,037
4.50%, 10/15/2032	200,000	200,594
4.69%, 4/15/2030	250,000	253,912
4.82%, 4/15/2032	200,000	204,022
4.85%, 10/15/2035	200,000	200,634
4.98%, 4/15/2035	250,000	253,357
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	100,000	97,681
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	250,000	250,948
ConocoPhillips 6.50%, 2/1/2039	75,000	82,988
ConocoPhillips Co.:
3.80%, 3/15/2052	500,000	365,485
4.03%, 3/15/2062	215,000	154,839
4.70%, 1/15/2030	250,000	252,302
5.00%, 1/15/2035	1,250,000	1,255,275
5.05%, 9/15/2033 (a)	500,000	508,810
5.30%, 5/15/2053	750,000	693,817
5.50%, 1/15/2055 (a)	145,000	138,511
5.65%, 1/15/2065	145,000	138,181
6.95%, 4/15/2029	50,000	53,681
Coterra Energy, Inc.:
3.90%, 5/15/2027	250,000	248,298
5.40%, 2/15/2035	40,000	40,145
5.90%, 2/15/2055	385,000	367,163
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	21,922
5.20%, 9/15/2034 (a)	300,000	300,624
5.60%, 7/15/2041	750,000	725,917
5.75%, 9/15/2054 (a)	300,000	282,087
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Diamondback Energy, Inc.:
3.50%, 12/1/2029	$100,000	$96,448
4.40%, 3/24/2051 (a)	35,000	27,917
5.20%, 4/18/2027	500,000	504,185
5.55%, 4/1/2035	645,000	658,513
5.75%, 4/18/2054	350,000	331,432
6.25%, 3/15/2033	550,000	587,273
6.25%, 3/15/2053	250,000	252,812
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	22,984
4.38%, 4/15/2030	30,000	29,917
4.40%, 7/15/2028	90,000	90,274
4.40%, 1/15/2031	115,000	114,181
4.95%, 4/15/2050	35,000	30,912
5.00%, 7/15/2032	250,000	253,295
5.35%, 1/15/2036	180,000	182,635
5.65%, 12/1/2054 (a)	335,000	326,267
5.95%, 7/15/2055	155,000	157,257
EQT Corp.:
4.75%, 1/15/2031	1,000,000	995,590
5.70%, 4/1/2028	500,000	510,915
Equinor ASA:
3.13%, 4/6/2030	1,000,000	956,520
3.25%, 11/18/2049	305,000	209,971
3.63%, 9/10/2028 (a)	50,000	49,560
3.63%, 4/6/2040	100,000	83,521
3.70%, 4/6/2050	250,000	186,793
3.95%, 5/15/2043	50,000	40,996
4.50%, 9/3/2030	250,000	251,538
4.75%, 11/14/2035	500,000	492,350
4.80%, 11/8/2043	30,000	27,483
5.13%, 6/3/2035 (a)	250,000	254,175
Expand Energy Corp.:
5.38%, 3/15/2030	500,000	504,375
5.70%, 1/15/2035	85,000	86,309
Exxon Mobil Corp.:
2.44%, 8/16/2029	50,000	47,562
2.61%, 10/15/2030	300,000	280,359
3.00%, 8/16/2039	50,000	39,696
3.10%, 8/16/2049	50,000	33,712
3.45%, 4/15/2051	545,000	388,089
3.48%, 3/19/2030	250,000	243,260
4.11%, 3/1/2046	625,000	515,112
4.23%, 3/19/2040	1,105,000	1,000,765
4.33%, 3/19/2050	250,000	207,773
Helmerich & Payne, Inc. 5.50%, 12/1/2034 (a)	1,000,000	985,930
Hess Corp.:
5.60%, 2/15/2041	75,000	76,358
5.80%, 4/1/2047 (a)	750,000	755,992
HF Sinclair Corp.:
5.75%, 1/15/2031	160,000	163,590
6.25%, 1/15/2035	250,000	257,972
Marathon Petroleum Corp.:
3.80%, 4/1/2028	30,000	29,630
Security Description	Principal Amount	Value
4.50%, 4/1/2048	$25,000	$19,787
5.15%, 3/1/2030	800,000	816,392
5.70%, 3/1/2035	350,000	359,093
Occidental Petroleum Corp.:
5.55%, 10/1/2034	895,000	909,562
6.05%, 10/1/2054	625,000	607,106
6.45%, 9/15/2036	500,000	533,775
6.63%, 9/1/2030	534,000	572,603
Ovintiv, Inc. 5.65%, 5/15/2028	675,000	692,962
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	250,000	244,973
Phillips 66 Co.:
2.15%, 12/15/2030	150,000	134,459
3.15%, 12/15/2029	100,000	95,332
3.30%, 3/15/2052	500,000	322,985
3.75%, 3/1/2028	25,000	24,736
3.90%, 3/15/2028	50,000	49,589
4.88%, 11/15/2044	95,000	82,558
4.90%, 10/1/2046	10,000	8,652
4.95%, 3/15/2035 (a)	200,000	197,130
5.30%, 6/30/2033	500,000	508,860
5.50%, 3/15/2055	200,000	183,228
5.65%, 6/15/2054 (a)	500,000	465,380
Series B, 5 yr. CMT + 2.17%, 6.20%, 3/15/2056 (a) (c)	750,000	746,947
Pioneer Natural Resources Co. 2.15%, 1/15/2031	420,000	378,622
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	100,000	93,826
2.75%, 4/6/2030	1,600,000	1,506,144
3.13%, 11/7/2049 (b)	100,000	66,254
3.25%, 4/6/2050	500,000	339,995
3.88%, 11/13/2028 (b)	500,000	496,145
4.00%, 5/10/2046	100,000	79,489
4.13%, 11/6/2030	140,000	138,652
4.13%, 5/11/2035	75,000	71,142
4.38%, 5/11/2045	750,000	637,522
4.55%, 8/12/2043	250,000	220,100
4.75%, 1/6/2036	400,000	393,028
5.13%, 10/15/2041 (b)	500,000	479,050
5.50%, 3/25/2040 (b)	25,000	25,233
Shell International Finance BV 2.88%, 11/26/2041	350,000	254,212
Suncor Energy, Inc.:
3.75%, 3/4/2051	785,000	552,640
4.00%, 11/15/2047	70,000	52,788
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	372,190
3.13%, 5/29/2050	700,000	462,091
3.46%, 2/19/2029 (a)	500,000	491,250
TotalEnergies Capital SA:
3.88%, 10/11/2028	25,000	24,940
4.72%, 9/10/2034	125,000	124,336
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 4/5/2034	$125,000	$127,926
5.28%, 9/10/2054	250,000	232,680
5.43%, 9/10/2064	250,000	232,385
5.49%, 4/5/2054	200,000	191,962
5.64%, 4/5/2064	200,000	192,244
TotalEnergies Capital USA LLC:
4.25%, 1/13/2031	250,000	247,780
4.57%, 1/13/2033	250,000	247,463
4.86%, 1/13/2036	210,000	206,724
Valero Energy Corp.:
2.15%, 9/15/2027	550,000	533,302
3.65%, 12/1/2051	750,000	511,822
5.15%, 3/10/2036	200,000	197,246
6.63%, 6/15/2037	250,000	273,447
Viper Energy Partners LLC 5.70%, 8/1/2035	750,000	756,292
Woodside Finance Ltd.:
5.10%, 9/12/2034	500,000	492,195
5.70%, 9/12/2054	350,000	328,202
		50,322,123
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
3.34%, 12/15/2027	50,000	49,303
4.05%, 3/11/2029 (a)	175,000	173,976
4.08%, 12/15/2047	150,000	117,494
4.35%, 6/15/2031	250,000	246,782
4.65%, 6/15/2033 (a)	350,000	344,568
5.00%, 6/15/2036	500,000	490,740
5.85%, 6/15/2056	500,000	488,780
Halliburton Co.:
2.92%, 3/1/2030	500,000	471,295
4.85%, 11/15/2035 (a)	150,000	145,881
5.00%, 11/15/2045 (a)	635,000	562,978
7.45%, 9/15/2039	25,000	29,228
NOV, Inc. 3.60%, 12/1/2029 (a)	100,000	96,655
		3,217,680
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033 (a)	160,000	163,856
Amcor Flexibles North America, Inc.:
2.69%, 5/25/2031 (a)	130,000	117,201
4.25%, 3/8/2029	165,000	163,484
4.80%, 3/17/2028	60,000	60,373
5.10%, 3/17/2030	110,000	111,159
5.50%, 3/17/2035 (a)	140,000	141,729
Amcor Group Finance PLC 5.45%, 5/23/2029	500,000	512,425
AptarGroup, Inc. 4.75%, 3/30/2031	625,000	620,387
Security Description	Principal Amount	Value
Berry Global, Inc.:
5.65%, 1/15/2034	$40,000	$40,909
5.80%, 6/15/2031	250,000	258,940
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	23,739
3.40%, 12/15/2027	35,000	34,418
4.05%, 12/15/2049	10,000	7,629
5.20%, 8/15/2035	635,000	630,149
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030	400,000	407,468
5.44%, 4/3/2034	500,000	506,525
Smurfit Westrock Financing DAC 5.19%, 1/15/2036	200,000	196,594
Sonoco Products Co.:
4.60%, 9/1/2029	125,000	124,690
5.00%, 9/1/2034 (a)	145,000	141,927
WRKCo, Inc.:
3.00%, 6/15/2033 (a)	500,000	439,035
4.20%, 6/1/2032	50,000	48,016
		4,750,653
PHARMACEUTICALS — 1.3%
AbbVie, Inc.:
3.20%, 11/21/2029	1,245,000	1,198,512
3.78%, 3/3/2028	300,000	297,927
4.05%, 11/21/2039	1,450,000	1,272,534
4.13%, 3/15/2031	180,000	177,406
4.25%, 11/14/2028	35,000	35,092
4.25%, 11/21/2049	340,000	275,723
4.30%, 5/14/2036	50,000	47,247
4.40%, 3/15/2033	125,000	122,545
4.40%, 11/6/2042	50,000	43,880
4.45%, 5/14/2046	150,000	128,585
4.50%, 5/14/2035	50,000	48,379
4.55%, 3/15/2035	350,000	339,787
4.65%, 3/15/2028	870,000	877,943
4.75%, 3/15/2036	1,095,000	1,072,355
4.75%, 3/15/2045	75,000	67,073
4.80%, 3/15/2029	150,000	152,418
4.88%, 3/15/2030	100,000	101,955
4.88%, 11/14/2048	25,000	22,409
4.95%, 3/15/2031	80,000	81,713
5.05%, 3/15/2034	250,000	253,765
5.20%, 3/15/2035	110,000	111,901
5.35%, 3/15/2044	790,000	769,539
5.40%, 3/15/2054	2,155,000	2,057,098
5.50%, 3/15/2064	110,000	104,820
5.55%, 3/15/2056	40,000	39,114
5.60%, 3/15/2055	65,000	63,835
5.65%, 3/15/2066	105,000	102,209
Astrazeneca Finance LLC:
1.75%, 5/28/2028	755,000	718,398
2.25%, 5/28/2031	20,000	17,999
4.00%, 3/2/2031	165,000	162,154
4.30%, 3/2/2033	200,000	195,976
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 3/2/2036	$145,000	$142,086
4.85%, 2/26/2029	165,000	167,713
4.88%, 3/3/2028	250,000	254,040
5.00%, 2/26/2034	1,085,000	1,101,177
AstraZeneca PLC:
4.00%, 1/17/2029	35,000	34,882
4.00%, 9/18/2042	25,000	20,982
4.38%, 8/17/2048	40,000	34,043
6.45%, 9/15/2037	1,025,000	1,145,355
Becton Dickinson & Co.:
1.96%, 2/11/2031	765,000	674,363
3.70%, 6/6/2027	163,000	161,654
4.69%, 2/13/2028	265,000	266,261
4.87%, 2/8/2029	250,000	252,640
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	50,000	47,743
1.45%, 11/13/2030 (a)	30,000	26,392
2.35%, 11/13/2040	520,000	362,840
2.55%, 11/13/2050	30,000	17,528
2.95%, 3/15/2032	95,000	87,010
3.25%, 8/1/2042	50,000	37,641
3.40%, 7/26/2029	905,000	880,827
3.55%, 3/15/2042	550,000	434,329
3.70%, 3/15/2052	500,000	360,645
4.13%, 6/15/2039	535,000	476,032
4.25%, 10/26/2049	1,150,000	923,116
4.35%, 11/15/2047	225,000	185,355
4.55%, 2/20/2048	100,000	84,540
4.90%, 2/22/2029	115,000	117,441
5.10%, 2/22/2031	1,500,000	1,541,985
5.20%, 2/22/2034	95,000	97,325
5.50%, 2/22/2044	35,000	34,395
5.55%, 2/22/2054	120,000	115,528
5.90%, 11/15/2033	135,000	144,801
Cardinal Health, Inc.:
3.41%, 6/15/2027	300,000	296,505
4.50%, 9/15/2030	600,000	596,874
4.90%, 9/15/2045	25,000	21,985
5.13%, 2/15/2029	250,000	254,300
5.15%, 9/15/2035	70,000	69,409
5.35%, 11/15/2034	350,000	353,206
Cencora, Inc.:
2.70%, 3/15/2031	200,000	182,380
2.80%, 5/15/2030	100,000	93,226
3.45%, 12/15/2027	50,000	49,255
4.25%, 11/15/2030	100,000	98,169
4.63%, 12/15/2027	540,000	542,079
4.85%, 12/15/2029	65,000	65,844
4.90%, 2/13/2036	200,000	195,840
5.13%, 2/15/2034	145,000	146,138
5.15%, 2/15/2035	105,000	105,705
5.65%, 2/13/2056	40,000	39,020
CVS Health Corp.:
1.30%, 8/21/2027	300,000	287,382
1.88%, 2/28/2031	250,000	218,383
Security Description	Principal Amount	Value
3.75%, 4/1/2030	$250,000	$241,683
4.13%, 4/1/2040	350,000	292,005
4.30%, 3/25/2028	1,179,000	1,175,039
4.88%, 7/20/2035	45,000	43,284
5.00%, 1/30/2029	820,000	830,152
5.00%, 9/15/2032	60,000	60,016
5.05%, 3/25/2048	3,300,000	2,830,608
5.13%, 2/21/2030	100,000	101,427
5.13%, 7/20/2045	185,000	162,748
5.25%, 2/21/2033	100,000	101,098
5.30%, 6/1/2033	80,000	80,666
5.40%, 6/1/2029	750,000	767,932
5.45%, 9/15/2035	100,000	100,337
5.55%, 6/1/2031	1,000,000	1,030,770
5.70%, 6/1/2034	250,000	256,792
5.88%, 6/1/2053	860,000	814,110
6.00%, 6/1/2044	250,000	245,442
6.05%, 6/1/2054	250,000	242,495
6.20%, 9/15/2055	625,000	618,231
Eli Lilly & Co.:
2.25%, 5/15/2050 (a)	100,000	56,307
2.50%, 9/15/2060	250,000	132,693
4.00%, 10/15/2028	635,000	633,825
4.15%, 8/14/2027	140,000	140,200
4.20%, 8/14/2029	90,000	90,025
4.25%, 3/15/2031 (a)	250,000	248,852
4.50%, 2/9/2029	165,000	166,629
4.55%, 2/12/2028	170,000	171,396
4.55%, 10/15/2032	180,000	180,047
4.60%, 8/14/2034	145,000	143,543
4.70%, 2/27/2033	225,000	226,764
4.70%, 2/9/2034	250,000	249,507
4.75%, 2/12/2030 (a)	145,000	147,604
4.88%, 2/27/2053	140,000	124,933
4.90%, 10/15/2035	140,000	140,024
5.00%, 2/9/2054	1,090,000	992,271
5.05%, 8/14/2054	100,000	91,588
5.10%, 2/12/2035	250,000	255,130
5.10%, 2/9/2064	300,000	269,514
5.20%, 8/14/2064	90,000	82,062
5.50%, 2/12/2055	755,000	738,798
5.55%, 10/15/2055	155,000	152,723
5.65%, 10/15/2065	545,000	535,506
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029 (a)	835,000	813,273
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	100,000	99,467
4.20%, 3/18/2043 (a)	25,000	21,627
4.88%, 4/15/2035 (a)	850,000	846,345
6.38%, 5/15/2038	50,000	55,326
Johnson & Johnson:
0.95%, 9/1/2027	815,000	783,590
1.30%, 9/1/2030 (a)	1,070,000	950,492
2.10%, 9/1/2040	565,000	394,466
2.25%, 9/1/2050 (a)	100,000	57,873
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.45%, 9/1/2060	$65,000	$34,826
2.90%, 1/15/2028	250,000	245,890
3.40%, 1/15/2038	100,000	86,724
3.55%, 3/1/2036	150,000	136,790
3.63%, 3/3/2037	200,000	179,570
3.75%, 3/3/2047	100,000	78,895
4.50%, 12/5/2043 (a)	50,000	46,088
4.55%, 3/1/2028	135,000	136,543
4.70%, 3/1/2030	125,000	127,753
4.80%, 6/1/2029	165,000	169,163
4.85%, 3/1/2032	200,000	205,742
4.95%, 6/1/2034 (a)	105,000	108,659
5.00%, 3/1/2035 (a)	700,000	720,727
5.25%, 6/1/2054 (a)	460,000	454,604
McKesson Corp.:
4.25%, 9/15/2029	100,000	99,610
4.65%, 5/30/2030	250,000	251,512
4.95%, 5/30/2032	500,000	507,470
5.25%, 5/30/2035	250,000	254,642
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	21,610
Merck & Co., Inc.:
1.45%, 6/24/2030	55,000	49,009
1.70%, 6/10/2027	850,000	828,112
1.90%, 12/10/2028	100,000	94,640
2.15%, 12/10/2031	195,000	172,517
2.35%, 6/24/2040	570,000	404,284
2.75%, 12/10/2051	150,000	91,238
3.40%, 3/7/2029	100,000	97,951
3.60%, 9/15/2042	25,000	19,842
3.70%, 2/10/2045	50,000	38,895
3.85%, 9/15/2027	250,000	249,642
3.85%, 3/15/2029	180,000	178,673
3.90%, 3/7/2039	100,000	87,715
4.00%, 3/7/2049	65,000	50,842
4.05%, 5/17/2028	100,000	100,041
4.15%, 9/15/2030	145,000	144,118
4.15%, 3/15/2031	250,000	247,197
4.30%, 5/17/2030	200,000	199,754
4.45%, 12/4/2032	250,000	248,252
4.50%, 5/17/2033 (a)	1,120,000	1,116,125
4.75%, 12/4/2035	645,000	633,029
4.95%, 9/15/2035	655,000	656,205
5.00%, 5/17/2053	750,000	675,765
5.50%, 3/15/2046	625,000	612,837
5.55%, 12/4/2055	125,000	121,319
5.70%, 9/15/2055	250,000	248,205
5.70%, 12/4/2065	250,000	243,110
Novartis Capital Corp.:
2.20%, 8/14/2030	100,000	91,593
2.75%, 8/14/2050	815,000	512,260
3.10%, 5/17/2027 (a)	30,000	29,713
3.80%, 9/18/2029	595,000	587,081
3.90%, 11/5/2028	95,000	94,510
4.00%, 9/18/2031	125,000	123,201
Security Description	Principal Amount	Value
4.00%, 11/20/2045	$50,000	$41,063
4.10%, 3/16/2029	125,000	124,875
4.10%, 11/5/2030	250,000	247,127
4.20%, 9/18/2034	125,000	120,890
4.40%, 3/18/2031	1,125,000	1,124,887
4.60%, 3/18/2033	110,000	109,541
4.60%, 11/5/2035	250,000	244,977
4.70%, 9/18/2054	95,000	82,966
4.90%, 3/18/2036	200,000	199,506
5.20%, 11/5/2045	250,000	239,150
5.30%, 11/5/2055	250,000	239,123
5.60%, 3/18/2046	1,145,000	1,146,878
5.70%, 3/18/2056	235,000	236,499
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	1,000,000	1,005,670
4.65%, 5/19/2030	750,000	755,250
4.75%, 5/19/2033	2,500,000	2,490,650
5.11%, 5/19/2043	1,000,000	943,730
5.30%, 5/19/2053	660,000	612,962
5.34%, 5/19/2063	1,250,000	1,134,400
Pfizer, Inc.:
1.70%, 5/28/2030	150,000	134,876
1.75%, 8/18/2031	65,000	56,741
2.55%, 5/28/2040	900,000	652,221
2.70%, 5/28/2050 (a)	250,000	153,240
3.45%, 3/15/2029	100,000	98,261
3.60%, 9/15/2028 (a)	100,000	99,041
3.88%, 11/15/2027	200,000	199,624
3.90%, 3/15/2039	25,000	21,744
4.00%, 12/15/2036	150,000	138,095
4.00%, 3/15/2049	100,000	77,936
4.10%, 9/15/2038	200,000	180,528
4.20%, 11/15/2030	135,000	133,917
4.20%, 9/15/2048	35,000	28,264
4.50%, 11/15/2032	150,000	148,686
4.88%, 11/15/2035	250,000	247,747
5.60%, 11/15/2055 (a)	150,000	146,981
5.70%, 11/15/2065	150,000	144,803
7.20%, 3/15/2039	75,000	87,650
Sanofi SA:
3.63%, 6/19/2028	100,000	98,921
3.75%, 11/3/2027	250,000	249,065
3.80%, 11/3/2028	200,000	198,400
4.20%, 11/3/2032	250,000	245,482
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	250,000	227,175
3.03%, 7/9/2040	200,000	150,592
3.18%, 7/9/2050	500,000	328,105
5.00%, 11/26/2028	500,000	506,495
5.30%, 7/5/2034	250,000	252,897
Takeda U.S. Financing, Inc.:
5.20%, 7/7/2035	200,000	199,886
5.90%, 7/7/2055	1,000,000	995,040
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	$250,000	$200,865
Viatris, Inc.:
2.70%, 6/22/2030	150,000	135,887
3.85%, 6/22/2040	500,000	379,570
4.00%, 6/22/2050	900,000	589,275
Wyeth LLC 6.00%, 2/15/2036	25,000	26,704
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	49,145
3.00%, 5/15/2050	105,000	67,688
3.90%, 8/20/2028	50,000	49,537
4.15%, 8/17/2028	105,000	104,662
4.45%, 8/20/2048	25,000	20,960
4.70%, 2/1/2043	25,000	22,286
5.00%, 8/17/2035	140,000	138,838
5.60%, 11/16/2032	500,000	523,440
		77,319,802
PIPELINES — 0.9%
Boardwalk Pipelines LP:
3.40%, 2/15/2031	45,000	41,999
4.80%, 5/3/2029	40,000	40,187
5.38%, 2/15/2036	165,000	162,376
5.63%, 8/1/2034	250,000	256,412
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	635,055
3.70%, 11/15/2029	90,000	87,489
Cheniere Energy Partners LP:
4.50%, 10/1/2029	500,000	496,990
5.55%, 10/30/2035	85,000	86,370
5.75%, 8/15/2034	750,000	773,242
5.95%, 6/30/2033	250,000	262,215
Cheniere Energy, Inc.:
4.63%, 10/15/2028	500,000	498,350
5.20%, 7/30/2036 (a) (b)	160,000	158,234
5.65%, 4/15/2034	115,000	118,490
6.00%, 7/30/2056 (b)	165,000	164,274
DCP Midstream Operating LP 3.25%, 2/15/2032	300,000	273,069
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	750,000	705,367
Enbridge Energy Partners LP 7.38%, 10/15/2045	500,000	571,370
Enbridge, Inc.:
2.50%, 8/1/2033	200,000	170,016
3.40%, 8/1/2051	145,000	97,159
3.70%, 7/15/2027	50,000	49,563
4.00%, 11/15/2049	100,000	75,293
4.85%, 3/27/2031	250,000	250,955
5.20%, 11/20/2035	210,000	209,040
5.25%, 4/5/2027	350,000	352,863
5.45%, 3/27/2036	250,000	252,372
5.55%, 6/20/2035	165,000	168,618
Security Description	Principal Amount	Value
5.63%, 4/5/2034	$155,000	$159,988
5.70%, 3/8/2033	610,000	632,259
5.95%, 4/5/2054	160,000	158,979
6.00%, 11/15/2028	150,000	155,721
6.20%, 11/15/2030	500,000	530,245
6.70%, 11/15/2053	500,000	543,445
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (a) (c)	500,000	526,005
Energy Transfer LP:
4.00%, 10/1/2027	50,000	49,670
4.15%, 9/15/2029	100,000	98,776
4.20%, 4/15/2027	50,000	49,899
4.55%, 1/15/2031	180,000	178,362
4.95%, 5/15/2028	30,000	30,263
5.00%, 5/15/2050	250,000	207,307
5.15%, 2/1/2043	25,000	22,115
5.15%, 3/15/2045	225,000	196,229
5.20%, 4/1/2030	80,000	81,810
5.25%, 4/15/2029	275,000	280,195
5.30%, 4/1/2044	25,000	22,403
5.35%, 1/15/2036	125,000	124,200
5.35%, 5/15/2045	25,000	22,327
5.40%, 10/1/2047	150,000	133,328
5.55%, 2/15/2028	550,000	560,395
5.55%, 5/15/2034	175,000	178,036
5.60%, 9/1/2034	250,000	255,050
5.70%, 4/1/2035	1,125,000	1,155,116
5.75%, 2/15/2033	500,000	519,985
5.95%, 5/15/2054	750,000	703,965
6.10%, 12/1/2028	250,000	259,880
6.20%, 4/1/2055	1,085,000	1,053,340
6.25%, 4/15/2049	1,275,000	1,250,341
6.30%, 1/15/2056	105,000	103,571
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	96,356
3.20%, 2/15/2052	200,000	130,770
3.30%, 2/15/2053	250,000	165,347
3.70%, 1/31/2051	1,250,000	903,487
4.15%, 10/16/2028	25,000	24,947
4.20%, 1/31/2050	65,000	51,602
4.30%, 6/20/2028	1,000,000	1,001,200
4.60%, 1/15/2031	250,000	250,515
4.80%, 2/1/2049	525,000	456,587
4.85%, 3/15/2044	50,000	45,128
4.90%, 5/15/2046	50,000	44,638
4.95%, 2/15/2035	640,000	639,232
5.10%, 2/15/2045	200,000	184,936
5.20%, 1/15/2036	440,000	442,354
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	150,000	148,665
5.35%, 1/31/2033	500,000	516,065
5.55%, 2/16/2055 (a)	625,000	601,019
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Kinder Morgan Energy Partners LP 5.40%, 9/1/2044	$25,000	$23,191
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	97,389
3.25%, 8/1/2050	650,000	421,941
3.60%, 2/15/2051	600,000	413,580
5.00%, 2/1/2029	1,200,000	1,218,636
5.05%, 2/15/2046	50,000	44,600
5.10%, 8/1/2029	115,000	117,255
5.15%, 6/1/2030	590,000	603,481
5.20%, 6/1/2033	675,000	686,637
5.30%, 12/1/2034	200,000	201,774
5.40%, 2/1/2034	500,000	511,605
5.55%, 6/1/2045	150,000	143,043
5.85%, 6/1/2035 (a)	540,000	565,920
5.95%, 8/1/2054	180,000	178,522
MPLX LP:
2.65%, 8/15/2030	500,000	460,680
4.00%, 3/15/2028	535,000	530,790
4.50%, 4/15/2038	180,000	161,966
4.70%, 4/15/2048	100,000	81,437
4.80%, 2/15/2029	105,000	105,894
4.80%, 2/15/2031	250,000	250,610
4.90%, 4/15/2058	25,000	20,210
4.95%, 3/14/2052	1,000,000	830,220
5.00%, 3/1/2033	145,000	144,120
5.20%, 3/1/2047	100,000	88,370
5.20%, 12/1/2047	100,000	87,810
5.40%, 9/15/2035	1,165,000	1,159,979
5.50%, 6/1/2034	610,000	617,070
6.10%, 4/1/2056	250,000	242,800
6.20%, 9/15/2055	90,000	88,739
ONEOK, Inc.:
3.10%, 3/15/2030	525,000	495,112
3.40%, 9/1/2029	100,000	96,163
4.00%, 7/13/2027	30,000	29,828
4.20%, 10/3/2047	50,000	37,799
4.25%, 9/24/2027	1,200,000	1,197,036
4.40%, 10/15/2029	100,000	99,428
4.45%, 9/1/2049	40,000	31,675
4.55%, 7/15/2028	50,000	50,055
4.75%, 10/15/2031	100,000	99,003
4.85%, 2/1/2049	275,000	225,929
4.95%, 10/15/2032	250,000	248,012
4.95%, 7/13/2047	150,000	127,341
5.05%, 11/1/2034	700,000	682,248
5.20%, 7/15/2048	25,000	21,951
5.40%, 10/15/2035	250,000	248,430
5.65%, 9/1/2034	100,000	101,742
5.70%, 11/1/2054 (a)	200,000	182,440
5.85%, 11/1/2064	200,000	182,696
6.05%, 9/1/2033	145,000	151,959
6.25%, 10/15/2055	750,000	735,315
6.63%, 9/1/2053	500,000	513,500
Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	$1,000,000	$967,390
4.70%, 1/15/2031 (a)	200,000	199,634
4.70%, 6/15/2044	25,000	21,204
5.60%, 1/15/2036	200,000	200,636
5.70%, 9/15/2034	250,000	255,507
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	99,586
4.50%, 5/15/2030	250,000	248,367
South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034	750,000	745,117
Targa Resources Corp.:
4.35%, 1/15/2029	500,000	497,815
4.90%, 9/15/2030	90,000	90,797
5.20%, 7/1/2027	85,000	85,703
5.50%, 2/15/2035	155,000	156,451
5.55%, 8/15/2035	250,000	252,170
5.65%, 2/15/2036	145,000	147,014
6.05%, 5/15/2056	95,000	91,934
6.13%, 5/15/2055 (a)	210,000	205,426
6.15%, 3/1/2029	200,000	208,484
6.50%, 3/30/2034	500,000	540,605
6.50%, 2/15/2053	500,000	512,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	474,130
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	700,000	686,588
4.25%, 5/15/2028	500,000	497,780
4.63%, 3/1/2034	250,000	241,797
5.10%, 3/15/2049	500,000	460,405
7.63%, 1/15/2039	25,000	29,309
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	713,167
5.10%, 3/15/2036 (b)	115,000	114,115
5.75%, 3/15/2056 (b)	125,000	122,090
Valero Energy Partners LP 4.50%, 3/15/2028	50,000	50,049
Western Midstream Operating LP:
4.80%, 3/1/2031	250,000	247,570
5.25%, 2/1/2050	500,000	421,660
6.15%, 4/1/2033	605,000	631,844
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	678,817
3.50%, 11/15/2030	100,000	95,043
3.75%, 6/15/2027	200,000	198,494
4.63%, 6/30/2030	115,000	114,905
5.10%, 9/15/2045	125,000	113,021
5.15%, 3/15/2036	95,000	93,614
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.60%, 3/15/2035	$1,160,000	$1,186,344
5.65%, 3/15/2033	600,000	620,682
5.75%, 6/24/2044	25,000	24,360
5.95%, 3/15/2056	1,115,000	1,097,773
6.00%, 3/15/2055	590,000	584,696
		53,584,295
REAL ESTATE — 0.0% *
CBRE Services, Inc.:
4.80%, 6/15/2030	500,000	500,910
4.90%, 1/15/2033	145,000	143,215
5.50%, 4/1/2029 (a)	115,000	117,744
5.50%, 6/15/2035	145,000	146,303
5.95%, 8/15/2034	155,000	161,366
		1,069,538
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Agree LP:
2.00%, 6/15/2028	65,000	61,532
4.80%, 10/1/2032	250,000	247,232
5.60%, 6/15/2035	500,000	513,150
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	1,000,000	809,910
2.00%, 5/18/2032	125,000	104,635
3.38%, 8/15/2031	60,000	55,331
4.70%, 7/1/2030	35,000	34,810
5.15%, 4/15/2053	500,000	433,390
5.25%, 3/15/2036	90,000	87,777
5.25%, 5/15/2036	115,000	111,904
American Homes 4 Rent LP:
4.95%, 6/15/2030	125,000	125,400
5.25%, 3/15/2035	120,000	118,172
5.50%, 2/1/2034	300,000	302,745
American Tower Corp.:
2.30%, 9/15/2031	145,000	127,654
3.10%, 6/15/2050	100,000	63,976
4.70%, 12/15/2032	455,000	446,860
4.90%, 3/15/2030	250,000	252,137
5.20%, 2/15/2029	500,000	508,385
5.35%, 3/15/2035	455,000	458,126
5.40%, 1/31/2035	500,000	503,825
5.45%, 2/15/2034	100,000	101,719
5.50%, 3/15/2028	750,000	763,597
5.80%, 11/15/2028	250,000	257,692
5.90%, 11/15/2033	250,000	261,697
Americold Realty Operating Partnership LP 5.60%, 5/15/2032	65,000	64,162
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	140,000	121,583
Series MTN, 2.45%, 1/15/2031	70,000	63,627
Series MTN, 3.20%, 1/15/2028	40,000	39,256
Security Description	Principal Amount	Value
Series MTN, 3.30%, 6/1/2029	$65,000	$62,948
Series MTN, 3.90%, 10/15/2046	50,000	38,709
5.00%, 2/15/2033	500,000	504,685
5.00%, 8/1/2035	250,000	248,252
5.30%, 12/7/2033	250,000	256,490
Boston Properties LP:
2.45%, 10/1/2033	50,000	40,378
2.55%, 4/1/2032	200,000	171,872
2.90%, 3/15/2030	35,000	32,456
3.40%, 6/21/2029	100,000	95,859
5.75%, 1/15/2035 (a)	200,000	198,920
6.50%, 1/15/2034	500,000	523,850
6.75%, 12/1/2027	100,000	103,387
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	50,000	47,984
2.50%, 8/16/2031	50,000	44,459
4.05%, 7/1/2030	25,000	24,318
4.13%, 5/15/2029	100,000	98,678
4.85%, 2/15/2033	125,000	122,749
5.20%, 4/1/2032 (a)	85,000	85,588
5.50%, 2/15/2034	175,000	177,688
Broadstone Net Lease LLC 5.00%, 11/1/2032	105,000	103,401
Camden Property Trust:
3.15%, 7/1/2029	65,000	62,322
4.10%, 10/15/2028	20,000	19,898
4.90%, 2/28/2036	250,000	242,505
COPT Defense Properties LP:
2.75%, 4/15/2031	40,000	36,146
4.50%, 10/15/2030	125,000	123,302
Cousins Properties LP:
4.88%, 3/1/2033	625,000	601,000
5.25%, 7/15/2030	250,000	253,272
5.38%, 2/15/2032	65,000	65,410
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	435,770
2.50%, 7/15/2031	500,000	440,700
2.90%, 4/1/2041	1,250,000	884,075
3.65%, 9/1/2027	150,000	148,213
4.75%, 5/15/2047	100,000	83,119
4.90%, 9/1/2029	85,000	85,422
5.00%, 1/11/2028	785,000	790,887
5.20%, 9/1/2034	200,000	197,804
5.80%, 3/1/2034	110,000	112,608
CubeSmart LP:
3.00%, 2/15/2030	100,000	94,204
4.38%, 2/15/2029	30,000	29,808
5.13%, 11/1/2035	300,000	295,461
Digital Realty Trust LP:
3.70%, 8/15/2027	150,000	148,432
4.45%, 7/15/2028	500,000	498,840
5.55%, 1/15/2028	140,000	142,507
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
DOC Dr. LLC:
2.63%, 11/1/2031	$25,000	$22,174
3.95%, 1/15/2028	100,000	98,963
EPR Properties 4.75%, 11/15/2030	500,000	488,060
Equinix Europe 2 Financing Corp. LLC:
4.60%, 11/15/2030	250,000	247,625
4.70%, 3/15/2033	115,000	111,764
5.50%, 6/15/2034	1,195,000	1,213,260
Equinix, Inc.:
1.55%, 3/15/2028	75,000	71,048
2.00%, 5/15/2028	70,000	66,643
2.50%, 5/15/2031	100,000	89,312
2.95%, 9/15/2051	150,000	91,377
3.20%, 11/18/2029	45,000	42,860
3.40%, 2/15/2052	50,000	33,029
3.90%, 4/15/2032	100,000	94,544
ERP Operating LP:
1.85%, 8/1/2031	200,000	175,074
3.00%, 7/1/2029	25,000	23,928
3.50%, 3/1/2028	100,000	98,521
4.00%, 8/1/2047	50,000	39,199
4.15%, 12/1/2028	100,000	99,564
4.65%, 9/15/2034	110,000	107,270
4.95%, 6/15/2032	615,000	619,311
Essential Properties LP 5.40%, 12/1/2035	105,000	103,355
Essex Portfolio LP:
1.70%, 3/1/2028	165,000	156,565
2.55%, 6/15/2031	30,000	26,854
3.00%, 1/15/2030	25,000	23,546
3.63%, 5/1/2027	50,000	49,565
4.00%, 3/1/2029	65,000	63,972
4.50%, 3/15/2048	50,000	40,877
4.88%, 2/15/2036	250,000	240,095
5.38%, 4/1/2035	105,000	105,874
5.50%, 4/1/2034	200,000	202,356
Extra Space Storage LP:
2.35%, 3/15/2032	70,000	60,051
2.40%, 10/15/2031	70,000	61,266
3.90%, 4/1/2029	520,000	509,798
4.00%, 6/15/2029	100,000	98,388
4.95%, 1/15/2033	820,000	808,405
Federal Realty OP LP:
3.20%, 6/15/2029	75,000	72,200
3.25%, 7/15/2027	50,000	49,262
5.38%, 5/1/2028	250,000	254,095
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	89,297
4.00%, 1/15/2030	65,000	62,422
4.00%, 1/15/2031	50,000	47,286
5.25%, 2/15/2033	100,000	97,855
5.63%, 9/15/2034	200,000	196,514
Security Description	Principal Amount	Value
5.63%, 3/1/2036	$125,000	$121,567
5.75%, 6/1/2028	20,000	20,307
5.75%, 11/1/2037	100,000	96,704
6.75%, 12/1/2033	490,000	516,979
Healthcare Realty Holdings LP 2.00%, 3/15/2031	55,000	47,739
Healthpeak OP LLC:
2.13%, 12/1/2028	125,000	117,779
2.88%, 1/15/2031	125,000	114,740
5.25%, 12/15/2032	300,000	301,923
5.38%, 2/15/2035	360,000	361,166
Highwoods Realty LP:
3.05%, 2/15/2030	25,000	23,060
5.35%, 1/15/2033	55,000	53,746
7.65%, 2/1/2034	200,000	221,188
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	150,000	142,485
5.50%, 4/15/2035	250,000	247,952
5.70%, 6/15/2032	500,000	512,595
5.70%, 7/1/2034	1,000,000	1,010,990
Invitation Homes Operating Partnership LP:
4.95%, 1/15/2033	550,000	536,998
5.45%, 8/15/2030	500,000	507,185
Kilroy Realty LP:
3.05%, 2/15/2030 (a)	50,000	45,636
4.75%, 12/15/2028	25,000	24,812
5.88%, 10/15/2035	250,000	241,250
6.25%, 1/15/2036	60,000	59,315
Kimco Realty OP LLC:
2.25%, 12/1/2031	180,000	158,503
2.70%, 10/1/2030	500,000	464,725
3.70%, 10/1/2049	100,000	71,802
3.80%, 4/1/2027	25,000	24,890
4.60%, 2/1/2033	250,000	246,107
4.85%, 3/1/2035	45,000	44,137
5.30%, 2/1/2036 (a)	250,000	251,795
Kite Realty Group LP:
5.20%, 8/15/2032	105,000	105,448
5.50%, 3/1/2034	75,000	75,683
Lineage OP LP 5.25%, 7/15/2030	500,000	499,140
Mid-America Apartments LP:
3.60%, 6/1/2027	50,000	49,638
3.95%, 3/15/2029	100,000	98,877
4.65%, 1/15/2033	310,000	304,829
5.30%, 2/15/2032	300,000	308,577
National Health Investors, Inc. 5.35%, 2/1/2033	105,000	103,074
NNN REIT, Inc.:
3.00%, 4/15/2052	250,000	153,495
3.10%, 4/15/2050	100,000	63,706
3.50%, 4/15/2051	45,000	31,162
4.30%, 10/15/2028	35,000	34,883
4.60%, 2/15/2031	250,000	248,410
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 6/15/2034	$100,000	$101,526
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	200,000	175,860
3.63%, 10/1/2029	50,000	48,031
5.20%, 7/1/2030	350,000	351,697
Phillips Edison Grocery Center Operating Partnership I LP:
4.75%, 3/15/2033	85,000	82,832
4.95%, 1/15/2035	200,000	193,518
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	100,000	89,910
5.63%, 1/15/2033	140,000	136,091
6.88%, 7/15/2029 (a)	105,000	109,921
Prologis LP:
1.25%, 10/15/2030	30,000	26,048
1.63%, 3/15/2031	250,000	218,387
1.75%, 2/1/2031	70,000	61,491
2.13%, 4/15/2027	50,000	48,976
2.25%, 4/15/2030	65,000	59,866
2.25%, 1/15/2032	100,000	87,813
3.00%, 4/15/2050	50,000	32,228
3.05%, 3/1/2050	10,000	6,516
4.00%, 9/15/2028	100,000	99,384
4.38%, 2/1/2029	65,000	65,059
4.75%, 1/15/2031	125,000	126,239
4.75%, 6/15/2033	200,000	198,282
4.88%, 6/15/2028	500,000	505,985
5.00%, 3/15/2034	1,000,000	1,001,150
5.25%, 5/15/2035	250,000	254,040
5.25%, 6/15/2053	350,000	326,158
Public Storage Operating Co.:
1.85%, 5/1/2028	250,000	238,287
2.25%, 11/9/2031 (a)	65,000	57,593
4.38%, 7/1/2030	200,000	199,730
5.00%, 7/1/2035 (a)	200,000	200,318
5.10%, 8/1/2033	400,000	408,628
Realty Income Corp.:
1.80%, 3/15/2033	300,000	247,227
2.10%, 3/15/2028	50,000	47,932
2.70%, 2/15/2032	60,000	53,447
2.85%, 12/15/2032	250,000	221,627
3.10%, 12/15/2029	150,000	142,945
3.40%, 1/15/2030	600,000	575,526
3.65%, 1/15/2028	100,000	98,869
3.95%, 8/15/2027	40,000	39,792
3.95%, 2/1/2029	165,000	163,135
4.50%, 2/1/2033	160,000	156,101
4.70%, 12/15/2028	140,000	140,993
4.75%, 2/15/2029	250,000	252,275
4.75%, 4/15/2033 (d)	170,000	167,535
5.38%, 9/1/2054 (a)	290,000	274,526
Regency Centers LP:
4.13%, 3/15/2028	50,000	49,859
Security Description	Principal Amount	Value
4.40%, 2/1/2047	$150,000	$124,245
4.50%, 3/15/2033	30,000	29,250
5.10%, 1/15/2035	375,000	373,477
Sabra Health Care LP 3.20%, 12/1/2031	150,000	135,432
Simon Property Group LP:
1.75%, 2/1/2028	250,000	239,245
2.20%, 2/1/2031	250,000	224,140
2.45%, 9/13/2029	500,000	468,630
2.65%, 7/15/2030	350,000	325,269
2.65%, 2/1/2032 (a)	500,000	445,630
4.25%, 11/30/2046	50,000	40,472
4.30%, 1/15/2031	200,000	197,286
4.38%, 10/1/2030	850,000	845,104
4.75%, 9/26/2034 (a)	40,000	39,155
5.13%, 10/1/2035	65,000	65,085
5.50%, 3/8/2033	200,000	207,282
6.65%, 1/15/2054	250,000	273,072
Store Capital LLC:
2.70%, 12/1/2031	100,000	87,045
4.50%, 3/15/2028	50,000	49,735
4.95%, 2/11/2031 (b)	70,000	69,430
5.40%, 4/30/2030	140,000	140,815
Sun Communities Operating LP:
2.30%, 11/1/2028	65,000	61,516
2.70%, 7/15/2031	40,000	35,804
4.20%, 4/15/2032	50,000	47,619
Tanger Properties LP 3.88%, 7/15/2027	50,000	49,589
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	250,000	204,730
Series GMTN, 3.50%, 1/15/2028	150,000	147,618
Series MTN, 3.50%, 7/1/2027	50,000	49,484
Ventas Realty LP:
3.00%, 1/15/2030	50,000	47,135
3.85%, 4/1/2027	100,000	99,384
4.00%, 3/1/2028	100,000	99,008
4.38%, 2/1/2045 (a)	75,000	61,950
5.00%, 1/15/2035	1,190,000	1,168,580
5.10%, 7/15/2032	180,000	180,950
5.63%, 7/1/2034	205,000	210,109
VICI Properties LP:
5.13%, 11/15/2031	215,000	213,362
5.13%, 5/15/2032	750,000	739,725
5.63%, 4/1/2035	500,000	497,315
Welltower OP LLC:
2.05%, 1/15/2029	560,000	526,826
2.80%, 6/1/2031	200,000	183,148
3.10%, 1/15/2030	55,000	52,333
4.13%, 3/15/2029	100,000	99,454
4.50%, 7/1/2030	430,000	429,794
5.13%, 7/1/2035	250,000	250,465
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Weyerhaeuser Co.:
3.38%, 3/9/2033	$60,000	$54,095
4.00%, 11/15/2029	200,000	195,956
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	41,448
3.85%, 7/15/2029	100,000	97,633
4.65%, 7/15/2030	350,000	347,760
		50,449,023
RETAIL — 0.6%
AutoNation, Inc.:
3.85%, 3/1/2032	200,000	185,858
4.75%, 6/1/2030	50,000	49,673
5.89%, 3/15/2035	645,000	658,242
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	34,738
3.75%, 6/1/2027	100,000	99,283
4.00%, 4/15/2030	500,000	488,350
4.50%, 2/1/2028	105,000	105,259
4.75%, 2/1/2033	95,000	93,686
5.13%, 6/15/2030	65,000	66,138
5.20%, 8/1/2033	250,000	252,452
5.40%, 7/15/2034 (a)	180,000	182,765
6.55%, 11/1/2033	140,000	152,445
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	50,029
Costco Wholesale Corp.:
1.38%, 6/20/2027	850,000	824,355
1.60%, 4/20/2030	65,000	58,780
1.75%, 4/20/2032 (a)	530,000	457,724
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	14,897
4.55%, 10/15/2029	70,000	69,828
4.55%, 2/15/2048	15,000	11,988
6.30%, 10/10/2033 (a)	115,000	122,970
Dollar General Corp.:
4.13%, 5/1/2028	70,000	69,548
5.00%, 11/1/2032	60,000	59,611
5.45%, 7/5/2033	750,000	758,797
5.50%, 11/1/2052 (a)	100,000	92,763
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	200,000	177,966
4.20%, 5/15/2028	45,000	44,703
Ferguson Enterprises, Inc. 4.35%, 3/15/2031	125,000	122,980
Genuine Parts Co. 4.95%, 8/15/2029	125,000	124,538
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	94,287
1.88%, 9/15/2031	40,000	35,007
2.38%, 3/15/2051	500,000	280,005
2.50%, 4/15/2027	350,000	344,484
2.70%, 4/15/2030	250,000	235,210
2.75%, 9/15/2051	100,000	60,193
2.80%, 9/14/2027	250,000	245,913
2.88%, 4/15/2027	100,000	98,786
Security Description	Principal Amount	Value
3.13%, 12/15/2049	$100,000	$66,254
3.25%, 4/15/2032	130,000	121,352
3.30%, 4/15/2040	1,500,000	1,198,425
3.35%, 4/15/2050	650,000	448,506
3.63%, 4/15/2052	500,000	356,685
3.75%, 9/15/2028	90,000	89,450
3.95%, 9/15/2030 (a)	85,000	83,929
4.25%, 4/1/2046	35,000	28,906
4.65%, 9/15/2035	210,000	204,790
4.75%, 6/25/2029	90,000	91,411
4.85%, 6/25/2031	1,095,000	1,119,046
4.88%, 6/25/2027	50,000	50,474
4.90%, 4/15/2029	500,000	509,595
4.95%, 6/25/2034	880,000	886,327
4.95%, 9/15/2052 (a)	250,000	222,510
5.30%, 6/25/2054 (a)	550,000	514,646
5.40%, 6/25/2064	105,000	98,497
5.95%, 4/1/2041	50,000	52,630
Lowe's Cos., Inc.:
1.30%, 4/15/2028	520,000	490,043
1.70%, 9/15/2028	25,000	23,495
1.70%, 10/15/2030	520,000	458,640
2.63%, 4/1/2031	100,000	90,872
2.80%, 9/15/2041	1,000,000	703,940
3.00%, 10/15/2050	265,000	163,436
3.10%, 5/3/2027	200,000	197,646
3.35%, 4/1/2027	90,000	89,152
3.50%, 4/1/2051	50,000	33,978
3.70%, 4/15/2046	50,000	36,860
3.75%, 4/1/2032	250,000	236,703
3.95%, 10/15/2027	120,000	119,628
4.00%, 10/15/2028	595,000	589,901
4.05%, 5/3/2047	300,000	230,211
4.25%, 3/15/2031	125,000	122,831
4.50%, 10/15/2032	225,000	221,207
4.85%, 10/15/2035 (a)	235,000	228,852
5.00%, 4/15/2033	210,000	211,308
5.15%, 7/1/2033	350,000	354,105
5.63%, 4/15/2053 (a)	1,000,000	944,320
5.80%, 9/15/2062	250,000	238,538
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	15,000	13,784
Series MTN, 2.63%, 9/1/2029	75,000	71,108
Series MTN, 3.60%, 7/1/2030	250,000	242,830
Series MTN, 3.63%, 9/1/2049	160,000	115,186
Series MTN, 3.80%, 4/1/2028	100,000	99,275
Series MTN, 4.20%, 4/1/2050	750,000	591,457
4.40%, 2/12/2031	250,000	249,317
Series MTN, 4.45%, 3/1/2047	125,000	104,085
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.45%, 9/1/2048	$20,000	$16,486
Series MTN, 4.70%, 12/9/2035 (a)	150,000	146,909
4.80%, 8/14/2028	500,000	506,145
Series MTN, 4.88%, 12/9/2045	850,000	756,831
4.95%, 8/14/2033 (a)	200,000	203,202
4.95%, 3/3/2035	250,000	248,653
5.00%, 2/13/2036	210,000	208,958
Series GMTN, 5.00%, 5/17/2029	125,000	127,816
5.45%, 8/14/2053 (a)	700,000	663,516
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	39,201
3.60%, 9/1/2027	50,000	49,490
4.35%, 6/1/2028	100,000	100,049
5.00%, 8/19/2034	600,000	594,162
5.10%, 3/12/2036	115,000	113,535
Starbucks Corp.:
2.25%, 3/12/2030	100,000	91,686
2.55%, 11/15/2030	100,000	91,403
3.00%, 2/14/2032 (a)	220,000	200,651
3.35%, 3/12/2050	25,000	16,837
3.50%, 11/15/2050 (a)	900,000	620,127
4.00%, 11/15/2028	50,000	49,600
4.45%, 8/15/2049	100,000	81,479
4.50%, 5/15/2028	500,000	500,940
4.50%, 11/15/2048	30,000	24,729
4.80%, 5/15/2030	115,000	116,428
4.80%, 2/15/2033	145,000	144,720
5.00%, 2/15/2034	200,000	200,716
Target Corp.:
3.38%, 4/15/2029	100,000	97,712
4.40%, 1/15/2033 (a)	65,000	64,613
4.50%, 9/15/2032 (a)	1,000,000	1,007,800
4.50%, 9/15/2034	265,000	257,991
4.80%, 1/15/2053 (a)	565,000	495,742
TJX Cos., Inc. 1.60%, 5/15/2031	250,000	218,425
Walmart, Inc.:
1.50%, 9/22/2028	500,000	471,840
1.80%, 9/22/2031 (a)	570,000	505,413
2.50%, 9/22/2041	750,000	536,932
2.65%, 9/22/2051 (a)	400,000	246,324
3.25%, 7/8/2029	80,000	78,167
3.90%, 4/15/2028	125,000	124,944
3.95%, 9/9/2027	1,000,000	1,000,480
4.10%, 4/28/2027	100,000	100,218
4.10%, 4/15/2033 (a)	135,000	133,227
4.35%, 4/28/2030	125,000	126,210
4.50%, 9/9/2052	250,000	216,085
4.50%, 4/15/2053 (a)	1,000,000	865,000
4.90%, 4/28/2035	590,000	597,812
		33,299,596
Security Description	Principal Amount	Value
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	$370,000	$372,298
Analog Devices, Inc.:
2.10%, 10/1/2031	500,000	441,015
4.25%, 6/15/2028	230,000	230,297
4.50%, 6/15/2030	300,000	300,729
5.05%, 4/1/2034	65,000	66,273
5.30%, 4/1/2054	100,000	94,802
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	26,993
4.00%, 1/15/2031	500,000	490,505
4.35%, 4/1/2047	100,000	84,610
4.60%, 1/15/2036	70,000	67,988
4.80%, 6/15/2029	635,000	646,201
5.10%, 10/1/2035 (a)	50,000	50,748
Broadcom, Inc.:
1.95%, 2/15/2028	80,000	76,816
2.45%, 2/15/2031	1,450,000	1,317,557
2.60%, 2/15/2033	200,000	174,712
3.14%, 11/15/2035 (b)	750,000	637,237
3.42%, 4/15/2033	315,000	288,127
3.47%, 4/15/2034	750,000	675,907
3.50%, 2/15/2041	1,315,000	1,050,856
3.75%, 2/15/2051	40,000	29,779
4.15%, 11/15/2030	100,000	98,471
4.30%, 1/15/2031 (a)	75,000	74,377
4.30%, 11/15/2032	55,000	53,554
4.35%, 2/15/2030	125,000	124,585
4.55%, 2/15/2032	145,000	143,738
4.60%, 7/15/2030	95,000	95,418
4.60%, 1/15/2033	165,000	162,578
4.75%, 4/15/2029	150,000	151,632
4.80%, 4/15/2028	250,000	252,852
4.80%, 10/15/2034	1,700,000	1,674,109
4.80%, 2/15/2036	750,000	730,575
4.90%, 7/15/2032	115,000	116,035
4.93%, 5/15/2037 (b)	500,000	484,640
4.95%, 1/15/2036	145,000	143,240
5.00%, 4/15/2030	200,000	203,654
5.05%, 7/12/2027	424,000	428,477
5.05%, 7/12/2029	590,000	602,231
5.05%, 4/15/2030	165,000	168,343
5.15%, 11/15/2031	75,000	76,981
5.20%, 4/15/2032	145,000	148,410
5.20%, 7/15/2035	650,000	654,758
5.70%, 1/15/2056	60,000	59,611
Intel Corp.:
1.60%, 8/12/2028	55,000	51,523
2.00%, 8/12/2031	100,000	86,589
2.45%, 11/15/2029	150,000	139,206
3.05%, 8/12/2051 (a)	350,000	211,935
3.10%, 2/15/2060 (a)	150,000	82,520
3.15%, 5/11/2027	200,000	197,154
3.25%, 11/15/2049	150,000	94,577
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 8/5/2027	$250,000	$247,890
4.10%, 5/19/2046	370,000	277,348
4.10%, 5/11/2047	50,000	37,228
4.75%, 3/25/2050	1,150,000	929,016
4.88%, 2/10/2028	150,000	151,014
4.90%, 8/5/2052	500,000	408,250
5.13%, 2/10/2030	1,000,000	1,012,960
5.20%, 2/10/2033 (a)	635,000	639,896
5.63%, 2/10/2043	1,100,000	1,040,655
5.70%, 2/10/2053	570,000	524,428
5.90%, 2/10/2063	500,000	463,880
KLA Corp.:
3.30%, 3/1/2050	50,000	34,038
4.10%, 3/15/2029	65,000	64,738
4.95%, 7/15/2052	750,000	670,770
Lam Research Corp.:
4.00%, 3/15/2029	280,000	278,368
4.88%, 3/15/2049	25,000	22,367
Marvell Technology, Inc.:
2.45%, 4/15/2028	65,000	62,516
2.95%, 4/15/2031	60,000	55,066
4.75%, 7/15/2030	175,000	175,583
5.75%, 2/15/2029	250,000	257,840
5.95%, 9/15/2033	125,000	131,686
Microchip Technology, Inc.:
4.90%, 3/15/2028	500,000	503,055
5.05%, 3/15/2029	90,000	91,250
5.05%, 2/15/2030	200,000	201,882
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	99,195
5.30%, 1/15/2031 (a)	1,070,000	1,119,509
6.05%, 11/1/2035 (a)	500,000	539,305
NVIDIA Corp.:
1.55%, 6/15/2028	100,000	95,010
2.00%, 6/15/2031	100,000	89,615
2.85%, 4/1/2030	500,000	474,485
3.50%, 4/1/2040	300,000	249,813
3.50%, 4/1/2050 (a)	150,000	110,491
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027	15,000	14,794
3.25%, 5/11/2041	350,000	257,530
3.40%, 5/1/2030 (a)	570,000	543,290
4.30%, 8/19/2028	20,000	19,913
4.30%, 6/18/2029	500,000	495,335
4.40%, 6/1/2027	75,000	74,987
4.85%, 8/19/2032	100,000	98,661
5.00%, 1/15/2033	100,000	99,539
5.25%, 8/19/2035	100,000	99,445
QUALCOMM, Inc.:
1.30%, 5/20/2028	250,000	235,952
2.15%, 5/20/2030	100,000	91,559
3.25%, 5/20/2027	1,050,000	1,040,203
3.25%, 5/20/2050	45,000	30,094
4.25%, 5/20/2032	90,000	88,509
Security Description	Principal Amount	Value
4.30%, 5/20/2047	$50,000	$40,560
4.80%, 5/20/2045	25,000	22,091
5.00%, 5/20/2035	155,000	154,743
5.40%, 5/20/2033 (a)	250,000	260,105
6.00%, 5/20/2053	500,000	508,705
Texas Instruments, Inc.:
1.75%, 5/4/2030	1,000,000	903,490
2.90%, 11/3/2027	70,000	68,888
3.88%, 3/15/2039	250,000	218,182
4.15%, 5/15/2048	150,000	121,515
4.50%, 5/23/2030	500,000	502,105
4.60%, 2/15/2028 (a)	115,000	115,963
4.85%, 2/8/2034	105,000	105,914
5.05%, 5/18/2063	500,000	439,100
5.10%, 5/23/2035	350,000	354,476
5.15%, 2/8/2054 (a)	350,000	324,901
TSMC Arizona Corp.:
2.50%, 10/25/2031	500,000	452,795
3.13%, 10/25/2041	750,000	604,050
3.88%, 4/22/2027	200,000	199,182
		34,280,946
SHIPBUILDING — 0.0% *
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	100,000	94,768
5.35%, 1/15/2030	100,000	101,940
		196,708
SOFTWARE — 0.8%
Adobe, Inc.:
2.30%, 2/1/2030	30,000	27,737
4.80%, 4/4/2029 (a)	100,000	101,629
4.85%, 4/4/2027 (a)	45,000	45,298
4.95%, 4/4/2034 (a)	450,000	450,684
5.30%, 1/17/2035	350,000	357,878
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	140,518
3.50%, 6/15/2027	50,000	49,442
5.30%, 6/15/2035	80,000	80,081
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	133,533
2.90%, 12/1/2029	50,000	46,776
Cadence Design Systems, Inc. 4.30%, 9/10/2029	1,000,000	996,840
Concentrix Corp. 6.50%, 3/1/2029 (a)	350,000	340,361
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028	35,000	33,135
3.10%, 3/1/2041 (a)	15,000	10,786
4.45%, 3/10/2028	130,000	129,620
4.55%, 3/10/2029	165,000	164,192
4.80%, 3/10/2031	1,125,000	1,115,786
5.10%, 7/15/2032	500,000	497,935
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Fiserv, Inc.:
2.25%, 6/1/2027	$50,000	$48,666
2.65%, 6/1/2030	50,000	45,555
3.50%, 7/1/2029	565,000	541,310
4.20%, 10/1/2028	65,000	64,274
4.40%, 7/1/2049 (a)	1,060,000	800,788
4.55%, 2/15/2031	210,000	205,561
4.75%, 3/15/2030	250,000	247,792
5.25%, 8/11/2035 (a)	175,000	170,133
5.45%, 3/2/2028	750,000	760,815
5.60%, 3/2/2033 (a)	500,000	505,350
Intuit, Inc.:
1.65%, 7/15/2030 (a)	15,000	13,366
5.13%, 9/15/2028	500,000	509,545
5.20%, 9/15/2033	150,000	152,540
5.50%, 9/15/2053 (a)	310,000	285,122
Microsoft Corp.:
2.50%, 9/15/2050	1,000,000	594,210
2.53%, 6/1/2050	1,668,000	998,798
2.68%, 6/1/2060	288,000	160,681
2.92%, 3/17/2052	2,610,000	1,676,220
3.04%, 3/17/2062 (a)	312,000	189,159
3.45%, 8/8/2036 (a)	1,062,000	957,308
4.50%, 6/15/2047	150,000	131,696
MSCI, Inc. 5.15%, 3/15/2036	500,000	484,735
Oracle Corp.:
2.30%, 3/25/2028	105,000	100,065
2.80%, 4/1/2027	250,000	245,730
2.88%, 3/25/2031	370,000	328,800
2.95%, 4/1/2030	300,000	273,684
3.60%, 4/1/2040	750,000	544,342
3.60%, 4/1/2050	525,000	316,727
3.65%, 3/25/2041	910,000	646,974
3.80%, 11/15/2037	180,000	142,835
3.85%, 7/15/2036	150,000	124,215
3.85%, 4/1/2060	1,250,000	734,750
3.90%, 5/15/2035	5,000	4,229
3.95%, 3/25/2051	370,000	234,573
4.00%, 7/15/2046	180,000	121,378
4.10%, 3/25/2061	145,000	89,484
4.20%, 9/27/2029	1,000,000	968,990
4.30%, 7/8/2034	200,000	177,404
4.38%, 5/15/2055	10,000	6,610
4.45%, 9/26/2030 (a)	1,315,000	1,267,292
4.50%, 5/6/2028	90,000	89,675
4.55%, 2/4/2029	270,000	266,530
4.70%, 9/27/2034	250,000	228,040
4.80%, 9/26/2032	265,000	252,147
4.90%, 2/6/2033 (a)	590,000	558,919
4.95%, 2/4/2031	370,000	362,171
5.20%, 9/26/2035 (a)	330,000	309,286
5.35%, 5/4/2033	280,000	272,432
5.38%, 9/27/2054	2,250,000	1,740,465
5.50%, 8/3/2035 (a)	1,000,000	955,330
Security Description	Principal Amount	Value
5.50%, 9/27/2064	$200,000	$152,414
5.55%, 2/6/2053	500,000	398,835
5.70%, 2/4/2036	1,530,000	1,470,973
5.88%, 9/26/2045	720,000	621,763
5.95%, 9/26/2055	1,750,000	1,471,365
6.00%, 8/3/2055	750,000	628,830
6.10%, 9/26/2065	265,000	219,648
6.15%, 11/9/2029	295,000	304,189
6.25%, 11/9/2032	350,000	359,128
6.55%, 2/4/2046	270,000	252,080
6.70%, 2/4/2056	2,965,000	2,746,361
6.85%, 2/4/2066	220,000	201,980
6.90%, 11/9/2052	500,000	472,475
Paychex, Inc. 5.10%, 4/15/2030	1,000,000	1,009,370
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	215,748
2.00%, 6/30/2030	30,000	26,765
2.95%, 9/15/2029	40,000	37,788
4.20%, 9/15/2028 (a)	65,000	64,526
4.25%, 9/15/2028	75,000	74,585
4.45%, 9/15/2030	70,000	68,942
4.50%, 10/15/2029	200,000	198,828
4.75%, 2/15/2032 (a)	165,000	162,906
4.90%, 10/15/2034	200,000	193,130
5.10%, 9/15/2035 (a)	250,000	242,705
Salesforce, Inc.:
1.50%, 7/15/2028	65,000	61,051
1.95%, 7/15/2031 (a)	120,000	104,668
2.70%, 7/15/2041	60,000	40,908
2.90%, 7/15/2051 (a)	500,000	292,790
3.05%, 7/15/2061 (a)	50,000	27,863
3.70%, 4/11/2028	775,000	766,397
4.50%, 3/15/2028	500,000	500,145
4.65%, 3/15/2029	1,163,000	1,165,175
4.90%, 9/15/2031	500,000	499,320
5.20%, 3/15/2033	500,000	499,115
5.55%, 3/15/2036	750,000	747,727
6.40%, 3/15/2046	500,000	503,430
6.55%, 3/15/2056	750,000	751,807
6.70%, 3/15/2066	500,000	507,680
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	56,406
Synopsys, Inc.:
4.85%, 4/1/2030	500,000	503,725
5.15%, 4/1/2035	500,000	500,905
5.70%, 4/1/2055	750,000	716,317
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	500,000	504,335
VMware LLC 2.20%, 8/15/2031	500,000	439,270
Workday, Inc. 3.50%, 4/1/2027	550,000	545,099
		46,958,399
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	$200,000	$186,118
4.38%, 7/16/2042	50,000	42,980
4.38%, 4/22/2049 (a)	200,000	163,918
4.70%, 7/21/2032	200,000	197,516
5.00%, 1/20/2033	250,000	250,240
6.13%, 3/30/2040	600,000	625,566
AT&T, Inc.:
1.65%, 2/1/2028	530,000	504,883
2.25%, 2/1/2032	125,000	109,224
2.30%, 6/1/2027	550,000	537,795
2.55%, 12/1/2033	350,000	296,107
2.75%, 6/1/2031	350,000	319,900
3.10%, 2/1/2043	150,000	107,975
3.50%, 6/1/2041	1,350,000	1,046,587
3.50%, 9/15/2053	1,900,000	1,244,538
3.55%, 9/15/2055	1,579,000	1,026,666
3.65%, 6/1/2051	600,000	411,294
3.65%, 9/15/2059	1,294,000	836,260
3.80%, 12/1/2057	471,000	317,332
3.85%, 6/1/2060	45,000	30,178
4.10%, 2/15/2028	184,000	183,111
4.30%, 2/15/2030	1,500,000	1,490,190
4.35%, 3/1/2029	500,000	500,350
4.40%, 4/30/2031 (a)	250,000	247,363
4.50%, 5/15/2035	300,000	284,271
4.55%, 11/1/2032	125,000	122,774
4.55%, 3/9/2049	208,000	167,084
4.65%, 6/1/2044	25,000	21,178
4.70%, 8/15/2030	95,000	95,749
4.75%, 4/30/2033 (a)	85,000	84,225
4.75%, 5/15/2046	30,000	25,382
4.85%, 3/1/2039	570,000	530,493
4.90%, 11/1/2035	250,000	243,758
5.13%, 4/30/2036	125,000	123,340
5.38%, 8/15/2035	125,000	126,536
5.40%, 2/15/2034	1,130,000	1,155,357
5.55%, 11/1/2045	875,000	827,802
5.70%, 11/1/2054	640,000	599,942
5.85%, 4/30/2046	1,365,000	1,328,445
6.00%, 4/30/2056	250,000	244,525
6.05%, 8/15/2056	1,370,000	1,348,970
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	450,000	317,137
4.30%, 7/29/2049	55,000	43,045
4.46%, 4/1/2048	30,000	24,257
5.20%, 2/15/2034	250,000	250,708
British Telecommunications PLC:
5.13%, 12/4/2028	200,000	203,004
9.63%, 12/15/2030	750,000	895,845
Security Description	Principal Amount	Value
Cisco Systems, Inc.:
4.55%, 2/24/2028 (a)	$65,000	$65,724
4.75%, 2/24/2030	1,200,000	1,222,032
4.85%, 2/26/2029	125,000	127,300
4.95%, 2/26/2031	500,000	511,805
4.95%, 2/24/2032	200,000	203,840
5.10%, 2/24/2035 (a)	1,200,000	1,215,888
5.30%, 2/26/2054	200,000	187,638
5.35%, 2/26/2064	200,000	184,658
5.50%, 1/15/2040	300,000	304,995
Corning, Inc.:
4.38%, 11/15/2057	25,000	19,667
5.35%, 11/15/2048	100,000	94,089
5.45%, 11/15/2079	500,000	449,415
5.75%, 8/15/2040	25,000	25,239
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	550,000	631,845
Juniper Networks, Inc.:
2.00%, 12/10/2030	250,000	219,690
3.75%, 8/15/2029	100,000	97,246
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	90,871
4.60%, 2/23/2028	125,000	125,510
4.60%, 5/23/2029	50,000	50,055
4.85%, 8/15/2030	195,000	196,338
5.00%, 4/15/2029	125,000	126,614
5.20%, 8/15/2032	115,000	116,624
5.40%, 4/15/2034	1,000,000	1,012,130
5.55%, 8/15/2035	250,000	255,585
Orange SA:
5.50%, 2/6/2044	50,000	48,601
9.00%, 3/1/2031	750,000	886,282
Rogers Communications, Inc.:
3.80%, 3/15/2032	125,000	116,700
4.55%, 3/15/2052	500,000	395,285
5.00%, 2/15/2029	525,000	530,329
5.00%, 3/15/2044	50,000	43,797
5.30%, 2/15/2034	800,000	796,424
Sprint Capital Corp. 6.88%, 11/15/2028	750,000	792,817
Telefonica Emisiones SA:
5.21%, 3/8/2047	300,000	261,273
5.52%, 3/1/2049	150,000	135,465
7.05%, 6/20/2036	775,000	855,863
Telefonica Europe BV 8.25%, 9/15/2030	25,000	28,309
T-Mobile USA, Inc.:
2.05%, 2/15/2028	545,000	522,742
2.25%, 11/15/2031	50,000	43,912
2.55%, 2/15/2031	165,000	149,936
2.70%, 3/15/2032	500,000	444,485
3.00%, 2/15/2041	555,000	405,816
3.30%, 2/15/2051	350,000	228,939
3.40%, 10/15/2052	500,000	327,050
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 11/15/2060	$20,000	$12,979
3.75%, 4/15/2027	150,000	149,093
3.88%, 4/15/2030	1,880,000	1,830,236
4.20%, 10/1/2029	105,000	104,255
4.38%, 4/15/2040	350,000	307,517
4.50%, 4/15/2050	545,000	439,940
4.63%, 1/15/2033	140,000	137,397
4.70%, 1/15/2035	300,000	289,854
4.80%, 7/15/2028	250,000	252,345
4.85%, 1/15/2029	750,000	758,152
4.95%, 11/15/2035	125,000	122,671
5.00%, 2/15/2036 (a)	250,000	245,768
5.05%, 7/15/2033	500,000	503,085
5.13%, 5/15/2032	1,100,000	1,115,477
5.15%, 4/15/2034	85,000	85,555
5.20%, 1/15/2033	250,000	254,288
5.25%, 6/15/2055	200,000	177,708
5.30%, 5/15/2035 (a)	145,000	146,202
5.65%, 1/15/2053	250,000	236,178
5.70%, 1/15/2056 (a)	750,000	712,912
5.75%, 1/15/2034	250,000	260,737
5.75%, 1/15/2054 (a)	500,000	479,080
5.88%, 11/15/2055	565,000	549,491
6.00%, 6/15/2054	250,000	246,913
Verizon Communications, Inc.:
1.50%, 9/18/2030	60,000	52,624
1.68%, 10/30/2030	55,000	48,529
1.75%, 1/20/2031	200,000	175,586
2.10%, 3/22/2028	500,000	480,085
2.55%, 3/21/2031	1,000,000	907,880
2.65%, 11/20/2040	200,000	140,432
2.88%, 11/20/2050	200,000	121,346
2.99%, 10/30/2056	337,000	198,122
3.00%, 11/20/2060	175,000	100,212
3.15%, 3/22/2030	500,000	475,815
3.40%, 3/22/2041	1,500,000	1,153,440
3.55%, 3/22/2051	2,000,000	1,395,100
3.70%, 3/22/2061	500,000	332,700
3.88%, 2/8/2029	10,000	9,901
4.00%, 3/22/2050	500,000	377,455
4.02%, 12/3/2029	1,350,000	1,331,640
4.27%, 1/15/2036	28,000	25,892
4.33%, 9/21/2028	785,000	785,196
4.40%, 11/1/2034	250,000	237,888
4.50%, 8/10/2033	250,000	242,468
4.75%, 1/15/2033	430,000	424,496
4.78%, 2/15/2035	1,000,000	969,580
5.00%, 1/15/2036	250,000	244,680
5.05%, 5/9/2033	990,000	1,002,563
5.25%, 4/2/2035	210,000	210,246
5.40%, 7/2/2037	1,000,000	996,230
5.50%, 2/23/2054 (a)	350,000	329,861
5.75%, 11/30/2045	275,000	267,773
5.88%, 11/30/2055	1,200,000	1,166,208
6.00%, 11/30/2065	335,000	324,983
Security Description	Principal Amount	Value
Vodafone Group PLC:
5.63%, 2/10/2053	$640,000	$598,374
5.75%, 6/28/2054 (a)	1,000,000	943,340
5.88%, 6/28/2064	750,000	709,762
		60,486,981
TOYS/GAMES/HOBBIES — 0.0% *
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	29,669
3.90%, 11/19/2029	100,000	97,536
4.65%, 3/12/2031	105,000	103,797
6.05%, 5/14/2034	250,000	260,330
Mattel, Inc. 5.00%, 11/17/2030	75,000	74,644
		565,976
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	9,666
3.30%, 9/15/2051	350,000	235,777
3.55%, 2/15/2050	250,000	180,365
3.90%, 8/1/2046	100,000	78,082
4.05%, 6/15/2048	155,000	121,976
4.13%, 6/15/2047	150,000	120,753
4.15%, 12/15/2048	30,000	24,038
4.45%, 3/15/2043	50,000	43,531
4.45%, 1/15/2053	500,000	411,605
4.55%, 9/1/2044	50,000	43,593
4.90%, 4/1/2044	125,000	114,692
5.20%, 4/15/2054	895,000	823,472
5.50%, 3/15/2055	1,000,000	963,330
5.55%, 3/15/2056 (a)	75,000	72,744
5.80%, 3/15/2056	250,000	252,250
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	8,752
3.20%, 8/2/2046	25,000	17,630
3.65%, 2/3/2048	50,000	37,325
4.20%, 3/12/2031	350,000	345,184
4.38%, 9/18/2034 (a)	540,000	521,435
4.75%, 11/12/2035 (a)	125,000	123,310
5.85%, 11/1/2033 (a)	250,000	266,125
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	35,000	32,020
2.45%, 12/2/2031	565,000	501,923
2.88%, 11/15/2029	65,000	61,739
3.00%, 12/2/2041	350,000	256,830
3.10%, 12/2/2051	500,000	327,175
3.50%, 5/1/2050	25,000	17,673
4.00%, 6/1/2028	100,000	99,422
4.00%, 3/15/2029	35,000	34,601
4.70%, 5/1/2048	50,000	43,390
4.80%, 3/30/2030	160,000	161,957
4.80%, 9/15/2035	30,000	29,720
5.20%, 3/30/2035	250,000	254,597
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 3/15/2056 (a)	$1,040,000	$994,479
CSX Corp.:
2.40%, 2/15/2030	50,000	46,473
2.50%, 5/15/2051	610,000	358,491
3.25%, 6/1/2027	50,000	49,437
3.35%, 9/15/2049	65,000	44,952
3.80%, 3/1/2028	50,000	49,580
3.80%, 11/1/2046	100,000	76,600
4.10%, 3/15/2044	75,000	61,970
4.25%, 3/15/2029	95,000	94,874
4.30%, 3/1/2048	50,000	40,925
4.50%, 3/15/2049	125,000	104,367
4.50%, 11/15/2052	1,000,000	833,070
4.65%, 3/1/2068	50,000	40,361
4.90%, 3/15/2055 (a)	105,000	92,773
5.05%, 6/15/2035 (a)	450,000	451,530
5.20%, 11/15/2033	650,000	666,081
FedEx Corp.:
2.40%, 5/15/2031	65,000	58,549
3.10%, 8/5/2029	1,000,000	957,800
3.25%, 5/15/2041	415,000	312,213
4.05%, 2/15/2048	50,000	38,094
4.55%, 4/1/2046	100,000	83,079
4.75%, 11/15/2045	25,000	21,397
4.95%, 10/17/2048	100,000	86,745
5.10%, 1/15/2044	500,000	456,420
5.25%, 5/15/2050	650,000	595,036
Fedex Freight Holding Co., Inc.:
4.30%, 3/15/2029 (b)	40,000	39,517
4.65%, 3/15/2031 (b)	90,000	88,426
4.95%, 3/15/2033 (b)	50,000	48,761
5.25%, 3/15/2036 (b)	70,000	67,671
Norfolk Southern Corp.:
2.90%, 8/25/2051	150,000	92,001
3.00%, 3/15/2032	150,000	136,926
3.05%, 5/15/2050	350,000	224,542
3.15%, 6/1/2027	50,000	49,349
3.16%, 5/15/2055	68,000	42,996
3.40%, 11/1/2049	100,000	68,965
3.94%, 11/1/2047	100,000	76,553
4.45%, 3/1/2033	200,000	196,288
4.45%, 6/15/2045	19,000	16,090
5.05%, 8/1/2030	145,000	148,189
5.10%, 5/1/2035	135,000	135,432
5.35%, 8/1/2054 (a)	500,000	465,870
5.55%, 3/15/2034 (a)	95,000	98,544
5.95%, 3/15/2064	500,000	495,895
Ryder System, Inc.:
4.30%, 12/1/2030	105,000	103,229
Series MTN, 4.90%, 12/1/2029	125,000	126,392
5.00%, 3/15/2030	200,000	202,746
Series MTN, 5.38%, 3/15/2029	100,000	102,346
Security Description	Principal Amount	Value
Series MTN, 5.65%, 3/1/2028	$250,000	$255,630
Union Pacific Corp.:
2.38%, 5/20/2031	40,000	36,228
2.40%, 2/5/2030	500,000	465,135
2.80%, 2/14/2032 (a)	570,000	518,130
2.97%, 9/16/2062	110,000	63,155
3.20%, 5/20/2041	70,000	53,927
3.25%, 2/5/2050	700,000	474,684
3.38%, 2/14/2042	40,000	30,979
3.50%, 2/14/2053	575,000	399,832
3.55%, 5/20/2061	100,000	65,954
3.80%, 10/1/2051	52,000	38,464
3.80%, 4/6/2071	175,000	117,840
3.84%, 3/20/2060	1,130,000	801,113
4.10%, 9/15/2067	15,000	10,865
4.50%, 1/20/2033 (a)	250,000	249,210
4.95%, 9/9/2052	250,000	224,675
5.10%, 2/20/2035 (a)	500,000	509,220
5.60%, 12/1/2054	155,000	151,847
United Parcel Service, Inc.:
3.05%, 11/15/2027	50,000	49,230
3.75%, 11/15/2047	175,000	131,453
4.65%, 10/15/2030 (a)	150,000	152,109
4.88%, 3/3/2033 (a)	175,000	178,393
5.05%, 3/3/2053	600,000	533,946
5.15%, 5/22/2034 (a)	1,210,000	1,243,602
5.25%, 5/14/2035 (a)	590,000	602,520
5.30%, 4/1/2050 (a)	200,000	187,222
5.50%, 5/22/2054	235,000	223,915
5.95%, 5/14/2055 (a)	150,000	151,612
6.05%, 5/14/2065	405,000	407,191
		24,606,787
TRUCKING & LEASING — 0.0% *
GATX Corp.:
1.90%, 6/1/2031	200,000	173,750
3.10%, 6/1/2051	250,000	156,963
4.55%, 11/7/2028	50,000	50,191
4.70%, 4/1/2029	25,000	25,052
5.50%, 6/15/2035	105,000	105,840
6.05%, 3/15/2034	155,000	162,886
6.05%, 6/5/2054	550,000	546,469
		1,221,151
WATER — 0.0% *
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	89,548
2.95%, 9/1/2027	121,000	118,823
3.25%, 6/1/2051	100,000	66,763
3.45%, 5/1/2050	50,000	34,729
3.75%, 9/1/2028	100,000	99,013
3.75%, 9/1/2047	100,000	74,559
4.30%, 12/1/2042	25,000	21,637
5.15%, 3/1/2034	250,000	254,127
5.20%, 4/1/2036 (d)	500,000	500,440
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 3/1/2035 (a)	$235,000	$238,807
5.45%, 3/1/2054	650,000	616,538
5.70%, 9/1/2055	115,000	112,526
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	94,066
2.70%, 4/15/2030	60,000	55,704
4.80%, 8/15/2027	250,000	250,923
5.13%, 3/15/2036	125,000	123,243
5.38%, 1/15/2034	250,000	253,657
		3,005,103
TOTAL CORPORATE BONDS & NOTES (Cost $1,508,875,197)		1,446,460,254
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust:
Series 2026-1, Class A3, 3.92%, 10/15/2030	113,000	112,366
Series 2025-1, Class A3, 3.96%, 3/15/2030	57,000	56,845
BMW Vehicle Lease Trust:
Series 2024-1, Class A3, 4.98%, 3/25/2027	31,985	32,020
Series 2025-2, Class A3, 3.97%, 9/25/2028	156,000	155,717
BMW Vehicle Owner Trust Series 2025-A, Class A3, 4.56%, 9/25/2029	300,000	301,467
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class D, 5.83%, 5/15/2030	500,000	507,553
Capital One Prime Auto Receivables Trust Series 2025-1, Class A3, 3.85%, 7/15/2030	67,000	66,530
CarMax Auto Owner Trust Series 2025-4, Class A3, 3.97%, 12/16/2030	1,250,000	1,242,102
CarMax Select Receivables Trust Series 2025-B, Class A3, 4.12%, 3/15/2030	71,000	70,763
Carvana Auto Receivables Trust:
Series 2025-P4, Class A3, 4.14%, 12/10/2030	190,000	189,527
Series 2026-P1, Class A3, 4.26%, 2/10/2031	500,000	497,914
Exeter Automobile Receivables Trust Series 2025-1A, Class D, 5.49%, 5/15/2031	500,000	503,299
Security Description	Principal Amount	Value
Ford Credit Auto Owner Trust:
Series 2025-B, Class A3, 3.91%, 4/15/2030	$91,000	$90,673
Series 2026-A, Class A3, 4.05%, 10/15/2030	1,000,000	995,074
Ford Credit Floorplan Master Owner Trust A Series 2025-2, Class A1, 4.06%, 9/15/2030	387,000	386,429
GM Financial Automobile Leasing Trust Series 2026-1, Class A3, 3.88%, 1/22/2029	500,000	497,370
GM Financial Consumer Automobile Receivables Trust:
Series 2025-4, Class A3, 3.84%, 2/18/2031	47,000	46,744
Series 2026-1, Class A3, 3.84%, 5/16/2031	83,000	82,396
Series 2025-3, Class A3, 4.18%, 8/16/2030	96,000	95,977
Series 2025-2, Class A3, 4.28%, 4/16/2030	83,000	83,195
Series 2025-1, Class A3, 4.62%, 12/17/2029	100,000	100,548
Honda Auto Receivables Owner Trust:
Series 2026-1, Class A3, 3.78%, 9/23/2030	55,000	54,622
Series 2025-2, Class A3, 4.15%, 10/15/2029	114,000	114,086
Series 2024-4, Class A4, 4.35%, 12/16/2030	950,000	952,653
Hyundai Auto Receivables Trust:
Series 2026-A, Class A3, 3.79%, 2/18/2031	300,000	297,676
Series 2025-C, Class A3, 3.88%, 4/15/2030	100,000	99,544
Series 2025-D, Class A3, 3.99%, 9/16/2030	300,000	299,244
Series 2025-A, Class A3, 4.32%, 10/15/2029	278,000	278,788
Series 2025-B, Class A3, 4.36%, 12/17/2029	110,000	110,231
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A3, 4.61%, 4/16/2029	95,000	95,589
Mercedes-Benz Auto Receivables Trust Series 2025-1, Class A3, 4.78%, 12/17/2029	150,000	151,215
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	181,000	182,256
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Santander Drive Auto Receivables Trust Series 2025-4, Class A3, 4.17%, 4/15/2030	$1,000,000	$1,000,054
Toyota Auto Receivables Owner Trust:
Series 2025-D, Class A3, 3.84%, 6/17/2030	1,000,000	993,095
Series 2025-B, Class A3, 4.34%, 11/15/2029	88,000	88,181
Volkswagen Auto Lease Trust:
Series 2026-A, Class A3, 4.17%, 3/20/2029	300,000	299,339
Series 2025-A, Class A3, 4.50%, 6/20/2028	175,000	175,841
Volkswagen Auto Loan Enhanced Trust Series 2025-2, Class A3, 3.92%, 3/20/2030	160,000	159,198
World Omni Auto Receivables Trust:
Series 2026-A, Class A3, 3.86%, 5/15/2031	143,000	141,687
Series 2025-D, Class A3, 3.95%, 3/17/2031	167,000	166,184
Series 2025-C, Class A3, 4.08%, 11/15/2030	142,000	141,746
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	250,000	250,913
		12,166,651
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	250,000	252,125
Series 2025-2, Class A, 4.28%, 4/15/2030	608,000	610,656
Series 2025-4, Class A, 4.30%, 7/15/2030	100,000	100,443
Series 2025-5, Class A, 4.51%, 7/15/2032	600,000	606,796
Series 2024-2, Class A, 5.24%, 4/15/2031	627,000	646,473
BA Credit Card Trust Series 2025-A1, Class A, 4.31%, 5/15/2030	205,000	205,834
Capital One Multi-Asset Execution Trust:
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	329,190
Series 2025-A1, Class A, 3.82%, 9/15/2030	200,000	198,814
Series 2025-A2, Class A, 4.02%, 9/15/2032	133,000	132,020
Security Description	Principal Amount	Value
Chase Issuance Trust Series 2024-A2, Class A, 4.63%, 1/15/2031	$1,609,000	$1,631,367
Citibank Credit Card Issuance Trust:
Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	199,195
Series 2025-A1, Class A, 4.30%, 6/21/2030	192,000	192,784
Series 2025-A2, Class A, 4.49%, 6/21/2032	200,000	201,287
Synchrony Card Funding LLC:
Series 2024-A2, Class A, 4.93%, 7/15/2030	375,000	378,765
Series 2025-A2, Class A, 4.49%, 5/15/2031	600,000	603,522
Synchrony Card Issuance Trust Series 2025-A1, Class A, 4.78%, 2/15/2031	50,000	50,524
WF Card Issuance Trust Series 2025-A1, Class A, 4.34%, 5/15/2030	600,000	603,276
		6,943,071
OTHER ABS — 0.1%
CNH Equipment Trust:
Series 2025-B, Class A3, 4.30%, 10/15/2030	416,667	417,527
Series 2026-A, Class A3, 4.00%, 5/15/2031	83,333	83,007
John Deere Owner Trust:
Series 2025-B, Class A3, 4.17%, 12/17/2029	200,000	199,772
Series 2025-A, Class A3, 4.23%, 9/17/2029	250,000	250,169
Texas Natural Gas Securitization Finance Corp. Revenue, TX 5.10%, 4/1/2035	293,058	300,213
Verizon Master Trust:
Series 2025-9, Class A1A, 3.96%, 10/21/2030	400,000	398,965
Series 2025-7, Class A1A, 3.96%, 8/20/2031	560,000	557,141
Series 2025-5, Class A1A, 4.40%, 6/20/2031	350,000	351,276
		2,558,070
TOTAL ASSET-BACKED SECURITIES (Cost $21,709,598)		21,667,792
FOREIGN GOVERNMENT OBLIGATIONS — 3.2%
AUSTRIA — 0.0% *
Oesterreichische Kontrollbank AG:
3.75%, 09/05/2029	145,000	144,150
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 09/10/2030	$500,000	$495,375
3.75%, 01/15/2031	200,000	197,978
4.00%, 05/28/2028	250,000	250,605
4.25%, 03/01/2028	750,000	755,137
4.50%, 01/24/2030	210,000	213,877
		2,057,122
CANADA — 0.5%
Canada Government International Bonds:
3.75%, 04/26/2028	760,000	759,067
4.00%, 03/18/2030 (a)	605,000	607,545
4.63%, 04/30/2029	735,000	751,572
Export Development Canada:
3.00%, 05/25/2027	1,500,000	1,484,847
3.75%, 09/07/2027	250,000	249,598
3.88%, 02/14/2028	500,000	499,985
4.00%, 06/20/2030	200,000	200,365
4.13%, 02/13/2029	445,000	448,175
4.75%, 06/05/2034	265,000	273,678
Province of Alberta:
1.30%, 07/22/2030	400,000	356,808
3.30%, 03/15/2028	650,000	642,584
4.30%, 11/02/2035	595,000	582,592
4.50%, 01/24/2034	200,000	200,718
Province of British Columbia:
1.30%, 01/29/2031	200,000	175,569
3.90%, 08/27/2030 (a)	795,000	789,778
4.20%, 07/06/2033	550,000	542,314
4.70%, 01/24/2028	985,000	998,515
4.75%, 06/12/2034	800,000	813,038
4.80%, 06/11/2035 (a)	1,250,000	1,270,562
4.90%, 04/24/2029	650,000	667,420
Province of Manitoba 4.90%, 5/31/2034	495,000	507,068
Province of New Brunswick 3.63%, 2/24/2028	50,000	49,701
Province of Ontario:
1.13%, 10/07/2030	500,000	439,787
1.60%, 02/25/2031	250,000	222,443
1.80%, 10/14/2031	500,000	441,588
2.00%, 10/02/2029	350,000	327,447
3.10%, 05/19/2027	750,000	743,337
3.70%, 09/17/2029	700,000	693,538
3.80%, 01/29/2029	1,000,000	996,462
3.90%, 09/04/2030	500,000	496,967
4.20%, 01/18/2029	300,000	302,089
4.45%, 11/20/2035	750,000	742,500
4.70%, 01/15/2030	500,000	512,243
4.85%, 06/11/2035	500,000	511,540
5.05%, 04/24/2034	200,000	207,855
Series MTN, 2.13%, 01/21/2032	1,250,000	1,114,897
Province of Quebec:
1.35%, 05/28/2030	300,000	269,387
1.90%, 04/21/2031 (a)	250,000	224,723
Security Description	Principal Amount	Value
2.75%, 04/12/2027	$200,000	$197,627
3.63%, 04/13/2028	1,750,000	1,740,108
3.88%, 01/14/2031	1,000,000	990,029
4.25%, 09/05/2034	500,000	490,787
4.50%, 04/03/2029	1,150,000	1,167,429
4.50%, 09/08/2033	485,000	487,071
4.63%, 08/28/2035	500,000	501,316
Province of Saskatchewan 4.65%, 1/28/2030	1,000,000	1,018,915
		27,711,584
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	200,000	182,627
2.55%, 07/27/2033 (a)	250,000	213,099
3.10%, 05/07/2041	1,000,000	755,570
3.10%, 01/22/2061 (a)	250,000	154,351
3.24%, 02/06/2028	200,000	196,007
3.25%, 09/21/2071	250,000	154,056
3.86%, 06/21/2047	300,000	234,090
4.34%, 03/07/2042	250,000	219,214
4.85%, 01/22/2029	700,000	708,019
4.95%, 01/05/2036	335,000	331,043
5.33%, 01/05/2054	500,000	471,305
5.65%, 01/13/2037	1,200,000	1,245,274
		4,864,655
GERMANY — 0.2%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	60,807
0.75%, 09/30/2030	500,000	434,990
1.75%, 09/14/2029	250,000	233,080
2.88%, 04/03/2028	290,000	284,786
3.50%, 08/27/2027	220,000	218,992
3.50%, 08/09/2028	355,000	352,462
3.50%, 05/15/2029	2,300,000	2,277,575
3.75%, 07/15/2030 (a)	1,390,000	1,380,451
3.75%, 03/14/2031 (a)	555,000	549,866
3.88%, 05/15/2028	325,000	325,416
4.00%, 06/28/2027	1,545,000	1,547,966
4.63%, 03/18/2030	600,000	616,002
Landwirtschaftliche Rentenbank:
0.88%, 09/03/2030	200,000	175,298
3.63%, 10/08/2030	300,000	295,818
4.13%, 05/28/2030 (a)	650,000	654,505
Series 37, 2.50%, 11/15/2027 (a)	50,000	48,937
		9,456,951
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	500,000	433,051
2.15%, 07/28/2031	500,000	434,942
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 03/12/2051	$250,000	$156,496
3.55%, 03/31/2032	350,000	323,542
4.20%, 10/15/2050	600,000	463,997
4.30%, 04/16/2031	250,000	243,502
4.35%, 02/21/2031	200,000	195,088
4.45%, 04/15/2070	200,000	152,778
4.55%, 01/11/2028	700,000	700,594
4.70%, 02/10/2034	200,000	193,066
4.75%, 02/11/2029	150,000	150,576
4.75%, 09/10/2034	350,000	336,593
4.85%, 01/11/2033	200,000	196,223
4.90%, 04/16/2036	250,000	238,429
4.95%, 02/21/2036	200,000	192,550
5.10%, 02/10/2054	500,000	453,228
5.15%, 09/10/2054	300,000	270,369
5.25%, 01/15/2030	265,000	268,273
5.35%, 02/11/2049 (a)	100,000	94,390
5.48%, 02/21/2056	250,000	232,481
5.60%, 01/15/2035	350,000	355,343
5.65%, 01/11/2053 (a)	300,000	288,250
		6,373,761
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	200,000	183,040
3.25%, 01/17/2028 (a)	100,000	97,309
3.88%, 07/03/2050	200,000	140,237
4.13%, 01/17/2048	100,000	75,265
4.50%, 01/13/2031	220,000	215,525
4.50%, 01/17/2033	400,000	384,023
5.00%, 01/13/2036 (a)	265,000	255,321
5.38%, 03/12/2029	650,000	658,526
5.38%, 02/19/2030	450,000	456,541
5.50%, 03/12/2034	500,000	505,986
5.63%, 02/19/2035	735,000	746,462
5.75%, 03/12/2054 (a)	1,500,000	1,393,992
5.88%, 01/13/2056 (a)	250,000	235,526
State of Israel 3.38%, 1/15/2050	300,000	193,066
		5,540,819
ITALY — 0.0% *
Republic of Italy Government International Bonds:
2.88%, 10/17/2029	500,000	478,066
3.88%, 05/06/2051	950,000	695,410
4.00%, 10/17/2049	200,000	152,675
5.38%, 06/15/2033	50,000	52,307
		1,378,458
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031 (a)	250,000	218,712
1.88%, 04/15/2031	200,000	179,111
2.13%, 02/16/2029	250,000	237,121
Security Description	Principal Amount	Value
2.75%, 11/16/2027 (a)	$200,000	$196,079
2.88%, 07/21/2027	100,000	98,526
3.25%, 07/20/2028	250,000	245,912
4.38%, 01/24/2031	200,000	201,758
4.38%, 01/23/2036 (a)	300,000	294,448
4.63%, 07/22/2027	1,000,000	1,007,373
4.63%, 04/17/2034	500,000	504,672
Japan International Cooperation Agency:
1.75%, 04/28/2031	200,000	177,407
4.00%, 05/23/2028	1,000,000	998,401
4.75%, 05/21/2029	200,000	203,760
		4,563,280
MEXICO — 0.3%
Mexico Government International Bonds:
2.66%, 05/24/2031	450,000	397,239
3.25%, 04/16/2030	350,000	327,081
3.50%, 02/12/2034	250,000	211,997
3.75%, 01/11/2028	100,000	98,614
3.77%, 05/24/2061	1,200,000	714,154
4.28%, 08/14/2041	1,025,000	801,443
4.40%, 02/12/2052	400,000	282,570
4.50%, 04/22/2029	250,000	248,430
4.50%, 01/31/2050 (a)	250,000	183,457
4.60%, 02/10/2048	200,000	149,878
4.75%, 03/22/2031	220,000	214,640
4.75%, 04/27/2032	200,000	192,206
5.00%, 04/27/2051	200,000	155,795
5.38%, 03/22/2033	985,000	961,101
5.55%, 01/21/2045 (a)	450,000	403,467
5.63%, 02/09/2034	2,250,000	2,203,996
5.63%, 09/22/2035	200,000	193,318
5.85%, 07/02/2032	950,000	960,057
6.00%, 05/13/2030	1,000,000	1,031,626
6.00%, 05/07/2036	2,000,000	1,986,042
6.05%, 01/11/2040	30,000	29,129
6.13%, 02/09/2038	250,000	244,014
6.34%, 05/04/2053	500,000	464,784
6.35%, 02/09/2035	500,000	510,987
6.40%, 05/07/2054	1,250,000	1,165,865
6.63%, 01/29/2038	200,000	203,727
6.75%, 02/09/2056	505,000	488,751
6.88%, 05/13/2037	1,200,000	1,254,620
7.38%, 05/13/2055	1,000,000	1,050,446
Series MTN, 4.75%, 03/08/2044	100,000	80,089
		17,209,523
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	1,200,000	986,107
3.16%, 01/23/2030	200,000	187,163
3.30%, 01/19/2033 (a)	500,000	434,665
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.87%, 07/23/2060	$600,000	$389,900
3.88%, 03/17/2028	200,000	196,678
4.50%, 05/15/2047	50,000	39,308
4.50%, 04/16/2050	700,000	532,017
4.50%, 04/01/2056	500,000	368,787
5.66%, 02/23/2038	1,000,000	959,997
6.40%, 02/14/2035	200,000	207,955
6.70%, 01/26/2036	50,000	52,704
6.85%, 03/28/2054 (a)	850,000	875,359
8.00%, 03/01/2038	700,000	802,018
		6,032,658
PERU — 0.1%
Peru Government International Bonds:
2.78%, 01/23/2031	1,820,000	1,660,529
2.78%, 12/01/2060	150,000	79,135
3.00%, 01/15/2034	250,000	213,538
3.23%, 07/28/2121 (a)	150,000	80,117
3.30%, 03/11/2041	815,000	614,249
3.55%, 03/10/2051 (a)	70,000	47,380
3.60%, 01/15/2072 (a)	250,000	153,626
5.38%, 02/08/2035	100,000	99,753
5.50%, 03/30/2036	111,000	110,753
5.63%, 11/18/2050 (a)	150,000	142,754
5.88%, 08/08/2054	550,000	529,011
6.20%, 06/30/2055	750,000	753,690
6.55%, 03/14/2037	25,000	26,990
		4,511,525
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	250,000	213,948
1.95%, 01/06/2032 (a)	200,000	170,770
2.46%, 05/05/2030	200,000	183,596
2.65%, 12/10/2045	600,000	376,654
2.95%, 05/05/2045	250,000	167,275
3.00%, 02/01/2028	1,500,000	1,460,606
3.20%, 07/06/2046	200,000	136,915
3.70%, 03/01/2041	200,000	160,307
3.70%, 02/02/2042	100,000	79,621
3.95%, 01/20/2040	200,000	168,055
4.25%, 07/27/2031	250,000	244,004
4.63%, 07/17/2028	500,000	501,414
4.75%, 03/05/2035	350,000	336,591
5.00%, 07/17/2033	200,000	198,592
5.00%, 01/27/2036	250,000	242,910
5.00%, 01/13/2037	150,000	144,743
5.50%, 02/04/2035	1,000,000	1,012,681
5.50%, 01/17/2048 (a)	500,000	480,179
5.60%, 05/14/2049	250,000	241,391
5.61%, 04/13/2033	500,000	515,303
5.75%, 01/27/2051	250,000	246,320
5.90%, 02/04/2050 (a)	750,000	752,041
Security Description	Principal Amount	Value
7.75%, 01/14/2031	$100,000	$112,287
		8,146,203
POLAND — 0.1%
Republic of Poland Government International Bonds:
4.63%, 03/18/2029	250,000	252,846
4.88%, 02/12/2030	925,000	943,398
4.88%, 10/04/2033	500,000	499,101
5.13%, 09/18/2034	250,000	251,056
5.38%, 02/12/2035	245,000	248,881
5.50%, 11/16/2027	350,000	356,555
5.50%, 04/04/2053	500,000	459,636
5.50%, 03/18/2054	895,000	824,790
5.75%, 11/16/2032	250,000	262,552
		4,098,815
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.38%, 04/21/2027	25,000	24,569
2.50%, 06/29/2041	250,000	183,469
3.75%, 01/13/2029	1,000,000	992,892
4.13%, 10/17/2027	285,000	285,302
4.25%, 09/15/2027	250,000	250,638
4.50%, 01/11/2029	200,000	202,394
5.00%, 01/11/2028	250,000	253,992
5.13%, 09/18/2028	200,000	205,016
5.13%, 01/11/2033	200,000	207,642
5.25%, 01/14/2035	1,000,000	1,046,701
Korea Development Bank:
1.63%, 01/19/2031	250,000	222,429
3.75%, 01/28/2029	250,000	248,219
3.75%, 09/16/2030	200,000	196,531
4.00%, 01/28/2031	250,000	248,194
4.38%, 02/15/2028	200,000	201,155
4.38%, 02/15/2033	750,000	745,964
4.50%, 02/15/2029	200,000	202,576
4.63%, 02/03/2028	250,000	252,461
4.88%, 02/03/2030	250,000	256,208
Korea International Bonds:
1.00%, 09/16/2030	200,000	175,346
3.50%, 09/20/2028	200,000	197,544
3.63%, 02/12/2029	235,000	232,951
3.63%, 10/29/2030	830,000	815,280
3.88%, 02/12/2031	210,000	207,925
4.50%, 07/03/2029	350,000	355,144
		8,210,542
SUPRANATIONAL — 1.3%
African Development Bank:
3.50%, 09/18/2029	400,000	394,796
3.63%, 03/03/2031 (a)	250,000	245,970
3.88%, 06/12/2028	625,000	625,344
4.00%, 03/18/2030	300,000	300,738
4.13%, 01/22/2036	100,000	97,987
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 03/14/2028	$400,000	$403,944
4.50%, 06/12/2035 (a)	95,000	96,095
Series GMTN, 4.38%, 11/03/2027	405,000	408,244
Asian Development Bank:
3.13%, 04/27/2032	250,000	237,093
4.38%, 03/22/2035	1,195,000	1,202,301
Series GMTN, 0.75%, 10/08/2030	200,000	173,762
Series GMTN, 1.25%, 06/09/2028	100,000	94,648
Series GMTN, 1.50%, 03/04/2031	250,000	222,583
Series GMTN, 1.88%, 03/15/2029	250,000	236,348
Series GMTN, 1.88%, 01/24/2030	500,000	464,555
Series GMTN, 2.38%, 08/10/2027	50,000	49,039
Series GMTN, 2.50%, 11/02/2027	100,000	97,980
Series GMTN, 3.13%, 08/20/2027	1,000,000	990,530
Series GMTN, 3.13%, 09/26/2028	50,000	49,172
Series GMTN, 3.63%, 08/28/2029	750,000	744,157
Series GMTN, 3.75%, 04/25/2028	175,000	174,760
Series GMTN, 3.75%, 08/28/2030 (a)	800,000	793,936
Series GMTN, 3.88%, 09/28/2032	200,000	197,098
Series GMTN, 4.00%, 01/12/2033	170,000	168,465
Series GMTN, 4.13%, 05/30/2030	1,300,000	1,310,426
Series GMTN, 4.13%, 01/12/2034	500,000	496,510
Series GMTN, 4.25%, 01/14/2036	1,830,000	1,817,739
Series GMTN, 4.38%, 01/14/2028	1,240,000	1,251,792
Series GMTN, 4.38%, 03/06/2029	360,000	365,245
Series GMTN, 4.50%, 08/25/2028	383,000	388,887
Asian Infrastructure Investment Bank:
3.63%, 09/15/2028	355,000	353,342
3.75%, 09/14/2027	1,200,000	1,198,476
4.00%, 01/18/2028	500,000	501,455
4.13%, 01/14/2036	95,000	93,473
4.50%, 01/16/2030	250,000	255,215
Corp. Andina de Fomento:
4.13%, 06/30/2028	838,000	838,469
4.63%, 01/15/2036	175,000	173,017
Security Description	Principal Amount	Value
5.00%, 01/24/2029	$470,000	$480,956
5.00%, 01/22/2030	200,000	205,326
6.00%, 04/26/2027	175,000	178,565
Council of Europe Development Bank:
3.63%, 01/26/2028	150,000	149,400
3.75%, 01/14/2031	145,000	143,594
4.13%, 01/24/2029	550,000	553,822
4.50%, 01/15/2030	200,000	203,906
4.63%, 06/11/2027	80,000	80,691
Series GMTN, 3.63%, 05/08/2028	150,000	149,324
European Bank for Reconstruction & Development:
Series GMTN, 4.38%, 03/09/2028	660,000	666,554
Series MTN, 4.25%, 03/13/2034	400,000	399,680
European Investment Bank:
0.75%, 09/23/2030	200,000	174,094
1.25%, 02/14/2031	390,000	343,528
1.63%, 05/13/2031	100,000	89,177
1.75%, 03/15/2029	133,000	125,293
2.38%, 05/24/2027	100,000	98,351
3.25%, 11/15/2027	1,500,000	1,486,530
3.63%, 07/15/2030	1,120,000	1,106,851
3.75%, 11/15/2029	750,000	746,760
3.75%, 03/13/2031	1,000,000	990,490
3.75%, 02/14/2033	990,000	966,537
3.88%, 03/15/2028	1,300,000	1,301,378
3.88%, 06/15/2028	370,000	370,466
3.88%, 10/15/2030	645,000	643,271
4.00%, 02/15/2029	1,180,000	1,185,098
4.13%, 02/13/2034	286,000	284,147
4.25%, 08/16/2032	1,592,000	1,604,386
4.25%, 02/08/2036	1,460,000	1,449,765
4.38%, 10/10/2031	2,175,000	2,212,671
4.50%, 10/16/2028	500,000	508,105
4.50%, 03/14/2030	1,190,000	1,216,263
4.63%, 02/12/2035 (a)	285,000	292,111
4.75%, 06/15/2029	417,000	428,167
Inter-American Development Bank:
0.63%, 09/16/2027	500,000	477,345
1.13%, 07/20/2028	200,000	188,158
2.25%, 06/18/2029	250,000	237,820
2.38%, 07/07/2027	100,000	98,194
3.13%, 09/18/2028	100,000	98,357
3.50%, 09/14/2029	200,000	197,506
3.75%, 06/14/2030	1,050,000	1,043,101
4.00%, 01/12/2028	200,000	200,578
4.13%, 02/15/2029	2,280,000	2,296,667
4.13%, 01/23/2036	255,000	250,030
4.38%, 07/17/2034	250,000	251,820
4.38%, 01/24/2044	75,000	69,710
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 02/15/2030	$1,350,000	$1,378,957
Series GMTN, 1.13%, 01/13/2031	750,000	657,945
Series GMTN, 3.63%, 09/17/2031 (a)	1,000,000	980,030
Series GMTN, 4.38%, 07/16/2035	710,000	712,336
Series GMTN, 4.50%, 09/13/2033	200,000	203,710
Inter-American Investment Corp.:
3.63%, 11/20/2028	465,000	461,726
4.13%, 02/15/2028	200,000	200,742
4.25%, 02/14/2029	175,000	176,507
4.25%, 04/01/2030	250,000	251,960
International Bank for Reconstruction & Development:
0.75%, 11/24/2027	1,890,000	1,797,995
0.75%, 08/26/2030	170,000	148,230
0.88%, 05/14/2030	250,000	221,350
1.13%, 09/13/2028	500,000	468,630
1.25%, 02/10/2031	500,000	440,560
1.38%, 04/20/2028	250,000	238,047
1.63%, 11/03/2031	1,000,000	880,370
1.75%, 10/23/2029	250,000	232,405
2.50%, 11/22/2027	250,000	244,735
3.50%, 07/12/2028	2,100,000	2,084,817
3.50%, 10/28/2030	1,230,000	1,207,282
3.63%, 05/05/2028	1,500,000	1,494,060
3.88%, 10/16/2029	2,325,000	2,324,605
3.88%, 02/14/2030	825,000	824,472
3.88%, 08/28/2034	1,435,000	1,395,911
4.00%, 07/25/2030	500,000	501,155
4.00%, 01/10/2031	3,000,000	3,005,340
4.00%, 05/06/2032	1,200,000	1,195,572
4.13%, 03/20/2030	1,680,000	1,693,238
4.38%, 08/27/2035	1,695,000	1,701,594
4.50%, 04/10/2031	455,000	465,829
Series GMTN, 4.63%, 01/15/2032	1,140,000	1,173,641
Series GMTN, 4.75%, 02/15/2035	25,000	25,800
International Finance Corp.:
Series GMTN, 3.50%, 01/22/2029	210,000	208,110
Series GMTN, 3.88%, 07/02/2030	570,000	568,518
Series GMTN, 4.25%, 07/02/2029	280,000	283,142
Series GMTN, 4.50%, 01/21/2028	275,000	278,165
Series GMTN, 4.50%, 07/13/2028	1,135,000	1,151,537
Nordic Investment Bank:
3.75%, 08/28/2028	250,000	249,542
Security Description	Principal Amount	Value
3.75%, 05/09/2030	$500,000	$495,910
3.75%, 01/23/2031	300,000	297,084
4.25%, 02/28/2029	200,000	202,120
4.38%, 03/14/2028	200,000	201,936
		76,483,749
SWEDEN — 0.0% *
Svensk Exportkredit AB:
3.63%, 03/12/2029	767,000	760,996
3.75%, 05/08/2028	375,000	373,599
4.13%, 06/14/2028	200,000	200,890
Series GMTN, 3.75%, 09/13/2027	200,000	199,517
Series GMTN, 3.88%, 08/04/2027	750,000	749,461
		2,284,463
URUGUAY — 0.0% *
Oriental Republic of Uruguay 5.25%, 9/10/2060	585,000	529,785
Uruguay Government International Bonds:
4.38%, 10/27/2027	150,000	150,361
4.38%, 01/23/2031	280,000	279,414
4.98%, 04/20/2055	400,000	353,437
5.10%, 06/18/2050	675,000	618,276
5.44%, 02/14/2037	687,500	701,810
5.75%, 10/28/2034	350,000	365,456
		2,998,539
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $196,463,070)		191,922,647
U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.1%
Federal Farm Credit Banks Funding Corp.:
0.79%, 6/21/2027	125,000	120,194
0.90%, 8/19/2027	100,000	95,812
1.00%, 8/3/2027	100,000	96,066
1.04%, 1/25/2029	150,000	137,952
1.10%, 8/10/2029	150,000	135,958
1.14%, 8/20/2029	150,000	135,972
1.15%, 8/12/2030	100,000	88,091
1.32%, 9/9/2030	100,000	88,429
1.38%, 1/14/2031	250,000	219,443
1.65%, 7/23/2035	100,000	77,738
1.69%, 8/20/2035	100,000	76,840
1.95%, 8/13/2040	100,000	67,204
1.99%, 3/17/2031	500,000	449,178
3.50%, 1/21/2028	1,000,000	994,553
3.63%, 8/27/2027	750,000	747,681
Federal Home Loan Banks:
1.00%, 8/16/2028	250,000	232,835
3.25%, 6/9/2028	500,000	493,539
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 11/16/2028	$280,000	$276,026
3.50%, 9/9/2027	3,375,000	3,358,958
3.50%, 10/4/2027	210,000	208,940
3.50%, 3/3/2028	1,000,000	994,061
3.88%, 6/4/2027	1,750,000	1,750,995
4.00%, 6/30/2028	500,000	501,733
4.75%, 4/9/2027	2,160,000	2,181,502
Series 677, 5.50%, 7/15/2036	135,000	146,586
Federal Home Loan Mortgage Corp.:
1.50%, 5/1/2036	3,575,645	3,231,556
1.50%, 4/1/2037	7,867,303	7,078,375
1.50%, 12/1/2040	1,836,891	1,575,232
1.50%, 2/1/2051	1,798,882	1,391,552
1.50%, 10/1/2051	7,069,140	5,465,451
1.50%, 11/1/2051	4,567,068	3,530,817
2.00%, 2/1/2036	1,570,242	1,446,900
2.00%, 3/1/2036	6,463,956	5,984,448
2.00%, 6/1/2036	1,288,761	1,189,867
2.00%, 1/1/2037	1,859,690	1,713,219
2.00%, 4/1/2037	1,106,591	1,018,059
2.00%, 7/1/2041	4,903,794	4,292,185
2.00%, 9/1/2050	5,049,075	4,137,528
2.00%, 10/1/2050	1,038,482	845,910
2.00%, 12/1/2050	789,863	642,842
2.00%, 1/1/2051	5,413,927	4,404,315
2.00%, 2/1/2051	6,348,349	5,162,265
2.00%, 3/1/2051	5,382,150	4,382,225
2.00%, 6/1/2051	883,737	724,706
2.00%, 7/1/2051	10,449,606	8,478,993
2.00%, 9/1/2051	5,967,108	4,837,646
2.00%, 11/1/2051	5,993,110	4,854,539
2.00%, 12/1/2051	1,569,628	1,289,407
2.00%, 2/1/2052	7,004,648	5,687,801
2.00%, 3/1/2052	4,307,375	3,487,983
2.22%, 7/13/2040	150,000	103,839
2.50%, 10/1/2029	5,171	5,059
2.50%, 1/1/2031	14,142	13,732
2.50%, 5/1/2031	23,198	22,452
2.50%, 6/1/2031	43,228	41,815
2.50%, 10/1/2031	42,720	41,258
2.50%, 12/1/2031	56,792	54,873
2.50%, 12/1/2032	213,856	205,110
2.50%, 2/1/2033	225,242	215,853
2.50%, 9/1/2035	323,689	307,776
2.50%, 1/1/2037	1,178,132	1,114,698
2.50%, 1/1/2042	807,526	725,836
2.50%, 7/1/2042	2,498,873	2,240,952
2.50%, 9/1/2046	503,234	438,683
2.50%, 7/1/2050	4,076,820	3,475,076
2.50%, 10/1/2050	1,453,855	1,235,828
2.50%, 1/1/2051	606,194	511,192
2.50%, 2/1/2051	5,580,918	4,751,569
2.50%, 6/1/2051	4,551,996	3,830,459
Security Description	Principal Amount	Value
2.50%, 7/1/2051	$4,721,115	$4,007,507
2.50%, 9/1/2051	3,984,845	3,380,053
2.50%, 10/1/2051	3,314,007	2,810,002
2.50%, 11/1/2051	4,081,488	3,459,495
2.50%, 12/1/2051	12,702,732	10,805,628
2.50%, 3/1/2052	2,970,100	2,513,176
2.50%, 4/1/2052	24,978,676	21,233,004
2.50%, 9/1/2052	4,854,658	4,114,839
2.50%, 1/1/2054	8,804,289	7,470,766
3.00%, 10/1/2030	86,434	84,907
3.00%, 12/1/2030	17,198	16,856
3.00%, 5/1/2031	13,245	12,945
3.00%, 12/1/2031	80,839	78,819
3.00%, 2/1/2032	106,975	104,233
3.00%, 5/1/2032	106,880	104,026
3.00%, 7/1/2032	30,376	29,544
3.00%, 1/1/2033	130,898	127,084
3.00%, 3/1/2035	612,259	587,860
3.00%, 5/1/2035	279,463	268,684
3.00%, 4/1/2036	88,932	85,016
3.00%, 6/1/2036	57,928	55,292
3.00%, 2/1/2038	174,137	164,777
3.00%, 5/1/2042	1,966,748	1,816,408
3.00%, 1/1/2043	963,457	888,625
3.00%, 7/1/2043	979,829	900,244
3.00%, 6/1/2045	22,916	20,818
3.00%, 8/1/2045	146,121	134,106
3.00%, 4/1/2046	86,247	77,913
3.00%, 6/1/2046	1,094,681	1,004,090
3.00%, 7/1/2046	1,474,530	1,337,892
3.00%, 8/1/2046	165,746	149,730
3.00%, 9/1/2046	53,744	48,551
3.00%, 10/1/2046	92,500	83,561
3.00%, 11/1/2046	335,130	302,746
3.00%, 12/1/2046	301,597	272,454
3.00%, 1/1/2047	220,384	199,088
3.00%, 2/1/2047	615,009	548,762
3.00%, 4/1/2047	1,433,247	1,300,435
3.00%, 9/1/2049	144,697	128,972
3.00%, 12/1/2049	141,499	126,121
3.00%, 2/1/2050	10,142,438	9,052,132
3.00%, 5/1/2050	1,219,425	1,089,458
3.00%, 7/1/2050	3,197,920	2,854,111
3.00%, 8/1/2050	2,688,227	2,417,607
3.00%, 6/1/2051	3,023,993	2,682,570
3.00%, 12/1/2051	1,954,935	1,727,070
3.00%, 3/1/2052	6,696,209	5,919,008
3.00%, 4/1/2052	800,192	705,695
3.00%, 5/1/2052	1,807,197	1,593,569
3.00%, 8/1/2052	1,264,385	1,114,629
3.50%, 4/1/2032	54,769	53,919
3.50%, 6/1/2033	106,137	104,144
3.50%, 9/1/2033	73,215	71,791
3.50%, 11/1/2034	57,103	55,667
3.50%, 3/1/2037	73,448	71,145
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/1/2037	$977,342	$945,927
3.50%, 7/1/2038	855,295	827,802
3.50%, 4/1/2042	86,348	82,694
3.50%, 12/1/2042	60,968	57,885
3.50%, 8/1/2043	158,849	150,612
3.50%, 5/1/2044	675,958	640,937
3.50%, 11/1/2044	9,631	9,070
3.50%, 1/1/2045	13,118	12,354
3.50%, 7/1/2045	80,862	75,779
3.50%, 10/1/2045	12,486	11,686
3.50%, 12/1/2045	154,850	145,024
3.50%, 1/1/2046	18,633	17,439
3.50%, 3/1/2046	37,855	35,340
3.50%, 4/1/2046	53,871	50,291
3.50%, 6/1/2046	63,905	59,658
3.50%, 8/1/2046	735,535	688,418
3.50%, 12/1/2046	217,465	203,013
3.50%, 2/1/2047	141,376	131,980
3.50%, 3/1/2047	134,474	125,537
3.50%, 4/1/2047	75,684	70,510
3.50%, 6/1/2047	71,358	66,480
3.50%, 10/1/2047	129,877	120,998
3.50%, 11/1/2047	48,222	44,925
3.50%, 12/1/2047	105,963	98,719
3.50%, 4/1/2049	106,890	99,112
3.50%, 7/1/2049	280,655	259,908
3.50%, 8/1/2049	836,278	780,231
3.50%, 9/1/2049	1,378,508	1,287,779
3.50%, 10/1/2049	30,999	28,707
3.50%, 3/1/2050	735,423	681,058
3.50%, 9/1/2052	5,226,842	4,812,579
3.50%, 10/1/2052	9,273,973	8,515,043
3.50%, 11/1/2052	1,155,786	1,061,203
4.00%, 11/1/2033	77,853	77,319
4.00%, 4/1/2042	7,985	7,783
4.00%, 6/1/2042	25,339	24,683
4.00%, 7/1/2042	418,614	408,022
4.00%, 12/1/2044	9,894	9,546
4.00%, 4/1/2045	6,665	6,424
4.00%, 10/1/2045	16,809	16,201
4.00%, 12/1/2045	32,853	31,663
4.00%, 1/1/2046	115,430	111,250
4.00%, 2/1/2046	45,890	44,228
4.00%, 1/1/2047	145,662	139,887
4.00%, 2/1/2047	57,584	55,301
4.00%, 6/1/2047	101,588	97,285
4.00%, 9/1/2047	122,745	117,546
4.00%, 11/1/2047	93,827	89,853
4.00%, 1/1/2048	245,512	235,113
4.00%, 10/1/2048	465,220	444,554
4.00%, 4/1/2049	36,969	35,267
4.00%, 2/1/2051	1,829,313	1,742,807
4.00%, 8/1/2052	2,093,039	1,982,560
4.00%, 10/1/2052	2,199,347	2,090,884
4.00%, 11/1/2052	648,476	614,096
Security Description	Principal Amount	Value
4.00%, 1/1/2053	$4,441,307	$4,199,739
4.00%, 7/1/2054	2,894,308	2,734,343
4.50%, 5/1/2042	214,357	214,287
4.50%, 5/1/2044	95,542	94,763
4.50%, 12/1/2045	134,938	133,837
4.50%, 9/1/2046	99,686	98,667
4.50%, 4/1/2047	50,066	49,177
4.50%, 10/1/2047	75,007	73,675
4.50%, 11/1/2047	65,236	64,078
4.50%, 12/1/2047	34,352	33,742
4.50%, 7/1/2048	179,982	176,774
4.50%, 9/1/2048	290,844	285,309
4.50%, 11/1/2048	97,428	95,692
4.50%, 6/1/2049	126,478	123,667
4.50%, 11/1/2049	270,605	264,590
4.50%, 6/1/2052	820,070	794,876
4.50%, 10/1/2052	2,760,389	2,674,765
4.50%, 11/1/2052	853,361	826,812
4.50%, 12/1/2052	1,790,868	1,746,294
4.50%, 5/1/2053	184,437	178,460
4.50%, 9/1/2053	4,779,587	4,667,878
5.00%, 6/1/2040	1,499,990	1,511,238
5.00%, 8/1/2040	1,466,579	1,477,576
5.00%, 7/1/2041	43,950	44,751
5.00%, 7/1/2045	3,126,062	3,119,687
5.00%, 11/1/2048	98,982	99,581
5.00%, 9/1/2052	2,409,638	2,391,396
5.00%, 10/1/2052	580,713	577,737
5.00%, 12/1/2052	1,009,329	1,005,194
5.00%, 2/1/2053	10,634,738	10,542,551
5.00%, 7/1/2053	5,271,544	5,224,506
5.00%, 11/1/2053	3,452,405	3,420,628
5.00%, 12/1/2053	542,838	537,034
5.00%, 11/1/2054	8,481,868	8,374,081
5.00%, 1/1/2055	10,202,919	10,073,261
5.50%, 8/1/2038	120,441	124,804
5.50%, 12/1/2052	336,203	342,667
5.50%, 2/1/2053	1,541,039	1,556,104
5.50%, 7/1/2053	4,929,002	4,969,291
5.50%, 3/1/2054	5,105,784	5,136,795
5.50%, 11/1/2054	16,102,156	16,202,078
5.50%, 5/1/2055	2,558,519	2,571,068
5.50%, 6/1/2055	6,162,324	6,192,548
5.50%, 8/1/2055	11,431,161	11,487,228
5.50%, 9/1/2055	5,740,767	5,827,275
5.50%, 10/1/2055	10,374,892	10,425,779
6.00%, 7/1/2040	47,026	49,543
6.00%, 2/1/2053	1,021,595	1,044,756
6.00%, 9/1/2053	1,051,788	1,088,408
6.00%, 11/1/2053	3,183,204	3,252,291
6.00%, 12/1/2053	799,027	816,319
6.00%, 6/1/2054	3,647,125	3,720,192
6.00%, 8/1/2054	5,742,999	5,857,027
6.00%, 9/1/2054	2,718,523	2,772,256
6.00%, 6/1/2055	3,167,737	3,226,882
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 8/1/2055	$19,537,933	$19,907,332
6.25%, 7/15/2032 (a)	3,960,000	4,419,578
6.50%, 6/1/2053	777,386	804,285
6.50%, 10/1/2053	1,102,579	1,140,729
6.50%, 12/1/2053	2,000,878	2,102,924
6.50%, 1/1/2054	2,780,243	2,876,443
6.50%, 2/1/2055	3,342,292	3,467,057
6.50%, 4/1/2055	5,025,360	5,192,659
6.50%, 6/1/2055	2,753,069	2,844,721
6.50%, 9/1/2055	2,658,911	2,747,429
6.75%, 3/15/2031	4,900,000	5,502,268
7.00%, 1/1/2054	1,293,146	1,360,146
7.00%, 9/1/2055	2,551,477	2,680,157
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K080, Class A2, 3.93%, 7/25/2028 (c)	1,000,000	995,224
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	249,508
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	158,918
Series K087, Class A2, 3.77%, 12/25/2028	1,555,730	1,541,929
Series K090, Class A2, 3.42%, 2/25/2029	163,934	160,887
Series K091, Class A2, 3.51%, 3/25/2029	3,500,000	3,441,992
Series K092, Class A2, 3.30%, 4/25/2029	350,000	341,988
Series K093, Class A2, 2.98%, 5/25/2029	98,235	95,192
Series K094, Class A2, 2.90%, 6/25/2029	352,767	340,227
Series K098, Class A2, 2.43%, 8/25/2029	100,000	94,834
Series K099, Class A2, 2.60%, 9/25/2029	100,000	95,230
Series K101, Class A2, 2.52%, 10/25/2029	200,000	189,660
Series K109, Class A2, 1.56%, 4/25/2030	100,000	90,639
Series K114, Class A2, 1.37%, 6/25/2030	85,000	75,910
Series K115, Class A2, 1.38%, 6/25/2030	400,000	357,652
Series K118, Class A2, 1.49%, 9/25/2030	750,000	669,891
Series K121, Class A2, 1.55%, 10/25/2030	320,000	285,298
Series K123, Class A2, 1.62%, 12/25/2030	233,333	208,279
Series K124, Class A2, 1.66%, 12/25/2030	500,000	446,310
Series K126, Class A2, 2.07%, 1/25/2031	500,000	454,748
Security Description	Principal Amount	Value
Series K127, Class A2, 2.11%, 1/25/2031	$1,950,000	$1,773,321
Series K131, Class A2, 1.85%, 7/25/2031	500,000	444,990
Series K140, Class A2, 2.25%, 1/25/2032	1,000,000	895,049
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	238,704
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	199,844
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	431,559
Series K1522, Class A2, 2.36%, 10/25/2036	1,250,000	1,013,199
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	495,266
Series K514, Class A2, 4.57%, 12/25/2028	1,000,000	1,009,456
Series K515, Class A2, 5.40%, 1/25/2029	3,000,000	3,087,132
Series K528, Class A2, 4.51%, 7/25/2029	750,000	757,105
Series K735, Class A2, 2.86%, 5/25/2026	121,698	121,308
Series K743, Class A2, 1.77%, 5/25/2028	300,000	286,066
Series K748, Class A2, 2.26%, 1/25/2029 (c)	500,000	476,144
Series K755, Class A2, 5.20%, 2/25/2031	2,500,000	2,597,764
Series K761, Class A2, 4.40%, 6/25/2032 (c)	2,000,000	2,002,434
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	440,000	397,384
Series K-171, Class A2, VRN, 4.40%, 6/25/2035 (c)	1,000,000	986,024
Series K-176, Class A2, VRN, 4.39%, 12/25/2035 (c)	300,000	294,696
Series K544, Class A2, VRN, 4.27%, 7/25/2030 (c)	1,400,000	1,401,827
Series K549, Class A2, VRN, 4.34%, 9/25/2030 (c)	300,000	301,164
Series K550, Class A2, VRN, 4.16%, 10/25/2030 (c)	428,571	427,074
Series K558, Class A2, VRN, 4.13%, 3/25/2031 (c)	250,000	248,568
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	166,667	158,390
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association:
0.75%, 10/8/2027	$5,900,000	$5,632,729
0.88%, 8/5/2030	1,900,000	1,669,585
1.50%, 7/1/2036	2,592,526	2,333,086
1.50%, 9/1/2036	1,690,952	1,526,663
1.50%, 10/1/2036	2,602,840	2,345,355
1.50%, 3/1/2037	3,507,067	3,155,381
1.50%, 4/1/2037	1,040,992	936,602
1.50%, 1/1/2042	658,932	558,025
1.50%, 11/1/2050	5,454,699	4,220,199
1.50%, 12/1/2050	2,196,946	1,699,651
1.50%, 3/1/2051	2,294,050	1,774,250
1.50%, 11/1/2051	6,613,754	5,098,687
2.00%, 11/1/2031	30,234	28,834
2.00%, 8/1/2035	503,372	466,497
2.00%, 11/1/2035	1,274,497	1,179,953
2.00%, 12/1/2035	667,663	617,723
2.00%, 2/1/2036	1,511,539	1,398,013
2.00%, 6/1/2036	2,408,298	2,220,997
2.00%, 7/1/2036	2,121,996	1,958,794
2.00%, 10/1/2036	717,790	661,921
2.00%, 12/1/2036	4,879,639	4,496,820
2.00%, 3/1/2037	1,989,896	1,841,669
2.00%, 5/1/2037	3,350,830	3,082,748
2.00%, 6/1/2037	4,711,406	4,347,600
2.00%, 9/1/2040	2,884,566	2,550,217
2.00%, 6/1/2041	5,873,310	5,144,448
2.00%, 11/1/2041	1,721,745	1,502,705
2.00%, 1/1/2042	3,517,986	3,066,035
2.00%, 7/1/2050	622,752	507,924
2.00%, 8/1/2050	1,095,456	893,084
2.00%, 9/1/2050	1,651,389	1,361,809
2.00%, 10/1/2050	14,384,575	11,717,155
2.00%, 11/1/2050	12,609,740	10,267,034
2.00%, 12/1/2050	4,679,858	3,808,773
2.00%, 1/1/2051	13,788,460	11,213,011
2.00%, 2/1/2051	2,344,540	1,906,501
2.00%, 3/1/2051	11,874,917	9,624,339
2.00%, 4/1/2051	3,856,327	3,133,133
2.00%, 5/1/2051	7,397,860	6,017,463
2.00%, 7/1/2051	9,935,497	8,072,575
2.00%, 8/1/2051	6,713,227	5,461,375
2.00%, 9/1/2051	5,121,240	4,152,402
2.00%, 11/1/2051	23,155,253	18,766,872
2.00%, 12/1/2051	6,269,155	5,075,950
2.00%, 1/1/2052	3,898,913	3,155,473
2.00%, 2/1/2052	6,714,552	5,455,994
2.00%, 3/1/2052	2,509,647	2,026,963
2.00%, 4/1/2052	7,265,236	5,918,841
2.00%, 5/1/2052	6,709,166	5,511,946
2.00%, 6/1/2052	11,111,809	8,947,767
2.00%, 10/1/2052	3,691,046	2,991,110
2.50%, 3/1/2029	18,357	18,061
2.50%, 7/1/2030	102,614	100,856
Security Description	Principal Amount	Value
2.50%, 2/1/2031	$21,720	$21,088
2.50%, 10/1/2031	43,485	41,927
2.50%, 12/1/2031	77,821	75,014
2.50%, 1/1/2032	29,643	28,574
2.50%, 4/1/2032	280,852	270,515
2.50%, 6/1/2032	672,129	649,990
2.50%, 10/1/2032	97,574	93,527
2.50%, 12/1/2032	190,715	182,685
2.50%, 1/1/2033	109,260	104,634
2.50%, 2/1/2035	1,146,964	1,106,229
2.50%, 8/1/2035	1,487,894	1,409,743
2.50%, 9/1/2035	1,980,401	1,883,040
2.50%, 2/1/2036	560,405	530,429
2.50%, 8/1/2036	1,842,904	1,745,949
2.50%, 3/1/2037	706,989	667,805
2.50%, 6/1/2040	200,242	182,494
2.50%, 8/1/2040	118,142	107,580
2.50%, 4/1/2042	4,083,105	3,666,097
2.50%, 11/1/2049	1,202,500	1,026,957
2.50%, 12/1/2049	532,283	454,579
2.50%, 7/1/2050	961,396	819,628
2.50%, 8/1/2050	2,339,295	1,993,616
2.50%, 9/1/2050	4,892,513	4,168,025
2.50%, 10/1/2050	1,491,392	1,270,082
2.50%, 11/1/2050	1,819,392	1,548,845
2.50%, 12/1/2050	1,034,743	880,554
2.50%, 4/1/2051	6,079,809	5,169,778
2.50%, 7/1/2051	5,789,955	4,914,788
2.50%, 8/1/2051	10,097,668	8,569,032
2.50%, 9/1/2051	3,440,952	2,918,976
2.50%, 10/1/2051	12,487,984	10,569,669
2.50%, 11/1/2051	5,831,605	4,961,201
2.50%, 12/1/2051	3,048,786	2,613,034
2.50%, 1/1/2052	5,889,566	4,979,260
2.50%, 2/1/2052	978,950	828,853
2.50%, 3/1/2052	4,940,030	4,180,049
2.50%, 4/1/2052	4,676,528	3,956,722
2.50%, 7/1/2053	3,886,048	3,304,568
2.50%, 1/1/2054	4,805,666	4,074,804
3.00%, 10/1/2028	7,978	7,857
3.00%, 8/1/2029	5,115	5,038
3.00%, 5/1/2030	11,350	11,228
3.00%, 6/1/2030	5,507	5,410
3.00%, 8/1/2030	115,100	113,137
3.00%, 9/1/2030	6,729	6,598
3.00%, 11/1/2030	14,582	14,292
3.00%, 12/1/2030	88,830	87,041
3.00%, 4/1/2031	47,797	46,679
3.00%, 12/1/2031	84,577	82,417
3.00%, 2/1/2032	256,170	249,583
3.00%, 5/1/2032	93,491	90,912
3.00%, 8/1/2032	31,068	30,173
3.00%, 10/1/2032	53,686	52,126
3.00%, 2/1/2034	245,633	238,651
3.00%, 7/1/2034	71,165	68,529
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/1/2035	$935,977	$899,705
3.00%, 6/1/2036	16,697	15,927
3.00%, 8/1/2036	84,136	80,177
3.00%, 9/1/2036	150,848	143,708
3.00%, 10/1/2036	47,133	44,869
3.00%, 12/1/2036	92,597	87,931
3.00%, 4/1/2037	424,916	405,451
3.00%, 6/1/2037	995,763	951,792
3.00%, 11/1/2037	186,609	171,901
3.00%, 2/1/2038	1,386,151	1,324,940
3.00%, 5/1/2042	1,533,182	1,415,984
3.00%, 6/1/2042	376,598	346,916
3.00%, 6/1/2043	109,782	101,146
3.00%, 7/1/2043	24,893	22,843
3.00%, 2/1/2044	202,721	186,027
3.00%, 1/1/2045	365,012	334,954
3.00%, 5/1/2045	335,752	308,104
3.00%, 9/1/2045	19,263	17,478
3.00%, 11/1/2045	129,632	117,620
3.00%, 12/1/2045	25,124	22,796
3.00%, 5/1/2046	176,680	159,409
3.00%, 7/1/2046	200,071	180,514
3.00%, 10/1/2046	133,416	120,374
3.00%, 11/1/2046	279,074	251,794
3.00%, 12/1/2046	252,910	228,188
3.00%, 1/1/2047	705,246	636,307
3.00%, 2/1/2047	226,177	204,068
3.00%, 5/1/2047	264,411	238,093
3.00%, 11/1/2047	138,529	124,740
3.00%, 9/1/2049	1,238,231	1,103,687
3.00%, 11/1/2049	417,925	372,505
3.00%, 12/1/2049	3,386,267	3,027,320
3.00%, 1/1/2050	1,222,239	1,089,405
3.00%, 2/1/2050	2,957,464	2,668,368
3.00%, 3/1/2050	789,392	703,341
3.00%, 5/1/2050	878,169	781,896
3.00%, 7/1/2050	770,459	685,517
3.00%, 8/1/2050	318,398	283,196
3.00%, 9/1/2050	2,002,352	1,786,459
3.00%, 10/1/2050	145,856	129,640
3.00%, 1/1/2051	2,827,184	2,535,571
3.00%, 4/1/2051	609,198	547,008
3.00%, 1/1/2052	2,066,148	1,828,387
3.00%, 2/1/2052	3,502,560	3,098,856
3.00%, 3/1/2052	677,020	602,275
3.00%, 5/1/2052	5,370,457	4,735,619
3.00%, 6/1/2052	12,713,628	11,248,713
3.00%, 10/1/2053	4,811,024	4,261,871
3.50%, 1/1/2027	334	332
3.50%, 5/1/2029	5,380	5,335
3.50%, 10/1/2029	5,590	5,538
3.50%, 2/1/2031	3,564	3,538
3.50%, 3/1/2032	42,495	41,798
3.50%, 4/1/2032	62,882	61,860
3.50%, 2/1/2033	135,536	133,105
Security Description	Principal Amount	Value
3.50%, 4/1/2033	$41,791	$40,957
3.50%, 11/1/2034	339,139	330,258
3.50%, 12/1/2035	10,373	10,074
3.50%, 1/1/2037	83,604	81,009
3.50%, 2/1/2037	113,502	109,947
3.50%, 7/1/2037	49,059	47,422
3.50%, 4/1/2038	107,633	103,527
3.50%, 2/1/2041	39,096	37,394
3.50%, 10/1/2044	8,742	8,222
3.50%, 1/1/2045	22,976	21,610
3.50%, 2/1/2045	1,061,827	1,006,883
3.50%, 5/1/2045	9,749	9,113
3.50%, 8/1/2045	32,422	30,386
3.50%, 11/1/2045	11,114	10,389
3.50%, 12/1/2045	175,023	163,609
3.50%, 1/1/2046	117,692	110,016
3.50%, 2/1/2046	149,746	139,980
3.50%, 4/1/2046	82,696	77,105
3.50%, 5/1/2046	125,073	116,617
3.50%, 6/1/2046	30,172	28,132
3.50%, 7/1/2046	94,264	87,891
3.50%, 8/1/2046	955,768	905,088
3.50%, 1/1/2047	146,045	136,172
3.50%, 2/1/2047	667,064	621,889
3.50%, 3/1/2047	139,035	129,635
3.50%, 4/1/2047	280,979	261,443
3.50%, 5/1/2047	1,068,854	997,052
3.50%, 6/1/2047	108,670	101,114
3.50%, 7/1/2047	1,400,820	1,328,334
3.50%, 9/1/2047	101,907	94,821
3.50%, 10/1/2047	910,929	847,593
3.50%, 11/1/2047	26,857	24,990
3.50%, 12/1/2047	2,394,508	2,250,220
3.50%, 1/1/2048	57,308	53,324
3.50%, 2/1/2048	91,696	85,551
3.50%, 6/1/2048	154,025	142,965
3.50%, 10/1/2048	489,693	455,646
3.50%, 11/1/2048	931,126	867,342
3.50%, 3/1/2049	1,089,527	1,013,774
3.50%, 5/1/2049	966,489	895,043
3.50%, 6/1/2049	2,553,629	2,376,078
3.50%, 7/1/2049	140,622	130,226
3.50%, 8/1/2049	397,616	368,223
3.50%, 2/1/2050	2,809,284	2,614,935
3.50%, 6/1/2050	228,195	210,946
3.50%, 8/1/2050	2,202,316	2,058,682
3.50%, 1/1/2051	3,785,415	3,505,585
3.50%, 7/1/2051	596,593	552,491
3.50%, 9/1/2051	3,279,944	3,031,509
3.50%, 12/1/2051	259,722	239,654
3.50%, 5/1/2052	2,677,037	2,465,226
3.50%, 6/1/2052	3,959,929	3,635,871
3.50%, 7/1/2052	1,873,092	1,724,796
3.50%, 9/1/2052	2,836,294	2,626,351
3.50%, 2/1/2053	1,937,062	1,791,806
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/1/2031	$6,441	$6,417
4.00%, 10/1/2033	26,067	25,927
4.00%, 10/1/2037	288,676	284,133
4.00%, 1/1/2038	888,085	875,580
4.00%, 1/1/2039	33,898	33,223
4.00%, 2/1/2039	29,089	28,511
4.00%, 12/1/2040	16,697	16,310
4.00%, 11/1/2042	1,341,043	1,307,184
4.00%, 2/1/2043	90,149	88,060
4.00%, 10/1/2043	194,381	189,189
4.00%, 11/1/2043	62,046	60,222
4.00%, 12/1/2043	62,211	60,382
4.00%, 10/1/2044	10,832	10,438
4.00%, 1/1/2045	195,918	190,608
4.00%, 3/1/2045	11,053	10,639
4.00%, 5/1/2045	557,897	537,574
4.00%, 7/1/2045	10,553	10,157
4.00%, 9/1/2045	42,597	41,001
4.00%, 12/1/2045	18,412	17,722
4.00%, 2/1/2046	977,248	954,139
4.00%, 4/1/2046	36,468	34,979
4.00%, 7/1/2046	60,911	58,426
4.00%, 10/1/2046	1,028,173	1,000,920
4.00%, 11/1/2046	551,922	533,620
4.00%, 12/1/2046	136,219	130,656
4.00%, 4/1/2047	214,026	204,700
4.00%, 7/1/2047	1,121,717	1,072,857
4.00%, 8/1/2047	97,291	93,053
4.00%, 9/1/2047	99,118	94,800
4.00%, 12/1/2047	138,135	132,118
4.00%, 2/1/2048	300,417	287,332
4.00%, 6/1/2048	232,013	221,433
4.00%, 7/1/2048	93,319	89,064
4.00%, 9/1/2048	529,817	505,657
4.00%, 11/1/2048	979,929	935,239
4.00%, 1/1/2049	589,957	565,726
4.00%, 6/1/2049	464,582	444,346
4.00%, 7/1/2049	331,734	316,047
4.00%, 8/1/2049	588,400	561,567
4.00%, 9/1/2049	120,163	114,480
4.00%, 2/1/2050	373,775	356,100
4.00%, 7/1/2050	1,037,994	990,659
4.00%, 3/1/2051	1,678,182	1,598,822
4.00%, 5/1/2051	2,816,300	2,687,871
4.00%, 7/1/2052	872,395	831,051
4.00%, 8/1/2052	1,965,622	1,869,625
4.00%, 10/1/2052	4,136,824	3,921,301
4.00%, 5/1/2053	4,766,444	4,514,120
4.00%, 10/1/2053	3,079,701	2,940,880
4.00%, 11/1/2054	5,045,393	4,766,541
4.00%, 7/1/2055	3,882,601	3,667,313
4.50%, 5/1/2038	676,294	675,251
4.50%, 9/1/2039	116,962	116,780
4.50%, 12/1/2040	11,804	11,780
4.50%, 1/1/2042	20,989	20,890
Security Description	Principal Amount	Value
4.50%, 9/1/2043	$36,363	$36,227
4.50%, 11/1/2043	4,145	4,107
4.50%, 5/1/2044	54,978	54,461
4.50%, 6/1/2044	14,668	14,530
4.50%, 2/1/2046	66,305	66,174
4.50%, 3/1/2046	224,030	222,004
4.50%, 5/1/2046	170,126	169,862
4.50%, 7/1/2046	56,995	55,932
4.50%, 11/1/2047	192,851	189,181
4.50%, 4/1/2048	81,563	80,010
4.50%, 7/1/2048	361,722	354,838
4.50%, 8/1/2048	236,031	231,538
4.50%, 12/1/2048	92,548	90,787
4.50%, 1/1/2049	30,830	30,243
4.50%, 4/1/2049	46,544	45,509
4.50%, 3/1/2050	326,885	319,618
4.50%, 7/1/2052	1,051,902	1,019,869
4.50%, 8/1/2052	10,333,171	10,014,572
4.50%, 2/1/2053	670,314	649,335
4.50%, 3/1/2053	1,548,327	1,500,343
4.50%, 8/1/2053	1,847,454	1,796,503
4.50%, 3/1/2054	6,850,376	6,631,001
4.50%, 11/1/2054	2,836,510	2,738,015
4.50%, 1/1/2055	3,380,985	3,263,584
5.00%, 1/1/2039	171,322	174,245
5.00%, 6/1/2040	54,015	54,930
5.00%, 7/1/2041	10,795	10,978
5.00%, 5/1/2042	15,198	15,456
5.00%, 11/1/2044	169,951	172,851
5.00%, 1/1/2045	9,188	9,314
5.00%, 6/1/2048	107,321	107,970
5.00%, 9/1/2048	116,952	117,660
5.00%, 3/1/2050	167,954	168,975
5.00%, 9/1/2052	1,249,639	1,240,179
5.00%, 10/1/2052	414,540	413,027
5.00%, 6/1/2053	3,594,235	3,562,512
5.00%, 10/1/2053	1,290,000	1,276,978
5.00%, 11/1/2054	1,858,533	1,836,326
5.00%, 11/1/2055	1,475,947	1,455,750
5.00%, 1/1/2056	3,969,633	3,941,279
5.00%, 2/1/2056	7,999,860	7,890,391
5.50%, 2/1/2037	8,162	8,449
5.50%, 4/1/2038	38,644	39,998
5.50%, 9/1/2040	1,212,483	1,236,258
5.50%, 9/1/2041	19,792	20,485
5.50%, 5/1/2044	215,280	222,830
5.50%, 12/1/2052	422,912	430,336
5.50%, 2/1/2053	1,790,420	1,815,721
5.50%, 5/1/2053	2,487,983	2,508,915
5.50%, 9/1/2053	3,650,033	3,681,916
5.50%, 10/1/2053	2,684,543	2,705,523
5.50%, 8/1/2054	1,582,463	1,591,691
5.50%, 12/1/2054	2,069,183	2,079,777
5.50%, 2/1/2055	7,177,674	7,221,558
5.50%, 11/1/2055	8,792,082	8,835,205
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 7/15/2037	$80,000	$87,197
6.00%, 2/1/2053	2,318,158	2,372,734
6.00%, 5/1/2053	932,638	953,229
6.00%, 7/1/2053	792,753	818,786
6.00%, 8/1/2053	1,106,638	1,130,863
6.00%, 1/1/2054	4,770,412	4,873,353
6.00%, 5/1/2054	2,935,153	2,994,219
6.00%, 8/1/2054	3,722,903	3,796,822
6.00%, 9/1/2054	5,427,832	5,535,117
6.00%, 11/1/2054	4,541,595	4,692,711
6.00%, 3/1/2055	4,661,252	4,821,498
6.00%, 7/1/2055	6,571,370	6,694,064
6.50%, 7/1/2053	657,440	680,189
6.50%, 10/1/2053	1,049,938	1,087,031
6.50%, 12/1/2053	1,265,882	1,310,604
6.50%, 6/1/2054	1,532,134	1,584,335
6.50%, 8/1/2054	5,656,318	5,904,406
6.50%, 9/1/2054	1,515,858	1,567,505
6.63%, 11/15/2030	365,000	405,559
7.00%, 11/1/2053	602,983	634,544
7.25%, 5/15/2030	75,000	84,372
2.00%, 10/1/2051	9,590,424	7,771,785
Federal National Mortgage Association-ACES:
Series 2017-M12, Class A2, 3.07%, 6/25/2027 (c)	192,236	190,169
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	217,705	214,500
Series 2018-M2, Class A2, 2.93%, 1/25/2028 (c)	191,034	187,624
Series 2019-M1, Class A2, 3.56%, 9/25/2028 (c)	704,240	695,765
Series 2020-M14, Class A2, 1.78%, 5/25/2030	451,159	412,458
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	177,988
Series 2020-M8, Class A2, 1.82%, 2/25/2030	130,799	120,326
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	725,000	636,337
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	300,000	263,631
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (c)	1,000,000	1,019,486
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	244,681
Series 2020-M52, Class A2, VRN, 1.32%, 10/25/2030 (c)	322,603	287,070
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (c)	550,000	471,267
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	54,285
Security Description	Principal Amount	Value
Series 2021-M4, Class A2, VRN, 1.47%, 2/25/2031 (c)	$280,000	$247,392
Series 2025-M1, Class 2A2, VRN, 4.80%, 1/25/2032 (c)	893,597	911,124
FREMF Mortgage Trust:
Series K533, Class A2, VRN, 4.23%, 12/25/2029 (c)	300,000	300,340
Series K759, Class A2, VRN, 4.80%, 1/25/2032 (c)	1,500,000	1,533,552
Series K760, Class A2, VRN, 4.55%, 1/25/2032 (c)	800,000	808,333
Government National Mortgage Association:
2.00%, 9/20/2050	530,896	438,661
2.00%, 12/20/2050	10,358,188	8,548,604
2.00%, 1/20/2051	3,880,163	3,201,533
2.00%, 2/20/2051	2,898,485	2,391,670
2.00%, 4/20/2051	3,063,674	2,527,975
2.00%, 5/20/2051	1,631,767	1,346,444
2.00%, 6/20/2051	4,658,703	3,844,105
2.00%, 8/20/2051	2,805,328	2,314,802
2.00%, 9/20/2051	5,322,138	4,391,535
2.00%, 12/20/2051	2,945,504	2,430,467
2.00%, 1/20/2052	5,152,807	4,251,812
2.00%, 3/20/2052	4,183,641	3,451,999
2.00%, 4/20/2052	2,287,934	1,887,817
2.00%, 5/20/2052	2,958,790	2,441,352
2.50%, 12/20/2046	2,547,905	2,221,655
2.50%, 4/20/2050	2,839,192	2,444,789
2.50%, 8/20/2050	2,571,549	2,213,927
2.50%, 9/20/2050	1,825,895	1,571,899
2.50%, 10/20/2050	1,518,735	1,307,409
2.50%, 11/20/2050	2,794,520	2,405,565
2.50%, 12/20/2050	1,183,360	1,018,608
2.50%, 1/20/2051	2,894,503	2,491,407
2.50%, 4/20/2051	1,715,304	1,475,415
2.50%, 7/20/2051	5,266,148	4,529,666
2.50%, 8/20/2051	2,634,311	2,265,897
2.50%, 9/20/2051	15,140,702	13,023,243
2.50%, 10/20/2051	2,093,712	1,800,902
2.50%, 1/20/2052	2,479,286	2,132,553
2.50%, 3/20/2052	746,491	642,123
2.50%, 4/20/2052	795,405	684,198
2.50%, 5/20/2052	4,023,113	3,460,637
3.00%, 1/20/2043	169,543	156,028
3.00%, 5/20/2043	83,793	77,103
3.00%, 12/20/2044	12,754	11,665
3.00%, 3/20/2045	6,422	5,829
3.00%, 4/20/2045	19,767	17,940
3.00%, 6/20/2045	303,896	275,809
3.00%, 7/20/2045	20,146	18,284
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 8/20/2045	$20,163	$18,300
3.00%, 2/20/2046	578,471	532,289
3.00%, 3/20/2046	177,888	161,152
3.00%, 4/20/2046	1,000,839	906,675
3.00%, 5/20/2046	29,543	26,764
3.00%, 7/20/2046	18,890	17,112
3.00%, 8/20/2046	61,579	55,785
3.00%, 9/20/2046	43,508	39,415
3.00%, 10/20/2046	1,197,226	1,084,585
3.00%, 11/20/2046	81,167	73,645
3.00%, 12/20/2046	324,893	294,326
3.00%, 2/20/2047	170,442	154,406
3.00%, 4/20/2047	240,381	217,179
3.00%, 6/20/2047	72,890	65,855
3.00%, 7/20/2047	135,644	122,551
3.00%, 8/20/2047	67,670	61,138
3.00%, 10/20/2047	99,373	89,781
3.00%, 1/20/2048	377,273	340,858
3.00%, 2/20/2048	222,072	200,637
3.00%, 3/20/2048	371,287	335,449
3.00%, 11/20/2049	606,512	543,842
3.00%, 12/20/2049	1,735,067	1,555,784
3.00%, 2/20/2050	1,248,904	1,119,044
3.00%, 3/20/2050	2,777,640	2,485,536
3.00%, 6/20/2050	1,023,614	915,759
3.00%, 7/20/2050	1,273,424	1,140,048
3.00%, 12/20/2050	1,517,551	1,358,076
3.00%, 5/20/2051	1,911,551	1,708,504
3.00%, 8/20/2051	3,124,345	2,791,748
3.00%, 9/20/2051	2,620,260	2,341,122
3.00%, 12/20/2051	2,121,746	1,895,222
3.00%, 3/20/2052	1,885,610	1,683,473
3.00%, 4/20/2052	6,796,459	6,067,879
3.00%, 5/20/2052	1,349,670	1,204,986
3.00%, 6/20/2052	1,014,788	906,003
3.50%, 10/20/2042	131,286	124,065
3.50%, 1/20/2043	570,831	539,432
3.50%, 5/20/2043	20,374	19,233
3.50%, 9/20/2043	13,210	12,470
3.50%, 11/20/2043	111,489	105,246
3.50%, 6/20/2044	495,313	467,100
3.50%, 10/20/2044	11,287	10,644
3.50%, 12/20/2044	7,320	6,903
3.50%, 3/20/2045	6,489	6,086
3.50%, 4/20/2045	21,494	20,158
3.50%, 6/20/2045	287,789	269,939
3.50%, 10/20/2045	567,131	531,954
3.50%, 1/20/2046	1,978,688	1,855,959
3.50%, 3/20/2046	45,290	42,435
3.50%, 4/20/2046	24,276	22,745
3.50%, 5/20/2046	24,340	22,761
3.50%, 6/20/2046	373,532	349,983
3.50%, 7/20/2046	58,785	55,079
3.50%, 10/20/2046	121,223	113,581
3.50%, 11/20/2046	415,802	389,588
Security Description	Principal Amount	Value
3.50%, 12/20/2046	$272,778	$255,581
3.50%, 5/20/2047	179,010	167,967
3.50%, 6/20/2047	121,130	113,658
3.50%, 7/20/2047	94,213	88,402
3.50%, 8/20/2047	151,404	142,064
3.50%, 9/20/2047	60,677	56,934
3.50%, 10/20/2047	59,064	55,421
3.50%, 11/20/2047	749,084	702,874
3.50%, 12/20/2047	3,421,440	3,210,376
3.50%, 6/20/2048	87,405	82,013
3.50%, 8/20/2048	63,072	59,078
3.50%, 8/20/2049	222,613	207,757
3.50%, 9/20/2049	654,094	610,442
3.50%, 12/20/2049	133,486	124,577
3.50%, 2/20/2050	221,534	206,750
3.50%, 7/20/2050	313,458	292,539
3.50%, 10/20/2050	1,231,363	1,149,185
3.50%, 6/20/2052	2,731,102	2,523,543
3.50%, 7/20/2052	565,714	522,677
3.50%, 10/20/2052	3,056,467	2,823,234
3.50%, 12/20/2052	2,098,239	1,938,614
3.50%, 6/20/2053	840,894	784,304
3.50%, 12/20/2054	2,931,999	2,688,236
3.50%, 9/20/2055	3,815,339	3,497,886
4.00%, 4/15/2040	14,715	14,318
4.00%, 2/20/2042	6,150	5,942
4.00%, 7/20/2042	4,390	4,242
4.00%, 7/15/2044	13,986	13,414
4.00%, 8/20/2044	8,018	7,691
4.00%, 10/20/2044	71,265	68,352
4.00%, 5/15/2045	6,277	6,013
4.00%, 6/15/2045	18,949	18,153
4.00%, 8/20/2045	6,987	6,699
4.00%, 11/20/2045	87,717	84,100
4.00%, 2/20/2046	68,809	65,972
4.00%, 5/20/2046	70,455	67,550
4.00%, 6/20/2046	48,045	45,998
4.00%, 1/20/2047	140,476	134,490
4.00%, 3/20/2047	57,294	54,852
4.00%, 4/20/2047	107,223	102,462
4.00%, 5/20/2047	73,698	70,426
4.00%, 7/20/2047	72,622	69,398
4.00%, 8/20/2047	32,647	31,197
4.00%, 1/20/2048	51,002	48,738
4.00%, 5/20/2048	891,684	851,643
4.00%, 6/20/2048	1,310,924	1,252,057
4.00%, 8/20/2048	273,669	261,284
4.00%, 10/20/2048	114,993	109,830
4.00%, 11/20/2048	92,308	88,163
4.00%, 4/20/2049	77,930	74,322
4.00%, 6/20/2049	173,242	165,222
4.00%, 7/20/2049	95,498	91,062
4.00%, 1/20/2050	143,609	136,960
4.00%, 3/20/2050	266,888	254,532
4.00%, 9/20/2052	2,679,621	2,538,936
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/20/2052	$2,935,672	$2,780,325
4.00%, 11/20/2052	3,317,829	3,140,096
4.00%, 4/20/2053	813,530	769,950
4.00%, 12/20/2054	3,979,680	3,730,488
4.00%, 5/20/2055	1,486,343	1,391,595
4.50%, 1/20/2044	39,485	39,145
4.50%, 11/20/2044	10,707	10,611
4.50%, 12/20/2044	9,142	9,059
4.50%, 4/20/2046	46,638	46,216
4.50%, 6/20/2046	32,301	32,023
4.50%, 7/20/2046	41,762	41,385
4.50%, 4/20/2047	112,758	111,238
4.50%, 8/20/2047	33,803	33,347
4.50%, 11/20/2047	302,713	297,833
4.50%, 12/20/2047	18,616	18,316
4.50%, 11/20/2048	104,817	102,979
4.50%, 7/20/2049	108,005	106,111
4.50%, 10/20/2052	1,206,524	1,175,087
4.50%, 12/20/2052	2,325,230	2,264,284
4.50%, 1/20/2053	1,883,193	1,833,542
4.50%, 3/20/2053	2,703,896	2,632,189
4.50%, 6/20/2053	833,575	810,594
4.50%, 7/20/2053	2,832,007	2,756,274
4.50%, 2/20/2054	911,377	883,897
4.50%, 10/20/2054	4,632,184	4,479,826
4.50%, 2/20/2055	2,435,361	2,352,535
4.50%, 5/20/2055	1,977,692	1,909,802
4.50%, 10/20/2055	3,500,723	3,380,550
5.00%, 6/15/2040	7,033	7,165
5.00%, 10/15/2041	42,154	42,958
5.00%, 3/20/2044	16,567	16,875
5.00%, 12/20/2045	64,452	65,650
5.00%, 1/20/2048	74,182	75,067
5.00%, 5/20/2048	54,961	55,304
5.00%, 9/20/2048	94,374	95,054
5.00%, 3/20/2050	111,158	112,486
5.00%, 11/20/2052	1,176,914	1,173,582
5.00%, 1/20/2053	759,346	757,097
5.00%, 4/20/2053	835,275	831,480
5.00%, 5/20/2053	1,968,563	1,963,894
5.00%, 7/20/2053	3,800,785	3,781,617
5.00%, 5/20/2054	1,325,585	1,316,043
5.00%, 7/20/2054	1,448,893	1,439,096
5.00%, 1/20/2055	8,837,864	8,764,866
5.00%, 5/20/2055	1,901,127	1,884,619
5.00%, 6/20/2055	2,405,607	2,384,720
5.00%, 12/20/2055	4,002,311	3,966,201
5.00%, 1/20/2056	5,980,361	5,928,434
5.50%, 10/20/2043	12,716	13,163
5.50%, 5/20/2045	163,861	169,805
5.50%, 5/20/2053	2,339,591	2,376,619
5.50%, 7/20/2053	841,898	853,917
5.50%, 8/20/2053	1,764,456	1,789,425
5.50%, 2/20/2054	3,534,985	3,582,794
5.50%, 5/20/2054	2,318,930	2,344,570
Security Description	Principal Amount	Value
5.50%, 8/20/2054	$1,498,538	$1,514,549
5.50%, 9/20/2054	5,369,282	5,421,061
5.50%, 12/20/2054	3,668,361	3,705,078
5.50%, 2/20/2055	3,178,826	3,199,936
5.50%, 3/20/2055	4,224,667	4,252,846
5.50%, 6/20/2055	7,687,658	7,742,457
5.50%, 7/20/2055	1,947,339	1,961,517
6.00%, 12/20/2052	534,167	548,446
6.00%, 8/20/2053	527,129	538,761
6.00%, 9/20/2053	670,236	685,025
6.00%, 2/20/2054	4,512,081	4,611,642
6.00%, 6/20/2054	587,133	598,031
6.00%, 9/20/2054	3,443,740	3,507,662
6.00%, 2/20/2055	2,436,382	2,476,997
6.00%, 3/20/2055	4,630,078	4,707,262
6.00%, 6/20/2055	788,528	801,948
6.50%, 1/20/2054	896,354	935,681
6.50%, 6/20/2054	1,837,746	1,910,255
6.50%, 8/20/2054	683,331	710,261
6.50%, 3/20/2055	1,820,816	1,889,717
6.50%, 9/20/2055	1,998,655	2,074,464
Government National Mortgage Association, TBA:
2.00%, 4/20/2056 (e)	5,250,000	4,329,449
2.50%, 4/20/2056 (e)	5,500,000	4,728,048
3.00%, 4/20/2056 (e)	6,050,000	5,397,725
3.50%, 4/20/2056 (e)	6,100,000	5,591,583
4.00%, 4/20/2056 (e)	4,250,000	3,977,584
4.50%, 4/20/2056 (e)	4,300,000	4,150,063
5.00%, 4/20/2056 (e)	8,625,000	8,536,318
5.50%, 4/20/2056 (e)	5,825,000	5,859,542
6.00%, 4/20/2056 (e)	7,050,000	7,166,043
6.50%, 4/20/2055 (e)	3,000,000	3,116,820
Tennessee Valley Authority:
1.50%, 9/15/2031	75,000	65,384
3.50%, 12/15/2042	525,000	434,788
3.88%, 3/15/2028	412,000	412,111
4.25%, 9/15/2065	350,000	284,811
4.38%, 8/1/2034	180,000	179,945
4.88%, 5/15/2035	1,335,000	1,373,919
5.25%, 9/15/2039	150,000	157,219
5.25%, 2/1/2055	350,000	345,170
Uniform Mortgage-Backed Security, TBA:
2.00%, 4/1/2041 (e)	3,950,000	3,633,099
2.00%, 4/1/2056 (e)	12,450,000	10,020,034
2.50%, 4/1/2041 (e)	3,225,000	3,045,861
2.50%, 4/1/2056 (e)	7,500,000	6,307,995
3.00%, 4/1/2056 (e)	9,850,000	8,659,775
3.50%, 4/1/2056 (e)	6,400,000	5,864,787
4.00%, 4/1/2041 (e)	2,000,000	1,952,466
4.00%, 4/1/2056 (e)	5,750,000	5,423,423
4.50%, 4/1/2040 (e)	2,750,000	2,730,591
4.50%, 4/1/2056 (e)	1,500,000	1,446,390
5.00%, 4/1/2040 (e)	2,000,000	2,014,660
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/1/2056 (e)	$14,500,000	$14,295,260
5.50%, 4/1/2040 (e)	2,975,000	3,032,983
5.50%, 4/1/2056 (e)	11,400,000	11,450,958
6.00%, 4/1/2056 (e)	12,175,000	12,405,473
6.50%, 4/1/2056 (e)	6,200,000	6,413,466
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,566,968,367)		1,513,389,851
U.S. TREASURY OBLIGATIONS — 45.7%
U.S. Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,795,055
1.13%, 8/15/2040	8,500,000	5,297,891
1.25%, 5/15/2050	7,750,000	3,677,617
1.38%, 11/15/2040	11,250,000	7,243,945
1.38%, 8/15/2050	10,350,000	5,058,562
1.63%, 11/15/2050	4,000,000	2,086,875
1.75%, 8/15/2041	20,000,000	13,371,875
1.88%, 2/15/2041	11,850,000	8,209,828
1.88%, 2/15/2051	10,500,000	5,829,141
1.88%, 11/15/2051	8,250,000	4,532,344
2.00%, 11/15/2041	14,750,000	10,200,547
2.00%, 2/15/2050	8,300,000	4,830,859
2.00%, 8/15/2051	9,750,000	5,549,883
2.25%, 5/15/2041	5,000,000	3,643,750
2.25%, 8/15/2046	3,425,000	2,231,602
2.25%, 8/15/2049	9,000,000	5,596,875
2.25%, 2/15/2052	8,650,000	5,211,625
2.38%, 2/15/2042	11,250,000	8,198,437
2.38%, 11/15/2049	2,500,000	1,592,969
2.38%, 5/15/2051	5,900,000	3,690,266
2.50%, 2/15/2045	3,340,000	2,342,697
2.50%, 2/15/2046	3,400,000	2,344,938
2.50%, 5/15/2046	1,850,000	1,271,008
2.75%, 8/15/2042	900,000	687,797
2.75%, 11/15/2042	1,500,000	1,140,469
2.75%, 8/15/2047	1,700,000	1,203,016
2.75%, 11/15/2047	3,400,000	2,398,594
2.88%, 5/15/2043	1,850,000	1,420,742
2.88%, 8/15/2045	4,480,000	3,325,700
2.88%, 11/15/2046 (a)	2,500,000	1,826,953
2.88%, 5/15/2049	2,450,000	1,741,031
2.88%, 5/15/2052	5,750,000	3,987,266
3.00%, 5/15/2042	325,000	258,883
3.00%, 11/15/2044	3,075,000	2,353,336
3.00%, 5/15/2045	1,875,000	1,426,758
3.00%, 11/15/2045	1,900,000	1,436,281
3.00%, 2/15/2047	2,200,000	1,639,688
3.00%, 5/15/2047	3,300,000	2,452,312
3.00%, 2/15/2048	3,200,000	2,360,000
3.00%, 8/15/2048	2,950,000	2,164,563
3.00%, 2/15/2049	10,150,000	7,412,672
3.00%, 8/15/2052	5,600,000	3,981,250
3.13%, 11/15/2041	350,000	286,344
Security Description	Principal Amount	Value
3.13%, 2/15/2042	$725,000	$590,422
3.13%, 2/15/2043	1,075,000	860,336
3.13%, 8/15/2044	5,500,000	4,310,625
3.13%, 5/15/2048	2,375,000	1,786,816
3.25%, 5/15/2042	8,500,000	7,004,531
3.38%, 8/15/2042	8,000,000	6,682,500
3.38%, 5/15/2044	1,900,000	1,552,656
3.38%, 11/15/2048	5,600,000	4,388,125
3.50%, 2/15/2039	1,000,000	901,563
3.63%, 8/15/2043	1,600,000	1,366,000
3.63%, 2/15/2044	2,725,000	2,314,547
3.63%, 2/15/2053	9,500,000	7,623,750
3.63%, 5/15/2053	9,250,000	7,415,898
3.75%, 8/15/2041	2,000,000	1,783,438
3.75%, 11/15/2043	1,425,000	1,234,406
3.88%, 8/15/2040	750,000	687,070
3.88%, 2/15/2043	12,500,000	11,105,469
3.88%, 5/15/2043	13,500,000	11,968,594
4.00%, 11/15/2042	19,500,000	17,647,500
4.00%, 11/15/2052	9,250,000	7,947,773
4.13%, 8/15/2044	9,750,000	8,843,555
4.13%, 8/15/2053	13,250,000	11,622,734
4.25%, 5/15/2039	1,500,000	1,453,828
4.25%, 11/15/2040	1,500,000	1,429,688
4.25%, 2/15/2054	12,400,000	11,107,687
4.25%, 8/15/2054	11,500,000	10,299,687
4.38%, 2/15/2038	650,000	648,477
4.38%, 11/15/2039	1,250,000	1,217,969
4.38%, 5/15/2040	575,000	558,379
4.38%, 5/15/2041	300,000	288,891
4.38%, 8/15/2043	6,750,000	6,371,367
4.50%, 2/15/2036	1,500,000	1,528,359
4.50%, 5/15/2038	200,000	201,313
4.50%, 8/15/2039	650,000	643,602
4.50%, 2/15/2044	11,500,000	10,995,078
4.50%, 11/15/2054	17,250,000	16,115,273
4.63%, 2/15/2040	5,400,000	5,391,562
4.63%, 5/15/2044	12,000,000	11,638,125
4.63%, 11/15/2044	15,000,000	14,512,500
4.63%, 11/15/2045	14,000,000	13,503,437
4.63%, 2/15/2046 (a)	13,000,000	12,528,750
4.63%, 5/15/2054	11,750,000	11,204,727
4.63%, 2/15/2055	16,500,000	15,734,297
4.63%, 11/15/2055	17,000,000	16,237,656
4.75%, 2/15/2037	350,000	362,250
4.75%, 2/15/2041	650,000	653,250
4.75%, 11/15/2043	9,000,000	8,890,312
4.75%, 2/15/2045	20,500,000	20,144,453
4.75%, 11/15/2053	14,125,000	13,734,355
4.75%, 5/15/2055	22,500,000	21,905,859
4.75%, 8/15/2055	18,500,000	18,023,047
4.75%, 2/15/2056	15,500,000	15,112,500
4.88%, 8/15/2045	18,000,000	17,943,750
5.00%, 5/15/2037	300,000	317,344
5.00%, 5/15/2045	25,500,000	25,834,687
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 11/15/2028	$450,000	$465,012
6.25%, 5/15/2030	5,000,000	5,432,812
U.S. Treasury Notes:
0.38%, 7/31/2027	2,000,000	1,910,703
0.38%, 9/30/2027	6,000,000	5,699,766
0.50%, 4/30/2027	3,000,000	2,896,992
0.50%, 5/31/2027	2,500,000	2,406,152
0.50%, 6/30/2027	4,500,000	4,320,000
0.50%, 8/31/2027	4,000,000	3,817,969
0.50%, 10/31/2027	9,750,000	9,253,740
0.63%, 11/30/2027	9,550,000	9,059,070
0.63%, 12/31/2027	6,000,000	5,676,562
0.63%, 5/15/2030 (a)	10,900,000	9,546,016
0.63%, 8/15/2030	23,750,000	20,621,680
0.75%, 1/31/2028	6,500,000	6,148,086
0.88%, 11/15/2030	20,500,000	17,868,633
1.00%, 7/31/2028	7,000,000	6,564,141
1.13%, 2/29/2028	9,500,000	9,031,309
1.13%, 8/31/2028 (a)	20,000,000	18,767,188
1.13%, 2/15/2031	22,000,000	19,286,094
1.25%, 3/31/2028	6,000,000	5,706,094
1.25%, 4/30/2028	14,000,000	13,286,875
1.25%, 5/31/2028	5,500,000	5,209,102
1.25%, 6/30/2028	11,000,000	10,396,719
1.25%, 9/30/2028	14,000,000	13,149,062
1.25%, 8/15/2031	18,500,000	16,054,531
1.38%, 10/31/2028	15,500,000	14,576,055
1.38%, 12/31/2028	13,500,000	12,644,649
1.38%, 11/15/2031 (a)	11,000,000	9,539,062
1.50%, 11/30/2028	20,000,000	18,834,375
1.50%, 2/15/2030	12,850,000	11,758,754
1.63%, 8/15/2029	7,250,000	6,746,465
1.63%, 5/15/2031	16,250,000	14,492,969
1.75%, 1/31/2029	5,000,000	4,722,656
1.75%, 11/15/2029 (a)	3,000,000	2,788,359
1.88%, 2/28/2029	10,750,000	10,176,387
1.88%, 2/15/2032	8,500,000	7,537,773
2.25%, 8/15/2027	2,000,000	1,957,813
2.25%, 11/15/2027	4,750,000	4,632,178
2.38%, 5/15/2027	7,900,000	7,775,945
2.38%, 3/31/2029	3,750,000	3,596,484
2.38%, 5/15/2029	9,350,000	8,953,356
2.63%, 5/31/2027	7,000,000	6,905,391
2.63%, 2/15/2029	14,450,000	13,980,375
2.63%, 7/31/2029	4,000,000	3,847,188
2.75%, 4/30/2027	5,000,000	4,945,898
2.75%, 7/31/2027	5,500,000	5,423,301
2.75%, 2/15/2028	10,250,000	10,053,408
2.75%, 5/31/2029	4,000,000	3,870,625
2.75%, 8/15/2032	15,500,000	14,336,289
2.88%, 5/15/2028	14,000,000	13,734,219
2.88%, 8/15/2028	13,750,000	13,458,887
2.88%, 4/30/2029	5,250,000	5,103,984
2.88%, 5/15/2032	16,500,000	15,432,656
3.13%, 8/31/2027	10,000,000	9,902,344
Security Description	Principal Amount	Value
3.13%, 11/15/2028	$15,500,000	$15,231,172
3.13%, 8/31/2029	8,000,000	7,811,875
3.25%, 6/30/2027	8,500,000	8,441,230
3.25%, 6/30/2029	8,000,000	7,855,625
3.38%, 9/15/2027 (a)	19,500,000	19,373,555
3.38%, 11/30/2027	15,000,000	14,890,430
3.38%, 12/31/2027 (a)	16,750,000	16,622,412
3.38%, 2/29/2028 (a)	26,500,000	26,294,004
3.38%, 9/15/2028	15,000,000	14,845,312
3.38%, 5/15/2033	14,500,000	13,811,250
3.50%, 9/30/2027	15,000,000	14,927,344
3.50%, 10/31/2027	24,000,000	23,875,313
3.50%, 1/31/2028	5,000,000	4,971,875
3.50%, 4/30/2028	5,250,000	5,216,777
3.50%, 10/15/2028	13,000,000	12,900,469
3.50%, 11/15/2028	15,000,000	14,879,297
3.50%, 12/15/2028	13,500,000	13,389,258
3.50%, 1/15/2029 (a)	12,000,000	11,898,750
3.50%, 2/15/2029	22,000,000	21,810,937
3.50%, 3/15/2029	12,000,000	11,895,000
3.50%, 9/30/2029	15,000,000	14,820,703
3.50%, 1/31/2030	8,500,000	8,381,133
3.50%, 4/30/2030	4,000,000	3,939,375
3.50%, 11/30/2030	17,500,000	17,178,711
3.50%, 2/28/2031	20,000,000	19,612,500
3.50%, 2/15/2033	11,500,000	11,066,953
3.63%, 8/31/2027	20,000,000	19,942,188
3.63%, 3/31/2028	7,500,000	7,473,340
3.63%, 5/31/2028	6,200,000	6,175,781
3.63%, 8/15/2028	15,000,000	14,936,719
3.63%, 8/31/2029	11,500,000	11,412,852
3.63%, 3/31/2030	9,000,000	8,907,891
3.63%, 8/31/2030	17,000,000	16,792,812
3.63%, 9/30/2030	20,500,000	20,246,953
3.63%, 10/31/2030	15,000,000	14,806,641
3.63%, 12/31/2030	18,000,000	17,756,719
3.63%, 9/30/2031	7,000,000	6,867,656
3.75%, 4/30/2027	18,000,000	17,992,969
3.75%, 6/30/2027	25,000,000	24,980,469
3.75%, 8/15/2027	10,000,000	9,987,891
3.75%, 4/15/2028	12,500,000	12,483,398
3.75%, 5/15/2028	13,000,000	12,981,719
3.75%, 12/31/2028	10,000,000	9,980,469
3.75%, 5/31/2030	6,500,000	6,460,898
3.75%, 6/30/2030	10,000,000	9,935,156
3.75%, 12/31/2030	6,000,000	5,948,906
3.75%, 1/31/2031	15,000,000	14,873,437
3.75%, 8/31/2031	6,500,000	6,419,766
3.75%, 10/31/2032	13,000,000	12,729,844
3.75%, 11/30/2032	15,000,000	14,681,250
3.75%, 2/28/2033 (a)	10,000,000	9,773,437
3.88%, 5/31/2027	16,000,000	16,010,000
3.88%, 7/31/2027	16,500,000	16,507,734
3.88%, 10/15/2027	9,500,000	9,506,309
3.88%, 11/30/2027	3,500,000	3,502,051
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 12/31/2027	$11,000,000	$11,007,734
3.88%, 3/15/2028	12,500,000	12,514,648
3.88%, 6/15/2028	15,000,000	15,022,266
3.88%, 7/15/2028	12,500,000	12,515,625
3.88%, 9/30/2029	6,500,000	6,500,508
3.88%, 11/30/2029	3,500,000	3,499,453
3.88%, 12/31/2029	6,500,000	6,496,953
3.88%, 4/30/2030 (a)	17,000,000	16,982,734
3.88%, 6/30/2030 (a)	20,000,000	19,970,313
3.88%, 7/31/2030 (a)	17,000,000	16,972,109
3.88%, 8/31/2032	15,000,000	14,812,500
3.88%, 9/30/2032	11,000,000	10,857,344
3.88%, 12/31/2032 (a)	12,000,000	11,827,500
3.88%, 8/15/2033	13,250,000	13,007,773
3.88%, 8/15/2034	23,000,000	22,414,219
4.00%, 12/15/2027	12,500,000	12,534,180
4.00%, 2/29/2028	5,000,000	5,016,602
4.00%, 6/30/2028	7,000,000	7,029,531
4.00%, 1/31/2029	9,500,000	9,543,789
4.00%, 7/31/2029	14,000,000	14,063,437
4.00%, 10/31/2029	5,000,000	5,019,922
4.00%, 2/28/2030 (a)	12,000,000	12,045,000
4.00%, 3/31/2030	15,000,000	15,055,078
4.00%, 5/31/2030	18,750,000	18,815,918
4.00%, 7/31/2030	5,000,000	5,016,406
4.00%, 1/31/2031	8,000,000	8,016,250
4.00%, 4/30/2032	15,500,000	15,444,297
4.00%, 6/30/2032	10,000,000	9,956,250
4.00%, 7/31/2032	10,000,000	9,950,781
4.00%, 1/31/2033	10,000,000	9,925,000
4.00%, 2/15/2034 (a)	22,500,000	22,197,656
4.00%, 11/15/2035	26,700,000	26,045,016
4.13%, 9/30/2027	3,000,000	3,012,539
4.13%, 10/31/2027	4,350,000	4,367,672
4.13%, 11/15/2027	21,500,000	21,592,383
4.13%, 7/31/2028	7,850,000	7,903,969
4.13%, 3/31/2029	12,500,000	12,604,492
4.13%, 10/31/2029	12,000,000	12,098,438
4.13%, 11/30/2029	11,500,000	11,595,234
4.13%, 8/31/2030	3,600,000	3,627,844
4.13%, 3/31/2031	8,000,000	8,056,875
4.13%, 7/31/2031	15,500,000	15,599,297
4.13%, 10/31/2031	7,500,000	7,539,844
4.13%, 11/30/2031	7,500,000	7,536,914
4.13%, 2/29/2032	12,500,000	12,546,875
4.13%, 3/31/2032	11,000,000	11,038,672
4.13%, 5/31/2032	12,000,000	12,032,813
4.13%, 11/15/2032	12,500,000	12,505,859
4.13%, 2/15/2036 (a)	12,000,000	11,812,500
4.25%, 1/15/2028	12,000,000	12,085,313
4.25%, 2/15/2028	27,500,000	27,712,695
4.25%, 2/28/2029	15,500,000	15,678,008
4.25%, 6/30/2029	13,000,000	13,160,469
4.25%, 1/31/2030	16,000,000	16,201,250
4.25%, 2/28/2031 (a)	10,500,000	10,636,172
Security Description	Principal Amount	Value
4.25%, 6/30/2031	$9,500,000	$9,619,492
4.25%, 11/15/2034	19,500,000	19,493,906
4.25%, 5/15/2035	22,000,000	21,941,562
4.25%, 8/15/2035	24,500,000	24,411,953
4.38%, 7/15/2027	13,000,000	13,089,375
4.38%, 8/31/2028	6,000,000	6,075,469
4.38%, 11/30/2028	8,000,000	8,111,250
4.38%, 12/31/2029	15,000,000	15,254,297
4.38%, 11/30/2030	7,750,000	7,890,469
4.38%, 1/31/2032	11,500,000	11,696,758
4.38%, 5/15/2034	18,000,000	18,188,437
4.50%, 4/15/2027 (a)	4,500,000	4,534,102
4.50%, 5/15/2027	10,500,000	10,577,109
4.50%, 5/31/2029	14,500,000	14,782,070
4.50%, 12/31/2031	7,500,000	7,679,297
4.50%, 11/15/2033 (a)	13,500,000	13,780,547
4.63%, 6/15/2027	14,500,000	14,635,937
4.63%, 9/30/2028	8,500,000	8,662,695
4.63%, 4/30/2029	11,500,000	11,760,547
4.63%, 9/30/2030	5,750,000	5,913,965
4.63%, 4/30/2031	7,500,000	7,722,656
4.63%, 5/31/2031	11,000,000	11,326,562
4.63%, 2/15/2035	21,750,000	22,314,141
4.88%, 10/31/2028	8,000,000	8,204,375
4.88%, 10/31/2030	5,500,000	5,713,555
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,851,811,209)		2,758,205,124
MUNICIPAL BONDS & NOTES — 0.3%
CALIFORNIA — 0.1%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	500,000	331,538
Series S3, 6.91%, 10/1/2050	25,000	28,088
California State University Revenue, CA Series B, 3.90%, 11/1/2047	100,000	80,749
Regents of the University of California Medical Center Pooled Revenue, CA:
Series Q, 4.13%, 5/15/2032	500,000	492,029
Series H, 6.55%, 5/15/2048	50,000	53,051
San Jose Redevelopment Successor Agency, Special Obligation, CA Series A-T, 3.38%, 8/1/2034	275,000	257,699
State of California, General Obligation, CA:
3.50%, 4/1/2028	250,000	248,135
5.10%, 9/1/2035	350,000	356,511
5.20%, 3/1/2043	1,250,000	1,240,988
7.30%, 10/1/2039	1,375,000	1,579,597
7.50%, 4/1/2034	100,000	114,882
7.55%, 4/1/2039	850,000	1,009,012
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
7.60%, 11/1/2040	$250,000	$299,876
		6,092,155
FLORIDA — 0.0% *
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	125,000	113,920
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	50,000	48,635
Series A, 2.15%, 7/1/2030	50,000	46,019
Series A, 5.53%, 7/1/2034	350,000	366,746
		575,320
GEORGIA — 0.0% *
Municipal Electric Authority of Georgia Revenue, GA 6.66%, 4/1/2057	152,000	164,000
ILLINOIS — 0.0% *
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	30,000	26,081
Series C, 4.57%, 1/1/2054	30,000	26,063
City of Chicago, General Obligation, IL Series A, 5.88%, 1/1/2031	500,000	501,917
Sales Tax Securitization Corp. Revenue, IL Series B, 3.59%, 1/1/2043	275,000	234,396
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	1,439,706	1,466,496
6.63%, 2/1/2035	138,461	144,989
7.35%, 7/1/2035	71,429	76,797
		2,476,739
LOUISIANA — 0.0% *
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series A, 4.48%, 8/1/2039	500,000	481,955
MARYLAND — 0.0% *
Maryland Economic Development Corp. Revenue, MD 5.43%, 5/31/2056	600,000	582,901
MICHIGAN — 0.0% *
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	750,000	568,726
University of Michigan Revenue, MI Series A, 4.45%, 4/1/2122	1,300,000	1,007,639
		1,576,365
Security Description	Principal Amount	Value
MISSOURI — 0.0% *
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 3.23%, 5/15/2050	$300,000	$209,350
Series A, 3.65%, 8/15/2057	100,000	71,778
		281,128
NEW JERSEY — 0.0% *
New Jersey Turnpike Authority Revenue, NJ:
Series A, 7.10%, 1/1/2041	100,000	115,366
Series F, 7.41%, 1/1/2040	1,000,000	1,182,025
Rutgers The State University of New Jersey Revenue, NJ Series P, 3.92%, 5/1/2119	35,000	23,064
		1,320,455
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series D-1, 5.11%, 10/1/2054	500,000	456,719
Series B-1, 5.83%, 10/1/2053	300,000	304,421
Series H, 6.39%, 2/1/2055	500,000	521,536
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.44%, 6/15/2043	25,000	24,097
New York State Dormitory Authority Revenue, NY Series B, 5.83%, 7/1/2055	350,000	363,771
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	500,000	361,836
3.18%, 7/15/2060	1,000,000	644,755
Series 210, 4.03%, 9/1/2048	125,000	102,003
4.46%, 10/1/2062	490,000	410,722
Series 192, 4.81%, 10/15/2065	25,000	22,390
5.65%, 11/1/2040	100,000	104,533
		3,316,783
OHIO — 0.0% *
American Municipal Power, Inc. Revenue, OH Series B, 7.83%, 2/15/2041	150,000	181,125
OREGON — 0.0% *
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	750,000	572,609
PENNSYLVANIA — 0.0% *
Commonwealth Financing Authority Revenue, PA:
Series A, 2.99%, 6/1/2042	750,000	574,687
Series A, 4.14%, 6/1/2038	125,000	117,027
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	$100,000	$61,758
		753,472
TEXAS — 0.1%
City of San Antonio Electric & Gas Systems Revenue, TX Series A, 5.57%, 2/1/2050	350,000	349,449
Dallas Area Rapid Transit Revenue, TX:
Series A, 2.61%, 12/1/2048	500,000	338,234
5.02%, 12/1/2048	100,000	92,329
Dallas Fort Worth International Airport Revenue, TX:
Series A, 2.99%, 11/1/2038	250,000	214,922
Series A, 4.51%, 11/1/2051	750,000	638,089
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	65,000	45,188
Permanent University Fund - University of Texas System Revenue, TX Series A, 3.38%, 7/1/2047	150,000	112,951
Texas Natural Gas Securitization Finance Corp. Revenue, TX 5.17%, 4/1/2041	400,000	405,113
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	500,000	398,584
		2,594,859
VIRGINIA — 0.0% *
University of Virginia Revenue, VA:
2.26%, 9/1/2050	150,000	85,704
Series C, 4.18%, 9/1/2117	50,000	36,327
		122,031
TOTAL MUNICIPAL BONDS & NOTES (Cost $23,432,707)		21,091,897
MORTGAGE-BACKED SECURITIES — 0.4%
Bank:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	87,974
Series 2017-BNK8, Class B, 3.95%, 11/15/2050 (c)	50,000	46,469
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	142,313
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	99,722
Security Description	Principal Amount	Value
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	$100,000	$96,216
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	94,736
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	47,266
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	188,640
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	83,300
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	440,144
Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	207,731
Series 2021-BN32, Class A5, 2.64%, 4/15/2054 (c)	300,000	272,761
Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	439,041
Bank5 Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	1,148,601	1,180,727
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	145,275
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	223,027
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	223,501
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	450,000	404,879
Series 2023-C19, Class A5, 5.45%, 4/15/2056	200,000	205,989
Series 2023-C20, Class A5, 5.58%, 7/15/2056	100,000	103,756
Series 2024-C24, Class A5, 5.42%, 2/15/2057	400,000	411,196
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	128,426
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	99,004
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	98,967
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	112,010
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	190,823
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	698,067
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-B18, Class A5, 1.93%, 7/15/2053	$79,167	$70,222
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	381,205
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	449,194
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	258,069
Series 2023-B39, Class A5, 5.75%, 7/15/2056	229,000	239,338
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	300,000	263,295
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	188,294
Citigroup Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	247,119
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	94,360
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	141,051
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	692,697
COMM Mortgage Trust:
Series 2014-CR16, Class B, 4.58%, 4/10/2047	40,634	39,841
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	97,872
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	243,208
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	49,798
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	189,051
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K068, Class A2, 3.24%, 8/25/2027	995,000	984,353
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	250,000	248,833
Series K-155, Class A2, 4.25%, 4/25/2033	1,500,000	1,482,671
Series K-157, Class A2, 4.20%, 5/25/2033	255,091	251,238
Series K-159, Class A2, 4.50%, 7/25/2033 (c)	195,000	195,306
Series K-161, Class A2, 4.90%, 10/25/2033 (c)	150,000	153,769
Security Description	Principal Amount	Value
Series K505, Class A2, 4.82%, 6/25/2028	$1,350,000	$1,365,893
Series K512, Class A2, 5.00%, 11/25/2028	161,203	164,206
Series K751, Class A2, 4.41%, 3/25/2030	500,000	503,351
Federal National Mortgage Association-ACES Series 2023-M6, Class A2, 4.18%, 7/25/2028 (c)	2,291,268	2,290,101
GS Mortgage Securities Trust:
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	246,029
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	150,000	141,731
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	444,176
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	490,833
JPMBB Commercial Mortgage Securities Trust Series 2016-C1, Class B, 4.94%, 3/17/2049 (c)	299,052	296,180
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	859,925
Morgan Stanley Capital I Trust:
Series 2018-L1, Class A3, 4.14%, 10/15/2051	127,156	125,901
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	191,742
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	317,644
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	395,699
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	97,233
Series 2018-C9, Class A4, VRN, 4.12%, 3/15/2051 (c)	750,000	738,604
Wells Fargo Commercial Mortgage Trust:
Series 2017-C39, Class A4, 3.16%, 9/15/2050	292,040	287,437
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	246,238
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	149,743
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	189,049
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-C53, Class A4, 3.04%, 10/15/2052	$100,000	$94,915
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	315,359
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,000,000	1,034,737
TOTAL MORTGAGE-BACKED SECURITIES (Cost $25,804,502)		24,419,470
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.4%
Bank:
Series 2017-BNK8, Class A3, 3.23%, 11/15/2050	1,366,479	1,346,560
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	1,450,000	1,367,475
Series 2022-BNK39, Class AS, 3.18%, 2/15/2055	500,000	445,732
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	300,000	313,848
Series 2025-BNK51, Class A5, 5.29%, 12/25/2067	500,000	507,940
Series 2025-BNK49, Class A5, VRN, 5.62%, 3/15/2058 (c)	500,000	520,361
Bank5:
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	432,807	449,580
Series 2025-5YR16, Class A3, 5.28%, 8/15/2063	482,231	492,135
Series 2025-5YR17, Class A3, 5.23%, 11/15/2058	500,000	509,968
Series 2026-5YR20, Class A3, 5.10%, 2/15/2059	100,000	101,508
Series 2026-5YR21, Class A3, 5.53%, 4/15/2059 (d)	200,000	206,290
BBCMS Mortgage Trust:
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	175,000	191,735
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	845,000	859,068
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	66,667	68,580
Series 2025-5C33, Class A4, 5.84%, 3/15/2058	300,000	311,939
Series 2025-5C36, Class A3, 5.52%, 8/15/2058	300,000	309,210
Security Description	Principal Amount	Value
Series 2025-5C38, Class A3, 5.15%, 11/15/2058	$200,000	$203,608
Series 2025-C32, Class A5, 5.72%, 2/15/2062	861,111	900,946
Series 2026-5C40, Class A3, 5.25%, 2/15/2059	200,000	204,633
Series 2025-C35, Class A5, VRN, 5.59%, 7/15/2058 (c)	200,000	207,484
Benchmark Mortgage Trust:
Series 2018-B8, Class A4, 3.96%, 1/15/2052	750,000	735,679
Series 2024-V9, Class A3, 5.60%, 8/15/2057	300,000	308,164
Series 2025-V14, Class A4, 5.66%, 4/15/2057	1,000,000	1,033,158
Series 2026-V21, Class A3, 5.13%, 3/15/2031	500,000	507,029
Series 2023-V3, Class A3, VRN, 6.36%, 7/15/2056 (c)	2,500,000	2,586,320
Series 2024-V11, Class A3, VRN, 5.91%, 11/15/2057 (c)	400,000	415,855
BMO Mortgage Trust:
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (c)	500,000	517,562
Series 2023-C5, Class A5, 5.77%, 6/15/2056	500,000	517,839
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (c)	500,000	524,191
Series 2025-5C10, Class A3, 5.58%, 5/15/2058	233,333	240,303
Series 2025-5C11, Class C, 6.01%, 7/15/2058	500,000	499,189
Series 2025-C11, Class A5, 5.69%, 2/15/2058	500,000	520,680
Series 2026-5C14, Class A3, 5.21%, 3/15/2059	500,000	508,902
Series 2026-C14, Class A5, 5.32%, 2/15/2059	485,294	491,360
Series 2024-5C8, Class A3, VRN, 5.63%, 12/15/2057 (c)	125,000	128,698
Citigroup Commercial Mortgage Trust Series 2022-GC48, Class A5, VRN, 4.58%, 5/15/2054 (c)	750,000	742,974
GS Mortgage Securities Trust Series 2020-GC47, Class A5, 2.38%, 5/12/2053	300,000	275,546
Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35, Class A5, 5.63%, 8/15/2058	123,529	128,498
Morgan Stanley Capital I Trust:
Series 2018-H4, Class A4, 4.31%, 12/15/2051	500,000	495,709
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2022-L8, Class A5, 3.79%, 4/15/2055 (c)	$675,000	$628,582
Wells Fargo Commercial Mortgage Trust:
Series 2025-5C3, Class A3, 6.10%, 1/15/2058	500,000	522,691
Series 2025-5C4, Class A3, 5.67%, 5/15/2058	300,000	309,981
Series 2025-5C5, Class A3, 5.59%, 7/15/2058	182,500	188,505
Series 2025-5C6, Class A3, 5.19%, 10/15/2058	400,000	406,774
Series 2025-5C7, Class A3, 5.20%, 12/15/2058	300,000	304,450
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $22,829,247)		23,057,239

	Shares
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g)	231,256,225	231,256,225
State Street Navigator Securities Lending Portfolio II (h) (i)	133,504,325	133,504,325
TOTAL SHORT-TERM INVESTMENTS (Cost $364,760,550)		364,760,550
TOTAL INVESTMENTS — 105.4% (Cost $6,582,654,447)		6,364,974,824
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(327,142,358)
NET ASSETS — 100.0%		$6,037,832,466

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.2% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	When-issued security.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (''TBA'') in the future.
(f)
The Portfolio invested in certain money market funds
managed by SSGA Funds Management, Inc. Amounts
related to these investments during the period ended
March 31, 2026 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,446,460,254	$—	$1,446,460,254
Asset-Backed Securities	—	21,667,792	—	21,667,792
Foreign Government Obligations	—	191,922,647	—	191,922,647
U.S. Government Agency Obligations	—	1,513,389,851	—	1,513,389,851
U.S. Treasury Obligations	—	2,758,205,124	—	2,758,205,124
Municipal Bonds & Notes	—	21,091,897	—	21,091,897
Mortgage-Backed Securities	—	24,419,470	—	24,419,470
Commercial Mortgage Backed Securities	—	23,057,239	—	23,057,239
Short-Term Investments	364,760,550	—	—	364,760,550
TOTAL INVESTMENTS	$364,760,550	$6,000,214,274	$—	$6,364,974,824
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	181,060,496	$181,060,496	$344,292,066	$294,096,337	$—	$—	231,256,225	$231,256,225	$1,448,496
State Street Navigator Securities Lending Portfolio II	93,809,290	93,809,290	180,852,935	141,157,900	—	—	133,504,325	133,504,325	154,039
Total		$274,869,786	$525,145,001	$435,254,237	$—	$—		$364,760,550	$1,602,535
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

State Street Global All Cap Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global All Cap Equity ex-U.S. Index Portfolio. The Schedule of Investments for the State Street Global All Cap Equity ex-U.S. Index Portfolio follows.

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 4.9%
4DMedical Ltd. (a) (b)	185,666	$720,830
Abacus Group REIT (b)	78,325	54,688
Abacus Storage King REIT	161,301	153,623
AGL Energy Ltd.	165,148	1,122,303
Alpha HPA Ltd. (a)	216,023	80,853
ALS Ltd.	144,121	2,100,151
Amotiv Ltd. (b)	43,623	203,286
AMP Ltd.	623,206	567,057
Ampol Ltd.	67,473	1,553,478
Anglogold Ashanti PLC	133,038	13,126,538
Ansell Ltd.	38,906	757,928
ANZ Group Holdings Ltd.	816,084	20,370,433
APA Group Stapled Security	363,225	2,483,837
Arafura Rare Earths Ltd. (a)	1,406,599	275,165
ARB Corp. Ltd. (b)	21,960	319,581
Arena REIT	111,548	251,493
Aristocrat Leisure Ltd.	149,218	4,708,217
ASX Ltd.	56,106	2,020,766
Atlas Arteria Ltd. Stapled Security	308,093	906,996
AUB Group Ltd.	33,011	552,148
Aurizon Holdings Ltd.	501,932	1,375,448
Aussie Broadband Ltd.	62,625	207,697
Austal Ltd. (a)	76,851	255,945
AVZ Minerals Ltd. (a) (c)	378,780	20,235
Bank of Queensland Ltd.	187,289	865,403
Bapcor Ltd. (b)	155,910	64,956
Beach Energy Ltd. (b)	435,594	381,970
Bega Cheese Ltd.	66,288	273,702
Bellevue Gold Ltd. (a)	400,377	427,055
Bendigo & Adelaide Bank Ltd.	165,672	1,131,431
BHP Group Ltd.	1,371,673	49,267,325
BlueScope Steel Ltd.	122,389	2,199,102
Brambles Ltd.	361,776	5,636,253
Breville Group Ltd. (b)	28,855	534,362
BWP Property Group Ltd. (b)	161,573	414,718
Capricorn Metals Ltd.	109,807	861,993
CAR Group Ltd.	106,940	1,694,627
Catalyst Metals Ltd. (a)	60,338	270,052
Catapult Sports Ltd. (a)	64,000	143,667
Centuria Capital Group REIT	181,139	199,585
Centuria Industrial REIT	143,873	286,226
Challenger Ltd.	141,338	811,161
Charter Hall Group REIT	125,879	1,628,263
Charter Hall Long Wale REIT	179,777	416,375
Charter Hall Retail REIT	148,113	389,152
Security Description	Shares	Value
Charter Hall Social Infrastructure REIT	90,496	$160,530
Clarity Pharmaceuticals Ltd. (a)	78,636	172,978
Cleanaway Waste Management Ltd.	644,684	1,013,432
Cochlear Ltd.	18,517	2,162,959
Codan Ltd.	30,568	667,873
Coles Group Ltd.	354,946	5,343,272
Collins Foods Ltd. (b)	27,699	165,997
Commonwealth Bank of Australia	452,738	52,630,606
Computershare Ltd.	148,927	2,915,709
Corporate Travel Management Ltd. (a) (b) (c)	32,318	177,851
Credit Corp. Group Ltd. (b)	15,386	114,185
Cromwell Property Group REIT (b)	314,615	85,664
CSL Ltd.	132,673	12,935,623
Data#3 Ltd.	41,668	193,021
Deep Yellow Ltd. (a)	261,606	324,304
Deterra Royalties Ltd.	119,807	336,011
Develop Global Ltd. (a)	74,650	221,629
Dexus REIT	304,536	1,246,324
Dexus Industria REIT	67,069	106,602
Dicker Data Ltd. (b)	20,591	121,606
DigiCo Infrastructure REIT (b)	116,577	142,361
Domino's Pizza Enterprises Ltd. (b)	16,412	184,524
Downer EDI Ltd.	202,709	1,077,070
DroneShield Ltd. (a) (b)	243,468	664,000
Dyno Nobel Ltd.	508,824	1,099,905
Eagers Automotive Ltd. (b)	40,705	635,126
EBOS Group Ltd.	58,094	737,359
Elders Ltd. (b)	47,432	235,857
Electro Optic Systems Holdings Ltd. (a)	63,636	354,829
Elevra Lithium Ltd. (a) (b)	54,785	323,819
Emerald Resources NL (a)	143,377	546,324
Endeavour Group Ltd. (b)	433,685	974,512
Evolution Mining Ltd.	575,397	5,143,360
EVT Ltd. (b)	25,309	231,342
Firefinch Ltd. (a) (c)	180,320	2,470
Flight Centre Travel Group Ltd. (b)	51,467	382,278
Fortescue Ltd. (b)	453,368	6,431,028
Generation Development Group Ltd. (b)	89,000	262,306
Genesis Minerals Ltd. (a)	287,876	1,202,523
Glencore PLC (a)	2,737,787	20,658,870
Goodman Group REIT	560,770	9,994,097
GPT Group REIT	542,378	1,703,001
GrainCorp Ltd. Class A	62,803	286,185
Greatland Resources Ltd. (a)	141,813	1,146,396
Growthpoint Properties Australia Ltd. REIT	74,731	107,953
Guzman y Gomez Ltd. (b)	13,124	146,146
Hansen Technologies Ltd.	48,529	164,915
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Harvey Norman Holdings Ltd. (b)	158,758	$541,406
Helia Group Ltd.	67,284	244,967
HMC Capital Ltd. REIT (b)	79,560	129,963
HomeCo Daily Needs REIT	482,775	393,299
HUB24 Ltd.	22,983	1,335,276
IDP Education Ltd. (b)	72,125	204,990
IGO Ltd. (a)	185,765	1,029,506
Iluka Resources Ltd. (b)	121,655	567,731
Imdex Ltd.	139,511	378,683
Ingenia Communities Group REIT	102,497	282,782
Inghams Group Ltd. (b)	99,084	135,129
Insignia Financial Ltd. (a)	142,038	465,457
Insurance Australia Group Ltd.	669,708	3,366,734
IperionX Ltd. (a) (b)	110,016	275,616
IPH Ltd. (b)	68,789	155,467
IRESS Ltd. (b)	44,456	215,872
JB Hi-Fi Ltd.	30,286	1,521,222
Judo Capital Holdings Ltd. (a)	221,524	208,381
Kelsian Group Ltd. (b)	35,773	95,554
Lendlease Corp. Ltd. Stapled Security	194,317	444,111
Leo Lithium Ltd. (a) (c)	203,060	7,510
Liontown Ltd. (a)	446,755	541,303
Lottery Corp. Ltd.	576,075	2,135,633
Lovisa Holdings Ltd.	18,279	271,287
Lynas Rare Earths Ltd. (a)	238,191	3,210,358
MA Financial Group Ltd. (b)	28,802	138,677
Maas Group Holdings Ltd. (b)	46,222	137,705
Macquarie Group Ltd.	98,482	13,887,638
Macquarie Technology Group Ltd. (a)	5,620	232,394
Mader Group Ltd. (b)	34,029	183,422
Magellan Financial Group Ltd.	41,167	280,802
McMillan Shakespeare Ltd. (b)	15,775	159,705
Medibank Pvt Ltd.	713,760	2,143,875
Megaport Ltd. (a) (b)	43,745	225,259
Mesoblast Ltd. (a) (b)	279,136	426,515
Metcash Ltd.	276,046	563,493
Mineral Resources Ltd. (a)	47,938	1,827,956
Mirvac Group REIT	1,117,234	1,370,310
Monadelphous Group Ltd.	31,670	602,166
Myer Holdings Ltd. (a) (b)	346,304	69,412
Nanosonics Ltd. (a) (b)	64,592	167,270
National Australia Bank Ltd.	833,789	23,941,362
National Storage REIT	333,732	636,572
Netwealth Group Ltd.	34,675	524,305
Neuren Pharmaceuticals Ltd. (a) (b)	32,616	270,201
New Hope Corp. Ltd. (b)	140,723	570,662
NEXTDC Ltd. (a) (b)	177,905	1,411,936
nib holdings Ltd.	127,242	558,567
Nick Scali Ltd.	21,796	238,823
Nine Entertainment Co. Holdings Ltd.	367,665	242,924
Northern Star Resources Ltd.	384,434	5,547,534
Security Description	Shares	Value
NRW Holdings Ltd.	104,835	$385,561
Nufarm Ltd. (a) (b)	72,045	102,186
Objective Corp. Ltd. (b)	9,473	77,190
OceanaGold Corp.	62,366	1,960,068
Ora Banda Mining Ltd. (a)	346,621	285,166
Orica Ltd.	130,983	1,827,435
Origin Energy Ltd.	487,780	4,166,701
Orora Ltd.	368,658	480,656
Paladin Energy Ltd. (a) (b)	105,409	833,367
Pantoro Gold Ltd. (a)	98,705	228,654
Perenti Ltd.	237,568	322,965
Perpetual Ltd. (b)	29,508	325,865
Perseus Mining Ltd.	387,367	1,408,821
PEXA Group Ltd. (a) (b)	33,424	351,988
Pinnacle Investment Management Group Ltd. (b)	51,790	518,941
PLS Group Ltd. (a) (b)	865,571	3,146,118
PolyNovo Ltd. (a) (b)	146,523	95,787
Premier Investments Ltd.	27,161	235,657
Pro Medicus Ltd.	16,268	1,330,945
PWR Holdings Ltd. (b)	18,280	108,739
Qantas Airways Ltd.	209,880	1,223,864
QBE Insurance Group Ltd.	405,260	5,936,548
Qube Holdings Ltd.	475,782	1,594,142
Ramelius Resources Ltd.	539,143	1,393,364
Ramsay Health Care Ltd. (b)	55,554	1,499,945
REA Group Ltd. (b)	14,963	1,627,322
Redox Ltd. (b)	39,694	90,478
Reece Ltd. (b)	65,641	606,329
Region Group REIT	307,818	481,155
Regis Healthcare Ltd.	36,361	154,138
Regis Resources Ltd.	214,762	1,010,473
Resolute Mining Ltd. (a)	572,680	562,140
Rio Tinto Ltd. (b)	101,021	11,393,349
Rio Tinto PLC	306,105	28,293,328
Sandfire Resources Ltd. (a)	134,852	1,536,126
Santos Ltd.	919,577	4,996,504
Scentre Group REIT	1,474,785	3,377,907
SEEK Ltd.	100,465	980,006
Service Stream Ltd.	165,681	219,007
SGH Ltd.	57,619	1,627,319
Sigma Healthcare Ltd. (b)	1,464,372	2,686,289
Silex Systems Ltd. (a)	62,053	234,943
SiteMinder Ltd. (a) (b)	71,580	144,159
SmartGroup Corp. Ltd.	25,202	143,315
Sonic Healthcare Ltd.	119,341	1,683,279
South32 Ltd. (b) (d)	10,757	32,226
South32 Ltd. (d)	1,266,982	3,808,348
SRG Global Ltd.	164,068	279,770
Stanmore Resources Ltd.	75,085	143,121
Steadfast Group Ltd.	307,015	897,233
Stockland REIT	712,542	2,123,272
Suncorp Group Ltd.	288,862	3,218,076
Super Retail Group Ltd.	47,823	424,451
Superloop Ltd. (a)	137,650	309,858
Supply Network Ltd. (b)	5,056	110,115
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Tabcorp Holdings Ltd.	559,156	$366,999
Technology One Ltd.	83,422	1,571,955
Telix Pharmaceuticals Ltd. (a) (b)	76,534	727,373
Telstra Group Ltd.	1,039,320	3,808,677
Temple & Webster Group Ltd. (a)	23,638	117,656
Transurban Group Stapled Security	830,503	8,042,126
Treasury Wine Estates Ltd. (b)	225,054	576,559
Tuas Ltd. (a)	71,703	302,737
Vault Minerals Ltd.	262,711	778,153
Ventia Services Group Pty. Ltd.	215,133	777,573
Vicinity Ltd. REIT	1,140,140	1,846,399
Viva Energy Group Ltd. (b) (e)	295,741	520,511
Vulcan Energy Resources Ltd. (a)	37,135	83,728
Vulcan Steel Ltd.	9,475	34,616
WA1 Resources Ltd. (a)	9,274	90,826
Washington H Soul Pattinson & Co. Ltd.	97,137	2,709,852
Waypoint REIT Ltd.	177,848	288,024
WEB Travel Group Ltd. (a)	111,141	202,943
Wesfarmers Ltd.	303,071	15,360,323
Westgold Resources Ltd.	237,168	990,465
Westpac Banking Corp.	926,294	25,411,011
Whitehaven Coal Ltd.	237,807	1,523,204
WiseTech Global Ltd. (b)	56,716	1,519,029
Woodside Energy Group Ltd.	522,860	12,320,557
Woolworths Group Ltd.	324,426	8,132,519
Worley Ltd.	137,958	1,075,764
Yancoal Australia Ltd. (b)	104,860	600,351
Zip Co. Ltd. (a) (b)	371,770	412,517
		525,765,684
AUSTRIA — 0.3%
ams-OSRAM AG (a)	21,918	232,174
ANDRITZ AG	18,871	1,308,483
AT&S Austria Technologie & Systemtechnik AG (a)	10,000	607,214
BAWAG Group AG (e)	22,255	3,372,687
CA Immobilien Anlagen AG	10,087	284,957
CPI Europe AG (a)	8,587	153,950
DO & Co. AG	1,862	347,554
Erste Group Bank AG	86,512	9,315,970
EVN AG	3,219	106,547
Kontron AG	10,338	229,974
Lenzing AG (a)	5,138	142,689
Mondi PLC (d)	107,269	1,208,252
Mondi PLC (d)	9,256	103,626
Oesterreichische Post AG	13,014	519,229
OMV AG	41,591	3,033,190
Palfinger AG	2,748	108,752
Porr AG	3,398	141,451
Raiffeisen Bank International AG	33,934	1,448,694
UNIQA Insurance Group AG	29,267	511,094
Verbund AG	19,196	1,462,310
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,307	659,217
Security Description	Shares	Value
voestalpine AG	25,169	$1,113,271
Wienerberger AG	29,731	788,171
		27,199,456
BELGIUM — 0.6%
Ackermans & van Haaren NV	6,572	2,014,571
Aedifica SA REIT	25,516	2,059,443
Ageas SA	38,897	2,854,282
Anheuser-Busch InBev SA	263,336	18,161,643
Azelis Group NV (b)	48,414	492,145
Barco NV	18,442	204,993
Bekaert SA	9,625	451,791
CMB Tech NV	32,966	415,186
Colruyt Group NV (b)	8,297	346,830
Deme Group NV	1,771	383,756
D'ieteren Group	6,089	1,123,835
Elia Group SA (a)	10,626	1,626,989
Fagron	17,398	435,681
Financiere de Tubize SA	6,623	1,637,751
Galapagos NV (a)	10,952	333,115
Groupe Bruxelles Lambert NV	22,651	2,053,929
KBC Ancora	10,265	838,021
KBC Group NV	62,958	7,681,217
Kinepolis Group NV	2,953	89,345
Lotus Bakeries NV (b)	115	1,294,337
Melexis NV (b)	5,728	352,971
Montea NV REIT	4,885	371,110
Ontex Group NV (a) (b)	20,660	86,207
Proximus SADP (b)	32,097	258,875
Recticel SA (b)	17,805	196,616
Retail Estates NV REIT	2,920	223,565
Shurgard Self Storage Ltd. REIT	9,251	266,788
Sofina SA (b)	4,681	1,133,076
Solvay SA	19,757	604,619
Syensqo SA (b)	20,626	1,198,544
Tessenderlo Group SA (b)	5,115	117,644
UCB SA	34,927	10,490,158
Umicore SA	55,892	1,062,925
Vastned NV REIT (a)	2,014	67,063
VGP NV	3,602	344,357
Warehouses De Pauw CVA REIT (b)	56,072	1,456,043
X-Fab Silicon Foundries SE (a) (e)	15,689	87,546
Xior Student Housing NV REIT (b)	8,943	274,054
		63,091,021
BERMUDA — 0.0% *
Conduit Holdings Ltd.	37,895	210,181
BRAZIL — 1.6%
Afya Ltd. Class A (b)	3,000	44,610
Allos SA	94,822	550,924
Alpargatas SA Preference Shares	41,207	97,850
Alupar Investimento SA	48,342	325,677
Ambev SA	1,231,167	3,595,457
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Auren Energia SA	243,430	$556,603
Axia Energia	361,519	4,054,147
Azzas 2154 SA	33,090	162,854
B3 SA - Brasil Bolsa Balcao	1,504,603	5,301,601
Banco ABC Brasil SA (a)	1,176	5,711
Banco ABC Brasil SA Preference Shares	17,795	86,556
Banco Bradesco SA	474,940	1,519,786
Banco Bradesco SA Preference Shares	1,431,082	5,253,563
Banco BTG Pactual SA	357,262	3,851,105
Banco do Brasil SA	481,400	2,120,319
Banco do Estado do Rio Grande do Sul SA Preference Shares	55,500	183,337
BB Seguridade Participacoes SA	125,500	836,595
Bradespar SA Preference Shares	141,636	625,461
Braskem SA Preference Shares (a)	89,100	160,388
Brava Energia (a)	158,370	623,842
Caixa Seguridade Participacoes SA	135,300	475,446
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	42,400	66,662
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	142,020	4,303,623
Cia de Saneamento de Minas Gerais Copasa MG	49,600	548,056
Cia De Sanena Do Parana	38,500	328,307
Cia De Sanena Do Parana Preference Shares	132,600	216,093
Cia Energetica de Minas Gerais Preference Shares	495,373	1,196,230
Cia Paranaense de Energia - Copel	246,200	727,480
Cia Siderurgica Nacional SA (a)	149,200	180,859
Cogna Educacao SA	466,730	282,436
Cosan SA (a)	310,342	319,735
CPFL Energia SA	77,500	723,657
Cury Construtora e Incorporadora SA	25,963	175,906
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,500	353,144
Dexco SA (a)	104,202	93,986
Direcional Engenharia SA	106,887	272,235
EcoRodovias Infraestrutura e Logistica SA	81,929	132,261
Embraer SA	201,500	2,969,279
Energisa SA	82,622	830,025
Eneva SA (a)	244,200	1,147,592
Engie Brasil Energia SA	101,732	639,581
Equatorial SA	308,828	2,411,152
ERO Copper Corp. (a)	27,600	733,139
Fleury SA	57,402	175,110
Fras-Le SA	14,100	61,212
Security Description	Shares	Value
Gerdau SA Preference Shares	380,502	$1,384,452
GPS Participacoes e Empreendimentos SA (e)	110,184	352,373
Grendene SA	87,800	79,697
Grupo Mateus SA	120,500	108,456
Hapvida Participacoes e Investimentos SA (a) (e)	75,793	146,595
Hypera SA (d)	80,800	360,215
Hypera SA (a) (d)	901	4,174
Iguatemi SA	42,713	228,536
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,300	42,924
Inter & Co., Inc. Class A	64,100	510,236
IRB-Brasil Resseguros SA (a)	14,017	146,560
Itau Unibanco Holding SA Preference Shares	1,468,062	12,223,659
Itausa SA Preference Shares	1,606,851	4,301,799
Karoon Energy Ltd. (b)	208,007	288,717
Klabin SA	224,603	839,151
Localiza Rent a Car SA	243,510	2,190,772
Lojas Renner SA	356,753	1,022,037
M Dias Branco SA	20,700	91,212
Magazine Luiza SA	79,824	134,060
Mahle Metal Leve SA	37,700	252,611
Marcopolo SA	50,820	56,543
Marcopolo SA Preference Shares	170,412	202,329
MBRF Global Foods Co. SA	177,839	736,973
Metalurgica Gerdau SA Preference Shares	277,459	453,758
Minerva SA	66,635	54,232
Motiva Infraestrutura de Mobilidade SA	234,500	709,973
MRV Engenharia e Participacoes SA (a)	105,116	158,420
Multiplan Empreendimentos Imobiliarios SA	90,914	553,811
Natura Cosmeticos SA (a)	368,637	736,999
NU Holdings Ltd. Class A (a)	930,300	13,368,411
Odontoprev SA	78,060	200,757
Orizon Valorizacao de Residuos SA (a)	8,022	109,639
Pagseguro Digital Ltd. Class A	46,700	467,934
Petroleo Brasileiro SA - Petrobras	1,062,700	10,971,027
Petroleo Brasileiro SA - Petrobras Preference Shares	1,174,100	10,942,933
Petroreconcavo SA	43,700	117,410
Pluxee NV	23,290	285,477
Porto Seguro SA	20,500	198,289
PRIO SA (a)	222,410	2,819,975
Raia Drogasil SA	355,343	1,601,168
Rede D'Or Sao Luiz SA (e)	215,853	1,610,853
Rumo SA	370,171	1,151,922
Sao Martinho SA	33,600	136,409
Sendas Distribuidora SA	324,200	588,557
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sigma Lithium Corp. (a) (b)	29,100	$359,094
Simpar SA	33,200	73,114
SLC Agricola SA	55,984	200,588
Smartfit Escola de Ginastica e Danca SA	188,596	691,983
StoneCo Ltd. Class A (a) (b)	62,500	882,500
Suzano SA	194,409	1,932,195
Telefonica Brasil SA	297,620	2,349,864
TIM SA	306,600	1,612,278
TOTVS SA	145,301	972,207
Transmissora Alianca de Energia Eletrica SA	43,800	360,754
Tres Tentos Agroindustrial SA	17,015	52,134
Ultrapar Participacoes SA	163,500	899,227
Unipar Carbocloro SA Preference Shares	9,317	111,316
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares (a)	105,900	136,686
Vale SA	978,818	15,460,299
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	93,141	66,352
Vibra Energia SA	283,735	1,718,075
Vinci Compass Investments Ltd.	6,700	70,685
Vivara Participacoes SA	27,900	138,433
VTEX Class A (a) (b)	12,100	48,400
Vulcabras SA	18,434	61,847
WEG SA	434,140	4,240,845
Wheaton Precious Metals Corp.	126,256	16,519,899
XP, Inc. Class A	99,900	1,902,096
Yara International ASA	43,708	2,539,698
		175,662,196
BURKINA FASO — 0.0% *
IAMGOLD Corp. (a)	166,800	3,126,716
CANADA — 7.9%
AbraSilver Resource Corp. (a) (b)	37,500	338,307
ADENTRA, Inc.	5,200	125,384
Advantage Energy Ltd. (a)	44,100	354,873
Aecon Group, Inc.	16,500	494,332
Agnico Eagle Mines Ltd.	136,519	27,622,708
Air Canada (a) (b)	40,800	529,752
Alamos Gold, Inc. Class A	119,269	5,289,354
Algonquin Power & Utilities Corp. (b)	192,130	1,172,977
Alimentation Couche-Tard, Inc.	202,700	11,452,757
Allied Gold Corp. (a)	16,700	516,000
Allied Properties Real Estate Investment Trust	17,600	115,774
Almonty Industries, Inc. (a) (b)	47,800	693,255
AltaGas Ltd.	84,400	2,918,061
Altius Minerals Corp.	11,100	389,182
Altus Group Ltd. (b)	13,400	458,493
Americas Gold & Silver Corp. (a)	58,200	302,771
ARC Resources Ltd.	165,885	3,441,203
Aritzia, Inc. (a)	22,500	1,830,246
Security Description	Shares	Value
Atco Ltd. Class I	20,000	$975,816
Athabasca Oil Corp. (a)	143,200	1,154,384
AtkinsRealis Group, Inc. (b)	46,600	2,988,571
ATS Corp. (a) (b)	22,000	618,122
Avino Silver & Gold Mines Ltd. (a)	44,100	279,032
B2Gold Corp.	354,445	1,605,168
Badger Infrastructure Solutions Ltd. (b)	9,100	404,546
Bank of Montreal	191,890	25,908,003
Bank of Nova Scotia	331,105	22,888,251
Barrick Mining Corp. (d)	455,323	18,548,323
Barrick Mining Corp. (b) (d)	25,306	1,043,331
Bausch Health Cos., Inc. (a) (b)	72,600	391,209
Baytex Energy Corp.	175,300	781,316
BCE, Inc. (b)	20,064	504,637
Birchcliff Energy Ltd.	71,100	389,240
Bird Construction, Inc. (b)	20,700	590,941
Bitfarms Ltd. (a) (b)	251,000	491,011
BlackBerry Ltd. (a) (b)	148,500	479,908
Boardwalk Real Estate Investment Trust	8,500	383,415
Bombardier, Inc. Class B (a)	24,772	4,367,029
Boralex, Inc. Class A (b)	24,900	653,747
Boyd Group, Inc. (b)	5,700	725,351
Brookfield Asset Management Ltd. Class A (b)	115,308	5,110,386
Brookfield Business Corp. Class A	7,700	242,110
Brookfield Corp.	563,787	22,772,866
Brookfield Infrastructure Corp. Class A (b)	28,550	1,124,570
Brookfield Renewable Corp.	40,100	1,593,024
Brookfield Wealth Solutions Ltd.	4,210	174,216
BSR Real Estate Investment Trust (d)	3,400	37,536
BSR Real Estate Investment Trust (d)	5,000	54,960
BTQ Technologies Corp. (a) (b)	72,700	192,748
CAE, Inc. (a) (b)	86,400	2,242,419
Cameco Corp.	118,400	12,834,762
Canaccord Genuity Group, Inc.	20,300	173,246
Canada Goose Holdings, Inc. (a)	19,400	212,412
Canadian Apartment Properties REIT	21,500	547,071
Canadian Imperial Bank of Commerce (b)	253,516	23,950,091
Canadian National Railway Co.	142,700	14,640,669
Canadian Natural Resources Ltd. (b)	573,200	27,872,417
Canadian Pacific Kansas City Ltd.	245,300	19,241,869
Canadian Tire Corp. Ltd. Class A (b)	14,100	1,890,171
Canadian Utilities Ltd. Class A	37,500	1,312,923
Canfor Corp. (a) (b)	25,300	248,731
Capital Power Corp. (b)	38,600	1,822,474
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Capstone Copper Corp. (a)	194,100	$1,459,001
Cardinal Energy Ltd. (b)	36,200	294,933
Cargojet, Inc. (b)	1,600	92,110
Cascades, Inc.	17,800	150,635
CCL Industries, Inc. Class B	41,800	2,610,647
Celestica, Inc. (a)	31,700	8,913,843
Cenovus Energy, Inc. (b)	396,137	10,480,010
Centerra Gold, Inc.	57,300	1,015,802
CES Energy Solutions Corp. (b)	60,500	798,112
CGI, Inc.	53,400	3,891,498
Champion Iron Ltd. (b)	110,054	410,515
Choice Properties Real Estate Investment Trust	42,400	466,672
Cogeco Communications, Inc.	5,700	288,359
Collective Mining Ltd. (a)	9,900	173,306
Colliers International Group, Inc. (b)	12,200	1,300,209
Constellation Software, Inc.	5,700	9,974,091
Crombie Real Estate Investment Trust	15,160	171,420
Cronos Group, Inc. (a) (b)	59,200	149,320
CT Real Estate Investment Trust	15,100	178,965
Defi Technologies, Inc. (a) (b)	78,300	44,324
Definity Financial Corp.	24,500	1,149,729
Denison Mines Corp. (a) (b)	235,400	831,588
Descartes Systems Group, Inc. (a)	24,200	1,727,841
Discovery Silver Corp. (a) (b)	161,300	1,033,300
Docebo, Inc. (a)	790	13,801
Dollarama, Inc.	75,400	9,224,350
DPM Metals, Inc. (b)	47,500	1,667,120
Dream Industrial Real Estate Investment Trust	40,600	359,874
DREAM Unlimited Corp. Class A (b)	4,365	57,333
Element Fleet Management Corp. (b)	114,100	2,466,696
Emera, Inc. (b)	85,200	4,402,402
Empire Co. Ltd. Class A	35,000	1,249,722
Enbridge, Inc. (b)	592,200	32,000,145
Endeavour Silver Corp. (a) (b)	81,500	758,031
Enerflex Ltd.	28,400	592,197
Enghouse Systems Ltd. (b)	11,700	139,422
EQB, Inc. (b)	7,600	607,107
Equinox Gold Corp.	188,413	2,712,348
Evertz Technologies Ltd. (b)	3,400	39,249
Exchange Income Corp. (b)	6,500	486,213
Extendicare, Inc. (b)	19,700	371,541
Fairfax Financial Holdings Ltd.	5,700	9,681,361
Fiera Capital Corp. (b)	16,100	61,606
Finning International, Inc.	36,500	2,251,385
First Capital Real Estate Investment Trust	27,500	406,327
First Majestic Silver Corp. (b)	123,500	2,638,938
FirstService Corp. (b)	11,600	1,608,564
Foran Mining Corp. (a) (b)	67,200	259,545
Fortis, Inc. (b)	142,648	7,933,009
Security Description	Shares	Value
Fortuna Mining Corp. (a)	82,663	$819,196
Franco-Nevada Corp.	53,636	13,238,451
Freehold Royalties Ltd. (b)	34,200	425,677
G Mining Ventures Corp. (a)	35,900	1,255,876
George Weston Ltd.	49,281	3,470,558
Gibson Energy, Inc.	42,900	912,380
Gildan Activewear, Inc.	44,300	2,459,189
goeasy Ltd. (b)	3,900	106,837
Granite Real Estate Investment Trust	8,100	474,781
Great-West Lifeco, Inc.	70,100	3,272,556
Groupe Dynamite, Inc.	4,800	263,432
H&R Real Estate Investment Trust	36,100	252,730
Hammond Power Solutions, Inc. (b)	3,100	389,558
Headwater Exploration, Inc.	62,700	577,332
Hudbay Minerals, Inc. (b)	104,000	2,170,843
Hydro One Ltd. (b) (e)	93,300	3,840,841
iA Financial Corp., Inc.	26,400	2,920,449
IGM Financial, Inc. (b)	22,600	1,073,360
Imperial Oil Ltd.	46,000	6,005,990
Intact Financial Corp.	48,700	8,796,744
International Petroleum Corp. (a)	20,800	559,217
InterRent Real Estate Investment Trust	14,697	139,645
Jamieson Wellness, Inc. (e)	15,200	374,677
K92 Mining, Inc. (a) (b)	63,000	1,065,838
Kelt Exploration Ltd. (a)	39,900	267,897
Keyera Corp.	65,400	2,521,711
Killam Apartment Real Estate Investment Trust	15,500	177,152
Kinaxis, Inc. (a)	8,300	835,026
Kinross Gold Corp.	328,300	10,005,087
Labrador Iron Ore Royalty Corp. (b)	18,000	378,173
Lassonde Industries, Inc. Class A (d)	400	65,210
Lassonde Industries, Inc. Class A (d)	400	65,210
Laurentian Bank of Canada	5,100	147,970
Leon's Furniture Ltd.	11,700	218,146
Lightspeed Commerce, Inc. (a)	34,200	304,860
Linamar Corp.	11,400	703,907
Lithium Americas Corp. (a) (b)	44,500	176,335
Loblaw Cos. Ltd.	162,600	7,389,267
Lundin Gold, Inc.	31,500	2,399,602
Magna International, Inc.	75,800	4,219,771
Major Drilling Group International, Inc. (a)	21,700	249,102
Manulife Financial Corp.	454,800	15,616,793
Maple Leaf Foods, Inc.	21,300	457,884
MDA Space Ltd. (a)	30,600	772,702
Meren Energy, Inc.	73,600	128,683
Methanex Corp. (b)	17,800	1,057,248
Metro, Inc.	57,357	3,911,891
Morguard Corp. REIT	1,200	98,757
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MTY Food Group, Inc.	4,300	$118,596
Mullen Group Ltd. (b)	18,900	231,315
National Bank of Canada (b)	107,390	13,852,083
NexGen Energy Ltd. (a) (b)	141,500	1,636,495
NFI Group, Inc. (a)	25,100	345,686
NGEx Minerals Ltd. (a)	35,500	643,581
North West Co., Inc. (b)	12,600	492,335
Northern Dynasty Minerals Ltd. (a) (b)	168,100	233,681
Northland Power, Inc.	69,269	1,158,496
Novagold Resources, Inc. (a) (b)	66,200	594,379
Nutrien Ltd. (b)	134,718	10,137,034
Onex Corp. (b)	16,300	1,185,752
Open Text Corp. (b)	71,100	1,579,377
OR Royalties, Inc.	44,434	1,686,553
Orla Mining Ltd.	88,700	1,421,819
Pan American Silver Corp.	117,445	6,404,331
Paramount Resources Ltd. Class A (b)	23,500	500,294
Parex Resources, Inc. (b)	29,800	583,807
Pason Systems, Inc.	21,000	199,233
Pembina Pipeline Corp.	163,648	7,302,039
Pet Valu Holdings Ltd. (b)	19,200	294,284
Peyto Exploration & Development Corp. (b)	53,400	1,040,029
Power Corp. of Canada (b)	152,953	7,339,947
PrairieSky Royalty Ltd. (b)	57,294	1,321,964
Precision Drilling Corp. (a)	3,300	323,722
Premium Brands Holdings Corp. (b)	13,700	806,263
Primaris Real Estate Investment Trust	13,425	165,943
Propel Holdings, Inc. (b)	5,000	66,748
Quebecor, Inc. Class B	41,800	1,769,285
RB Global, Inc. (b)	52,200	4,990,149
Restaurant Brands International, Inc. (b)	87,646	6,465,035
Richelieu Hardware Ltd. (b)	15,300	447,746
RioCan Real Estate Investment Trust	38,600	525,251
Rogers Communications, Inc. Class B (b)	101,448	3,889,125
Rogers Sugar, Inc. (b)	50,900	244,005
Royal Bank of Canada (b)	374,500	60,347,218
Russel Metals, Inc.	15,100	519,365
Saputo, Inc. (b)	67,700	2,108,303
Savaria Corp. (b)	13,700	262,603
Seabridge Gold, Inc. (a) (b)	20,400	576,676
Secure Waste Infrastructure Corp. (b)	55,600	869,727
Shopify, Inc. Class A (a)	333,400	39,433,201
Sienna Senior Living, Inc. (b)	21,800	338,196
Skeena Resources Ltd. (a)	21,300	632,338
Slate Grocery REIT Class U,	8,100	87,991
SmartCentres Real Estate Investment Trust	25,800	492,503
South Bow Corp. (b)	60,162	1,995,125
Security Description	Shares	Value
Spin Master Corp. (b) (e)	8,900	$113,390
Sprott, Inc.	6,170	877,696
SSR Mining, Inc. (a)	57,004	1,669,008
Stantec, Inc.	32,300	2,783,417
Stella-Jones, Inc.	13,300	889,558
StorageVault Canada, Inc.	51,900	163,634
Strathcona Resources Ltd.	10,000	301,960
Sun Life Financial, Inc.	149,900	9,361,030
Suncor Energy, Inc.	326,664	21,537,283
SunOpta, Inc. (a) (b)	20,000	129,411
Superior Plus Corp. (b)	65,600	315,414
Tamarack Valley Energy Ltd.	150,400	1,239,368
Taseko Mines Ltd. (a) (b)	72,200	466,140
TC Energy Corp. (b)	286,210	17,865,181
Teck Resources Ltd. Class B	128,400	6,633,686
TELUS Corp.	150,383	1,926,730
TerraVest Industries, Inc. (b)	4,600	435,855
TFI International, Inc. (b)	23,000	2,495,547
Thomson Reuters Corp. (b)	44,733	4,024,704
TMX Group Ltd.	78,100	2,760,684
Topaz Energy Corp. (b)	31,000	686,840
Torex Gold Resources, Inc.	22,700	1,038,583
Toromont Industries Ltd.	21,900	3,056,318
Toronto-Dominion Bank	455,198	42,377,073
Tourmaline Oil Corp.	98,363	4,692,780
TransAlta Corp.	75,000	982,946
Trican Well Service Ltd.	40,500	212,142
Triple Flag Precious Metals Corp.	15,967	552,618
Trisura Group Ltd. (a)	12,600	393,110
Vermilion Energy, Inc. (b)	45,900	630,506
Vital Infrastructure Property Trust REIT	57,100	216,035
Vizsla Silver Corp. (a) (b)	69,100	228,262
Well Health Technologies Corp. (a) (b)	42,100	115,842
Wesdome Gold Mines Ltd. (a)	39,500	703,078
West Fraser Timber Co. Ltd.	14,400	937,540
Westshore Terminals Investment Corp. (b)	8,200	197,604
Whitecap Resources, Inc. (b)	349,305	3,929,697
Winpak Ltd. (b)	6,400	207,012
WSP Global, Inc. (b)	36,800	5,709,004
		849,653,822
CAYMAN ISLANDS — 0.0% *
Patria Investments Ltd. Class A (b)	14,400	181,440
CHILE — 0.3%
Aguas Andinas SA Class A	787,060	298,400
Antofagasta PLC	111,698	4,990,490
Banco de Chile	10,442,656	1,880,262
Banco de Credito e Inversiones SA	19,569	1,257,500
Banco Itau Chile SA	47,236	973,849
Banco Santander Chile	15,151,615	1,244,636
CAP SA (a)	31,134	231,660
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Cencosud SA	402,553	$1,090,249
Cia Cervecerias Unidas SA	52,608	297,378
Cia Sud Americana de Vapores SA	8,334,624	432,928
Colbun SA	2,338,950	325,651
Embotelladora Andina SA Preference Shares	111,561	467,626
Empresa Nacional de Telecomunicaciones SA	36,914	145,093
Empresas CMPC SA	281,711	380,168
Empresas Copec SA	110,962	762,150
Enel Chile SA	5,627,525	430,874
Engie Energia Chile SA	71,134	113,676
Falabella SA	236,684	1,437,275
Inversiones Aguas Metropolitanas SA	443,727	482,644
Inversiones La Construccion SA	16,157	335,699
Latam Airlines Group SA	82,745,062	2,025,494
Lundin Mining Corp.	182,101	4,526,591
Parque Arauco SA	215,960	876,519
Ripley Corp. SA	210,248	86,924
SMU SA	1,137,230	159,554
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	38,288	3,073,423
Vina Concha y Toro SA	181,562	172,194
		28,498,907
CHINA — 7.3%
360 Security Technology, Inc. Class A	223,600	350,353
361 Degrees International Ltd.	183,000	147,141
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,500	36,186
3SBio, Inc. (e)	539,000	1,589,152
AAC Technologies Holdings, Inc.	225,000	965,210
Abbisko Cayman Ltd. (a)	100,000	155,893
Accelink Technologies Co. Ltd. Class A	13,200	164,949
ACM Research Shanghai, Inc. Class A	3,220	67,440
Advanced Micro-Fabrication Equipment, Inc. China Class A	6,506	294,118
AECC Aviation Power Co. Ltd. Class A	35,700	250,052
Agricultural Bank of China Ltd. Class A	1,563,200	1,516,417
Agricultural Bank of China Ltd. Class H	7,363,000	5,267,458
Aier Eye Hospital Group Co. Ltd. Class A	114,544	158,780
Air China Ltd. Class A (a)	120,700	118,697
Airtac International Group	39,743	1,265,833
AK Medical Holdings Ltd. (b) (e)	142,000	112,761
Akeso, Inc. (a) (e)	182,000	3,099,292
Alibaba Group Holding Ltd.	4,688,400	73,497,628
Security Description	Shares	Value
Alibaba Health Information Technology Ltd. (a)	1,595,500	$962,236
Alphamab Oncology (a) (e)	121,000	122,104
Aluminum Corp. of China Ltd. Class A	193,400	325,317
Aluminum Corp. of China Ltd. Class H	1,046,000	1,530,458
Amlogic Shanghai Co. Ltd. Class A (a)	5,435	63,651
Angel Yeast Co. Ltd. Class A	28,900	169,855
Angelalign Technology, Inc. (e)	8,400	79,444
Anhui Conch Cement Co. Ltd. Class A	41,600	140,235
Anhui Conch Cement Co. Ltd. Class H	406,500	1,106,570
Anhui Expressway Co. Ltd. Class H	114,000	215,926
Anhui Gujing Distillery Co. Ltd. Class A	6,000	89,820
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	32,100	217,534
Anker Innovations Technology Co. Ltd. Class A	10,140	161,291
ANTA Sports Products Ltd.	350,200	3,423,876
Ascentage Pharma Group International (a) (e)	67,300	401,149
AsiaInfo Technologies Ltd. (b) (e)	76,000	55,944
Atour Lifestyle Holdings Ltd. ADR	9,000	331,290
Autohome, Inc. ADR	18,000	312,660
Avary Holding Shenzhen Co. Ltd. Class A	70,000	540,967
AviChina Industry & Technology Co. Ltd. Class H (b)	509,000	217,392
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	197,500	207,188
BAIC Motor Corp. Ltd. Class H (a) (b) (e)	821,500	161,716
Baidu, Inc. Class A (a)	627,050	8,766,137
Bank of Beijing Co. Ltd. Class A	342,600	273,318
Bank of Chengdu Co. Ltd. Class A	77,900	193,457
Bank of China Ltd. Class A	1,052,100	894,632
Bank of China Ltd. Class H	19,029,000	12,152,248
Bank of Communications Co. Ltd. Class A	1,111,000	1,126,723
Bank of Communications Co. Ltd. Class H	2,381,000	2,152,229
Bank of Hangzhou Co. Ltd. Class A	58,900	143,118
Bank of Jiangsu Co. Ltd. Class A	407,780	644,730
Bank of Nanjing Co. Ltd. Class A	176,700	291,400
Bank of Ningbo Co. Ltd. Class A	72,840	321,134
Bank of Shanghai Co. Ltd. Class A	271,500	389,559
Baoshan Iron & Steel Co. Ltd. Class A	340,800	318,603
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Beijing Capital International Airport Co. Ltd. Class H (a)	326,000	$76,464
Beijing Compass Technology Development Co. Ltd. Class A	15,400	220,092
Beijing Enlight Media Co. Ltd. Class A	113,600	254,416
Beijing Enterprises Holdings Ltd.	156,000	596,494
Beijing Enterprises Water Group Ltd.	820,000	284,425
Beijing Jingneng Clean Energy Co. Ltd. Class H	138,000	40,050
Beijing Kingsoft Office Software, Inc. Class A	5,556	190,170
Beijing New Building Materials PLC Class A	10,400	39,474
Beijing Roborock Technology Co. Ltd. Class A	3,731	65,569
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	30,000	29,291
Beijing Tong Ren Tang Co. Ltd. Class A	22,600	91,233
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	12,292	71,154
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	642,500	472,482
Bestechnic Shanghai Co. Ltd. Class A	6,400	165,435
Bilibili, Inc. Class Z (a)	62,260	1,403,585
Black Sesame International Holding Ltd. (a)	40,400	81,156
Blue Moon Group Holdings Ltd. (e)	513,500	188,628
BOC Aviation Ltd. (e)	44,500	444,153
BOC Hong Kong Holdings Ltd.	1,005,500	5,548,055
BOE Technology Group Co. Ltd. Class A	738,800	421,712
Bosideng International Holdings Ltd.	1,898,000	977,080
Brilliance China Automotive Holdings Ltd.	660,000	236,098
BYD Co. Ltd. Class A	99,300	1,534,797
BYD Co. Ltd. Class H	1,008,298	13,786,532
BYD Electronic International Co. Ltd. (b)	229,000	823,837
C&D International Investment Group Ltd.	238,047	385,149
Caitong Securities Co. Ltd. Class A	30,160	33,559
Cambricon Technologies Corp. Ltd. Class A (a)	7,449	1,083,243
CanSino Biologics, Inc. Class H (a) (e)	40,200	162,184
CARsgen Therapeutics Holdings Ltd. (a) (e)	118,500	260,724
CGN Mining Co. Ltd.	1,135,000	563,711
CGN New Energy Holdings Co. Ltd.	158,000	50,718
Security Description	Shares	Value
CGN Power Co. Ltd. Class H (e)	2,791,600	$1,256,733
Changchun High-Tech Industry Group Co. Ltd. Class A	6,200	77,697
Changjiang Securities Co. Ltd. Class A	35,800	36,009
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,600	82,057
Chaozhou Three-Circle Group Co. Ltd. Class A	24,900	195,391
Chervon Holdings Ltd.	18,200	37,838
Chifeng Jilong Gold Mining Co. Ltd. Class A	86,400	550,136
China BlueChemical Ltd. Class H	204,000	72,092
China CITIC Bank Corp. Ltd. Class H	2,390,000	2,421,176
China Coal Energy Co. Ltd. Class H	588,000	991,120
China Communications Services Corp. Ltd. Class H	458,000	247,184
China Conch Venture Holdings Ltd.	351,500	514,777
China Construction Bank Corp. Class A	646,500	904,398
China Construction Bank Corp. Class H	25,923,000	27,980,024
China CSSC Holdings Ltd. Class A	167,794	754,917
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	556,000	111,193
China East Education Holdings Ltd. (e)	63,000	41,260
China Eastern Airlines Corp. Ltd. Class A (a)	269,200	167,280
China Education Group Holdings Ltd. (a)	297,376	100,998
China Energy Engineering Corp. Ltd. Class A	587,300	248,592
China Everbright Bank Co. Ltd. Class A	708,700	330,409
China Everbright Environment Group Ltd.	731,518	503,345
China Everbright Ltd. (b)	208,000	161,005
China Feihe Ltd. (e)	849,000	379,535
China Foods Ltd.	362,000	172,712
China Galaxy Securities Co. Ltd. Class A	115,800	216,379
China Galaxy Securities Co. Ltd. Class H	1,126,800	1,148,835
China Gas Holdings Ltd.	632,611	578,137
China Gold International Resources Corp. Ltd.	79,700	1,578,277
China Greatwall Technology Group Co. Ltd. Class A (a)	33,600	72,481
China Hongqiao Group Ltd.	794,000	3,587,121
China International Capital Corp. Ltd. Class A	23,600	111,851
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
China International Capital Corp. Ltd. Class H (e)	439,600	$976,107
China Jinmao Holdings Group Ltd.	843,394	140,191
China Jushi Co. Ltd. Class A	25,717	91,943
China Lesso Group Holdings Ltd.	209,000	132,956
China Life Insurance Co. Ltd. Class A	28,900	153,450
China Life Insurance Co. Ltd. Class H	2,096,000	6,687,579
China Literature Ltd. (a) (b) (e)	86,400	283,265
China Longyuan Power Group Corp. Ltd. Class H	756,000	692,095
China Medical System Holdings Ltd. (b)	358,000	615,966
China Mengniu Dairy Co. Ltd.	863,000	1,906,871
China Merchants Bank Co. Ltd. Class A	344,700	1,970,207
China Merchants Bank Co. Ltd. Class H	1,099,500	6,987,360
China Merchants Energy Shipping Co. Ltd. Class A	83,300	198,088
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	279,600	400,296
China Merchants Port Holdings Co. Ltd.	391,740	735,165
China Merchants Securities Co. Ltd. Class A	119,000	268,074
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	82,900	101,647
China Minsheng Banking Corp. Ltd. Class A	896,900	493,023
China Minsheng Banking Corp. Ltd. Class H	1,745,600	821,052
China Modern Dairy Holdings Ltd.	574,000	100,583
China National Building Material Co. Ltd. Class H	1,502,954	922,139
China National Chemical Engineering Co. Ltd. Class A	71,900	92,133
China National Nuclear Power Co. Ltd. Class A	302,600	397,675
China National Software & Service Co. Ltd. Class A (a)	26,370	139,335
China Nonferrous Mining Corp. Ltd.	285,000	427,784
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	101,800	709,703
China Oilfield Services Ltd. Class H	424,000	485,880
China Overseas Grand Oceans Group Ltd.	216,135	66,029
China Overseas Land & Investment Ltd.	1,039,000	1,549,653
Security Description	Shares	Value
China Overseas Property Holdings Ltd. (b)	280,000	$142,086
China Pacific Insurance Group Co. Ltd. Class A	293,500	1,590,584
China Pacific Insurance Group Co. Ltd. Class H	644,400	2,639,541
China Petroleum & Chemical Corp. Class A	714,000	606,024
China Petroleum & Chemical Corp. Class H	6,478,000	3,724,217
China Power International Development Ltd.	1,100,000	445,456
China Railway Group Ltd. Class A	272,800	215,722
China Railway Group Ltd. Class H	1,020,000	529,764
China Railway Signal & Communication Corp. Ltd. Class A	171,778	141,956
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	64,200	451,196
China Resources Beer Holdings Co. Ltd.	470,221	1,556,370
China Resources Building Materials Technology Holdings Ltd.	430,000	82,780
China Resources Gas Group Ltd.	233,900	570,011
China Resources Land Ltd.	867,333	3,215,031
China Resources Medical Holdings Co. Ltd. (b)	322,000	111,439
China Resources Microelectronics Ltd. Class A	31,302	204,641
China Resources Mixc Lifestyle Services Ltd. (e)	178,800	1,080,535
China Resources Pharmaceutical Group Ltd. (e)	768,000	569,497
China Resources Power Holdings Co. Ltd. (b)	544,055	1,271,080
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	29,237	118,767
China Risun Group Ltd. (b)	122,000	49,639
China Ruyi Holdings Ltd. (a) (b)	2,243,200	439,065
China Shenhua Energy Co. Ltd. Class A	135,200	915,140
China Shenhua Energy Co. Ltd. Class H	915,000	5,416,728
China Southern Airlines Co. Ltd. Class A (a)	172,600	142,200
China State Construction Engineering Corp. Ltd. Class A	539,600	393,325
China State Construction International Holdings Ltd.	510,750	542,658
China Taiping Insurance Holdings Co. Ltd.	318,600	841,452
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
China Three Gorges Renewables Group Co. Ltd. Class A	396,500	$245,294
China Tobacco International HK Co. Ltd.	93,000	404,598
China Tourism Group Duty Free Corp. Ltd. Class A	24,300	249,796
China Tower Corp. Ltd. Class H (e)	1,181,100	1,615,141
China Traditional Chinese Medicine Holdings Co. Ltd.	1,126,000	255,599
China Travel International Investment Hong Kong Ltd. (a) (b)	266,000	38,256
China United Network Communications Ltd. Class A	421,500	273,083
China Vanke Co. Ltd. Class A (a)	111,100	64,779
China Water Affairs Group Ltd. (b)	126,000	79,213
China XD Electric Co. Ltd. Class A	175,800	393,194
China XLX Fertiliser Ltd.	86,000	120,177
China Yangtze Power Co. Ltd. Class A	500,600	1,962,983
China Zheshang Bank Co. Ltd. Class A	206,180	89,809
Chinasoft International Ltd. (b)	636,000	270,379
Chongqing Changan Automobile Co. Ltd. Class A	119,280	173,897
Chongqing Rural Commercial Bank Co. Ltd. Class A	188,800	192,717
Chongqing Rural Commercial Bank Co. Ltd. Class H	641,000	555,138
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	30,900	67,601
Chow Tai Fook Jewellery Group Ltd. (b)	796,400	1,119,548
CIMC Enric Holdings Ltd.	78,000	100,283
CITIC Ltd.	1,085,000	1,652,491
CITIC Securities Co. Ltd. Class A	150,285	527,518
CITIC Securities Co. Ltd. Class H	443,275	1,357,553
CITIC Telecom International Holdings Ltd.	395,000	136,764
CMOC Group Ltd. Class A	183,600	468,272
CMOC Group Ltd. Class H	1,344,000	2,827,007
CNGR Advanced Material Co. Ltd. Class A	4,480	32,410
CNPC Capital Co. Ltd. Class A	102,900	152,625
COFCO Joycome Foods Ltd. (a) (b)	478,000	77,980
Consun Pharmaceutical Group Ltd.	144,000	307,276
Contemporary Amperex Technology Co. Ltd. Class A	71,220	4,214,722
Contemporary Amperex Technology Co. Ltd. Class H (b)	29,600	2,359,662
Security Description	Shares	Value
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	36,400	$116,761
COSCO SHIPPING Holdings Co. Ltd. Class A	301,500	658,375
COSCO SHIPPING Holdings Co. Ltd. Class H (b)	691,900	1,317,733
COSCO SHIPPING Ports Ltd. (b)	368,478	243,997
Country Garden Services Holdings Co. Ltd.	863,000	655,949
CRRC Corp. Ltd. Class A	331,200	305,869
CRRC Corp. Ltd. Class H	1,279,000	833,218
CSC Financial Co. Ltd. Class A	53,200	166,690
CSG Holding Co. Ltd. Class B	137,900	28,723
CSPC Innovation Pharmaceutical Co. Ltd. Class A	11,640	53,954
CSPC Pharmaceutical Group Ltd.	2,493,280	2,942,851
CStone Pharmaceuticals (a) (b) (e)	228,500	258,556
Dalipal Holdings Ltd. (a) (b)	144,000	120,854
Daqin Railway Co. Ltd. Class A	189,500	147,063
Daqo New Energy Corp. ADR (a)	12,000	255,240
Deep Source Holdings Ltd. (a)	750,000	83,629
Dongfang Electric Corp. Ltd. Class A	54,100	278,848
Dongyue Group Ltd.	444,000	620,090
DPC Dash Ltd. (a) (b)	15,600	95,110
Duality Biotherapeutics, Inc. (a) (b)	4,100	156,811
East Buy Holding Ltd. (a) (b) (e)	116,000	404,936
East Money Information Co. Ltd. Class A	268,840	743,289
Eastroc Beverage Group Co. Ltd. Class A	9,570	284,424
Ecovacs Robotics Co. Ltd. Class A	3,400	30,436
Empyrean Technology Co. Ltd. Class A	4,200	49,815
ENN Energy Holdings Ltd.	216,700	1,764,686
ENN Natural Gas Co. Ltd. Class A	24,700	79,321
Eoptolink Technology, Inc. Ltd. Class A	17,660	1,172,263
Eve Energy Co. Ltd. Class A	21,906	201,000
Everbright Securities Co. Ltd. Class A	35,500	78,976
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	1,180,046	392,913
Everest Medicines Ltd. (a) (b) (e)	73,000	354,396
Far East Horizon Ltd.	401,000	362,577
FIH Mobile Ltd. (a) (b)	29,700	75,753
FinVolution Group ADR (b)	27,500	131,725
First Tractor Co. Ltd. Class H (b)	108,000	115,897
Focus Media Information Technology Co. Ltd. Class A	239,900	229,091
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co. Ltd. Class A	104,609	$623,744
Founder Securities Co. Ltd. Class A	100,200	99,320
Foxconn Industrial Internet Co. Ltd. Class A	235,100	1,815,043
Fu Shou Yuan International Group Ltd. (b)	276,000	92,354
Fufeng Group Ltd. (b)	357,000	318,759
Fuyao Glass Industry Group Co. Ltd. Class A	35,300	294,516
Fuyao Glass Industry Group Co. Ltd. Class H (e)	161,600	1,215,784
GalaxyCore, Inc. Class A	18,062	34,327
Ganfeng Lithium Group Co. Ltd. Class A	22,280	257,090
Ganfeng Lithium Group Co. Ltd. Class H (b) (e)	125,000	1,185,502
GCL Technology Holdings Ltd. (a) (b)	7,080,000	786,499
GD Power Development Co. Ltd. Class A	239,700	168,460
GDS Holdings Ltd. Class A (a) (b)	287,100	1,452,967
Geely Automobile Holdings Ltd.	1,776,000	4,738,900
GEM Co. Ltd. Class A	32,900	38,188
Genertec Universal Medical Group Co. Ltd. (e)	93,000	68,993
Genscript Biotech Corp. (a)	354,000	502,125
GF Securities Co. Ltd. Class A	104,500	274,774
Giant Biogene Holding Co. Ltd. (b) (e)	94,200	333,000
GigaDevice Semiconductor, Inc. Class A	6,928	246,581
GoerTek, Inc. Class A	48,100	160,221
Goldwind Science & Technology Co. Ltd. Class A	22,900	88,660
Goneo Group Co. Ltd. Class A	11,368	69,298
Gotion High-tech Co. Ltd. Class A	8,500	44,556
Great Wall Motor Co. Ltd. Class H	828,000	1,340,678
Gree Electric Appliances, Inc. of Zhuhai Class A	47,700	262,620
Greentown China Holdings Ltd. (b)	261,000	292,392
Greentown Management Holdings Co. Ltd. (b) (e)	153,000	41,567
Greentown Service Group Co. Ltd.	280,000	153,884
Guangdong Haid Group Co. Ltd. Class A	22,500	162,266
Guangdong Investment Ltd.	908,000	909,564
Guangzhou Automobile Group Co. Ltd. Class A	198,200	208,874
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	10,100	33,604
Security Description	Shares	Value
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,860	$180,393
Guosen Securities Co. Ltd. Class A	90,800	148,592
Guotai Haitong Securities Co. Ltd.	284,970	689,904
Guotai Haitong Securities Co. Ltd. Class H (e)	577,880	991,149
H World Group Ltd. ADR (b)	56,000	2,816,240
Haichang Ocean Park Holdings Ltd. (a) (b) (e)	486,000	29,255
Haidilao International Holding Ltd. (b) (e)	466,000	857,937
Haier Smart Home Co. Ltd. Class A	74,500	233,004
Haier Smart Home Co. Ltd. Class H	670,600	1,796,733
Hainan Airlines Holding Co. Ltd. Class A (a)	509,600	108,046
Hainan Airport Infrastructure Co. Ltd. Class A	139,100	73,644
Haitian International Holdings Ltd.	158,000	410,604
Hangzhou First Applied Material Co. Ltd. Class A	30,951	79,469
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (e)	66,800	92,779
Hangzhou Silan Microelectronics Co. Ltd. Class A	35,900	134,675
Hangzhou Tigermed Consulting Co. Ltd. Class A	7,900	62,533
Hansoh Pharmaceutical Group Co. Ltd. (b) (e)	370,000	1,693,871
Harbin Electric Co. Ltd. Class H	248,000	669,881
HBM Holdings Ltd. (a) (e)	148,000	249,743
Health & Happiness H&H International Holdings Ltd.	69,000	106,208
Hello Group, Inc. ADR	33,300	191,808
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	24,800	111,886
Henan Shuanghui Investment & Development Co. Ltd. Class A	102,100	421,572
Hengan International Group Co. Ltd.	154,000	545,020
Hengli Petrochemical Co. Ltd. Class A	99,100	313,530
Hengtong Optic-electric Co. Ltd. Class A	52,500	408,597
Hithink RoyalFlush Information Network Co. Ltd. Class A	7,100	310,474
Hopson Development Holdings Ltd. (a)	253,204	85,260
Horizon Robotics (a) (b)	1,445,400	1,251,981
Hoshine Silicon Industry Co. Ltd. Class A	3,500	20,779
Hua Hong Semiconductor Ltd. Class H (a) (b) (e)	208,000	2,099,067
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Huadian Power International Corp. Ltd. Class A	84,700	$58,057
Huadong Medicine Co. Ltd. Class A	20,060	103,374
Huafon Chemical Co. Ltd. Class A	33,800	50,596
Huaneng Power International, Inc. Class A	155,200	158,444
Huaneng Power International, Inc. Class H	1,170,000	886,028
Huangshan Tourism Development Co. Ltd. Class B	20,400	14,462
Huaqin Technology Co. Ltd. Class A	33,900	403,512
Huatai Securities Co. Ltd. Class A	90,300	235,601
Huatai Securities Co. Ltd. Class H (b) (e)	360,000	687,513
Huaxia Bank Co. Ltd. Class A	152,200	161,601
Huayu Automotive Systems Co. Ltd. Class A	62,800	175,925
Huizhou Desay Sv Automotive Co. Ltd. Class A	6,800	103,641
Hunan Valin Steel Co. Ltd. Class A	44,000	32,631
Hundsun Technologies, Inc. Class A	19,510	73,235
HUTCHMED China Ltd. (a) (b)	20,000	58,251
Hwatsing Technology Co. Ltd. Class A	4,650	118,987
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (e)	73,600	107,618
Hygon Information Technology Co. Ltd. Class A	39,948	1,247,944
IEIT Systems Co. Ltd. Class A	59,800	497,547
Iflytek Co. Ltd. Class A	35,600	241,842
Imeik Technology Development Co. Ltd. Class A	2,660	45,428
Industrial & Commercial Bank of China Ltd. Class A	997,400	1,103,092
Industrial & Commercial Bank of China Ltd. Class H	17,917,000	15,794,911
Industrial Bank Co. Ltd. Class A	381,600	1,039,818
Industrial Securities Co. Ltd. Class A	42,900	36,749
Ingenic Semiconductor Co. Ltd. Class A	8,200	126,879
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	892,200	328,336
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	70,600	308,996
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	219,500	176,804
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	90,600	347,046
Inner Mongolia Yitai Coal Co. Ltd. Class B	347,300	747,042
Security Description	Shares	Value
InnoCare Pharma Ltd. Class H (a) (e)	228,000	$396,843
Innovent Biologics, Inc. (a) (e)	423,500	4,658,907
Inspur Digital Enterprise Technology Ltd.	142,000	39,840
iQIYI, Inc. ADR (a) (b)	125,100	168,885
Isoftstone Information Technology Group Co. Ltd. Class A	8,500	46,034
J&T Global Express Ltd. (a)	1,008,400	1,300,340
JA Solar Technology Co. Ltd. Class A (a)	34,160	54,667
JCET Group Co. Ltd. Class A	57,900	331,935
JD Health International, Inc. (a) (e)	315,350	1,925,107
JD Logistics, Inc. (a) (e)	525,400	927,605
JD.com, Inc. Class A	673,304	9,926,103
JF SmartInvest Holdings Ltd.	39,500	146,822
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	75,300	117,207
Jiangsu Expressway Co. Ltd. Class H (b)	608,000	784,168
Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,468	189,869
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	134,024	1,083,271
Jiangsu Hoperun Software Co. Ltd. Class A	25,200	143,706
Jiangsu King's Luck Brewery JSC Ltd. Class A	19,600	75,585
Jiangsu Yanghe Distillery Co. Ltd. Class A	18,200	134,192
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	72,900	360,483
Jiangsu Zhongtian Technology Co. Ltd. Class A	24,900	110,410
Jiangxi Copper Co. Ltd. Class A	32,700	208,166
Jiangxi Copper Co. Ltd. Class H	291,000	1,292,563
Jinan Acetate Chemical Co. Ltd. (b)	150,810	203,525
Jinchuan Group International Resources Co. Ltd. (a) (b) (c)	832,000	33,958
Jinko Solar Co. Ltd. Class A (a)	79,291	75,898
JinkoSolar Holding Co. Ltd. ADR	8,700	221,067
Jinxin Fertility Group Ltd. (a) (b) (e)	455,500	139,417
JNBY Design Ltd.	41,500	111,723
JOYY, Inc. ADR	7,400	432,086
Kanzhun Ltd. ADR	101,600	1,360,424
KE Holdings, Inc. ADR (b)	100,000	1,497,000
Keymed Biosciences, Inc. (a) (e)	72,500	572,956
Kinetic Development Group Ltd.	998,000	271,286
Kingboard Holdings Ltd.	162,000	685,742
Kingdee International Software Group Co. Ltd. (a)	960,000	1,065,875
Kingsoft Cloud Holdings Ltd. (a) (b)	124,000	112,146
Kingsoft Corp. Ltd. (b)	266,400	776,286
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
KLN Logistics Group Ltd.	101,500	$85,906
Kuaishou Technology (e)	756,300	4,455,422
Kuang-Chi Technologies Co. Ltd. Class A (a)	76,900	430,830
Kunlun Energy Co. Ltd.	1,042,000	952,245
Kunlun Tech Co. Ltd. Class A (a)	14,200	102,812
Kweichow Moutai Co. Ltd. Class A	21,000	4,423,232
Laopu Gold Co. Ltd. Class H (b)	7,600	615,334
LB Group Co. Ltd. Class A	11,000	27,878
Lee & Man Paper Manufacturing Ltd.	156,000	69,192
Legend Holdings Corp. Class H (a) (e)	129,200	133,625
Lenovo Group Ltd.	2,146,000	2,581,349
Lens Technology Co. Ltd. Class A	158,300	658,349
Lepu Biopharma Co. Ltd. Class H (a) (e)	299,000	205,541
Li Auto, Inc. Class A (a)	382,000	3,372,231
Li Ning Co. Ltd.	657,500	1,816,789
Lifetech Scientific Corp. (a) (b)	1,054,000	228,025
Lingbao Gold Group Co. Ltd. Class H (b)	172,300	581,852
Lingyi iTech Guangdong Co. Class A	50,400	95,707
Longfor Group Holdings Ltd. (b) (e)	567,687	552,750
LONGi Green Energy Technology Co. Ltd. Class A (a)	86,492	221,945
Lonking Holdings Ltd.	174,000	66,620
Loongson Technology Corp. Ltd. Class A (a)	8,995	172,860
Lufax Holding Ltd. ADR (a)	72,850	136,230
Luxshare Precision Industry Co. Ltd. Class A	142,268	1,045,375
Luye Pharma Group Ltd. (a) (e)	416,000	134,448
Luzhou Laojiao Co. Ltd. Class A	18,500	282,078
Mango Excellent Media Co. Ltd. Class A	9,700	29,145
Maoyan Entertainment (b) (e)	41,600	30,592
Marketingforce Management Ltd. (a) (b)	30,900	124,584
Maxscend Microelectronics Co. Ltd. Class A	4,000	46,721
Medlive Technology Co. Ltd. (b) (e)	94,000	101,671
Meitu, Inc. (e)	1,011,500	563,603
Meituan Class B (a) (e)	1,372,610	14,980,165
Metallurgical Corp. of China Ltd. Class A	364,100	160,227
MicroPort NeuroScientific Corp.	71,000	96,449
Microport Scientific Corp. (a) (b)	220,108	270,187
Midea Group Co. Ltd. Class A	94,500	1,052,852
Midea Group Co. Ltd. Class H	77,400	833,095
Ming Yuan Cloud Group Holdings Ltd.	94,000	25,269
MINISO Group Holding Ltd.	81,800	330,420
Security Description	Shares	Value
Minth Group Ltd.	278,600	$1,164,014
MMG Ltd. (a)	1,282,400	1,215,165
Mobvista, Inc. (a) (e)	168,000	285,068
Montage Technology Co. Ltd. Class A	9,953	185,179
Muyuan Foods Co. Ltd. Class A	92,323	557,544
NARI Technology Co. Ltd. Class A	168,028	637,301
National Silicon Industry Group Co. Ltd. Class A (a)	75,121	186,968
NAURA Technology Group Co. Ltd. Class A	13,230	870,237
NetDragon Websoft Holdings Ltd.	53,500	61,523
NetEase Cloud Music, Inc. (a) (b) (e)	25,650	426,178
NetEase, Inc.	490,500	10,961,523
New China Life Insurance Co. Ltd. Class A	25,600	231,028
New China Life Insurance Co. Ltd. Class H	266,600	1,587,384
New Hope Liuhe Co. Ltd. Class A	192,400	229,413
New Oriental Education & Technology Group, Inc.	395,500	2,240,504
Newborn Town, Inc. (a)	264,000	270,100
Nexteer Automotive Group Ltd.	160,000	104,593
Ningbo Deye Technology Co. Ltd. Class A	10,584	203,642
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,600	93,642
Ningbo Tuopu Group Co. Ltd. Class A	23,925	201,627
Ningxia Baofeng Energy Group Co. Ltd. Class A	107,000	450,203
NIO, Inc. Class A (a)	536,520	3,260,504
Noah Holdings Ltd. ADR	9,000	89,100
Nongfu Spring Co. Ltd. Class H (e)	547,600	3,311,781
OFILM Group Co. Ltd. Class A (a)	35,200	44,568
OmniVision Integrated Circuits Group, Inc.	10,935	152,510
Onewo, Inc. Class H (b)	61,400	128,481
Orient Securities Co. Ltd. Class A	104,928	138,653
OSL Group Ltd. (a) (b)	187,500	336,876
PDD Holdings, Inc. ADR (a)	195,600	19,986,408
People's Insurance Co. Group of China Ltd. Class A	77,000	81,935
People's Insurance Co. Group of China Ltd. Class H	2,946,000	2,051,940
PetroChina Co. Ltd. Class A	298,300	521,737
PetroChina Co. Ltd. Class H	5,944,000	8,155,377
Phancy Group Co. Ltd. Class H (a) (b)	32,500	147,963
Pharmaron Beijing Co. Ltd. Class A	54,800	226,941
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
PICC Property & Casualty Co. Ltd. Class H	1,957,700	$3,604,149
Ping An Bank Co. Ltd. Class A	278,300	448,153
Ping An Healthcare & Technology Co. Ltd. (a) (b) (e)	345,400	511,240
Ping An Insurance Group Co. of China Ltd. Class A	241,090	1,998,064
Ping An Insurance Group Co. of China Ltd. Class H (b)	1,826,500	14,046,136
Piotech, Inc. Class A	4,559	249,891
Poly Developments & Holdings Group Co. Ltd. Class A	136,000	115,405
Poly Property Group Co. Ltd.	196,120	44,078
Poly Property Services Co. Ltd. Class H	13,800	55,205
Pony AI, Inc. Class A (a) (b)	58,700	520,786
Pop Mart International Group Ltd. (b) (e)	151,400	2,816,907
Postal Savings Bank of China Co. Ltd. Class A	334,800	249,194
Postal Savings Bank of China Co. Ltd. Class H (e)	2,866,000	1,800,677
Power Construction Corp. of China Ltd. Class A	262,500	219,670
Prosus NV	355,995	16,428,931
Q Technology Group Co. Ltd.	151,000	143,848
Qfin Holdings, Inc. ADR	27,800	358,898
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	92,800	505,643
Radiance Holdings Group Co. Ltd. (a) (b)	99,000	16,920
Range Intelligent Computing Technology Group Co. Ltd. Class A	24,800	295,639
Remegen Co. Ltd. Class H (a) (b) (e)	60,000	747,871
REPT BATTERO Energy Co. Ltd. Class H (a) (b)	72,800	149,902
RLX Technology, Inc. ADR	76,400	168,080
RoboSense Technology Co. Ltd. (a) (b)	62,000	280,423
Rockchip Electronics Co. Ltd. Class A	5,500	124,296
Rongsheng Petrochemical Co. Ltd. Class A	157,550	276,050
SAIC Motor Corp. Ltd. Class A	168,400	359,802
Sailun Group Co. Ltd. Class A	11,700	22,061
Sanan Optoelectronics Co. Ltd. Class A	59,300	101,110
Sany Heavy Equipment International Holdings Co. Ltd.	249,000	353,616
Sany Heavy Industry Co. Ltd. Class A	99,800	280,381
Sasseur Real Estate Investment Trust	189,800	93,655
Satellite Chemical Co. Ltd. Class A	24,680	99,743
SDIC Capital Co. Ltd. Class A	78,900	79,793
Security Description	Shares	Value
SDIC Power Holdings Co. Ltd. Class A	88,700	$182,204
Seazen Group Ltd. (a)	491,333	128,504
SenseTime Group, Inc. Class B (a) (b) (e)	5,333,000	1,270,328
Seres Group Co. Ltd. Class A	40,000	530,556
SF Holding Co. Ltd. Class A	68,300	378,462
SG Micro Corp. Class A	8,196	81,371
Shaanxi Coal Industry Co. Ltd. Class A	123,100	456,098
Shandong BoAn Biotechnology Co. Ltd. Class H (a) (b)	95,400	76,262
Shandong Gold Mining Co. Ltd. Class A	88,500	526,394
Shandong Gold Mining Co. Ltd. Class H (e)	235,500	993,409
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	105,500	1,220,208
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	13,650	71,544
Shandong Nanshan Aluminum Co. Ltd. Class A	82,200	73,746
Shandong Sun Paper Industry JSC Ltd. Class A	117,800	254,675
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	546,000	262,559
Shanghai Baosight Software Co. Ltd. Class A	52,080	174,898
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	3,792	71,789
Shanghai Chicmax Cosmetic Co. Ltd. Class H (b)	10,200	69,053
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	100,625	70,253
Shanghai Conant Optical Co. Ltd. Class H	82,500	491,813
Shanghai Electric Group Co. Ltd. Class A (a)	276,000	322,353
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	22,400	87,013
Shanghai Henlius Biotech, Inc. Class H (a) (e)	20,500	183,378
Shanghai Industrial Holdings Ltd.	53,000	95,480
Shanghai International Airport Co. Ltd. Class A	18,700	75,226
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	85,900	65,198
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	62,000	81,577
Shanghai MicroPort MedBot Group Co. Ltd. Class H (a) (b)	117,500	383,032
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	25,600	63,486
Shanghai Pudong Development Bank Co. Ltd. Class A	432,700	637,770
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Shanghai Putailai New Energy Technology Group Co. Ltd.	29,232	$137,429
Shanghai RAAS Blood Products Co. Ltd. Class A	455,400	385,628
Shanghai Rural Commercial Bank Co. Ltd. Class A	234,900	309,835
Shanghai United Imaging Healthcare Co. Ltd. Class A	10,313	168,297
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	45,900	229,677
Shanjin International Gold Co. Ltd. Class A	109,000	477,782
Shanxi Coking Coal Energy Group Co. Ltd. Class A	129,480	125,230
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	68,800	134,976
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	16,860	350,979
Shengyi Technology Co. Ltd. Class A	55,900	448,970
Shennan Circuits Co. Ltd. Class A	12,428	405,893
Shenwan Hongyuan Group Co. Ltd. Class A	224,600	153,427
Shenzhen Inovance Technology Co. Ltd. Class A	30,750	301,306
Shenzhen International Holdings Ltd. (b)	291,916	266,262
Shenzhen Investment Ltd. (a) (b)	724,301	65,157
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,900	382,910
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	8,600	61,517
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	7,200	63,914
Shenzhen Transsion Holdings Co. Ltd. Class A	13,645	110,218
Shenzhou International Group Holdings Ltd.	228,500	1,396,355
Shoucheng Holdings Ltd.	712,000	153,981
Shougang Fushan Resources Group Ltd.	1,244,133	441,148
Shui On Land Ltd.	328,000	21,548
Sichuan Changhong Electric Co. Ltd. Class A	217,000	275,689
Sichuan Chuantou Energy Co. Ltd. Class A	76,700	165,667
Sichuan Expressway Co. Ltd. Class H	20,000	14,112
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a) (b)	12,300	729,619
Sichuan Road & Bridge Group Co. Ltd. Class A	55,160	80,424
Security Description	Shares	Value
Sihuan Pharmaceutical Holdings Group Ltd. (b)	463,000	$81,267
Silergy Corp.	89,000	811,116
Silvercorp Metals, Inc. (b)	52,400	561,717
Simcere Pharmaceutical Group Ltd. (e)	178,000	290,176
Sino Biopharmaceutical Ltd.	2,997,000	2,277,173
Sinopec Engineering Group Co. Ltd. Class H	563,000	423,945
Sinopec Kantons Holdings Ltd.	120,000	62,529
Sinopharm Group Co. Ltd. Class H	404,000	1,048,256
Sinotruk Hong Kong Ltd.	174,000	868,237
SITC International Holdings Co. Ltd.	387,000	1,694,704
Smoore International Holdings Ltd. (b) (e)	613,000	699,695
Spring Airlines Co. Ltd. Class A	11,800	79,395
Sun Art Retail Group Ltd.	1,572,000	315,381
Sunac China Holdings Ltd. (a) (b)	3,182,000	432,313
Sunac Services Holdings Ltd. (b) (e)	325,000	34,763
Sungrow Power Supply Co. Ltd. Class A	38,580	858,290
Sunny Optical Technology Group Co. Ltd.	196,600	1,370,920
Sunshine Lake Pharma Co. Ltd. Class H (a) (b)	10,227	58,699
Sunwoda Electronic Co. Ltd. Class A	18,900	70,381
SUPCON Technology Co. Ltd. Class A	22,030	208,561
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	47,500	734,450
Suzhou TFC Optical Communication Co. Ltd. Class A	11,172	502,796
SY Holdings Group Ltd. (b)	92,500	108,826
TAL Education Group ADR (a)	108,900	1,238,193
TBEA Co. Ltd. Class A	146,900	574,517
TCL Electronics Holdings Ltd.	337,000	554,053
TCL Technology Group Corp. Class A	153,890	95,967
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	81,375	104,826
Tencent Holdings Ltd.	1,743,400	109,974,339
Tencent Music Entertainment Group ADR	160,500	1,489,440
Tiangong International Co. Ltd. (b)	1,110,000	445,848
Tianli International Holdings Ltd. (b)	430,000	122,306
Tianneng Power International Ltd.	606,000	574,091
Tianqi Lithium Corp. Class A (a)	15,200	124,103
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Tianshui Huatian Technology Co. Ltd. Class A	237,400	$407,036
Tingyi Cayman Islands Holding Corp.	480,000	801,477
Tong Ren Tang Technologies Co. Ltd. Class H	51,000	25,766
Tongcheng Travel Holdings Ltd.	440,000	1,018,115
TongFu Microelectronics Co. Ltd. Class A	89,900	547,265
Tongling Nonferrous Metals Group Co. Ltd. Class A	346,900	298,347
Tongwei Co. Ltd. Class A (a)	46,800	113,976
Topsports International Holdings Ltd. (e)	463,000	163,042
Towngas Smart Energy Co. Ltd. (b)	104,722	45,284
TravelSky Technology Ltd. Class H	209,000	260,116
Trina Solar Co. Ltd. Class A (a)	19,751	47,538
Trip.com Group Ltd. (a)	174,850	8,641,966
Tsingtao Brewery Co. Ltd. Class A	9,200	82,754
Tsingtao Brewery Co. Ltd. Class H	182,000	1,130,771
Tuhu Car, Inc. (a) (b) (e)	70,000	116,223
Tuya, Inc. ADR	50,200	115,962
UBTech Robotics Corp. Ltd. Class H (a)	38,250	425,757
Unigroup Guoxin Microelectronics Co. Ltd. Class A	11,519	112,229
Unisplendour Corp. Ltd. Class A	53,180	195,276
Up Fintech Holding Ltd. ADR (a)	31,200	196,560
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	9,723	293,805
Victory Giant Technology Huizhou Co. Ltd. Class A	23,300	871,634
Vipshop Holdings Ltd. ADR	86,000	1,351,920
Vnet Group, Inc. ADR (a) (b)	40,700	341,473
VOYAH Automobile Technology Co. Ltd. Class H (a)	224,524	146,624
VSTECS Holdings Ltd.	136,000	150,002
Wanhua Chemical Group Co. Ltd. Class A	41,400	481,281
Want Want China Holdings Ltd.	1,765,000	1,044,572
Weibo Corp. ADR (b)	20,110	175,963
Weichai Power Co. Ltd. Class A	79,100	281,161
Weichai Power Co. Ltd. Class H	575,000	2,039,339
Weimob, Inc. (a) (b) (e)	1,059,000	199,453
WellCell Holdings Co. Ltd. (a) (b)	100,000	237,611
Wens Foodstuff Group Co. Ltd. Class A	85,960	206,851
West China Cement Ltd. (b)	262,000	73,431
Western Securities Co. Ltd. Class A	30,800	32,812
Western Superconducting Technologies Co. Ltd. Class A	35,591	370,062
Wharf Holdings Ltd. (b)	254,000	701,074
Wilmar International Ltd.	545,900	1,634,431
Security Description	Shares	Value
Wingtech Technology Co. Ltd. Class A (a)	15,500	$70,378
Wuhan Guide Infrared Co. Ltd. Class A (a)	60,642	112,557
Wuliangye Yibin Co. Ltd. Class A	68,000	1,021,367
WUS Printed Circuit Kunshan Co. Ltd. Class A	13,640	154,534
WuXi AppTec Co. Ltd. Class A	50,900	738,552
WuXi AppTec Co. Ltd. Class H (e)	80,403	1,231,565
Wuxi Biologics Cayman, Inc. (a) (e)	939,000	4,038,677
WuXi XDC Cayman, Inc. (a)	66,000	500,677
XCMG Construction Machinery Co. Ltd. Class A	112,400	165,517
XD, Inc. (b)	99,000	772,557
Xiamen Tungsten Co. Ltd. Class A	89,400	732,352
Xiaomi Corp. Class B (a) (e)	4,744,400	19,599,999
Xinhua Winshare Publishing & Media Co. Ltd. Class H	66,000	88,075
Xinjiang Daqo New Energy Co. Ltd. Class A (a)	21,185	65,305
Xinte Energy Co. Ltd. Class H (a)	84,800	56,652
Xinyi Energy Holdings Ltd.	141,148	21,547
Xinyi Glass Holdings Ltd. (b)	377,528	473,735
Xinyi Solar Holdings Ltd. (b)	1,082,138	405,626
XPeng, Inc. Class A (a) (b)	341,200	2,916,806
XtalPi Holdings Ltd. (a) (b)	416,000	486,814
Xtep International Holdings Ltd.	299,195	171,622
XXF Group Holdings Ltd. (a) (b)	240,000	34,902
Yadea Group Holdings Ltd. (e)	363,870	618,786
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (b) (e)	99,000	2,392,640
Yangzijiang Shipbuilding Holdings Ltd.	734,000	2,172,745
Yankuang Energy Group Co. Ltd. Class A	126,815	355,288
Yankuang Energy Group Co. Ltd. Class H (b)	835,800	1,556,378
Yanlord Land Group Ltd. (a) (b)	128,800	60,908
Yantai Changyu Pioneer Wine Co. Ltd. Class B	36,300	35,280
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	56,500	806,574
Yealink Network Technology Corp. Ltd. Class A	42,460	203,584
Yidu Tech, Inc. (a) (b) (e)	367,000	232,697
Yihai International Holding Ltd.	111,000	232,122
Yixin Group Ltd. (b) (e)	1,099,500	302,321
Yonghui Superstores Co. Ltd. Class A (a)	402,800	219,867
Yonyou Network Technology Co. Ltd. Class A (a)	51,830	88,436
YTO Express Group Co. Ltd. Class A	44,600	131,008
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Yuexiu Property Co. Ltd. (b)	397,540	$192,842
Yuexiu Transport Infrastructure Ltd.	208,000	103,498
Yum China Holdings, Inc.	103,500	5,141,624
Yunnan Aluminium Co. Ltd. Class A	41,400	188,953
Yunnan Baiyao Group Co. Ltd. Class A	12,880	102,734
Yunnan Yuntianhua Co. Ltd. Class A	19,100	92,780
Yutong Bus Co. Ltd. Class A	34,500	179,126
Zai Lab Ltd. (a)	112,800	208,137
Zangge Mining Co. Ltd. Class A	101,600	1,185,600
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,300	160,093
Zhaojin Mining Industry Co. Ltd. Class H	450,500	1,871,862
Zhejiang China Commodities City Group Co. Ltd. Class A	66,500	125,841
Zhejiang Chint Electrics Co. Ltd. Class A	34,700	165,722
Zhejiang Dahua Technology Co. Ltd. Class A	49,600	122,598
Zhejiang Huayou Cobalt Co. Ltd. Class A	18,890	164,437
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	20,600	124,018
Zhejiang Juhua Co. Ltd. Class A	28,100	140,620
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (e)	161,900	987,408
Zhejiang NHU Co. Ltd. Class A	74,948	377,080
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	21,800	137,364
Zhejiang Weiming Environment Protection Co. Ltd. Class A	23,400	85,558
Zhejiang Zheneng Electric Power Co. Ltd. Class A	134,200	106,159
Zheshang Securities Co. Ltd. Class A	21,700	30,625
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (e)	384,600	632,380
Zhongji Innolight Co. Ltd. Class A	19,500	1,670,910
Zhongjin Gold Corp. Ltd. Class A	58,800	232,686
Zhongsheng Group Holdings Ltd.	193,000	204,401
Zhongtai Securities Co. Ltd. Class A	72,500	64,235
Zhongyu Energy Holdings Ltd. (b)	146,000	50,093
Zhuzhou CRRC Times Electric Co. Ltd. Class A	2,088	15,874
Zhuzhou CRRC Times Electric Co. Ltd. Class H	121,800	569,638
Zijin Mining Group Co. Ltd. Class A	326,400	1,585,495
Security Description	Shares	Value
Zijin Mining Group Co. Ltd. Class H (b)	1,688,000	$7,594,428
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	87,400	109,846
ZTE Corp. Class A	55,000	262,456
ZTE Corp. Class H (b)	220,000	621,842
ZTO Express Cayman, Inc.	133,300	3,281,317
Zylox-Tonbridge Medical Technology Co. Ltd. Class H (e)	37,000	110,544
		785,711,915
COLOMBIA — 0.0% *
Aris Mining Corp. (a)	40,600	751,458
Cementos Argos SA	186,255	597,686
Grupo Argos SA	2,964	13,514
Grupo Cibest SA	71,291	1,654,395
Interconexion Electrica SA ESP	116,011	887,880
		3,904,933
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	212,400	1,809,635
CZECH REPUBLIC — 0.0% *
CEZ AS	37,903	2,133,237
Colt CZ Group SE	2,481	105,576
CSG NV (a)	21,843	587,409
Komercni Banka AS	17,471	887,693
Moneta Money Bank AS (e)	76,336	662,658
Philip Morris CR AS	128	113,103
		4,489,676
DENMARK — 1.0%
AL Sydbank	13,825	1,107,683
ALK-Abello AS	34,792	1,096,550
Alm Brand AS	225,793	547,997
Ambu AS Class B	49,672	529,206
Bavarian Nordic AS (a)	23,814	717,664
Better Collective AS (a) (b)	8,665	125,160
Cadeler AS (a)	60,220	349,046
Carlsberg AS Class B	24,410	3,023,115
Cementir Holding NV	10,780	192,097
Chemometec AS	4,698	223,414
Coloplast AS Class B	31,946	2,169,348
D/S Norden AS	8,017	366,512
Danske Bank AS	181,662	8,924,883
Demant AS (a)	23,410	707,196
Dfds AS (a)	10,740	175,286
DSV AS	55,238	13,298,872
FLSmidth & Co. AS	11,518	869,845
Genmab AS (a)	17,087	4,587,561
GN Store Nord AS (a)	35,890	572,291
Gubra AS	2,713	151,503
H Lundbeck AS	75,388	470,612
ISS AS	39,319	1,427,686
Jyske Bank AS	11,985	1,639,488
Matas AS	12,409	201,670
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Netcompany Group AS (a) (e)	11,321	$691,945
NKT AS (a)	14,195	1,842,163
Novo Nordisk AS Class B	875,674	31,945,011
Novonesis Novozymes B Class B	98,228	5,817,662
NTG Nordic Transport Group AS (a)	2,507	62,585
Orsted AS (a) (e)	140,778	3,480,281
Pandora AS	22,131	1,576,862
Per Aarsleff Holding AS	4,610	532,143
Ringkjoebing Landbobank AS	7,114	1,705,097
Rockwool AS Class B	25,050	693,590
Royal Unibrew AS	13,372	1,081,447
Scandinavian Tobacco Group AS (e)	12,600	132,306
Schouw & Co. AS	3,570	367,365
Tryg AS	80,103	1,903,332
Vestas Wind Systems AS	274,556	8,257,805
Zealand Pharma AS (a)	17,754	824,229
		104,388,508
EGYPT — 0.0% *
Commercial International Bank - Egypt (CIB)	543,692	1,206,545
Eastern Co. SAE	280,787	179,544
EFG Holding SAE (a)	146,048	67,432
E-Finance for Digital & Financial Investments	126,688	41,798
Talaat Moustafa Group	131,579	179,828
Telecom Egypt Co.	60,241	86,741
		1,761,888
FAEROE ISLANDS — 0.0% *
Bakkafrost P	14,842	691,967
FINLAND — 0.7%
Elisa OYJ	40,904	1,986,159
Finnair OYJ (b)	51,154	163,460
Fortum OYJ (b)	127,026	3,238,141
Harvia OYJ (b)	3,684	141,344
Hiab OYJ (b)	10,055	473,984
Huhtamaki OYJ	25,806	835,904
Kalmar OYJ Class B (a)	10,055	508,182
Kemira OYJ (b)	31,779	690,655
Kempower OYJ (a) (b)	5,722	85,246
Kesko OYJ Class B (b)	75,064	1,661,783
Kone OYJ Class B	88,879	5,656,180
Konecranes OYJ (b)	53,754	1,758,672
Lumo Kodit OYJ	37,077	338,130
Mandatum OYJ (b)	122,767	981,622
Marimekko OYJ (b)	8,480	99,963
Metsa Board OYJ Class B (a) (b)	32,480	114,483
Metso OYJ (b)	176,037	3,041,137
Neste OYJ	114,709	3,715,989
Nokia OYJ (b)	1,478,883	11,826,157
Nokian Renkaat OYJ (b)	34,104	361,850
Nordea Bank Abp (b) (d)	610,323	10,403,329
Nordea Bank Abp (b) (d)	222,223	3,814,409
Security Description	Shares	Value
Orion OYJ Class B	30,687	$2,472,490
Outokumpu OYJ	64,136	349,962
Puuilo OYJ	18,546	270,268
QT Group OYJ (a) (b)	5,211	115,769
Revenio Group OYJ (b)	6,933	152,720
Sampo OYJ Class A (d)	628,715	6,665,978
Sampo OYJ Class A (d)	25,996	275,862
Stora Enso OYJ Class R (b)	154,890	1,813,113
TietoEVRY OYJ (b)	29,125	635,087
Tokmanni Group Corp. (b)	9,924	82,517
UPM-Kymmene OYJ	148,769	4,641,726
Valmet OYJ (b)	39,281	1,120,419
Wartsila OYJ Abp	137,193	5,094,022
YIT OYJ (a) (b)	22,823	68,703
		75,655,415
FRANCE — 4.7%
Accor SA	55,472	2,652,210
Aeroports de Paris SA	9,143	1,113,447
Air France-KLM (a)	33,471	338,169
Air Liquide SA	153,990	31,728,979
Airbus SE	162,128	30,557,193
Alstom SA (a)	97,976	2,793,089
Altarea SCA REIT	1,444	188,263
Alten SA	8,918	551,172
Amundi SA (e)	16,428	1,407,327
Antin Infrastructure Partners SA	8,410	100,029
Arkema SA	15,391	1,053,376
Assystem SA	1,654	77,006
Aubay	3,025	145,336
AXA SA	437,527	20,041,542
Beneteau SACA	8,515	67,426
BioMerieux	10,936	1,164,644
BNP Paribas SA	272,726	25,898,816
Bollore SE	195,636	1,115,117
Bouygues SA	53,649	3,099,500
Bureau Veritas SA	97,174	2,899,369
Canal & SA	199,610	529,138
Capgemini SE	42,057	4,946,987
Carmila SA REIT (a)	16,368	317,063
Carrefour SA	166,850	3,079,612
Cie de Saint-Gobain SA	120,689	9,960,817
Cie des Alpes	5,732	156,854
Cie Generale des Etablissements Michelin SCA	178,733	6,103,855
Clariane SE (a)	28,166	117,392
Coface SA	29,757	516,610
Covivio SA REIT	14,878	886,352
Credit Agricole SA	272,519	5,070,324
Danone SA	173,835	13,846,790
Dassault Aviation SA	5,182	1,922,663
Dassault Systemes SE	188,656	3,807,137
Derichebourg SA	21,744	206,910
Edenred SE	67,625	1,342,762
Eiffage SA	18,508	2,829,563
Elior Group SA (e)	27,606	78,609
Elis SA	44,696	1,261,724
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Emeis SA (a)	17,828	$272,220
Engie SA	494,219	15,877,113
Equasens	1,458	67,688
Eramet SA	1,844	109,912
EssilorLuxottica SA	80,760	18,759,675
Etablissements Maurel et Prom SA	19,383	238,333
Eurazeo SE	10,839	511,661
Eutelsat Communications SACA (a)	61,569	146,961
Exail Technologies SA (a)	3,409	470,633
Exosens SAS	7,063	506,989
FDJ UNITED	28,821	845,492
Fnac Darty SA	3,252	132,924
Forvia SE (a) (d)	36,003	410,790
Forvia SE (a) (d)	5,581	63,620
Gaztransport Et Technigaz SA	10,514	2,465,016
Gecina SA REIT	12,422	977,016
Getlink SE	85,626	1,841,875
Hermes International SCA	8,363	15,792,423
ICADE REIT	9,048	202,070
ID Logistics Group SACA (a)	864	321,572
Imerys SA	7,600	189,949
Interparfums SA	6,624	175,595
Ipsen SA	10,176	1,895,722
IPSOS SA	9,783	385,210
JCDecaux SE	17,112	369,604
Kaufman & Broad SA	3,405	111,747
Kering SA	20,971	6,348,013
Klepierre SA REIT	60,917	2,279,734
Legrand SA	71,222	11,029,723
LISI SA	3,302	201,256
L'Oreal SA	64,636	26,306,921
Louis Hachette Group	199,610	361,285
LVMH Moet Hennessy Louis Vuitton SE	66,900	36,455,344
Manitou BF SA	1,060	23,993
Mercialys SA REIT	24,762	333,390
Mersen SA	8,155	212,399
Metropole Television SA	7,157	95,739
Nexans SA	9,915	1,344,565
Nexity SA (a)	9,699	89,850
Opmobility	15,366	269,736
Orange SA	524,421	10,718,276
Pernod Ricard SA	56,854	4,214,417
Peugeot Invest SA	1,756	125,668
Pierre Et Vacances SA (a)	37,390	69,911
Planisware SA	4,180	69,838
Publicis Groupe SA	64,478	5,319,956
Quadient SA	7,279	91,167
Remy Cointreau SA	7,704	332,090
Renault SA	52,431	1,791,862
Rexel SA	63,527	2,509,371
Rubis SCA	22,138	894,252
Safran SA	97,288	31,734,950
Sartorius Stedim Biotech	8,265	1,604,625
Security Description	Shares	Value
SCOR SE	45,725	$1,629,066
SEB SA	3,499	180,212
Seche Environnement SACA	636	59,066
Societe BIC SA	6,132	382,535
Societe Generale SA	191,980	13,973,512
Sodexo SA	23,377	1,196,199
SOITEC (a)	7,067	432,105
Sopra Steria Group	4,064	567,285
SPIE SA	40,337	2,013,521
Technip Energies NV	36,094	1,520,426
Teleperformance SE	15,304	896,467
Television Francaise 1 SA	11,946	96,828
Thales SA	25,815	7,546,215
TotalEnergies SE	538,067	49,224,665
Trigano SA	2,295	376,644
Ubisoft Entertainment SA (a)	25,853	116,490
Unibail-Rodamco-Westfield REIT (a)	34,421	3,785,521
Valeo SE	58,068	708,847
Vallourec SACA	43,266	1,091,760
Veolia Environnement SA	177,387	6,734,626
Vicat SACA	3,900	283,766
Vinci SA	133,681	20,002,041
Virbac SACA	1,106	455,350
Vivendi SE (a)	199,610	412,790
Voltalia SA (a)	17,228	139,258
Vusion	2,688	343,888
Wavestone	2,248	119,746
Wendel SE	6,922	621,641
Worldline SA (a) (e)	386,960	116,174
		506,969,957
GEORGIA — 0.0% *
Georgia Capital PLC (a)	9,000	434,870
Lion Finance Group PLC	9,416	1,164,383
TBC Bank Group PLC	12,346	671,549
		2,270,802
GERMANY — 5.0%
Adesso SE	956	63,760
adidas AG	47,637	7,686,019
AIXTRON SE	27,546	1,071,462
Allianz SE	101,326	42,656,691
Alzchem Group AG	2,017	402,417
Aroundtown SA (a)	196,392	521,190
Atoss Software SE	2,539	224,831
Aumovio SE (a)	14,876	580,720
Aurubis AG	8,374	1,484,669
Auto1 Group SE (a)	37,035	657,291
BASF SE	245,305	15,060,710
Bayer AG	273,682	12,625,512
Bayerische Motoren Werke AG	75,590	6,970,497
Bayerische Motoren Werke AG Preference Shares	14,776	1,355,867
Bechtle AG	21,793	749,173
Beiersdorf AG	27,185	2,435,870
Bilfinger SE	10,008	1,155,168
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Brenntag SE	33,111	$2,235,798
CANCOM SE	8,623	244,211
Carl Zeiss Meditec AG	9,444	270,590
Ceconomy AG (a)	43,948	215,713
Cewe Stiftung & Co. KGaA	1,459	157,699
Commerzbank AG	205,352	7,467,440
Continental AG	31,159	2,168,252
CTS Eventim AG & Co. KGaA	17,054	995,710
Daimler Truck Holding AG	127,200	6,244,283
Dermapharm Holding SE	4,358	212,400
Deutsche Bank AG	503,255	14,929,606
Deutsche Boerse AG	51,534	15,048,968
Deutsche Lufthansa AG	175,620	1,490,818
Deutsche Pfandbriefbank AG (e)	35,822	124,365
Deutsche Post AG	244,636	12,853,284
Deutsche Telekom AG	1,000,282	37,215,884
Deutz AG	40,877	409,695
Douglas AG (a)	12,460	145,248
Dr. Ing hc F Porsche AG Preference Shares	32,255	1,464,714
Draegerwerk AG & Co. KGaA Preference Shares	2,641	280,203
Duerr AG	13,826	306,513
E.ON SE	610,791	13,334,969
Eckert & Ziegler SE	11,844	203,673
Elmos Semiconductor SE	2,710	465,496
Energiekontor AG	1,621	72,795
Evonik Industries AG	69,149	1,352,603
Evotec SE (a)	36,261	183,707
Fielmann Group AG	6,713	340,681
flatexDEGIRO SE	22,003	756,384
Fraport AG Frankfurt Airport Services Worldwide (a)	9,842	854,688
Freenet AG	31,638	971,087
Fresenius Medical Care AG	60,609	2,737,976
Fresenius SE & Co. KGaA	113,480	5,870,530
Friedrich Vorwerk Group SE	2,854	235,396
FUCHS SE Preference Shares	17,927	760,181
GEA Group AG	41,270	2,950,441
Gerresheimer AG	9,191	211,390
GFT Technologies SE	2,760	56,885
Grand City Properties SA	19,669	205,432
Grenke AG	6,513	95,977
Hannover Rueck SE	16,125	5,053,701
Heidelberg Materials AG	37,280	7,842,594
HelloFresh SE (a)	46,004	210,758
Henkel AG & Co. KGaA	29,112	2,084,523
Henkel AG & Co. KGaA Preference Shares	41,138	3,167,839
Hensoldt AG	17,139	1,516,288
HOCHTIEF AG	3,500	1,587,022
Hornbach Holding AG & Co. KGaA	2,806	263,963
HUGO BOSS AG	12,080	521,243
Hypoport SE (a)	1,033	86,917
Infineon Technologies AG	363,801	16,452,117
Security Description	Shares	Value
IONOS Group SE (a)	12,986	$379,393
Jenoptik AG	13,599	455,982
JOST Werke SE (e)	3,047	176,866
Jungheinrich AG Preference Shares	12,950	396,996
K&S AG	49,623	940,545
KION Group AG	19,201	1,022,709
Kloeckner & Co. SE	12,637	181,937
Knorr-Bremse AG	19,820	2,257,319
Krones AG	3,783	512,224
Lanxess AG	21,798	480,411
LEG Immobilien SE	20,461	1,332,327
MBB SE	463	91,010
Mercedes-Benz Group AG	192,907	11,819,177
Merck KGaA	35,985	4,557,590
Montana Aerospace AG (a) (e)	7,433	242,789
MTU Aero Engines AG	14,994	5,452,817
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,930	21,990,071
Mutares SE & Co. KGaA	2,857	95,578
Nagarro SE	1,607	89,696
Nemetschek SE	16,178	1,207,260
Nordex SE (a)	36,836	1,989,928
Norma Group Se (a)	5,838	111,795
Patrizia SE	12,942	104,933
Pfisterer Holding SE (a)	2,051	165,980
PNE AG	8,549	83,135
Porsche Automobil Holding SE Preference Shares	43,373	1,583,181
ProSiebenSat.1 Media SE	16,499	74,771
Puma SE	28,979	749,165
Rational AG	1,393	1,018,748
RENK Group AG	23,961	1,427,666
Rheinmetall AG	12,647	21,265,410
RWE AG	177,122	11,878,921
SAF-Holland SE	12,092	231,820
Salzgitter AG	8,511	367,334
SAP SE	284,051	48,272,808
Sartorius AG Preference Shares	7,167	1,787,640
Schaeffler AG	61,014	508,022
Schott Pharma AG & Co. KGaA	10,548	169,116
Scout24 SE (e)	21,010	1,615,978
Secunet Security Networks AG	245	50,567
Siemens AG	206,205	50,079,910
Siemens Energy AG	211,901	36,426,806
Siemens Healthineers AG (e)	87,416	3,717,918
Siltronic AG	4,127	258,367
Sirius Real Estate Ltd. REIT	359,467	438,951
Sixt SE	3,607	271,628
Sixt SE Preference Shares	4,376	276,892
SMA Solar Technology AG (a)	3,081	170,455
Softwareone Holding AG (b) (d)	49,544	432,890
Softwareone Holding AG (d)	9,776	84,302
Stabilus SE	6,520	122,064
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
STO SE & Co. KGaA Preference Shares	608	$76,923
Stroeer SE & Co. KGaA	8,845	313,502
Suedzucker AG	17,160	258,915
SUSS MicroTec SE	4,539	269,081
Symrise AG	37,968	3,231,914
TAG Immobilien AG	46,868	733,444
Talanx AG	17,672	2,185,942
TeamViewer SE (a) (e)	38,986	201,457
thyssenkrupp AG	134,365	1,180,218
Thyssenkrupp Nucera AG & Co. KGaA (a) (b) (e)	5,380	52,237
Tkms AG& Co. KGaA (a)	6,718	617,689
TUI AG	123,923	972,815
United Internet AG	24,473	789,344
Verbio SE (a)	4,111	220,989
Volkswagen AG Preference Shares	54,369	5,543,976
Vonovia SE	211,864	5,282,499
Vossloh AG	2,557	203,584
Wacker Chemie AG	4,947	488,189
Wacker Neuson SE	8,355	176,054
Wuestenrot & Wuerttembergische AG	12,125	191,691
Zalando SE (a) (e)	62,663	1,526,069
		534,566,827
GREECE — 0.2%
Aegean Airlines SA	8,153	110,848
Aktor SA Holding Co. Technical & Energy Projects (a)	13,820	157,759
Allwyn AG	40,545	611,512
Alpha Bank SA	530,079	1,960,023
Athens International Airport SA (b)	38,237	462,960
Athens Water Supply & Sewage Co. SA	4,435	45,990
Autohellas Tourist & Trading SA	3,851	48,187
Ballys Intralot SA (a) (b)	61,387	64,859
Eurobank SA Class A	728,724	2,908,620
FF Group (a) (c)	122	—
GEK Terna SA	16,426	643,954
Hellenic Telecommunications Organization SA	41,430	779,046
HELLENiQ ENERGY Holdings SA	20,706	235,473
Holding Co. ADMIE IPTO SA	31,100	101,157
Jumbo SA (b)	33,653	852,274
LAMDA Development SA (a)	12,062	83,250
Metlen Energy & Metals PLC (a) (b)	20,000	783,858
Motor Oil Hellas Corinth Refineries SA	17,595	772,400
National Bank of Greece SA	248,952	3,833,636
Optima bank SA	41,007	402,820
Piraeus Bank SA	335,231	2,745,561
Public Power Corp. SA	47,658	993,226
Security Description	Shares	Value
Sarantis SA	9,794	$157,985
		18,755,398
GUATEMALA — 0.0% *
Millicom International Cellular SA	27,326	2,047,810
HONG KONG — 1.1%
AIA Group Ltd.	2,882,000	32,026,916
ASMPT Ltd.	90,600	1,172,854
Bank of East Asia Ltd.	234,894	391,580
Bright Smart Securities & Commodities Group Ltd. (a) (b)	252,000	377,434
China Common Rich Renewable Energy Investments Ltd. (a) (c)	68,000	—
China Huishan Dairy Holdings Co. Ltd. (a) (c)	66,000	—
China Zhongwang Holdings Ltd. (a) (b) (c)	231,200	—
Chongqing Hongjiu Fruit Co. Ltd. (a) (c)	71,700	3,978
CK Asset Holdings Ltd.	513,181	2,936,688
CK Infrastructure Holdings Ltd.	168,000	1,347,397
CLP Holdings Ltd.	483,500	4,552,677
Cowell e Holdings, Inc. (a)	46,000	154,195
Crystal International Group Ltd. (e)	155,500	116,182
CTF Services Ltd.	313,463	314,724
Dah Sing Banking Group Ltd.	110,000	171,693
Dah Sing Financial Holdings Ltd.	43,600	226,310
Damai Entertainment Holdings Ltd. (a) (b)	7,100,000	580,027
DFI Retail Group Holdings Ltd.	90,100	378,526
Envision Greenwise Holdings Ltd. (a) (b)	478,000	188,151
Fenbi Ltd. (a) (b)	425,000	61,281
Fortune Real Estate Investment Trust	345,000	206,438
Futu Holdings Ltd. ADR (a)	15,900	2,174,484
Grand Pharmaceutical Group Ltd.	574,500	527,002
Guotai Junan International Holdings Ltd. (b)	757,000	226,450
Gushengtang Holdings Ltd.	28,800	100,954
Hang Lung Group Ltd.	216,000	413,009
Hang Lung Properties Ltd.	951,199	1,064,519
Henderson Land Development Co. Ltd. (b)	412,466	1,532,591
HKT Trust & HKT Ltd. Stapled Security	1,062,000	1,659,794
Hong Kong & China Gas Co. Ltd.	3,383,101	3,077,832
Hong Kong Exchanges & Clearing Ltd.	332,361	16,769,078
Hongkong Land Holdings Ltd.	291,400	2,270,875
Huabao International Holdings Ltd.	211,000	114,379
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hutchison Port Holdings Trust Stapled Security	1,361,400	$279,087
Hysan Development Co. Ltd.	164,000	393,723
Johnson Electric Holdings Ltd.	88,968	269,984
Kerry Properties Ltd.	131,500	368,747
Kingboard Laminates Holdings Ltd.	158,500	394,739
Link REIT	754,307	3,496,517
LK Technology Holdings Ltd. (b)	107,500	35,900
Luk Fook Holdings International Ltd.	83,000	246,029
Man Wah Holdings Ltd. (b)	322,000	177,464
Melco International Development Ltd. (a)	139,000	64,937
Melco Resorts & Entertainment Ltd. ADR (a)	43,730	248,386
MTR Corp. Ltd. (b)	414,692	1,699,610
New World Development Co. Ltd. (a)	356,581	370,301
NH Health (a) (b) (c)	46,000	41,481
Nine Dragons Paper Holdings Ltd. (a)	242,000	205,154
Orient Overseas International Ltd. (b)	33,000	588,610
Pacific Basin Shipping Ltd.	1,197,000	438,754
PAX Global Technology Ltd.	158,000	86,656
PCCW Ltd.	1,195,471	887,437
Polestar Automotive Holding U.K. PLC Class A, ADR (a) (b)	3,629	66,846
Power Assets Holdings Ltd.	440,500	3,437,206
Prudential PLC	692,361	9,590,328
Realord Group Holdings Ltd. (a) (b)	116,000	187,016
Sino Land Co. Ltd.	1,221,974	1,790,832
Skyworth Group Ltd. (a) (b)	136,807	108,079
SmarTone Telecommunications Holdings Ltd.	38,500	25,044
SSY Group Ltd. (b)	204,000	64,285
Stella International Holdings Ltd. (b)	126,500	229,759
Sun Hung Kai Properties Ltd.	405,000	6,744,449
SUNeVision Holdings Ltd. (b)	101,000	70,726
Super Hi International Holding Ltd. (a) (b)	31,000	46,999
Swire Pacific Ltd. Class A	100,500	1,098,579
Techtronic Industries Co. Ltd.	410,000	5,445,587
Time Interconnect Technology Ltd.	169,000	337,933
United Laboratories International Holdings Ltd. (b)	228,000	282,634
Vitasoy International Holdings Ltd. (b)	190,000	151,396
Viva Goods Co. Ltd. (a)	528,000	37,713
VTech Holdings Ltd.	43,800	331,689
Wasion Holdings Ltd.	248,000	900,435
WH Group Ltd. (e)	2,221,702	2,920,657
Security Description	Shares	Value
Wharf Real Estate Investment Co. Ltd.	590,000	$1,717,200
Yue Yuen Industrial Holdings Ltd. (b)	191,500	373,624
Yuexiu Real Estate Investment Trust	571,646	56,361
Zijin Gold International Co. Ltd. (a)	50,000	1,138,085
		122,584,996
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	403,822
MOL Hungarian Oil & Gas PLC	109,480	1,301,460
OTP Bank Nyrt	61,522	6,545,816
Richter Gedeon Nyrt	41,927	1,481,116
		9,732,214
INDIA — 4.2%
360 ONE WAM Ltd.	75,229	760,000
3M India Ltd.	571	182,581
Aadhar Housing Finance Ltd. (a)	35,851	171,190
Aarti Industries Ltd.	40,656	172,673
Aarti Pharmalabs Ltd.	7,697	48,761
Aavas Financiers Ltd. (a)	17,994	206,801
ABB India Ltd.	12,843	811,845
Acme Solar Holdings Ltd.	37,597	104,853
Action Construction Equipment Ltd.	7,575	60,543
Acutaas Chemicals Ltd.	20,568	560,566
Adani Enterprises Ltd.	57,060	1,063,940
Adani Ports & Special Economic Zone Ltd.	171,281	2,395,900
Adani Power Ltd. (a)	892,400	1,420,281
Aditya Birla Fashion & Retail Ltd. (a)	316,220	181,764
Aditya Birla Lifestyle Brands Ltd. (a)	76,383	71,915
Aditya Birla Real Estate Ltd.	10,983	130,888
Aditya Birla Sun Life Asset Management Co. Ltd.	21,077	197,577
Aditya Vision Ltd. (e)	16,722	84,290
Aegis Logistics Ltd.	34,324	217,544
Aether Industries Ltd. (a)	6,195	72,619
Afcons Infrastructure Ltd.	53,692	155,870
Affle 3i Ltd. (a)	11,294	174,135
Ahluwalia Contracts India Ltd.	19,094	134,067
AIA Engineering Ltd.	9,606	370,755
Ajanta Pharma Ltd.	10,636	316,354
Akzo Nobel India Ltd.	1,862	56,330
Alembic Pharmaceuticals Ltd.	7,522	52,947
Alkem Laboratories Ltd.	12,341	691,802
Alkyl Amines Chemicals	4,612	60,602
Alok Industries Ltd. (a)	359,427	42,931
Amara Raja Energy & Mobility Ltd.	23,540	168,296
Amber Enterprises India Ltd. (a)	8,631	602,837
Ambuja Cements Ltd.	201,569	859,915
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Anand Rathi Wealth Ltd.	7,070	$228,163
Anant Raj Ltd.	33,707	146,264
Angel One Ltd.	104,000	254,011
Apar Industries Ltd.	4,746	502,437
APL Apollo Tubes Ltd.	49,903	1,030,379
Apollo Hospitals Enterprise Ltd.	26,875	2,123,177
Apollo Tyres Ltd.	67,212	294,089
Aptus Value Housing Finance India Ltd.	70,063	145,519
Archean Chemical Industries Ltd.	11,740	73,503
Arvind Fashions Ltd.	8,117	35,091
Arvind Ltd.	83,661	303,590
Asahi India Glass Ltd.	8,757	73,022
Ashok Leyland Ltd.	1,216,346	1,995,994
Asian Paints Ltd.	101,805	2,347,692
Aster DM Healthcare Ltd. (e)	58,145	413,485
Astra Microwave Products Ltd.	18,767	170,542
Astral Ltd.	67,347	1,144,777
AstraZeneca Pharma India Ltd.	1,288	106,046
Atul Ltd.	3,871	259,913
AU Small Finance Bank Ltd. (e)	84,209	754,016
AurionPro Solutions Ltd.	5,145	39,857
Aurobindo Pharma Ltd.	105,672	1,469,518
Authum Investment & Infrastucture Ltd.	66,695	307,582
Avanti Feeds Ltd.	15,964	204,509
Avenue Supermarts Ltd. (a) (e)	50,457	2,123,900
AvenuesAI Ltd. (a)	222,861	31,862
AWL Agri Business Ltd. (a)	184,181	345,201
Axis Bank Ltd.	627,247	7,768,590
Azad Engineering Ltd. (a)	6,010	94,032
Bajaj Auto Ltd.	18,767	1,753,390
Bajaj Electricals Ltd.	14,427	51,845
Bajaj Finance Ltd.	780,190	6,675,835
Bajaj Finserv Ltd.	112,751	1,958,486
Bajaj Holdings & Investment Ltd.	7,352	686,697
Balkrishna Industries Ltd.	16,997	378,142
Balrampur Chini Mills Ltd.	48,159	252,400
Bandhan Bank Ltd. (e)	178,088	267,835
Bank of Baroda	273,926	722,121
BASF India Ltd.	5,048	171,673
Bata India Ltd.	15,134	97,524
Bayer CropScience Ltd.	2,859	141,002
BEML Ltd.	10,500	153,421
Bharat Electronics Ltd.	1,101,284	4,712,667
Bharat Forge Ltd.	71,849	1,287,847
Bharat Heavy Electricals Ltd.	465,960	1,217,718
Bharat Petroleum Corp. Ltd.	402,867	1,207,897
Bharti Airtel Ltd.	713,513	13,559,157
Bikaji Foods International Ltd.	20,835	137,869
Biocon Ltd.	155,067	596,025
Birla Corp. Ltd.	3,296	29,288
Birlasoft Ltd.	88,321	312,804
BlackBuck Ltd. (a)	33,023	203,489
BLS International Services Ltd.	24,283	61,456
Security Description	Shares	Value
Blue Dart Express Ltd.	2,241	$113,166
Blue Star Ltd.	39,141	672,734
Bombay Burmah Trading Co.	6,225	86,764
Borosil Renewables Ltd. (a)	17,601	69,960
Bosch Ltd.	2,000	610,217
Brigade Enterprises Ltd.	40,871	282,427
Britannia Industries Ltd.	32,006	1,829,951
Brookfield India Real Estate Trust REIT (e)	45,270	155,788
BSE Ltd.	70,204	2,021,161
Campus Activewear Ltd.	34,776	80,860
Can Fin Homes Ltd.	16,939	143,479
Canara Bank	594,342	783,020
Caplin Point Laboratories Ltd.	3,390	54,552
Carborundum Universal Ltd.	26,411	219,071
Cartrade Tech Ltd. (a)	17,377	304,931
Castrol India Ltd.	124,256	229,156
CCL Products India Ltd.	16,929	188,553
CE Info Systems Ltd.	4,160	35,136
Ceat Ltd.	4,931	170,148
Cello World Ltd.	30,000	123,739
Cemindia Projects Ltd.	33,354	182,005
Central Depository Services India Ltd.	30,005	358,121
Century Plyboards India Ltd.	8,003	59,770
Cera Sanitaryware Ltd.	1,151	55,933
CESC Ltd.	147,320	235,287
CG Power & Industrial Solutions Ltd.	163,594	1,139,194
Chalet Hotels Ltd.	20,715	153,383
Chambal Fertilisers & Chemicals Ltd.	42,504	192,521
Chennai Petroleum Corp. Ltd.	14,824	153,209
Cholamandalam Financial Holdings Ltd.	22,915	332,536
Cholamandalam Investment & Finance Co. Ltd.	123,156	1,780,599
CIE Automotive India Ltd.	24,860	117,623
Cipla Ltd.	161,650	2,106,366
City Union Bank Ltd.	109,083	279,859
Clean Science & Technology Ltd.	5,682	39,743
CMS Info Systems Ltd.	54,945	153,860
Coal India Ltd.	482,026	2,304,613
Coforge Ltd.	88,720	1,060,873
Cohance Lifesciences Ltd. (a)	27,543	87,876
Colgate-Palmolive India Ltd.	40,980	772,819
Computer Age Management Services Ltd.	66,780	446,010
Concord Biotech Ltd.	8,583	93,263
Container Corp. of India Ltd.	91,817	415,376
Coromandel International Ltd.	44,269	901,509
Craftsman Automation Ltd.	1,513	111,295
CreditAccess Grameen Ltd. (a)	11,804	145,531
CRISIL Ltd.	3,874	154,977
Crompton Greaves Consumer Electricals Ltd.	158,563	379,597
Cummins India Ltd.	37,300	1,785,950
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Cyient Ltd.	29,605	$238,655
Dabur India Ltd.	155,395	672,459
Data Patterns India Ltd.	7,321	236,852
Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,052	144,254
Deepak Nitrite Ltd.	11,783	161,331
Delhivery Ltd. (a)	141,340	626,114
Devyani International Ltd. (a)	73,359	73,759
Divi's Laboratories Ltd.	31,164	1,969,119
Dixon Technologies India Ltd.	9,970	1,032,779
DLF Ltd.	197,744	1,063,026
Doms Industries Ltd.	4,257	104,059
Dr. Lal PathLabs Ltd. (e)	15,604	217,338
Dr. Reddy's Laboratories Ltd.	157,087	2,105,406
eClerx Services Ltd.	10,184	150,461
Edelweiss Financial Services Ltd.	131,214	139,107
Eicher Motors Ltd.	41,126	2,879,580
EID Parry India Ltd. (a)	22,968	189,185
EIH Ltd.	39,305	114,585
Elecon Engineering Co. Ltd.	16,652	63,162
Electrosteel Castings Ltd.	67,672	53,296
Elgi Equipments Ltd.	42,308	211,431
Emami Ltd.	51,808	216,550
Embassy Office Parks REIT	227,754	1,014,892
Endurance Technologies Ltd. (e)	7,581	179,621
Engineers India Ltd.	51,740	100,599
EPL Ltd.	55,375	120,554
Equitas Small Finance Bank Ltd. (a) (e)	93,926	51,730
Eris Lifesciences Ltd. (a) (e)	13,798	189,666
ESAB India Ltd.	1,292	68,088
Eternal Ltd. (a)	679,765	1,672,376
Ethos Ltd. (a)	2,120	48,800
Eureka Forbes Ltd. (a)	22,400	105,199
Exide Industries Ltd.	109,934	336,309
FDC Ltd.	14,730	50,016
Federal Bank Ltd.	695,489	1,921,262
Fine Organic Industries Ltd.	2,063	87,098
Finolex Cables Ltd.	12,388	102,158
Finolex Industries Ltd.	49,960	79,725
Firstsource Solutions Ltd.	73,940	161,214
Five-Star Business Finance Ltd.	58,264	219,917
Force Motors Ltd.	785	162,414
Fortis Healthcare Ltd.	145,058	1,228,290
FSN E-Commerce Ventures Ltd. (a)	495,065	1,241,290
G R Infraprojects Ltd.	4,337	36,754
Gabriel India Ltd.	10,163	89,600
GAIL India Ltd.	578,434	847,795
Galaxy Surfactants Ltd.	4,286	68,850
Garden Reach Shipbuilders & Engineers Ltd.	7,578	159,361
Garware Hi-Tech Films Ltd.	2,686	99,365
Garware Technical Fibres Ltd.	12,010	77,316
GE Vernova T&D India Ltd.	45,976	1,778,930
Security Description	Shares	Value
Genus Power Infrastructures Ltd.	13,587	$31,229
GHCL Ltd.	17,282	77,953
Gillette India Ltd.	1,538	117,618
Gland Pharma Ltd. (e)	9,193	165,278
GlaxoSmithKline Pharmaceuticals Ltd.	13,934	338,021
Glenmark Pharmaceuticals Ltd.	29,912	672,264
Global Health Ltd.	18,187	185,731
GMM Pfaudler Ltd.	9,623	81,101
GMR Airports Ltd. (a)	749,882	675,898
GMR Power & Urban Infra Ltd. (a)	63,291	60,876
Go Digit General Insurance Ltd. (a)	91,903	319,331
Godawari Power & Ispat Ltd.	50,440	142,946
Godfrey Phillips India Ltd.	11,838	235,777
Godrej Consumer Products Ltd.	113,128	1,185,060
Godrej Properties Ltd. (a)	52,187	817,098
Granules India Ltd.	35,288	233,336
Graphite India Ltd.	21,792	142,744
Grasim Industries Ltd.	72,661	1,971,815
Gravita India Ltd.	7,983	112,404
Great Eastern Shipping Co. Ltd.	21,188	318,658
Grindwell Norton Ltd.	8,986	128,193
Gujarat Fluorochemicals Ltd.	6,008	192,893
Gujarat Gas Ltd.	56,712	183,711
Gujarat Mineral Development Corp. Ltd.	16,654	100,174
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,288	67,300
Gujarat Pipavav Port Ltd.	38,312	57,515
Gujarat State Fertilizers & Chemicals Ltd.	54,769	81,196
Gujarat State Petronet Ltd.	68,783	166,539
Gulf Oil Lubricants India Ltd.	6,360	59,645
Gulshan Chemfill Ltd. (a)	2,264	505
Happiest Minds Technologies Ltd.	62,461	240,667
Happy Forgings Ltd.	10,380	128,326
Havells India Ltd.	67,785	850,879
HBL Engineering Ltd.	36,431	236,142
HCL Technologies Ltd.	259,927	3,741,053
HDFC Asset Management Co. Ltd. (e)	51,050	1,192,923
HDFC Bank Ltd.	3,197,009	25,042,302
HDFC Life Insurance Co. Ltd. (e)	257,117	1,615,819
HealthCare Global Enterprises Ltd. (a)	45,794	253,572
HEG Ltd.	18,880	107,967
Hero MotoCorp Ltd.	42,409	2,292,386
Hexaware Technologies Ltd.	57,337	259,582
HFCL Ltd.	142,338	102,815
Himadri Speciality Chemical Ltd.	53,420	248,715
Hindalco Industries Ltd.	352,832	3,336,544
Hindustan Aeronautics Ltd.	60,535	2,225,624
Hindustan Construction Co. Ltd. (a)	491,825	72,350
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hindustan Copper Ltd.	78,195	$378,780
Hindustan Petroleum Corp. Ltd.	256,879	915,423
Hindustan Unilever Ltd.	227,410	4,956,245
Hitachi Energy India Ltd.	3,571	923,490
Home First Finance Co. India Ltd. (e)	39,719	383,011
Honasa Consumer Ltd. (a)	41,484	132,874
Hyundai Motor India Ltd.	48,043	909,728
ICICI Bank Ltd.	1,352,206	17,358,608
ICICI Bank Ltd. ADR	30,000	777,000
ICICI Lombard General Insurance Co. Ltd. (e)	65,865	1,200,103
ICICI Prudential Life Insurance Co. Ltd. (e)	84,256	455,655
ICRA Ltd.	1,500	79,121
IDFC First Bank Ltd.	1,317,471	824,604
IFCI Ltd. (a)	143,583	73,775
IIFL Capital Services Ltd.	29,851	77,974
IIFL Finance Ltd.	77,886	358,673
Indegene Ltd.	70,592	326,390
India Cements Ltd. (a)	98,891	361,793
IndiaMart InterMesh Ltd. (e)	6,304	133,198
Indian Energy Exchange Ltd. (e)	81,444	99,518
Indian Hotels Co. Ltd.	224,611	1,368,369
Indian Oil Corp. Ltd.	1,019,272	1,455,047
Indigo Paints Ltd.	8,191	62,049
Indo Count Industries Ltd.	26,031	70,446
Indraprastha Gas Ltd.	139,242	215,639
Indus Towers Ltd. (a)	371,243	1,652,751
IndusInd Bank Ltd. (a)	186,122	1,490,973
Info Edge India Ltd.	95,190	983,747
Infosys Ltd.	880,339	11,873,874
Infosys Ltd. ADR (b)	39	527
Ingersoll Rand India Ltd.	1,826	67,742
Inox Green Energy Services Ltd. (a)	40,650	59,026
Inox Wind Ltd. (a)	241,281	194,149
Intellect Design Arena Ltd.	15,544	99,313
InterGlobe Aviation Ltd. (e)	55,856	2,357,713
International Gemmological Institute India Ltd.	72,848	248,383
ION Exchange India Ltd.	14,879	50,960
Ipca Laboratories Ltd.	33,404	563,913
IRB Infrastructure Developers Ltd.	608,374	143,922
IRCON International Ltd. (e)	48,823	60,494
ITC Hotels Ltd. (a)	256,112	376,530
ITC Ltd.	875,384	2,674,929
Jaiprakash Power Ventures Ltd. (a)	619,202	93,295
Jammu & Kashmir Bank Ltd.	101,914	119,326
JB Chemicals & Pharmaceuticals Ltd.	14,130	308,611
JBM Auto Ltd.	8,738	48,236
Jindal Saw Ltd.	45,120	88,132
Jindal Stainless Ltd.	87,428	663,188
Jindal Steel Ltd.	114,554	1,360,705
Security Description	Shares	Value
Jio Financial Services Ltd.	742,596	$1,773,714
JK Cement Ltd.	15,980	865,627
JK Lakshmi Cement Ltd.	11,934	70,215
JK Paper Ltd.	22,191	72,336
JK Tyre & Industries Ltd.	18,272	74,190
JM Financial Ltd.	51,311	61,460
JSW Energy Ltd.	117,854	590,509
JSW Holdings Ltd. (a)	1,086	131,458
JSW Steel Ltd.	182,978	2,193,739
Jubilant Foodworks Ltd.	91,436	422,950
Jubilant Ingrevia Ltd.	24,429	140,806
Jubilant Pharmova Ltd.	16,358	140,808
Jupiter Life Line Hospitals Ltd.	10,000	135,078
Jupiter Wagons Ltd.	21,175	53,156
Jyothy Labs Ltd.	61,772	129,414
Jyoti CNC Automation Ltd. (a)	29,592	227,407
Kajaria Ceramics Ltd.	23,178	227,188
Kalpataru Projects International Ltd.	57,575	648,945
Kalyan Jewellers India Ltd.	112,014	449,818
Kansai Nerolac Paints Ltd.	41,371	72,938
Karnataka Bank Ltd.	32,458	76,996
Karur Vysya Bank Ltd.	126,733	390,248
Kaynes Technology India Ltd. (a)	9,621	353,548
KEC International Ltd.	26,603	144,315
KEI Industries Ltd.	25,397	1,089,029
Kfin Technologies Ltd.	32,228	302,369
Kirloskar Brothers Ltd.	9,215	131,261
Kirloskar Ferrous Industries Ltd.	9,006	33,438
Kirloskar Oil Engines Ltd.	17,620	251,010
Kirloskar Pneumatic Co. Ltd.	6,775	75,105
Kotak Mahindra Bank Ltd.	1,530,860	5,762,682
KPI Green Energy Ltd. (e)	13,377	49,921
KPIT Technologies Ltd.	53,798	363,612
KPR Mill Ltd.	44,922	400,054
KRBL Ltd.	19,504	58,273
Krishna Institute of Medical Sciences Ltd. (a) (e)	73,955	490,603
KSB Ltd.	20,405	173,033
Kwality Wall's India Ltd. (a)	227,410	53,874
L&T Finance Ltd.	129,907	332,313
Larsen & Toubro Ltd.	187,196	6,959,520
Latent View Analytics Ltd. (a)	15,177	40,187
Laurus Labs Ltd. (e)	115,918	1,222,996
Lemon Tree Hotels Ltd. (a) (e)	83,296	89,222
LIC Housing Finance Ltd.	66,219	348,625
Lloyds Engineering Works Ltd.	266,835	107,770
LMW Ltd.	1,452	183,657
Lodha Developers Ltd. (e)	79,722	576,273
LT Foods Ltd.	25,939	100,864
LTIMindtree Ltd. (e)	22,089	950,764
Lupin Ltd.	68,344	1,691,383
Mahanagar Gas Ltd.	7,097	69,415
Maharashtra Seamless Ltd.	36,034	213,263
Mahindra & Mahindra Financial Services Ltd.	112,335	341,684
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Mahindra & Mahindra Ltd.	262,737	$8,241,155
Mahindra Holidays & Resorts India Ltd. (a)	10,616	25,554
Mahindra Lifespace Developers Ltd.	36,708	115,101
Manappuram Finance Ltd.	96,454	255,063
Mankind Pharma Ltd.	31,924	681,394
Marico Ltd.	140,640	1,097,800
Marksans Pharma Ltd.	38,479	64,825
Maruti Suzuki India Ltd.	35,428	4,646,730
MAS Financial Services Ltd. (e)	45,000	134,280
Mastek Ltd.	1,831	26,235
Max Estates Ltd. (a)	12,723	41,416
Max Financial Services Ltd. (a)	72,216	1,143,231
Max Healthcare Institute Ltd.	230,259	2,362,646
Medplus Health Services Ltd. (a)	17,531	156,846
Metropolis Healthcare Ltd. (e)	25,344	117,513
Minda Corp. Ltd.	26,995	145,955
Mindspace Business Parks REIT (e)	62,000	293,603
Mishra Dhatu Nigam Ltd. (e)	17,132	49,654
MOIL Ltd.	18,522	56,195
Motherson Sumi Wiring India Ltd.	460,851	181,736
Motilal Oswal Financial Services Ltd.	45,896	309,766
Mphasis Ltd.	34,318	754,187
MRF Ltd.	700	954,905
Mrs Bectors Food Specialities Ltd.	31,175	59,609
MTAR Technologies Ltd. (a)	3,432	125,475
Multi Commodity Exchange of India Ltd.	29,930	764,814
Muthoot Finance Ltd.	36,872	1,238,218
Narayana Hrudayalaya Ltd.	15,069	257,508
Natco Pharma Ltd.	23,303	242,058
National Aluminium Co. Ltd.	208,978	862,705
Nava Ltd.	20,041	113,255
Navin Fluorine International Ltd.	7,281	476,336
Nazara Technologies Ltd. (a)	31,448	77,917
NBCC India Ltd.	218,007	180,289
NCC Ltd.	72,749	101,737
NESCO Ltd.	5,149	55,538
Nestle India Ltd.	190,680	2,369,575
Netweb Technologies India Ltd.	3,206	105,845
Network18 Media & Investments Ltd. (a)	187,787	54,486
Neuland Laboratories Ltd.	2,452	313,182
Newgen Software Technologies Ltd.	11,820	50,730
Nexus Select Trust REIT	155,783	247,663
NHPC Ltd.	832,846	652,395
NIIT Learning Systems Ltd.	10,587	29,531
Nippon Life India Asset Management Ltd. (e)	100,372	848,332
NLC India Ltd.	80,208	228,336
NMDC Ltd.	1,349,579	1,098,289
Security Description	Shares	Value
NMDC Steel Ltd. (a)	233,438	$82,514
NTPC Ltd.	1,264,591	4,980,701
Nuvama Wealth Management Ltd.	30,905	381,237
Nuvoco Vistas Corp. Ltd. (a)	27,030	81,041
Oberoi Realty Ltd.	36,337	550,156
Oil & Natural Gas Corp. Ltd.	822,785	2,478,811
Oil India Ltd.	114,375	574,142
Ola Electric Mobility Ltd. (a)	643,414	154,666
Olectra Greentech Ltd.	8,306	85,782
One 97 Communications Ltd. (a)	84,163	859,520
Onesource Specialty Pharma Ltd. (a)	13,121	205,861
Oracle Financial Services Software Ltd.	5,661	406,562
Page Industries Ltd.	1,452	491,457
Paradeep Phosphates Ltd. (e)	95,134	109,029
PB Fintech Ltd. (a)	104,034	1,581,372
PCBL Chemical Ltd.	36,013	93,097
Pearl Global Industries Ltd.	6,158	90,518
Persistent Systems Ltd.	28,984	1,521,622
Petronet LNG Ltd.	222,695	584,848
PG Electroplast Ltd.	44,976	226,888
Phoenix Mills Ltd.	59,849	959,240
PI Industries Ltd.	17,687	511,954
Pidilite Industries Ltd.	81,416	1,103,015
Piramal Finance Ltd. (a)	19,534	382,525
Piramal Pharma Ltd.	119,525	174,248
PNB Housing Finance Ltd. (e)	45,371	365,156
PNC Infratech Ltd.	33,089	56,537
Poly Medicure Ltd.	16,967	215,156
Polycab India Ltd.	14,292	1,045,786
Poonawalla Fincorp Ltd. (a)	45,161	177,163
Power Finance Corp. Ltd.	390,092	1,576,811
Power Grid Corp. of India Ltd.	1,293,060	4,070,926
Power Mech Projects Ltd.	1,590	29,481
Praj Industries Ltd.	25,237	85,420
Prestige Estates Projects Ltd.	56,000	671,192
Pricol Ltd.	31,728	171,905
Prism Johnson Ltd. (a)	80,004	106,389
Procter & Gamble Health Ltd.	2,760	140,402
Prudent Corporate Advisory Services Ltd.	3,900	89,432
PTC India Ltd.	38,684	64,893
PTC Industries Ltd. (a)	968	153,675
Punjab National Bank	497,300	532,782
PVR Inox Ltd. (a)	18,230	176,556
Radico Khaitan Ltd.	16,248	454,661
Rail Vikas Nigam Ltd.	158,909	422,742
Railtel Corp. of India Ltd.	24,807	65,184
Rainbow Children's Medicare Ltd.	10,076	125,475
Rallis India Ltd.	37,687	87,610
Ramco Cements Ltd.	86,307	843,258
Ramkrishna Forgings Ltd.	19,766	98,403
Rashtriya Chemicals & Fertilizers Ltd.	31,905	36,360
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Rategain Travel Technologies Ltd. (a)	8,592	$40,140
Ratnamani Metals & Tubes Ltd.	8,015	186,059
RattanIndia Power Ltd. (a)	818,293	66,091
Raymond Lifestyle Ltd. (a)	7,495	60,646
RBL Bank Ltd. (e)	140,013	433,395
REC Ltd.	346,903	1,129,759
Redington Ltd.	131,552	282,001
Redtape Ltd.	48,720	56,467
Relaxo Footwears Ltd.	21,337	54,368
Reliance Industries Ltd.	1,729,415	24,871,691
Reliance Industries Ltd. GDR (e)	9,446	555,345
Reliance Power Ltd. (a)	554,969	119,128
Religare Enterprises Ltd. (a)	19,084	41,146
Rhi Magnesita India Ltd.	12,401	44,318
RITES Ltd.	17,762	33,361
RR Kabel Ltd.	6,655	91,897
Safari Industries India Ltd.	6,074	92,507
SAI Life Sciences Ltd. (a) (e)	60,309	622,635
Sammaan Capital Ltd. (a)	83,213	132,190
Samvardhana Motherson International Ltd.	1,258,324	1,412,281
Sandur Manganese & Iron Ores Ltd.	50,334	92,304
Sanofi Consumer Healthcare India Ltd.	1,905	86,328
Sanofi India Ltd.	1,905	64,466
Sansera Engineering Ltd. (e)	5,139	113,517
Sapphire Foods India Ltd. (a)	113,443	182,421
Sarda Energy & Minerals Ltd.	27,858	151,713
Saregama India Ltd.	20,856	70,210
SBI Cards & Payment Services Ltd.	105,821	708,960
SBI Life Insurance Co. Ltd. (e)	119,392	2,258,426
Schneider Electric Infrastructure Ltd. (a)	11,065	98,671
Senco Gold Ltd.	15,564	46,443
Shaily Engineering Plastics Ltd.	12,017	266,401
Shakti Pumps India Ltd.	12,552	61,926
Sheela Foam Ltd. (a)	4,012	19,917
Shilpa Medicare Ltd.	29,212	108,113
Shipping Corp. of India Ltd.	34,905	81,592
Shree Cement Ltd.	3,704	905,662
Shree Renuka Sugars Ltd. (a)	278,535	81,939
Shriram Finance Ltd.	419,172	3,899,903
Siemens Energy India Ltd.	15,000	408,292
Siemens Ltd. (a)	23,128	722,640
SJVN Ltd.	167,486	113,170
SKF India Industrial Ltd. (a)	5,041	110,717
SKF India Ltd.	5,041	76,350
Sobha Ltd.	12,486	157,940
Solar Industries India Ltd.	7,309	936,875
Sona Blw Precision Forgings Ltd. (e)	123,084	638,267
Sonata Software Ltd.	34,016	76,319
South Indian Bank Ltd.	321,753	117,404
SRF Ltd.	32,038	831,929
Security Description	Shares	Value
Star Cement Ltd.	37,879	$81,765
Star Health & Allied Insurance Co. Ltd. (a)	116,108	560,043
State Bank of India	597,490	6,231,320
Sterling & Wilson Renewable (a)	22,078	35,255
Strides Pharma Science Ltd.	26,243	262,817
Sudarshan Chemical Industries Ltd.	12,239	96,468
Sumitomo Chemical India Ltd.	23,333	90,957
Sun Pharmaceutical Industries Ltd.	264,137	4,940,209
Sun TV Network Ltd.	29,907	180,321
Sundaram Finance Ltd.	18,427	850,062
Sundram Fasteners Ltd.	23,040	183,716
Sunteck Realty Ltd.	14,806	42,898
Suprajit Engineering Ltd.	9,636	40,999
Supreme Industries Ltd.	17,697	708,167
Supreme Petrochem Ltd.	18,536	145,704
Surya Roshni Ltd.	12,078	24,207
Suzlon Energy Ltd. (a)	2,516,104	1,066,367
Swan Corp. Ltd.	24,775	79,248
Swiggy Ltd. (a)	244,869	679,476
Syngene International Ltd. (e)	46,693	193,805
Syrma SGS Technology Ltd.	35,596	294,489
Tamilnad Mercantile Bank Ltd.	32,342	199,090
Tanla Platforms Ltd.	13,455	53,544
Tata Chemicals Ltd.	31,013	192,090
Tata Communications Ltd.	25,743	365,835
Tata Consultancy Services Ltd.	254,649	6,412,227
Tata Consumer Products Ltd.	159,481	1,715,162
Tata Elxsi Ltd.	8,660	367,554
Tata Investment Corp. Ltd.	22,230	127,539
Tata Motors Ltd./new (a)	552,608	2,360,114
Tata Motors Passenger Vehicles Ltd.	552,608	1,750,608
Tata Power Co. Ltd.	417,419	1,680,382
Tata Steel Ltd.	2,076,188	4,259,848
Tata Steel Ltd. GDR	1,300	27,300
Tata Technologies Ltd.	106,170	575,957
Tata Teleservices Maharashtra Ltd. (a)	113,291	37,659
Tbo Tek Ltd. (a)	10,133	112,955
TD Power Systems Ltd.	66,868	606,987
Tech Mahindra Ltd.	169,691	2,520,649
Techno Electric & Engineering Co. Ltd.	10,157	107,359
Tejas Networks Ltd. (e)	19,541	80,585
Texmaco Rail & Engineering Ltd.	25,872	21,748
Thermax Ltd.	12,093	419,977
Thomas Cook India Ltd.	64,700	62,082
Tilaknagar Industries Ltd.	21,753	97,173
Time Technoplast Ltd.	127,062	213,888
Timken India Ltd.	10,804	370,096
Tips Music Ltd.	33,251	175,360
Titagarh Rail System Ltd.	18,197	111,839
Titan Co. Ltd.	102,423	4,302,043
Torrent Pharmaceuticals Ltd.	37,611	1,677,935
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Torrent Power Ltd.	42,867	$595,486
Transformers & Rectifiers India Ltd.	40,714	111,161
Transport Corp. of India Ltd.	11,771	114,547
Trent Ltd.	51,059	1,798,165
Trident Ltd.	256,336	62,002
Triveni Engineering & Industries Ltd.	15,109	61,095
Triveni Turbine Ltd.	38,900	181,956
TTK Prestige Ltd.	4,874	22,211
Tube Investments of India Ltd.	32,159	860,135
TVS Holdings Ltd. (a)	542	79,755
TVS Motor Co. Ltd.	62,379	2,241,760
Ujjivan Small Finance Bank Ltd. (a) (e)	112,982	60,167
UltraTech Cement Ltd.	35,372	4,040,150
Union Bank of India Ltd.	334,775	586,963
United Spirits Ltd.	74,892	962,357
UNO Minda Ltd.	80,410	880,755
UPL Ltd.	99,079	601,007
Usha Martin Ltd.	27,827	116,233
UTI Asset Management Co. Ltd.	5,427	54,182
VA Tech Wabag Ltd.	9,538	116,388
Valor Estate Ltd. (a)	41,667	37,518
Vardhman Textiles Ltd.	26,270	148,085
Varun Beverages Ltd.	376,283	1,539,115
Vedant Fashions Ltd.	35,000	130,451
Vedanta Ltd.	408,312	2,864,779
Vesuvius India Ltd.	30,000	139,343
V-Guard Industries Ltd.	45,228	151,919
Vijaya Diagnostic Centre Ltd.	18,972	173,975
Vinati Organics Ltd.	4,690	66,392
VIP Industries Ltd. (a)	18,899	60,710
Vishal Mega Mart Ltd. (a)	545,611	612,198
V-Mart Retail Ltd. (a)	10,248	51,559
Vodafone Idea Ltd. (a)	6,768,336	613,655
Voltamp Transformers Ltd.	1,394	129,708
Voltas Ltd.	72,140	977,051
WAAREE Energies Ltd.	25,443	834,198
Waaree Renewable Technologies Ltd. (a)	6,143	50,667
Welspun Corp. Ltd.	29,482	255,794
Welspun Enterprises Ltd.	15,300	67,670
Welspun Living Ltd.	34,681	40,596
Westlife Foodworld Ltd.	16,453	83,489
Whirlpool of India Ltd.	14,536	121,025
Wipro Ltd.	641,494	1,291,527
Wockhardt Ltd. (a)	21,369	267,970
Yes Bank Ltd. (a)	5,106,087	937,774
Zee Entertainment Enterprises Ltd.	193,655	148,745
Zen Technologies Ltd.	9,505	130,614
Zensar Technologies Ltd.	26,335	144,746
ZF Commercial Vehicle Control Systems India Ltd.	1,700	248,548
Zydus Lifesciences Ltd.	92,274	859,158
Security Description	Shares	Value
Zydus Wellness Ltd.	39,255	$178,666
		446,876,431
INDONESIA — 0.4%
Adaro Andalan Indonesia PT	443,100	293,975
AKR Corporindo Tbk. PT	3,026,000	248,538
Alamtri Resources Indonesia Tbk. PT	3,539,500	540,941
Amman Mineral Internasional PT (a)	3,853,400	1,113,153
Aneka Tambang Tbk. PT	2,322,500	486,014
Astra Agro Lestari Tbk. PT	154,200	68,505
Astra International Tbk. PT	6,235,100	2,301,772
Bank Aladin Syariah Tbk. PT (a)	1,000,000	31,187
Bank Central Asia Tbk. PT	15,627,600	6,036,641
Bank Jago Tbk. PT (a)	937,500	73,276
Bank Mandiri Persero Tbk. PT	10,903,900	3,060,750
Bank Negara Indonesia Persero Tbk. PT	4,226,800	943,907
Bank Rakyat Indonesia Persero Tbk. PT	19,283,217	3,853,191
Bank Tabungan Negara Persero Tbk. PT	1,613,762	120,444
Barito Pacific Tbk. PT (a)	7,068,357	567,731
BFI Finance Indonesia Tbk. PT	2,268,000	94,753
Bukit Asam Persero Tbk. PT	1,497,600	280,901
Bumi Resources Minerals Tbk. PT (a)	15,481,200	676,862
Bumi Serpong Damai Tbk. PT (a)	1,332,000	58,550
Chandra Asri Pacific Tbk. PT	2,373,400	666,830
Charoen Pokphand Indonesia Tbk. PT	1,758,500	424,246
Ciputra Development Tbk. PT	3,929,100	164,326
Cisarua Mountain Dairy Tbk. PT	653,000	166,761
Dian Swastatika Sentosa Tbk. PT (a)	278,600	1,081,974
Elang Mahkota Teknologi Tbk. PT	6,595,300	297,499
ESSA Industries Indonesia Tbk. PT	487,400	20,353
First Pacific Co. Ltd.	530,000	370,450
First Resources Ltd.	108,800	245,021
Golden Agri-Resources Ltd.	1,880,800	446,876
GoTo Gojek Tokopedia Tbk. PT (a)	170,202,400	512,303
Gudang Garam Tbk. PT	100,000	82,968
Indah Kiat Pulp & Paper Tbk. PT	501,700	301,533
Indo Tambangraya Megah Tbk. PT	115,300	201,671
Indocement Tunggal Prakarsa Tbk. PT	240,300	71,858
Indofood Sukses Makmur Tbk. PT	1,210,900	451,815
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,079,505	63,017
Japfa Comfeed Indonesia Tbk. PT	2,105,200	294,256
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Jardine Matheson Holdings Ltd.	49,300	$3,543,842
Jasa Marga Persero Tbk. PT	371,675	67,400
Kalbe Farma Tbk. PT	4,475,800	257,166
Map Aktif Adiperkasa PT	2,008,200	73,684
MD Entertainment Tbk. PT (a)	762,560	139,494
Medco Energi Internasional Tbk. PT	3,023,500	327,269
Medikaloka Hermina Tbk. PT	1,020,600	79,967
Merdeka Copper Gold Tbk. PT (a)	2,373,952	451,702
Mitra Adiperkasa Tbk. PT	2,793,900	198,102
Mitra Keluarga Karyasehat Tbk. PT	1,000,000	122,981
MNC Tourism Indonesia Tbk. PT (a)	28,421,700	168,913
Nickel Industries Ltd. (a)	491,525	306,117
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	69,971
Pacific Strategic Financial Tbk. PT (a)	2,687,400	179,481
Pakuwon Jati Tbk. PT	1,357,000	26,989
Perusahaan Gas Negara Persero Tbk. PT	2,224,000	243,315
Petrindo Jaya Kreasi Tbk. PT	6,280,000	390,991
Petrosea Tbk. PT	703,300	184,196
Sarana Menara Nusantara Tbk. PT	5,005,800	143,742
Semen Indonesia Persero Tbk. PT	750,265	109,018
Sumber Alfaria Trijaya Tbk. PT	6,684,200	586,559
Telkom Indonesia Persero Tbk. PT	15,707,600	2,828,283
Transcoal Pacific Tbk. PT	285,500	188,575
United Tractors Tbk. PT	384,200	701,957
Vale Indonesia Tbk. PT	926,800	293,884
Waskita Karya Persero Tbk. PT (a) (c)	3,149,800	18,720
XLSMART Telecom Sejahtera Tbk. PT	848,800	148,619
		38,565,785
IRAQ — 0.0% *
United Energy Group Ltd. (b)	1,826,000	126,243
IRELAND — 0.3%
AerCap Holdings NV	46,523	6,382,025
AIB Group PLC	606,503	6,454,040
Bank of Ireland Group PLC	256,623	4,641,266
C&C Group PLC	103,231	152,466
Cairn Homes PLC	212,152	520,048
COSMO Pharmaceuticals NV	2,102	221,058
Glanbia PLC	58,083	1,134,349
Glenveagh Properties PLC (a) (e)	256,165	571,417
Greencore Group PLC	144,373	461,683
Irish Residential Properties REIT PLC	358,781	418,348
Kerry Group PLC Class A	43,193	3,428,155
Security Description	Shares	Value
Kingspan Group PLC	42,769	$3,645,622
Uniphar PLC	91,780	408,279
		28,438,756
ISRAEL — 1.0%
AFI Properties Ltd. (a)	—	28
Africa Israel Residences Ltd.	2,183	166,066
Airport City Ltd. (a)	13,375	226,698
Alony Hetz Properties & Investments Ltd.	31,251	335,835
Amot Investments Ltd.	73,272	449,392
Ashtrom Group Ltd.	18,095	394,656
Aura Investments Ltd.	43,512	264,228
Azorim-Investment Development & Construction Co. Ltd. (a)	27,782	165,968
Azrieli Group Ltd.	11,387	1,521,089
Bank Hapoalim BM	357,936	8,370,983
Bank Leumi Le-Israel BM	424,246	9,447,679
Bet Shemesh Engines Holdings 1997 Ltd. (a)	1,739	387,524
Bezeq The Israeli Telecommunication Corp. Ltd.	606,761	1,445,560
Big Shopping Centers Ltd.	3,970	907,955
Blue Square Real Estate Ltd.	992	122,362
Camtek Ltd. (a)	8,438	1,281,598
Cellcom Israel Ltd.	30,780	331,737
Cellebrite DI Ltd. (a)	30,777	424,107
Check Point Software Technologies Ltd. (a)	24,010	3,429,828
Clal Insurance Enterprises Holdings Ltd.	18,554	1,319,071
CyberArk Software Ltd. (a)	13,483	606,735
Danel Adir Yeoshua Ltd.	1,347	191,007
Danya Cebus Ltd.	1,393	71,470
Delek Automotive Systems Ltd.	3,157	20,299
Delek Group Ltd.	2,681	898,608
Delta Galil Ltd.	2,065	106,793
El Al Israel Airlines	77,322	338,102
Elbit Systems Ltd.	8,376	7,032,377
Elco Ltd.	2,531	106,054
Electra Consumer Products 1970 Ltd.	2,139	50,469
Electra Ltd.	8,360	237,847
Electra Real Estate Ltd. (a)	7,672	127,755
Energean PLC (b)	41,133	471,802
Energix-Renewable Energies Ltd.	56,033	337,412
Enlight Renewable Energy Ltd. (a)	48,037	3,224,167
Equital Ltd. (a)	9,188	390,578
Etoro Group Ltd. Class A (a)	4,000	120,120
Fattal Holdings 1998 Ltd. (a)	1,483	270,644
FIBI Holdings Ltd.	4,162	400,271
First International Bank of Israel Ltd.	23,627	1,826,932
Formula Systems 1985 Ltd.	1,777	214,106
Fox Wizel Ltd.	1,835	158,248
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
G City Ltd.	12,106	$44,974
Global-e Online Ltd. (a)	30,800	950,184
Harel Insurance Investments & Financial Services Ltd.	32,885	1,826,187
Hilan Ltd.	4,258	262,649
ICL Group Ltd.	280,972	1,444,094
Isracard Ltd.	49,413	218,659
Israel Canada TR Ltd.	83,548	466,518
Israel Corp. Ltd.	754	210,231
Israel Discount Bank Ltd. Class A	328,387	3,302,107
Isras Holdings Ltd. (a)	1,074	104,548
Isras Investment Co. Ltd.	573	146,661
Ituran Location & Control Ltd.	4,500	220,545
Kornit Digital Ltd. (a)	12,600	184,716
Kvutzat Acro Ltd.	16,671	224,252
M Yochananof & Sons Ltd.	756	86,674
Matrix IT Ltd.	9,021	250,606
Mega Or Holdings Ltd. REIT	5,861	931,938
Melisron Ltd.	7,753	1,004,333
Menora Mivtachim Holdings Ltd.	6,902	1,000,746
Migdal Insurance & Financial Holdings Ltd. (a)	176,403	931,755
Mivne Real Estate KD Ltd. (a)	129,858	539,315
Mizrahi Tefahot Bank Ltd.	49,294	3,587,179
Nayax Ltd. (a)	7,552	424,139
Next Vision Stabilized Systems Ltd.	19,518	1,885,349
Nice Ltd. (a)	18,640	2,049,411
Nova Ltd. (a)	7,752	3,409,035
Oddity Tech Ltd. Class A (a) (b)	11,100	148,518
Oil Refineries Ltd. (a)	524,773	225,199
One Software Technologies Ltd.	18,972	356,532
OPC Energy Ltd. (a)	53,762	1,859,905
OY Nofar Energy Ltd. (a)	2,491	119,163
Partner Communications Co. Ltd.	50,443	564,616
Paz Retail & Energy Ltd.	1,806	442,820
Phoenix Financial Ltd.	62,055	3,299,516
Plus500 Ltd.	19,643	1,059,923
Prashkovsky Investments & Construction Ltd. (a)	1,044	48,618
Radware Ltd. (a)	9,900	260,568
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,480	176,993
Reit 1 Ltd.	33,086	236,424
Retailors Ltd.	3,964	43,452
Sella Capital Real Estate Ltd. REIT	33,394	107,288
Shapir Engineering & Industry Ltd. (a)	29,728	354,890
Shikun & Binui Ltd. (a)	65,885	345,208
Shufersal Ltd.	79,708	1,164,718
Strauss Group Ltd.	10,127	443,247
Summit Real Estate Holdings Ltd. REIT	17,675	302,280
Tel Aviv Stock Exchange Ltd.	19,698	871,380
Security Description	Shares	Value
Teva Pharmaceutical Industries Ltd. (a)	39,906	$1,192,270
Teva Pharmaceutical Industries Ltd. ADR (a)	280,853	8,459,292
Tower Semiconductor Ltd. (a)	32,692	5,758,240
Wix.com Ltd. (a) (b)	14,700	1,324,029
YH Dimri Construction & Development Ltd.	2,050	276,225
ZIM Integrated Shipping Services Ltd.	32,800	864,280
		104,206,559
ITALY — 1.9%
A2A SpA	416,814	1,176,531
ACEA SpA	15,075	390,614
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	321	—
Amplifon SpA (b)	37,364	410,928
Ariston Holding NV	18,227	78,534
Arnoldo Mondadori Editore SpA (b)	41,346	94,897
Ascopiave SpA	16,517	64,970
Azimut Holding SpA (b)	30,692	1,162,517
Banca Generali SpA	15,423	917,472
Banca IFIS SpA	5,425	132,042
Banca Mediolanum SpA (b)	63,313	1,278,746
Banca Monte dei Paschi di Siena SpA	533,920	4,644,019
Banca Popolare di Sondrio SpA	25,663	481,466
Banco BPM SpA (b)	304,806	4,226,609
Banco di Desio e della Brianza SpA	8,892	89,129
BFF Bank SpA (a) (e)	47,353	79,457
BPER Banca SpA	381,764	4,987,298
Brembo NV (b)	39,984	379,309
Brunello Cucinelli SpA (b)	8,975	781,885
Carel Industries SpA (e)	15,444	392,370
Cembre SpA	1,575	120,497
CIR SpA-Compagnie Industriali (a)	81,273	63,396
Coca-Cola HBC AG Class DI	59,232	3,324,138
Credito Emiliano SpA	19,269	325,519
d'Amico International Shipping SA	9,382	81,504
Danieli & C Officine Meccaniche SpA (d)	10,384	511,796
Danieli & C Officine Meccaniche SpA (d)	1,537	104,780
Davide Campari-Milano NV (b)	163,813	1,166,693
De' Longhi SpA (b)	22,713	795,731
DiaSorin SpA	5,955	415,907
El.En. SpA (b)	10,888	154,180
Enav SpA (e)	61,168	366,677
Enel SpA	2,183,470	23,796,113
Eni SpA	576,212	16,332,143
ERG SpA (b)	12,673	322,537
Ferrari NV	35,510	12,010,628
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Ferretti SpA	32,899	$153,314
Fila SpA (b)	4,681	49,914
Fincantieri SpA (a)	25,735	395,848
FinecoBank Banca Fineco SpA	179,530	3,981,698
Generali	218,903	8,778,985
GVS SpA (a) (b) (e)	12,903	53,412
Hera SpA	217,991	1,002,347
Industrie De Nora SpA	9,354	60,855
Intercos SpA (b)	10,868	155,274
Interpump Group SpA (b)	20,120	765,771
Intesa Sanpaolo SpA	3,751,099	22,614,567
Iren SpA	172,185	485,555
Italgas SpA	165,098	1,917,151
Iveco Group NV (b)	46,537	1,039,261
Juventus Football Club SpA (a) (b)	40,352	94,764
Leonardo SpA	113,061	7,666,059
Lottomatica Group SpA	71,989	2,072,107
LU-VE SpA	5,062	229,506
Maire SpA	39,351	610,634
MARR SpA (b)	7,511	65,658
MFE-MediaForEurope NV Class A (d)	50,314	151,018
MFE-MediaForEurope NV Class A (d)	42,426	123,088
MFE-MediaForEurope NV Class B (b)	8,026	30,858
Moncler SpA	66,159	3,970,756
NewPrinces SpA (a)	4,321	104,923
Nexi SpA (b) (e)	140,573	521,968
OVS SpA (e)	50,146	259,570
Pharmanutra SpA	582	53,341
Piaggio & C SpA (b)	24,484	43,765
Pirelli & C SpA (e)	105,884	730,345
Poste Italiane SpA (e)	130,200	3,055,067
Prysmian SpA	79,313	9,336,578
RAI Way SpA (e)	21,648	147,323
Recordati Industria Chimica e Farmaceutica SpA	35,261	2,012,618
Reply SpA	5,956	558,744
Ryanair Holdings PLC	228,431	6,410,446
Saipem SpA (b)	369,291	1,684,299
Salvatore Ferragamo SpA (a)	11,696	94,415
Sanlorenzo SpA (b)	4,017	144,075
Sesa SpA (b)	1,926	178,419
Snam SpA	564,179	4,260,403
SOL SpA (b)	10,860	737,009
Tamburi Investment Partners SpA (b)	26,984	242,801
Technogym SpA (e)	31,825	640,822
Technoprobe SpA (a)	43,456	725,961
Telecom Italia SpA (a) (d)	2,863,019	2,003,785
Telecom Italia SpA (a) (d)	350,385	288,463
Terna - Rete Elettrica Nazionale	407,249	4,643,165
UniCredit SpA	380,804	27,234,038
Unipol Assicurazioni SpA	101,573	2,352,106
Webuild SpA (b)	134,316	355,893
Security Description	Shares	Value
Wiit SpA (b)	1,415	$43,159
Zignago Vetro SpA (b)	8,068	65,315
		207,058,248
IVORY COAST — 0.0% *
Endeavour Mining PLC	51,639	3,099,717
JAPAN — 14.9%
& ST HD Co. Ltd.	7,500	140,490
77 Bank Ltd.	49,800	983,901
ABC-Mart, Inc.	26,900	427,028
Acom Co. Ltd.	105,300	310,546
Activia Properties, Inc. REIT	558	493,429
ADEKA Corp. (b)	21,100	491,880
Advance Residence Investment Corp. REIT	759	773,743
Advantest Corp.	209,500	28,842,421
Aeon Co. Ltd.	620,345	7,398,858
AEON Financial Service Co. Ltd.	30,600	304,766
Aeon Hokkaido Corp.	11,100	62,225
AEON REIT Investment Corp.	419	330,361
AGC, Inc.	53,100	1,876,649
Ai Holdings Corp.	7,300	125,706
Aica Kogyo Co. Ltd. (b)	15,200	347,797
Aichi Corp.	11,000	91,250
Aichi Financial Group, Inc.	44,500	392,157
Aichi Steel Corp. (b)	8,800	160,337
Aiful Corp. (a)	89,200	250,497
Ain Holdings, Inc.	5,700	203,828
Air Water, Inc.	49,000	662,119
Aisan Industry Co. Ltd.	7,500	89,051
Aisin Corp.	137,400	1,931,020
Ajinomoto Co., Inc.	247,900	6,991,479
Alfresa Holdings Corp.	46,800	753,975
Alpen Co. Ltd. (b)	6,500	84,601
Alps Alpine Co. Ltd. (b)	50,500	683,274
ALSOK Co. Ltd.	96,800	768,545
Amada Co. Ltd.	90,900	1,278,901
Amano Corp.	15,100	362,164
ANA Holdings, Inc.	45,200	807,539
Anritsu Corp.	36,800	666,610
Anycolor, Inc.	7,200	133,650
AOKI Holdings, Inc.	8,500	86,814
Aoyama Trading Co. Ltd.	29,100	148,525
Aozora Bank Ltd. (b)	29,700	474,708
Appier Group, Inc.	16,500	83,443
Arata Corp.	7,600	142,653
ARCLANDS Corp.	16,667	188,193
Arcs Co. Ltd.	8,800	209,089
ARE Holdings, Inc.	21,600	469,996
Argo Graphics, Inc.	11,600	106,507
Ariake Japan Co. Ltd.	4,100	145,118
Artience Co. Ltd.	7,600	182,659
As One Corp.	12,000	168,541
Asahi Group Holdings Ltd.	381,700	3,801,909
Asahi Intecc Co. Ltd.	57,800	1,231,276
Asahi Kasei Corp.	347,400	3,390,902
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Asahi Yukizai Corp. (b)	4,800	$171,901
Asics Corp.	195,500	5,243,316
ASKUL Corp.	8,400	59,401
Astellas Pharma, Inc.	492,100	8,002,709
Atom Corp. (a) (b)	44,800	171,777
Autobacs Seven Co. Ltd.	12,200	120,694
Awa Bank Ltd.	4,900	180,663
Axial Retailing, Inc.	14,900	117,208
Azbil Corp.	131,400	1,145,339
AZ-COM MARUWA Holdings, Inc.	12,500	70,333
Bandai Namco Holdings, Inc.	155,000	3,814,657
Bank of Nagoya Ltd.	6,600	242,913
BayCurrent, Inc.	39,600	1,143,500
Belc Co. Ltd.	2,400	114,454
Bell System24 Holdings, Inc.	7,200	66,139
Belluna Co. Ltd. (b)	11,700	65,010
Bic Camera, Inc.	20,300	221,868
BIPROGY, Inc.	22,700	666,552
Blue Zones Holdings Co. Ltd.	26,000	311,991
BML, Inc.	6,600	170,646
Bridgestone Corp.	290,000	6,028,469
Brother Industries Ltd.	66,300	1,224,444
Bunka Shutter Co. Ltd.	10,500	127,745
C Uyemura & Co. Ltd.	2,600	331,051
Calbee, Inc. (b)	21,800	423,406
Canon Marketing Japan, Inc.	28,000	614,311
Canon, Inc. (b)	217,600	6,023,210
Capcom Co. Ltd. (b)	97,200	2,049,052
Casio Computer Co. Ltd.	44,900	402,147
CCI Group, Inc.	54,000	324,908
Central Automotive Products Ltd.	7,800	94,065
Central Glass Co. Ltd.	4,900	124,349
Central Japan Railway Co.	210,000	5,447,036
Change Holdings, Inc. (b)	6,500	38,785
Chiba Bank Ltd. (b)	161,600	2,086,777
Chiyoda Corp. (a) (b)	30,000	175,458
Chubu Electric Power Co., Inc.	193,200	3,177,562
Chudenko Corp.	5,700	166,869
Chugai Pharmaceutical Co. Ltd.	183,500	10,095,248
Chugin Financial Group, Inc.	41,500	746,453
Chugoku Electric Power Co., Inc. (b)	89,600	569,908
Chugoku Marine Paints Ltd.	8,400	178,666
Citizen Watch Co. Ltd. (b)	50,000	540,155
CKD Corp.	15,400	437,241
Coca-Cola Bottlers Japan Holdings, Inc.	36,300	821,422
Colowide Co. Ltd. (b)	24,100	275,914
Comforia Residential REIT, Inc.	519	354,662
COMSYS Holdings Corp.	30,100	959,776
Cosmo Energy Holdings Co. Ltd.	30,800	869,214
Cosmos Pharmaceutical Corp.	10,800	464,205
Cover Corp. (a) (b)	11,200	95,233
CRE Logistics REIT, Inc.	137	137,664
Security Description	Shares	Value
Create Restaurants Holdings, Inc. (b)	63,200	$304,624
Create SD Holdings Co. Ltd.	6,100	126,985
Credit Saison Co. Ltd.	35,600	928,318
CyberAgent, Inc.	125,600	1,071,927
Cybozu, Inc. (b)	7,400	97,389
Dai Nippon Printing Co. Ltd.	106,800	1,941,185
Daicel Corp.	72,200	570,620
Dai-Dan Co. Ltd.	24,000	411,290
Daido Steel Co. Ltd.	28,000	331,362
Daiei Kankyo Co. Ltd.	11,300	279,824
Daifuku Co. Ltd.	90,100	3,173,647
Daihen Corp.	4,100	303,078
Dai-ichi Life Holdings, Inc.	954,600	8,782,008
Daiichi Sankyo Co. Ltd.	490,400	8,752,349
Daiichikosho Co. Ltd.	19,000	203,065
Daikin Industries Ltd.	71,400	8,543,480
Daikokutenbussan Co. Ltd. (b)	2,200	67,853
Daio Paper Corp. (b)	35,500	232,746
Daiseki Co. Ltd.	10,660	261,567
Daishi Hokuetsu Financial Group, Inc.	57,900	701,281
Daito Trust Construction Co. Ltd.	83,000	1,940,329
Daiwa House Industry Co. Ltd.	146,800	4,594,402
Daiwa House REIT Investment Corp.	1,244	979,522
Daiwa Industries Ltd.	6,600	81,388
Daiwa Office Investment Corp. REIT	150	310,392
Daiwa Securities Group, Inc.	374,300	3,538,054
Daiwa Securities Living Investments Corp. REIT	502	336,363
Daiwabo Holdings Co. Ltd.	26,200	514,599
DCM Holdings Co. Ltd.	25,500	258,942
DeNA Co. Ltd. (b)	19,900	309,435
Denka Co. Ltd. (b)	22,600	515,081
Denso Corp.	464,100	5,804,842
Dentsu Group, Inc.	55,600	953,296
Dentsu Soken, Inc.	18,900	235,757
Dexerials Corp.	45,600	633,693
DIC Corp.	24,100	564,201
Digital Arts, Inc.	3,000	99,474
Digital Garage, Inc.	9,600	119,418
Dip Corp. (b)	7,800	102,841
Disco Corp.	25,500	10,368,218
DMG Mori Co. Ltd.	36,600	564,036
Doshisha Co. Ltd.	4,900	103,714
Doutor Nichires Holdings Co. Ltd.	6,400	118,577
Dowa Holdings Co. Ltd.	16,800	959,520
DTS Corp.	34,400	225,525
Duskin Co. Ltd.	11,700	310,961
DyDo Group Holdings, Inc.	2,000	32,962
Eagle Industry Co. Ltd.	4,800	88,286
Earth Corp.	6,200	185,810
East Japan Railway Co. (b)	259,900	5,929,905
Ebara Corp.	129,600	3,659,855
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
EDION Corp.	26,600	$362,717
Eiken Chemical Co. Ltd.	8,200	160,469
Eisai Co. Ltd.	74,300	2,320,466
Eizo Corp.	6,200	81,049
Elecom Co. Ltd.	10,000	102,175
Electric Power Development Co. Ltd.	46,000	1,263,823
ENEOS Holdings, Inc.	761,300	6,842,810
ES-Con Japan Ltd. (b)	12,400	85,091
Exedy Corp.	9,800	349,092
EXEO Group, Inc.	49,600	850,496
Ezaki Glico Co. Ltd.	13,600	505,076
FANUC Corp.	257,300	8,946,984
Fast Retailing Co. Ltd.	51,700	20,377,554
FCC Co. Ltd.	8,000	166,654
Ferrotec Corp. (b)	10,200	418,955
Financial Partners Group Co. Ltd. (b)	14,500	147,392
Food & Life Cos. Ltd.	30,900	1,838,964
FP Corp.	10,000	149,802
Freee KK (a) (b)	11,800	152,821
Frontier Real Estate Investment Corp. REIT	728	387,991
Fuji Co. Ltd. (b)	12,300	161,499
Fuji Corp.	19,800	603,130
Fuji Electric Co. Ltd.	38,000	2,655,536
Fuji Kyuko Co. Ltd.	4,100	63,271
Fuji Media Holdings, Inc.	10,100	257,191
Fuji Oil Co. Ltd.	9,500	217,048
Fuji Seal International, Inc.	10,600	174,834
FUJIFILM Holdings Corp.	291,700	5,545,078
Fujikura Ltd.	423,600	11,621,665
Fujimi, Inc.	11,200	196,463
Fujita Kanko, Inc.	8,500	110,874
Fujitsu Ltd.	477,000	9,731,358
Fukuda Denshi Co. Ltd.	3,400	209,230
Fukuoka Financial Group, Inc.	51,000	1,948,346
Fukuoka REIT Corp.	190	203,940
Fukuyama Transporting Co. Ltd.	4,200	142,388
Funai Soken Holdings, Inc.	18,800	135,975
Furukawa Electric Co. Ltd.	19,000	3,638,795
Furuno Electric Co. Ltd. (b)	7,500	299,242
Fuso Chemical Co. Ltd.	9,300	165,558
Future Corp.	8,700	87,833
Fuyo General Lease Co. Ltd.	13,900	375,321
Galilei Co. Ltd.	4,800	108,333
GENDA, Inc. (a) (b)	21,600	81,319
Genky DrugStores Co. Ltd.	6,600	165,936
Global One Real Estate Investment Corp. REIT	218	165,075
Glory Ltd. (b)	9,800	250,323
GLP J-Reit	1,296	1,054,950
GMO Financial Holdings, Inc.	5,300	30,169
GMO internet group, Inc.	17,800	326,395
GMO Payment Gateway, Inc. (b)	10,900	568,297
GNI Group Ltd. (a) (b)	13,500	257,295
Security Description	Shares	Value
Goldcrest Co. Ltd.	3,600	$76,362
Goldwin, Inc.	17,400	246,511
GS Yuasa Corp.	21,800	747,568
GungHo Online Entertainment, Inc.	10,100	156,293
Gunma Bank Ltd. (b)	90,700	1,205,834
Gunze Ltd. (b)	6,400	150,431
H.U. Group Holdings, Inc. (b)	13,300	269,896
H2O Retailing Corp.	28,600	436,523
Hachijuni Nagano Bank Ltd.	104,900	1,315,714
Hakuhodo DY Holdings, Inc.	60,700	398,926
Hakuto Co. Ltd.	3,100	83,083
Halows Co. Ltd.	1,500	40,520
Hamakyorex Co. Ltd.	8,800	98,843
Hamamatsu Photonics KK	89,600	1,039,875
Hankyu Hanshin Holdings, Inc. (b)	64,700	1,866,276
Hankyu Hanshin REIT, Inc. (b)	144	132,610
Hanwa Co. Ltd.	50,500	505,233
Happinet Corp.	8,200	141,532
Harmonic Drive Systems, Inc.	18,400	422,785
Haseko Corp.	68,100	1,255,032
Hazama Ando Corp.	38,400	479,365
Heiwa Corp. (b)	14,200	167,459
Heiwa Real Estate Co. Ltd.	13,400	206,000
Heiwa Real Estate REIT, Inc.	267	240,779
Heiwado Co. Ltd.	6,200	115,590
Hiday Hidaka Corp.	6,100	113,945
Hikari Tsushin, Inc.	5,000	1,268,977
Hino Motors Ltd. (a)	62,100	174,319
Hioki EE Corp.	2,100	94,487
Hirogin Holdings, Inc.	69,900	779,301
Hirose Electric Co. Ltd.	7,700	1,005,599
HIS Co. Ltd.	9,300	61,645
Hisamitsu Pharmaceutical Co., Inc.	5,100	193,746
Hitachi Construction Machinery Co. Ltd. (b)	28,600	979,668
Hitachi Ltd.	1,244,800	36,428,444
Hokkaido Electric Power Co., Inc. (b)	39,100	265,509
Hokuetsu Corp. (b)	24,400	141,945
Hokuhoku Financial Group, Inc.	26,100	987,633
Hokuriku Electric Power Co. (b)	36,300	248,815
Honda Motor Co. Ltd.	971,600	7,844,680
Horiba Ltd.	9,500	1,108,395
Hoshino Resorts REIT, Inc.	132	202,115
Hoshizaki Corp.	30,400	976,272
Hosiden Corp.	11,900	195,992
House Foods Group, Inc. (b)	13,400	256,814
Hoya Corp.	91,200	15,772,202
Hulic Co. Ltd.	132,200	1,537,268
Hulic Reit, Inc.	309	313,613
Hyakugo Bank Ltd. (b)	58,100	569,727
Hyakujushi Bank Ltd.	26,000	351,077
Ibiden Co. Ltd.	67,100	3,349,592
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Ichibanya Co. Ltd. (b)	20,500	$118,846
Ichigo Office REIT Investment Corp.	183	106,393
Ichigo, Inc.	57,100	169,632
Idemitsu Kosan Co. Ltd.	216,685	2,122,159
IDOM, Inc.	21,200	169,693
IHI Corp.	282,100	5,806,482
Iida Group Holdings Co. Ltd.	41,800	641,499
Iino Kaiun Kaisha Ltd.	16,300	182,761
Imperial Hotel Ltd.	11,300	111,561
Inaba Denki Sangyo Co. Ltd.	24,400	406,273
Inabata & Co. Ltd.	10,200	256,621
Industrial & Infrastructure Fund Investment Corp. REIT	638	568,482
Infomart Corp.	36,200	107,644
INFRONEER Holdings, Inc. (b)	48,680	673,720
Inpex Corp.	247,300	7,297,302
Internet Initiative Japan, Inc.	29,200	452,481
Invincible Investment Corp. REIT	2,035	763,815
Ise Chemicals Corp. (b)	8,000	271,875
Isetan Mitsukoshi Holdings Ltd. (b)	91,000	1,672,656
Isuzu Motors Ltd.	149,100	2,141,958
Ito En Ltd.	14,500	271,309
ITOCHU Corp.	1,601,600	20,323,818
Itochu Enex Co. Ltd.	11,400	144,187
Itochu-Shokuhin Co. Ltd.	800	65,509
Itoham Yonekyu Holdings, Inc.	7,000	253,484
Itoki Corp.	8,700	170,384
Iwatani Corp. (b)	52,200	669,922
Iyogin Holdings, Inc. (b)	62,600	1,153,742
Izumi Co. Ltd.	30,300	198,597
J Front Retailing Co. Ltd.	71,300	1,096,728
JAC Recruitment Co. Ltd.	33,200	179,183
Jaccs Co. Ltd.	6,300	161,544
JAFCO Group Co. Ltd.	10,800	154,615
Japan Airlines Co. Ltd.	40,800	664,505
Japan Airport Terminal Co. Ltd.	19,900	657,241
Japan Aviation Electronics Industry Ltd.	11,800	171,364
Japan Elevator Service Holdings Co. Ltd.	46,600	480,704
Japan Excellent, Inc. REIT	341	306,396
Japan Exchange Group, Inc.	280,900	3,272,405
Japan Hotel REIT Investment Corp.	1,357	642,484
Japan Lifeline Co. Ltd.	15,700	136,971
Japan Logistics Fund, Inc. REIT	690	415,528
Japan Material Co. Ltd.	14,200	147,419
Japan Metropolitan Fund Invest REIT	2,009	1,411,309
Japan Petroleum Exploration Co. Ltd.	43,700	718,034
Japan Post Bank Co. Ltd.	491,600	7,998,701
Japan Post Holdings Co. Ltd.	473,300	5,451,711
Japan Post Insurance Co. Ltd.	155,400	1,563,509
Security Description	Shares	Value
Japan Prime Realty Investment Corp. REIT	960	$587,026
Japan Pulp & Paper Co. Ltd.	20,000	132,361
Japan Real Estate Investment Corp. REIT	1,740	1,278,071
Japan Securities Finance Co. Ltd.	22,000	292,511
Japan Steel Works Ltd.	17,900	983,614
Japan Tobacco, Inc.	317,200	12,139,570
Japan Wool Textile Co. Ltd.	10,200	117,429
JCU Corp.	3,500	121,500
Jeol Ltd.	13,800	512,753
JFE Holdings, Inc. (b)	146,000	1,705,124
JGC Holdings Corp.	61,900	908,224
JINS Holdings, Inc.	4,500	146,370
JMDC, Inc. (a) (b)	6,900	144,140
Joyful Honda Co. Ltd.	11,600	155,210
JTEKT Corp.	54,900	587,552
Juroku Financial Group, Inc.	41,500	473,699
Justsystems Corp. (b)	7,200	159,935
JVCKenwood Corp.	33,700	238,865
JX Advanced Metals Corp.	155,200	3,431,498
K&O Energy Group, Inc.	3,000	105,442
Kadokawa Corp. (b)	24,200	583,801
Kaga Electronics Co. Ltd.	9,900	236,497
Kagome Co. Ltd.	23,900	423,152
Kajima Corp.	119,700	4,555,341
Kakaku.com, Inc. (b)	33,200	435,990
Kaken Pharmaceutical Co. Ltd.	5,700	149,488
Kameda Seika Co. Ltd. (b)	4,800	43,667
Kamigumi Co. Ltd.	23,600	813,897
Kanadevia Corp.	36,800	240,428
Kanamoto Co. Ltd.	7,900	219,700
Kandenko Co. Ltd.	27,300	1,034,333
Kaneka Corp.	10,500	320,620
Kanematsu Corp.	45,400	645,747
Kansai Electric Power Co., Inc.	265,900	4,410,173
Kansai Paint Co. Ltd. (b)	41,500	620,637
Kao Corp.	118,200	4,590,104
Kasumigaseki Capital Co. Ltd. (b)	2,800	113,162
Katitas Co. Ltd.	14,500	289,931
Kato Sangyo Co. Ltd.	4,900	207,892
Kawasaki Heavy Industries Ltd.	211,000	3,958,704
Kawasaki Kisen Kaisha Ltd. (b)	87,300	1,470,982
KDDI Corp.	781,500	13,274,186
KDX Realty Investment Corp. REIT	1,155	1,172,644
KeePer Technical Laboratory Co. Ltd. (b)	4,900	93,591
Keihan Holdings Co. Ltd.	26,100	532,058
Keihanshin Building Co. Ltd.	6,200	76,807
Keikyu Corp.	58,000	560,969
Keio Corp.	164,500	805,226
Keisei Electric Railway Co. Ltd.	103,200	770,270
Keiyo Bank Ltd.	20,200	262,283
Kewpie Corp.	26,400	668,919
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Keyence Corp.	52,600	$18,675,410
KH Neochem Co. Ltd.	5,100	88,627
Kikkoman Corp. (b)	184,700	1,672,789
Kinden Corp. (b)	33,400	1,498,978
Kintetsu Group Holdings Co. Ltd. (b)	53,600	1,095,836
Kioxia Holdings Corp. (a)	50,500	6,579,345
Kirin Holdings Co. Ltd.	203,100	3,222,729
Kissei Pharmaceutical Co. Ltd.	5,900	174,964
Kitz Corp.	13,700	157,288
Kiyo Bank Ltd.	12,500	309,447
Kobayashi Pharmaceutical Co. Ltd.	12,700	473,030
Kobe Bussan Co. Ltd.	43,600	941,176
Kobe Steel Ltd. (b)	100,200	1,213,099
Koei Tecmo Holdings Co. Ltd. (b)	25,320	259,782
Kohnan Shoji Co. Ltd.	5,100	131,980
Koito Manufacturing Co. Ltd. (b)	58,000	914,019
Kokusai Electric Corp.	53,700	1,811,454
Kokuyo Co. Ltd.	90,800	491,290
Komatsu Ltd.	259,100	10,292,540
KOMEDA Holdings Co. Ltd.	10,000	186,740
Komeri Co. Ltd.	7,500	167,056
Konami Group Corp.	28,300	3,478,914
Konica Minolta, Inc.	110,200	368,845
Konishi Co. Ltd.	10,400	90,916
Konoike Transport Co. Ltd.	4,700	87,329
Kose Holdings Corp.	10,800	402,982
Koshidaka Holdings Co. Ltd.	10,700	73,060
Kotobuki Spirits Co. Ltd. (b)	27,400	318,177
Kraftia Corp.	12,000	724,069
K's Holdings Corp.	30,200	319,983
Kubota Corp.	274,500	4,388,269
Kumagai Gumi Co. Ltd.	28,000	276,880
Kumiai Chemical Industry Co. Ltd.	12,100	59,811
Kura Sushi, Inc. (b)	4,700	107,726
Kurabo Industries Ltd.	3,300	176,911
Kuraray Co. Ltd.	81,100	852,965
Kureha Corp. (b)	7,200	183,090
Kurita Water Industries Ltd.	29,700	1,417,448
Kusuri No. Aoki Holdings Co. Ltd.	13,900	339,152
KYB Corp. (b)	8,200	220,258
Kyocera Corp.	359,800	5,503,657
Kyoei Steel Ltd.	3,100	45,957
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,800	106,236
Kyorin Pharmaceutical Co. Ltd.	12,000	125,563
Kyoritsu Maintenance Co. Ltd.	16,700	258,552
Kyoto Financial Group, Inc.	61,300	1,611,256
Kyowa Kirin Co. Ltd.	64,300	1,049,790
Kyushu Electric Power Co., Inc.	120,300	1,391,091
Kyushu Financial Group, Inc.	103,400	759,711
Kyushu Railway Co.	41,300	976,880
LaSalle Logiport REIT	496	464,374
Lasertec Corp.	22,500	4,995,783
Security Description	Shares	Value
Leopalace21 Corp.	38,400	$155,741
Life Corp.	9,200	147,910
Lifedrink Co., Inc. (b)	9,000	68,056
Lifenet Insurance Co. (a)	23,500	300,794
Lintec Corp.	8,700	252,656
Lion Corp.	77,900	815,039
Lixil Corp. (b)	76,100	783,932
LY Corp.	766,900	1,844,622
M&A Capital Partners Co. Ltd.	3,100	57,833
M3, Inc. (b)	125,000	1,279,941
Mabuchi Motor Co. Ltd.	51,200	514,558
Macnica Holdings, Inc. (b)	37,100	556,203
Maeda Kosen Co. Ltd. (b)	11,400	140,433
Makino Milling Machine Co. Ltd. (a)	7,000	505,233
Makita Corp.	62,400	2,045,897
Mani, Inc.	21,100	203,120
Marubeni Corp.	383,900	14,009,820
Marui Group Co. Ltd. (b)	44,200	854,609
Maruichi Steel Tube Ltd. (b)	50,100	456,230
Maruwa Co. Ltd.	2,500	880,802
Maruzen Showa Unyu Co. Ltd.	2,600	135,504
Matsuda Sangyo Co. Ltd.	1,700	67,612
Matsui Securities Co. Ltd.	30,700	183,515
MatsukiyoCocokara & Co.	93,620	1,486,480
Matsuyafoods Holdings Co. Ltd. (b)	2,200	78,823
Max Co. Ltd. (b)	24,000	245,288
Maxell Ltd.	6,800	90,094
Maxvalu Tokai Co. Ltd.	1,400	31,998
Mazda Motor Corp. (b)	171,000	1,166,774
McDonald's Holdings Co. Japan Ltd.	24,900	1,298,267
MCJ Co. Ltd.	15,000	218,033
Mebuki Financial Group, Inc.	237,400	1,846,962
Medipal Holdings Corp.	49,200	921,610
Megachips Corp. (b)	1,800	88,602
Megmilk Snow Brand Co. Ltd.	9,900	201,600
Meidensha Corp.	7,900	390,788
MEIJI Holdings Co. Ltd.	65,200	1,586,228
Meiko Electronics Co. Ltd.	4,700	754,997
MEITEC Group Holdings, Inc.	19,700	406,884
Menicon Co. Ltd. (b)	11,500	125,144
Mercari, Inc. (a)	37,800	887,840
Metaplanet, Inc. (a) (b)	138,200	269,001
METAWATER Co. Ltd.	4,200	91,810
Micronics Japan Co. Ltd.	8,600	534,315
Milbon Co. Ltd.	6,100	103,957
Minebea Mitsumi, Inc. (b)	100,400	1,663,116
Mirai Corp. REIT	431	129,736
Mirai Industry Co. Ltd. (b)	2,000	40,323
Mirait One Corp.	23,300	537,421
MIRARTH Real Estate Investment Corp. REIT	247	135,073
MISUMI Group, Inc.	80,000	1,368,023
Mitani Sekisan Co. Ltd.	16,800	186,862
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Mitsubishi Chemical Group Corp.	356,700	$2,080,266
Mitsubishi Corp.	876,100	29,982,722
Mitsubishi Electric Corp.	516,700	16,858,851
Mitsubishi Estate Co. Ltd.	289,100	8,004,969
Mitsubishi Estate Logistics REIT Investment Corp.	348	273,416
Mitsubishi Gas Chemical Co., Inc.	40,500	947,965
Mitsubishi HC Capital, Inc.	252,230	2,257,799
Mitsubishi Heavy Industries Ltd.	873,200	23,934,552
Mitsubishi Logisnext Co. Ltd.	7,200	69,722
Mitsubishi Logistics Corp.	69,700	587,090
Mitsubishi Materials Corp.	33,200	1,043,688
Mitsubishi Motors Corp. (b)	208,900	418,451
Mitsubishi Pencil Co. Ltd. (b)	5,800	85,385
Mitsubishi Research Institute, Inc.	1,100	32,629
Mitsubishi UFJ Financial Group, Inc.	3,055,600	51,618,067
Mitsuboshi Belting Ltd.	6,500	162,693
Mitsui & Co. Ltd.	673,500	25,969,555
Mitsui Chemicals, Inc.	104,000	1,253,276
Mitsui DM Sugar Co. Ltd.	2,500	53,736
Mitsui E&S Co. Ltd.	26,300	960,630
Mitsui Fudosan Accommodations Fund, Inc. REIT	610	514,159
Mitsui Fudosan Co. Ltd.	718,800	7,644,178
Mitsui Fudosan Logistics Park, Inc. REIT	944	672,051
Mitsui High-Tec, Inc.	21,500	82,559
Mitsui Kinzoku Co. Ltd.	16,000	3,027,611
Mitsui OSK Lines Ltd. (b)	90,300	3,743,855
Mitsui-Soko Holdings Co. Ltd. (b)	15,700	399,208
Mitsuuroko Group Holdings Co. Ltd.	3,800	58,244
Miura Co. Ltd.	26,400	528,263
MIXI, Inc.	7,200	115,611
Mizuho Financial Group, Inc.	679,720	27,451,026
Mizuho Leasing Co. Ltd.	39,400	348,047
Mizuno Corp.	14,700	317,790
Mochida Pharmaceutical Co. Ltd.	3,500	77,493
Modec, Inc.	12,500	1,180,438
Monex Group, Inc.	37,700	163,061
Money Forward, Inc. (a) (b)	12,500	277,948
Monogatari Corp.	8,200	244,087
MonotaRO Co. Ltd.	71,200	769,906
Mori Hills REIT Investment Corp.	383	320,304
Mori Trust Reit, Inc.	646	291,307
Morinaga & Co. Ltd.	18,700	318,477
Morinaga Milk Industry Co. Ltd.	16,600	500,077
Morita Holdings Corp.	4,400	75,715
MOS Food Services, Inc.	5,200	139,382
MS&AD Insurance Group Holdings, Inc.	342,900	8,926,515
Murata Manufacturing Co. Ltd.	457,600	10,242,423
Security Description	Shares	Value
Musashi Seimitsu Industry Co. Ltd. (b)	10,800	$187,042
Musashino Bank Ltd.	12,300	164,764
Nabtesco Corp.	33,400	836,667
Nachi-Fujikoshi Corp.	2,300	66,219
Nagase & Co. Ltd.	80,400	596,454
Nagawa Co. Ltd. (b)	2,300	81,194
Nagoya Railroad Co. Ltd. (b)	57,400	625,569
Nakanishi, Inc.	18,500	320,468
Namura Shipbuilding Co. Ltd.	13,800	381,819
Nankai Electric Railway Co. Ltd.	27,700	537,719
Nanto Bank Ltd.	28,000	253,735
NEC Corp.	354,300	8,794,740
Nexon Co. Ltd.	104,600	1,965,548
Nextage Co. Ltd.	8,200	166,415
NGK Insulators Ltd.	63,300	1,627,459
NH Foods Ltd.	25,900	1,147,431
NHK Spring Co. Ltd.	48,300	768,305
Nichias Corp. (b)	44,100	820,828
Nichicon Corp.	9,900	111,256
Nichiha Corp.	5,200	107,185
Nichirei Corp.	57,200	708,124
NIDEC Corp.	232,600	2,946,457
Nifco, Inc.	22,500	636,508
Nihon Kohden Corp.	51,700	483,956
Nihon M&A Center Holdings, Inc. (b)	67,400	272,253
Nihon Parkerizing Co. Ltd.	18,600	171,862
Nikkon Holdings Co. Ltd. (b)	26,900	725,899
Nikon Corp. (b)	76,300	929,536
Nintendo Co. Ltd.	301,100	17,146,887
Nippn Corp.	12,600	214,871
Nippon Building Fund, Inc. REIT	2,167	1,815,179
Nippon Densetsu Kogyo Co. Ltd.	7,600	234,597
Nippon Electric Glass Co. Ltd.	19,600	752,531
Nippon Express Holdings, Inc.	49,100	1,107,019
Nippon Gas Co. Ltd.	26,900	501,554
Nippon Kanzai Holdings Co. Ltd.	4,000	72,659
Nippon Kayaku Co. Ltd.	46,400	521,322
Nippon Light Metal Holdings Co. Ltd.	14,500	260,360
Nippon Paint Holdings Co. Ltd.	266,000	1,663,928
Nippon Paper Industries Co. Ltd. (b)	26,300	213,684
Nippon Prologis REIT, Inc.	1,902	1,023,586
NIPPON REIT Investment Corp.	388	217,273
Nippon Sanso Holdings Corp.	47,700	1,687,271
Nippon Shinyaku Co. Ltd.	14,900	488,974
Nippon Shokubai Co. Ltd.	25,600	369,606
Nippon Soda Co. Ltd.	9,400	211,252
Nippon Steel Corp. (b)	1,263,200	4,646,835
Nippon Television Holdings, Inc.	14,900	299,587
Nippon Yusen KK (b)	101,500	3,719,554
Nipro Corp.	41,300	405,615
Nishimatsu Construction Co. Ltd.	7,700	280,354
Nishimatsuya Chain Co. Ltd.	9,000	119,360
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Nishi-Nippon Financial Holdings, Inc.	32,000	$770,076
Nishi-Nippon Railroad Co. Ltd.	15,700	300,836
Nishio Holdings Co. Ltd.	2,900	80,189
Nissan Chemical Corp.	34,800	1,349,966
Nissan Motor Co. Ltd. (a)	612,300	1,323,867
Nissan Shatai Co. Ltd. (b)	13,600	82,867
Nisshin Oillio Group Ltd.	22,800	274,068
Nisshin Seifun Group, Inc.	57,800	761,329
Nisshinbo Holdings, Inc.	40,400	376,823
Nissin Foods Holdings Co. Ltd. (b)	55,500	1,050,824
Nissui Corp.	78,900	670,972
Niterra Co. Ltd.	42,400	1,994,388
Nitori Holdings Co. Ltd. (b)	117,500	1,862,265
Nitta Corp.	3,000	84,670
Nittetsu Mining Co. Ltd. (b)	15,500	251,620
Nitto Boseki Co. Ltd.	6,800	858,735
Nitto Denko Corp.	189,100	3,773,644
Nitto Kogyo Corp. (b)	5,500	148,731
Noevir Holdings Co. Ltd.	3,500	100,082
NOF Corp.	61,100	1,216,714
Nohmi Bosai Ltd.	4,800	125,791
Nojima Corp.	42,600	294,619
NOK Corp. (b)	19,500	352,508
Nomura Co. Ltd.	11,200	91,842
Nomura Holdings, Inc.	846,700	6,650,810
Nomura Micro Science Co. Ltd. (b)	5,600	111,906
Nomura Real Estate Holdings, Inc.	147,200	952,103
Nomura Real Estate Master Fund, Inc. REIT	1,076	1,059,955
Nomura Research Institute Ltd. (b)	105,200	2,872,108
Noritake Co. Ltd.	13,200	263,117
Noritsu Koki Co. Ltd.	12,600	163,235
Noritz Corp.	6,800	99,778
North Pacific Bank Ltd.	74,200	451,100
NS Solutions Corp. (b)	20,400	474,104
NS United Kaiun Kaisha Ltd.	1,400	65,862
NSD Co. Ltd.	16,000	276,092
NSK Ltd.	104,500	738,747
NTN Corp. (b)	90,000	186,085
NTT UD REIT Investment Corp.	365	318,733
NTT, Inc.	7,624,800	7,609,890
Nxera Pharma Co. Ltd. (a) (b)	13,900	77,993
Obara Group, Inc.	1,300	43,091
Obayashi Corp.	182,200	4,402,290
OBIC Business Consultants Co. Ltd.	8,200	326,760
Obic Co. Ltd.	84,700	2,050,817
Odakyu Electric Railway Co. Ltd.	93,300	970,372
Ogaki Kyoritsu Bank Ltd.	8,200	323,330
Ohsho Food Service Corp. (b)	9,500	185,832
Oji Holdings Corp.	211,900	1,143,614
Okamoto Industries, Inc.	1,900	71,823
Security Description	Shares	Value
Okamura Corp.	11,300	$177,559
Okasan Securities Group, Inc. (b)	44,000	232,306
Oki Electric Industry Co. Ltd.	29,500	498,981
Okinawa Cellular Telephone Co.	9,600	209,188
OKUMA Corp.	11,000	253,244
Okumura Corp.	8,800	355,230
Olympus Corp.	296,400	2,817,066
Omron Corp. (b)	49,100	1,409,144
Ono Pharmaceutical Co. Ltd.	108,700	1,740,414
Onward Holdings Co. Ltd.	36,300	164,072
Open House Group Co. Ltd.	20,800	1,329,881
Open Up Group, Inc.	10,803	122,578
Oracle Corp. Japan	10,900	589,706
Organo Corp. (b)	7,200	648,698
Orient Corp.	21,700	132,859
Oriental Land Co. Ltd. (b)	291,300	4,945,867
ORIX Corp.	316,300	9,362,332
Orix JREIT, Inc.	1,554	944,882
Osaka Gas Co. Ltd.	100,300	4,052,772
Osaka Soda Co. Ltd.	17,000	188,744
Osaka Steel Co. Ltd. (a) (b)	3,400	58,972
OSG Corp.	18,600	302,252
Otsuka Corp.	62,700	1,197,467
Otsuka Holdings Co. Ltd.	119,600	8,467,572
Pacific Industrial Co. Ltd. (a)	8,700	167,364
PAL GROUP Holdings Co. Ltd.	22,600	206,841
PALTAC Corp.	8,000	244,844
Pan Pacific International Holdings Corp.	531,100	3,232,002
Panasonic Holdings Corp.	637,800	10,670,881
Park24 Co. Ltd.	34,800	423,501
Pasona Group, Inc.	4,800	56,432
Penta-Ocean Construction Co. Ltd.	65,800	698,150
PeptiDream, Inc. (a) (b)	25,000	191,713
Persol Holdings Co. Ltd.	463,400	682,185
PHC Holdings Corp.	12,900	90,115
Pigeon Corp.	30,600	314,098
PILLAR Corp. (b)	4,500	206,331
Pilot Corp.	8,100	241,837
PKSHA Technology, Inc. (a) (b)	3,100	53,385
Plus Alpha Consulting Co. Ltd. (b)	8,100	104,305
Pola Orbis Holdings, Inc. (b)	19,800	163,897
Prestige International, Inc.	14,500	62,069
Prima Meat Packers Ltd.	3,400	58,908
Raito Kogyo Co. Ltd.	9,300	227,834
Raiznext Corp.	6,900	99,449
Rakus Co. Ltd. (b)	43,000	204,489
Rakuten Bank Ltd. (a) (b)	28,200	1,028,488
Rakuten Group, Inc. (a)	422,400	1,969,750
Recruit Holdings Co. Ltd.	381,900	16,599,092
Relo Group, Inc.	20,900	251,421
Renesas Electronics Corp.	501,000	7,145,574
Rengo Co. Ltd.	42,800	346,068
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Resona Holdings, Inc.	585,002	$6,657,404
Resonac Holdings Corp.	49,700	3,226,833
Resorttrust, Inc.	46,000	504,352
Ricoh Co. Ltd.	147,000	1,239,657
Ricoh Leasing Co. Ltd.	6,500	239,329
Rigaku Holdings Corp.	30,600	402,436
Riken Keiki Co. Ltd. (b)	7,400	140,424
Riken Vitamin Co. Ltd.	4,400	80,219
Rinnai Corp.	28,500	664,373
Riso Kagaku Corp.	5,800	41,876
Rohm Co. Ltd. (b)	100,700	2,001,545
Rohto Pharmaceutical Co. Ltd.	55,200	845,891
Roland Corp. (b)	4,100	100,417
Rorze Corp.	23,000	394,437
Round One Corp.	53,700	281,692
Royal Holdings Co. Ltd.	15,800	145,658
RS Technologies Co. Ltd.	1,600	37,291
Ryohin Keikaku Co. Ltd.	143,200	3,048,435
Ryoyo Ryosan Holdings, Inc.	8,596	165,259
S Foods, Inc.	11,800	223,176
Saizeriya Co. Ltd.	9,600	387,839
Sakai Moving Service Co. Ltd.	4,900	84,606
Sakata INX Corp. (b)	6,900	100,134
Sakata Seed Corp.	6,100	166,062
Sakura Internet, Inc. (b)	6,500	102,395
Samty Residential Investment Corp. REIT	129	85,636
San-A Co. Ltd.	9,000	173,645
San-Ai Obbli Co. Ltd.	13,900	213,641
SanBio Co. Ltd. (a) (b)	15,300	177,074
Sangetsu Corp.	11,700	228,566
San-In Godo Bank Ltd.	38,300	429,905
Sanken Electric Co. Ltd. (a) (b)	8,100	376,778
Sanki Engineering Co. Ltd. (b)	10,100	437,728
Sankyo Co. Ltd.	49,400	609,578
Sankyu, Inc.	11,300	630,165
Sanrio Co. Ltd. (b)	253,000	1,569,157
Sansan, Inc. (a)	19,500	144,779
Santen Pharmaceutical Co. Ltd. (b)	94,800	1,063,960
Sanwa Holdings Corp.	50,700	1,150,241
Sanyo Chemical Industries Ltd.	3,300	105,499
Sanyo Denki Co. Ltd.	6,000	169,942
Sapporo Holdings Ltd. (b)	85,500	919,762
Sawai Group Holdings Co. Ltd.	27,300	383,775
SBI Holdings, Inc.	159,000	2,936,973
SBS Holdings, Inc. (b)	3,300	88,628
SCREEN Holdings Co. Ltd. (b)	44,600	2,650,684
Secom Co. Ltd.	101,100	3,841,659
Sega Sammy Holdings, Inc.	44,000	675,776
Seibu Holdings, Inc. (b)	58,600	1,633,249
Seiko Epson Corp.	81,800	1,008,863
Seiko Group Corp.	13,800	494,901
Seino Holdings Co. Ltd.	26,300	404,146
Seiren Co. Ltd.	13,700	270,659
Sekisui Chemical Co. Ltd.	94,000	1,574,315
Security Description	Shares	Value
Sekisui House Ltd.	141,600	$3,165,161
Sekisui House Reit, Inc.	1,139	644,467
Senko Group Holdings Co. Ltd. (b)	36,600	418,944
Senshu Electric Co. Ltd.	2,700	102,227
Senshu Ikeda Holdings, Inc.	67,600	376,977
Septeni Holdings Co. Ltd.	11,000	29,166
Seria Co. Ltd.	9,800	233,393
Seven & i Holdings Co. Ltd.	558,600	7,494,788
Seven Bank Ltd. (b)	148,600	253,913
SG Holdings Co. Ltd. (b)	69,700	647,756
Sharp Corp. (a) (b)	71,800	265,902
Shibaura Machine Co. Ltd.	3,800	92,913
Shibaura Mechatronics Corp.	18,000	477,620
Shibuya Corp.	3,500	75,451
SHIFT, Inc. (a) (b)	53,000	215,768
Shiga Bank Ltd.	45,000	539,224
Shikoku Electric Power Co., Inc.	47,000	526,890
Shikoku Kasei Holdings Corp. (b)	6,600	181,868
Shimadzu Corp.	66,700	1,581,146
Shimamura Co. Ltd.	35,100	733,098
Shimano, Inc.	21,300	2,218,398
Shimizu Corp.	139,800	2,502,097
Shin Nippon Air Technologies Co. Ltd.	5,200	110,661
Shinagawa Refra Co. Ltd.	5,900	77,087
Shin-Etsu Chemical Co. Ltd.	460,400	18,701,557
Shin-Etsu Polymer Co. Ltd.	10,100	125,336
Shinmaywa Industries Ltd.	11,300	168,710
Shinnihon Corp.	5,800	71,954
Shionogi & Co. Ltd.	212,200	4,682,704
Ship Healthcare Holdings, Inc.	27,700	426,479
Shiseido Co. Ltd.	113,300	2,309,143
Shizuoka Financial Group, Inc. (b)	123,200	2,040,731
Shizuoka Gas Co. Ltd.	8,100	77,487
SHO-BOND Holdings Co. Ltd.	43,600	389,280
Shochiku Co. Ltd. (b)	2,800	209,055
Shoei Co. Ltd. (b)	11,000	115,355
Showa Sangyo Co. Ltd.	4,800	98,800
Simplex Holdings, Inc.	41,200	211,291
Sinfonia Technology Co. Ltd.	6,300	432,994
Sinko Industries Ltd.	12,300	94,667
SKY Perfect JSAT Holdings, Inc.	45,600	862,562
Skylark Holdings Co. Ltd.	68,200	1,466,606
SMC Corp.	15,700	6,159,836
SMS Co. Ltd.	15,100	159,366
Socionext, Inc. (b)	54,900	679,999
SoftBank Corp.	7,352,100	9,814,206
SoftBank Group Corp.	1,015,100	24,657,616
Sojitz Corp.	58,520	2,311,603
Sompo Holdings, Inc.	240,700	9,347,351
Sony Financial Group, Inc. (b)	1,732,500	1,583,223
Sony Group Corp.	1,663,200	34,581,718
SOSiLA Logistics REIT, Inc.	112	85,370
Sotetsu Holdings, Inc.	18,600	345,286
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Square Enix Holdings Co. Ltd. (b)	66,900	$1,063,537
Stanley Electric Co. Ltd.	33,400	611,798
Star Asia Investment Corp. REIT	692	240,871
Starts Corp., Inc.	6,800	206,445
Subaru Corp.	166,000	2,668,017
Sugi Holdings Co. Ltd.	27,700	608,481
SUMCO Corp.	95,000	1,047,088
Sumitomo Bakelite Co. Ltd.	19,800	623,006
Sumitomo Chemical Co. Ltd.	393,700	1,270,758
Sumitomo Corp.	301,700	11,262,010
Sumitomo Electric Industries Ltd.	197,900	11,217,475
Sumitomo Forestry Co. Ltd. (b)	125,400	1,138,210
Sumitomo Heavy Industries Ltd.	33,500	1,022,083
Sumitomo Metal Mining Co. Ltd.	68,200	3,959,852
Sumitomo Mitsui Financial Group, Inc.	994,500	32,620,334
Sumitomo Mitsui Trust Group, Inc.	176,900	5,621,799
Sumitomo Osaka Cement Co. Ltd.	7,800	190,941
Sumitomo Pharma Co. Ltd. (a)	48,600	661,417
Sumitomo Realty & Development Co. Ltd.	170,500	4,826,365
Sumitomo Rubber Industries Ltd.	52,100	685,495
Sumitomo Warehouse Co. Ltd.	10,700	274,979
Sun Corp. (b)	4,900	254,756
Sun Frontier Fudousan Co. Ltd. (b)	5,800	97,252
Sundrug Co. Ltd.	19,000	466,968
Suntory Beverage & Food Ltd.	30,700	864,873
Suruga Bank Ltd.	34,300	441,355
Suzuken Co. Ltd.	19,100	720,951
Suzuki Motor Corp.	425,300	5,171,319
SWCC Corp. (b)	7,700	618,817
Sysmex Corp.	124,700	1,084,862
Systena Corp.	63,300	167,759
T Hasegawa Co. Ltd.	6,800	122,650
T&D Holdings, Inc.	128,800	3,291,167
Tadano Ltd.	23,700	202,898
Taihei Dengyo Kaisha Ltd.	9,300	174,573
Taiheiyo Cement Corp.	31,800	714,826
Taikisha Ltd.	10,200	216,390
Taisei Corp.	41,100	4,247,724
Taiyo Holdings Co. Ltd.	21,400	681,896
Taiyo Yuden Co. Ltd. (b)	33,500	824,138
Takamatsu Construction Group Co. Ltd.	4,800	110,093
Takara Bio, Inc. (b)	7,300	53,186
Takara Holdings, Inc. (b)	35,500	347,827
Takara Standard Co. Ltd.	13,200	229,428
Takasago International Corp.	14,500	110,700
Takasago Thermal Engineering Co. Ltd.	23,200	643,418
Takashimaya Co. Ltd.	70,300	841,234
Takeda Pharmaceutical Co. Ltd.	426,238	15,659,448
Takeuchi Manufacturing Co. Ltd.	7,700	307,122
Security Description	Shares	Value
Takuma Co. Ltd.	13,400	$231,462
Tama Home Co. Ltd. (b)	4,400	110,968
Tamron Co. Ltd.	30,400	193,575
TBS Holdings, Inc.	7,400	265,988
TDK Corp.	547,600	7,096,256
TechMatrix Corp.	9,100	103,905
Teijin Ltd.	50,400	529,326
Terumo Corp.	346,800	4,647,896
THK Co. Ltd.	33,400	985,051
Timee, Inc. (a) (b)	7,900	65,507
TIS, Inc.	59,900	1,277,648
TKC Corp.	10,100	237,705
Toa Corp.	14,900	297,010
Toagosei Co. Ltd.	18,700	203,577
Tobu Railway Co. Ltd.	53,300	960,712
Tocalo Co. Ltd.	12,500	203,783
Toda Corp.	54,600	506,424
Toei Animation Co. Ltd.	17,800	292,342
Toei Co. Ltd.	11,200	418,743
Toenec Corp.	6,000	77,239
Toho Bank Ltd.	30,200	126,289
Toho Co. Ltd.	147,000	1,540,317
Toho Gas Co. Ltd. (b)	80,000	635,052
Toho Holdings Co. Ltd. (b)	14,500	434,025
Tohoku Electric Power Co., Inc. (b)	126,500	946,431
Tokai Carbon Co. Ltd.	54,900	336,527
TOKAI Holdings Corp.	21,100	154,968
Tokai Rika Co. Ltd.	11,200	212,994
Tokai Tokyo Financial Holdings, Inc.	41,500	189,800
Token Corp.	1,100	93,137
Tokio Marine Holdings, Inc.	497,500	23,296,599
Tokuyama Corp. (b)	17,600	426,451
Tokyo Century Corp.	40,000	516,525
Tokyo Electric Power Co. Holdings, Inc. (a)	432,400	1,777,433
Tokyo Electron Device Ltd. (b)	4,600	89,141
Tokyo Electron Ltd.	122,500	30,361,585
Tokyo Gas Co. Ltd.	88,400	4,153,215
Tokyo Kiraboshi Financial Group, Inc.	6,500	466,154
Tokyo Metro Co. Ltd. (b)	76,900	786,667
Tokyo Ohka Kogyo Co. Ltd.	28,700	1,401,042
Tokyo Seimitsu Co. Ltd.	12,300	1,091,072
Tokyo Steel Manufacturing Co. Ltd.	15,900	163,759
Tokyo Tatemono Co. Ltd.	50,600	1,164,534
Tokyotokeiba Co. Ltd.	3,400	122,901
Tokyu Construction Co. Ltd.	21,300	191,218
Tokyu Corp. (b)	140,100	1,649,747
Tokyu Fudosan Holdings Corp.	163,100	1,388,698
Tokyu REIT, Inc.	280	346,891
TOMONY Holdings, Inc.	28,300	149,262
Tomy Co. Ltd. (b)	23,900	397,955
TOPPAN Holdings, Inc.	65,300	1,718,099
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Topre Corp.	7,000	$107,675
Toray Industries, Inc.	384,100	2,729,180
Toridoll Holdings Corp. (b)	13,800	377,941
Tosei Corp.	11,400	113,940
Toshiba TEC Corp.	9,200	158,518
Tosoh Corp.	78,200	1,159,621
Totech Corp.	5,300	124,801
Totetsu Kogyo Co. Ltd.	5,700	196,197
TOTO Ltd.	40,500	1,335,743
Towa Corp. (b)	12,900	191,668
Towa Pharmaceutical Co. Ltd. (b)	5,600	143,708
Toyo Seikan Group Holdings Ltd.	30,200	685,460
Toyo Suisan Kaisha Ltd.	24,100	1,690,748
Toyo Tanso Co. Ltd.	3,700	122,116
Toyo Tire Corp.	32,700	765,305
Toyobo Co. Ltd.	22,500	190,018
Toyoda Gosei Co. Ltd.	14,700	384,393
Toyota Boshoku Corp.	23,400	365,961
Toyota Motor Corp.	2,558,740	53,060,662
Toyota Tsusho Corp.	193,500	7,481,282
Transcosmos, Inc.	3,700	91,112
TRE Holdings Corp.	5,800	58,175
Trend Micro, Inc.	36,900	1,227,143
Tri Chemical Laboratories, Inc.	5,600	97,373
Trial Holdings, Inc. (b)	8,700	234,369
Trusco Nakayama Corp.	8,700	126,045
TS Tech Co. Ltd.	24,500	278,727
Tsubakimoto Chain Co.	17,400	257,968
Tsuburaya Fields Holdings, Inc.	10,000	90,556
Tsugami Corp.	12,500	259,716
Tsumura & Co.	15,600	369,899
Tsuruha Holdings, Inc.	61,775	963,184
Tsurumi Manufacturing Co. Ltd.	6,600	87,386
TV Asahi Holdings Corp.	5,000	110,168
UACJ Corp.	48,800	728,634
UBE Corp. (b)	27,100	423,829
Ulvac, Inc.	13,200	709,425
Umios Corp.	27,600	256,401
U-Next Holdings Co. Ltd.	16,800	175,729
Unicharm Corp.	311,300	1,820,760
Union Tool Co.	2,400	206,683
United Super Markets Holdings, Inc.	23,700	133,959
United Urban Investment Corp. REIT	930	999,626
Ushio, Inc. (b)	17,800	325,262
USS Co. Ltd.	116,400	1,221,426
UT Group Co. Ltd.	96,000	119,564
Valor Holdings Co. Ltd.	7,600	176,751
Visional, Inc. (a)	6,800	305,679
Wacoal Holdings Corp. (b)	12,700	320,171
Wacom Co. Ltd.	24,300	117,531
Wakita & Co. Ltd.	7,000	83,823
West Holdings Corp. (b)	5,510	61,795
West Japan Railway Co.	114,900	2,259,144
Security Description	Shares	Value
WingArc1st, Inc.	3,500	$57,742
Workman Co. Ltd.	5,800	230,129
Yakult Honsha Co. Ltd. (b)	70,000	1,168,497
YAMABIKO Corp.	6,300	142,707
Yamada Holdings Co. Ltd.	150,600	498,626
Yamaguchi Financial Group, Inc.	49,400	771,815
Yamaha Corp. (b)	100,800	711,894
Yamaha Motor Co. Ltd.	261,500	1,884,608
Yamato Holdings Co. Ltd. (b)	65,300	726,439
Yamato Kogyo Co. Ltd.	10,900	842,246
Yamazaki Baking Co. Ltd.	32,000	713,566
Yamazen Corp.	14,000	127,687
Yaskawa Electric Corp.	65,200	1,717,876
Yellow Hat Ltd.	23,200	228,599
Yodoko Ltd.	22,000	195,523
Yokogawa Bridge Holdings Corp.	6,900	129,922
Yokogawa Electric Corp.	64,200	1,979,219
Yokohama Financial Group, Inc.	297,900	2,652,677
Yokohama Rubber Co. Ltd.	33,600	1,286,056
Yonex Co. Ltd.	14,000	267,006
Yoshinoya Holdings Co. Ltd.	17,700	367,624
Yuasa Trading Co. Ltd.	3,200	121,070
Yurtec Corp.	5,500	90,821
Zacros Corp.	10,800	89,131
Zenkoku Hosho Co. Ltd.	27,400	543,854
Zensho Holdings Co. Ltd.	27,300	1,589,993
Zeon Corp.	34,200	388,809
ZERIA Pharmaceutical Co. Ltd.	2,600	36,157
Zojirushi Corp.	9,400	99,304
ZOZO, Inc.	115,200	804,783
Zuken, Inc.	3,500	96,861
		1,607,107,302
JERSEY — 0.0% *
JTC PLC (e)	42,009	720,164
KUWAIT — 0.2%
Agility Global PLC	1,135,586	426,622
Agility Public Warehousing Co. KSCC	402,690	163,885
Al Ahli Bank of Kuwait KSCP	294,951	281,065
Ali Alghanim Sons Automotive Co. KSCC	142,912	499,225
Arabi Group Holding KSC (a) (c)	198,460	185,095
Boubyan Bank KSCP	385,777	853,544
Boubyan Petrochemicals Co. KSCP	96,096	172,758
Boursa Kuwait Securities Co. KPSC	53,839	468,890
Burgan Bank SAK	270,622	183,705
Commercial Real Estate Co. KSC	284,859	167,207
Gulf Bank KSCP	521,348	554,016
Gulf Cables & Electrical Industries Group Co. KSCP	18,764	121,672
Humansoft Holding Co. KSC	24,729	192,475
Kuwait Finance House KSCP	2,679,507	6,967,064
Kuwait International Bank KSCP	253,790	232,734
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Kuwait Projects Co. Holding KSCP (a)	591,156	$144,795
Kuwait Real Estate Co. KSC (a)	128,656	141,542
Kuwait Telecommunications Co.	187,081	405,463
Mabanee Co. KPSC	189,893	556,921
Mezzan Holding Co. KSCC	29,758	110,139
Mobile Telecommunications Co. KSCP	473,369	871,513
National Bank of Kuwait SAKP	2,263,835	6,710,084
National Industries Group Holding SAK	492,876	365,763
National Investments Co. KSCP	53,192	47,797
National Real Estate Co. KPSC (a)	195,244	43,514
Salhia Real Estate Co. KSCP	326,767	416,902
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	364,189	159,980
Warba Bank KSCP	988,895	940,009
		22,384,379
LUXEMBOURG — 0.1%
Aperam SA (b)	11,706	466,075
ArcelorMittal SA	119,563	6,181,134
CVC Capital Partners PLC (b) (e)	55,397	720,939
Eurofins Scientific SE	33,516	2,437,905
Reinet Investments SCA	43,368	1,401,255
RTL Group SA	10,497	448,032
SES SA	96,430	690,653
		12,345,993
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	550,000	2,486,256
MGM China Holdings Ltd. (b)	120,000	171,275
Sands China Ltd.	638,000	1,359,966
SJM Holdings Ltd. (a)	521,249	139,851
Wynn Macau Ltd.	355,200	250,041
		4,407,389
MALAYSIA — 0.4%
Alliance Bank Malaysia Bhd.	234,482	279,227
AMMB Holdings Bhd.	937,800	1,533,407
Axiata Group Bhd.	730,611	400,609
Axis Real Estate Investment Trust	601,686	286,454
Bank Islam Malaysia Bhd.	65,900	39,176
Bursa Malaysia Bhd.	132,900	280,503
Carlsberg Brewery Malaysia Bhd. Class B	27,200	113,654
CelcomDigi Bhd.	1,322,300	970,479
CIMB Group Holdings Bhd.	2,400,560	4,503,009
Dialog Group Bhd.	889,900	477,861
Eco World Development Group Bhd.	345,800	174,273
Fraser & Neave Holdings Bhd.	40,800	302,297
Frontken Corp. Bhd.	400,350	374,267
Gamuda Bhd.	1,231,885	1,143,893
Security Description	Shares	Value
Genting Bhd.	683,000	$378,691
Greatech Technology Bhd. (a)	76,600	35,337
Hartalega Holdings Bhd. (a)	334,300	94,837
Heineken Malaysia Bhd.	28,800	162,435
Hong Leong Bank Bhd.	183,932	999,631
IGB Real Estate Investment Trust	356,900	243,281
IHH Healthcare Bhd.	518,100	1,153,528
IJM Corp. Bhd.	1,498,600	814,757
Inari Amertron Bhd.	1,040,400	338,313
IOI Corp. Bhd.	696,600	729,245
IOI Properties Group Bhd.	371,500	306,028
ITMAX SYSTEM Bhd.	183,300	203,683
Kossan Rubber Industries Bhd.	400,400	118,673
KPJ Healthcare Bhd.	431,700	366,963
Kuala Lumpur Kepong Bhd.	118,976	634,999
Mah Sing Group Bhd.	274,800	68,694
Malakoff Corp. Bhd.	123,000	24,131
Malayan Banking Bhd.	1,710,165	4,813,566
Malaysian Pacific Industries Bhd.	23,900	173,347
Maxis Bhd.	577,200	514,410
MBSB Bhd.	371,600	59,846
Mega First Corp. Bhd.	55,600	39,504
MISC Bhd.	393,200	825,085
Mr. DIY Group M Bhd. (e)	821,400	312,043
Nationgate Holdings Bhd.	482,500	79,009
Nestle Malaysia Bhd.	19,800	484,706
Pavilion Real Estate Investment Trust	1,009,000	432,775
Petronas Chemicals Group Bhd.	877,000	1,318,444
Petronas Dagangan Bhd.	120,900	653,748
Petronas Gas Bhd.	233,200	1,034,397
PPB Group Bhd.	148,480	442,418
Press Metal Aluminium Holdings Bhd.	1,285,600	2,556,587
Public Bank Bhd.	4,205,000	4,882,386
QL Resources Bhd.	418,125	382,085
RHB Bank Bhd.	512,995	1,073,137
Sam Engineering & Equipment M Bhd.	105,400	83,771
Scientex Bhd.	136,600	114,368
SD Guthrie Bhd.	631,643	943,799
Sime Darby Bhd.	671,935	377,930
Sime Darby Property Bhd.	527,135	163,774
SP Setia Bhd. Group	891,014	192,788
Sunway Bhd.	863,200	1,034,017
Sunway Construction Group Bhd.	324,800	513,378
Sunway Healthcare Holdings Bhd. Class B (a)	86,320	42,638
Sunway Real Estate Investment Trust	449,800	258,530
Syarikat Takaful Malaysia Keluarga Bhd.	38,589	31,632
Tanco Holdings Bhd. (a)	464,800	166,367
Telekom Malaysia Bhd.	303,486	532,813
Tenaga Nasional Bhd.	764,500	2,633,169
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
TIME dotCom Bhd.	205,200	$299,514
Top Glove Corp. Bhd.	1,121,000	190,911
UEM Sunrise Bhd.	250,000	28,411
Unisem M Bhd.	150,000	97,840
United Plantations Bhd.	50,550	425,290
ViTrox Corp. Bhd.	141,200	148,249
Yinson Holdings Bhd.	199,636	111,421
YTL Corp. Bhd.	746,100	314,877
YTL Power International Bhd.	822,200	614,405
Zetrix Ai Bhd.	1,127,541	208,483
		47,158,203
MEXICO — 0.7%
Alpek SAB de CV (a) (b)	629,486	397,408
Alsea SAB de CV	110,500	354,318
America Movil SAB de CV	4,990,300	6,300,975
Arca Continental SAB de CV (b)	137,400	1,574,333
Banco del Bajio SA (e)	300,500	926,076
Bolsa Mexicana de Valores SAB de CV	119,400	250,957
Cemex SAB de CV (b)	4,123,964	4,697,362
Coca-Cola Femsa SAB de CV (b)	157,895	1,528,934
Concentradora Fibra Danhos SA de CV REIT	88,800	140,178
Controladora Vuela Cia de Aviacion SAB de CV Class A (a) (b)	465,900	336,484
Corp. Inmobiliaria Vesta SAB de CV (b)	203,400	676,553
FIBRA Macquarie Mexico REIT (e)	198,886	456,827
Fibra Uno Administracion SA de CV REIT	847,700	1,370,585
Fomento Economico Mexicano SAB de CV	455,900	5,000,585
Fresnillo PLC	62,618	2,765,329
Genomma Lab Internacional SAB de CV Class B (b)	262,900	264,044
Gentera SAB de CV	278,600	782,455
Gruma SAB de CV Class B (b)	43,260	788,039
Grupo Aeroportuario del Centro Norte SAB de CV (b)	90,454	1,288,010
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	104,325	2,556,733
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	44,240	1,481,108
Grupo Bimbo SAB de CV (b)	367,300	1,223,553
Grupo Carso SAB de CV (b)	177,210	1,322,285
Grupo Comercial Chedraui SA de CV (b)	56,500	329,765
Grupo Financiero Banorte SAB de CV Class O	688,100	7,581,438
Grupo Financiero Inbursa SAB de CV Class O	482,200	1,206,736
Grupo Mexico SAB de CV	842,200	8,959,068
Grupo Televisa SAB (b)	583,400	336,624
Security Description	Shares	Value
Industrias Penoles SAB de CV (a)	55,120	$2,433,786
Kimberly-Clark de Mexico SAB de CV Class A (b)	468,000	1,100,642
La Comer SAB de CV	128,912	304,247
Megacable Holdings SAB de CV	186,600	644,047
Orbia Advance Corp. SAB de CV (a) (b)	234,557	280,691
Prologis Property Mexico SA de CV REIT	314,765	1,365,555
Promotora y Operadora de Infraestructura SAB de CV	43,590	700,209
Qualitas Controladora SAB de CV (b)	45,500	433,853
Regional SAB de CV	59,300	506,210
Sigma Foods SAB de CV (b)	853,363	846,670
Southern Copper Corp. (b)	24,717	4,252,807
Wal-Mart de Mexico SAB de CV (b)	1,347,900	4,348,185
		72,113,664
MOROCCO — 0.0% *
Aya Gold & Silver, Inc. (a)	42,900	652,315
NETHERLANDS — 2.6%
Aalberts NV (b)	26,298	912,978
ABN AMRO Bank NV Dutch Certificate	162,448	5,133,469
Adyen NV (a) (e)	7,025	7,008,769
Akzo Nobel NV	48,342	2,770,178
AMG Critical Materials NV	8,447	337,310
Arcadis NV (b)	19,083	608,572
Argenx SE (a)	17,241	12,472,951
ASM International NV	13,202	9,974,888
ASML Holding NV	105,690	140,098,055
ASR Nederland NV	44,424	3,048,792
Basic-Fit NV (a) (e)	13,055	447,298
BE Semiconductor Industries NV	19,169	4,092,913
Corbion NV	12,908	281,996
Eurocommercial Properties NV REIT	12,615	380,851
Euronext NV (e)	21,683	3,470,900
EXOR NV	23,788	1,815,167
Flow Traders Ltd. (a)	8,122	257,406
Fugro NV (b)	29,941	371,329
Havas NV	19,961	348,486
Heineken Holding NV (b)	36,688	2,602,702
Heineken NV	77,116	5,912,900
IMCD NV (b)	16,731	1,745,301
ING Groep NV	800,344	20,708,658
Koninklijke Ahold Delhaize NV	239,798	11,131,934
Koninklijke BAM Groep NV	74,064	747,713
Koninklijke Heijmans NV Dutch Certificate (b)	6,327	565,331
Koninklijke KPN NV	1,100,802	6,116,082
Koninklijke Philips NV	209,619	5,715,440
Koninklijke Vopak NV	15,566	839,851
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Magnum Ice Cream Co. NV (a) (b)	138,894	$2,031,238
Nebius Group NV (a) (b)	59,400	6,163,344
NN Group NV (b)	73,558	5,726,436
OCI NV (a)	1,303	5,174
Pharming Group NV (a)	152,999	257,761
Pharvaris NV (a)	3,300	93,225
PostNL NV (b)	117,309	147,450
Randstad NV (b)	28,676	746,075
Redcare Pharmacy NV (a) (b) (e)	4,128	181,760
SBM Offshore NV	38,120	1,515,341
Sligro Food Group NV	9,778	153,478
TKH Group NV Dutch Certificate	10,573	453,216
TomTom NV (a)	14,221	71,593
Universal Music Group NV	298,415	5,774,182
Van Lanschot Kempen NV Dutch Certificate	7,795	516,036
Wereldhave NV REIT	8,129	200,645
Wolters Kluwer NV	62,352	4,642,251
		278,597,425
NEW ZEALAND — 0.2%
Air New Zealand Ltd.	679,148	166,591
Auckland International Airport Ltd.	560,879	2,550,029
Contact Energy Ltd.	224,403	1,184,099
Fisher & Paykel Healthcare Corp. Ltd.	166,731	3,588,883
Fletcher Building Ltd. (a) (b)	409,720	693,594
Goodman Property Trust REIT	225,549	243,819
Infratil Ltd. (b)	264,973	1,773,626
Kiwi Property Group Ltd. REIT	293,871	152,551
Mercury NZ Ltd.	220,955	788,604
Meridian Energy Ltd.	391,481	1,244,013
Ryman Healthcare Ltd. (a) (b)	189,506	229,342
Spark New Zealand Ltd. (b)	472,851	559,454
Xero Ltd. (a)	46,676	2,448,763
		15,623,368
NORWAY — 0.5%
Aker ASA Class A	5,939	653,139
Aker BP ASA	83,651	3,074,058
Aker Solutions ASA	78,663	374,178
Austevoll Seafood ASA	24,300	259,957
AutoStore Holdings Ltd. (a) (e)	316,776	311,619
Bluenord ASA	6,296	365,762
BW Offshore Ltd.	28,194	149,929
DNB Bank ASA	231,784	7,208,986
DNO ASA	116,876	260,357
DOF Group ASA	39,363	563,540
Elkem ASA (e)	76,651	222,978
Elopak ASA	35,535	132,240
Entra ASA (e)	14,424	155,184
Equinor ASA	210,408	8,910,880
Europris ASA (e)	43,267	406,462
Frontline PLC	39,003	1,362,221
Gjensidige Forsikring ASA	52,942	1,376,639
Security Description	Shares	Value
Grieg Seafood ASA (a)	13,773	$107,883
Hoegh Autoliners ASA	28,308	407,433
Kitron ASA	48,587	466,207
Kongsberg Gruppen ASA	122,425	5,187,473
Leroy Seafood Group ASA	69,854	355,011
LINK Mobility Group Holding ASA (a)	100,000	228,122
Mowi ASA	144,133	3,258,595
MPC Container Ships ASA	99,639	235,648
Norbit ASA	11,552	226,301
Norconsult Norge AS	26,234	110,689
Nordic Semiconductor ASA (a)	48,480	772,421
Norsk Hydro ASA	372,265	3,944,102
Norwegian Air Shuttle ASA	205,409	301,772
Odfjell Drilling Ltd.	25,322	263,683
Odfjell SE Class A	11,750	144,371
Orkla ASA	202,565	2,534,013
Protector Forsikring ASA	15,594	753,318
Salmar ASA	17,428	1,010,869
SpareBank 1 Nord Norge	25,407	407,110
Sparebank 1 Oestlandet	12,667	258,566
SpareBank 1 SMN	34,263	726,875
SpareBank 1 Sor-Norge ASA	54,663	1,187,308
Stolt-Nielsen Ltd.	6,169	212,460
Storebrand ASA	137,729	2,471,162
Telenor ASA	184,973	3,233,863
TGS ASA	51,813	697,513
TOMRA Systems ASA	59,145	708,813
Vend Marketplaces ASA Class B	49,681	1,222,013
Wallenius Wilhelmsen ASA	37,434	473,554
Wilh Wilhelmsen Holding ASA Class A	3,283	244,347
		57,939,624
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	46,200	1,665,048
Credicorp Ltd.	18,400	6,240,912
Hochschild Mining PLC	88,519	705,640
Intercorp Financial Services, Inc.	9,200	461,840
		9,073,440
PHILIPPINES — 0.1%
Aboitiz Equity Ventures, Inc.	290,900	142,697
Alliance Global Group, Inc.	450,900	66,652
AREIT, Inc.	282,100	183,423
Ayala Corp.	59,470	497,134
Ayala Land, Inc.	1,649,200	440,999
Bank of the Philippine Islands	741,210	1,218,879
BDO Unibank, Inc.	700,413	1,317,728
Century Pacific Food, Inc.	641,200	369,416
Converge Information & Communications Technology Solutions, Inc.	546,900	111,430
DigiPlus Interactive Corp.	347,900	91,513
DMCI Holdings, Inc.	571,200	93,837
GT Capital Holdings, Inc.	21,337	182,638
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
International Container Terminal Services, Inc.	274,690	$3,114,255
JG Summit Holdings, Inc.	515,090	234,016
Jollibee Foods Corp.	127,680	373,658
LT Group, Inc.	314,800	75,967
Manila Electric Co.	63,940	649,925
Manila Water Co., Inc.	223,300	155,667
Megaworld Corp.	1,365,000	47,386
Metropolitan Bank & Trust Co.	429,496	448,938
PLDT, Inc.	20,290	434,447
Puregold Price Club, Inc.	338,780	228,642
Robinsons Land Corp.	375,144	107,562
Robinsons Retail Holdings, Inc.	77,600	59,014
Semirara Mining & Power Corp.	150,000	70,741
SM Investments Corp.	58,325	595,251
SM Prime Holdings, Inc.	2,798,600	942,080
Synergy Grid & Development Phils, Inc.	202,800	74,579
Universal Robina Corp.	280,030	303,206
		12,631,680
POLAND — 0.4%
Alior Bank SA	22,775	679,352
Allegro.eu SA (a) (e)	171,435	1,225,322
Asseco Poland SA	16,630	762,938
Auto Partner SA (b)	20,329	98,154
Bank Handlowy w Warszawie SA	4,101	121,444
Bank Millennium SA (a)	139,551	615,863
Bank Polska Kasa Opieki SA	48,765	2,877,237
Benefit Systems SA (a)	964	909,932
Budimex SA (b)	4,169	746,358
CD Projekt SA	17,445	1,117,633
Cyfrowy Polsat SA (a) (b)	52,228	164,522
Diagnostyka SA	6,125	281,876
Dino Polska SA (a) (e)	137,150	1,234,227
Enea SA	55,046	366,523
Grupa Azoty SA (a) (b)	49,998	253,071
Grupa Kety SA	2,511	663,439
InPost SA (a) (b)	70,886	1,251,000
Jastrzebska Spolka Weglowa SA (a) (b)	14,458	134,417
KGHM Polska Miedz SA (a)	41,789	3,040,122
KRUK SA (b)	3,866	469,024
LPP SA	312	1,883,752
mBank SA (a)	4,896	1,418,390
Modivo SA (a) (b)	15,574	395,911
Orange Polska SA	136,372	517,790
ORLEN SA	158,755	5,727,915
Pepco Group NV	35,850	258,661
PGE Polska Grupa Energetyczna SA (a)	203,171	573,863
Powszechna Kasa Oszczednosci Bank Polski SA	225,841	5,319,329
Powszechny Zaklad Ubezpieczen SA	139,075	2,410,582
Santander Bank Polska SA	10,237	1,616,202
Tauron Polska Energia SA (a)	320,278	884,692
Security Description	Shares	Value
XTB SA (b) (e)	27,082	$689,851
Zabka Group SA (a)	93,275	555,847
		39,265,239
PORTUGAL — 0.1%
Altri SGPS SA (b)	11,642	66,094
Banco Comercial Portugues SA Class R	2,353,663	2,285,153
Corticeira Amorim SGPS SA	17,838	133,571
CTT-Correios de Portugal SA	16,915	117,547
EDP SA	871,004	4,594,533
Galp Energia SGPS SA	112,655	2,692,663
Jeronimo Martins SGPS SA	78,507	1,871,278
Mota-Engil SGPS SA (b)	18,415	95,154
Navigator Co. SA (b)	56,434	219,909
NOS SGPS SA	58,370	367,879
REN - Redes Energeticas Nacionais SGPS SA	101,023	434,749
Semapa-Sociedade de Investimento e Gestao	5,579	143,419
Sonae SGPS SA	327,287	724,628
		13,746,577
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	72,377	262,394
Al Rayan Bank	1,789,683	1,074,459
Baladna (a)	311,201	103,432
Barwa Real Estate Co.	488,520	311,328
Commercial Bank PSQC	854,806	1,001,539
Doha Bank QPSC (a)	624,132	555,393
Dukhan Bank	467,458	444,477
Estithmar Holding QPSC (a)	319,474	327,071
Gulf International Services QSC	825,246	453,448
Industries Qatar QSC	396,374	1,158,313
Mesaieed Petrochemical Holding Co.	1,679,516	503,577
Nebras Energy	119,929	472,996
Ooredoo QPSC	224,764	766,654
Qatar Aluminum Manufacturing Co.	766,785	295,433
Qatar Fuel QSC	158,861	631,779
Qatar Gas Transport Co. Ltd.	714,376	822,288
Qatar International Islamic Bank QSC	268,177	820,539
Qatar Islamic Bank QPSC	473,189	2,956,949
Qatar National Bank QPSC	1,293,305	6,052,710
Qatar Navigation QSC	255,603	715,765
United Development Co. QSC	1,537,116	370,209
Vodafone Qatar PQSC	302,258	195,916
		20,296,669
ROMANIA — 0.0% *
NEPI Rockcastle NV	192,715	1,528,660
RUSSIA — 0.0%
Alrosa PJSC (a) (c)	330,200	—
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Credit Bank of Moscow PJSC (a) (c)	2,707,900	$—
Gazprom PJSC (a) (c)	1,561,848	—
GMK Norilskiy Nickel PAO (a) (c)	950,300	—
Inter RAO UES PJSC (a) (c)	5,356,000	—
LUKOIL PJSC (a) (c)	54,554	—
Mobile TeleSystems PJSC (a) (c)	31,200	—
Mobile TeleSystems PJSC ADR (a) (c)	53,100	—
Moscow Exchange MICEX-RTS PJSC (a) (c)	191,435	—
Novatek PJSC GDR (a) (c)	286	—
Novolipetsk Steel PJSC (a) (c)	224,930	—
PhosAgro PJSC (a) (c)	135	—
PhosAgro PJSC GDR (a) (c)	20,976	—
Polyus PJSC (a) (c)	44,920	—
Polyus PJSC GDR (a) (c)	1,062	—
Rosneft Oil Co. PJSC (a) (c)	169,478	—
Rostelecom PJSC (a) (c)	100,000	—
Sberbank of Russia PJSC (a) (c)	1,586,024	—
Severstal PAO (a) (c)	31,441	—
Sistema PJSFC GDR (a) (c)	40,100	—
Surgutneftegas PAO (a) (c)	888,900	—
Surgutneftegas PAO Preference Shares (a) (c)	802,100	—
Tatneft PJSC (a) (c)	187,335	—
TCS Group Holding PLC GDR (a) (c)	1,787	—
VK IPJSC GDR (a) (c)	17,475	—
VTB Bank PJSC (a) (c)	87,478	—
		—
SAUDI ARABIA — 1.0%
Abdullah Al Othaim Markets Co.	90,217	147,289
ACWA Power Co. (a)	41,395	1,919,831
Ades Holding Co.	83,356	401,386
Advanced Petrochemical Co. (a)	32,252	213,962
AFG International Co. (a)	42,736	178,339
Al Babtain Power & Telecommunication Co.	8,541	151,255
Al Hammadi Holding	27,000	192,107
Al Majed for Oud Co.	8,019	361,763
Al Masane Al Kobra Mining Co.	10,480	242,688
Al Moammar Information Systems Co.	3,626	157,293
Al Rajhi Bank	531,714	15,157,416
Al Rajhi Co. for Co-operative Insurance (a)	10,522	296,375
Al Rajhi REIT	104,183	225,807
Al-Dawaa Medical Services Co.	6,646	91,605
Aldrees Petroleum & Transport Services Co.	16,050	571,851
Alinma Bank	332,400	2,574,063
AlKhorayef Water & Power Technologies Co.	5,225	167,907
Almarai Co. JSC	143,043	1,666,209
Security Description	Shares	Value
Almoosa Health Co.	4,642	$172,028
Almunajem Foods Co.	3,218	44,793
AlSaif Stores For Development & Investment Co. (a)	120,285	216,116
Arab National Bank	265,578	1,524,891
Arabian Cement Co.	9,227	58,668
Arabian Centres Co. (e)	99,383	452,172
Arabian Contracting Services Co. (a)	5,247	170,304
Arabian Internet & Communications Services Co.	6,542	343,003
Arriyadh Development Co.	18,294	91,240
Astra Industrial Group Co.	8,946	364,505
Ataa Educational Co.	3,559	53,020
Bank AlBilad	209,305	1,529,875
Bank Al-Jazira	171,121	539,392
Banque Saudi Fransi	339,876	1,813,067
Bawan Co. (a)	4,389	53,224
BinDawood Holding Co.	145,480	183,128
Bupa Arabia for Cooperative Insurance Co.	22,487	1,071,283
Catrion Catering Holding Co.	14,877	275,448
Co. for Cooperative Insurance	20,034	689,294
Dallah Healthcare Co.	9,649	340,400
Dar Al Arkan Real Estate Development Co. (a)	184,842	894,940
Dr. Sulaiman Al Habib Medical Services Group Co.	22,915	1,574,729
East Pipes Integrated Co. for Industry	3,815	163,015
Eastern Province Cement Co.	9,470	61,342
Electrical Industries Co.	137,268	618,604
Elm Co.	6,542	941,163
Emaar Economic City (a)	34,564	89,641
Etihad Etisalat Co.	108,708	1,893,117
Etihad GO Telecom Co.	4,723	109,717
First Milling Co.	5,996	90,209
Jabal Omar Development Co. (a)	177,638	759,976
Jadwa REIT Saudi Fund	30,786	92,289
Jahez International Co. (a)	26,656	81,221
Jamjoom Pharmaceuticals Factory Co.	6,072	230,253
Jarir Marketing Co.	160,269	604,044
Leejam Sports Co. JSC	5,409	125,807
Maharah Human Resources Co.	79,610	124,945
Makkah Construction & Development Co.	32,047	725,533
Miahona	13,159	54,704
Middle East Healthcare Co.	11,802	109,548
Middle East Pharmaceutical Co.	2,755	71,544
Mobile Telecommunications Co. Saudi Arabia	120,032	370,009
Mouwasat Medical Services Co.	45,544	881,728
National Agriculture Development Co. (a)	61,702	293,851
National Co. for Learning & Education	2,895	91,341
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
National Gas & Industrialization Co.	10,017	$222,904
National Industrialization Co. (a)	89,787	220,603
National Medical Care Co.	5,781	212,425
Perfect Presentation For Commercial Services Co. (a)	16,920	31,910
Power & Water Utility Co. for Jubail & Yanbu	40,000	338,208
Qassim Cement Co.	14,766	173,528
Rasan Information Technology Co. (a)	10,842	393,431
Retal Urban Development Co.	89,148	319,441
Riyad Bank	395,437	3,132,413
Riyadh Cement Co.	24,741	158,401
SABIC Agri-Nutrients Co.	65,318	2,508,438
Sahara International Petrochemical Co.	91,006	388,554
SAL Saudi Logistics Services	12,578	560,349
Saudi Arabian Mining Co. (a)	382,831	6,616,494
Saudi Arabian Oil Co. (e)	1,545,663	11,189,359
Saudi Automotive Services Co. (a)	6,941	101,412
Saudi Awwal Bank	274,433	2,742,871
Saudi Basic Industries Corp.	260,386	4,160,625
Saudi Cement Co.	14,485	134,074
Saudi Ceramic Co.	8,760	68,444
Saudi Chemical Co. Holding	167,160	363,605
Saudi Energy Co.	225,813	1,027,135
Saudi Ground Services Co.	32,328	279,270
Saudi Industrial Investment Group	78,693	277,437
Saudi Investment Bank	159,833	566,569
Saudi Kayan Petrochemical Co. (a)	167,662	247,128
Saudi National Bank	814,076	9,189,962
Saudi Paper Manufacturing Co. (a)	7,734	116,136
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	10,157	82,197
Saudi Real Estate Co. (a)	41,287	147,605
Saudi Reinsurance Co. (a)	13,840	91,008
Saudi Research & Media Group (a)	10,151	235,388
Saudi Steel Pipe Co.	6,939	81,989
Saudi Tadawul Group Holding Co.	11,748	435,017
Saudi Telecom Co.	579,720	6,570,440
Saudia Dairy & Foodstuff Co.	3,420	191,007
Savola Group (a)	41,597	290,978
Seera Group Holding (a)	40,067	213,248
Southern Province Cement Co.	12,949	81,896
Sustained Infrastructure Holding Co.	8,180	73,950
Taiba Investments Co.	55,272	547,947
Theeb Rent A Car Co.	10,840	85,487
United Electronics Co.	10,685	230,280
Security Description	Shares	Value
United International Transportation Co.	13,920	$152,831
Yamama Cement Co.	20,429	140,105
Yanbu Cement Co.	15,788	62,804
Yanbu National Petrochemical Co.	80,910	759,657
		101,971,227
SINGAPORE — 1.1%
AIMS APAC REIT	112,100	124,393
BW LPG Ltd. (e)	25,458	445,008
CapitaLand Ascendas REIT	1,112,574	2,139,811
CapitaLand Ascott Trust REIT	759,785	519,599
CapitaLand China Trust REIT (b)	303,800	151,078
Capitaland India Trust (b)	200,300	157,418
CapitaLand Integrated Commercial Trust REIT	1,714,588	3,064,091
CapitaLand Investment Ltd.	665,300	1,411,271
CDL Hospitality Trusts REIT (b)	187,168	120,292
Centurion Corp. Ltd.	59,700	68,377
City Developments Ltd.	132,400	847,534
ComfortDelGro Corp. Ltd.	577,400	647,015
DBS Group Holdings Ltd.	570,354	25,293,277
Digital Core REIT Management Pte. Ltd.	214,600	104,708
ESR-REIT	152,742	267,361
Far East Hospitality Trust REIT	140,900	61,397
Food Empire Holdings Ltd.	54,700	128,543
Frasers Centrepoint Trust REIT	357,191	605,317
Frasers Logistics & Commercial Trust REIT	803,439	561,107
Genting Singapore Ltd. (b)	1,725,400	907,464
Grab Holdings Ltd. Class A (a)	664,300	2,431,338
Hafnia Ltd.	87,657	673,511
iFAST Corp. Ltd. (b)	43,200	302,797
Kenon Holdings Ltd.	5,301	435,881
Keppel DC REIT	540,586	917,021
Keppel Infrastructure Trust	1,210,375	479,293
Keppel Ltd.	405,700	3,724,507
Keppel REIT (b)	949,386	657,546
Lendlease Global Commercial REIT	544,535	226,797
Mapletree Industrial Trust REIT (b)	568,950	860,127
Mapletree Logistics Trust REIT (b)	943,147	845,464
Mapletree Pan Asia Commercial Trust REIT	646,168	663,530
Netlink NBN Trust	931,400	698,297
Olam Group Ltd.	198,325	133,928
Oversea-Chinese Banking Corp. Ltd.	910,911	15,548,040
Parkway Life Real Estate Investment Trust	153,900	478,064
Raffles Medical Group Ltd.	240,976	188,649
Riverstone Holdings Ltd. (b)	100,800	53,705
SATS Ltd.	279,636	767,964
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sea Ltd. ADR (a)	107,100	$8,868,951
Seatrium Ltd. (b)	644,625	1,190,779
Sembcorp Industries Ltd. (b)	254,000	1,314,513
Sheng Siong Group Ltd.	192,300	421,589
SIA Engineering Co. Ltd.	80,800	203,443
Singapore Airlines Ltd. (b)	436,200	2,241,590
Singapore Exchange Ltd.	243,100	3,695,731
Singapore Post Ltd. (b)	357,000	95,826
Singapore Technologies Engineering Ltd.	442,700	3,744,338
Singapore Telecommunications Ltd.	2,093,600	8,016,420
Starhill Global REIT	397,437	165,369
StarHub Ltd. (b)	126,800	100,249
STMicroelectronics NV	191,708	6,502,953
Stoneweg Europe Stapled Trust REIT	89,560	152,602
Suntec Real Estate Investment Trust	532,700	606,718
UMS Integration Ltd. (b)	201,249	242,932
United Overseas Bank Ltd.	337,693	9,633,369
UOL Group Ltd.	123,833	937,016
Venture Corp. Ltd.	78,000	935,943
Yangzijiang Financial Holding Ltd.	587,200	115,151
Yangzijiang Maritime Development Ltd. (a)	587,200	238,426
		117,135,428
SOUTH AFRICA — 1.1%
Absa Group Ltd.	225,958	3,217,584
AECI Ltd.	27,750	186,124
African Rainbow Minerals Ltd.	42,401	578,419
Anglo American PLC	304,348	13,018,974
Aspen Pharmacare Holdings Ltd.	106,536	817,808
AVI Ltd.	85,323	517,645
Bid Corp. Ltd.	95,044	2,263,066
Bidvest Group Ltd.	91,702	1,219,033
Boxer Retail Ltd. (b)	75,047	329,168
Capitec Bank Holdings Ltd.	23,508	5,709,559
Clicks Group Ltd.	61,547	1,040,771
Coronation Fund Managers Ltd.	44,887	116,629
DataTec Ltd.	70,867	290,969
Dis-Chem Pharmacies Ltd. (b) (e)	111,613	242,689
Discovery Ltd.	142,412	2,065,775
DRDGOLD Ltd.	195,857	576,079
Equites Property Fund Ltd. REIT	159,974	158,044
Exxaro Resources Ltd.	57,692	757,048
FirstRand Ltd. (b)	1,375,799	6,962,394
Fortress Real Estate Investments Ltd. Class B (b)	251,245	324,377
Foschini Group Ltd. (b)	93,551	385,681
Gold Fields Ltd.	242,849	11,031,472
Grindrod Ltd.	139,992	153,343
Growthpoint Properties Ltd. REIT (b)	731,511	691,020
Security Description	Shares	Value
Harmony Gold Mining Co. Ltd.	161,229	$2,434,833
Hosken Consolidated Investments Ltd.	23,694	228,448
Hyprop Investments Ltd. REIT	107,036	338,922
Impala Platinum Holdings Ltd.	239,231	3,363,327
Investec Ltd.	59,188	441,070
JSE Ltd.	20,858	194,658
Life Healthcare Group Holdings Ltd.	346,213	233,607
Momentum Group Ltd.	280,914	596,912
Motus Holdings Ltd.	47,936	327,227
Mr. Price Group Ltd.	60,589	542,868
MTN Group Ltd.	483,523	5,581,199
Naspers Ltd. Class N	213,345	10,909,168
Nedbank Group Ltd.	121,672	1,896,143
Netcare Ltd.	364,842	352,107
Ninety One Ltd.	225,109	670,297
Northam Platinum Holdings Ltd.	112,636	2,271,955
Old Mutual Ltd. (d)	851,334	686,339
Old Mutual Ltd. (d)	315,585	258,020
Omnia Holdings Ltd.	27,807	156,419
OUTsurance Group Ltd. (b)	238,793	970,936
Pan African Resources PLC	564,765	1,042,585
Pepkor Holdings Ltd. (e)	1,176,876	1,564,085
Pick n Pay Stores Ltd. (a)	90,211	100,659
Redefine Properties Ltd. REIT	1,546,663	537,616
Remgro Ltd.	170,733	1,880,532
Resilient REIT Ltd.	55,944	263,367
Reunert Ltd.	47,667	182,183
Sanlam Ltd.	516,856	2,686,715
Santam Ltd.	7,575	174,451
Sappi Ltd. (a) (b)	130,549	127,955
Sasol Ltd. (a)	166,055	2,165,183
Scatec ASA (a) (e)	35,708	478,748
Shoprite Holdings Ltd.	131,764	2,136,011
Sibanye Stillwater Ltd. (b)	780,539	2,368,373
SPAR Group Ltd. (a)	38,271	140,295
Standard Bank Group Ltd.	351,391	6,290,638
Telkom SA SOC Ltd.	39,144	134,463
Thungela Resources Ltd. (b)	37,800	370,282
Tiger Brands Ltd.	36,103	639,499
Truworths International Ltd. (b)	86,745	261,844
Valterra Platinum Ltd. (d)	36,301	3,016,400
Valterra Platinum Ltd. (d)	36,547	2,991,745
Vodacom Group Ltd.	170,332	1,436,093
Vukile Property Fund Ltd. REIT	254,072	331,203
We Buy Cars Holdings Ltd. (b)	113,134	263,049
Wilson Bayly Holmes-Ovcon Ltd.	22,889	209,245
Woolworths Holdings Ltd.	258,705	766,556
		117,667,901
SOUTH KOREA — 4.9%
ABLBio, Inc. (a)	12,226	1,382,344
Alteogen, Inc.	11,242	2,549,861
Amorepacific Corp.	11,041	1,017,817
Amorepacific Holdings Corp.	27,383	511,493
APR Corp.	7,821	1,784,512
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Asiana Airlines, Inc. (a)	24,352	$112,606
BGF retail Co. Ltd.	1,557	145,481
BHI Co. Ltd. (a)	7,424	469,457
Binggrae Co. Ltd.	4,015	190,185
BNK Financial Group, Inc.	60,750	736,761
Cafe24 Corp. (a)	5,781	102,817
Caregen Co. Ltd.	6,390	393,935
Celltrion Pharm, Inc.	4,329	161,628
Celltrion, Inc.	44,069	5,893,017
Chabiotech Co. Ltd. (a)	25,630	300,040
Cheil Worldwide, Inc.	15,138	190,147
Chong Kun Dang Pharmaceutical Corp.	2,389	142,584
CJ CGV Co. Ltd. (a)	23,500	73,723
CJ CheilJedang Corp.	1,788	259,756
CJ Corp.	3,512	451,979
CJ ENM Co. Ltd. (a)	1,582	59,809
CJ Logistics Corp.	1,971	137,826
Classys, Inc.	7,582	257,647
Cosmax, Inc.	3,323	439,031
CosmoAM&T Co. Ltd. (a)	5,225	181,687
Coway Co. Ltd. (a)	14,121	684,042
CS Wind Corp.	5,047	203,251
D&D PharmaTech, Inc. (a)	11,028	510,212
Daeduck Electronics Co. Ltd.	8,563	444,473
Daejoo Electronic Materials Co. Ltd.	2,655	226,021
Daesang Corp.	4,987	65,836
Daewoo Engineering & Construction Co. Ltd. (a)	52,482	560,976
Daewoong Co. Ltd.	2,154	34,226
Daewoong Pharmaceutical Co. Ltd.	1,213	131,118
Daishin Securities Co. Ltd.	7,823	187,749
Daishin Securities Co. Ltd. Preference Shares	5,975	93,039
Daou Technology, Inc.	6,450	187,506
DB HiTek Co. Ltd.	7,593	396,474
DB Insurance Co. Ltd.	11,291	1,266,444
Delivery Hero SE (a) (e)	55,950	1,036,332
DL E&C Co. Ltd.	6,686	294,703
DL Holdings Co. Ltd. (a)	2,132	84,495
DN Automotive Corp.	2,270	58,832
Dongjin Semichem Co. Ltd.	7,712	232,796
DongKook Pharmaceutical Co. Ltd.	4,240	65,331
Dongsuh Cos., Inc.	7,745	143,267
Doosan Bobcat, Inc.	12,723	496,995
Doosan Co. Ltd.	2,242	1,628,181
Doosan Enerbility Co. Ltd. (a)	126,318	7,937,567
Doosan Fuel Cell Co. Ltd. (a)	10,534	236,445
Doosan Robotics, Inc. (a)	9,243	509,871
DoubleUGames Co. Ltd.	12,556	415,829
Duk San Neolux Co. Ltd. (a)	1,243	43,015
Ecopro BM Co. Ltd.	13,076	1,713,119
Ecopro Co. Ltd.	27,196	2,625,622
Ecopro Materials Co. Ltd.	5,502	251,075
Security Description	Shares	Value
E-MART, Inc.	5,504	$356,842
Enchem Co. Ltd. (a)	3,370	89,660
Eo Technics Co. Ltd.	1,871	494,882
ESR Kendall Square REIT Co. Ltd.	19,309	54,911
Eugene Technology Co. Ltd.	3,217	244,772
F&F Co. Ltd.	2,987	122,950
GemVax & Kael Co. Ltd. (a)	7,288	161,543
Grand Korea Leisure Co. Ltd.	3,328	25,775
Green Cross Corp.	1,262	120,720
Green Cross Holdings Corp.	5,248	46,516
GS Engineering & Construction Corp.	18,346	309,361
GS Holdings Corp.	11,346	490,380
GS Retail Co. Ltd.	5,434	80,215
Han Kuk Carbon Co. Ltd.	6,842	181,368
Hana Financial Group, Inc.	77,970	5,683,765
Hana Micron, Inc.	7,322	141,437
Hanall Biopharma Co. Ltd. (a)	12,699	482,625
Hanil Cement Co. Ltd.	5,238	56,789
Hanjin Kal Corp.	7,055	525,031
Hankook & Co. Co. Ltd.	2,676	43,982
Hankook Tire & Technology Co. Ltd.	18,375	676,398
Hanmi Pharm Co. Ltd.	1,543	550,912
Hanmi Science Co. Ltd.	6,614	166,811
Hanmi Semiconductor Co. Ltd.	11,616	2,006,994
Hanon Systems (a)	58,235	149,498
Hansol Chemical Co. Ltd.	1,959	336,010
Hanssem Co. Ltd. (a)	2,499	69,102
Hanwha Aerospace Co. Ltd.	9,287	7,919,086
Hanwha Corp.	8,951	666,728
Hanwha Engine (a)	14,560	437,141
Hanwha Investment & Securities Co. Ltd. (a)	13,008	57,923
Hanwha Life Insurance Co. Ltd. (a)	83,342	252,583
Hanwha Ocean Co. Ltd. (a)	34,043	2,802,317
Hanwha Solutions Corp. (a)	39,633	1,017,329
Hanwha Systems Co. Ltd.	22,496	1,761,452
Hanwha Vision Co. Ltd. (a)	10,647	525,442
HD Construction Equipment Co. Ltd.	8,114	691,232
HD Hyundai Co. Ltd.	12,171	2,041,197
HD Hyundai Electric Co. Ltd.	6,525	3,697,638
HD Hyundai Heavy Industries Co. Ltd.	8,669	2,776,855
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,424	2,647,709
HDC Hyundai Development Co-Engineering & Construction	6,351	87,190
HD-Hyundai Marine Engine (a)	7,708	366,857
Hite Jinro Co. Ltd.	4,760	52,948
HK inno N Corp.	3,166	105,567
HL Mando Co. Ltd.	6,581	221,918
HLB, Inc. (a)	33,408	1,103,676
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
HMM Co. Ltd.	70,833	$928,083
Hotel Shilla Co. Ltd. (a)	7,245	212,226
HPSP Co. Ltd.	9,413	265,770
HS Hyosung Advanced Materials Corp.	620	93,945
Hugel, Inc. (a)	1,296	208,865
HYBE Co. Ltd.	7,031	1,425,385
Hyosung Corp.	1,488	130,548
Hyosung Heavy Industries Corp.	1,781	3,007,346
Hyosung TNC Corp.	406	104,861
Hyundai Department Store Co. Ltd.	2,120	113,465
Hyundai Elevator Co. Ltd.	4,885	275,912
Hyundai Engineering & Construction Co. Ltd.	25,231	2,463,286
Hyundai Feed, Inc. (a) (c)	12,561	6,114
Hyundai Glovis Co. Ltd.	9,980	1,417,467
Hyundai Marine & Fire Insurance Co. Ltd. (a)	11,464	232,045
Hyundai Mobis Co. Ltd.	17,119	4,417,049
Hyundai Motor Co.	37,494	11,550,415
Hyundai Motor Co. Preference Shares (d)	9,675	1,531,666
Hyundai Motor Co. Preference Shares (d)	6,036	944,475
Hyundai Rotem Co. Ltd.	22,756	2,620,484
Hyundai Steel Co.	32,158	738,549
Hyundai Wia Corp. (a)	3,319	175,173
Iljin Electric Co. Ltd.	7,848	374,869
iM Financial Group Co. Ltd.	26,545	298,838
Industrial Bank of Korea	66,386	958,918
ISC Co. Ltd.	4,439	713,224
ISU Specialty Chemical (a)	7,025	429,527
IsuPetasys Co. Ltd.	14,234	986,367
JB Financial Group Co. Ltd.	28,335	581,426
JNTC Co. Ltd. (a)	7,289	76,985
Jusung Engineering Co. Ltd.	10,171	430,576
JYP Entertainment Corp.	7,133	294,305
Kakao Corp.	84,166	2,598,394
Kakao Games Corp. (a)	8,347	68,058
KakaoBank Corp.	44,429	723,933
Kangwon Land, Inc.	21,244	239,700
KB Financial Group, Inc.	102,089	10,022,123
KCC Corp.	1,069	353,965
KEPCO Engineering & Construction Co., Inc.	3,524	363,960
KEPCO Plant Service & Engineering Co. Ltd.	3,509	131,791
Kia Corp.	66,912	6,606,287
KIWOOM Securities Co. Ltd.	4,384	1,240,213
Koh Young Technology, Inc.	11,662	194,702
Kolmar Korea Co. Ltd.	2,978	153,540
Kolon Industries, Inc.	2,530	127,656
Korea Aerospace Industries Ltd.	20,387	2,304,663
Korea Electric Power Corp.	69,272	1,969,426
Korea Gas Corp.	8,763	205,986
Security Description	Shares	Value
Korea Investment Holdings Co. Ltd.	11,708	$1,633,415
Korean Air Lines Co. Ltd.	52,146	841,161
Korean Reinsurance Co.	41,079	333,911
Krafton, Inc.	7,593	1,298,076
KT&G Corp.	27,844	2,994,140
Kum Yang Co. Ltd. (a) (c)	8,903	28,773
Kumho Petrochemical Co. Ltd.	3,498	279,209
Kumho Tire Co., Inc. (a)	24,818	100,483
Kyung Dong Navien Co. Ltd.	1,463	61,682
L&F Co. Ltd. (a)	5,988	588,320
Lake Materials Co. Ltd.	7,818	104,345
LEENO Industrial, Inc.	15,475	1,008,451
LG Chem Ltd.	13,451	2,749,373
LG Corp.	26,223	1,482,737
LG Display Co. Ltd. (a)	71,602	525,753
LG Electronics, Inc.	28,803	2,088,214
LG Energy Solution Ltd. (a)	12,976	3,549,857
LG H&H Co. Ltd.	2,348	387,657
LG Innotek Co. Ltd.	3,277	661,002
LG Uplus Corp.	46,209	480,557
LIG Nex1 Co. Ltd.	4,308	1,777,698
LigaChem Biosciences, Inc. (a)	6,542	856,071
Lotte Chemical Corp.	4,266	231,538
Lotte Chilsung Beverage Co. Ltd.	412	31,395
Lotte Corp.	5,009	92,984
Lotte Energy Materials Corp. (a)	5,252	152,142
LOTTE Fine Chemical Co. Ltd.	2,494	80,852
LOTTE REIT Co. Ltd.	72,309	218,346
Lotte Rental Co. Ltd.	2,023	40,713
Lotte Shopping Co. Ltd.	2,741	201,276
Lotte Wellfood Co. Ltd.	1,011	75,293
LS Corp.	4,977	889,504
LS Eco Energy Ltd.	4,815	130,014
LS Electric Co. Ltd.	4,586	2,292,246
Lunit, Inc. (a)	7,175	158,710
LX International Corp.	14,247	414,605
LX Semicon Co. Ltd.	2,737	88,351
Medytox, Inc.	1,333	90,143
Meritz Financial Group, Inc. (a)	25,275	1,916,615
Mezzion Pharma Co. Ltd. (a)	6,067	353,133
Mirae Asset Securities Co. Ltd.	56,815	2,407,835
Misto Holdings Corp.	9,123	252,251
Naturecell Co. Ltd. (a)	24,587	287,593
NAVER Corp.	40,170	5,469,083
NCSoft Corp.	3,175	479,508
Netmarble Corp. (e)	5,495	180,936
Nexon Games Co. Ltd. (a)	6,243	47,895
NH Investment & Securities Co. Ltd.	36,806	748,752
NICE Information Service Co. Ltd.	10,100	106,473
NKGen Biotech Korea Co. Ltd. (a) (c)	18,462	6,087
NongShim Co. Ltd.	723	177,056
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
OCI Holdings Co. Ltd.	2,996	$374,407
OliX Pharmaceuticals, Inc. (a)	5,725	728,241
Orion Corp.	10,307	891,816
Orion Holdings Corp.	5,222	80,929
Oscotec, Inc. (a)	5,686	195,586
Otoki Corp.	406	97,301
Pan Ocean Co. Ltd.	57,731	192,610
Paradise Co. Ltd.	12,649	138,690
Park Systems Corp.	970	153,760
Pearl Abyss Corp. (a)	6,377	287,280
People & Technology, Inc.	3,700	117,463
Peptron, Inc. (a)	6,617	1,333,860
PharmaResearch Co. Ltd.	3,043	617,401
Poongsan Corp.	6,739	395,565
Posco DX Co. Ltd.	11,689	232,603
POSCO Future M Co. Ltd.	11,363	1,569,705
POSCO Holdings, Inc.	20,205	4,549,415
Posco International Corp.	12,452	581,280
PSK Holdings, Inc.	1,526	100,651
Rainbow Robotics (a)	2,812	1,010,352
Robotis Co. Ltd. (a)	4,541	754,777
S-1 Corp.	3,092	178,493
Sam Chun Dang Pharm Co. Ltd.	5,249	2,996,544
Samsung Biologics Co. Ltd. (a) (e)	3,196	3,275,470
Samsung C&T Corp.	23,658	4,146,254
Samsung E&A Co. Ltd.	41,731	1,025,061
Samsung Electro-Mechanics Co. Ltd.	16,695	4,783,267
Samsung Electronics Co. Ltd.	1,289,839	150,861,238
Samsung Electronics Co. Ltd. Preference Shares	222,175	17,934,748
Samsung Fire & Marine Insurance Co. Ltd.	8,150	2,441,181
Samsung Heavy Industries Co. Ltd. (a)	187,809	3,147,132
Samsung Life Insurance Co. Ltd.	21,187	3,054,907
Samsung SDI Co. Ltd. (a)	16,931	4,691,329
Samsung SDS Co. Ltd.	11,326	1,147,529
Samsung Securities Co. Ltd.	14,135	893,498
Samyang Foods Co. Ltd.	1,464	1,186,839
Sanil Electric Co. Ltd.	4,288	395,739
SD Biosensor, Inc.	6,738	34,677
SeAH Besteel Holdings Corp.	1,754	77,453
Sebang Global Battery Co. Ltd.	1,623	64,752
Seegene, Inc.	5,723	83,824
Seojin System Co. Ltd. (a)	5,942	171,413
SFA Engineering Corp.	4,891	85,545
SHIFT UP Corp. (a)	5,092	108,047
Shinhan Financial Group Co. Ltd.	123,093	7,336,510
Shinsegae, Inc.	1,389	285,641
Shinsung Delta Tech Co. Ltd.	3,443	126,712
Silicon2 Co. Ltd.	10,431	269,383
SK Biopharmaceuticals Co. Ltd. (a)	8,337	525,209
SK Bioscience Co. Ltd. (a)	6,365	180,532
Security Description	Shares	Value
SK Chemicals Co. Ltd.	1,680	$58,919
SK Discovery Co. Ltd.	2,244	77,678
SK Gas Ltd.	498	86,452
SK Hynix, Inc.	149,131	84,611,674
SK IE Technology Co. Ltd. (a) (e)	6,160	89,271
SK Innovation Co. Ltd.	17,196	1,261,954
SK Networks Co. Ltd.	38,191	125,414
SK oceanplant Co. Ltd. (a)	5,577	99,765
SK REITs Co. Ltd.	61,379	249,259
SK Square Co. Ltd. (a)	25,104	8,265,554
SK Telecom Co. Ltd.	14,291	739,420
SK, Inc.	9,648	1,983,567
SKC Co. Ltd. (a)	4,369	272,878
SL Corp.	1,756	66,910
SM Entertainment Co. Ltd.	2,962	177,529
SNT Motiv Co. Ltd.	1,876	40,713
S-Oil Corp. (a)	10,391	712,522
Soop Co. Ltd.	1,389	54,744
Soulbrain Co. Ltd.	779	192,786
ST Pharm Co. Ltd.	2,098	205,040
Studio Dragon Corp. (a)	2,238	53,427
Taesung Co. Ltd. (a)	8,517	297,027
Taihan Cable & Solution Co. Ltd. (a)	30,467	561,338
TechWing, Inc.	9,109	282,717
TKG Huchems Co. Ltd.	1,984	23,277
Tokai Carbon Korea Co. Ltd.	1,212	189,725
Voronoi, Inc. (a)	3,210	672,104
Wemade Co. Ltd.	4,152	57,576
WONIK IPS Co. Ltd.	5,486	408,189
Woori Financial Group, Inc.	185,079	4,057,275
YC Corp. (a)	6,775	77,799
YG Entertainment, Inc.	2,609	92,886
Youngone Corp.	4,506	240,126
Youngone Holdings Co. Ltd.	1,025	153,293
Yuhan Corp.	14,955	956,038
		523,785,262
SPAIN — 2.0%
Acciona SA	6,517	1,708,313
ACS Actividades de Construccion y Servicios SA	50,695	6,163,001
Aena SME SA (e)	201,544	5,926,228
Almirall SA	18,105	256,136
Amadeus IT Group SA	123,339	7,030,341
AmRest Holdings SE (b)	15,970	49,469
Atalaya Mining Copper SA	22,612	214,441
Atresmedia Corp. de Medios de Comunicacion SA (b)	20,752	115,307
Banco Bilbao Vizcaya Argentaria SA	1,558,378	33,553,971
Banco de Sabadell SA	1,416,179	5,057,146
Banco Santander SA	4,000,961	44,712,001
Bankinter SA (b)	190,879	3,013,475
Befesa SA (e)	8,540	291,342
CaixaBank SA	1,052,538	12,577,615
Cellnex Telecom SA (a) (e)	132,194	4,237,239
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
CIE Automotive SA	16,160	$507,152
Colonial SFL Socimi SA REIT	83,032	490,406
Construcciones y Auxiliar de Ferrocarriles SA	4,991	337,847
Distribuidora Internacional de Alimentacion SA (a)	3,493	163,028
EDP Renovaveis SA (b)	86,668	1,384,716
eDreams ODIGEO SA (a) (b)	18,564	66,119
Elecnor SA	11,036	430,677
Enagas SA	62,416	1,232,635
Ence Energia y Celulosa SA (a) (b)	35,434	94,044
Endesa SA	88,170	3,665,348
Fluidra SA	28,166	651,279
Gestamp Automocion SA (b) (e)	33,976	116,320
Grenergy Renovables SA (a)	3,490	463,025
Grifols SA (b)	84,428	880,498
HBX Group International PLC (a)	21,516	160,224
Iberdrola SA	1,703,946	38,887,197
Indra Sistemas SA (b)	24,394	1,359,085
Industria de Diseno Textil SA	290,737	16,870,005
Laboratorios Farmaceuticos Rovi SA	4,490	423,628
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	144,058	195,814
Logista Integral SA	14,361	535,741
Mapfre SA	200,000	888,484
Melia Hotels International SA	7,919	88,112
Merlin Properties Socimi SA REIT	104,457	1,696,474
Naturgy Energy Group SA (b)	50,000	1,492,099
Neinor Homes SA (e)	7,187	138,324
Pharma Mar SA (a)	3,618	368,927
Prosegur Cash SA (b) (e)	40,918	29,607
Prosegur Cia de Seguridad SA	36,069	107,429
Redeia Corp. SA	114,901	1,941,459
Repsol SA	316,360	8,876,926
Sacyr SA	149,978	734,903
Solaria Energia y Medio Ambiente SA (a)	16,480	455,286
Tecnicas Reunidas SA (a)	12,804	456,548
Telefonica SA (b)	1,038,278	4,528,668
Unicaja Banco SA (e)	271,526	803,275
Vidrala SA	6,601	590,188
Viscofan SA	10,877	755,014
		217,772,536
SWEDEN — 2.1%
AAK AB (b)	48,346	1,237,250
AcadeMedia AB (e)	15,147	159,941
AddLife AB Class B	31,354	464,685
Addnode Group AB	27,720	193,858
AddTech AB Class B	73,859	2,518,609
AFRY AB (b)	23,673	319,752
Alfa Laval AB	82,213	4,468,909
Alimak Group AB (e)	25,204	286,130
Alleima AB (b)	50,067	394,834
Security Description	Shares	Value
Ambea AB (e)	21,209	$298,321
Apotea AB (a) (b)	16,265	108,490
AQ Group AB (b)	19,140	377,424
Arjo AB Class B (b)	74,541	197,088
Asker Healthcare Group AB (a) (b)	59,388	436,795
Asmodee Group AB Class B (a)	44,693	498,901
Assa Abloy AB Class B	271,933	9,768,299
Atea ASA	21,003	305,485
Atlas Copco AB Class A	756,695	13,269,720
Atlas Copco AB Class B	384,709	5,976,246
Atrium Ljungberg AB Class B (b)	64,970	199,215
Attendo AB (e)	27,548	294,829
Avanza Bank Holding AB (b)	33,471	1,284,342
Axfood AB (b)	28,850	974,260
Beijer Ref AB Class B (b)	109,372	1,506,751
Betsson AB Class B (b)	31,044	329,334
Bilia AB Class A	14,418	189,196
Billerud Aktiebolag	68,390	526,855
BioArctic AB (a) (b) (e)	12,556	425,391
BioGaia AB Class B (b)	31,050	391,499
Boliden AB (a)	80,590	4,198,244
BoneSupport Holding AB (a) (b) (e)	15,103	314,038
Boozt AB (a) (b) (e)	10,974	108,170
Bravida Holding AB (b) (e)	49,701	513,379
Bufab AB (b)	34,915	383,227
Bure Equity AB (b)	13,517	313,454
Camurus AB (a)	10,875	539,896
Castellum AB (b)	103,521	1,189,925
Catena AB	10,928	506,501
Cibus Nordic Real Estate AB publ (b)	15,201	226,669
Clas Ohlson AB Class B	10,296	404,295
Cloetta AB Class B	48,673	271,051
Coffee Stain Group AB Class B (a)	37,452	67,401
Corem Property Group AB Class B (b)	130,068	45,548
Creades AB Class A (b)	14,930	106,556
Dios Fastigheter AB	40,777	270,154
Dometic Group AB (e)	89,524	246,109
Dynavox Group AB (a) (b)	29,794	276,954
Electrolux AB Class B (a) (b)	58,515	369,103
Electrolux Professional AB Class B	57,720	309,511
Elekta AB Class B	98,077	576,485
Embracer Group AB (a)	37,452	191,852
Engcon AB (b)	12,692	86,600
Epiroc AB Class A	184,656	4,517,206
Epiroc AB Class B	110,811	2,358,893
EQT AB (b)	139,214	4,292,462
Essity AB Class B (b)	157,487	4,033,488
Evolution AB (e)	37,239	2,325,770
Fabege AB (b)	61,293	487,384
Fastighets AB Balder Class B (a) (b)	205,938	1,198,553
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
FastPartner AB Class A	13,270	$59,550
Getinge AB Class B	60,864	1,220,965
Granges AB	35,420	549,914
H & M Hennes & Mauritz AB Class B (b)	138,288	2,571,022
Hacksaw AB (a) (b)	16,305	101,822
Hemnet Group AB (b)	23,456	265,702
Hexagon AB Class B (b)	584,885	5,656,557
Hexpol AB	70,177	531,973
HMS Networks AB (a) (b)	8,703	388,565
Hoist Finance AB (e)	9,870	153,922
Holmen AB Class B (b)	19,373	690,368
Hufvudstaden AB Class A	25,389	319,554
Husqvarna AB Class B	84,931	334,230
Industrivarden AB Class A	32,340	1,600,654
Industrivarden AB Class C (b)	41,769	2,057,482
Indutrade AB (b)	77,642	1,769,104
Instalco AB	81,719	267,300
Intea Fastigheter AB (b)	32,225	236,962
Intrum AB (a)	25,940	98,761
Investment AB Latour Class B	39,397	843,979
Investor AB Class B	483,919	18,213,623
INVISIO AB (b)	9,060	248,878
Inwido AB (b)	14,516	228,219
JM AB (b)	17,171	217,370
Kinnevik AB Class B (a) (b)	64,717	345,837
L E Lundbergforetagen AB Class B (b)	21,295	1,203,127
Lagercrantz Group AB Class B	40,000	849,142
Lifco AB Class B	63,585	1,911,564
Lindab International AB (b)	17,669	286,886
Logistea AB Class B	82,573	113,203
Loomis AB	18,794	853,144
Medcap AB (a)	2,000	98,639
Medicover AB Class B (b)	15,499	306,197
Mildef Group AB (b)	13,758	199,880
MIPS AB (b)	6,305	153,743
Modern Times Group MTG AB Class B (a)	30,302	294,036
Munters Group AB (b) (e)	34,357	615,829
Mycronic AB	42,182	985,099
NCAB Group AB (a)	38,365	225,327
NCC AB Class B	21,013	459,778
New Wave Group AB Class B (b)	23,414	239,729
Nibe Industrier AB Class B	411,197	1,707,411
Nolato AB Class B	43,985	222,472
Nordnet AB publ	36,812	1,191,255
Norion Bank AB (a)	14,275	84,819
NP3 Fastigheter AB (b)	8,148	209,554
Nyfosa AB	39,890	274,952
Pandox AB	28,642	539,391
Paradox Interactive AB (b)	7,501	97,483
Peab AB Class B	38,686	392,962
Platzer Fastigheter Holding AB Class B	16,801	119,047
Plejd AB (a) (b)	2,000	156,830
Security Description	Shares	Value
Ratos AB Class B	78,288	$267,887
RaySearch Laboratories AB (b)	8,022	162,796
Rusta AB	11,872	117,062
Saab AB Class B (b)	91,016	5,919,706
Sagax AB Class B	58,070	1,064,833
Samhallsbyggnadsbolaget i Norden AB (a) (b)	170,381	67,181
Sandvik AB	300,369	11,474,495
Scandic Hotels Group AB (b) (e)	37,033	331,892
Sdiptech AB Class B (a)	6,902	146,757
Sectra AB Class B	36,125	863,769
Securitas AB Class B	135,912	2,262,002
Skandinaviska Enskilda Banken AB Class A (b)	412,663	7,577,849
Skanska AB Class B (b)	96,697	2,599,203
SKF AB Class B	96,934	2,322,065
SkiStar AB	10,880	187,542
SSAB AB Class A	51,377	402,852
SSAB AB Class B	176,691	1,384,158
Storskogen Group AB Class B	326,603	303,983
Storytel AB (b)	24,662	219,470
Svenska Cellulosa AB SCA Class B (b)	172,622	1,988,919
Svenska Handelsbanken AB Class A (b)	393,729	5,158,338
Svolder AB Class B (b)	24,332	122,950
Sweco AB Class B	61,357	864,327
Swedbank AB Class A	239,174	8,100,887
Swedish Orphan Biovitrum AB (a)	55,637	2,317,183
Synsam AB	29,780	215,430
Tele2 AB Class B	155,556	3,199,473
Telefonaktiebolaget LM Ericsson Class B (b)	770,568	8,729,696
Telia Co. AB	670,388	3,413,091
TF Bank AB (b)	7,290	127,364
Thule Group AB (e)	28,133	610,433
Trelleborg AB Class B	56,689	2,106,876
Troax Group AB (b)	8,337	84,948
Truecaller AB Class B (b)	86,310	100,498
VBG Group AB Class B (b)	4,204	155,098
Vimian Group AB (a) (b)	58,507	171,966
Vitec Software Group AB Class B (b)	9,071	229,267
Vitrolife AB	17,730	177,257
Volvo AB Class B (b)	429,700	14,039,844
Wallenstam AB Class B (b)	93,866	404,079
Wihlborgs Fastigheter AB	73,622	665,023
Xvivo Perfusion AB (a) (b)	5,791	141,930
Yubico AB (a)	10,248	37,863
		221,733,341
SWITZERLAND — 2.8%
ABB Ltd.	422,371	34,173,295
Accelleron Industries AG	26,869	2,416,648
Adecco Group AG (b)	45,441	1,087,582
Allreal Holding AG	3,974	1,115,514
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
ALSO Holding AG (b)	1,574	$276,220
Aryzta AG (a) (b)	6,243	488,947
Autoneum Holding AG (b)	788	113,696
Avolta AG	24,365	1,453,654
Bachem Holding AG (b)	8,980	737,349
Banque Cantonale Vaudoise (b)	8,015	1,297,193
Barry Callebaut AG (b)	949	1,660,703
Basilea Pharmaceutica Ag Allschwil (a)	3,312	225,289
Belimo Holding AG	2,798	2,261,221
BKW AG	5,575	1,093,762
Bossard Holding AG Class A (b)	1,440	261,588
Bucher Industries AG (b)	1,773	777,652
Burckhardt Compression Holding AG	814	484,801
Burkhalter Holding AG	2,105	422,153
Bystronic AG (b)	386	100,892
Cembra Money Bank AG (b)	7,983	982,809
Chocoladefabriken Lindt & Spruengli AG (d)	263	3,674,887
Chocoladefabriken Lindt & Spruengli AG (d)	30	4,272,841
Cicor Technologies Ltd. (a) (b)	727	107,515
Cie Financiere Richemont SA Class A	146,071	25,664,391
Clariant AG	54,858	535,565
Comet Holding AG (b)	2,088	662,609
Daetwyler Holding AG Class BR, Bearer Shares	2,140	384,273
DKSH Holding AG (b)	9,519	697,030
dormakaba Holding AG	8,340	533,537
Dottikon Es Holding AG (a) (b)	926	401,181
DSM-Firmenich AG	45,919	3,273,940
EFG International AG	21,977	464,224
Emmi AG (b)	566	602,132
EMS-Chemie Holding AG (b)	1,986	1,553,894
Flughafen Zurich AG	5,674	1,768,000
Forbo Holding AG (b)	255	236,914
Galderma Group AG	41,795	8,173,747
Galenica AG (e)	13,490	1,528,259
Geberit AG	9,119	6,125,338
Georg Fischer AG (b)	22,154	1,137,288
Givaudan SA	2,572	8,654,468
Helvetia Baloise Holding AG	22,360	5,758,548
Hiag Immobilien Holding AG	1,202	203,005
Huber & Suhner AG	4,077	906,192
Implenia AG (a)	3,239	253,955
Inficon Holding AG (b)	4,550	573,023
International Workplace Group PLC	185,466	428,890
Interroll Holding AG	193	355,355
Intershop Holding AG	1,410	296,768
Julius Baer Group Ltd.	58,311	4,267,924
Kardex Holding AG	1,645	492,505
Kuehne & Nagel International AG (b)	12,916	2,943,290
Kuros Biosciences AG (a) (b)	6,332	177,986
Security Description	Shares	Value
Landis & Gyr Group AG	6,505	$415,327
Logitech International SA	43,052	3,978,350
Lonza Group AG	18,975	12,112,973
Medacta Group SA (e)	1,848	347,526
Mobilezone Holding AG	8,564	164,709
Mobimo Holding AG	1,932	912,444
OC Oerlikon Corp. AG Pfaeffikon (b)	40,233	159,108
Partners Group Holding AG (b)	6,164	6,611,149
PSP Swiss Property AG	13,042	2,576,760
R&S Group Holding AG (b)	8,438	217,375
Sandoz Group AG	117,755	9,180,855
Schindler Holding AG (d)	9,982	3,271,835
Schindler Holding AG (d)	5,589	1,751,616
Sensirion Holding AG (a) (e)	2,062	155,544
SFS Group AG	4,658	693,710
SGS SA	46,895	4,917,923
Siegfried Holding AG (b)	10,810	1,020,409
SIG Group AG	82,508	1,230,743
Sika AG	42,948	7,073,732
SKAN Group AG (b)	3,808	204,020
Sonova Holding AG	14,408	3,269,069
Stadler Rail AG (b)	14,559	372,252
Straumann Holding AG (b)	31,094	3,237,160
Sulzer AG (b)	5,014	1,045,996
Sunrise Communications AG Class A	17,880	1,060,422
Swatch Group AG Class BR, Bearer Shares (b)	8,196	1,800,466
Swiss Life Holding AG	7,759	8,409,662
Swiss Prime Site AG	22,558	3,800,703
Swisscom AG	7,260	6,062,375
Swissquote Group Holding SA	3,051	1,508,100
Tecan Group AG (b)	3,593	608,564
Temenos AG	15,024	1,310,325
TORM PLC Class A	18,660	528,404
TX Group AG (b)	797	132,138
UBS Group AG	864,957	33,561,815
Valiant Holding AG	4,180	925,414
VAT Group AG (e)	7,643	4,744,580
Vetropack Holding AG (b)	3,464	99,217
Vontobel Holding AG	7,507	646,845
Ypsomed Holding AG (b)	1,084	378,146
Zehnder Group AG	3,018	253,045
Zurich Insurance Group AG	38,715	27,229,962
		296,521,210
TAIWAN — 7.0%
Ability Opto-Electronics Technology Co. Ltd.	39,000	114,771
AcBel Polytech, Inc.	176,775	263,224
Accton Technology Corp.	142,000	7,005,873
Acer, Inc. (b)	804,000	696,367
Acter Group Corp. Ltd. (b)	33,000	735,895
ADATA Technology Co. Ltd.	72,839	808,142
Advanced Echem Materials Co. Ltd. (b)	24,000	602,413
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Advanced Energy Solution Holding Co. Ltd.	10,000	$323,662
Advanced Wireless Semiconductor Co.	33,000	126,181
Advantech Co. Ltd. (b)	129,855	1,331,530
Airoha Technology Corp.	9,000	133,571
Alchip Technologies Ltd. (b)	21,000	1,712,585
All Ring Tech Co. Ltd. (b)	33,000	866,989
Allied Supreme Corp. (a)	6,000	42,286
Allis Electric Co. Ltd.	42,645	138,689
Ambassador Hotel	38,000	50,277
AP Memory Technology Corp.	30,000	436,528
Apex Dynamics, Inc. (b)	10,000	201,609
Arcadyan Technology Corp.	36,487	176,922
Ardentec Corp.	109,000	546,156
ASE Technology Holding Co. Ltd.	943,325	10,382,384
Asia Cement Corp.	653,000	713,990
Asia Optical Co., Inc. (b)	92,000	362,792
Asia Vital Components Co. Ltd.	90,502	5,977,607
ASMedia Technology, Inc. (b)	13,000	449,896
ASPEED Technology, Inc.	8,400	2,895,435
ASROCK, Inc.	12,000	78,367
Asustek Computer, Inc. (b)	197,000	3,459,972
AUO Corp. (b)	2,045,800	953,325
AURAS Technology Co. Ltd.	20,000	575,615
BES Engineering Corp. (a)	312,989	131,062
Bizlink Holding, Inc.	47,242	2,712,708
Bora Pharmaceuticals Co. Ltd. (b)	15,707	220,818
Brighton-Best International Taiwan, Inc.	68,000	71,999
C Sun Manufacturing Ltd.	41,000	543,457
Caliway Biopharmaceuticals Co. Ltd. (a)	280,000	783,948
Capital Securities Corp.	343,000	299,294
Catcher Technology Co. Ltd. (b)	170,000	1,006,644
Cathay Financial Holding Co. Ltd. (b)	2,596,606	5,805,582
Cathay Real Estate Development Co. Ltd.	120,000	86,027
Center Laboratories, Inc.	100,437	129,282
Central Reinsurance Co. Ltd.	73,000	70,633
Century Iron & Steel Industrial Co. Ltd. (b)	51,000	182,716
Chailease Holding Co. Ltd.	433,145	1,501,035
Chang Hwa Commercial Bank Ltd.	2,235,500	1,436,287
Chang Wah Electromaterials, Inc.	39,000	53,049
Chang Wah Technology Co. Ltd.	155,000	234,469
Charoen Pokphand Enterprise	38,500	162,574
Chenbro Micom Co. Ltd.	21,000	588,195
Cheng Loong Corp.	555,000	339,037
Cheng Shin Rubber Industry Co. Ltd.	505,000	496,358
Security Description	Shares	Value
Cheng Uei Precision Industry Co. Ltd.	59,000	$64,475
Chenming Electronic Technology Corp. (b)	26,000	81,998
Chicony Electronics Co. Ltd.	181,491	692,083
Chicony Power Technology Co. Ltd. (b)	27,000	61,819
Chief Telecom, Inc.	11,000	122,031
China Airlines Ltd.	1,001,000	567,589
China Bills Finance Corp.	288,000	151,342
China Motor Corp.	83,000	145,592
China Petrochemical Development Corp. (a) (b)	734,221	186,713
China Steel Chemical Corp.	35,000	95,637
China Steel Corp. (b)	3,341,000	1,997,137
Chipbond Technology Corp.	142,000	318,932
ChipMOS Technologies, Inc.	103,000	180,103
Chong Hong Construction Co. Ltd.	42,583	105,114
Chroma ATE, Inc.	106,000	5,086,347
Chung Hung Steel Corp. (a)	220,000	125,548
Chung-Hsin Electric & Machinery Manufacturing Corp.	107,000	486,033
Chunghwa Precision Test Tech Co. Ltd.	7,000	707,558
Chunghwa Telecom Co. Ltd.	1,051,000	4,381,421
Cleanaway Co. Ltd. (b)	140,000	129,670
Clevo Co.	89,000	105,341
Compal Electronics, Inc. (b)	1,153,000	1,002,964
Compeq Manufacturing Co. Ltd.	287,000	2,305,642
Continental Holdings Corp.	110,000	76,250
Coretronic Corp.	42,000	99,643
CSBC Corp. Taiwan (a)	161,954	105,625
CTBC Financial Holding Co. Ltd.	4,705,009	7,646,191
CTCI Corp.	130,922	146,965
CyberPower Systems, Inc.	8,000	43,192
Da-Li Development Co. Ltd.	60,475	89,613
Daxin Materials Corp.	16,000	169,934
Delpha Construction Co. Ltd.	76,000	58,650
Delta Electronics, Inc.	536,630	24,196,832
Depo Auto Parts Ind Co. Ltd.	33,000	139,055
Dynapack International Technology Corp. (b)	21,000	235,833
E Ink Holdings, Inc.	244,000	1,064,326
E.Sun Financial Holding Co. Ltd.	4,182,292	4,153,512
Eclat Textile Co. Ltd.	51,182	535,728
ECOVE Environment Corp.	25,000	226,532
EirGenix, Inc. (a)	73,000	126,956
Elan Microelectronics Corp. (b)	86,000	335,141
Elite Advanced Laser Corp. (b)	32,000	255,448
Elite Material Co. Ltd.	83,000	7,083,755
Elite Semiconductor Microelectronics Technology, Inc.	103,000	510,480
eMemory Technology, Inc.	17,000	1,447,482
Ennoconn Corp.	29,233	253,600
Ennostar, Inc.	141,000	207,772
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Eternal Materials Co. Ltd.	186,000	$343,995
Eva Airways Corp.	800,121	862,084
Evergreen Aviation Technologies Corp. (b)	39,000	181,540
Evergreen International Storage & Transport Corp.	29,500	47,343
Evergreen Marine Corp. Taiwan Ltd.	290,673	1,833,551
EVERGREEN Steel Corp.	38,000	116,962
Everlight Electronics Co. Ltd.	90,000	190,176
Far Eastern Department Stores Ltd.	162,000	116,248
Far Eastern International Bank	601,100	236,444
Far Eastern New Century Corp.	749,620	623,817
Far EasTone Telecommunications Co. Ltd.	491,000	1,418,196
Faraday Technology Corp. (b)	53,738	244,049
Farglory Land Development Co. Ltd.	76,000	169,537
Feng Hsin Steel Co. Ltd.	99,000	190,134
Feng TAY Enterprise Co. Ltd.	130,067	332,078
First Financial Holding Co. Ltd.	3,310,387	2,949,482
Fitipower Integrated Technology, Inc.	17,544	84,850
FLEXium Interconnect, Inc. (a)	66,000	121,411
Formosa Chemicals & Fibre Corp.	1,069,000	1,526,195
Formosa International Hotels Corp.	16,000	92,226
Formosa Plastics Corp. (b)	1,172,000	1,704,959
Formosa Sumco Technology Corp. (b)	21,000	89,036
Formosa Taffeta Co. Ltd.	154,000	80,683
Fortune Electric Co. Ltd.	43,560	1,113,159
Fositek Corp.	12,000	695,547
Foxconn Technology Co. Ltd. (b)	237,180	385,816
Foxsemicon Integrated Technology, Inc. (b)	19,000	179,387
Fubon Financial Holding Co. Ltd.	2,263,352	6,196,421
Fulgent Sun International Holding Co. Ltd. (b)	34,300	84,737
Fusheng Precision Co. Ltd.	24,000	195,692
G Shank Enterprise Co. Ltd.	42,000	110,036
Genius Electronic Optical Co. Ltd. (b)	19,396	271,374
Getac Holdings Corp. (b)	105,000	323,415
Giant Manufacturing Co. Ltd.	69,994	159,303
Gigabyte Technology Co. Ltd. (b)	144,000	1,031,650
Global Brands Manufacture Ltd.	75,046	215,840
Global Mixed Mode Technology, Inc.	16,000	115,443
Global Unichip Corp.	24,000	1,700,134
Globalwafers Co. Ltd. (b)	75,000	1,023,036
Gloria Material Technology Corp.	174,000	174,263
Gold Circuit Electronics Ltd.	87,100	2,456,036
Goldsun Building Materials Co. Ltd.	181,715	205,133
Security Description	Shares	Value
Grand Process Technology Corp.	4,000	$359,976
Grape King Bio Ltd.	29,000	110,581
Great Wall Enterprise Co. Ltd.	159,688	272,348
Greatek Electronics, Inc.	75,000	205,082
Gudeng Precision Industrial Co. Ltd.	11,934	146,331
Hannstar Board Corp.	30,360	78,529
HannStar Display Corp. (a) (b)	471,000	119,873
HD Renewable Energy Co. Ltd. (b)	19,415	51,187
Highwealth Construction Corp. (b)	327,391	360,046
Hiwin Technologies Corp.	72,034	532,226
Hon Hai Precision Industry Co. Ltd.	3,446,320	21,066,540
Hon Precision, Inc.	10,000	1,106,462
Hota Industrial Manufacturing Co. Ltd.	33,841	53,742
Hotai Finance Co. Ltd.	58,080	113,322
Hotai Motor Co. Ltd.	86,260	1,324,555
HTC Corp. (a) (b)	166,000	210,423
HUA ENG Wire & Cable Co. Ltd.	175,000	175,403
Hua Nan Financial Holdings Co. Ltd.	2,454,757	2,573,390
Huaku Development Co. Ltd.	60,060	227,962
Hwang Chang General Contractor Co. Ltd. (b)	66,307	122,332
IBF Financial Holdings Co. Ltd.	720,218	339,046
I-Chiun Precision Industry Co. Ltd. (b)	69,000	297,007
Innodisk Corp.	26,746	735,159
Innolux Corp. (b)	2,204,168	1,691,615
International Games System Co. Ltd. (b)	72,000	1,719,863
Inventec Corp. (b)	732,000	938,155
ITE Technology, Inc.	33,000	120,718
ITEQ Corp.	36,188	174,400
ITH Corp. (b)	167,000	174,313
Jentech Precision Industrial Co. Ltd. (b)	22,999	2,891,864
Johnson Health Tech Co. Ltd.	38,000	147,353
JPC connectivity, Inc.	17,000	87,532
JSL Construction & Development Co. Ltd. (b)	42,294	64,280
Kaori Heat Treatment Co. Ltd.	28,000	783,968
Kenda Rubber Industrial Co. Ltd.	123,901	71,170
Kenmec Mechanical Engineering Co. Ltd.	39,220	67,164
KGI Financial Holding Co. Ltd.	4,566,117	2,804,859
Kindom Development Co. Ltd.	83,930	84,684
King Slide Works Co. Ltd.	16,000	1,657,841
King Yuan Electronics Co. Ltd.	301,000	2,574,810
Kinik Co. (b)	21,000	291,113
Kinpo Electronics	293,000	203,606
Kinsus Interconnect Technology Corp.	68,008	700,351
L&K Engineering Co. Ltd.	54,315	930,005
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Lai Yih Footwear Co. Ltd. (b)	17,000	$87,240
LandMark Optoelectronics Corp. (b)	24,292	1,275,323
Largan Precision Co. Ltd. (b)	28,000	1,920,613
Lian HWA Food Corp.	26,620	77,886
Lien Hwa Industrial Holdings Corp.	226,259	321,229
Lite-On Technology Corp.	575,419	2,633,250
Lotes Co. Ltd. (b)	23,337	1,557,445
Lotus Pharmaceutical Co. Ltd.	49,000	323,700
Lumosa Therapeutics Co. Ltd. (a)	24,465	111,374
LuxNet Corp. (b)	31,541	357,849
M31 Technology Corp.	4,800	73,748
Machvision, Inc. (b)	22,467	553,996
Macronix International Co. Ltd. (a)	499,000	1,928,760
Makalot Industrial Co. Ltd. (b)	53,118	386,265
Marketech International Corp.	35,000	310,211
MediaTek, Inc.	418,000	20,049,427
Mega Financial Holding Co. Ltd.	3,252,019	3,946,778
Mercuries Life Insurance Co. Ltd. (a)	743,186	177,602
Merida Industry Co. Ltd.	53,000	109,402
Merry Electronics Co. Ltd.	65,071	173,393
Micro-Star International Co. Ltd.	245,000	665,455
Mitac Holdings Corp. (b)	263,076	629,866
momo.com, Inc. (b)	18,900	106,294
MPI Corp.	22,000	2,592,074
Nan Kang Rubber Tire Co. Ltd.	58,965	65,513
Nan Pao Resins Chemical Co. Ltd.	27,000	265,904
Nan Ya Plastics Corp. (b)	1,496,000	3,576,450
Nan Ya Printed Circuit Board Corp. (b)	50,000	862,312
Nanya Technology Corp. (a)	351,000	2,339,602
Nien Made Enterprise Co. Ltd.	44,000	461,551
Novatek Microelectronics Corp. (b)	164,000	1,979,774
Nuvoton Technology Corp. (b)	44,000	127,085
O-Bank Co. Ltd.	312,000	98,349
Oneness Biotech Co. Ltd. (a)	75,334	125,578
Orient Semiconductor Electronics Ltd.	121,000	197,148
Pan Jit International, Inc.	62,000	172,799
Pan-International Industrial Corp. (b)	108,000	150,022
Parade Technologies Ltd. (b)	18,000	275,938
Pegatron Corp.	535,000	1,297,129
Pegavision Corp.	13,257	116,483
PharmaEssentia Corp.	81,009	1,553,618
Phison Electronics Corp.	48,000	2,387,254
Phoenix Silicon International Corp.	34,000	200,936
Pixart Imaging, Inc. (b)	30,000	172,313
Polaris Group (a)	108,727	66,217
Pou Chen Corp.	543,000	487,460
Security Description	Shares	Value
Powerchip Semiconductor Manufacturing Corp. (a) (b)	886,000	$1,575,677
Powertech Technology, Inc.	193,000	1,181,601
Poya International Co. Ltd.	12,580	195,391
President Chain Store Corp.	162,000	1,140,966
President Securities Corp.	184,052	187,032
Primax Electronics Ltd.	132,000	293,563
Qisda Corp.	279,620	204,079
Quanta Computer, Inc. (b)	762,000	6,857,205
Quanta Storage, Inc. (b)	61,000	171,244
Radiant Opto-Electronics Corp.	115,000	332,681
Raydium Semiconductor Corp.	14,000	97,205
Realtek Semiconductor Corp.	138,000	2,098,823
Ruentex Development Co. Ltd.	368,416	290,161
Ruentex Engineering & Construction Co.	18,480	87,464
Ruentex Industries Ltd. (b)	136,295	202,271
Run Long Construction Co. Ltd.	103,712	99,933
Sakura Development Co. Ltd.	122,631	185,569
Sanyang Motor Co. Ltd.	154,000	282,274
Scientech Corp.	18,000	265,731
Sercomm Corp. (a)	63,000	151,641
Shanghai Commercial & Savings Bank Ltd.	1,170,492	1,434,742
Shihlin Electric & Engineering Corp.	54,000	309,131
Shin Zu Shing Co. Ltd. (b)	34,820	216,865
Shinkong Insurance Co. Ltd.	53,000	195,596
Shinkong Synthetic Fibers Corp.	294,000	144,521
Shiny Chemical Industrial Co. Ltd.	33,300	144,053
ShunSin Technology Holding Ltd.	10,000	98,391
Sigurd Microelectronics Corp.	99,078	477,503
Silicon Integrated Systems Corp. (b)	74,750	111,665
Simplo Technology Co. Ltd.	47,000	494,637
Sinbon Electronics Co. Ltd.	65,000	520,725
Sincere Navigation Corp.	89,000	117,817
Sino-American Silicon Products, Inc.	150,000	521,197
Sinon Corp.	67,000	93,183
SinoPac Financial Holdings Co. Ltd.	3,357,620	3,259,938
Sitronix Technology Corp.	24,000	146,926
Solar Applied Materials Technology Corp.	100,205	287,765
Solomon Technology Corp. (b)	29,000	100,855
Sporton International, Inc.	20,527	123,415
Sports Gear Co. Ltd. (b)	25,000	69,992
Standard Foods Corp.	51,417	49,803
Starlux Airlines Co. Ltd. (a) (b)	510,000	335,308
Sunonwealth Electric Machine Industry Co. Ltd. (b)	56,006	222,203
Supreme Electronics Co. Ltd. (b)	151,473	362,853
Synmosa Biopharma Corp.	6,934	6,742
Synnex Technology International Corp.	386,550	931,026
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Systex Corp.	72,000	$240,521
TA Chen Stainless Pipe (b)	557,199	651,147
Ta Ya Electric Wire & Cable	208,083	210,593
Taichung Commercial Bank Co. Ltd.	1,103,518	714,439
TaiMed Biologics, Inc. (a)	49,971	81,984
Tainan Spinning Co. Ltd.	262,000	105,000
Taiwan Acceptance Corp.	69,476	168,814
Taiwan Business Bank	2,202,540	1,045,070
Taiwan Cogeneration Corp.	231,124	315,048
Taiwan Cooperative Financial Holding Co. Ltd.	3,108,309	2,299,623
Taiwan Fertilizer Co. Ltd.	146,000	208,978
Taiwan Glass Industry Corp. (a) (b)	164,000	280,134
Taiwan High Speed Rail Corp.	514,000	425,825
Taiwan Hon Chuan Enterprise Co. Ltd.	103,246	378,571
Taiwan Mobile Co. Ltd.	489,000	1,671,939
Taiwan Paiho Ltd.	81,000	119,145
Taiwan Sakura Corp.	67,000	185,275
Taiwan Secom Co. Ltd.	50,000	179,143
Taiwan Semiconductor Manufacturing Co. Ltd.	6,695,000	387,202,144
Taiwan Shin Kong Security Co. Ltd.	33,000	42,063
Taiwan Speciality Chemicals Corp.	31,000	276,478
Taiwan Surface Mounting Technology Corp.	62,000	182,930
Taiwan Union Technology Corp.	55,000	1,026,696
Tatung Co. Ltd. (b)	363,850	363,940
TCC Group Holdings Co. Ltd.	1,820,590	1,326,097
Teco Electric & Machinery Co. Ltd. (b)	342,000	671,612
Test Research, Inc.	44,000	364,120
Thinking Electronic Industrial Co. Ltd.	26,000	125,570
Tigerair Taiwan Co. Ltd. (b)	68,000	105,858
Ton Yi Industrial Corp.	282,000	160,538
Tong Hsing Electronic Industries Ltd.	40,480	183,071
Tong Yang Industry Co. Ltd.	109,000	279,191
Topco Scientific Co. Ltd.	39,097	381,609
Transcend Information, Inc.	51,000	351,966
Tripod Technology Corp.	126,000	1,376,291
TS Financial Holding Co. Ltd.	6,159,290	4,530,400
TTY Biopharm Co. Ltd.	79,000	181,519
Tung Ho Steel Enterprise Corp.	102,560	219,062
TXC Corp.	62,000	182,418
U-Ming Marine Transport Corp.	120,000	219,099
Unimicron Technology Corp.	378,345	5,536,082
Union Bank of Taiwan	488,040	316,632
Uni-President Enterprises Corp.	1,337,880	2,988,481
Unitech Printed Circuit Board Corp. (b)	333,201	795,278
Security Description	Shares	Value
United Integrated Services Co. Ltd.	49,000	$1,301,584
United Microelectronics Corp. (b)	3,237,000	5,802,646
Universal Cement Corp.	125,021	116,188
Universal Microwave Technology, Inc.	18,000	835,595
UPI Semiconductor Corp.	12,000	62,113
Vanguard International Semiconductor Corp. (b)	319,493	1,185,939
Via Technologies, Inc.	38,000	63,575
VisEra Technologies Co. Ltd. (b)	21,000	207,887
Visual Photonics Epitaxy Co. Ltd.	57,000	463,565
Voltronic Power Technology Corp.	18,200	421,810
Wah Lee Industrial Corp.	32,360	120,827
Walsin Lihwa Corp. (b)	949,654	926,867
Walsin Technology Corp.	63,000	239,634
Wan Hai Lines Ltd. (b)	185,570	451,363
Win Semiconductors Corp.	73,000	846,036
Winbond Electronics Corp. (b)	747,345	2,269,080
WinWay Technology Co. Ltd.	7,000	1,655,853
Wisdom Marine Lines Co. Ltd.	77,000	162,431
Wistron Corp.	854,842	3,399,373
Wiwynn Corp. (b)	31,000	3,335,783
WNC Corp.	86,792	476,082
Wowprime Corp.	13,194	94,302
WPG Holdings Ltd.	453,480	1,269,866
WT Microelectronics Co. Ltd. (b)	189,711	1,314,838
XinTec, Inc. (b)	49,000	243,702
Yageo Corp.	470,240	3,716,040
Yang Ming Marine Transport Corp. (b)	597,000	982,280
Yankey Engineering Co. Ltd.	18,845	335,094
YFY, Inc.	199,000	168,752
Yieh Phui Enterprise Co. Ltd. (a)	453,384	202,595
Yuanta Financial Holding Co. Ltd.	3,019,423	4,292,306
Yulon Motor Co. Ltd. (b)	122,712	106,134
Zhen Ding Technology Holding Ltd.	190,000	1,269,743
		747,316,690
TANZANIA, UNITED REPUBLIC OF — 0.0% *
Helios Towers PLC (a)	168,896	405,107
THAILAND — 0.4%
Advanced Info Service PCL (b)	343,400	3,883,814
AEON Thana Sinsap Thailand PCL	10,400	28,381
Airports of Thailand PCL	1,046,400	1,649,873
Amata Corp. PCL	98,300	56,631
AP Thailand PCL	621,274	158,238
Asia Aviation PCL NVDR (a)	2,785,646	95,995
B Grimm Power PCL	246,100	88,799
Bangchak Corp. PCL	206,300	245,521
Bangkok Airways PCL	214,800	87,926
Bangkok Chain Hospital PCL	467,800	137,588
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Bangkok Commercial Asset Management PCL	256,500	$55,220
Bangkok Dusit Medical Services PCL Class F	3,523,400	2,008,488
Bangkok Expressway & Metro PCL	1,659,300	264,140
Bangkok Life Assurance PCL	55,700	34,454
Bangkok Life Assurance PCL NVDR	300,000	186,157
Banpu PCL	1,840,732	337,672
BCPG PCL	256,000	52,007
Berli Jucker PCL	342,400	157,807
Betagro PCL	135,600	100,323
BTS Group Holdings PCL (a)	1,612,000	105,577
Bumrungrad Hospital PCL	198,800	982,547
Cal-Comp Electronics Thailand PCL Class F	904,100	132,682
Carabao Group PCL	69,500	80,606
Central Pattana PCL	518,900	979,428
Central Plaza Hotel PCL	96,000	94,603
CH Karnchang PCL	146,300	68,758
Charoen Pokphand Foods PCL (b)	1,330,600	843,224
Chularat Hospital PCL	887,900	37,961
Com7 PCL Class F	285,000	188,387
CP ALL PCL	1,685,800	2,325,770
Delta Electronics Thailand PCL	837,400	6,576,307
Electricity Generating PCL	49,100	167,488
Energy Absolute PCL (a)	755,626	62,320
Global Power Synergy PCL (b)	472,600	487,216
Gulf Development PCL	1,223,653	2,198,346
Hana Microelectronics PCL	82,100	68,458
Home Product Center PCL	1,184,900	220,956
IRPC PCL	1,621,600	97,355
I-TAIL Corp. PCL	86,200	41,297
Kasikornbank PCL	157,800	913,881
KCE Electronics PCL	142,900	98,357
Kiatnakin Phatra Bank PCL	27,516	63,200
Krung Thai Bank PCL	1,099,200	1,166,525
Land & Houses PCL	1,692,400	192,948
MBK PCL	133,987	69,878
Mega Lifesciences PCL	50,300	51,856
Minor International PCL	761,417	498,684
Muangthai Capital PCL	156,000	135,991
Osotspa PCL	292,600	131,306
PTT Exploration & Production PCL	361,000	1,767,783
PTT Global Chemical PCL	451,400	499,579
PTT PCL	2,792,400	2,963,432
Ratch Group PCL	219,100	199,303
Regional Container Lines PCL	47,800	45,655
Sansiri PCL	1,966,900	81,109
SCB X PCL (b)	486,900	2,125,943
SCG Packaging PCL	989,700	606,184
Siam Cement PCL (b)	179,465	1,126,418
Siam Global House PCL	1,034,706	175,693
Sri Trang Agro-Industry PCL	199,100	107,458
Security Description	Shares	Value
Sri Trang Gloves Thailand PCL	169,000	$57,392
Srisawad Corp. PCL	172,062	115,821
Star Petroleum Refining PCL	208,500	44,886
Supalai PCL	253,900	125,487
Thai Life Insurance PCL	1,240,100	391,056
Thai Oil PCL	295,557	436,883
Thai Union Group PCL	372,800	126,603
Thai Vegetable Oil PCL	91,960	69,709
Thanachart Capital PCL	32,400	55,752
TIDLOR Holdings PCL	262,474	117,787
Tipco Asphalt PCL	85,400	34,958
Tisco Financial Group PCL	261,100	894,612
TMBThanachart Bank PCL	2,553,000	178,044
TOA Paint Thailand PCL	51,700	20,379
True Corp. PCL (b)	2,322,870	1,014,231
TTW PCL	540,600	149,985
VGI PCL	1,064,784	30,026
WHA Corp. PCL	1,565,200	199,328
		42,472,442
TURKEY — 0.2%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (a)	116,279	59,028
Akbank TAS	835,125	1,245,373
Aksa Akrilik Kimya Sanayii AS	280,824	68,375
Aksa Enerji Uretim AS (a)	69,891	120,940
Alarko Holding AS	37,401	74,553
Anadolu Anonim Turk Sigorta Sirketi	177,320	108,672
Anadolu Efes Biracilik Ve Malt Sanayii AS	861,180	326,105
Arcelik AS (a)	48,914	119,346
Aselsan Elektronik Sanayi Ve Ticaret AS	373,368	2,682,175
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	95,516	420,557
Aygaz AS	35,787	187,624
Baticim Bati Anadolu Cimento Sanayii AS (a)	415,617	55,596
BIM Birlesik Magazalar AS	126,852	1,953,555
Cimsa Cimento Sanayi VE Ticaret AS	63,005	68,964
Destek Finans Faktoring AS (a)	24,749	1,046,591
Dogan Sirketler Grubu Holding AS	36,502	16,455
Dogus Otomotiv Servis ve Ticaret AS	17,178	74,497
Eldorado Gold Corp.	54,000	1,848,433
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	987,386	426,241
Enerjisa Enerji AS (e)	259,807	668,793
Eregli Demir ve Celik Fabrikalari TAS	1,075,978	688,599
Ford Otomotiv Sanayi AS	172,840	394,553
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	382,650	92,049
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Grainturk Tarim AS (a)	14,058	$71,428
Gubre Fabrikalari TAS (a)	14,397	152,977
Haci Omer Sabanci Holding AS	480,230	970,675
Hektas Ticaret TAS (a)	253,300	16,293
Is Yatirim Menkul Degerler AS (a)	75,462	73,655
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	198,426	138,279
Kiler Holding AS (a)	49,731	144,676
KOC Holding AS	198,396	873,122
LDR Turizm AS	83,680	219,171
Lydia Holding AS (a)	39,211	161,322
Mavi Giyim Sanayi Ve Ticaret AS Class B (e)	203,526	192,759
Migros Ticaret AS	21,576	293,082
MLP Saglik Hizmetleri AS (a) (e)	8,993	86,784
Nuh Cimento Sanayi AS	16,787	88,275
Otokar Otomotiv Ve Savunma Sanayi AS (a)	9,030	73,807
Oyak Cimento Fabrikalari AS	258,413	134,958
Pasifik Eurasia Lojistik Dis Ticaret AS (a)	154,312	430,186
Pegasus Hava Tasimaciligi AS (a)	111,878	441,106
Petkim Petrokimya Holding AS (a)	532,531	255,329
Ral Yatirim Holding AS (a)	76,559	346,994
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (a)	263,584	173,273
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	400,000	165,526
Selcuk Ecza Deposu Ticaret ve Sanayi AS	27,174	49,180
Sok Marketler Ticaret AS (a)	87,998	97,203
TAV Havalimanlari Holding AS (a)	53,368	368,743
Tera Yatirim Menkul Degerler AS (a)	60,283	481,126
Tofas Turk Otomobil Fabrikasi AS	31,315	193,083
Trust Anadolu Metal Madencilik Isletmeleri AS (a)	31,169	83,388
Turk Altin Isletmeleri AS (a)	302,505	284,959
Turk Hava Yollari AO	159,985	1,061,278
Turk Traktor ve Ziraat Makineleri AS	8,791	88,214
Turkcell Iletisim Hizmetleri AS	332,826	795,071
Turkiye Is Bankasi AS Class C	2,285,862	677,284
Turkiye Petrol Rafinerileri AS	250,925	1,456,434
Turkiye Sigorta AS	488,908	140,178
Turkiye Sinai Kalkinma Bankasi AS	312,500	78,438
Turkiye Sise ve Cam Fabrikalari AS	278,975	275,687
Ulker Biskuvi Sanayi AS	157,977	418,684
Yapi ve Kredi Bankasi AS (a)	910,119	681,064
Security Description	Shares	Value
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	280,153	$144,107
		25,624,872
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	928,197	3,169,051
Abu Dhabi Islamic Bank PJSC	489,399	2,815,660
Abu Dhabi National Oil Co. for Distribution PJSC	824,973	856,084
ADNOC Drilling Co. PJSC	900,000	1,272,780
Adnoc Gas PLC	1,574,442	1,388,489
Agthia Group PJSC	208,635	202,322
Air Arabia PJSC	732,040	811,097
Ajman Bank PJSC	378,572	139,132
Al Waha Capital PJSC	424,774	189,529
Aldar Properties PJSC (a)	1,155,220	2,496,921
Amanat Holdings PJSC	457,454	150,687
Americana Restaurants International PLC - Foreign Co.	883,239	454,817
Apex Investment Co. PSC (a)	161,887	148,520
Dana Gas PJSC	2,449,126	576,829
Dubai Electricity & Water Authority PJSC	1,491,391	1,106,365
Dubai Financial Market PJSC	700,652	273,120
Dubai Investments PJSC	1,035,581	1,082,665
Dubai Islamic Bank PJSC (a)	921,020	1,868,229
Emaar Development PJSC	338,697	1,282,101
Emaar Properties PJSC	1,853,346	6,064,956
Emirates Central Cooling Systems Corp.	617,533	253,884
Emirates NBD Bank PJSC	588,233	4,431,691
Emirates Telecommunications Group Co. PJSC	940,883	4,859,083
First Abu Dhabi Bank PJSC	1,240,488	5,885,898
Gulf Navigation Holding PJSC (a)	69,029	31,899
NMDC Energy	356,855	223,129
Parkin Co. PJSC	215,464	278,617
Phoenix Group PLC (a)	399,930	96,230
RAK Properties PJSC (a)	185,714	48,599
Salik Co. PJSC	526,157	739,897
Space42 PLC (a)	426,134	157,056
Spinneys 1961 Holding PLC	231,440	75,572
		43,430,909
UNITED KINGDOM — 6.4%
3i Group PLC	269,240	8,742,311
4imprint Group PLC	8,505	382,781
Aberdeen Group PLC	486,401	1,227,645
Admiral Group PLC	70,965	2,957,173
Advanced Medical Solutions Group PLC (b)	75,169	192,214
AG Barr PLC	29,655	254,971
AJ Bell PLC	87,150	539,916
Alfa Financial Software Holdings PLC (e)	26,667	51,175
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Allfunds Group PLC	88,575	$881,292
AO World PLC (a)	129,799	148,230
Ashmore Group PLC	105,285	293,506
Associated British Foods PLC	82,930	2,068,247
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	126,124	61,041
AstraZeneca PLC	421,749	82,163,403
Autotrader Group PLC (e)	242,122	1,509,850
Aviva PLC	831,539	6,648,712
Avon Technologies PLC	10,000	218,640
B&M European Value Retail PLC (b)	283,062	633,276
Babcock International Group PLC	66,673	1,031,240
BAE Systems PLC	816,040	23,836,478
Balfour Beatty PLC	140,668	1,418,941
Baltic Classifieds Group PLC	121,468	293,129
Barclays PLC	3,764,133	19,626,586
Barratt Redrow PLC	364,252	1,262,208
Beazley PLC	149,638	2,518,979
Bellway PLC	31,608	774,424
Berkeley Group Holdings PLC (a)	27,254	1,243,854
Big Yellow Group PLC REIT	49,288	553,564
Bodycote PLC	44,593	359,003
Breedon Group PLC	72,504	284,921
Bridgepoint Group PLC (e)	65,089	202,048
British American Tobacco PLC	593,134	34,309,134
British Land Co. PLC REIT	262,255	1,235,967
BT Group PLC	1,675,375	4,677,963
Bunzl PLC	90,142	2,703,715
Burberry Group PLC (a)	101,904	1,485,549
Bytes Technology Group PLC (b)	51,912	192,675
Centrica PLC	1,252,253	3,532,544
Cerillion PLC	4,240	71,848
Chemring Group PLC	72,089	489,691
Chesnara PLC	65,336	258,906
CK Hutchison Holdings Ltd.	739,524	5,677,325
Clarkson PLC	7,707	472,271
Close Brothers Group PLC (a)	49,400	260,966
CMC Markets PLC (e)	26,503	120,051
Coats Group PLC	583,382	623,498
Coca-Cola Europacific Partners PLC (d)	21,628	1,961,011
Coca-Cola Europacific Partners PLC (d)	34,284	3,136,405
Cohort PLC (b)	12,652	204,190
Compass Group PLC	460,733	12,807,271
Computacenter PLC	19,513	779,229
Convatec Group PLC (e)	432,887	1,244,012
Craneware PLC (b)	6,020	105,583
Cranswick PLC	14,266	983,897
Crest Nicholson Holdings PLC (b)	47,279	62,846
Croda International PLC	34,986	1,308,954
Currys PLC	269,054	443,909
CVS Group PLC	20,835	310,274
Security Description	Shares	Value
DCC PLC	24,044	$1,483,701
Derwent London PLC REIT	34,274	713,517
Diageo PLC	609,601	11,294,901
Diploma PLC	37,980	3,021,171
DiscoverIE Group PLC	21,999	156,074
Domino's Pizza Group PLC (b)	90,996	207,578
Dr. Martens PLC (b)	130,166	108,054
Drax Group PLC	100,257	1,180,426
Dunelm Group PLC	34,666	358,398
easyJet PLC (b)	100,198	464,476
Elementis PLC	133,671	263,703
Entain PLC	165,083	1,235,578
Fevertree Drinks PLC	31,083	312,337
Firstgroup PLC	134,723	295,269
Foresight Group Holdings Ltd.	16,770	77,843
Frasers Group PLC (a) (b)	35,574	301,403
Future PLC	23,069	90,290
Games Workshop Group PLC	8,789	2,069,998
Gamma Communications PLC	21,055	197,133
GB Group PLC	66,689	176,765
Genuit Group PLC	65,716	250,410
Genus PLC	15,401	486,580
GlobalData PLC (b)	91,631	87,242
Grafton Group PLC CDI	46,361	552,493
Grainger PLC REIT	199,424	426,028
Great Portland Estates PLC REIT	76,945	288,067
Greencore Group PLC (a) (c)	41,589	—
Greggs PLC (b)	30,291	613,394
Halma PLC	103,243	5,249,062
Hammerson PLC REIT	125,008	490,750
Harbour Energy PLC	143,548	568,696
Hays PLC	418,592	185,166
Hikma Pharmaceuticals PLC	44,363	742,355
Hill & Smith PLC	21,216	592,528
Hilton Food Group PLC	22,541	151,894
Hiscox Ltd.	90,633	1,822,658
Hollywood Bowl Group PLC	38,461	119,442
Howden Joinery Group PLC	146,554	1,546,519
HSBC Holdings PLC	4,663,977	76,310,940
Hunting PLC	40,060	262,022
Ibstock PLC (b) (e)	111,679	148,744
ICG PLC	78,797	1,610,085
IG Group Holdings PLC	96,594	1,832,578
IMI PLC	69,091	2,341,703
Imperial Brands PLC	204,889	8,277,035
Inchcape PLC	95,889	948,366
Informa PLC	362,580	3,628,167
IntegraFin Holdings PLC	64,407	262,695
International Consolidated Airlines Group SA Class DI	353,090	1,670,582
Intertek Group PLC	43,990	2,132,582
Investec PLC	162,242	1,245,866
IP Group PLC (a)	238,094	166,912
ITV PLC	927,483	934,547
J D Wetherspoon PLC (b)	20,584	151,464
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
J Sainsbury PLC	466,283	$2,084,467
JD Sports Fashion PLC	725,660	685,710
JET2 PLC	29,777	442,233
Johnson Matthey PLC	46,163	1,161,939
Johnson Service Group PLC	109,541	184,320
Jupiter Fund Management PLC	87,814	195,460
Just Group PLC	79,624	229,950
Kainos Group PLC	19,985	195,480
Keller Group PLC	18,468	468,079
Kier Group PLC	95,769	245,040
Kingfisher PLC	481,291	1,823,254
Lancashire Holdings Ltd.	64,356	498,155
Land Securities Group PLC REIT	195,317	1,435,371
Legal & General Group PLC	1,549,446	5,073,139
Lloyds Banking Group PLC	16,013,773	19,774,520
London Stock Exchange Group PLC	125,908	14,813,133
LondonMetric Property PLC REIT	622,686	1,498,586
M&G PLC	616,097	2,229,644
Man Group PLC	317,209	1,063,935
Marks & Spencer Group PLC	573,052	2,572,451
Marshalls PLC	52,469	97,144
Me Group International PLC	39,304	71,116
Melrose Industries PLC	349,155	2,357,182
Metro Bank Holdings PLC (a)	88,827	137,986
Mitchells & Butlers PLC (a)	71,296	239,746
Mitie Group PLC	312,065	695,469
Molten Ventures PLC (a)	37,066	225,094
MONY Group PLC	134,648	268,421
Moonpig Group PLC	77,622	214,444
Morgan Advanced Materials PLC	79,507	210,740
Morgan Sindall Group PLC	10,990	599,265
National Grid PLC	1,327,339	22,322,648
NatWest Group PLC	2,198,680	16,227,384
NCC Group PLC (b)	91,183	140,476
Next PLC	32,403	5,454,176
Ninety One PLC	69,121	207,724
Ocado Group PLC (a) (b)	159,178	380,920
OSB Group PLC	99,754	691,404
Oxford Instruments PLC	15,307	484,448
Oxford Nanopore Technologies PLC (a) (b)	125,370	184,796
Pagegroup PLC	75,733	137,819
Paragon Banking Group PLC	50,256	476,500
Paratus Energy Services Ltd.	22,511	106,998
Pearson PLC	146,523	1,924,587
Pennon Group PLC	124,477	869,162
Persimmon PLC	94,136	1,338,853
Pets at Home Group PLC	115,550	278,874
Playtech PLC	65,259	289,404
Polar Capital Holdings PLC	18,095	147,162
Premier Foods PLC	172,484	420,336
Primary Health Properties PLC REIT	744,668	892,141
Security Description	Shares	Value
QinetiQ Group PLC	134,278	$810,343
Quilter PLC (e)	370,321	852,645
Raspberry PI Holdings PLC (a) (b)	21,011	119,086
Rathbones Group PLC	14,419	382,310
Reckitt Benckiser Group PLC	172,324	11,544,218
RELX PLC	493,706	16,115,075
Renew Holdings PLC	16,446	184,342
Renishaw PLC	8,997	418,811
Rentokil Initial PLC	715,506	4,423,935
Rightmove PLC	215,867	1,230,470
Rolls-Royce Holdings PLC	2,283,848	34,568,712
Rotork PLC	224,205	928,822
RS Group PLC	125,026	932,721
Safestore Holdings PLC REIT	57,625	482,157
Sage Group PLC	269,891	3,013,036
Savills PLC	36,289	394,319
Schroders PLC	212,585	1,630,749
Segro PLC REIT	358,201	3,059,329
Senior PLC	110,719	427,068
Serco Group PLC	275,319	1,034,729
Serica Energy PLC	48,012	186,141
Severn Trent PLC	76,672	3,132,951
Shaftesbury Capital PLC REIT	369,994	622,086
SigmaRoc PLC (a)	215,301	334,594
Smith & Nephew PLC	225,834	3,564,866
Smiths Group PLC	92,489	2,811,962
Softcat PLC	36,408	592,861
Spirax Group PLC	20,851	1,863,697
Spire Healthcare Group PLC (e)	64,329	124,444
SSE PLC	332,466	11,450,325
SSP Group PLC	210,596	485,720
St. James's Place PLC	151,400	2,380,039
Standard Chartered PLC	521,974	10,837,584
Standard Life PLC	184,913	1,668,466
Subsea 7 SA	59,317	1,826,614
Supermarket Income REIT PLC (b)	385,678	402,806
Target Healthcare REIT PLC	132,171	174,294
Tate & Lyle PLC	95,117	454,059
Taylor Wimpey PLC	1,064,602	1,259,767
Telecom Plus PLC	28,411	484,055
Tesco PLC	1,736,800	10,875,416
THG PLC (a) (b)	181,987	70,528
TP ICAP Group PLC	200,101	722,461
Trainline PLC (a) (e)	133,185	398,682
Travis Perkins PLC	34,259	257,368
Tritax Big Box REIT PLC	595,177	1,116,795
Trustpilot Group PLC (a) (e)	87,561	222,851
Unilever PLC	585,875	32,045,071
UNITE Group PLC REIT	131,300	792,577
United Utilities Group PLC	193,016	3,352,998
Vesuvius PLC	56,198	294,358
Victrex PLC	20,054	150,738
Vistry Group PLC (a)	88,388	392,577
Vodafone Group PLC	5,099,732	7,663,704
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Volex PLC	21,346	$127,515
Volution Group PLC	58,319	438,360
Watches of Switzerland Group PLC (a) (e)	60,025	358,515
Weir Group PLC	73,536	2,747,588
WH Smith PLC	34,479	263,971
Whitbread PLC	48,461	1,484,430
Wise PLC Class A (a)	185,603	2,226,789
Workspace Group PLC REIT	40,406	181,963
WPP PLC	290,648	905,627
XPS Pensions Group PLC	49,990	191,173
Yellow Cake PLC (a) (e)	57,194	456,350
Young & Co.'s Brewery PLC Class A	7,261	72,388
Zegona Communications PLC	4,309	94,455
Zigup PLC	49,668	250,527
		692,078,897
UNITED STATES — 5.3%
Acerinox SA	65,426	911,838
Aegon Ltd.	374,527	2,730,349
Alcon AG	136,120	10,238,762
AP Moller - Maersk AS Class A	775	1,891,700
AP Moller - Maersk AS Class B	1,106	2,754,050
Aura Minerals, Inc.	9,300	758,880
BeOne Medicines Ltd. Class H (a)	239,500	5,373,248
Bitdeer Technologies Group Class A (a) (b)	52,900	457,585
BP PLC	4,301,347	33,541,140
BRP, Inc.	9,067	649,708
Buzzi SpA (b)	23,065	1,162,414
Carnival PLC	36,282	922,052
Eagle Hospitality Trust REIT (a) (b) (c)	112,600	—
Energy Fuels, Inc. (a) (b)	64,700	1,182,686
Experian PLC	249,525	8,600,227
Ferrovial SE	145,955	9,465,326
Fiverr International Ltd. (a) (b)	7,900	79,158
GCC SAB de CV (b)	46,700	493,441
GFL Environmental, Inc.	62,100	2,582,253
GSK PLC	1,113,392	30,555,352
Haleon PLC	2,422,121	11,942,675
Holcim AG	142,127	11,690,740
Inmode Ltd. (a)	15,900	217,512
InterContinental Hotels Group PLC	39,190	5,168,174
JBS NV Class A (a)	104,000	1,867,840
JS Global Lifestyle Co. Ltd. (a) (b) (e)	278,500	61,808
Legend Biotech Corp. ADR (a) (b)	20,600	372,654
Monday.com Ltd. (a)	11,655	805,477
Nestle SA	694,751	67,813,824
Novartis AG	514,430	78,573,928
PolyPeptide Group AG (a) (b) (e)	3,447	124,223
Qiagen NV	59,187	2,390,077
Security Description	Shares	Value
Reliance Worldwide Corp. Ltd. (b)	219,021	$466,649
Resolute Forest Products, Inc. (a)	7,600	10,792
RHI Magnesita NV	4,361	137,676
Riskified Ltd. Class A (a)	23,700	92,904
Roche Holding AG	190,204	75,535,531
Roche Holding AG Class BR, Bearer Shares	9,060	3,735,668
Sanofi SA	297,613	28,649,651
Schneider Electric SE	148,063	40,202,273
Shell PLC	1,543,649	71,229,456
Signify NV (e)	38,351	814,265
Sims Ltd.	53,199	670,098
Sinch AB (a) (b) (e)	160,520	426,482
Spotify Technology SA (a)	42,860	20,783,243
Stellantis NV (b)	565,012	4,070,774
Sunbelt Rentals Holdings, Inc.	113,215	7,195,392
Swiss Re AG (b)	81,323	13,593,257
Tenaris SA	94,160	2,743,822
Titan SA	12,284	642,010
Vobile Group Ltd. (a) (b)	586,000	260,109
		566,639,153
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (a)	200,800	4,785,646
TOTAL COMMON STOCKS (Cost $7,352,080,137)		10,612,035,815
PREFERRED STOCKS — 0.0% *
BRAZIL — 0.0% *
Axia Energia Class B, Preference Shares 6.42%	57,300	704,241
Axia Energia Class C, Preference Shares (a)	114,996	1,247,307
		1,951,548
COLOMBIA — 0.0% *
Grupo Cibest SA Preference Shares 7.61%	89,644	1,653,951
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00%	249,516	26,964
JAPAN — 0.0% *
Ito En Ltd. Preference Shares 3.16%	6,300	72,744
TOTAL PREFERRED STOCKS (Cost $1,819,975)		3,705,207
RIGHTS — 0.0% *
BRAZIL — 0.0% *
Simpar SA (expiring 04/09/26) (a)	13,841	742
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (expiring 04/09/26) (a)	13,616	78
		820
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
ITALY — 0.0% *
Telecom Italia SpA (expiring 04/30/26) (a)	3,213,404	$67
SINGAPORE — 0.0% *
CapitaLand Ascendas REIT (expiring 04/15/26) (a)	31,152	2,898
SOUTH KOREA — 0.0% *
Lunit, Inc. (expiring 04/23/26) (a)	1,937	7,461
TOTAL RIGHTS (Cost $0)		11,246
WARRANTS — 0.0% *
AUSTRALIA — 0.0% *
Magellan Financial Group Ltd. (expiring 04/16/27) (a)	2,771	45
BRAZIL — 0.0% *
Orizon Valorizacao de Residuos SA (expiring 12/31/45) (a)	1,099	3,881
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a) (c)	4,200	—
ITALY — 0.0% *
Fincantieri SpA (expiring 09/30/26) (a) (b)	5,391	8,012
Webuild SpA (expiring 08/02/30) (a) (b) (c)	2,371	—
		8,012
MALAYSIA — 0.0% *
Frontken Corp. Bhd. (expiring 05/03/26) (a)	30,950	38
Supermax Corp. Bhd. (expiring 03/01/30) (a)	24,016	475
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	56,050	2,007
VS Industry Bhd. (expiring 09/05/26) (a)	44,400	55
YTL Corp. Bhd. (expiring 06/02/28) (a)	149,220	7,002
YTL Power International Bhd. (expiring 06/02/28) (a)	164,440	22,337
		31,914
PHILIPPINES — 0.0% *
Alliance Global Group, Inc. (expiring 11/19/30) (a)	112,725	2,598
THAILAND — 0.0% *
VGI PCL (expiring 05/23/27) (a)	223,290	135
TOTAL WARRANTS (Cost $952)		46,585
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g)	184,941,400	$184,941,400
State Street Navigator Securities Lending Portfolio II (h) (i)	307,720,484	307,720,484
TOTAL SHORT-TERM INVESTMENTS (Cost $492,661,884)		492,661,884
TOTAL INVESTMENTS — 103.3% (Cost $7,846,562,948)		11,108,460,737
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(353,677,567)
NET ASSETS — 100.0%		$10,754,783,170

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $532,272,
representing less than 0.05% of the Fund's net assets.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 2.1% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(f)
The Portfolio invested in certain money market funds
managed by SSGA Funds Management, Inc. Amounts
related to these investments during the period ended
March 31, 2026 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	614	06/19/2026	$44,205,591	$44,656,220	$450,629
MSCI EAFE Index (long)	649	06/19/2026	91,501,019	94,140,695	2,639,676
S&P/TSX 60 Index (long)	45	06/18/2026	11,965,423	12,303,536	338,113
					$3,428,418
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,537,695,630	$9,073,807,913	$532,272	$10,612,035,815
Preferred Stocks	3,632,463	72,744	—	3,705,207
Rights	820	10,426	—	11,246
Warrants	13,310	33,275	0 (a)	46,585
Short-Term Investments	492,661,884	—	—	492,661,884
TOTAL INVESTMENTS	$2,034,004,107	$9,073,924,358	$532,272	$11,108,460,737
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$3,428,418	$—	$—	$3,428,418
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,428,418	$—	$—	$3,428,418

(a)	The Portfolio held Level 3 securities that were valued at $0 at March 31, 2026.
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	130,669,371	$130,669,371	$332,160,365	$277,888,336	$—	$—	184,941,400	$184,941,400	$477,754
State Street Navigator Securities Lending Portfolio II	233,251,908	233,251,908	298,432,991	223,964,415	—	—	307,720,484	307,720,484	1,141,498
Total		$363,921,279	$630,593,356	$501,852,751	$—	$—		$492,661,884	$1,619,252
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The Schedule of Investments for the State Street Small/Mid Cap Equity Index Portfolio follows.

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 3.6%
AAR Corp. (a)	13,541	$1,482,198
AeroVironment, Inc. (a) (b)	12,965	2,373,243
AerSale Corp. (a)	11,100	69,042
AIRO Group Holdings, Inc. (a) (b)	7,000	53,235
Archer Aviation, Inc. Class A (a) (b)	210,100	1,086,217
Astronics Corp. (a)	10,868	725,222
ATI, Inc. (a)	46,937	6,827,456
Beta Technologies, Inc. Class A (a)	11,500	169,050
BWX Technologies, Inc.	31,808	6,504,418
Byrna Technologies, Inc. (a) (b)	6,400	58,752
Cadre Holdings, Inc. (b)	9,900	303,732
Carpenter Technology Corp.	16,824	6,631,180
Curtiss-Wright Corp.	12,826	8,736,045
Ducommun, Inc. (a)	4,800	585,600
Eve Holding, Inc. (a) (b)	31,919	79,159
Firefly Aerospace, Inc. (a)	8,000	227,760
FTAI Aviation Ltd.	35,903	8,796,235
HEICO Corp.	15,648	4,290,682
HEICO Corp. Class A	25,484	5,379,418
Hexcel Corp.	26,185	2,119,152
Intuitive Machines, Inc. (a) (b)	38,700	718,272
Karman Holdings, Inc. (a) (b)	18,000	1,440,900
Kratos Defense & Security Solutions, Inc. (a) (b)	61,748	4,353,851
Leonardo DRS, Inc.	26,800	1,193,136
Loar Holdings, Inc. (a) (b)	15,100	865,079
Mercury Systems, Inc. (a) (b)	18,900	1,377,999
Moog, Inc. Class A	9,621	2,815,489
National Presto Industries, Inc.	1,790	245,337
Park Aerospace Corp.	6,200	169,756
Redwire Corp. (a) (b)	36,300	308,550
Rocket Lab Corp. (a)	172,500	11,077,950
Satellogic, Inc. Class A (a) (b)	30,400	165,376
StandardAero, Inc. (a)	80,200	2,071,566
V2X, Inc. (a)	9,200	630,200
Voyager Technologies, Inc. Class A (a) (b)	16,500	385,935
VSE Corp. (b)	9,280	1,711,232
Woodward, Inc.	20,927	7,490,192
York Space Systems, Inc. (a)	6,100	135,237
		93,653,853
AIR FREIGHT & LOGISTICS — 0.1%
Arrive AI, Inc. (a)	2,400	1,913
Security Description	Shares	Value
Forward Air Corp. (a) (b)	7,251	$121,164
GXO Logistics, Inc. (a)	39,093	2,026,972
Hub Group, Inc. Class A	20,734	747,253
Radiant Logistics, Inc. (a)	12,753	89,909
		2,987,211
AIRLINES — 0.3%
Alaska Air Group, Inc. (a) (b)	40,200	1,478,556
Allegiant Travel Co. (a)	4,950	401,148
American Airlines Group, Inc. (a)	227,400	2,442,276
Frontier Group Holdings, Inc. (a) (b)	20,300	71,659
JetBlue Airways Corp. (a) (b)	102,736	454,093
Joby Aviation, Inc. (a) (b)	203,528	1,681,141
SkyWest, Inc. (a)	14,003	1,285,896
Strata Critical Medical, Inc. (a) (b)	22,700	94,886
Sun Country Airlines Holdings, Inc. (a)	17,400	287,448
		8,197,103
AUTO COMPONENTS — 0.8%
Adient PLC (a)	27,000	545,670
BorgWarner, Inc.	74,000	4,015,240
Cooper-Standard Holdings, Inc. (a) (b)	5,800	161,646
Dana, Inc.	39,042	1,313,763
Dauch Corp. (a) (b)	79,250	469,953
Dorman Products, Inc. (a)	9,527	994,238
Fox Factory Holding Corp. (a) (b)	14,197	233,683
Garrett Motion, Inc.	61,600	1,119,272
Gentex Corp.	76,781	1,677,665
Gentherm, Inc. (a)	10,285	285,717
Goodyear Tire & Rubber Co. (a) (b)	93,616	620,674
Holley, Inc. (a)	24,300	74,601
LCI Industries (b)	8,213	1,010,035
Lear Corp.	18,024	2,182,346
Motorcar Parts of America, Inc. (a) (b)	4,200	46,452
Patrick Industries, Inc. (b)	11,191	1,242,984
Phinia, Inc.	13,200	903,408
QuantumScape Corp. (a) (b)	159,501	1,017,616
Solid Power, Inc. (a) (b)	60,200	180,600
Standard Motor Products, Inc.	7,343	255,096
Strattec Security Corp. (a)	1,400	109,676
Visteon Corp. (b)	9,458	861,718
XPEL, Inc. (a) (b)	8,800	389,488
		19,711,541
AUTOMOBILES — 0.3%
Faraday Future Intelligent Electric, Inc. (a) (b)	47,800	13,135
Harley-Davidson, Inc. (b)	39,301	794,666
Livewire Group, Inc. (a) (b)	1,148	1,906
Lucid Group, Inc. (a) (b)	46,249	440,753
Rivian Automotive, Inc. Class A (a) (b)	280,100	4,215,505
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Thor Industries, Inc. (b)	17,501	$1,398,155
Winnebago Industries, Inc. (b)	9,300	288,207
		7,152,327
BANKS — 6.6%
1st Source Corp.	6,520	451,249
ACNB Corp.	3,300	157,971
Amalgamated Financial Corp.	7,700	299,299
Amerant Bancorp, Inc.	12,800	282,112
Ameris Bancorp	22,659	1,767,175
Ames National Corp. (b)	3,022	85,281
Arrow Financial Corp.	5,865	196,888
Associated Banc-Corp.	57,304	1,481,881
Atlantic Union Bankshares Corp. (b)	49,479	1,768,379
Avidbank Holdings, Inc. (a)	1,100	31,350
Axos Financial, Inc. (a)	18,832	1,602,415
Banc of California, Inc.	47,251	830,673
BancFirst Corp.	7,252	786,842
Bancorp, Inc. (a)	14,478	777,903
Bank First Corp.	3,500	472,710
Bank of Hawaii Corp.	13,626	1,011,730
Bank of Marin Bancorp	5,044	129,278
Bank of NT Butterfield & Son Ltd.	14,396	755,502
Bank OZK	37,244	1,709,127
Bank7 Corp.	1,400	55,832
BankUnited, Inc.	25,727	1,161,831
Bankwell Financial Group, Inc.	2,342	113,634
Banner Corp.	11,700	709,956
Bar Harbor Bankshares	5,480	177,826
BayCom Corp.	3,400	101,065
BCB Bancorp, Inc. (b)	4,700	42,206
Beacon Financial Corp.	28,885	866,550
Blue Foundry Bancorp (a) (b)	7,091	93,885
Blue Ridge Bankshares, Inc. (b)	23,300	97,860
BOK Financial Corp.	6,608	846,220
Bridgewater Bancshares, Inc. (a)	7,076	125,245
Burke & Herbert Financial Services Corp. (b)	4,675	291,206
Business First Bancshares, Inc. (b)	10,900	294,736
BV Financial, Inc. (a) (b)	2,800	53,592
Byline Bancorp, Inc.	10,900	344,113
C&F Financial Corp.	1,000	72,940
California BanCorp	7,952	140,909
Camden National Corp.	5,502	261,070
Capital Bancorp, Inc. (b)	3,800	113,012
Capital City Bank Group, Inc.	4,905	213,171
Capitol Federal Financial, Inc.	41,600	296,608
Carter Bankshares, Inc. (a)	7,300	170,236
Cathay General Bancorp	22,609	1,127,285
CB Financial Services, Inc. (b)	1,600	54,688
Central BanCo, Inc.	6,800	162,860
Central Pacific Financial Corp.	9,154	292,562
CF Bankshares, Inc.	1,800	50,238
Chain Bridge Bancorp, Inc. Class A (a)	900	31,410
Security Description	Shares	Value
Chemung Financial Corp.	1,337	$71,957
ChoiceOne Financial Services, Inc.	4,600	129,352
Citizens & Northern Corp. (b)	5,851	130,711
Citizens Community Bancorp, Inc.	3,800	75,240
Citizens Financial Services, Inc.	1,426	87,200
City Holding Co.	4,795	573,098
Civista Bancshares, Inc.	7,000	159,530
CNB Financial Corp.	10,378	300,547
Coastal Financial Corp. (a)	4,413	335,829
CoastalSouth Bancshares, Inc. (b)	3,300	81,147
Colony Bankcorp, Inc.	7,346	146,700
Columbia Banking System, Inc.	102,124	2,801,261
Columbia Financial, Inc. (a) (b)	10,200	178,602
Commerce Bancshares, Inc.	47,258	2,325,094
Commercial Bancgroup, Inc.	2,400	62,448
Community Financial System, Inc.	18,339	1,075,582
Community Trust Bancorp, Inc.	5,803	352,358
Community West Bancshares (b)	6,100	142,130
ConnectOne Bancorp, Inc.	16,178	433,085
Cullen/Frost Bankers, Inc.	20,772	2,847,426
Customers Bancorp, Inc. (a)	11,102	770,590
CVB Financial Corp.	44,600	864,794
Dime Community Bancshares, Inc.	14,140	478,215
Eagle Bancorp Montana, Inc.	2,300	47,334
Eagle Bancorp, Inc. (b)	9,800	243,726
Eagle Financial Services, Inc.	1,500	52,470
East West Bancorp, Inc.	47,632	5,085,192
Eastern Bankshares, Inc.	75,407	1,474,961
ECB Bancorp, Inc. (a) (b)	2,600	43,498
Enterprise Financial Services Corp.	12,714	687,955
Equity Bancshares, Inc. Class A	5,900	262,019
Esquire Financial Holdings, Inc. (b)	2,500	268,750
Farmers & Merchants Bancorp, Inc.	4,100	105,247
Farmers National Banc Corp.	20,146	265,121
FB Bancorp, Inc. (a) (b)	5,800	79,692
FB Financial Corp.	15,343	796,915
Fidelity D&D Bancorp, Inc.	1,700	73,576
Financial Institutions, Inc.	6,480	205,481
Finward Bancorp	1,200	43,560
Finwise Bancorp (a)	3,300	52,338
First BanCorp	54,300	1,159,848
First Bancorp, Inc.	3,400	95,302
First Bancorp/Southern Pines NC (b)	14,014	789,689
First Bank	7,800	124,800
First Busey Corp.	29,316	740,815
First Business Financial Services, Inc.	3,046	164,271
First Capital, Inc. (b)	1,100	54,593
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
First Citizens BancShares, Inc. Class A (b)	3,088	$5,819,830
First Commonwealth Financial Corp.	36,006	632,985
First Community Bankshares, Inc. (b)	5,900	244,968
First Community Corp.	2,400	70,152
First Financial Bancorp	35,918	1,001,394
First Financial Bankshares, Inc.	46,169	1,359,677
First Financial Corp.	4,000	252,800
First Foundation, Inc. (a)	19,750	116,525
First Hawaiian, Inc.	43,500	1,071,840
First Horizon Corp.	167,664	3,816,033
First Internet Bancorp	2,600	52,988
First Interstate BancSystem, Inc. Class A	29,832	996,389
First Merchants Corp.	21,850	846,250
First Mid Bancshares, Inc.	7,500	308,925
First National Corp.	2,700	72,684
First United Corp.	2,000	73,280
First Western Financial, Inc. (a)	2,500	61,450
Firstsun Capital Bancorp (a) (b)	4,300	156,778
Five Star Bancorp	5,366	202,406
Flagstar Bank NA	103,974	1,369,338
Flushing Financial Corp.	10,700	164,352
FNB Corp.	123,339	2,062,228
Franklin Financial Services Corp.	1,400	71,512
FS Bancorp, Inc.	2,100	81,039
Fulton Financial Corp.	62,292	1,267,019
FVCBankcorp, Inc.	5,324	80,872
GBank Financial Holdings, Inc. (a) (b)	3,100	82,956
German American Bancorp, Inc.	12,425	519,241
Glacier Bancorp, Inc.	44,073	1,968,741
Great Southern Bancorp, Inc.	2,768	174,744
Greene County Bancorp, Inc.	2,200	49,302
Hancock Whitney Corp.	28,620	1,819,946
Hanmi Financial Corp.	10,400	274,144
Hanover Bancorp, Inc.	1,700	36,703
Hawthorn Bancshares, Inc.	2,000	67,380
HBT Financial, Inc.	4,500	120,240
Heritage Commerce Corp.	20,066	250,424
Heritage Financial Corp.	11,300	293,800
Hilltop Holdings, Inc.	15,100	540,882
Hingham Institution For Savings	568	162,357
Home Bancorp, Inc.	2,273	137,698
Home BancShares, Inc.	64,352	1,732,999
HomeTrust Bancshares, Inc. (b)	5,509	234,959
Hope Bancorp, Inc.	43,921	490,598
Horizon Bancorp, Inc.	18,040	298,923
Independent Bank Corp. (b) (c)	17,271	1,298,952
Independent Bank Corp. (c)	6,718	223,709
International Bancshares Corp.	18,650	1,254,958
Investar Holding Corp.	4,500	122,715
John Marshall Bancorp, Inc.	4,000	81,120
Kearny Financial Corp.	20,051	151,385
Security Description	Shares	Value
Lakeland Financial Corp.	8,628	$495,075
Landmark Bancorp, Inc. (b)	1,674	41,515
LCNB Corp.	4,100	63,919
LINKBANCORP, Inc.	7,100	59,214
Live Oak Bancshares, Inc.	12,090	399,816
MainStreet Bancshares, Inc. (b)	2,400	53,280
Mechanics Bancorp Class A (b)	17,174	253,316
Mercantile Bank Corp.	5,800	292,900
Meridian Corp.	3,300	62,568
Metrocity Bankshares, Inc. (b)	7,800	223,626
Metropolitan Bank Holding Corp.	3,100	258,199
Mid Penn Bancorp, Inc.	6,926	222,740
Midland States Bancorp, Inc.	7,302	162,908
MVB Financial Corp.	3,773	93,684
National Bank Holdings Corp. Class A	12,848	503,128
National Bankshares, Inc. (b)	2,200	80,102
NB Bancorp, Inc.	13,315	280,547
NBT Bancorp, Inc.	17,800	757,924
Nicolet Bankshares, Inc.	6,378	947,898
Northeast Bank	2,600	292,162
Northeast Community Bancorp, Inc.	4,000	95,200
Northfield Bancorp, Inc.	12,180	164,917
Northpointe Bancshares, Inc.	6,700	115,642
Northrim BanCorp, Inc.	7,300	167,024
Northwest Bancshares, Inc.	49,939	633,726
Norwood Financial Corp.	3,518	103,500
NU Holdings Ltd. Class A (a)	1,179,118	16,943,926
Oak Valley Bancorp	2,301	74,621
OceanFirst Financial Corp.	19,507	351,906
OFG Bancorp	14,900	602,854
Ohio Valley Banc Corp.	1,200	52,632
Old National Bancorp	119,854	2,648,773
Old Second Bancorp, Inc.	17,735	357,538
OP Bancorp	4,200	55,860
Orange County Bancorp, Inc.	4,000	127,920
Origin Bancorp, Inc.	10,200	422,892
Orrstown Financial Services, Inc.	6,300	227,304
Park National Corp.	5,117	836,374
Parke Bancorp, Inc.	3,297	93,635
Pathward Financial, Inc.	7,743	690,908
Patria Investments Ltd. Class A (b)	23,300	293,580
Patriot National Bancorp, Inc. (a) (b)	31,800	41,022
PCB Bancorp	3,800	85,462
Peapack-Gladstone Financial Corp.	5,300	186,613
Peoples Bancorp of North Carolina, Inc.	1,300	50,908
Peoples Bancorp, Inc.	12,014	394,900
Peoples Financial Services Corp. (b)	3,239	172,736
Pinnacle Financial Partners, Inc.	52,023	4,481,261
Pioneer Bancorp, Inc. (a)	4,019	55,944
Plumas Bancorp	2,200	107,404
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Ponce Financial Group, Inc. (a)	6,300	$105,273
Popular, Inc.	22,710	3,047,001
Preferred Bank	4,077	369,743
Primis Financial Corp.	7,169	95,204
Princeton Bancorp, Inc.	1,700	57,409
Prosperity Bancshares, Inc.	32,609	2,190,673
Provident Financial Services, Inc.	44,656	944,921
QCR Holdings, Inc.	5,620	480,229
RBB Bancorp	5,300	113,261
Red River Bancshares, Inc.	1,700	153,748
Renasant Corp.	32,732	1,182,607
Republic Bancorp, Inc. Class A	3,208	226,324
Rhinebeck Bancorp, Inc. (a) (b)	1,700	26,214
Richmond Mutual BanCorp, Inc. (b)	3,100	42,067
Riverview Bancorp, Inc.	7,200	39,600
S&T Bancorp, Inc.	12,961	542,159
SB Financial Group, Inc. (b)	2,100	44,100
Seacoast Banking Corp. of Florida	33,691	1,020,500
ServisFirst Bancshares, Inc.	17,930	1,305,842
Shore Bancshares, Inc.	10,725	200,343
Sierra Bancorp	4,118	139,683
Simmons First National Corp. Class A	49,939	971,314
SmartFinancial, Inc.	5,302	207,202
Sound Financial Bancorp, Inc. (b)	700	30,597
South Plains Financial, Inc.	4,221	176,860
Southern First Bancshares, Inc. (a)	2,500	136,250
Southern Missouri Bancorp, Inc.	3,300	211,002
Southside Bancshares, Inc.	9,855	306,392
Southstate Bank Corp.	34,289	3,172,418
SR Bancorp, Inc. (b)	2,500	42,200
Stellar Bancorp, Inc.	16,298	596,670
Sterling Bancorp, Inc. (a) (b) (d)	6,689	—
Stock Yards Bancorp, Inc.	9,400	623,126
Texas Capital Bancshares, Inc. (a)	15,128	1,435,345
TFS Financial Corp. (b)	18,817	264,379
Third Coast Bancshares, Inc. (a)	4,400	166,452
Timberland Bancorp, Inc.	2,388	94,159
Tompkins Financial Corp.	4,581	361,166
Towne Bank	29,890	1,006,396
TriCo Bancshares	10,372	493,085
Triumph Financial, Inc. (a) (b)	7,921	472,567
TrustCo Bank Corp.	6,219	272,268
Trustmark Corp.	19,396	817,347
UMB Financial Corp.	24,933	2,812,193
Union Bankshares, Inc. (b)	1,400	34,048
United Bankshares, Inc.	47,805	1,980,083
United Community Banks, Inc.	42,340	1,333,287
United Security Bancshares	5,100	53,601
Unity Bancorp, Inc.	2,295	118,950
Univest Financial Corp.	9,840	337,118
Security Description	Shares	Value
USCB Financial Holdings, Inc.	4,583	$84,969
Valley National Bancorp	165,868	2,036,859
Virginia National Bankshares Corp.	1,435	54,817
WaFd, Inc.	26,424	829,714
Washington Trust Bancorp, Inc.	6,623	221,606
Webster Financial Corp.	55,841	3,876,482
WesBanco, Inc.	32,859	1,133,307
West BanCorp, Inc.	5,200	123,708
Westamerica BanCorp	8,385	437,278
Western Alliance Bancorp	37,283	2,641,501
Western New England Bancorp, Inc.	6,000	77,580
Wintrust Financial Corp.	23,012	3,197,287
WSFS Financial Corp.	18,624	1,219,127
Zions Bancorp NA	50,600	2,915,572
		170,827,836
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a)	2,716	625,766
Celsius Holdings, Inc. (a) (b)	57,300	2,033,004
Coca-Cola Consolidated, Inc.	19,720	3,781,113
MGP Ingredients, Inc.	4,500	82,755
National Beverage Corp. (a)	8,494	285,823
Primo Brands Corp. (b)	88,900	1,673,987
Vita Coco Co., Inc. (a)	16,600	795,306
Zevia PBC Class A (a) (b)	18,900	22,113
		9,299,867
BIOTECHNOLOGY — 6.7%
4D Molecular Therapeutics, Inc. (a) (b)	14,900	138,719
Abeona Therapeutics, Inc. (a) (b)	14,100	63,168
Absci Corp. (a) (b)	49,200	147,600
ACADIA Pharmaceuticals, Inc. (a)	43,689	972,517
Actuate Therapeutics, Inc. (a) (b)	2,700	7,398
ADC Therapeutics SA (a) (b)	34,700	130,125
ADMA Biologics, Inc. (a)	80,385	724,269
Aduro Biotech, Inc. (a) (d)	2,090	—
Agios Pharmaceuticals, Inc. (a)	19,504	659,820
Akebia Therapeutics, Inc. (a) (b)	87,300	121,347
Akero Therapeutics, Inc. (a)	22,200	14,430
Aktis Oncology, Inc. (a)	7,100	127,019
Aldeyra Therapeutics, Inc. (a) (b)	18,700	31,603
Alector, Inc. (a) (b)	30,935	66,510
Alkermes PLC (a)	56,262	1,989,424
Allogene Therapeutics, Inc. (a) (b)	51,531	125,736
Alnylam Pharmaceuticals, Inc. (a)	44,680	14,783,272
Altimmune, Inc. (a)	44,500	137,060
Amicus Therapeutics, Inc. (a)	103,141	1,491,419
AnaptysBio, Inc. (a)	6,314	350,174
Anavex Life Sciences Corp. (a)	29,900	91,793
Anika Therapeutics, Inc. (a)	3,947	57,232
Annexon, Inc. (a)	45,000	249,300
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Apellis Pharmaceuticals, Inc. (a)	38,500	$1,548,855
Apogee Therapeutics, Inc. (a) (b)	15,300	1,287,801
Arbutus Biopharma Corp. (a) (b)	52,400	235,800
Arcellx, Inc. (a)	13,300	1,527,106
Arcturus Therapeutics Holdings, Inc. (a) (b)	8,035	62,030
Arcus Biosciences, Inc. (a)	29,295	632,772
Arcutis Biotherapeutics, Inc. (a)	38,300	902,348
Ardelyx, Inc. (a) (b)	83,000	497,170
ArriVent Biopharma, Inc. (a)	10,900	251,463
Arrowhead Pharmaceuticals, Inc. (a) (b)	46,161	2,894,295
ARS Pharmaceuticals, Inc. (a) (b)	20,200	162,206
Atrium Therapeutics, Inc. (a)	3,870	51,742
aTyr Pharma, Inc. (a) (b)	23,700	18,486
Aura Biosciences, Inc. (a) (b)	15,800	105,702
Aurinia Pharmaceuticals, Inc. (a)	41,200	610,584
Avita Medical, Inc. (a) (b)	4,000	14,800
Beam Therapeutics, Inc. (a) (b)	33,300	793,539
Benitec Biopharma, Inc. (a) (b)	6,600	70,290
Bicara Therapeutics, Inc. (a) (b)	11,200	222,768
BioCryst Pharmaceuticals, Inc. (a)	78,154	744,026
Biohaven Ltd. (a)	40,200	340,092
BioMarin Pharmaceutical, Inc. (a)	66,327	3,746,812
Bridgebio Pharma, Inc. (a)	54,794	4,069,002
Bright Minds Biosciences, Inc. (a) (b)	2,400	175,128
Candel Therapeutics, Inc. (a) (b)	16,500	80,850
Capricor Therapeutics, Inc. (a)	14,900	452,960
Cardiff Oncology, Inc. (a) (b)	19,700	31,914
CareDx, Inc. (a)	17,248	299,425
Caris Life Sciences, Inc. (a) (b)	31,800	568,584
Cartesian Therapeutics, Inc. (a) (b)	3,190	19,619
Catalyst Pharmaceuticals, Inc. (a)	40,087	992,554
Celcuity, Inc. (a) (b)	12,100	1,381,094
Celldex Therapeutics, Inc. (a)	22,500	713,700
CG oncology, Inc. (a) (b)	20,500	1,387,440
Chinook Therapeutics, Inc. (a) (d)	17,090	—
Cogent Biosciences, Inc. (a)	49,300	1,897,557
Coherus Oncology, Inc. (a) (b)	37,817	63,911
Compass Therapeutics, Inc. (a) (b)	45,900	242,811
Corvus Pharmaceuticals, Inc. (a) (b)	21,900	320,397
CRISPR Therapeutics AG (a) (b)	31,700	1,507,969
Cullinan Therapeutics, Inc. (a) (b)	18,100	257,201
Cytokinetics, Inc. (a) (b)	40,896	2,695,455
Day One Biopharmaceuticals, Inc. (a) (b)	27,500	589,600
Denali Therapeutics, Inc. (a) (b)	49,432	949,094
Security Description	Shares	Value
Design Therapeutics, Inc. (a) (b)	7,700	$81,928
DiaMedica Therapeutics, Inc. (a) (b)	11,200	75,824
Dianthus Therapeutics, Inc. (a)	12,300	1,032,216
Disc Medicine, Inc. (a) (b)	9,600	613,824
Dyne Therapeutics, Inc. (a) (b)	46,500	843,045
Editas Medicine, Inc. (a) (b)	32,539	80,371
Eledon Pharmaceuticals, Inc. (a) (b)	25,500	78,540
Emergent BioSolutions, Inc. (a) (b)	17,600	146,080
Enanta Pharmaceuticals, Inc. (a) (b)	8,900	112,407
Entrada Therapeutics, Inc. (a) (b)	9,940	125,443
Erasca, Inc. (a)	66,000	1,067,880
Evommune, Inc. (a)	3,600	82,764
Exelixis, Inc. (a)	91,884	3,940,905
Fate Therapeutics, Inc. (a) (b)	37,789	45,347
Fennec Pharmaceuticals, Inc. (a) (b)	10,200	62,730
Foghorn Therapeutics, Inc. (a) (b)	12,800	61,184
Geron Corp. (a) (b)	186,183	277,413
Gossamer Bio, Inc. (a) (b)	64,400	21,155
GRAIL, Inc. (a) (b)	12,083	624,449
Greenwich Lifesciences, Inc. (a) (b)	2,400	57,648
Gtx, Inc. CVR (a) (b)	85	161
Gyre Therapeutics, Inc. (a) (b)	4,800	33,456
Halozyme Therapeutics, Inc. (a)	40,458	2,614,801
Heron Therapeutics, Inc. (a) (b)	48,817	39,058
Humacyte, Inc. (a) (b)	54,700	33,187
Icosavax, Inc. (a)	9,700	3,007
Ideaya Biosciences, Inc. (a)	29,400	979,608
ImmunityBio, Inc. (a) (b)	102,800	788,476
Immunome, Inc. (a) (b)	35,600	778,572
Immunovant, Inc. (a) (b)	28,500	707,940
Inhibikase Therapeutics, Inc. (a) (b)	36,600	61,488
Inhibrx Biosciences, Inc. (a) (b)	3,100	208,413
Inmune Bio, Inc. (a) (b)	4,900	5,537
Insmed, Inc. (a)	73,766	12,062,216
Intellia Therapeutics, Inc. (a) (b)	38,000	487,160
Ionis Pharmaceuticals, Inc. (a)	55,621	4,176,581
Iovance Biotherapeutics, Inc. (a)	115,600	405,756
Ironwood Pharmaceuticals, Inc. (a) (b)	54,778	192,271
Jade Biosciences, Inc. (b)	10,991	154,424
Janux Therapeutics, Inc. (a)	14,900	207,110
KalVista Pharmaceuticals, Inc. (a) (b)	13,200	265,716
Keros Therapeutics, Inc. (a)	10,090	111,394
Kodiak Sciences, Inc. (a)	13,035	496,894
Korro Bio, Inc. (a) (b)	2,200	24,904
Krystal Biotech, Inc. (a)	8,567	2,213,027
Kura Oncology, Inc. (a)	27,600	224,388
Kymera Therapeutics, Inc. (a) (b)	19,900	1,657,471
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Larimar Therapeutics, Inc. (a)	15,400	$69,300
Lexeo Therapeutics, Inc. (a) (b)	23,500	134,890
Madrigal Pharmaceuticals, Inc. (a)	5,913	3,095,278
MannKind Corp. (a)	108,000	264,600
MapLight Therapeutics, Inc. (a)	6,600	134,178
MeiraGTx Holdings PLC (a) (b)	15,200	131,632
Merrimack Pharmaceuticals, Inc. (a) (d)	3,300	—
MiMedx Group, Inc. (a)	41,300	163,135
Mineralys Therapeutics, Inc. (a)	16,200	438,858
Mirum Pharmaceuticals, Inc. (a)	14,600	1,348,748
Monopar Therapeutics, Inc. (a) (b)	1,500	82,185
Monte Rosa Therapeutics, Inc. (a)	20,700	340,515
Myriad Genetics, Inc. (a)	30,495	137,228
Natera, Inc. (a)	46,532	9,305,935
Neurocrine Biosciences, Inc. (a)	33,747	4,445,830
Neurogene, Inc. (a)	3,800	76,608
Nkarta, Inc. (a) (b)	15,800	33,338
Novavax, Inc. (a) (b)	52,593	428,107
Nurix Therapeutics, Inc. (a)	35,600	551,800
Nuvalent, Inc. Class A (a)	17,300	1,772,385
Nuvectis Pharma, Inc. (a) (b)	5,000	38,650
Olema Pharmaceuticals, Inc. (a)	23,900	356,349
Organogenesis Holdings, Inc. (a) (b)	21,798	51,661
ORIC Pharmaceuticals, Inc. (a) (b)	23,000	291,410
Oruka Therapeutics, Inc. (a)	13,300	652,365
Palvella Therapeutics, Inc. (a)	2,700	336,555
Perspective Therapeutics, Inc. (a) (b)	19,800	82,566
Praxis Precision Medicines, Inc. (a) (b)	8,900	2,867,491
Precigen, Inc. (a) (b)	63,641	246,291
Prime Medicine, Inc. (a) (b)	37,100	129,108
Protagonist Therapeutics, Inc. (a)	20,002	2,108,211
Protalix BioTherapeutics, Inc. (a) (b)	27,900	60,543
Protara Therapeutics, Inc. (a) (b)	17,400	90,654
Prothena Corp. PLC (a)	15,300	148,716
PTC Therapeutics, Inc. (a)	27,100	1,846,323
Puma Biotechnology, Inc. (a) (b)	14,900	95,211
Recursion Pharmaceuticals, Inc. Class A (a) (b)	156,800	481,376
REGENXBIO, Inc. (a) (b)	15,500	129,890
Relay Therapeutics, Inc. (a)	48,600	483,570
Replimune Group, Inc. (a)	25,400	194,310
Revolution Medicines, Inc. (a)	59,944	5,829,554
Rezolute, Inc. (a) (b)	25,100	76,555
Rhythm Pharmaceuticals, Inc. (a)	18,400	1,600,248
Rigel Pharmaceuticals, Inc. (a)	5,868	158,671
Security Description	Shares	Value
Rocket Pharmaceuticals, Inc. (a) (b)	28,400	$101,672
Roivant Sciences Ltd. (a)	147,897	4,096,747
Sana Biotechnology, Inc. (a) (b)	59,000	169,920
Sarepta Therapeutics, Inc. (a) (b)	34,852	758,380
Savara, Inc. (a)	49,800	271,908
Scholar Rock Holding Corp. (a) (b)	30,300	1,489,548
SELLAS Life Sciences Group, Inc. (a) (b)	58,700	248,301
Sionna Therapeutics, Inc. (a)	5,700	228,513
Soleno Therapeutics, Inc. (a)	17,300	579,204
Solid Biosciences, Inc. (a) (b)	19,600	141,120
Spyre Therapeutics, Inc. (a) (b)	23,800	1,200,472
Stoke Therapeutics, Inc. (a) (b)	17,100	556,776
Summit Therapeutics, Inc. (a) (b)	41,200	781,152
Syndax Pharmaceuticals, Inc. (a)	29,620	691,923
Tango Therapeutics, Inc. (a) (b)	38,000	794,960
Taysha Gene Therapies, Inc. (a)	76,100	340,167
Tectonic Therapeutic, Inc. (a) (b)	3,900	120,549
Tevogen Bio Holdings, Inc. (a) (b)	178	805
TG Therapeutics, Inc. (a) (b)	50,342	1,672,361
Tobira Therapeutics, Inc. CVR (a)	200	906
Tonix Pharmaceuticals Holding Corp. (a) (b)	4,700	64,625
Travere Therapeutics, Inc. (a) (b)	28,698	852,618
TriSalus Life Sciences, Inc. (a)	10,000	40,000
TuHURA Biosciences, Inc. (a) (b)	10,900	19,511
Twist Bioscience Corp. (a) (b)	21,112	1,003,242
Tyra Biosciences, Inc. (a) (b)	9,107	348,798
Ultragenyx Pharmaceutical, Inc. (a)	32,376	678,277
United Therapeutics Corp. (a)	14,801	8,776,697
Upstream Bio, Inc. (a)	11,100	99,900
UroGen Pharma Ltd. (a) (b)	13,700	246,326
Vanda Pharmaceuticals, Inc. (a)	19,651	135,788
Vaxcyte, Inc. (a)	42,800	2,487,108
Vera Therapeutics, Inc. (a)	21,500	864,945
Veracyte, Inc. (a)	27,287	878,914
Verastem, Inc. (a) (b)	22,800	120,840
Vericel Corp. (a)	17,373	558,889
Viking Therapeutics, Inc. (a) (b)	38,600	1,256,044
Vir Biotechnology, Inc. (a)	31,739	284,381
Viridian Therapeutics, Inc. (a)	28,300	553,548
Voyager Therapeutics, Inc. (a)	17,400	67,164
Xencor, Inc. (a)	24,785	298,907
Xenon Pharmaceuticals, Inc. (a)	29,900	1,738,685
XOMA Royalty Corp. (a) (b)	3,100	97,247
Zenas Biopharma, Inc. (a) (b)	8,000	156,400
Zymeworks, Inc. (a)	17,000	425,680
		173,871,802
BROADLINE RETAIL — 0.6%
Coupang, Inc. (a)	461,230	8,708,022
Dillard's, Inc. Class A (b)	1,032	590,418
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Etsy, Inc. (a) (b)	32,800	$1,639,344
Groupon, Inc. (a) (b)	7,900	94,010
Kohl's Corp.	37,706	486,407
Macy's, Inc.	93,200	1,685,988
Ollie's Bargain Outlet Holdings, Inc. (a)	21,369	1,966,803
Savers Value Village, Inc. (a) (b)	13,500	100,440
		15,271,432
BUILDING PRODUCTS — 1.5%
AAON, Inc. (b)	23,427	1,938,584
Advanced Drainage Systems, Inc.	24,586	3,371,478
American Woodmark Corp. (a)	4,956	197,397
Apogee Enterprises, Inc.	7,209	241,790
Armstrong World Industries, Inc.	15,195	2,504,136
AZZ, Inc.	10,293	1,287,963
Carlisle Cos., Inc.	14,438	4,816,806
CSW Industrials, Inc. (b)	5,531	1,441,268
Fortune Brands Innovations, Inc.	42,436	1,653,731
Gibraltar Industries, Inc. (a)	10,500	418,635
Griffon Corp.	13,300	966,644
Hayward Holdings, Inc. (a)	72,600	971,388
Insteel Industries, Inc.	6,587	221,389
Janus International Group, Inc. (a) (b)	45,900	236,385
JELD-WEN Holding, Inc. (a) (b)	25,609	31,755
Masterbrand, Inc. (a)	44,800	372,288
Modine Manufacturing Co. (a)	18,083	3,918,767
Owens Corning	28,445	3,078,318
Quanex Building Products Corp. (b)	15,650	281,231
Resideo Technologies, Inc. (a)	44,377	1,495,949
Simpson Manufacturing Co., Inc.	14,454	2,480,595
Tecnoglass, Inc. (b)	9,300	414,315
Trex Co., Inc. (a)	37,138	1,352,566
UFP Industries, Inc.	19,810	1,824,897
Zurn Elkay Water Solutions Corp.	51,890	2,326,748
		37,845,023
CAPITAL MARKETS — 2.9%
Acadian Asset Management, Inc.	9,173	499,195
Affiliated Managers Group, Inc.	9,539	2,639,441
AlTi Global, Inc. (a) (b)	13,000	47,060
Artisan Partners Asset Management, Inc. Class A	21,502	782,458
Bakkt, Inc. (a) (b)	5,000	36,800
BGC Group, Inc. Class A	125,800	1,230,324
Blue Owl Capital, Inc. (b)	229,536	2,095,664
Brookfield Asset Management Ltd. Class A (b)	134,600	5,982,970
Bullish (a) (b)	11,500	410,895
Carlyle Group, Inc. (b)	91,212	4,413,749
Cohen & Steers, Inc.	9,509	594,788
Diamond Hill Investment Group, Inc.	868	149,383
Security Description	Shares	Value
DigitalBridge Group, Inc.	61,529	$948,777
Donnelley Financial Solutions, Inc. (a)	8,875	418,367
Evercore, Inc. Class A	12,841	3,833,167
Freedom Holding Corp. (a) (b)	6,200	898,256
GCM Grosvenor, Inc. Class A (b)	21,000	205,800
Hamilton Lane, Inc. Class A	14,204	1,411,878
Houlihan Lokey, Inc.	18,900	2,714,418
Innventure, Inc. (a) (b)	17,700	69,207
Janus Henderson Group PLC	42,700	2,193,499
Jefferies Financial Group, Inc.	53,219	2,196,348
Lazard, Inc. (b)	32,602	1,384,933
LPL Financial Holdings, Inc.	28,104	8,454,526
Marex Group PLC	19,200	855,936
MarketAxess Holdings, Inc.	12,800	2,111,744
MarketWise, Inc. (b)	569	10,652
Miami International Holdings, Inc. (a)	8,400	326,928
Moelis & Co. Class A (b)	25,800	1,470,600
Morningstar, Inc.	7,497	1,267,368
Open Lending Corp. (a) (b)	32,300	40,375
Perella Weinberg Partners (b)	22,400	406,784
Piper Sandler Cos.	24,164	1,849,754
PJT Partners, Inc. Class A	7,972	1,113,848
Ridgepost Capital, Inc. Class A (b)	20,800	151,008
SEI Investments Co.	35,706	2,801,850
Siebert Financial Corp. (a) (b)	4,800	9,216
Silvercrest Asset Management Group, Inc. Class A	3,100	41,664
StepStone Group, Inc. Class A	24,126	1,151,293
Stifel Financial Corp.	51,674	3,819,742
StoneX Group, Inc. (a)	25,396	2,048,187
TPG, Inc.	48,257	1,954,891
Tradeweb Markets, Inc. Class A	41,092	4,834,885
Value Line, Inc. (b)	200	7,058
Victory Capital Holdings, Inc. Class A (b)	15,600	1,021,488
Virtu Financial, Inc. Class A	27,797	1,222,512
Virtus Investment Partners, Inc.	2,227	299,197
Wealthfront Corp. (a)	12,100	111,925
Webull Corp. (a) (b)	96,300	462,240
Westwood Holdings Group, Inc. (b)	2,700	44,469
WisdomTree, Inc. (b)	42,899	624,609
XP, Inc. Class A	139,300	2,652,272
		76,324,398
CHEMICALS — 1.6%
AdvanSix, Inc.	9,200	224,480
American Vanguard Corp. (a)	9,552	23,785
Arq, Inc. (a) (b)	9,300	23,808
Ashland, Inc.	15,772	877,081
ASP Isotopes, Inc. (a) (b)	38,900	171,938
Aspen Aerogels, Inc. (a) (b)	21,600	73,872
Avient Corp.	31,346	1,137,860
Axalta Coating Systems Ltd. (a)	74,000	2,049,800
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Balchem Corp.	11,286	$1,912,751
Cabot Corp.	17,930	1,350,308
Celanese Corp.	38,500	2,532,145
Chemours Co.	52,343	1,153,116
Core Molding Technologies, Inc. (a)	2,400	53,760
Eastman Chemical Co.	39,900	3,045,168
Ecovyst, Inc. (a) (b)	39,350	506,041
Element Solutions, Inc.	79,300	2,707,302
Flotek Industries, Inc. (a) (b)	5,100	86,547
FMC Corp. (b)	43,800	754,236
Hawkins, Inc. (b)	6,796	1,043,866
HB Fuller Co.	18,760	1,157,117
Huntsman Corp. (b)	57,739	768,506
Ingevity Corp. (a)	12,438	885,959
Innospec, Inc.	8,495	620,305
Intrepid Potash, Inc. (a) (b)	3,890	166,375
Koppers Holdings, Inc. (b)	6,530	252,580
Kronos Worldwide, Inc. (b)	8,100	53,217
LSB Industries, Inc. (a)	18,600	277,140
Mativ Holdings, Inc.	19,521	169,833
Minerals Technologies, Inc.	10,992	779,553
NewMarket Corp.	2,183	1,399,194
Olin Corp.	40,347	1,199,516
Orion SA	20,200	131,300
Perimeter Solutions, Inc. (a)	48,400	1,181,928
PureCycle Technologies, Inc. (a) (b)	45,600	236,664
Quaker Chemical Corp. (b)	4,807	597,174
Rayonier Advanced Materials, Inc. (a)	22,100	244,647
RPM International, Inc.	44,343	4,407,694
Scotts Miracle-Gro Co.	15,144	920,907
Sensient Technologies Corp.	14,519	1,255,022
Solesence, Inc. (a) (b)	4,000	3,794
Solstice Advanced Materials, Inc.	55,500	4,226,880
Stepan Co.	7,678	383,746
Tronox Holdings PLC	41,069	401,244
Valhi, Inc.	970	13,871
Westlake Corp. (b)	11,696	1,366,327
		42,828,357
COMMERCIAL SERVICES & SUPPLIES — 1.2%
ABM Industries, Inc.	20,788	800,754
ACCO Brands Corp.	32,142	96,426
Acme United Corp.	1,400	62,874
ACV Auctions, Inc. Class A (a)	58,600	248,464
BrightView Holdings, Inc. (a)	23,900	281,781
Brink's Co.	14,214	1,472,997
Casella Waste Systems, Inc. Class A (a) (b)	21,790	1,728,819
CECO Environmental Corp. (a) (b)	10,100	601,758
Cimpress PLC (a) (b)	5,833	425,809
Clean Harbors, Inc. (a)	17,653	5,061,645
CompX International, Inc. (b)	600	14,016
CoreCivic, Inc. (a)	35,525	671,778
Security Description	Shares	Value
Deluxe Corp.	15,376	$423,455
Driven Brands Holdings, Inc. (a) (b)	21,100	266,071
Ennis, Inc.	8,497	182,006
Enviri Corp. (a) (b)	26,125	512,572
GEO Group, Inc. (a)	46,363	779,362
Healthcare Services Group, Inc. (a)	24,265	450,116
HNI Corp.	24,534	819,190
Interface, Inc.	19,962	497,453
Liquidity Services, Inc. (a)	7,813	238,843
MillerKnoll, Inc.	23,834	344,640
Mobile Infrastructure Corp. (a)	4,800	10,752
Montrose Environmental Group, Inc. (a) (b)	11,595	253,815
MSA Safety, Inc.	12,873	2,110,528
NL Industries, Inc.	2,831	16,505
OPENLANE, Inc. (a)	36,592	1,066,657
Perma-Fix Environmental Services, Inc. (a) (b)	5,600	59,864
Pitney Bowes, Inc. (b)	55,364	611,772
Quad/Graphics, Inc.	9,800	64,778
RB Global, Inc.	64,610	6,192,868
Tetra Tech, Inc.	90,610	2,729,173
UniFirst Corp.	5,050	1,270,529
Vestis Corp. (a) (b)	31,770	249,712
Virco Mfg. Corp. (b)	4,600	28,152
		30,645,934
COMMUNICATIONS EQUIPMENT — 0.5%
ADTRAN Holdings, Inc. (a) (b)	26,237	330,061
Applied Optoelectronics, Inc. (a) (b)	22,800	1,928,652
Aviat Networks, Inc. (a) (b)	4,200	94,962
BK Technologies Corp. (a)	1,000	74,630
Calix, Inc. (a)	20,900	1,023,891
Clearfield, Inc. (a) (b)	3,800	100,586
Digi International, Inc. (a) (b)	12,870	620,334
Extreme Networks, Inc. (a)	46,300	698,204
Harmonic, Inc. (a)	38,800	348,424
Inseego Corp. (a) (b)	4,100	45,592
NETGEAR, Inc. (a) (b)	9,389	205,056
NetScout Systems, Inc. (a)	24,307	772,720
Ribbon Communications, Inc. (a)	33,700	71,444
Ubiquiti, Inc.	1,452	1,147,501
Viasat, Inc. (a)	42,611	1,951,584
Viavi Solutions, Inc. (a) (b)	79,558	2,647,690
Vistance Networks, Inc. (a)	74,855	1,362,361
		13,423,692
CONSTRUCTION & ENGINEERING — 1.9%
AECOM	44,996	3,816,561
Ameresco, Inc. Class A (a) (b)	11,200	285,600
API Group Corp. (a)	124,584	5,048,144
Arcosa, Inc.	16,786	1,781,666
Argan, Inc. (b)	4,588	2,498,854
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Bowman Consulting Group Ltd. (a) (b)	4,600	$130,824
Cardinal Infrastructure Group, Inc. Class A (a) (b)	4,400	174,482
Centuri Holdings, Inc. (a)	30,600	893,826
Concrete Pumping Holdings, Inc. (a)	7,056	50,380
Construction Partners, Inc. Class A (a) (b)	16,498	1,833,258
Dycom Industries, Inc. (a)	9,992	3,385,489
Everus Construction Group, Inc. (a)	17,959	2,120,239
Fluor Corp. (a)	55,007	2,566,077
Granite Construction, Inc.	15,079	1,807,670
Great Lakes Dredge & Dock Corp. (a)	23,550	400,350
IES Holdings, Inc. (a) (b)	3,100	1,477,057
Legence Corp. Class A (a) (b)	12,900	728,334
Limbach Holdings, Inc. (a) (b)	3,600	280,980
MasTec, Inc. (a)	21,653	6,966,636
Matrix Service Co. (a)	9,800	112,504
MYR Group, Inc. (a)	5,348	1,509,847
NWPX Infrastructure, Inc. (a)	3,316	258,184
Orion Group Holdings, Inc. (a)	13,400	146,060
Primoris Services Corp.	18,654	2,668,268
Southland Holdings, Inc. (a) (b)	3,700	4,810
Sterling Infrastructure, Inc. (a) (b)	10,211	4,158,634
Tutor Perini Corp.	15,300	1,181,007
Valmont Industries, Inc.	6,814	2,722,670
WillScot Holdings Corp. (b)	62,413	1,083,490
		50,091,901
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	10,823	2,050,417
James Hardie Industries PLC (a) (b)	52,982	1,003,479
Knife River Corp. (a) (b)	19,661	1,605,321
Smith-Midland Corp. (a) (b)	900	29,277
Titan America SA (a)	8,300	124,334
U.S. Lime & Minerals, Inc.	3,705	483,910
		5,296,738
CONSUMER FINANCE — 1.0%
Ally Financial, Inc.	96,162	3,772,435
Atlanticus Holdings Corp. (a) (b)	1,800	94,446
Bread Financial Holdings, Inc. (b)	15,810	1,184,011
Consumer Portfolio Services, Inc. (a)	2,200	17,006
Credit Acceptance Corp. (a) (b)	1,329	562,778
Dave, Inc. (a) (b)	3,600	626,724
Encore Capital Group, Inc. (a) (b)	7,651	536,488
Enova International, Inc. (a)	8,300	1,127,389
Figure Technology Solutions, Inc. Class A (a) (b)	12,200	414,190
FirstCash Holdings, Inc. (b)	13,515	2,540,820
Green Dot Corp. Class A (a) (b)	18,500	207,570
Security Description	Shares	Value
Jefferson Capital, Inc.	7,500	$144,225
LendingClub Corp. (a)	39,906	571,454
LendingTree, Inc. (a) (b)	3,936	168,776
Medallion Financial Corp.	5,700	48,792
Navient Corp.	24,404	199,625
Nelnet, Inc. Class A	4,442	572,840
NerdWallet, Inc. Class A (a) (b)	13,600	141,168
OneMain Holdings, Inc.	41,444	2,216,840
Oportun Financial Corp. (a) (b)	12,100	55,781
OppFi, Inc.	9,100	70,161
PRA Group, Inc. (a)	13,372	234,010
PROG Holdings, Inc.	13,374	383,700
Regional Management Corp.	3,000	96,750
SLM Corp. (b)	70,812	1,516,085
SoFi Technologies, Inc. (a) (b)	427,274	6,785,111
Upstart Holdings, Inc. (a) (b)	29,903	767,012
Vroom, Inc. (a) (b)	600	7,986
World Acceptance Corp. (a) (b)	828	111,813
		25,175,986
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.5%
Albertsons Cos., Inc. Class A (b)	123,200	2,099,328
Andersons, Inc.	11,085	795,681
BJ's Wholesale Club Holdings, Inc. (a)	45,600	4,487,952
Casey's General Stores, Inc.	12,915	9,400,312
Chefs' Warehouse, Inc. (a) (b)	12,600	749,070
Grocery Outlet Holding Corp. (a) (b)	32,145	226,622
HF Foods Group, Inc. (a) (b)	12,100	22,385
Ingles Markets, Inc. Class A	4,856	436,506
Maplebear, Inc. (a) (b)	60,200	2,255,092
Natural Grocers by Vitamin Cottage, Inc. (b)	4,000	103,400
Performance Food Group Co. (a)	53,208	4,557,797
PriceSmart, Inc.	8,891	1,338,096
Sprouts Farmers Market, Inc. (a)	34,247	2,641,471
U.S. Foods Holding Corp. (a)	78,300	7,220,043
United Natural Foods, Inc. (a)	20,699	932,697
Village Super Market, Inc. Class A	3,479	146,918
Weis Markets, Inc. (b)	4,715	322,459
		37,735,829
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	22,839	2,878,171
Ardagh Metal Packaging SA	46,600	188,730
Crown Holdings, Inc.	40,327	4,042,782
Graphic Packaging Holding Co.	102,725	1,021,086
Greif, Inc. Class A	8,300	556,681
Greif, Inc. Class B (b)	1,542	134,987
Myers Industries, Inc.	13,195	279,470
O-I Glass, Inc. (a) (b)	53,528	562,579
Ranpak Holdings Corp. (a) (b)	14,700	52,479
Sealed Air Corp. (b)	51,304	2,157,333
Silgan Holdings, Inc. (b)	30,668	1,189,918
Sonoco Products Co.	34,278	1,854,097
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
TriMas Corp. (b)	11,106	$399,150
		15,317,463
DISTRIBUTORS — 0.1%
GigaCloud Technology, Inc. Class A (a)	8,300	376,654
Gold.com, Inc.	6,500	260,520
LKQ Corp. (b)	90,400	2,655,048
Weyco Group, Inc. (b)	2,100	67,305
		3,359,527
DIVERSIFIED CONSUMER SERVICES — 0.9%
ADT, Inc.	179,149	1,177,009
American Public Education, Inc. (a)	5,900	335,592
Bright Horizons Family Solutions, Inc. (a)	19,802	1,626,338
Carriage Services, Inc.	4,696	214,419
Coursera, Inc. (a) (b)	49,200	286,344
Covista, Inc. (a)	11,774	1,356,954
Duolingo, Inc. (a) (b)	13,215	1,302,603
European Wax Center, Inc. Class A (a) (b)	9,300	53,754
Frontdoor, Inc. (a)	25,211	1,332,653
Graham Holdings Co. Class B	1,103	1,166,158
Grand Canyon Education, Inc. (a)	9,578	1,628,547
H&R Block, Inc.	43,826	1,391,037
KinderCare Learning Cos., Inc. (a) (b)	9,900	21,780
Laureate Education, Inc. (a)	43,770	1,524,947
Liberty Live Holdings, Inc. Class C (a)	16,933	1,593,565
Lincoln Educational Services Corp. (a)	10,300	419,004
Matthews International Corp. Class A (b)	10,531	271,910
McGraw Hill, Inc. (a)	9,500	130,150
Mister Car Wash, Inc. (a) (b)	34,100	237,677
Nerdy, Inc. (a) (b)	19,700	16,079
OneSpaWorld Holdings Ltd. (b)	34,500	791,775
Perdoceo Education Corp.	22,312	830,230
Phoenix Education Partners, Inc. (b)	1,600	50,336
Service Corp. International (b)	47,583	3,926,073
Strategic Education, Inc.	7,946	659,200
Stride, Inc. (a) (b)	14,405	1,270,089
Udemy, Inc. (a)	33,500	154,770
Universal Technical Institute, Inc. (a) (b)	16,400	592,040
Zspace, Inc. (a)	1,400	159
		24,361,192
DIVERSIFIED REITs — 0.4%
AH Realty Trust, Inc. REIT (b)	26,800	147,400
Alpine Income Property Trust, Inc. REIT	5,334	96,012
American Assets Trust, Inc. REIT	18,317	337,216
Security Description	Shares	Value
Broadstone Net Lease, Inc. REIT	65,819	$1,202,513
CTO Realty Growth, Inc. REIT	10,835	200,339
Essential Properties Realty Trust, Inc. REIT	68,428	2,077,474
Gladstone Commercial Corp. REIT	16,830	192,367
Global Net Lease, Inc. REIT	68,174	638,109
Modiv Industrial, Inc. REIT (b)	3,100	44,392
NexPoint Diversified Real Estate Trust REIT (b)	13,243	61,845
WP Carey, Inc. REIT	75,446	5,127,310
		10,124,977
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Anterix, Inc. (a) (b)	4,007	153,027
AST SpaceMobile, Inc. (a) (b)	76,100	6,306,407
ATN International, Inc.	3,257	88,656
Bandwidth, Inc. Class A (a)	9,902	176,454
Cogent Communications Holdings, Inc. (b)	16,674	314,138
GCI Liberty, Inc. Class C (a) (b)	12,585	468,288
Globalstar, Inc. (a) (b)	17,286	1,148,136
IDT Corp. Class B	5,600	274,960
Iridium Communications, Inc.	32,675	906,404
Liberty Global Ltd. Class A (a) (b)	54,800	662,532
Liberty Global Ltd. Class C (a)	50,600	593,538
Liberty Latin America Ltd. Class A (a) (b)	14,988	129,496
Liberty Latin America Ltd. Class C (a) (b)	42,200	372,204
Lumen Technologies, Inc. (a)	329,100	2,287,245
Shenandoah Telecommunications Co. (b)	17,550	270,621
Uniti Group, Inc. (b)	57,794	542,108
		14,694,214
ELECTRIC UTILITIES — 0.6%
Genie Energy Ltd. Class B	7,500	106,050
Hawaiian Electric Industries, Inc. (a) (b)	56,683	841,176
IDACORP, Inc. (b)	18,838	2,693,269
MGE Energy, Inc.	12,771	987,070
OGE Energy Corp.	73,338	3,517,290
Oklo, Inc. (a) (b)	42,100	2,087,739
Otter Tail Corp.	13,276	1,165,234
Portland General Electric Co. (b)	38,597	2,036,764
TXNM Energy, Inc.	34,360	2,008,686
		15,443,278
ELECTRICAL EQUIPMENT — 1.8%
Acuity, Inc.	10,761	3,015,447
Allient, Inc.	5,043	297,991
American Superconductor Corp. (a)	15,800	534,830
Amprius Technologies, Inc. (a) (b)	40,200	677,772
Array Technologies, Inc. (a) (b)	52,400	378,852
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Atkore, Inc.	11,600	$683,356
Bloom Energy Corp. Class A (a)	75,546	10,235,728
EnerSys	12,541	2,178,622
Enovix Corp. (a) (b)	66,000	341,880
Eos Energy Enterprises, Inc. (a) (b)	107,200	531,712
Fluence Energy, Inc. (a)	24,400	335,744
Hyliion Holdings Corp. (a) (b)	40,500	71,280
KULR Technology Group, Inc. (a) (b)	14,600	34,602
LSI Industries, Inc.	10,000	186,000
NANO Nuclear Energy, Inc. (a)	13,900	284,672
Net Power, Inc. (a) (b)	11,800	18,408
Nextpower, Inc. Class A (a)	49,900	6,015,445
NuScale Power Corp. (a) (b)	54,900	595,116
nVent Electric PLC	55,500	6,564,540
Plug Power, Inc. (a) (b)	461,188	1,042,285
Powell Industries, Inc. (b)	3,275	1,772,037
Power Solutions International, Inc. (a) (b)	3,100	188,728
Preformed Line Products Co.	900	243,675
Regal Rexnord Corp.	23,045	4,315,407
Sensata Technologies Holding PLC	50,447	1,776,743
Shoals Technologies Group, Inc. Class A (a) (b)	57,100	375,718
SKYX Platforms Corp. (a)	30,800	34,496
SunPower, Inc. (a) (b)	30,700	38,989
Sunrun, Inc. (a)	78,989	1,071,091
T1 Energy, Inc. (a) (b)	69,800	306,422
Thermon Group Holdings, Inc. (a)	11,280	568,512
Vicor Corp. (a)	7,876	1,268,036
		45,984,136
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
908 Devices, Inc. (a) (b)	9,400	57,528
Advanced Energy Industries, Inc.	12,854	4,148,114
Aeva Technologies, Inc. (a) (b)	13,600	178,976
Arlo Technologies, Inc. (a)	35,717	508,253
Arrow Electronics, Inc. (a)	17,994	2,580,520
Avnet, Inc.	28,297	1,743,661
Badger Meter, Inc.	10,276	1,565,549
Bel Fuse, Inc. Class A	200	36,040
Bel Fuse, Inc. Class B (b)	3,900	772,122
Belden, Inc.	13,463	1,545,956
Benchmark Electronics, Inc.	12,231	685,670
Climb Global Solutions, Inc. (b)	5,200	103,064
Cognex Corp.	58,471	2,864,494
Crane NXT Co. (b)	17,148	696,037
CTS Corp.	10,087	481,755
Daktronics, Inc. (a)	13,600	265,880
ePlus, Inc.	9,236	695,009
Evolv Technologies Holdings, Inc. (a) (b)	53,100	321,255
Fabrinet (a)	12,349	6,440,250
Security Description	Shares	Value
Flex Ltd. (a)	128,300	$8,398,518
Frequency Electronics, Inc. (a) (b)	2,200	97,372
Ingram Micro Holding Corp. (b)	7,500	174,825
Insight Enterprises, Inc. (a)	10,138	679,347
IPG Photonics Corp. (a) (b)	8,600	985,474
Itron, Inc. (a) (b)	15,803	1,416,423
Kimball Electronics, Inc. (a)	8,144	192,931
Knowles Corp. (a) (b)	29,968	769,578
Littelfuse, Inc.	8,579	2,911,284
Methode Electronics, Inc.	10,680	58,954
MicroVision, Inc. (a) (b)	101,500	65,082
Mirion Technologies, Inc. (a) (b)	83,300	1,548,547
M-Tron Industries, Inc. (a)	900	60,165
Napco Security Technologies, Inc.	11,756	463,069
Neonode, Inc. (a)	3,100	4,340
nLight, Inc. (a)	16,288	928,742
Novanta, Inc. (a) (b)	12,331	1,456,414
OSI Systems, Inc. (a) (b)	5,439	1,444,109
Ouster, Inc. (a) (b)	19,400	356,378
PC Connection, Inc.	3,860	225,656
Plexus Corp. (a)	9,200	1,863,368
Powerfleet, Inc. NJ (a) (b)	41,100	126,588
Ralliant Corp.	40,100	1,667,759
Red Cat Holdings, Inc. (a) (b)	36,000	471,240
Richardson Electronics Ltd. (b)	3,600	39,420
Rogers Corp. (a)	6,295	675,642
Sanmina Corp. (a)	18,475	2,395,099
ScanSource, Inc. (a)	7,509	272,577
TD SYNNEX Corp.	26,584	4,484,987
TTM Technologies, Inc. (a)	35,000	3,409,700
Vishay Intertechnology, Inc.	42,245	760,410
Vishay Precision Group, Inc. (a) (b)	4,100	178,022
Vontier Corp.	50,300	1,784,141
Vuzix Corp. (a) (b)	21,900	50,589
		66,106,883
ENERGY EQUIPMENT & SERVICES — 1.6%
Archrock, Inc.	59,598	2,074,010
Atlas Energy Solutions, Inc. (b)	27,100	355,552
Borr Drilling Ltd. (a) (b)	98,500	568,345
Bristow Group, Inc.	9,833	461,069
Cactus, Inc. Class A (b)	23,843	1,129,443
Core Laboratories, Inc. (b)	16,300	273,677
DMC Global, Inc. (a) (b)	6,200	32,302
Energy Services of America Corp. (b)	4,800	63,024
Expro Group Holdings NV (a) (b)	28,283	492,407
Flowco Holdings, Inc. Class A	7,600	156,560
Forum Energy Technologies, Inc. (a)	3,700	217,042
Helix Energy Solutions Group, Inc. (a)	48,209	476,787
Helmerich & Payne, Inc.	34,300	1,235,829
Innovex International, Inc. (a) (b)	13,575	331,094
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Kodiak Gas Services, Inc.	28,700	$1,673,784
Liberty Energy, Inc.	54,800	1,578,240
Mammoth Energy Services, Inc. (a)	8,600	21,070
Nabors Industries Ltd. (a)	4,927	424,018
National Energy Services Reunited Corp. (a)	23,100	495,957
Natural Gas Services Group, Inc.	3,400	128,316
Noble Corp. PLC (b)	43,522	2,135,625
NOV, Inc.	126,204	2,373,897
Oceaneering International, Inc. (a)	34,281	1,215,947
Oil States International, Inc. (a)	20,066	233,568
Patterson-UTI Energy, Inc.	120,450	1,304,473
ProFrac Holding Corp. Class A (a) (b)	9,200	57,040
ProPetro Holding Corp. (a)	33,599	484,162
Ranger Energy Services, Inc. Class A	7,800	133,692
RPC, Inc. (b)	30,910	218,843
SEACOR Marine Holdings, Inc. (a) (b)	6,900	49,404
Seadrill Ltd. (a)	21,800	991,900
Select Water Solutions, Inc.	32,592	498,658
Solaris Energy Infrastructure, Inc.	16,100	909,811
TechnipFMC PLC	139,707	9,657,945
TETRA Technologies, Inc. (a)	43,800	373,176
Tidewater, Inc. (a) (b)	16,925	1,414,084
Transocean Ltd. (a) (b)	320,100	2,122,263
Valaris Ltd. (a) (b)	21,300	2,088,252
Weatherford International PLC	24,500	2,317,210
		40,768,476
ENTERTAINMENT — 2.2%
AMC Entertainment Holdings, Inc. Class A (a)	171,975	168,535
Atlanta Braves Holdings, Inc. Class A (a) (b)	4,638	218,682
Atlanta Braves Holdings, Inc. Class C (a)	13,257	566,074
Cinemark Holdings, Inc.	36,838	1,050,620
CuriosityStream, Inc. (b)	14,600	43,216
Gaia, Inc. (a) (b)	5,000	13,850
IMAX Corp. (a) (b)	15,033	571,404
Liberty Live Holdings, Inc. Class A (a)	6,959	637,723
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	7,701	601,294
Liberty Media Corp.-Liberty Formula One Class C (a)	74,228	6,310,865
Lionsgate Studios Corp. (a) (b)	71,207	682,875
Madison Square Garden Entertainment Corp. (a)	13,726	808,599
Madison Square Garden Sports Corp. (a)	5,673	1,823,302
Marcus Corp.	7,437	127,693
Meridian Holdings, Inc. (a) (b)	649	4,686
Security Description	Shares	Value
Playstudios, Inc. (a)	27,000	$12,668
Playtika Holding Corp. (b)	16,781	46,651
Reservoir Media, Inc. (a) (b)	6,400	62,656
ROBLOX Corp. Class A (a)	218,560	12,361,754
Roku, Inc. (a)	45,423	4,297,924
Sphere Entertainment Co. (a) (b)	9,386	1,101,916
Spotify Technology SA (a)	54,236	26,299,579
Starz Entertainment Corp. (a)	4,252	48,898
Vivid Seats, Inc. Class A (a) (b)	1,224	7,234
		57,868,698
FINANCIAL SERVICES — 1.9%
Acacia Research Corp. (a) (b)	10,700	51,467
Affirm Holdings, Inc. (a)	96,900	4,439,958
Alerus Financial Corp.	8,179	193,924
Banco Latinoamericano de Comercio Exterior SA	9,700	495,476
Better Home & Finance Holding Co. (a) (b)	2,000	71,240
Burford Capital Ltd. (b)	69,900	315,948
Cannae Holdings, Inc. (b)	14,900	169,413
Cantaloupe, Inc. (a) (b)	18,600	201,066
Cass Information Systems, Inc.	4,236	186,469
Compass Diversified Holdings (b)	23,900	187,854
Corebridge Financial, Inc.	96,413	2,300,414
Enact Holdings, Inc.	9,600	391,776
Equitable Holdings, Inc.	99,656	3,698,234
Essent Group Ltd.	31,844	1,860,963
Euronet Worldwide, Inc. (a) (b)	13,646	905,685
EVERTEC, Inc.	22,300	629,306
Federal Agricultural Mortgage Corp. Class C	3,232	479,467
Finance of America Cos., Inc. Class A (a) (b)	1,900	31,540
Flywire Corp. (a)	41,400	481,896
HA Sustainable Infrastructure Capital, Inc. (b)	43,345	1,592,929
International Money Express, Inc. (a) (b)	9,500	150,100
Jackson Financial, Inc. Class A	23,300	2,463,276
loanDepot, Inc. Class A (a) (b)	37,500	53,250
Marqeta, Inc. Class A (a) (b)	124,800	509,184
Merchants Bancorp (b)	8,950	384,045
MGIC Investment Corp.	76,689	2,013,086
NCR Atleos Corp. (a)	25,383	1,106,191
NMI Holdings, Inc. (a)	26,465	992,702
Onity Group, Inc. (a)	2,500	98,175
Pagseguro Digital Ltd. Class A	61,700	618,234
Payoneer Global, Inc. (a)	97,000	468,510
Paysafe Ltd. (a) (b)	9,917	67,535
Paysign, Inc. (a)	11,400	67,260
PennyMac Financial Services, Inc.	10,197	891,218
Priority Technology Holdings, Inc. (a) (b)	8,365	39,483
Radian Group, Inc.	46,954	1,553,238
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Remitly Global, Inc. (a)	59,500	$932,365
Repay Holdings Corp. (a) (b)	24,900	64,740
Rocket Cos., Inc. Class A (a)	331,926	4,729,946
Security National Financial Corp. Class A (a)	7,159	67,867
Sezzle, Inc. (a) (b)	5,600	354,424
Shift4 Payments, Inc. Class A (a) (b)	23,196	1,014,361
StoneCo Ltd. Class A (a) (b)	87,160	1,230,699
SWK Holdings Corp. (b)	1,400	23,814
Toast, Inc. Class A (a)	163,255	4,327,890
UWM Holdings Corp.	77,000	278,740
Velocity Financial, Inc. (a) (b)	3,834	69,357
Voya Financial, Inc.	33,162	2,265,628
Walker & Dunlop, Inc.	11,440	507,707
Waterstone Financial, Inc.	5,100	91,953
Western Union Co. (b)	111,800	976,014
WEX, Inc. (a) (b)	11,811	1,807,556
		48,903,573
FOOD PRODUCTS — 0.7%
Alico, Inc. (b)	1,900	78,394
B&G Foods, Inc. (b)	27,900	134,199
Beyond Meat, Inc. (a) (b)	148,462	104,161
BRC, Inc. Class A (a) (b)	29,600	22,975
Calavo Growers, Inc.	5,981	154,250
Cal-Maine Foods, Inc. (b)	15,050	1,191,207
Darling Ingredients, Inc. (a)	54,556	3,374,289
Dole PLC	23,600	337,244
Flowers Foods, Inc.	64,031	521,853
Forafric Global PLC (a) (b)	2,000	19,300
Fresh Del Monte Produce, Inc.	11,447	460,856
Freshpet, Inc. (a)	16,814	991,353
Hain Celestial Group, Inc. (a) (b)	28,501	19,888
Ingredion, Inc.	22,057	2,484,942
J&J Snack Foods Corp.	5,091	403,564
John B Sanfilippo & Son, Inc.	2,770	219,744
Lamb Weston Holdings, Inc.	47,600	2,011,576
Lifeway Foods, Inc. (a) (b)	1,900	36,746
Limoneira Co.	5,400	72,468
Mama's Creations, Inc. (a) (b)	12,600	193,284
Marzetti Co.	6,866	949,774
Mission Produce, Inc. (a) (b)	14,100	194,016
Pilgrim's Pride Corp.	14,521	548,313
Post Holdings, Inc. (a)	16,113	1,592,931
Seaboard Corp.	90	508,862
Seneca Foods Corp. Class A (a)	1,549	234,085
Simply Good Foods Co. (a) (b)	29,900	429,065
Smithfield Foods, Inc.	15,900	444,723
SunOpta, Inc. (a)	33,700	218,376
Tootsie Roll Industries, Inc. (b)	6,283	268,410
Utz Brands, Inc.	24,300	192,456
Vital Farms, Inc. (a) (b)	12,300	173,676
Westrock Coffee Co. (a) (b)	12,400	52,700
		18,639,680
Security Description	Shares	Value
GAS UTILITIES — 0.7%
Brookfield Infrastructure Corp. Class A (b)	41,503	$1,640,198
Chesapeake Utilities Corp.	8,121	1,026,251
MDU Resources Group, Inc.	71,780	1,487,282
National Fuel Gas Co.	32,816	3,083,391
New Jersey Resources Corp.	34,655	1,903,252
Northwest Natural Holding Co.	14,382	765,410
ONE Gas, Inc.	20,521	1,767,474
RGC Resources, Inc. (b)	3,200	70,560
Southwest Gas Holdings, Inc.	23,439	2,036,849
Spire, Inc.	19,883	1,800,207
UGI Corp.	74,935	2,729,133
		18,310,007
GROUND TRANSPORTATION — 1.0%
ArcBest Corp.	7,767	763,962
Avis Budget Group, Inc. (a) (b)	5,872	856,431
Covenant Logistics Group, Inc.	5,190	140,909
FTAI Infrastructure, Inc. (b)	37,500	185,250
Heartland Express, Inc.	14,755	153,452
Hertz Global Holdings, Inc. (a) (b)	41,500	191,315
Knight-Swift Transportation Holdings, Inc.	54,992	3,166,439
Landstar System, Inc.	11,858	1,900,956
Lyft, Inc. Class A (a) (b)	134,987	1,795,327
Marten Transport Ltd.	20,448	268,482
PAMT Corp. (a) (b)	2,200	18,590
Proficient Auto Logistics, Inc. (a) (b)	9,600	65,088
RXO, Inc. (a) (b)	55,790	815,650
Ryder System, Inc.	13,699	2,804,322
Saia, Inc. (a) (b)	9,295	3,265,148
Schneider National, Inc. Class B (b)	16,000	421,760
U-Haul Holding Co. (a) (b) (c)	2,900	138,562
U-Haul Holding Co. (c)	35,396	1,581,139
Universal Logistics Holdings, Inc. (b)	2,129	45,007
Werner Enterprises, Inc. (b)	20,400	599,964
XPO, Inc. (a)	39,990	7,780,055
		26,957,808
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Accuray, Inc. (a) (b)	29,900	11,604
Alphatec Holdings, Inc. (a) (b)	40,300	438,464
AngioDynamics, Inc. (a)	13,297	151,187
Anteris Technologies Global Corp. (a) (b)	27,400	152,070
Artivion, Inc. (a)	14,992	549,007
AtriCure, Inc. (a)	16,700	476,451
Avanos Medical, Inc. (a)	16,300	228,363
Axogen, Inc. (a)	16,600	549,958
Beta Bionics, Inc. (a) (b)	12,900	129,258
Bioventus, Inc. Class A (a) (b)	15,800	144,254
Butterfly Network, Inc. (a) (b)	66,200	267,448
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
CapsoVision, Inc. (a)	9,629	$70,195
Carlsmed, Inc. (a)	3,500	31,675
Ceribell, Inc. (a) (b)	9,600	175,968
Cerus Corp. (a) (b)	67,009	121,956
ClearPoint Neuro, Inc. (a) (b)	10,300	93,730
CONMED Corp. (b)	10,700	378,352
CVRx, Inc. (a) (b)	5,000	47,300
Delcath Systems, Inc. (a) (b)	9,600	89,088
Dentsply Sirona, Inc. (b)	70,000	812,000
Electromed, Inc. (a) (b)	2,100	49,161
Embecta Corp. (b)	20,600	182,104
Enovis Corp. (a) (b)	19,575	445,331
Envista Holdings Corp. (a)	56,568	1,435,130
Glaukos Corp. (a)	19,307	2,078,592
Globus Medical, Inc. Class A (a)	39,042	3,363,859
Haemonetics Corp. (a)	16,193	912,637
ICU Medical, Inc. (a)	8,380	1,082,277
Inogen, Inc. (a)	7,292	45,065
Inspire Medical Systems, Inc. (a)	10,009	516,264
Integer Holdings Corp. (a) (b)	11,954	1,051,952
Integra LifeSciences Holdings Corp. (a)	23,793	224,130
iRadimed Corp.	2,900	279,154
IRhythm Holdings, Inc. (a) (b)	11,039	1,302,823
Kestra Medical Technologies Ltd. (a) (b)	9,200	183,356
KORU Medical Systems, Inc. (a) (b)	13,300	57,456
Lantheus Holdings, Inc. (a) (b)	22,370	1,696,764
LeMaitre Vascular, Inc.	7,257	792,247
LENSAR, Inc. (a) (b)	3,600	21,456
LivaNova PLC (a) (b)	18,750	1,191,750
Lucid Diagnostics, Inc. (a) (b)	25,400	29,210
Masimo Corp. (a)	15,709	2,794,160
Medline, Inc. Class A (a)	114,200	5,081,900
Merit Medical Systems, Inc. (a)	20,297	1,399,072
Myomo, Inc. (a) (b)	15,300	10,337
Neogen Corp. (a) (b)	74,842	695,282
Neuronetics, Inc. (a) (b)	18,500	26,825
NeuroPace, Inc. (a)	8,200	107,830
Novocure Ltd. (a)	35,055	382,099
Omnicell, Inc. (a)	15,166	506,241
OraSure Technologies, Inc. (a) (b)	23,000	69,000
Orthofix Medical, Inc. (a) (b)	14,265	163,620
OrthoPediatrics Corp. (a)	6,168	97,886
Outset Medical, Inc. (a) (b)	5,100	19,584
Penumbra, Inc. (a)	13,196	4,333,170
PROCEPT BioRobotics Corp. (a) (b)	18,674	467,037
Pro-Dex, Inc. (a) (b)	700	34,384
Pulmonx Corp. (a) (b)	11,900	15,351
Pulse Biosciences, Inc. (a) (b)	6,493	140,184
QuidelOrtho Corp. (a) (b)	23,225	381,587
RxSight, Inc. (a)	13,900	85,624
Sanara Medtech, Inc. (a) (b)	1,000	17,180
Security Description	Shares	Value
SANUWAVE Health, Inc. (a) (b)	2,400	$41,496
Shoulder Innovations, Inc. (a) (b)	3,600	52,308
SI-BONE, Inc. (a)	12,660	159,896
Sight Sciences, Inc. (a)	13,600	51,272
STAAR Surgical Co. (a) (b)	11,869	221,950
Stereotaxis, Inc. (a) (b)	20,200	37,168
Strive, Inc. Class A (a) (b)	17,946	179,819
Tactile Systems Technology, Inc. (a)	7,600	198,588
Tandem Diabetes Care, Inc. (a) (b)	23,592	452,259
Teleflex, Inc. (b)	15,600	1,865,916
TransMedics Group, Inc. (a) (b)	11,500	1,143,215
Treace Medical Concepts, Inc. (a) (b)	15,500	20,770
UFP Technologies, Inc. (a) (b)	2,600	503,360
Utah Medical Products, Inc. (b)	1,036	64,222
Varex Imaging Corp. (a)	13,708	145,442
		43,825,080
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Acadia Healthcare Co., Inc. (a) (b)	32,337	756,362
Accendra Health, Inc. (a) (b)	23,819	54,307
AdaptHealth Corp. (a) (b)	35,200	418,880
Addus HomeCare Corp. (a)	6,316	591,493
agilon health, Inc. (a) (b)	4,012	31,735
AirSculpt Technologies, Inc. (a) (b)	5,800	16,414
Alignment Healthcare, Inc. (a)	67,800	1,194,636
AMN Healthcare Services, Inc. (a)	12,948	237,466
Ardent Health, Inc. (a)	7,700	65,912
Astrana Health, Inc. (a) (b)	14,173	347,522
Aveanna Healthcare Holdings, Inc. (a)	18,900	121,716
BrightSpring Health Services, Inc. (a) (b)	44,400	1,891,884
Brookdale Senior Living, Inc. (a)	80,641	1,103,169
Castle Biosciences, Inc. (a)	10,000	245,500
Chemed Corp.	4,834	1,825,995
Clover Health Investments Corp. (a) (b)	141,000	248,160
Community Health Systems, Inc. (a) (b)	46,367	136,319
Concentra Group Holdings Parent, Inc.	40,409	866,773
CorVel Corp. (a)	10,000	546,500
Cross Country Healthcare, Inc. (a) (b)	11,358	106,765
DocGo, Inc. (a) (b)	32,300	20,320
Encompass Health Corp.	34,703	3,356,821
Enhabit, Inc. (a)	17,151	241,658
Ensign Group, Inc.	19,143	3,857,315
Fulgent Genetics, Inc. (a) (b)	7,571	120,379
GeneDx Holdings Corp. (a)	6,700	430,274
Guardant Health, Inc. (a)	42,906	3,963,227
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Guardian Pharmacy Services, Inc. Class A (a)	7,800	$293,748
HealthEquity, Inc. (a)	28,763	2,403,724
Hims & Hers Health, Inc. (a) (b)	70,400	1,461,504
Innovage Holding Corp. (a) (b)	7,780	62,396
Joint Corp. (a) (b)	3,250	28,763
LifeStance Health Group, Inc. (a)	57,500	366,275
Lumexa Imaging Holdings, Inc. (a)	8,700	74,820
Molina Healthcare, Inc. (a)	17,900	2,386,070
Nano-X Imaging Ltd. (a) (b)	21,000	47,670
National HealthCare Corp.	4,341	693,258
National Research Corp. (b)	4,000	67,920
NeoGenomics, Inc. (a)	44,529	330,405
Nutex Health, Inc. (a) (b)	1,800	171,072
Omada Health, Inc. (a) (b)	11,500	144,555
OmniAb, Inc. (a) (c) (d)	3,212	—
Oncology Institute, Inc. (a) (b)	28,200	86,574
OPKO Health, Inc. (a) (b)	143,518	163,611
Option Care Health, Inc. (a) (b)	54,807	1,475,404
PACS Group, Inc. (a) (b)	15,200	488,224
Pediatrix Medical Group, Inc. (a)	29,874	639,005
Pennant Group, Inc. (a)	11,617	354,086
Privia Health Group, Inc. (a)	40,500	833,085
Progyny, Inc. (a) (b)	25,800	438,084
RadNet, Inc. (a) (b)	23,443	1,310,229
SBC Medical Group Holdings, Inc. (a)	3,800	15,884
Select Medical Holdings Corp.	37,234	606,542
Sonida Senior Living, Inc. (a) (b)	1,900	61,275
Surgery Partners, Inc. (a) (b)	26,795	319,396
Talkspace, Inc. (a)	48,900	253,058
Tenet Healthcare Corp. (a)	30,322	5,722,065
U.S. Physical Therapy, Inc.	5,222	391,441
Viemed Healthcare, Inc. (a)	11,600	106,836
		44,594,481
HEALTH CARE REITs — 0.7%
American Healthcare REIT, Inc. (b)	61,000	2,876,760
CareTrust REIT, Inc. (b)	76,728	2,812,081
Chiron Real Estate, Inc. REIT (b)	4,280	141,582
Community Healthcare Trust, Inc. REIT	9,547	151,702
Diversified Healthcare Trust REIT	76,977	511,127
Healthcare Realty Trust, Inc. REIT (b)	114,018	1,937,166
LTC Properties, Inc. REIT	16,224	602,884
Medical Properties Trust, Inc. REIT (b)	175,161	810,995
National Health Investors, Inc. REIT	16,345	1,321,657
Omega Healthcare Investors, Inc. REIT	102,807	4,505,003
Sabra Health Care REIT, Inc.	85,555	1,645,223
Sila Realty Trust, Inc. REIT	19,000	449,920
Security Description	Shares	Value
Strawberry Fields REIT, Inc.	2,800	$33,320
Universal Health Realty Income Trust REIT	4,588	185,676
		17,985,096
HEALTH CARE TECHNOLOGY — 0.5%
Certara, Inc. (a) (b)	43,100	245,670
Claritev Corp. (a) (b)	3,600	58,824
Definitive Healthcare Corp. (a)	10,800	13,284
Doximity, Inc. Class A (a)	46,800	1,090,440
Evolent Health, Inc. Class A (a) (b)	37,765	86,104
Health Catalyst, Inc. (a) (b)	19,100	24,257
HealthStream, Inc.	7,799	161,517
HeartFlow, Inc. (a) (b)	7,100	172,743
LifeMD, Inc. (a) (b)	12,700	45,847
OptimizeRx Corp. (a) (b)	4,896	30,747
Phreesia, Inc. (a) (b)	20,200	169,276
Schrodinger, Inc. (a) (b)	19,608	222,747
Simulations Plus, Inc. (a) (b)	5,197	61,429
Teladoc Health, Inc. (a) (b)	63,004	343,372
TruBridge, Inc. (a) (b)	3,100	45,384
Veeva Systems, Inc. Class A (a)	52,556	9,231,987
Waystar Holding Corp. (a) (b)	38,167	920,206
		12,923,834
HOTEL & RESORT REITs — 0.2%
Apple Hospitality REIT, Inc. (b)	78,100	898,931
Braemar Hotels & Resorts, Inc. REIT	21,000	49,560
Chatham Lodging Trust REIT	17,060	134,262
DiamondRock Hospitality Co. REIT	70,100	656,837
Park Hotels & Resorts, Inc. REIT (b)	64,634	680,596
Pebblebrook Hotel Trust REIT (b)	39,157	494,553
RLJ Lodging Trust REIT (b)	43,355	321,694
Ryman Hospitality Properties, Inc. REIT	21,224	1,958,339
Service Properties Trust REIT (b)	50,974	69,070
Summit Hotel Properties, Inc. REIT	38,200	168,844
Sunstone Hotel Investors, Inc. REIT	62,719	565,098
Xenia Hotels & Resorts, Inc. REIT	33,400	495,322
		6,493,106
HOTELS, RESTAURANTS & LEISURE — 2.7%
Accel Entertainment, Inc. (a)	17,100	186,561
Aramark	90,995	3,688,937
Bally's Corp. (a) (b)	2,800	26,992
Biglari Holdings, Inc. Class B (a) (b)	234	77,124
BJ's Restaurants, Inc. (a) (b)	6,606	231,871
Black Rock Coffee Bar, Inc. Class A (a)	5,500	71,060
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Bloomin' Brands, Inc. (b)	28,293	$152,782
Boyd Gaming Corp.	19,098	1,569,474
Brightstar Lottery PLC (b)	36,235	461,634
Brinker International, Inc. (a)	15,018	2,144,120
Caesars Entertainment, Inc. (a)	71,200	1,881,816
Cava Group, Inc. (a) (b)	34,800	2,815,320
Cheesecake Factory, Inc. (b)	15,955	873,536
Choice Hotels International, Inc. (b)	9,456	978,696
Churchill Downs, Inc.	23,016	2,067,527
Cracker Barrel Old Country Store, Inc. (b)	7,608	213,861
Dave & Buster's Entertainment, Inc. (a)	9,816	106,307
Dine Brands Global, Inc. (b)	5,230	137,235
DraftKings, Inc. Class A (a)	169,423	3,662,925
Dutch Bros, Inc. Class A (a) (b)	43,278	2,192,463
El Pollo Loco Holdings, Inc. (a)	9,500	131,670
First Watch Restaurant Group, Inc. (a) (b)	20,600	215,888
Flutter Entertainment PLC (a) (b)	55,680	5,676,576
Genius Sports Ltd. (a) (b)	74,800	331,364
Global Business Travel Group I (a) (b)	45,500	253,890
Golden Entertainment, Inc.	6,725	179,490
Hilton Grand Vacations, Inc. (a)	20,871	816,473
Hyatt Hotels Corp. Class A (b)	13,959	2,007,165
Inspired Entertainment, Inc. (a) (b)	8,700	62,031
Jack in the Box, Inc. (a) (b)	5,997	57,991
Krispy Kreme, Inc. (b)	26,200	88,818
Kura Sushi USA, Inc. Class A (a) (b)	2,300	160,517
Life Time Group Holdings, Inc. (a) (b)	52,500	1,414,350
Lindblad Expeditions Holdings, Inc. (a)	13,589	235,090
Marriott Vacations Worldwide Corp. (b)	9,740	634,269
Monarch Casino & Resort, Inc.	4,500	430,200
Nathan's Famous, Inc.	1,000	100,730
Navan, Inc. Class A (a)	12,500	165,500
Papa John's International, Inc. (b)	11,288	365,844
Penn Entertainment, Inc. (a)	46,400	697,392
Planet Fitness, Inc. Class A (a)	28,839	2,145,045
Portillo's, Inc. Class A (a) (b)	23,100	122,199
Pursuit Attractions & Hospitality, Inc. (a)	7,454	273,040
RCI Hospitality Holdings, Inc. (b)	2,600	59,306
Red Rock Resorts, Inc. Class A	16,886	901,037
Restaurant Brands International, Inc. (b)	120,200	8,882,780
Rush Street Interactive, Inc. (a)	31,600	687,300
Sabre Corp. (a) (b)	123,635	179,271
Serve Robotics, Inc. (a) (b)	22,400	189,056
Shake Shack, Inc. Class A (a)	13,365	1,182,402
Security Description	Shares	Value
Six Flags Entertainment Corp. (a) (b)	33,420	$593,205
Super Group SGHC Ltd.	55,800	602,640
Sweetgreen, Inc. Class A (a) (b)	34,799	180,607
Target Hospitality Corp. (a) (b)	10,439	96,874
Texas Roadhouse, Inc.	23,077	3,810,936
Travel & Leisure Co.	21,500	1,487,585
United Parks & Resorts, Inc. (a) (b)	9,417	307,559
Vail Resorts, Inc. (b)	12,046	1,545,743
Viking Holdings Ltd. (a)	61,400	4,511,672
Wendy's Co. (b)	56,658	393,773
Wingstop, Inc. (b)	9,725	1,507,083
Wyndham Hotels & Resorts, Inc.	25,916	2,105,157
Xponential Fitness, Inc. Class A (a) (b)	9,100	54,782
		69,384,541
HOUSEHOLD DURABLES — 1.4%
Bassett Furniture Industries, Inc. (b)	3,100	43,865
Beazer Homes USA, Inc. (a)	9,796	188,475
Cavco Industries, Inc. (a)	2,676	1,295,960
Century Communities, Inc.	8,651	496,394
Champion Homes, Inc. (a)	19,437	1,445,530
Cricut, Inc. Class A (b)	18,200	68,068
Dream Finders Homes, Inc. Class A (a) (b)	10,600	147,552
Ethan Allen Interiors, Inc.	7,900	175,854
Flexsteel Industries, Inc. (b)	1,100	49,434
Green Brick Partners, Inc. (a)	10,802	696,189
Hamilton Beach Brands Holding Co. Class A (b)	2,500	47,375
Helen of Troy Ltd. (a)	7,764	111,957
Hovnanian Enterprises, Inc. Class A (a)	1,700	188,547
Installed Building Products, Inc. (b)	7,994	2,119,609
KB Home	21,100	1,091,925
La-Z-Boy, Inc. (b)	14,433	463,877
Legacy Housing Corp. (a) (b)	2,920	59,656
Leggett & Platt, Inc.	45,800	452,504
LGI Homes, Inc. (a)	7,125	281,651
Lovesac Co. (a) (b)	4,487	66,273
M/I Homes, Inc. (a)	9,091	1,113,193
Meritage Homes Corp.	23,334	1,442,974
Mohawk Industries, Inc. (a)	17,800	1,752,588
Newell Brands, Inc.	145,800	500,094
SharkNinja, Inc. (a) (b)	29,391	3,112,507
Somnigroup International, Inc. (b)	70,505	5,211,730
Sonos, Inc. (a)	41,030	549,802
Taylor Morrison Home Corp. (a)	32,658	1,902,002
Toll Brothers, Inc.	32,884	4,487,679
TopBuild Corp. (a) (b)	9,768	3,431,498
Traeger, Inc. (a) (b)	207	6,003
Tri Pointe Homes, Inc. (a)	29,183	1,363,722
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Whirlpool Corp. (b)	21,100	$1,137,712
		35,502,199
HOUSEHOLD PRODUCTS — 0.1%
Central Garden & Pet Co. (a) (b)	2,800	102,956
Central Garden & Pet Co. Class A (a)	17,251	559,278
Energizer Holdings, Inc. (b)	21,158	347,414
Oil-Dri Corp. of America	3,500	227,815
Reynolds Consumer Products, Inc.	19,500	413,010
Spectrum Brands Holdings, Inc.	7,869	579,945
WD-40 Co.	4,653	948,933
		3,179,351
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Brookfield Renewable Corp. (b)	47,869	1,906,622
Clearway Energy, Inc. Class A	12,826	502,394
Clearway Energy, Inc. Class C	28,900	1,135,481
Hallador Energy Co. (a) (b)	11,600	188,848
Montauk Renewables, Inc. (a) (b)	18,900	21,735
Ormat Technologies, Inc. (b)	20,892	2,338,233
Talen Energy Corp. (a)	15,820	5,050,219
		11,143,532
INDUSTRIAL CONGLOMERATES — 0.0% *
Brookfield Business Corp. Class A (b)	8,100	256,284
INDUSTRIAL REITs — 0.6%
Americold Realty Trust, Inc. REIT (b)	101,066	1,158,216
EastGroup Properties, Inc. REIT	18,458	3,416,391
First Industrial Realty Trust, Inc. REIT	44,515	2,575,193
Industrial Logistics Properties Trust REIT	19,500	110,760
Innovative Industrial Properties, Inc. REIT (b)	9,733	488,207
Lineage, Inc. REIT (b)	25,072	821,359
LXP Industrial Trust REIT	20,220	935,377
One Liberty Properties, Inc. REIT (b)	6,938	148,890
Rexford Industrial Realty, Inc. REIT (b)	81,243	2,659,083
STAG Industrial, Inc. REIT	64,945	2,341,917
Terreno Realty Corp. REIT	35,324	2,169,600
		16,824,993
INSURANCE — 2.8%
Abacus Global Management, Inc. (b)	14,400	113,472
American Coastal Insurance Corp. Class C	9,100	102,375
American Financial Group, Inc.	22,993	2,936,436
American Integrity Insurance Group, Inc.	4,200	80,976
Security Description	Shares	Value
AMERISAFE, Inc.	6,434	$214,445
Assured Guaranty Ltd.	15,119	1,231,896
Ategrity Specialty Holdings LLC (a)	3,200	63,264
Axis Capital Holdings Ltd.	26,199	2,656,841
Baldwin Insurance Group, Inc. (a) (b)	32,805	719,742
Bowhead Specialty Holdings, Inc. (a)	5,900	132,337
Brighthouse Financial, Inc. (a)	19,773	1,184,007
Citizens, Inc. (a) (b)	17,100	86,013
CNA Financial Corp. (b)	7,291	334,803
CNO Financial Group, Inc.	32,079	1,317,164
Crawford & Co. Class A	6,500	64,805
Donegal Group, Inc. Class A	5,739	98,596
eHealth, Inc. (a) (b)	8,000	10,320
Employers Holdings, Inc. (b)	7,700	316,778
Exzeo Group, Inc. (a)	2,700	39,609
F&G Annuities & Life, Inc.	12,550	317,766
Fidelis Insurance Holdings Ltd.	19,000	363,090
Fidelity National Financial, Inc.	89,708	4,160,657
First American Financial Corp.	33,814	2,038,646
Genworth Financial, Inc. (a)	136,382	1,107,422
GoHealth, Inc. Class A (a) (b)	1,500	2,265
Goosehead Insurance, Inc. Class A (a) (b)	8,019	342,090
Greenlight Capital Re Ltd. Class A (a)	8,696	150,354
Hamilton Insurance Group Ltd. Class B	15,500	462,365
Hanover Insurance Group, Inc.	12,335	2,138,272
HCI Group, Inc.	3,773	583,343
Heritage Insurance Holdings, Inc. (a)	8,700	228,375
Hippo Holdings, Inc. (a)	6,135	159,878
Horace Mann Educators Corp.	14,000	597,520
Investors Title Co.	523	113,669
James River Group Holdings, Inc.	11,900	74,970
Kemper Corp.	20,907	638,918
Kestrel Group Ltd. (a) (b)	994	10,735
Kingstone Cos., Inc. (b)	3,300	48,081
Kingsway Financial Services, Inc. (a) (b)	7,500	78,225
Kinsale Capital Group, Inc. (b)	7,709	2,633,857
Lemonade, Inc. (a) (b)	21,200	1,328,816
Lincoln National Corp.	59,900	2,126,450
Markel Group, Inc. (a)	4,385	8,393,197
MBIA, Inc. (a) (b)	15,697	92,769
Mercury General Corp.	9,337	823,057
NI Holdings, Inc. (a)	2,500	32,225
Octave Specialty Group, Inc. (a)	14,294	66,467
Old Republic International Corp.	79,662	3,178,514
Oscar Health, Inc. Class A (a) (b)	70,729	811,262
Palomar Holdings, Inc. (a)	9,110	1,088,645
Primerica, Inc.	11,104	2,781,330
ProAssurance Corp. (a)	17,305	427,780
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Reinsurance Group of America, Inc.	22,991	$4,693,843
RenaissanceRe Holdings Ltd.	15,775	4,688,803
RLI Corp.	28,585	1,630,488
Root, Inc. Class A (a) (b)	4,300	189,931
Ryan Specialty Holdings, Inc. (b)	38,850	1,310,799
Safety Insurance Group, Inc.	5,068	368,139
Selective Insurance Group, Inc.	20,498	1,545,344
Selectquote, Inc. (a) (b)	42,903	27,007
SiriusPoint Ltd. (a)	35,700	768,978
Skyward Specialty Insurance Group, Inc. (a)	13,400	585,312
Slide Insurance Holdings, Inc. (a) (b)	24,400	439,200
Stewart Information Services Corp.	10,365	638,277
Tiptree, Inc.	8,200	138,744
Trupanion, Inc. (a) (b)	13,100	335,491
United Fire Group, Inc.	7,463	276,579
Universal Insurance Holdings, Inc.	8,917	304,605
Unum Group	57,933	4,230,847
White Mountains Insurance Group Ltd.	871	1,913,552
		73,190,828
INTERACTIVE MEDIA & SERVICES — 0.7%
Angi, Inc. (a) (b)	12,674	86,817
Arena Group Holdings, Inc. (a) (b)	4,500	9,765
Bumble, Inc. Class A (a)	26,300	85,738
Cargurus, Inc. (a) (b)	27,300	929,565
Cars.com, Inc. (a) (b)	18,000	146,160
EverQuote, Inc. Class A (a)	9,435	145,488
fuboTV, Inc. Class A (a) (b)	9,291	87,893
Getty Images Holdings, Inc. (a)	32,078	25,451
Grindr, Inc. (a) (b)	10,900	131,781
IAC, Inc. (a) (b)	22,837	914,165
Match Group, Inc.	83,200	2,555,072
MediaAlpha, Inc. Class A (a)	11,003	102,328
Nextdoor Holdings, Inc. (a) (b)	73,300	102,620
Pinterest, Inc. Class A (a)	206,137	3,780,552
QuinStreet, Inc. (a)	18,798	225,764
Reddit, Inc. Class A (a)	45,700	6,153,505
Rumble, Inc. (a) (b)	38,900	198,390
Shutterstock, Inc. (b)	8,010	133,046
Teads Holding Co. (a) (b)	13,600	8,957
Travelzoo (a) (b)	1,600	9,472
TripAdvisor, Inc. (a) (b)	39,300	418,938
Trump Media & Technology Group Corp. (a)	56,200	521,536
Webtoon Entertainment, Inc. (a) (b)	5,600	51,464
Yelp, Inc. (a) (b)	20,191	499,525
Ziff Davis, Inc. (a) (b)	13,606	570,908
ZipRecruiter, Inc. Class A (a) (b)	23,049	42,410
Security Description	Shares	Value
ZoomInfo Technologies, Inc. (a) (b)	93,200	$557,336
		18,494,646
IT SERVICES — 2.7%
Amdocs Ltd.	37,335	2,436,482
Applied Digital Corp. (a) (b)	81,900	1,944,306
ASGN, Inc. (a) (b)	14,535	562,650
Backblaze, Inc. Class A (a) (b)	21,000	72,450
BigBear.ai Holdings, Inc. (a) (b)	151,300	532,576
Cloudflare, Inc. Class A (a)	110,532	22,807,173
Commerce.com, Inc. (a) (b)	22,600	60,342
Crexendo, Inc. (a)	6,700	41,339
CSP, Inc. (b)	2,900	25,085
DigitalOcean Holdings, Inc. (a) (b)	26,300	2,256,014
DXC Technology Co. (a)	59,000	741,630
Fastly, Inc. Class A (a) (b)	49,143	1,428,096
Globant SA (a)	15,394	709,817
Grid Dynamics Holdings, Inc. (a)	22,000	125,400
Hackett Group, Inc.	8,590	111,756
Information Services Group, Inc. (b)	10,800	41,472
Kyndryl Holdings, Inc. (a)	79,061	1,037,280
MongoDB, Inc. (a)	27,810	6,807,054
Okta, Inc. (a)	58,388	4,595,719
Rackspace Technology, Inc. (a) (b)	30,500	29,884
Snowflake, Inc. (a)	116,869	17,626,182
TSS, Inc. (a) (b)	7,700	100,177
Tucows, Inc. Class A (a) (b)	2,476	42,488
Twilio, Inc. Class A (a)	49,313	6,204,562
Unisys Corp. (a) (b)	20,800	43,056
VTEX Class A (a) (b)	17,900	71,600
Whitefiber, Inc. (a)	3,600	42,876
		70,497,466
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp. (b)	9,572	894,790
American Outdoor Brands, Inc. (a) (b)	3,500	32,690
Brunswick Corp.	22,879	1,664,676
Callaway Golf Co. (a) (b)	46,141	640,437
Clarus Corp. (b)	8,665	23,569
Escalade, Inc.	3,200	54,944
Funko, Inc. Class A (a) (b)	14,350	45,202
JAKKS Pacific, Inc. (b)	3,500	69,720
Johnson Outdoors, Inc. Class A	2,080	96,741
Latham Group, Inc. (a) (b)	17,400	93,438
Malibu Boats, Inc. Class A (a)	6,565	170,165
Marine Products Corp. (b)	3,280	23,846
MasterCraft Boat Holdings, Inc. (a)	5,065	103,883
Mattel, Inc. (a)	108,197	1,572,102
Outdoor Holding Co. (a) (b)	37,800	75,978
Peloton Interactive, Inc. Class A (a) (b)	135,703	582,166
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Polaris, Inc. (b)	18,103	$986,613
Smith & Wesson Brands, Inc. (b)	14,926	213,890
Sturm Ruger & Co., Inc. (b)	4,685	187,822
YETI Holdings, Inc. (a)	27,062	990,199
		8,522,871
LIFE SCIENCES TOOLS & SERVICES — 1.0%
10X Genomics, Inc. Class A (a) (b)	38,545	818,310
Adaptive Biotechnologies Corp. (a)	51,100	709,268
Alpha Teknova, Inc. (a) (b)	3,200	9,248
Atlantic International Corp. (a) (b)	3,000	9,090
Avantor, Inc. (a)	231,551	1,815,360
Azenta, Inc. (a) (b)	14,641	309,364
BioLife Solutions, Inc. (a) (b)	14,420	275,134
Bio-Rad Laboratories, Inc. Class A (a) (b)	6,460	1,800,725
Bruker Corp. (b)	36,234	1,308,772
Codexis, Inc. (a) (b)	33,021	53,824
CryoPort, Inc. (a)	16,500	136,620
Cytek Biosciences, Inc. (a) (b)	40,900	178,733
Fortrea Holdings, Inc. (a)	32,100	302,382
Ginkgo Bioworks Holdings, Inc. (a) (b)	14,300	87,659
Illumina, Inc. (a)	53,600	6,606,736
Lifecore Biomedical, Inc. (a) (b)	9,600	35,712
Maravai LifeSciences Holdings, Inc. Class A (a) (b)	39,800	112,634
MaxCyte, Inc. (a) (b)	33,400	23,463
Medpace Holdings, Inc. (a)	7,801	3,745,962
Mesa Laboratories, Inc. (b)	1,898	167,821
Niagen Bioscience, Inc. (a) (b)	17,200	75,852
OmniAb, Inc. (a) (c)	39,956	62,731
Pacific Biosciences of California, Inc. (a) (b)	93,721	123,712
Personalis, Inc. (a) (b)	16,400	104,468
Qiagen NV (b)	71,313	2,855,373
Quanterix Corp. (a) (b)	13,800	48,576
Quantum-Si, Inc. (a) (b)	49,500	38,313
Repligen Corp. (a)	18,317	2,158,109
Sotera Health Co. (a)	85,400	1,224,636
Standard BioTools, Inc. (a) (b)	93,200	85,679
Tempus AI, Inc. Class A (a) (b)	35,000	1,582,700
		26,866,966
MACHINERY — 3.8%
3D Systems Corp. (a) (b)	48,765	91,678
Aebi Schmidt Holding AG	13,235	128,512
AGCO Corp.	21,621	2,505,225
AirJoule Technologies Corp. (a) (b)	8,700	21,837
Alamo Group, Inc. (b)	3,589	592,077
Albany International Corp. Class A	9,971	520,586
Alliance Laundry Holdings, Inc. (a)	15,300	317,322
Security Description	Shares	Value
Allison Transmission Holdings, Inc.	29,243	$3,423,186
Astec Industries, Inc.	7,906	425,659
Atmus Filtration Technologies, Inc.	28,537	1,620,045
Blue Bird Corp. (a) (b)	10,822	614,581
Chart Industries, Inc. (a)	15,470	3,198,423
CNH Industrial NV	306,126	3,367,386
Columbus McKinnon Corp.	10,148	147,450
Crane Co.	17,148	2,932,308
Donaldson Co., Inc.	40,027	3,397,092
Douglas Dynamics, Inc.	7,973	335,584
Eastern Co. (b)	2,200	44,528
Energy Recovery, Inc. (a)	18,300	184,281
Enerpac Tool Group Corp.	18,291	667,073
Enpro, Inc.	7,245	1,815,959
Esab Corp.	19,772	1,911,162
ESCO Technologies, Inc.	8,928	2,512,071
Federal Signal Corp.	20,713	2,239,904
Flowserve Corp.	44,157	3,245,981
Franklin Electric Co., Inc.	13,515	1,245,678
Gates Industrial Corp. PLC (a)	89,200	2,016,812
Gencor Industries, Inc. (a)	3,300	49,500
Gorman-Rupp Co.	7,200	447,336
Graco, Inc.	57,882	4,899,711
Graham Corp. (a)	3,600	284,112
Greenbrier Cos., Inc.	10,594	557,774
Helios Technologies, Inc.	11,548	747,271
Hillman Solutions Corp. (a)	68,100	566,592
Hyster-Yale, Inc. (b)	4,275	138,980
ITT, Inc.	29,854	5,688,083
JBT Marel Corp.	18,091	2,313,296
Kadant, Inc. (b)	4,070	1,189,865
Kennametal, Inc.	26,317	950,833
L.B. Foster Co. Class A (a) (b)	3,400	94,860
Lincoln Electric Holdings, Inc.	18,656	4,646,836
Lindsay Corp.	3,675	437,582
Luxfer Holdings PLC	9,531	116,088
Manitowoc Co., Inc. (a)	11,875	138,344
Mayville Engineering Co., Inc. (a) (b)	4,700	84,365
Microvast Holdings, Inc. (a) (b)	67,500	101,250
Middleby Corp. (a) (b)	16,597	2,200,430
Miller Industries, Inc.	3,865	176,051
Mueller Industries, Inc. (b)	37,768	4,184,694
Mueller Water Products, Inc. Class A	53,622	1,474,069
Omega Flex, Inc.	1,451	45,039
Oshkosh Corp.	21,946	3,230,671
Palladyne AI Corp. (a) (b)	10,700	64,949
Park-Ohio Holdings Corp.	3,500	84,140
Proto Labs, Inc. (a)	8,185	466,709
RBC Bearings, Inc. (a)	10,822	5,877,645
Richtech Robotics, Inc. Class B (a) (b)	57,800	120,802
SPX Technologies, Inc. (a)	16,481	3,295,211
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Standex International Corp. (b)	4,119	$1,049,768
Tennant Co. (b)	6,324	419,914
Terex Corp.	38,184	2,256,674
Timken Co.	21,758	2,188,202
Titan International, Inc. (a) (b)	15,900	109,869
Toro Co.	34,394	3,213,775
Trinity Industries, Inc.	28,069	903,260
Wabash National Corp.	13,487	116,258
Watts Water Technologies, Inc. Class A	9,382	2,723,501
Worthington Enterprises, Inc.	10,972	572,080
		97,748,789
MARINE — 0.2%
Costamare Bulkers Holdings Ltd. (a) (b)	2,739	42,372
Costamare, Inc.	15,600	263,640
Genco Shipping & Trading Ltd. (b)	10,600	239,030
Himalaya Shipping Ltd. (a) (b)	9,700	129,010
Kirby Corp. (a)	18,853	2,505,187
Matson, Inc.	10,655	1,746,781
Pangaea Logistics Solutions Ltd.	9,500	67,260
Safe Bulkers, Inc.	18,060	114,320
		5,107,600
MEDIA — 0.6%
Advantage Solutions, Inc. (a) (b)	1,275	26,953
AMC Networks, Inc. Class A (a) (b)	10,020	68,036
Boston Omaha Corp. Class A (a) (b)	6,665	77,847
Cable One, Inc. (a) (b)	1,792	163,448
DoubleVerify Holdings, Inc. (a)	50,800	482,600
Emerald Holding, Inc. (b)	4,800	21,648
Entravision Communications Corp. Class A	23,800	70,686
EW Scripps Co. Class A (a) (b)	24,640	91,661
Gambling.com Group Ltd. (a) (b)	5,183	20,110
Gray Media, Inc. (b)	29,577	128,364
Ibotta, Inc. Class A (a) (b)	3,900	116,883
iHeartMedia, Inc. Class A (a)	41,100	120,012
John Wiley & Sons, Inc. Class A (b)	13,740	523,494
Liberty Broadband Corp. Class A (a)	5,864	294,490
Liberty Broadband Corp. Class C (a)	40,032	2,013,610
Magnite, Inc. (a) (b)	49,827	591,945
National CineMedia, Inc. (b)	22,000	67,100
New York Times Co. Class A (b)	55,895	4,680,088
Newsmax, Inc. (a) (b)	15,900	82,998
Nexstar Media Group, Inc.	9,798	1,771,772
Nexxen International Ltd. (a)	11,100	72,372
NIQ Global Intelligence PLC (a) (b)	24,200	275,154
Optimum Communications, Inc. Class A (a) (b)	91,600	119,080
Security Description	Shares	Value
PubMatic, Inc. Class A (a) (b)	12,600	$103,068
Scholastic Corp. (b)	7,229	282,365
Sinclair, Inc. (b)	13,562	175,492
Sirius XM Holdings, Inc. (b)	66,597	1,537,059
Stagwell, Inc. (a) (b)	36,700	230,843
TechTarget, Inc. (a) (b)	8,400	32,592
Thryv Holdings, Inc. (a) (b)	12,000	32,880
USA TODAY Co., Inc. (a) (b)	49,714	350,484
Versant Media Group, Inc. (a)	50,800	1,880,616
		16,505,750
METALS & MINING — 2.8%
Alcoa Corp.	90,105	5,976,665
Alpha Metallurgical Resources, Inc. (a)	4,000	821,080
American Battery Technology Co. (a) (b)	42,400	118,296
Anglogold Ashanti PLC	177,500	17,281,400
Ascent Industries Co. (a)	2,900	38,599
Caledonia Mining Corp. PLC (b)	5,700	128,763
Century Aluminum Co. (a)	19,700	1,156,193
Cleveland-Cliffs, Inc. (a)	196,193	1,657,831
Coeur Mining, Inc. (a)	352,842	6,622,844
Commercial Metals Co.	38,147	2,343,370
Compass Minerals International, Inc. (a)	10,814	252,507
Constellium SE (a)	47,500	1,167,550
Contango Silver & Gold, Inc. (a) (b)	7,300	136,875
Critical Metals Corp. (a) (b)	19,900	158,006
Dakota Gold Corp. (a)	29,900	150,995
Ferroglobe PLC (a) (c) (d)	2,200	—
Ferroglobe PLC (c)	39,400	162,328
Friedman Industries, Inc. (b)	1,800	31,896
Hecla Mining Co.	217,116	4,044,871
Idaho Strategic Resources, Inc. (a) (b)	5,200	167,024
Ivanhoe Electric, Inc. (a)	36,500	431,430
Kaiser Aluminum Corp.	5,533	666,782
Lifezone Metals Ltd. (a) (b)	12,300	41,328
Materion Corp.	7,155	1,034,971
Metallus, Inc. (a)	12,914	211,015
MP Materials Corp. (a) (b)	49,600	2,393,696
NioCorp Developments Ltd. (a) (b)	39,900	177,954
Novagold Resources, Inc. (a) (b)	97,000	871,060
Perpetua Resources Corp. (a) (b)	30,200	849,224
Ramaco Resources, Inc. Class A (a) (b)	14,800	228,808
Reliance, Inc.	18,181	5,525,570
Royal Gold, Inc.	29,327	7,463,428
Ryerson Holding Corp.	15,244	342,685
Southern Copper Corp. (b)	29,522	5,079,555
SSR Mining, Inc. (a)	70,600	2,075,640
SunCoke Energy, Inc.	28,300	184,233
Tredegar Corp. (a)	9,107	72,401
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
U.S. Antimony Corp. (a) (b)	40,600	$354,438
U.S. Gold Corp. (a) (b)	4,600	69,874
U.S. Goldmining, Inc. (a) (b)	1,500	17,445
USA Rare Earth, Inc. (a) (b)	63,300	958,045
Vox Royalty Corp. (b)	20,900	109,516
Warrior Met Coal, Inc.	18,038	1,680,240
Worthington Steel, Inc.	11,572	351,210
		73,607,641
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
ACRES Commercial Realty Corp. REIT (a) (b)	2,200	42,504
Adamas Trust, Inc. REIT (b)	28,971	213,227
AGNC Investment Corp. REIT (b)	388,879	3,900,456
Angel Oak Mortgage REIT, Inc. (b)	5,480	45,046
Annaly Capital Management, Inc. REIT	246,325	5,209,774
Apollo Commercial Real Estate Finance, Inc. REIT (b)	48,549	512,677
Arbor Realty Trust, Inc. REIT (b)	66,400	511,944
ARES Commercial Real Estate Corp. REIT (b)	17,500	84,000
ARMOUR Residential REIT, Inc. (b)	39,059	651,504
Blackstone Mortgage Trust, Inc. Class A REIT (b)	55,466	1,062,174
BrightSpire Capital, Inc. REIT (b)	44,100	246,960
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	6,800	76,976
Chimera Investment Corp. REIT	28,015	351,588
Claros Mortgage Trust, Inc. REIT (a) (b)	30,700	73,066
Dynex Capital, Inc. REIT	68,800	877,888
Ellington Financial, Inc. REIT (b)	42,705	506,054
Franklin BSP Realty Trust, Inc. REIT (b)	28,534	242,254
Invesco Mortgage Capital, Inc. REIT (b)	26,501	214,128
KKR Real Estate Finance Trust, Inc. REIT (b)	18,500	113,220
Ladder Capital Corp. REIT (b)	40,139	392,158
Lument Finance Trust, Inc. REIT (b)	20,500	25,830
MFA Financial, Inc. REIT (b)	35,534	340,416
Nexpoint Real Estate Finance, Inc. REIT (b)	2,400	32,328
Orchid Island Capital, Inc. REIT (b)	64,020	450,061
PennyMac Mortgage Investment Trust REIT (b)	29,324	341,918
Ready Capital Corp. REIT (b)	50,875	82,418
Redwood Trust, Inc. REIT (b)	44,700	250,767
Rithm Capital Corp. REIT (b)	194,311	1,842,068
Rithm Property Trust, Inc. REIT (b)	2,500	33,475
Security Description	Shares	Value
Seven Hills Realty Trust REIT (b)	8,050	$66,171
Sunrise Realty Trust, Inc. REIT (b)	3,199	24,536
TPG Mortgage Investment Trust, Inc. REIT	9,100	66,521
TPG RE Finance Trust, Inc. REIT	25,252	197,218
Two Harbors Investment Corp. REIT (b)	35,789	408,710
Starwood Property Trust, Inc. REIT (b)	120,504	2,075,079
		21,565,114
MULTI-UTILITIES — 0.2%
Avista Corp.	28,300	1,135,962
Black Hills Corp.	25,905	1,798,066
Northwestern Energy Group, Inc.	21,055	1,388,367
Unitil Corp.	6,038	315,425
		4,637,820
OFFICE REITs — 0.4%
Brandywine Realty Trust REIT (b)	60,900	165,039
COPT Defense Properties REIT	39,100	1,196,460
Cousins Properties, Inc. REIT	58,456	1,319,352
Douglas Emmett, Inc. REIT (b)	56,237	529,753
Easterly Government Properties, Inc. REIT	14,580	312,449
Empire State Realty Trust, Inc. Class A REIT	48,624	252,845
Franklin Street Properties Corp. REIT (b)	26,800	17,809
Highwoods Properties, Inc. REIT	38,470	823,643
Hudson Pacific Properties, Inc. REIT (a)	16,862	99,654
JBG SMITH Properties REIT (b)	20,622	301,287
Kilroy Realty Corp. REIT (b)	41,063	1,158,387
NET Lease Office Properties REIT (b)	6,699	77,172
Peakstone Realty Trust REIT (b)	13,100	273,659
Piedmont Realty Trust, Inc. REIT (a)	42,905	281,886
Postal Realty Trust, Inc. Class A REIT (b)	8,800	163,328
SL Green Realty Corp. REIT (b)	24,984	922,909
Vornado Realty Trust REIT	61,400	1,595,786
		9,491,418
OIL, GAS & CONSUMABLE FUELS — 3.9%
Antero Midstream Corp.	116,600	2,658,480
Antero Resources Corp. (a)	101,074	4,289,581
Ardmore Shipping Corp.	12,000	183,000
BKV Corp. (a)	8,610	245,557
California Resources Corp.	25,223	1,745,936
Calumet, Inc. (a) (b)	23,700	850,830
Centrus Energy Corp. Class A (a) (b)	5,800	1,006,822
Cheniere Energy, Inc.	75,099	21,310,092
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Chord Energy Corp.	19,744	$2,807,202
Clean Energy Fuels Corp. (a)	61,100	151,528
CNX Resources Corp. (a) (b)	47,116	1,816,322
Comstock Resources, Inc. (a) (b)	25,900	545,972
Core Natural Resources, Inc.	17,670	1,850,579
Crescent Energy Co. Class A	89,219	1,204,457
CVR Energy, Inc. (a)	10,600	356,690
Delek U.S. Holdings, Inc.	20,504	924,115
DHT Holdings, Inc.	46,871	856,333
Diversified Energy Co.	21,500	374,960
Dorian LPG Ltd.	12,758	436,324
DT Midstream, Inc.	35,389	4,765,837
Empire Petroleum Corp. (a) (b)	4,800	14,208
Encore Energy Corp. (a) (b)	62,700	112,860
Energy Fuels, Inc. (a) (b)	81,601	1,489,218
Epsilon Energy Ltd. (b)	7,500	46,200
Evolution Petroleum Corp. (b)	11,300	51,754
Excelerate Energy, Inc. Class A	8,100	270,702
FLEX LNG Ltd. (a) (b)	11,000	326,810
FutureFuel Corp. (b)	7,700	29,645
Gevo, Inc. (a)	80,100	218,673
Golar LNG Ltd. (b)	33,861	1,832,219
Granite Ridge Resources, Inc. (b)	16,900	99,203
Green Plains, Inc. (a)	23,338	383,910
Gulfport Energy Corp. (a)	5,500	1,163,635
HF Sinclair Corp.	54,400	3,394,016
HighPeak Energy, Inc. (b)	7,600	52,440
Infinity Natural Resources, Inc. Class A (a)	5,200	91,572
International Seaways, Inc. (b)	13,818	1,007,056
Kinetik Holdings, Inc.	16,200	784,242
Kolibri Global Energy, Inc. (a) (b)	9,300	51,057
Kosmos Energy Ltd. (a) (b)	161,800	449,804
Lightbridge Corp. (a) (b)	10,200	108,732
Magnolia Oil & Gas Corp. Class A	62,600	1,976,282
Matador Resources Co.	40,702	2,571,552
Murphy Oil Corp.	46,400	1,914,000
NACCO Industries, Inc. Class A	1,500	77,955
Navigator Holdings Ltd.	9,700	187,501
New Fortress Energy, Inc. (a) (b)	56,000	33,040
NextDecade Corp. (a) (b)	60,000	459,600
NextNRG, Inc. (a) (b)	8,500	3,400
Nordic American Tankers Ltd. (b)	71,340	418,052
Northern Oil & Gas, Inc. (b)	33,300	973,359
OPAL Fuels, Inc. Class A (a) (b)	6,900	17,388
Ovintiv, Inc.	100,067	5,939,977
Par Pacific Holdings, Inc. (a)	16,989	1,064,191
PBF Energy, Inc. Class A	28,752	1,369,170
Peabody Energy Corp.	42,103	1,387,294
Permian Resources Corp. Class A (b)	238,721	5,089,532
Prairie Operating Co. (a) (b)	9,400	19,082
PrimeEnergy Resources Corp. (a) (b)	212	49,364
Security Description	Shares	Value
Range Resources Corp.	82,372	$3,721,567
REX American Resources Corp. (a)	10,110	460,713
Riley Exploration Permian, Inc.	5,250	191,363
Sable Offshore Corp. (a)	42,900	708,708
SandRidge Energy, Inc.	11,600	189,196
Scorpio Tankers, Inc.	15,688	1,171,266
SFL Corp. Ltd. (b)	41,800	451,022
SM Energy Co. (b)	86,073	2,683,756
Summit Midstream Corp. (a)	3,100	93,744
Talos Energy, Inc. (a)	43,600	687,136
Teekay Corp. Ltd.	18,900	230,769
Teekay Tankers Ltd. Class A (b)	8,400	615,888
Uranium Energy Corp. (a) (b)	164,500	2,220,750
VAALCO Energy, Inc. (b)	35,600	225,704
Verde Clean Fuels, Inc. (a) (b)	300	507
Viper Energy, Inc. Class A	64,967	3,052,799
Vitesse Energy, Inc. (b)	10,451	189,790
W&T Offshore, Inc.	35,000	119,350
World Kinect Corp.	18,635	429,909
XCF Global, Inc. Class A (a) (b)	11,100	4,057
		101,357,306
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a) (b)	5,007	72,001
Louisiana-Pacific Corp.	21,918	1,594,534
Magnera Corp. (a)	11,000	104,610
Sylvamo Corp.	11,700	494,208
		2,265,353
PERSONAL CARE PRODUCTS — 0.2%
Beauty Health Co. (a) (b)	36,500	32,485
BellRing Brands, Inc. (a)	41,122	661,653
Coty, Inc. Class A (a) (b)	121,000	243,210
Edgewell Personal Care Co. (b)	15,479	330,322
elf Beauty, Inc. (a) (b)	20,289	1,229,716
FitLife Brands, Inc. (a) (b)	900	12,780
Herbalife Ltd. (a) (b)	35,976	529,567
Honest Co., Inc. (a) (b)	29,800	87,612
Interparfums, Inc. (b)	6,270	569,567
Lifevantage Corp. (b)	3,900	16,848
Medifast, Inc. (a) (b)	3,726	37,968
Nature's Sunshine Products, Inc. (a)	5,900	141,541
Nu Skin Enterprises, Inc. Class A	15,658	113,990
Olaplex Holdings, Inc. (a) (b)	46,800	95,004
USANA Health Sciences, Inc. (a)	3,304	57,721
Waldencast PLC Class A (a) (b)	21,100	20,038
		4,180,022
PHARMACEUTICALS — 1.6%
Aardvark Therapeutics, Inc. (a) (b)	4,300	16,211
Aclaris Therapeutics, Inc. (a)	30,800	115,500
Alimera Sciences, Inc. (a) (b)	7,900	316
Alumis, Inc. (a)	24,064	530,130
Amneal Pharmaceuticals, Inc. (a)	51,690	642,507
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Amphastar Pharmaceuticals, Inc. (a)	12,427	$243,445
Amylyx Pharmaceuticals, Inc. (a)	31,200	433,680
ANI Pharmaceuticals, Inc. (a)	6,533	502,388
Aquestive Therapeutics, Inc. (a) (b)	34,500	143,175
Arvinas, Inc. (a)	19,196	203,477
Atea Pharmaceuticals, Inc. (a) (b)	23,200	124,816
Axsome Therapeutics, Inc. (a)	14,292	2,415,634
BioAge Labs, Inc. (a)	10,300	180,147
Biote Corp. Class A (a) (b)	7,700	10,395
Collegium Pharmaceutical, Inc. (a)	10,867	359,372
Corcept Therapeutics, Inc. (a)	33,299	1,342,283
CorMedix, Inc. (a) (b)	26,700	181,293
Crinetics Pharmaceuticals, Inc. (a) (b)	34,000	1,234,880
Definium Therapeutics, Inc. (a) (b)	34,400	650,160
Edgewise Therapeutics, Inc. (a) (b)	23,541	741,541
Elanco Animal Health, Inc. (a) (b)	171,456	4,102,942
Enliven Therapeutics, Inc. (a) (b)	13,668	535,785
Esperion Therapeutics, Inc. (a)	82,700	226,598
Eton Pharmaceuticals, Inc. (a) (b)	8,800	217,184
Evolus, Inc. (a) (b)	17,700	72,747
EyePoint, Inc. (a)	26,500	341,585
Fulcrum Therapeutics, Inc. (a) (b)	20,500	157,235
Harmony Biosciences Holdings, Inc. (a)	15,000	420,150
Harrow, Inc. (a) (b)	11,100	391,386
Indivior Pharmaceuticals, Inc. (a)	42,100	1,283,208
Innoviva, Inc. (a)	25,753	600,045
Jazz Pharmaceuticals PLC (a)	20,306	3,838,849
Journey Medical Corp. (a) (b)	7,100	33,299
LB Pharmaceuticals, Inc. (a) (b)	6,500	160,290
LENZ Therapeutics, Inc. (a) (b)	6,828	62,476
Ligand Pharmaceuticals, Inc. (a) (b)	6,736	1,344,842
Liquidia Corp. (a) (b)	22,800	860,472
Maze Therapeutics, Inc. (a) (b)	9,300	277,605
MBX Biosciences, Inc. (a) (b)	9,900	295,515
MediWound Ltd. (a) (b)	3,800	61,218
Nuvation Bio, Inc. (a) (b)	85,100	365,079
Ocular Therapeutix, Inc. (a) (b)	65,000	550,550
Omeros Corp. (a) (b)	23,400	247,104
Organon & Co.	91,135	545,899
Pacira BioSciences, Inc. (a)	14,083	318,276
Perrigo Co. PLC (b)	48,400	519,816
Phathom Pharmaceuticals, Inc. (a)	15,778	175,293
Phibro Animal Health Corp. Class A	7,200	398,232
Security Description	Shares	Value
Prestige Consumer Healthcare, Inc. (a)	16,643	$986,431
Rapport Therapeutics, Inc. (a) (b)	10,000	312,900
Royalty Pharma PLC Class A	135,342	6,492,356
Septerna, Inc. (a) (b)	7,700	185,031
SIGA Technologies, Inc.	13,000	69,550
Supernus Pharmaceuticals, Inc. (a)	19,200	992,448
Tarsus Pharmaceuticals, Inc. (a)	13,700	961,055
Terns Pharmaceuticals, Inc. (a)	33,000	1,739,760
Theravance Biopharma, Inc. (a) (b)	13,704	222,416
Third Harmonic Bio, Inc. (a) (b) (d)	7,600	228
Trevi Therapeutics, Inc. (a) (b)	32,600	388,918
Tvardi Therapeutics, Inc. (a) (b)	1,400	4,452
WaVe Life Sciences Ltd. (a)	47,900	347,275
Xeris Biopharma Holdings, Inc. (a)	54,300	314,940
Zevra Therapeutics, Inc. (a) (b)	18,600	173,352
		41,666,142
PROFESSIONAL SERVICES — 1.9%
Alight, Inc. Class A (b)	169,000	98,476
Amentum Holdings, Inc. (a)	55,800	1,455,264
Asure Software, Inc. (a) (b)	8,300	71,380
Barrett Business Services, Inc.	8,556	249,664
BlackSky Technology, Inc. (a) (b)	11,042	277,817
Booz Allen Hamilton Holding Corp.	41,726	3,255,880
CACI International, Inc. Class A (a)	7,571	4,117,640
CBIZ, Inc. (a) (b)	17,200	461,820
Clarivate PLC (a) (b)	129,000	326,370
Concentrix Corp. (b)	15,374	420,633
Conduent, Inc. (a) (b)	46,500	59,520
CRA International, Inc.	2,245	363,421
CSG Systems International, Inc.	9,592	766,784
ExlService Holdings, Inc. (a)	53,985	1,643,843
Exponent, Inc.	17,109	1,116,362
Falcon's Beyond Global, Inc. Class A (a) (b)	5,600	78,960
First Advantage Corp. (a) (b)	27,434	322,624
Forrester Research, Inc. (a)	4,200	23,772
Franklin Covey Co. (a) (b)	3,583	56,576
FTI Consulting, Inc. (a) (b)	10,508	1,857,499
Genpact Ltd.	55,153	2,054,449
HireQuest, Inc. (b)	1,600	15,968
Huron Consulting Group, Inc. (a) (b)	5,931	756,143
IBEX Holdings Ltd. (a)	3,600	96,552
ICF International, Inc.	6,212	405,581
Innodata, Inc. (a) (b)	10,500	405,510
Insperity, Inc. (b)	12,610	340,974
KBR, Inc.	43,994	1,621,619
Kelly Services, Inc. Class A	10,995	97,306
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Kforce, Inc.	5,954	$174,095
Korn Ferry	18,157	1,142,983
Legalzoom.com, Inc. (a)	42,400	240,408
ManpowerGroup, Inc.	16,235	478,283
Maximus, Inc.	18,607	1,192,709
Mistras Group, Inc. (a)	3,900	57,642
Parsons Corp. (a)	18,351	994,074
Paycom Software, Inc. (b)	17,600	2,139,104
Paylocity Holding Corp. (a)	15,297	1,652,688
Planet Labs PBC (a) (b)	93,500	2,613,325
Public Policy Holding Co., Inc. (a) (b)	1,500	19,620
RCM Technologies, Inc. (a) (b)	2,100	40,194
Resolute Holdings Management, Inc. (a) (b)	1,466	237,932
Resources Connection, Inc. (b)	9,700	36,181
Robert Half, Inc.	34,841	884,961
Science Applications International Corp.	15,582	1,479,043
Skillsoft Corp. (a) (b)	1,200	5,148
Spire Global, Inc. (a)	10,000	125,800
SS&C Technologies Holdings, Inc.	73,681	4,978,625
TIC Solutions, Inc. (a) (b)	70,366	463,008
TransUnion (b)	67,967	4,702,637
TriNet Group, Inc.	10,504	382,661
TrueBlue, Inc. (a) (b)	10,007	39,127
TTEC Holdings, Inc. (a) (b)	7,007	17,518
Upwork, Inc. (a) (b)	42,324	463,871
Verra Mobility Corp. (a)	55,581	794,253
Willdan Group, Inc. (a)	4,871	372,924
		48,547,221
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
American Realty Investors, Inc. (a) (b)	300	4,635
Compass, Inc. Class A (a)	220,860	1,614,487
Cushman & Wakefield Ltd. (a)	80,606	988,229
Douglas Elliman, Inc. (a) (b)	23,500	38,540
eXp World Holdings, Inc. (b)	31,800	190,482
Forestar Group, Inc. (a)	6,806	166,339
FRP Holdings, Inc. (a)	4,278	93,603
Howard Hughes Holdings, Inc. (a)	10,838	685,612
Jones Lang LaSalle, Inc. (a)	16,447	5,005,151
Kennedy-Wilson Holdings, Inc.	41,357	447,483
Marcus & Millichap, Inc.	7,946	211,284
Maui Land & Pineapple Co., Inc. (a) (b)	2,431	37,413
Newmark Group, Inc. Class A	52,912	793,151
RE/MAX Holdings, Inc. Class A (a)	7,500	43,200
Real Brokerage, Inc. (a)	49,500	123,750
RMR Group, Inc. Class A (b)	5,707	88,287
Seaport Entertainment Group, Inc. (a) (b)	2,357	50,628
St. Joe Co.	13,100	822,680
Security Description	Shares	Value
Stratus Properties, Inc. (a) (b)	2,400	$73,248
Tejon Ranch Co. (a) (b)	7,400	139,416
Transcontinental Realty Investors, Inc. REIT (a) (b)	600	20,928
Zillow Group, Inc. Class A (a) (b)	16,912	699,988
Zillow Group, Inc. Class C (a)	58,214	2,408,895
		14,747,429
RESIDENTIAL REITs — 0.6%
American Homes 4 Rent Class A REIT	119,100	3,325,272
BRT Apartments Corp. REIT (b)	3,400	45,356
Centerspace REIT (b)	5,965	342,690
Clipper Realty, Inc. REIT (b)	4,693	14,173
Equity LifeStyle Properties, Inc. REIT	66,922	4,177,271
Independence Realty Trust, Inc. REIT (b)	82,599	1,229,899
NexPoint Residential Trust, Inc. REIT	7,648	191,200
Sun Communities, Inc. REIT	43,121	5,431,521
UMH Properties, Inc. REIT	27,900	402,597
Veris Residential, Inc. REIT	27,247	514,151
		15,674,130
RETAIL REITs — 0.8%
Acadia Realty Trust REIT (b)	46,047	880,419
Agree Realty Corp. REIT (b)	39,356	2,966,655
Alexander's, Inc. REIT (b)	702	165,812
Brixmor Property Group, Inc. REIT	105,848	3,048,423
CBL & Associates Properties, Inc. REIT	6,300	242,109
Curbline Properties Corp. REIT (b)	33,600	866,544
FrontView REIT, Inc. (b)	7,100	109,837
Getty Realty Corp. REIT (b)	18,874	600,193
InvenTrust Properties Corp. REIT	26,900	819,374
Kite Realty Group Trust REIT (b)	74,252	1,822,887
Macerich Co. REIT	88,758	1,677,526
NETSTREIT Corp. (b)	29,000	546,070
NNN REIT, Inc.	65,663	2,759,816
Phillips Edison & Co., Inc. REIT	43,479	1,626,984
Saul Centers, Inc. REIT	4,400	143,352
SITE Centers Corp. REIT	17,350	93,690
Tanger, Inc. REIT	39,088	1,328,210
Urban Edge Properties REIT	43,700	873,126
Whitestone REIT	15,500	250,325
		20,821,352
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
ACM Research, Inc. Class A (a)	17,900	704,365
Aehr Test Systems (a) (b)	10,000	370,800
Aeluma, Inc. (a) (b)	4,500	58,905
Allegro MicroSystems, Inc. (a) (b)	43,200	1,362,096
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Alpha & Omega Semiconductor Ltd. (a)	8,687	$192,504
Ambarella, Inc. (a)	14,429	742,733
Ambiq Micro, Inc. (a)	6,200	157,542
Amkor Technology, Inc.	43,235	1,946,872
Astera Labs, Inc. (a)	45,476	4,984,170
Atomera, Inc. (a) (b)	10,200	38,862
Axcelis Technologies, Inc. (a)	10,767	1,002,192
Blaize Holdings, Inc. (a) (b)	34,900	63,518
CEVA, Inc. (a) (b)	8,971	167,578
Cirrus Logic, Inc. (a)	17,839	2,579,876
Cohu, Inc. (a)	15,891	486,582
Credo Technology Group Holding Ltd. (a)	55,800	5,237,946
Diodes, Inc. (a)	15,792	1,077,962
Enphase Energy, Inc. (a)	44,700	1,690,107
Entegris, Inc.	52,297	6,131,300
FormFactor, Inc. (a)	26,846	2,603,794
GLOBALFOUNDRIES, Inc. (a)	43,100	1,917,088
Ichor Holdings Ltd. (a)	11,699	545,290
Impinj, Inc. (a) (b)	9,652	991,260
indie Semiconductor, Inc. Class A (a) (b)	71,400	229,908
Kopin Corp. (a)	59,200	133,200
Kulicke & Soffa Industries, Inc.	17,500	1,150,100
Lattice Semiconductor Corp. (a) (b)	47,425	4,399,143
MACOM Technology Solutions Holdings, Inc. (a)	23,121	5,134,481
Marvell Technology, Inc.	298,391	29,555,629
MaxLinear, Inc. (a)	28,496	495,545
MKS, Inc.	23,423	5,382,840
Navitas Semiconductor Corp. (a) (b)	69,500	609,515
NVE Corp. (b)	1,700	111,350
Onto Innovation, Inc. (a)	16,957	3,477,372
PDF Solutions, Inc. (a) (b)	11,129	364,030
Penguin Solutions, Inc. (a)	17,780	312,928
Photronics, Inc. (a)	19,693	795,794
Power Integrations, Inc. (b)	19,122	979,046
Qorvo, Inc. (a)	29,600	2,291,040
Rambus, Inc. (a) (b)	36,910	3,175,367
Rigetti Computing, Inc. (a) (b)	113,500	1,593,540
Semtech Corp. (a) (b)	32,110	2,468,938
Silicon Laboratories, Inc. (a)	11,167	2,324,411
SiTime Corp. (a)	7,675	2,650,561
SkyWater Technology, Inc. (a)	12,100	331,661
Synaptics, Inc. (a) (b)	13,364	936,015
Ultra Clean Holdings, Inc. (a) (b)	15,498	963,666
Universal Display Corp.	15,386	1,410,281
Veeco Instruments, Inc. (a)	20,508	694,401
		107,024,104
SOFTWARE — 5.1%
8x8, Inc. (a) (b)	46,800	77,688
A10 Networks, Inc.	25,000	578,000
ACI Worldwide, Inc. (a)	35,886	1,471,685
Security Description	Shares	Value
Adeia, Inc. (b)	37,736	$906,796
Agilysys, Inc. (a) (b)	8,957	637,201
Airship AI Holdings, Inc. (a) (b)	7,200	16,272
Alarm.com Holdings, Inc. (a)	16,600	716,954
Alkami Technology, Inc. (a) (b)	23,700	371,379
Amplitude, Inc. Class A (a)	33,500	228,470
Appfolio, Inc. Class A (a)	7,704	1,215,845
Appian Corp. Class A (a)	13,582	327,462
Arteris, Inc. (a)	11,000	180,840
Asana, Inc. Class A (a) (b)	30,600	195,840
Atlassian Corp. Class A (a)	58,452	3,989,349
AudioEye, Inc. (a) (b)	2,800	17,836
Aurora Innovation, Inc. (a) (b)	413,400	1,703,208
AvePoint, Inc. (a)	52,100	495,471
Bentley Systems, Inc. Class B (b)	54,820	1,925,278
Bill Holdings, Inc. (a)	27,964	1,071,021
Bit Digital, Inc. (a) (b)	111,400	145,934
Bitdeer Technologies Group Class A (a) (b)	41,900	362,435
Blackbaud, Inc. (a)	12,833	495,482
BlackLine, Inc. (a) (b)	17,062	631,294
Blend Labs, Inc. Class A (a) (b)	65,800	111,860
Box, Inc. Class A (a)	48,627	1,149,542
Braze, Inc. Class A (a)	30,400	717,744
C3.ai, Inc. Class A (a) (b)	43,700	367,954
CCC Intelligent Solutions Holdings, Inc. (a) (b)	213,600	1,281,600
Cerence, Inc. (a)	15,474	97,641
Chaince Digital Holdings, Inc. (a) (b)	13,400	53,332
Cipher Digital, Inc. (a) (b)	112,700	1,450,449
Circle Internet Group, Inc. (a)	40,000	3,816,400
Cleanspark, Inc. (a) (b)	87,200	742,072
Clear Secure, Inc. Class A	30,600	1,481,346
Clearwater Analytics Holdings, Inc. Class A (a)	96,248	2,276,265
Commvault Systems, Inc. (a)	15,220	1,185,486
Consensus Cloud Solutions, Inc. (a)	6,768	160,672
Core Scientific, Inc. (a) (b)	100,800	1,507,968
CS Disco, Inc. (a)	11,000	42,020
Daily Journal Corp. (a) (b)	427	205,959
Digimarc Corp. (a) (b)	5,667	27,825
Digital Turbine, Inc. (a) (b)	36,286	104,504
Docusign, Inc. (a)	69,277	3,284,423
Dolby Laboratories, Inc. Class A	21,124	1,268,707
Domo, Inc. Class B (a) (b)	11,744	35,937
Dropbox, Inc. Class A (a)	60,042	1,364,154
D-Wave Quantum, Inc. (a) (b)	125,800	1,815,294
Dynatrace, Inc. (a)	102,295	3,782,869
eGain Corp. (a) (b)	5,594	44,137
Elastic NV (a)	32,420	1,620,676
EverCommerce, Inc. (a) (b)	4,862	55,573
Expensify, Inc. Class A (a) (b)	22,200	19,312
Five9, Inc. (a)	26,796	406,495
Freshworks, Inc. Class A (a)	73,000	586,190
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Gitlab, Inc. Class A (a)	50,100	$1,084,164
Guidewire Software, Inc. (a)	29,574	4,423,087
HubSpot, Inc. (a)	17,900	4,369,390
Hut 8 Corp. (a) (b)	34,000	1,594,940
I3 Verticals, Inc. Class A (a) (b)	7,900	176,644
Intapp, Inc. (a)	19,900	511,231
InterDigital, Inc. (b)	8,833	2,667,566
Kaltura, Inc. (a)	28,300	34,526
Life360, Inc. (a) (b)	7,158	292,190
LiveRamp Holdings, Inc. (a)	21,401	567,555
Manhattan Associates, Inc. (a)	20,568	2,738,012
MARA Holdings, Inc. (a) (b)	131,700	1,074,672
Mitek Systems, Inc. (a)	15,677	211,639
N-able, Inc. (a)	22,952	107,186
nCino, Inc. (a)	39,100	585,718
NCR Voyix Corp. (a) (b)	47,967	303,631
NextNav, Inc. (a) (b)	32,900	527,058
Nutanix, Inc. Class A (a)	90,301	3,432,341
ON24, Inc. (a) (b)	14,000	113,400
OneSpan, Inc.	12,231	128,792
Ooma, Inc. (a)	9,100	132,405
Pagaya Technologies Ltd. Class A (a) (b)	20,500	238,825
PagerDuty, Inc. (a)	30,398	188,772
PAR Technology Corp. (a) (b)	14,300	190,619
Pegasystems, Inc. (b)	31,972	1,360,728
Porch Group, Inc. (a) (b)	30,500	218,685
Procore Technologies, Inc. (a)	44,100	2,513,700
Progress Software Corp. (a)	14,738	378,030
Q2 Holdings, Inc. (a)	21,576	1,020,545
Qualys, Inc. (a)	12,395	1,088,901
Rapid7, Inc. (a)	23,125	127,419
Red Violet, Inc. (a) (b)	3,800	131,480
ReposiTrak, Inc. (b)	3,700	28,120
Rezolve AI PLC (a) (b)	75,900	194,304
Rimini Street, Inc. (a) (b)	14,900	48,872
RingCentral, Inc. Class A (b)	26,378	980,998
Riot Platforms, Inc. (a)	119,847	1,481,309
Rubrik, Inc. Class A (a)	50,300	2,463,191
SailPoint, Inc. (a) (b)	21,600	285,984
Samsara, Inc. Class A (a)	113,000	3,580,970
Sapiens International Corp. NV (a)	10,200	443,700
SEMrush Holdings, Inc. Class A (a) (b)	15,900	189,846
SentinelOne, Inc. Class A (a)	109,105	1,405,272
Silvaco Group, Inc. (a) (b)	2,600	18,408
SoundHound AI, Inc. Class A (a) (b)	134,833	926,303
SoundThinking, Inc. (a) (b)	3,300	21,846
Sprinklr, Inc. Class A (a)	39,100	234,600
Sprout Social, Inc. Class A (a)	17,647	100,588
SPS Commerce, Inc. (a)	13,297	740,244
Strategy, Inc. (a) (b)	109,961	13,723,133
Telos Corp. (a) (b)	17,900	75,001
Tenable Holdings, Inc. (a) (b)	41,345	699,351
Security Description	Shares	Value
Teradata Corp. (a)	32,502	$833,026
Terawulf, Inc. (a) (b)	107,500	1,551,225
UiPath, Inc. Class A (a) (b)	140,940	1,564,434
Unity Software, Inc. (a)	114,900	2,520,906
Varonis Systems, Inc. (a)	40,405	867,495
Vertex, Inc. Class A (a) (b)	24,100	286,549
Via Transportation, Inc. Class A (a)	3,500	52,500
Viant Technology, Inc. Class A (a) (b)	4,800	53,760
Weave Communications, Inc. (a) (b)	23,000	106,260
WM Technology, Inc. (a)	28,000	18,435
Workiva, Inc. (a)	17,600	1,049,488
Xperi, Inc. (a) (b)	14,214	79,598
Yext, Inc. (a)	33,707	129,435
Zeta Global Holdings Corp. Class A (a) (b)	73,000	1,162,160
Zoom Communications, Inc. (a)	93,853	7,544,843
Zscaler, Inc. (a)	35,189	4,936,665
		131,758,816
SPECIALIZED REITs — 0.8%
CubeSmart REIT	78,788	2,887,580
EPR Properties REIT	26,149	1,306,404
Farmland Partners, Inc. REIT	13,800	154,974
Fermi, Inc. REIT (a)	12,000	70,080
Four Corners Property Trust, Inc. REIT	36,409	861,073
Gaming & Leisure Properties, Inc. REIT	94,472	4,191,723
Gladstone Land Corp. REIT (b)	11,900	121,380
Lamar Advertising Co. Class A REIT	30,035	3,804,233
Millrose Properties, Inc. REIT	53,800	1,506,400
National Storage Affiliates Trust REIT	24,710	932,555
Outfront Media, Inc. REIT	51,277	1,358,841
Rayonier, Inc. REIT	103,802	2,140,397
Safehold, Inc. REIT (b)	19,336	261,616
Smartstop Self Storage REIT, Inc. (b)	19,100	578,348
		20,175,604
SPECIALTY RETAIL — 2.3%
1-800-Flowers.com, Inc. Class A (a) (b)	7,100	21,584
Abercrombie & Fitch Co. Class A (a)	15,419	1,408,834
Academy Sports & Outdoors, Inc. (b)	23,000	1,298,350
Advance Auto Parts, Inc. (b)	20,600	1,086,650
American Eagle Outfitters, Inc.	55,328	923,978
America's Car-Mart, Inc. (a) (b)	2,551	32,474
Arhaus, Inc. (b)	18,500	125,430
Arko Corp. (b)	25,500	141,780
Asbury Automotive Group, Inc. (a) (b)	6,702	1,309,638
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
AutoNation, Inc. (a)	9,227	$1,801,664
BARK, Inc. (a)	25,600	12,969
Barnes & Noble Education, Inc. (a) (b)	4,700	41,501
Bath & Body Works, Inc.	72,200	1,347,974
Bed Bath & Beyond, Inc. (a) (b)	22,382	103,852
Boot Barn Holdings, Inc. (a)	10,600	1,551,416
Buckle, Inc.	10,887	548,269
Build-A-Bear Workshop, Inc. (b)	4,100	153,545
Burlington Stores, Inc. (a)	21,912	7,129,727
Caleres, Inc. (b)	10,990	115,835
Camping World Holdings, Inc. Class A (b)	20,427	139,516
CarMax, Inc. (a)	49,900	2,074,842
Chewy, Inc. Class A (a)	80,800	2,181,600
Citi Trends, Inc. (a) (b)	1,600	69,312
Designer Brands, Inc. Class A	12,856	73,151
Dick's Sporting Goods, Inc. (b)	22,062	4,374,674
Envela Corp. (a)	2,000	33,320
EVgo, Inc. (a) (b)	45,400	78,088
Five Below, Inc. (a)	18,724	4,278,059
Floor & Decor Holdings, Inc. Class A (a) (b)	37,056	1,882,445
GameStop Corp. Class A (a)	143,024	3,295,273
Gap, Inc.	79,400	1,921,480
Genesco, Inc. (a)	3,305	95,812
Group 1 Automotive, Inc.	4,048	1,338,390
Haverty Furniture Cos., Inc.	4,605	97,534
J Jill, Inc. (b)	2,100	24,066
Lands' End, Inc. (a) (b)	3,400	38,216
Lithia Motors, Inc. (b)	8,349	2,084,912
MarineMax, Inc. (a) (b)	6,576	177,947
Monro, Inc.	9,998	160,368
Murphy USA, Inc.	5,950	2,939,121
National Vision Holdings, Inc. (a) (b)	27,125	702,537
OneWater Marine, Inc. Class A (a) (b)	3,700	34,965
Penske Automotive Group, Inc. (b)	6,389	955,283
Petco Health & Wellness Co., Inc. (a) (b)	28,100	78,118
RealReal, Inc. (a)	36,300	329,604
Revolve Group, Inc. (a)	14,200	321,062
RH (a) (b)	5,360	749,435
Sally Beauty Holdings, Inc. (a) (b)	34,448	477,105
Shoe Carnival, Inc. (b)	6,400	99,776
Signet Jewelers Ltd. (b)	13,600	1,151,104
Sleep Number Corp. (a) (b)	5,517	9,903
Sonic Automotive, Inc. Class A (b)	5,236	359,033
Stitch Fix, Inc. Class A (a) (b)	37,145	122,950
ThredUp, Inc. Class A (a)	36,400	119,392
Torrid Holdings, Inc. (a) (b)	13,700	24,386
Upbound Group, Inc.	18,354	331,290
Urban Outfitters, Inc. (a)	22,650	1,434,877
Security Description	Shares	Value
Valvoline, Inc. (a)	44,441	$1,496,773
Victoria's Secret & Co. (a) (b)	24,000	1,112,640
Warby Parker, Inc. Class A (a) (b)	34,700	731,129
Wayfair, Inc. Class A (a) (b)	34,470	2,592,489
Winmark Corp.	1,034	442,087
Zumiez, Inc. (a) (b)	4,800	106,368
		60,295,902
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Corsair Gaming, Inc. (a) (b)	17,300	96,015
CPI Card Group, Inc. (a) (b)	2,800	40,628
Diebold Nixdorf, Inc. (a)	8,400	633,696
Eastman Kodak Co. (a) (b)	21,500	194,575
Everpure, Inc. Class A (a)	109,714	6,477,515
GPGI, Inc. Class A (b)	61,300	1,048,230
Immersion Corp. (b)	10,000	54,600
IonQ, Inc. (a) (b)	119,200	3,436,536
Quantum Computing, Inc. (a) (b)	69,700	477,445
Turtle Beach Corp. (a) (b)	4,900	49,686
Xerox Holdings Corp. (b)	36,500	47,085
		12,556,011
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Amer Sports, Inc. (a)	52,700	1,734,884
Birkenstock Holding PLC (a) (b)	15,200	544,616
Capri Holdings Ltd. (a)	40,091	706,403
Carter's, Inc. (b)	12,260	438,418
Columbia Sportswear Co. (b)	8,740	479,039
Crocs, Inc. (a) (b)	17,620	1,462,812
Ermenegildo Zegna NV (b)	21,700	226,114
Figs, Inc. Class A (a)	30,700	453,439
G-III Apparel Group Ltd.	12,381	342,954
Kontoor Brands, Inc.	19,016	1,336,635
Lakeland Industries, Inc. (b)	3,100	25,389
Movado Group, Inc. (b)	4,761	116,264
On Holding AG Class A (a)	79,700	2,711,394
Oxford Industries, Inc. (b)	4,630	178,301
PVH Corp. (b)	15,908	1,109,742
Rocky Brands, Inc.	2,505	96,994
Steven Madden Ltd.	24,913	845,049
Superior Group of Cos., Inc. (b)	3,800	38,608
Under Armour, Inc. Class A (a) (b)	61,900	365,829
Under Armour, Inc. Class C (a) (b)	68,900	398,931
VF Corp.	122,900	2,088,071
Wolverine World Wide, Inc.	28,680	468,057
		16,167,943
TOBACCO — 0.0% *
Ispire Technology, Inc. (a) (b)	8,000	14,720
Turning Point Brands, Inc.	6,400	555,456
Universal Corp.	8,241	434,301
		1,004,477
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 2.0%
Air Lease Corp.	36,656	$2,380,441
Alta Equipment Group, Inc. (b)	6,600	35,442
Applied Industrial Technologies, Inc.	12,900	3,422,628
BlueLinx Holdings, Inc. (a) (b)	2,700	146,286
Boise Cascade Co.	12,901	978,541
Core & Main, Inc. Class A (a)	66,184	3,269,490
Custom Truck One Source, Inc. (a)	21,900	143,883
Distribution Solutions Group, Inc. (a) (b)	3,290	86,330
DNOW, Inc. (a)	65,064	774,912
DXP Enterprises, Inc. (a)	4,500	628,785
EVI Industries, Inc. (b)	2,400	49,392
Ferguson Enterprises, Inc.	67,333	15,706,095
GATX Corp.	12,231	2,088,321
Global Industrial Co.	4,900	154,448
Herc Holdings, Inc.	11,301	1,125,014
Hudson Technologies, Inc. (a)	12,295	72,295
Karat Packaging, Inc.	2,900	80,968
McGrath RentCorp	8,500	937,380
MSC Industrial Direct Co., Inc. Class A	15,299	1,411,639
NPK International, Inc. (a)	28,200	408,618
QXO, Inc. (a) (b)	226,900	4,406,398
Rush Enterprises, Inc. Class A	20,275	1,340,380
Rush Enterprises, Inc. Class B	3,750	241,312
SiteOne Landscape Supply, Inc. (a)	15,533	2,067,598
Titan Machinery, Inc. (a) (b)	7,700	128,744
Transcat, Inc. (a) (b)	3,200	235,040
Watsco, Inc. (b)	12,123	4,410,226
WESCO International, Inc.	16,716	4,573,832
Willis Lease Finance Corp. (b)	1,000	170,260
Xometry, Inc. Class A (a) (b)	15,100	616,684
		52,091,382
TRANSPORTATION INFRASTRUCTURE — 0.0% *
Sky Harbour Group Corp. (a) (b)	6,300	60,669
WATER UTILITIES — 0.3%
American States Water Co.	13,201	998,260
Cadiz, Inc. (a) (b)	19,800	97,218
California Water Service Group	20,789	942,573
Consolidated Water Co. Ltd.	5,200	172,224
Essential Utilities, Inc.	97,739	3,935,950
Global Water Resources, Inc.	5,100	38,709
H2O America (b)	11,487	673,942
Middlesex Water Co. (b)	6,523	339,522
Pure Cycle Corp. (a)	7,600	76,456
York Water Co. (b)	5,300	161,385
		7,436,239
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a)	28,010	112,600
Millicom International Cellular SA	35,100	2,630,394
Spok Holdings, Inc.	6,800	74,120
Security Description	Shares	Value
Telephone & Data Systems, Inc.	34,200	$1,439,820
		4,256,934
TOTAL COMMON STOCKS (Cost $2,003,403,099)		2,577,617,184
RIGHTS — 0.0% *
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% *
M-Tron Industries, Inc. (expiring 04/15/26) (a) (Cost $0)	900	1,890
WARRANTS — 0.0% *
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% *
Pulse Biosciences, Inc. (expiring 06/27/29) (a) (Cost $0)	662	3,505
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	20,493,779	20,493,779
State Street Navigator Securities Lending Portfolio II (g) (h)	155,803,943	155,803,943
TOTAL SHORT-TERM INVESTMENTS (Cost $176,297,722)		176,297,722
TOTAL INVESTMENTS — 106.0% (Cost $2,179,700,821)		2,753,920,301
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(155,178,490)
NET ASSETS — 100.0%		$2,598,741,811

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $228,
representing less than 0.05% of the Fund's net assets.

(e)
The Portfolio invested in certain money market funds
managed by SSGA Funds Management, Inc. Amounts
related to these investments during the period ended
March 31, 2026 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	81	06/18/2026	$9,945,320	$10,174,410	$229,090
E-mini S&P MidCap 400 Index (long)	34	06/18/2026	11,273,616	11,548,100	274,484
					$503,574
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,577,154,436	$462,520	$228	$2,577,617,184
Rights	1,890	—	—	1,890
Warrants	—	3,505	—	3,505
Short-Term Investments	176,297,722	—	—	176,297,722
TOTAL INVESTMENTS	$2,753,454,048	$466,025	$228	$2,753,920,301
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$503,574	$—	$—	$503,574
TOTAL OTHER FINANCIAL INSTRUMENTS:	$503,574	$—	$—	$503,574
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,168,004	$19,168,004	$76,111,168	$74,785,393	$—	$—	20,493,779	$20,493,779	$189,977
State Street Navigator Securities Lending Portfolio II	168,663,032	168,663,032	265,027,056	277,886,145	—	—	155,803,943	155,803,943	1,168,587
Total		$187,831,036	$341,138,224	$352,671,538	$—	$—		$176,297,722	$1,358,564
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 60.1%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	212	$23,206
AeroVironment, Inc. (a)	167	30,569
Archer Aviation, Inc. Class A (a) (b)	3,202	16,554
Astronics Corp. (a)	184	12,278
ATI, Inc. (a)	736	107,059
Axon Enterprise, Inc. (a)	433	183,891
Boeing Co. (a)	4,350	865,781
BWX Technologies, Inc.	518	105,926
Byrna Technologies, Inc. (a) (b)	141	1,294
Cadre Holdings, Inc.	158	4,847
Carpenter Technology Corp.	270	106,421
Curtiss-Wright Corp.	210	143,035
Ducommun, Inc. (a)	94	11,468
FTAI Aviation Ltd.	563	137,935
General Dynamics Corp.	1,413	484,970
General Electric Co.	5,824	1,652,676
HEICO Corp.	271	74,308
HEICO Corp. Class A	402	84,858
Hexcel Corp.	478	38,685
Howmet Aerospace, Inc.	2,202	507,473
Huntington Ingalls Industries, Inc.	218	82,818
Intuitive Machines, Inc. (a) (b)	801	14,867
Karman Holdings, Inc. (a) (b)	460	36,823
Kratos Defense & Security Solutions, Inc. (a)	981	69,170
L3Harris Technologies, Inc.	1,037	357,921
Leonardo DRS, Inc.	451	20,079
Loar Holdings, Inc. (a) (b)	144	8,250
Lockheed Martin Corp.	1,133	684,774
Mercury Systems, Inc. (a)	306	22,310
Moog, Inc. Class A	158	46,237
National Presto Industries, Inc.	40	5,482
Northrop Grumman Corp.	767	523,278
Park Aerospace Corp.	205	5,613
Redwire Corp. (a)	395	3,358
Rocket Lab Corp. (a)	2,637	169,348
RTX Corp.	7,489	1,444,628
Satellogic, Inc. Class A (a)	850	4,624
StandardAero, Inc. (a)	1,116	28,826
Textron, Inc.	950	83,182
TransDigm Group, Inc.	314	363,913
V2X, Inc. (a)	107	7,330
VSE Corp.	142	26,185
Woodward, Inc.	336	120,261
		8,722,511
AIR FREIGHT & LOGISTICS — 0.2%
CH Robinson Worldwide, Inc.	639	106,119
Expeditors International of Washington, Inc.	774	110,860
FedEx Corp.	1,170	416,731
Forward Air Corp. (a) (b)	151	2,523
GXO Logistics, Inc. (a)	631	32,717
Hub Group, Inc. Class A	361	13,010
Security Description	Shares	Value
Radiant Logistics, Inc. (a)	421	$2,968
United Parcel Service, Inc. Class B	4,107	404,047
		1,088,975
AIRLINES — 0.1%
Alaska Air Group, Inc. (a) (b)	674	24,790
Allegiant Travel Co. (a)	101	8,185
American Airlines Group, Inc. (a)	3,608	38,750
Delta Air Lines, Inc.	3,653	242,851
Frontier Group Holdings, Inc. (a) (b)	557	1,966
JetBlue Airways Corp. (a)	1,837	8,120
Joby Aviation, Inc. (a) (b)	3,787	31,281
SkyWest, Inc. (a)	201	18,458
Southwest Airlines Co.	2,825	106,135
Sun Country Airlines Holdings, Inc. (a)	271	4,477
United Airlines Holdings, Inc. (a)	1,763	162,319
		647,332
AUTO COMPONENTS — 0.1%
Adient PLC (a)	518	10,469
Aptiv PLC (a)	1,214	84,300
Autoliv, Inc.	340	35,754
BorgWarner, Inc.	1,147	62,236
Cooper-Standard Holdings, Inc. (a)	213	5,936
Dana, Inc.	793	26,685
Dauch Corp. (a)	680	4,032
Dorman Products, Inc. (a)	164	17,115
Fox Factory Holding Corp. (a)	251	4,132
Garrett Motion, Inc.	735	13,355
Gentex Corp.	1,013	22,134
Gentherm, Inc. (a)	194	5,389
Goodyear Tire & Rubber Co. (a)	1,709	11,331
Kodiak AI, Inc. (a) (b)	710	4,927
LCI Industries	154	18,939
Lear Corp.	264	31,965
Mobileye Global, Inc. Class A (a) (b)	610	4,191
Patrick Industries, Inc.	198	21,992
Phinia, Inc.	121	8,281
QuantumScape Corp. (a) (b)	2,298	14,661
Solid Power, Inc. (a) (b)	1,111	3,333
Standard Motor Products, Inc.	145	5,037
Visteon Corp.	161	14,669
XPEL, Inc. (a)	141	6,241
		437,104
AUTOMOBILES — 1.1%
Faraday Future Intelligent Electric, Inc. (a) (b)	1,765	485
Ford Motor Co.	22,177	255,923
General Motors Co.	5,000	372,500
Harley-Davidson, Inc.	705	14,255
Lucid Group, Inc. (a) (b)	695	6,623
Rivian Automotive, Inc. Class A (a) (b)	4,699	70,720
Tesla, Inc. (a)	15,634	5,811,940
Thor Industries, Inc.	318	25,405
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Winnebago Industries, Inc.	176	$5,454
		6,563,305
BANKS — 2.3%
1st Source Corp.	108	7,475
ACNB Corp.	64	3,064
Amalgamated Financial Corp.	123	4,781
Amerant Bancorp, Inc.	233	5,135
Ameris Bancorp	372	29,012
Arrow Financial Corp.	114	3,827
Associated Banc-Corp.	911	23,558
Atlantic Union Bankshares Corp.	740	26,448
Axos Financial, Inc. (a)	318	27,059
Banc of California, Inc.	819	14,398
BancFirst Corp.	120	13,020
Bancorp, Inc. (a)	292	15,689
Bank First Corp.	62	8,374
Bank of America Corp.	36,720	1,790,100
Bank of Hawaii Corp.	235	17,449
Bank of Marin Bancorp	125	3,204
Bank OZK	510	23,404
BankUnited, Inc.	432	19,509
Bankwell Financial Group, Inc.	93	4,512
Banner Corp.	201	12,197
BayCom Corp.	110	3,270
Beacon Financial Corp.	456	13,680
BOK Financial Corp.	137	17,544
Bridgewater Bancshares, Inc. (a)	203	3,593
Burke & Herbert Financial Services Corp. (b)	82	5,108
Business First Bancshares, Inc.	115	3,110
Byline Bancorp, Inc.	131	4,136
C&F Financial Corp.	41	2,991
California BanCorp	174	3,083
Capital City Bank Group, Inc.	104	4,520
Capitol Federal Financial, Inc.	860	6,132
Carter Bankshares, Inc. (a)	176	4,104
Cathay General Bancorp	419	20,891
Central BanCo, Inc.	500	11,975
Central Pacific Financial Corp.	165	5,273
ChoiceOne Financial Services, Inc.	84	2,362
Citigroup, Inc.	9,740	1,104,613
Citizens Financial Group, Inc.	2,398	143,808
Citizens Financial Services, Inc.	43	2,656
City Holding Co.	89	10,637
Civista Bancshares, Inc.	135	3,077
CNB Financial Corp.	153	4,431
Coastal Financial Corp. (a)	64	4,870
Colony Bankcorp, Inc.	177	3,535
Columbia Banking System, Inc.	1,755	48,140
Columbia Financial, Inc. (a) (b)	305	5,341
Commerce Bancshares, Inc.	688	33,850
Community Financial System, Inc.	316	18,533
Community Trust Bancorp, Inc.	73	4,433
Community West Bancshares	145	3,378
ConnectOne Bancorp, Inc.	352	9,423
Cullen/Frost Bankers, Inc.	291	39,890
Security Description	Shares	Value
Customers Bancorp, Inc. (a)	171	$11,869
CVB Financial Corp.	765	14,833
Dime Community Bancshares, Inc.	217	7,339
Eagle Bancorp, Inc.	188	4,676
East West Bancorp, Inc.	769	82,098
Eastern Bankshares, Inc.	1,504	29,418
Enterprise Financial Services Corp.	232	12,553
Equity Bancshares, Inc. Class A	88	3,908
Esquire Financial Holdings, Inc.	44	4,730
Farmers & Merchants Bancorp, Inc.	94	2,413
Farmers National Banc Corp.	467	6,146
FB Financial Corp.	290	15,063
Fidelity D&D Bancorp, Inc.	55	2,380
Fifth Third Bancorp	5,030	233,694
First BanCorp	948	20,249
First Bancorp, Inc.	105	2,943
First Bancorp/Southern Pines NC	255	14,369
First Busey Corp.	473	11,953
First Business Financial Services, Inc.	60	3,236
First Citizens BancShares, Inc. Class A (b)	55	103,656
First Commonwealth Financial Corp.	616	10,829
First Community Bankshares, Inc.	82	3,405
First Financial Bancorp	562	15,669
First Financial Bankshares, Inc.	766	22,559
First Financial Corp.	97	6,130
First Foundation, Inc. (a)	2,119	12,502
First Hawaiian, Inc.	756	18,628
First Horizon Corp.	2,790	63,500
First Interstate BancSystem, Inc. Class A	506	16,900
First Merchants Corp.	345	13,362
First Mid Bancshares, Inc.	129	5,313
Firstsun Capital Bancorp (a) (b)	44	1,604
Five Star Bancorp	49	1,848
Flagstar Bank NA	1,791	23,587
Flushing Financial Corp.	192	2,949
FNB Corp.	1,757	29,377
FS Bancorp, Inc.	66	2,547
Fulton Financial Corp.	1,044	21,235
FVCBankcorp, Inc.	227	3,448
German American Bancorp, Inc.	194	8,107
Glacier Bancorp, Inc.	754	33,681
Great Southern Bancorp, Inc.	68	4,293
Greene County Bancorp, Inc.	94	2,107
Hancock Whitney Corp.	500	31,795
Hanmi Financial Corp.	196	5,167
Hawthorn Bancshares, Inc.	89	2,998
HBT Financial, Inc.	121	3,233
Heritage Commerce Corp.	341	4,256
Heritage Financial Corp.	172	4,472
Hilltop Holdings, Inc.	114	4,083
Hingham Institution For Savings	13	3,716
Home Bancorp, Inc.	62	3,756
Home BancShares, Inc.	1,077	29,004
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
HomeTrust Bancshares, Inc.	94	$4,009
Hope Bancorp, Inc.	703	7,852
Horizon Bancorp, Inc.	209	3,463
Huntington Bancshares, Inc.	11,240	175,906
Independent Bank Corp.	304	22,864
International Bancshares Corp.	311	20,927
John Marshall Bancorp, Inc.	127	2,576
JPMorgan Chase & Co.	14,986	4,408,282
KeyCorp	4,813	96,501
Lakeland Financial Corp.	163	9,353
LCNB Corp.	176	2,744
LINKBANCORP, Inc.	417	3,478
Live Oak Bancshares, Inc.	202	6,680
M&T Bank Corp.	834	172,404
Mechanics Bancorp Class A	800	11,800
Mercantile Bank Corp.	69	3,484
Metrocity Bankshares, Inc.	86	2,466
Metropolitan Bank Holding Corp.	58	4,831
Mid Penn Bancorp, Inc.	110	3,538
Midland States Bancorp, Inc.	78	1,740
MVB Financial Corp.	142	3,526
National Bank Holdings Corp. Class A	222	8,694
NB Bancorp, Inc.	248	5,225
NBT Bancorp, Inc.	289	12,306
Nicolet Bankshares, Inc.	84	12,484
Northeast Bank	40	4,495
Northrim BanCorp, Inc.	148	3,386
Northwest Bancshares, Inc.	672	8,528
Norwood Financial Corp.	100	2,942
OceanFirst Financial Corp.	345	6,224
OFG Bancorp	268	10,843
Old National Bancorp	1,714	37,879
Old Second Bancorp, Inc.	342	6,895
Orange County Bancorp, Inc.	100	3,198
Origin Bancorp, Inc.	192	7,960
Orrstown Financial Services, Inc.	124	4,474
Park National Corp.	89	14,547
Parke Bancorp, Inc.	131	3,720
Pathward Financial, Inc.	146	13,028
PCB Bancorp	144	3,239
Peapack-Gladstone Financial Corp.	112	3,944
Peoples Bancorp, Inc.	217	7,133
Peoples Financial Services Corp.	76	4,053
Pinnacle Financial Partners, Inc.	866	74,597
Plumas Bancorp	64	3,124
PNC Financial Services Group, Inc.	2,200	457,798
Ponce Financial Group, Inc. (a)	235	3,927
Popular, Inc.	367	49,240
Preferred Bank	73	6,620
Prosperity Bancshares, Inc.	633	42,525
Provident Financial Services, Inc.	781	16,526
QCR Holdings, Inc.	100	8,545
RBB Bancorp	128	2,735
Red River Bancshares, Inc.	52	4,703
Regions Financial Corp.	4,874	127,309
Security Description	Shares	Value
Renasant Corp.	553	$19,980
Republic Bancorp, Inc. Class A	47	3,316
S&T Bancorp, Inc.	235	9,830
Seacoast Banking Corp. of Florida	501	15,175
ServisFirst Bancshares, Inc.	301	21,922
Sierra Bancorp	97	3,290
Simmons First National Corp. Class A	745	14,490
SmartFinancial, Inc.	102	3,986
South Plains Financial, Inc.	92	3,855
Southern First Bancshares, Inc. (a)	69	3,760
Southern Missouri Bancorp, Inc.	62	3,964
Southside Bancshares, Inc.	189	5,876
Southstate Bank Corp.	580	53,662
Stellar Bancorp, Inc.	183	6,700
Stock Yards Bancorp, Inc.	165	10,938
Texas Capital Bancshares, Inc. (a)	272	25,807
TFS Financial Corp. (b)	402	5,648
Third Coast Bancshares, Inc. (a)	85	3,216
Timberland Bancorp, Inc.	94	3,706
Tompkins Financial Corp.	65	5,125
Towne Bank	385	12,963
TriCo Bancshares	184	8,747
Triumph Financial, Inc. (a) (b)	132	7,875
Truist Financial Corp.	6,857	315,216
TrustCo Bank Corp.	111	4,860
Trustmark Corp.	365	15,381
U.S. Bancorp	8,484	441,253
UMB Financial Corp.	395	44,552
United Bankshares, Inc.	802	33,219
United Community Banks, Inc.	705	22,200
Unity Bancorp, Inc.	67	3,473
Univest Financial Corp.	218	7,469
USCB Financial Holdings, Inc.	153	2,837
Valley National Bancorp	2,767	33,979
WaFd, Inc.	471	14,789
Webster Financial Corp.	911	63,242
Wells Fargo & Co.	17,227	1,371,441
WesBanco, Inc.	562	19,383
West BanCorp, Inc.	134	3,188
Westamerica BanCorp	80	4,172
Western Alliance Bancorp	509	36,063
Wintrust Financial Corp.	390	54,187
WSFS Financial Corp.	343	22,453
Zions Bancorp NA	858	49,438
		13,376,084
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	53	12,211
Brown-Forman Corp. Class B	1,258	33,262
Celsius Holdings, Inc. (a) (b)	925	32,819
Coca-Cola Co.	21,429	1,629,675
Coca-Cola Consolidated, Inc.	323	61,932
Constellation Brands, Inc. Class A	850	127,500
Keurig Dr. Pepper, Inc.	7,482	197,001
MGP Ingredients, Inc.	114	2,096
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Molson Coors Beverage Co. Class B	890	$38,323
Monster Beverage Corp. (a)	3,920	284,043
National Beverage Corp. (a)	155	5,216
PepsiCo, Inc.	7,606	1,181,136
Primo Brands Corp. (b)	1,265	23,820
Vita Coco Co., Inc. (a)	239	11,451
		3,640,485
BIOTECHNOLOGY — 1.5%
4D Molecular Therapeutics, Inc. (a) (b)	346	3,221
AbbVie, Inc.	9,838	2,139,667
Abeona Therapeutics, Inc. (a) (b)	509	2,280
Absci Corp. (a) (b)	498	1,494
ACADIA Pharmaceuticals, Inc. (a)	740	16,472
ADMA Biologics, Inc. (a)	1,383	12,461
Agenus, Inc. (a) (b)	551	1,840
Agios Pharmaceuticals, Inc. (a)	340	11,502
Akebia Therapeutics, Inc. (a)	1,648	2,291
Akero Therapeutics, Inc. (a)	390	254
Alector, Inc. (a) (b)	779	1,675
Alkermes PLC (a)	984	34,794
Allogene Therapeutics, Inc. (a)	1,415	3,453
Alnylam Pharmaceuticals, Inc. (a)	749	247,822
Altimmune, Inc. (a)	439	1,352
Amgen, Inc.	3,023	1,063,643
Amicus Therapeutics, Inc. (a)	1,612	23,310
AnaptysBio, Inc. (a)	65	3,605
Anavex Life Sciences Corp. (a)	545	1,673
Anika Therapeutics, Inc. (a)	327	4,742
Annexon, Inc. (a)	554	3,069
Apellis Pharmaceuticals, Inc. (a)	634	25,506
Apogee Therapeutics, Inc. (a)	397	33,415
Arbutus Biopharma Corp. (a)	1,025	4,613
Arcellx, Inc. (a)	230	26,409
Arcturus Therapeutics Holdings, Inc. (a)	166	1,282
Arcus Biosciences, Inc. (a)	361	7,798
Arcutis Biotherapeutics, Inc. (a)	647	15,243
Ardelyx, Inc. (a)	1,430	8,566
ArriVent Biopharma, Inc. (a)	106	2,445
Arrowhead Pharmaceuticals, Inc. (a)	773	48,467
ARS Pharmaceuticals, Inc. (a) (b)	407	3,268
Atrium Therapeutics, Inc. (a)	70	936
aTyr Pharma, Inc. (a) (b)	3,393	2,647
Aura Biosciences, Inc. (a) (b)	336	2,248
Avita Medical, Inc. (a) (b)	232	858
Beam Therapeutics, Inc. (a)	449	10,700
Benitec Biopharma, Inc. (a)	127	1,353
BioAtla, Inc. (a)	1,271	204
BioCryst Pharmaceuticals, Inc. (a)	1,460	13,899
Biogen, Inc. (a)	827	151,614
Biohaven Ltd. (a)	499	4,222
BioMarin Pharmaceutical, Inc. (a)	1,133	64,003
Bridgebio Pharma, Inc. (a)	894	66,388
Candel Therapeutics, Inc. (a) (b)	33	162
Security Description	Shares	Value
Capricor Therapeutics, Inc. (a)	324	$9,850
CareDx, Inc. (a)	319	5,538
Cartesian Therapeutics, Inc. (a) (b)	89	547
Catalyst Pharmaceuticals, Inc. (a)	659	16,317
Celcuity, Inc. (a)	241	27,508
Celldex Therapeutics, Inc. (a)	413	13,100
CG oncology, Inc. (a) (b)	479	32,419
Checkpoint Therapeutics, Inc. (a)	678	108
Cogent Biosciences, Inc. (a)	914	35,180
Compass Therapeutics, Inc. (a)	855	4,523
Corbus Pharmaceuticals Holdings, Inc. (a)	113	1,061
Corvus Pharmaceuticals, Inc. (a)	292	4,272
CRISPR Therapeutics AG (a) (b)	515	24,499
Cullinan Therapeutics, Inc. (a) (b)	413	5,869
Cytokinetics, Inc. (a)	708	46,664
CytomX Therapeutics, Inc. (a)	559	2,627
Damora Therapeutics, Inc. (a)	167	4,325
Day One Biopharmaceuticals, Inc. (a)	436	9,348
Denali Therapeutics, Inc. (a)	750	14,400
Dianthus Therapeutics, Inc. (a)	235	19,721
Disc Medicine, Inc. (a)	123	7,865
Dyne Therapeutics, Inc. (a)	735	13,326
Editas Medicine, Inc. (a) (b)	1,103	2,724
Eledon Pharmaceuticals, Inc. (a) (b)	359	1,106
Emergent BioSolutions, Inc. (a)	363	3,013
Entrada Therapeutics, Inc. (a) (b)	169	2,133
Erasca, Inc. (a)	1,427	23,089
Exelixis, Inc. (a)	1,567	67,209
Foghorn Therapeutics, Inc. (a)	385	1,840
Forum Markets, Inc. (a) (b)	131	379
Geron Corp. (a)	3,193	4,758
Gilead Sciences, Inc.	6,983	973,221
Gossamer Bio, Inc. (a)	1,683	553
GRAIL, Inc. (a)	203	10,491
Halozyme Therapeutics, Inc. (a)	696	44,982
Humacyte, Inc. (a) (b)	679	412
Hyperliquid Strategies, Inc. (a)	662	3,370
Ideaya Biosciences, Inc. (a)	522	17,393
Immuneering Corp. Class A (a) (b)	372	1,960
ImmunityBio, Inc. (a) (b)	1,768	13,561
Immunome, Inc. (a) (b)	866	18,939
Immunovant, Inc. (a) (b)	423	10,507
Incyte Corp. (a)	952	89,602
Insmed, Inc. (a)	1,207	197,369
Instil Bio, Inc. (a) (b)	76	626
Intellia Therapeutics, Inc. (a) (b)	639	8,192
Invivyd, Inc. (a)	2,516	3,271
Ionis Pharmaceuticals, Inc. (a)	924	69,383
Iovance Biotherapeutics, Inc. (a)	1,355	4,756
Ironwood Pharmaceuticals, Inc. (a)	922	3,236
Janux Therapeutics, Inc. (a)	191	2,655
KalVista Pharmaceuticals, Inc. (a)	332	6,683
Keros Therapeutics, Inc. (a)	77	850
Kodiak Sciences, Inc. (a)	287	10,940
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Krystal Biotech, Inc. (a)	151	$39,006
Kura Oncology, Inc. (a)	501	4,073
Kymera Therapeutics, Inc. (a)	374	31,150
Madrigal Pharmaceuticals, Inc. (a)	101	52,870
MannKind Corp. (a)	1,675	4,104
MiMedx Group, Inc. (a)	710	2,805
Mineralys Therapeutics, Inc. (a)	233	6,312
Mirum Pharmaceuticals, Inc. (a)	254	23,465
Moderna, Inc. (a)	2,009	102,057
Monopar Therapeutics, Inc. (a) (b)	50	2,740
Monte Rosa Therapeutics, Inc. (a)	361	5,938
Myriad Genetics, Inc. (a)	554	2,493
Natera, Inc. (a)	795	158,992
Neurocrine Biosciences, Inc. (a)	561	73,906
Neurogene, Inc. (a)	69	1,391
Novavax, Inc. (a)	968	7,880
Nurix Therapeutics, Inc. (a)	367	5,688
Nuvalent, Inc. Class A (a)	427	43,746
Ocugen, Inc. (a)	3,448	6,241
Olema Pharmaceuticals, Inc. (a)	344	5,129
Organogenesis Holdings, Inc. (a)	735	1,742
ORIC Pharmaceuticals, Inc. (a)	337	4,270
Oruka Therapeutics, Inc. (a)	208	10,202
Palvella Therapeutics, Inc. (a)	53	6,606
Perspective Therapeutics, Inc. (a)	443	1,847
Praxis Precision Medicines, Inc. (a) (b)	143	46,073
Precigen, Inc. (a) (b)	1,137	4,400
Prime Medicine, Inc. (a) (b)	645	2,245
ProKidney Corp. (a)	1,229	2,200
Protagonist Therapeutics, Inc. (a)	352	37,101
Prothena Corp. PLC (a)	333	3,237
PTC Therapeutics, Inc. (a)	465	31,680
Recursion Pharmaceuticals, Inc. Class A (a) (b)	1,720	5,280
Regeneron Pharmaceuticals, Inc.	558	431,133
REGENXBIO, Inc. (a)	326	2,732
Relay Therapeutics, Inc. (a)	869	8,647
Replimune Group, Inc. (a)	498	3,810
Revolution Medicines, Inc. (a)	1,002	97,444
Rhythm Pharmaceuticals, Inc. (a)	317	27,569
Rigel Pharmaceuticals, Inc. (a)	125	3,380
Rocket Pharmaceuticals, Inc. (a) (b)	350	1,253
Roivant Sciences Ltd. (a)	2,350	65,095
Sagimet Biosciences, Inc. Class A (a)	488	2,550
Sana Biotechnology, Inc. (a)	1,271	3,660
Sangamo Therapeutics, Inc. (a) (b)	1,531	378
Sarepta Therapeutics, Inc. (a)	569	12,381
Savara, Inc. (a)	1,020	5,569
Scholar Rock Holding Corp. (a) (b)	430	21,139
SELLAS Life Sciences Group, Inc. (a) (b)	1,004	4,247
Soleno Therapeutics, Inc. (a)	318	10,647
Spyre Therapeutics, Inc. (a)	305	15,384
Stoke Therapeutics, Inc. (a)	258	8,400
Security Description	Shares	Value
Summit Therapeutics, Inc. (a) (b)	822	$15,585
Syndax Pharmaceuticals, Inc. (a)	547	12,778
Tango Therapeutics, Inc. (a) (b)	779	16,297
Taysha Gene Therapies, Inc. (a)	1,415	6,325
Tectonic Therapeutic, Inc. (a) (b)	73	2,256
TG Therapeutics, Inc. (a)	794	26,377
Tonix Pharmaceuticals Holding Corp. (a) (b)	108	1,485
Travere Therapeutics, Inc. (a)	426	12,656
TScan Therapeutics, Inc. (a)	713	720
Twist Bioscience Corp. (a) (b)	348	16,537
Tyra Biosciences, Inc. (a) (b)	185	7,085
Ultragenyx Pharmaceutical, Inc. (a)	557	11,669
uniQure NV (a)	281	4,594
United Therapeutics Corp. (a)	250	148,245
Vanda Pharmaceuticals, Inc. (a)	610	4,215
Vaxcyte, Inc. (a)	673	39,108
Vera Therapeutics, Inc. (a)	324	13,035
Veracyte, Inc. (a)	457	14,720
Verastem, Inc. (a)	454	2,406
Vericel Corp. (a)	295	9,490
Vertex Pharmaceuticals, Inc. (a)	1,431	638,999
Viking Therapeutics, Inc. (a) (b)	658	21,411
Vir Biotechnology, Inc. (a)	774	6,935
Viridian Therapeutics, Inc. (a)	394	7,707
Vor BioPharma, Inc. (a)	291	5,191
Xencor, Inc. (a)	394	4,752
XOMA Royalty Corp. (a) (b)	100	3,137
Zenas Biopharma, Inc. (a) (b)	157	3,069
		8,494,207
BROADLINE RETAIL — 2.0%
Amazon.com, Inc. (a)	54,345	11,318,433
Coupang, Inc. (a)	7,585	143,205
Dillard's, Inc. Class A (b)	18	10,298
eBay, Inc.	2,501	227,641
Etsy, Inc. (a)	558	27,889
Groupon, Inc. (a) (b)	213	2,535
Kohl's Corp.	653	8,424
Macy's, Inc.	1,320	23,879
Ollie's Bargain Outlet Holdings, Inc. (a)	367	33,778
Savers Value Village, Inc. (a)	344	2,559
		11,798,641
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	535	35,278
AAON, Inc. (b)	400	33,100
Advanced Drainage Systems, Inc.	417	57,183
Allegion PLC	406	58,988
American Woodmark Corp. (a)	93	3,704
Apogee Enterprises, Inc.	135	4,528
Armstrong World Industries, Inc.	209	34,443
AZZ, Inc.	178	22,273
Builders FirstSource, Inc. (a)	617	50,798
Carlisle Cos., Inc.	206	68,726
Carrier Global Corp.	4,391	247,257
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
CSW Industrials, Inc. (b)	99	$25,797
Fortune Brands Innovations, Inc.	654	25,486
Gibraltar Industries, Inc. (a)	188	7,496
Griffon Corp.	243	17,661
Hayward Holdings, Inc. (a)	851	11,386
Insteel Industries, Inc.	128	4,302
Janus International Group, Inc. (a)	887	4,568
JELD-WEN Holding, Inc. (a) (b)	549	681
Johnson Controls International PLC	3,428	448,897
Lennox International, Inc.	165	76,581
Masco Corp.	1,075	64,898
Masterbrand, Inc. (a)	776	6,449
Modine Manufacturing Co. (a)	283	61,329
Owens Corning	501	54,218
Quanex Building Products Corp.	296	5,319
Resideo Technologies, Inc. (a)	866	29,193
Simpson Manufacturing Co., Inc.	238	40,845
Tecnoglass, Inc.	131	5,836
Trane Technologies PLC	1,209	503,839
Trex Co., Inc. (a)	616	22,435
UFP Industries, Inc.	319	29,386
Zurn Elkay Water Solutions Corp.	857	38,428
		2,101,308
CAPITAL MARKETS — 1.9%
Acadian Asset Management, Inc.	178	9,687
Affiliated Managers Group, Inc.	152	42,058
AlTi Global, Inc. (a) (b)	754	2,729
Ameriprise Financial, Inc.	525	233,310
ARES Management Corp. Class A	1,143	124,701
Artisan Partners Asset Management, Inc. Class A	299	10,881
Bakkt, Inc. (a) (b)	56	412
Bank of New York Mellon Corp.	3,873	459,454
BGC Group, Inc. Class A	2,280	22,298
Blackrock, Inc.	807	776,100
Blackstone, Inc.	4,222	485,488
Blue Owl Capital, Inc. (b)	3,468	31,663
Carlyle Group, Inc.	1,551	75,053
Cboe Global Markets, Inc.	567	159,367
Charles Schwab Corp.	9,268	871,007
CME Group, Inc.	2,008	593,063
Cohen & Steers, Inc.	161	10,071
Coinbase Global, Inc. Class A (a)	1,255	219,135
Diamond Hill Investment Group, Inc.	19	3,270
DigitalBridge Group, Inc.	916	14,125
Donnelley Financial Solutions, Inc. (a)	161	7,589
Evercore, Inc. Class A	204	60,896
FactSet Research Systems, Inc.	211	45,785
Federated Hermes, Inc.	467	26,484
Franklin Resources, Inc.	1,831	43,248
Galaxy Digital, Inc. Class A (a) (b)	920	16,974
GCM Grosvenor, Inc. Class A	700	6,860
Goldman Sachs Group, Inc.	1,675	1,417,033
Hamilton Lane, Inc. Class A	242	24,055
Houlihan Lokey, Inc.	291	41,793
Security Description	Shares	Value
Interactive Brokers Group, Inc. Class A	2,402	$161,102
Intercontinental Exchange, Inc.	3,124	491,343
Invesco Ltd.	2,454	59,608
Janus Henderson Group PLC	621	31,901
Jefferies Financial Group, Inc.	938	38,711
KKR & Co., Inc.	3,857	356,772
Lazard, Inc.	673	28,589
LPL Financial Holdings, Inc.	440	132,365
MarketAxess Holdings, Inc.	203	33,491
Miami International Holdings, Inc. (a)	300	11,676
Moelis & Co. Class A	353	20,121
Moody's Corp.	866	377,792
Morgan Stanley	6,660	1,096,036
Morningstar, Inc.	113	19,103
MSCI, Inc.	396	213,448
Nasdaq, Inc.	2,461	208,914
Northern Trust Corp.	1,076	150,177
Open Lending Corp. (a) (b)	682	852
Oppenheimer Holdings, Inc. Class A	50	4,459
Perella Weinberg Partners (b)	325	5,902
Piper Sandler Cos.	372	28,477
PJT Partners, Inc. Class A	119	16,627
Raymond James Financial, Inc.	986	142,763
Ridgepost Capital, Inc. Class A (b)	283	2,055
Robinhood Markets, Inc. Class A (a)	4,378	303,395
S&P Global, Inc.	1,702	723,929
SEI Investments Co.	500	39,235
State Street Corp. (c)	1,562	197,687
StepStone Group, Inc. Class A	372	17,752
Stifel Financial Corp.	885	65,419
StoneX Group, Inc. (a)	384	30,970
T. Rowe Price Group, Inc.	1,248	112,495
TPG, Inc.	705	28,560
Tradeweb Markets, Inc. Class A	701	82,480
Twenty One Capital, Inc. Class A (a) (b)	2,225	14,240
Victory Capital Holdings, Inc. Class A	271	17,745
Virtu Financial, Inc. Class A	504	22,166
Virtus Investment Partners, Inc.	43	5,777
WisdomTree, Inc. (b)	729	10,614
		11,139,337
CHEMICALS — 0.7%
AdvanSix, Inc.	191	4,660
Air Products & Chemicals, Inc.	1,226	356,141
Albemarle Corp.	644	115,617
Ashland, Inc.	290	16,127
ASP Isotopes, Inc. (a) (b)	414	1,830
Aspen Aerogels, Inc. (a)	374	1,279
Avient Corp.	543	19,711
Axalta Coating Systems Ltd. (a)	1,157	32,049
Balchem Corp.	195	33,049
Cabot Corp.	259	19,505
Celanese Corp.	646	42,487
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
CF Industries Holdings, Inc.	861	$111,792
Chemours Co.	882	19,430
Corteva, Inc.	3,762	314,917
Dow, Inc.	4,008	166,933
DuPont de Nemours, Inc.	2,213	101,355
Eastman Chemical Co.	625	47,700
Ecolab, Inc.	1,416	376,684
Ecovyst, Inc. (a)	616	7,922
Element Solutions, Inc.	1,327	45,304
Flotek Industries, Inc. (a)	156	2,647
FMC Corp.	740	12,743
Hawkins, Inc.	115	17,664
HB Fuller Co.	320	19,738
Huntsman Corp.	973	12,951
Ingevity Corp. (a)	226	16,098
Innospec, Inc.	149	10,880
International Flavors & Fragrances, Inc.	1,469	106,576
Intrepid Potash, Inc. (a) (b)	111	4,748
Koppers Holdings, Inc.	124	4,796
Linde PLC	2,608	1,292,942
LSB Industries, Inc. (a)	392	5,841
LyondellBasell Industries NV Class A	1,420	114,395
Mativ Holdings, Inc.	336	2,923
Minerals Technologies, Inc.	192	13,617
Mosaic Co.	1,770	45,135
NewMarket Corp.	46	29,484
Olin Corp.	691	20,543
Orion SA	346	2,249
Perimeter Solutions, Inc. (a)	833	20,342
PPG Industries, Inc.	1,271	135,845
PureCycle Technologies, Inc. (a) (b)	819	4,251
Quaker Chemical Corp. (b)	82	10,187
Rayonier Advanced Materials, Inc. (a)	700	7,749
RPM International, Inc.	751	74,649
Scotts Miracle-Gro Co.	255	15,507
Sensient Technologies Corp.	257	22,215
Sherwin-Williams Co.	1,264	405,175
Solstice Advanced Materials, Inc.	883	67,249
Stepan Co.	127	6,347
Tronox Holdings PLC	704	6,878
Westlake Corp.	201	23,481
		4,370,337
COMMERCIAL SERVICES & SUPPLIES — 0.3%
ABM Industries, Inc.	374	14,406
ACV Auctions, Inc. Class A (a)	902	3,824
Brady Corp. Class A	262	21,285
BrightView Holdings, Inc. (a)	340	4,009
Brink's Co.	227	23,524
Casella Waste Systems, Inc. Class A (a) (b)	324	25,706
CECO Environmental Corp. (a)	177	10,546
Cimpress PLC (a)	91	6,643
Cintas Corp.	1,825	308,681
Security Description	Shares	Value
Clean Harbors, Inc. (a)	271	$77,704
Copart, Inc. (a)	4,992	165,734
CoreCivic, Inc. (a)	658	12,443
Deluxe Corp.	255	7,023
Driven Brands Holdings, Inc. (a) (b)	309	3,897
Ennis, Inc.	217	4,648
Enviri Corp. (a)	625	12,263
GEO Group, Inc. (a)	807	13,566
Healthcare Services Group, Inc. (a)	466	8,644
HNI Corp.	284	9,483
Interface, Inc.	350	8,722
Liquidity Services, Inc. (a)	153	4,677
MillerKnoll, Inc.	427	6,174
Montrose Environmental Group, Inc. (a)	235	5,144
MSA Safety, Inc.	203	33,282
OPENLANE, Inc. (a)	656	19,122
Pitney Bowes, Inc.	978	10,807
Quad/Graphics, Inc.	427	2,822
RB Global, Inc.	1,005	96,329
Republic Services, Inc.	1,076	235,666
Rollins, Inc.	1,580	84,388
Tetra Tech, Inc.	1,499	45,150
UniFirst Corp.	91	22,895
Veralto Corp.	1,408	124,495
Vestis Corp. (a) (b)	691	5,431
Waste Management, Inc.	2,014	462,797
		1,901,930
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN Holdings, Inc. (a) (b)	508	6,391
Applied Optoelectronics, Inc. (a) (b)	347	29,353
Arista Networks, Inc. (a)	5,731	703,652
Calix, Inc. (a)	355	17,391
Ciena Corp. (a)	770	298,937
Cisco Systems, Inc.	21,930	1,701,549
Clearfield, Inc. (a)	107	2,832
Digi International, Inc. (a)	223	10,749
Extreme Networks, Inc. (a)	802	12,094
F5, Inc. (a)	325	94,032
Harmonic, Inc. (a)	696	6,250
Lumentum Holdings, Inc. (a) (b)	384	269,860
Motorola Solutions, Inc.	893	387,535
NETGEAR, Inc. (a)	208	4,543
NetScout Systems, Inc. (a)	473	15,037
Ondas, Inc. (a) (b)	2,337	21,126
Ribbon Communications, Inc. (a)	775	1,643
Ubiquiti, Inc.	26	20,548
Viasat, Inc. (a)	843	38,609
Viavi Solutions, Inc. (a)	1,262	41,999
Vistance Networks, Inc. (a)	1,303	23,715
		3,707,845
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	704	59,713
Ameresco, Inc. Class A (a) (b)	202	5,151
API Group Corp. (a)	2,133	86,429
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Arcosa, Inc.	284	$30,144
Argan, Inc.	76	41,393
Bowman Consulting Group Ltd. (a)	114	3,242
Centuri Holdings, Inc. (a)	444	12,969
Comfort Systems USA, Inc.	185	255,113
Construction Partners, Inc. Class A (a)	260	28,891
Dycom Industries, Inc. (a)	159	53,872
EMCOR Group, Inc.	253	186,793
Everus Construction Group, Inc. (a)	302	35,654
Fluor Corp. (a)	819	38,206
Granite Construction, Inc.	208	24,935
Great Lakes Dredge & Dock Corp. (a)	453	7,701
IES Holdings, Inc. (a) (b)	50	23,824
Legence Corp. Class A (a) (b)	177	9,994
Limbach Holdings, Inc. (a) (b)	61	4,761
MasTec, Inc. (a)	334	107,461
Matrix Service Co. (a)	231	2,652
MYR Group, Inc. (a)	98	27,667
NWPX Infrastructure, Inc. (a)	67	5,217
Orion Group Holdings, Inc. (a)	350	3,815
Primoris Services Corp.	316	45,201
Quanta Services, Inc.	814	446,902
Sterling Infrastructure, Inc. (a)	181	73,716
Tutor Perini Corp.	265	20,455
Valmont Industries, Inc.	105	41,955
WillScot Holdings Corp. (b)	1,055	18,315
		1,702,141
CONSTRUCTION MATERIALS — 0.2%
Amrize Ltd. (a)	2,893	162,066
CRH PLC	3,747	393,885
Eagle Materials, Inc.	190	35,995
Knife River Corp. (a)	337	27,516
Martin Marietta Materials, Inc.	345	203,095
U.S. Lime & Minerals, Inc.	65	8,490
Vulcan Materials Co.	724	197,145
		1,028,192
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	1,505	59,041
American Express Co.	2,975	899,878
Bread Financial Holdings, Inc.	292	21,868
Capital One Financial Corp.	3,506	639,600
Credit Acceptance Corp. (a) (b)	38	16,091
Dave, Inc. (a) (b)	44	7,660
Encore Capital Group, Inc. (a)	160	11,219
Enova International, Inc. (a)	157	21,325
EZCORP, Inc. Class A (a)	342	8,680
Figure Technology Solutions, Inc. Class A (a)	197	6,688
FirstCash Holdings, Inc.	235	44,180
Green Dot Corp. Class A (a) (b)	416	4,668
LendingClub Corp. (a)	675	9,666
LendingTree, Inc. (a)	70	3,002
Nelnet, Inc. Class A	85	10,962
Security Description	Shares	Value
NerdWallet, Inc. Class A (a) (b)	246	$2,553
OneMain Holdings, Inc.	596	31,880
PRA Group, Inc. (a)	251	4,392
PROG Holdings, Inc.	255	7,316
SLM Corp.	1,282	27,448
SoFi Technologies, Inc. (a)	6,941	110,223
Synchrony Financial	1,805	122,776
Upstart Holdings, Inc. (a) (b)	460	11,799
World Acceptance Corp. (a)	26	3,511
		2,086,426
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Albertsons Cos., Inc. Class A (b)	2,060	35,102
Andersons, Inc.	193	13,854
BJ's Wholesale Club Holdings, Inc. (a)	756	74,405
Casey's General Stores, Inc.	206	149,939
Chefs' Warehouse, Inc. (a)	210	12,484
Costco Wholesale Corp.	2,483	2,474,136
Dollar General Corp.	1,212	143,901
Dollar Tree, Inc. (a)	1,032	113,014
Grocery Outlet Holding Corp. (a)	594	4,188
Ingles Markets, Inc. Class A	91	8,180
Kroger Co.	3,264	236,183
Maplebear, Inc. (a) (b)	930	34,838
Natural Grocers by Vitamin Cottage, Inc. (b)	87	2,249
Performance Food Group Co. (a)	904	77,437
PriceSmart, Inc.	150	22,575
Sprouts Farmers Market, Inc. (a)	561	43,270
Sysco Corp.	2,588	184,602
Target Corp.	2,474	299,849
U.S. Foods Holding Corp. (a)	1,173	108,162
United Natural Foods, Inc. (a)	368	16,582
Weis Markets, Inc.	92	6,292
Walmart, Inc.	24,412	3,033,923
		7,095,165
CONTAINERS & PACKAGING — 0.1%
Amcor PLC	2,628	104,463
AptarGroup, Inc.	418	52,676
Avery Dennison Corp.	412	71,144
Ball Corp.	1,497	88,488
Crown Holdings, Inc.	623	62,456
Graphic Packaging Holding Co.	1,998	19,860
Greif, Inc. Class A	122	8,183
International Paper Co.	2,875	102,637
Myers Industries, Inc.	275	5,825
O-I Glass, Inc. (a)	943	9,911
Packaging Corp. of America	476	101,017
Ranpak Holdings Corp. (a)	438	1,564
Sealed Air Corp.	783	32,925
Silgan Holdings, Inc.	483	18,740
Smurfit Westrock PLC	2,832	112,855
Sonoco Products Co.	576	31,156
TriMas Corp.	228	8,194
		832,094
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	774	$81,850
GigaCloud Technology, Inc. Class A (a)	205	9,303
Gold.com, Inc.	138	5,531
LKQ Corp.	1,535	45,083
Pool Corp.	190	38,443
Weyco Group, Inc. (b)	85	2,724
		182,934
DIVERSIFIED CONSUMER SERVICES — 0.1%
ADT, Inc.	2,088	13,718
American Public Education, Inc. (a)	157	8,930
Bright Horizons Family Solutions, Inc. (a)	347	28,499
Carriage Services, Inc.	81	3,698
Coursera, Inc. (a) (b)	790	4,598
Covista, Inc. (a)	222	25,586
Duolingo, Inc. (a)	223	21,981
Frontdoor, Inc. (a)	390	20,615
Graham Holdings Co. Class B	15	15,859
Grand Canyon Education, Inc. (a)	139	23,634
H&R Block, Inc.	685	21,742
Laureate Education, Inc. (a)	812	28,290
Liberty Live Holdings, Inc. Class C (a)	351	33,033
Lincoln Educational Services Corp. (a)	213	8,665
Matthews International Corp. Class A	199	5,138
Mister Car Wash, Inc. (a) (b)	596	4,154
OneSpaWorld Holdings Ltd.	646	14,826
Perdoceo Education Corp.	369	13,731
Service Corp. International	713	58,830
Strategic Education, Inc.	142	11,780
Stride, Inc. (a)	250	22,043
Udemy, Inc. (a)	612	2,827
Universal Technical Institute, Inc. (a)	274	9,891
		402,068
DIVERSIFIED REITs — 0.0% *
American Assets Trust, Inc. REIT	303	5,578
Broadstone Net Lease, Inc. REIT	1,124	20,535
CTO Realty Growth, Inc. REIT	153	2,829
Essential Properties Realty Trust, Inc. REIT	1,152	34,975
Gladstone Commercial Corp. REIT	246	2,812
Global Net Lease, Inc. REIT	1,294	12,112
WP Carey, Inc. REIT	1,166	79,241
		158,082
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Anterix, Inc. (a)	123	4,697
AST SpaceMobile, Inc. (a) (b)	1,360	112,703
AT&T, Inc.	38,856	1,126,436
Bandwidth, Inc. Class A (a)	167	2,976
Cogent Communications Holdings, Inc.	255	4,804
Security Description	Shares	Value
Comcast Corp. Class A	19,935	$572,334
GCI Liberty, Inc. Class A (a)	19	700
GCI Liberty, Inc. Class C (a) (b)	186	6,921
Globalstar, Inc. (a)	305	20,258
IDT Corp. Class B	122	5,990
Iridium Communications, Inc.	710	19,695
Liberty Global Ltd. Class A (a)	2,268	27,420
Liberty Latin America Ltd. Class C (a)	652	5,751
Lumen Technologies, Inc. (a)	5,223	36,300
Shenandoah Telecommunications Co.	347	5,351
Uniti Group, Inc.	902	8,461
Verizon Communications, Inc.	23,420	1,175,684
		3,136,481
ELECTRIC UTILITIES — 0.9%
Alliant Energy Corp.	1,388	99,603
American Electric Power Co., Inc.	3,027	396,779
Constellation Energy Corp.	1,731	483,382
Duke Energy Corp.	4,294	562,256
Edison International	2,124	155,434
Entergy Corp.	2,488	279,552
Evergy, Inc.	1,266	103,711
Eversource Energy	2,091	144,864
Exelon Corp.	5,644	276,669
FirstEnergy Corp.	2,866	145,192
Genie Energy Ltd. Class B	192	2,715
Hawaiian Electric Industries, Inc. (a)	1,028	15,256
IDACORP, Inc.	319	45,607
MGE Energy, Inc.	220	17,004
NextEra Energy, Inc.	11,582	1,075,736
NRG Energy, Inc.	1,243	181,652
OGE Energy Corp.	1,134	54,387
Oklo, Inc. (a) (b)	661	32,779
Otter Tail Corp.	249	21,855
PG&E Corp.	12,198	214,319
Pinnacle West Capital Corp.	649	65,387
Portland General Electric Co.	598	31,556
PPL Corp.	4,023	153,679
Southern Co.	6,197	598,134
TXNM Energy, Inc.	440	25,722
Xcel Energy, Inc.	3,260	258,974
		5,442,204
ELECTRICAL EQUIPMENT — 0.8%
Acuity, Inc.	161	45,115
Allient, Inc.	120	7,091
American Superconductor Corp. (a)	231	7,819
AMETEK, Inc.	1,249	267,736
Amprius Technologies, Inc. (a) (b)	739	12,460
Array Technologies, Inc. (a) (b)	891	6,442
Atkore, Inc.	210	12,371
Babcock & Wilcox Enterprises, Inc. (a)	431	6,331
Bloom Energy Corp. Class A (a)	1,501	203,370
Eaton Corp. PLC	2,167	775,071
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Emerson Electric Co.	3,150	$412,713
Energy Vault Holdings, Inc. (a) (b)	1,271	4,194
EnerSys	207	35,960
Enovix Corp. (a) (b)	1,044	5,408
Eos Energy Enterprises, Inc. (a) (b)	1,669	8,278
ESS Tech, Inc. (a)	971	1,136
Fluence Energy, Inc. (a)	377	5,188
Forgent Power Solutions, Inc. (a)	500	14,635
GE Vernova, Inc.	1,514	1,321,571
Generac Holdings, Inc. (a)	344	67,194
GrafTech International Ltd. (a)	139	942
Hubbell, Inc.	278	136,426
Hyliion Holdings Corp. (a)	965	1,698
LSI Industries, Inc.	181	3,367
NANO Nuclear Energy, Inc. (a)	124	2,540
Nextpower, Inc. Class A (a)	850	102,468
NuScale Power Corp. (a) (b)	767	8,314
nVent Electric PLC	853	100,893
Plug Power, Inc. (a) (b)	6,471	14,624
Powell Industries, Inc.	56	30,300
Preformed Line Products Co.	24	6,498
Regal Rexnord Corp.	368	68,912
Rockwell Automation, Inc.	605	217,122
Sensata Technologies Holding PLC	775	27,296
SES AI Corp. (a)	2,308	2,220
Shoals Technologies Group, Inc. Class A (a) (b)	1,031	6,784
Sunrun, Inc. (a)	1,346	18,252
T1 Energy, Inc. (a)	1,093	4,798
Thermon Group Holdings, Inc. (a)	220	11,088
Vertiv Holdings Co. Class A	2,084	522,209
Vicor Corp. (a)	143	23,023
		4,529,857
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Advanced Energy Industries, Inc.	223	71,964
Aeva Technologies, Inc. (a) (b)	168	2,211
Amphenol Corp. Class A	6,844	864,739
Arlo Technologies, Inc. (a)	604	8,595
Arrow Electronics, Inc. (a)	244	34,992
Avnet, Inc.	430	26,497
Badger Meter, Inc.	176	26,814
Bel Fuse, Inc. Class B (b)	100	19,798
Belden, Inc.	243	27,904
Benchmark Electronics, Inc.	220	12,333
CDW Corp.	693	83,867
Climb Global Solutions, Inc. (b)	96	1,903
Cognex Corp.	854	41,837
Coherent Corp. (a)	1,005	239,401
Corning, Inc.	4,359	592,693
Crane NXT Co. (b)	296	12,015
CTS Corp.	187	8,931
Daktronics, Inc. (a)	242	4,731
ePlus, Inc.	158	11,889
Evolv Technologies Holdings, Inc. (a)	595	3,600
Security Description	Shares	Value
Fabrinet (a)	202	$105,347
Flex Ltd. (a)	2,027	132,687
Insight Enterprises, Inc. (a)	152	10,186
IPG Photonics Corp. (a)	169	19,366
Itron, Inc. (a)	265	23,752
Jabil, Inc.	580	154,065
Keysight Technologies, Inc. (a)	915	258,369
Kimball Electronics, Inc. (a)	185	4,383
Knowles Corp. (a)	348	8,937
LightPath Technologies, Inc. Class A (a)	334	3,350
Lightwave Logic, Inc. (a) (b)	1,017	7,150
Littelfuse, Inc.	155	52,599
Methode Electronics, Inc.	324	1,788
MicroVision, Inc. (a) (b)	4,029	2,583
Mirion Technologies, Inc. (a)	1,464	27,216
Napco Security Technologies, Inc.	218	8,587
nLight, Inc. (a)	322	18,360
Novanta, Inc. (a) (b)	215	25,394
OSI Systems, Inc. (a)	94	24,958
Ouster, Inc. (a) (b)	333	6,117
PC Connection, Inc.	78	4,560
Plexus Corp. (a)	164	33,217
Powerfleet, Inc. NJ (a)	593	1,826
Ralliant Corp.	684	28,448
Red Cat Holdings, Inc. (a) (b)	594	7,775
Rogers Corp. (a)	104	11,162
Sanmina Corp. (a)	323	41,874
ScanSource, Inc. (a)	134	4,864
SmartRent, Inc. (a) (b)	2,027	3,040
Stem, Inc. (a)	63	557
TD SYNNEX Corp.	381	64,278
TE Connectivity PLC	1,657	346,346
Teledyne Technologies, Inc. (a)	260	157,303
TTM Technologies, Inc. (a)	608	59,231
Unusual Machines, Inc. (a)	278	3,447
Vishay Intertechnology, Inc.	671	12,078
Vishay Precision Group, Inc. (a)	142	6,166
Vontier Corp.	759	26,922
Vuzix Corp. (a) (b)	400	924
Zebra Technologies Corp. Class A (a)	286	59,797
		3,865,723
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	1,007	35,043
Atlas Energy Solutions, Inc. (b)	371	4,867
Baker Hughes Co.	5,543	338,400
Bristow Group, Inc.	153	7,174
Cactus, Inc. Class A	400	18,948
Core Laboratories, Inc.	310	5,205
Expro Group Holdings NV (a) (b)	656	11,421
Flowco Holdings, Inc. Class A	181	3,729
Forum Energy Technologies, Inc. (a)	116	6,804
Halliburton Co.	4,718	183,955
Helix Energy Solutions Group, Inc. (a)	857	8,476
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Helmerich & Payne, Inc.	591	$21,294
Innovex International, Inc. (a)	238	5,805
Kodiak Gas Services, Inc.	430	25,077
Liberty Energy, Inc.	976	28,109
Nabors Industries Ltd. (a)	100	8,606
Natural Gas Services Group, Inc.	117	4,415
Noble Corp. PLC (b)	798	39,158
NOV, Inc.	2,137	40,197
Oceaneering International, Inc. (a)	610	21,637
Patterson-UTI Energy, Inc.	2,206	23,891
ProPetro Holding Corp. (a)	552	7,954
Ranger Energy Services, Inc. Class A	190	3,257
Seadrill Ltd. (a)	372	16,926
Select Water Solutions, Inc.	572	8,752
SLB Ltd.	8,318	427,462
Solaris Energy Infrastructure, Inc.	184	10,398
TechnipFMC PLC	2,161	149,390
TETRA Technologies, Inc. (a)	815	6,944
Tidewater, Inc. (a)	283	23,645
Transocean Ltd. (a)	5,941	39,389
Valaris Ltd. (a)	377	36,961
Weatherford International PLC	366	34,616
		1,607,905
ENTERTAINMENT — 0.8%
AMC Entertainment Holdings, Inc. Class A (a)	2,178	2,134
Atlanta Braves Holdings, Inc. Class A (a)	91	4,291
Atlanta Braves Holdings, Inc. Class C (a)	166	7,088
Cinemark Holdings, Inc.	638	18,196
Electronic Arts, Inc.	1,199	244,440
Liberty Live Holdings, Inc. Class A (a)	68	6,232
Liberty Media Corp.-Liberty Formula One Class A (a)	140	10,931
Liberty Media Corp.-Liberty Formula One Class C (a)	1,270	107,975
Lionsgate Studios Corp. (a) (b)	1,698	16,284
Live Nation Entertainment, Inc. (a)	866	132,074
Madison Square Garden Entertainment Corp. (a)	238	14,021
Madison Square Garden Sports Corp. (a)	99	31,819
Marcus Corp.	166	2,850
Netflix, Inc. (a)	23,481	2,257,698
Playtika Holding Corp. (b)	373	1,037
Reading International, Inc. Class A (a)	1,858	2,100
ROBLOX Corp. Class A (a)	3,690	208,706
Roku, Inc. (a)	753	71,249
Sphere Entertainment Co. (a)	166	19,488
Starz Entertainment Corp. (a)	84	966
Take-Two Interactive Software, Inc. (a)	976	192,760
Security Description	Shares	Value
TKO Group Holdings, Inc.	366	$73,804
Walt Disney Co.	9,830	947,415
Warner Bros Discovery, Inc. (a)	13,790	378,673
Warner Music Group Corp. Class A	829	21,173
		4,773,404
FINANCIAL SERVICES — 2.1%
Affirm Holdings, Inc. (a)	1,619	74,183
Alerus Financial Corp.	171	4,054
Apollo Global Management, Inc.	2,634	293,480
Berkshire Hathaway, Inc. Class B (a)	10,200	4,887,840
Block, Inc. (a)	3,051	183,609
Cannae Holdings, Inc. (b)	355	4,036
Cass Information Systems, Inc.	88	3,874
Chime Financial, Inc. Class A (a)	500	9,365
Corebridge Financial, Inc.	1,532	36,554
Corpay, Inc. (a)	380	110,576
Enact Holdings, Inc.	162	6,611
Equitable Holdings, Inc.	1,713	63,569
Essent Group Ltd.	548	32,025
Euronet Worldwide, Inc. (a)	249	16,526
EVERTEC, Inc.	393	11,091
Federal Agricultural Mortgage Corp. Class A	88	10,472
Fidelity National Information Services, Inc.	2,845	133,459
Fiserv, Inc. (a)	2,927	163,327
Flywire Corp. (a)	673	7,834
Global Payments, Inc.	1,325	89,173
HA Sustainable Infrastructure Capital, Inc. (b)	693	25,468
Jack Henry & Associates, Inc.	383	60,529
Jackson Financial, Inc. Class A	393	41,548
Marqeta, Inc. Class A (a)	2,507	10,229
Mastercard, Inc. Class A	4,527	2,261,961
Merchants Bancorp (b)	166	7,123
MGIC Investment Corp.	1,280	33,600
NCR Atleos Corp. (a)	445	19,393
NMI Holdings, Inc. (a)	471	17,667
Paymentus Holdings, Inc. Class A (a)	412	10,465
Payoneer Global, Inc. (a)	1,498	7,235
PayPal Holdings, Inc.	5,092	230,311
PennyMac Financial Services, Inc.	188	16,431
Radian Group, Inc.	744	24,612
Remitly Global, Inc. (a)	887	13,899
Repay Holdings Corp. (a)	497	1,292
Rocket Cos., Inc. Class A (a)	5,314	75,725
Sezzle, Inc. (a)	90	5,696
Shift4 Payments, Inc. Class A (a) (b)	379	16,574
Toast, Inc. Class A (a)	2,542	67,388
UWM Holdings Corp.	697	2,523
Visa, Inc. Class A	9,321	2,817,179
Voya Financial, Inc.	554	37,849
Walker & Dunlop, Inc.	191	8,477
Waterstone Financial, Inc.	197	3,552
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Western Union Co. (b)	1,581	$13,802
WEX, Inc. (a)	186	28,465
		12,000,651
FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co.	2,630	191,175
B&G Foods, Inc. (b)	525	2,525
Beyond Meat, Inc. (a) (b)	615	432
Bunge Global SA	745	94,764
Calavo Growers, Inc.	111	2,863
Cal-Maine Foods, Inc. (b)	288	22,795
Campbell's Co. (b)	1,180	26,279
Conagra Brands, Inc.	2,453	38,561
Darling Ingredients, Inc. (a)	867	53,624
Flowers Foods, Inc.	705	5,746
Fresh Del Monte Produce, Inc.	232	9,340
Freshpet, Inc. (a)	286	16,863
General Mills, Inc.	3,028	112,702
Hain Celestial Group, Inc. (a) (b)	623	435
Hershey Co.	809	168,183
Hormel Foods Corp.	1,734	39,275
Ingredion, Inc.	376	42,360
J&J Snack Foods Corp.	92	7,293
J.M. Smucker Co.	629	60,661
John B Sanfilippo & Son, Inc.	60	4,760
Kraft Heinz Co.	4,891	109,999
Lamb Weston Holdings, Inc.	817	34,526
Limoneira Co.	113	1,516
Mama's Creations, Inc. (a)	360	5,522
Marzetti Co.	114	15,770
McCormick & Co., Inc.	1,437	72,482
Mission Produce, Inc. (a) (b)	279	3,839
Mondelez International, Inc. Class A	7,225	416,449
Pilgrim's Pride Corp.	250	9,440
Post Holdings, Inc. (a)	273	26,989
Seaboard Corp.	1	5,654
Seneca Foods Corp. Class B (a)	38	5,667
Simply Good Foods Co. (a)	546	7,835
SunOpta, Inc. (a)	586	3,797
Tootsie Roll Industries, Inc.	189	8,052
Tyson Foods, Inc. Class A	1,549	99,244
Utz Brands, Inc.	463	3,667
Vital Farms, Inc. (a) (b)	181	2,556
Westrock Coffee Co. (a) (b)	441	1,874
		1,735,514
GAS UTILITIES — 0.1%
Atmos Energy Corp.	972	179,548
Chesapeake Utilities Corp.	137	17,313
MDU Resources Group, Inc.	1,190	24,657
National Fuel Gas Co.	594	55,812
New Jersey Resources Corp.	579	31,799
Northwest Natural Holding Co.	246	13,092
ONE Gas, Inc.	325	27,992
Southwest Gas Holdings, Inc.	364	31,631
Spire, Inc.	340	30,784
Security Description	Shares	Value
UGI Corp.	1,278	$46,545
		459,173
GROUND TRANSPORTATION — 0.5%
ArcBest Corp.	137	13,475
Avis Budget Group, Inc. (a) (b)	100	14,585
CSX Corp.	10,335	424,252
FTAI Infrastructure, Inc. (b)	655	3,236
Heartland Express, Inc.	305	3,172
Hertz Global Holdings, Inc. (a) (b)	817	3,766
JB Hunt Transport Services, Inc.	440	93,236
Knight-Swift Transportation Holdings, Inc.	848	48,828
Landstar System, Inc.	179	28,696
Lyft, Inc. Class A (a)	2,133	28,369
Norfolk Southern Corp.	1,250	358,750
Old Dominion Freight Line, Inc.	1,023	199,894
RXO, Inc. (a) (b)	824	12,047
Ryder System, Inc.	219	44,832
Saia, Inc. (a)	154	54,097
Schneider National, Inc. Class B	126	3,321
Uber Technologies, Inc. (a)	11,478	825,613
U-Haul Holding Co.	684	30,554
Union Pacific Corp.	3,291	798,462
Universal Logistics Holdings, Inc. (b)	63	1,332
Werner Enterprises, Inc.	364	10,705
XPO, Inc. (a)	642	124,901
		3,126,123
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Abbott Laboratories	9,640	989,739
Align Technology, Inc. (a)	356	61,029
Alphatec Holdings, Inc. (a)	663	7,213
AngioDynamics, Inc. (a)	446	5,071
Artivion, Inc. (a)	235	8,606
AtriCure, Inc. (a)	296	8,445
Axogen, Inc. (a)	275	9,111
Baxter International, Inc.	3,036	51,005
Becton Dickinson & Co.	1,570	246,851
Beta Bionics, Inc. (a) (b)	130	1,303
Bioventus, Inc. Class A (a)	266	2,429
Boston Scientific Corp. (a)	8,290	520,197
Butterfly Network, Inc. (a)	1,008	4,072
Cerus Corp. (a) (b)	1,786	3,250
ClearPoint Neuro, Inc. (a) (b)	146	1,329
CONMED Corp.	185	6,542
Cooper Cos., Inc. (a)	1,138	81,367
Delcath Systems, Inc. (a) (b)	136	1,262
Dentsply Sirona, Inc.	1,223	14,187
Dexcom, Inc. (a)	2,159	135,585
Edwards Lifesciences Corp. (a)	3,258	260,901
Embecta Corp.	359	3,174
Enovis Corp. (a)	336	7,644
Envista Holdings Corp. (a)	856	21,717
GE HealthCare Technologies, Inc.	2,502	178,092
Glaukos Corp. (a)	326	35,097
Globus Medical, Inc. Class A (a)	625	53,850
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Haemonetics Corp. (a)	303	$17,077
Hologic, Inc. (a)	1,235	93,354
ICU Medical, Inc. (a)	145	18,727
IDEXX Laboratories, Inc. (a)	431	242,175
Inspire Medical Systems, Inc. (a)	177	9,130
Insulet Corp. (a)	403	84,565
Integer Holdings Corp. (a)	199	17,512
Integra LifeSciences Holdings Corp. (a)	406	3,824
Intuitive Surgical, Inc. (a)	1,975	910,455
iRadimed Corp.	59	5,679
IRhythm Holdings, Inc. (a)	188	22,188
Lantheus Holdings, Inc. (a)	412	31,250
LeMaitre Vascular, Inc.	122	13,319
LivaNova PLC (a)	324	20,593
Masimo Corp. (a)	263	46,780
Medline, Inc. Class A (a)	1,897	84,416
Medtronic PLC	7,067	612,355
Merit Medical Systems, Inc. (a)	346	23,850
Microbot Medical, Inc. (a) (b)	904	2,179
Neogen Corp. (a)	1,188	11,036
Novocure Ltd. (a)	593	6,464
Omnicell, Inc. (a)	282	9,413
OraSure Technologies, Inc. (a) (b)	777	2,331
Orthofix Medical, Inc. (a) (b)	265	3,040
OrthoPediatrics Corp. (a)	123	1,952
Outset Medical, Inc. (a)	211	810
Penumbra, Inc. (a)	207	67,973
PROCEPT BioRobotics Corp. (a) (b)	307	7,678
Pulmonx Corp. (a) (b)	500	645
Pulse Biosciences, Inc. (a) (b)	176	3,800
QuidelOrtho Corp. (a)	363	5,964
ResMed, Inc.	822	184,523
RxSight, Inc. (a)	205	1,263
Senseonics Holdings, Inc. (a) (b)	249	1,658
SI-BONE, Inc. (a)	259	3,271
Solventum Corp. (a)	775	50,607
STAAR Surgical Co. (a)	297	5,554
STERIS PLC	544	120,295
Strive, Inc. Class A (a) (b)	121	1,212
Stryker Corp.	1,923	631,879
Tactile Systems Technology, Inc. (a)	190	4,965
Tandem Diabetes Care, Inc. (a)	394	7,553
Teleflex, Inc.	235	28,108
TransMedics Group, Inc. (a) (b)	198	19,683
UFP Technologies, Inc. (a) (b)	43	8,325
Varex Imaging Corp. (a)	253	2,684
Zimmer Biomet Holdings, Inc.	1,082	97,834
		6,269,016
HEALTH CARE PROVIDERS & SERVICES — 0.9%
Acadia Healthcare Co., Inc. (a)	553	12,935
Accendra Health, Inc. (a) (b)	451	1,028
AdaptHealth Corp. (a)	647	7,699
Addus HomeCare Corp. (a)	106	9,927
agilon health, Inc. (a) (b)	67	530
Alignment Healthcare, Inc. (a)	1,025	18,060
Security Description	Shares	Value
AMN Healthcare Services, Inc. (a)	227	$4,163
Astrana Health, Inc. (a)	245	6,007
Aveanna Healthcare Holdings, Inc. (a)	517	3,329
BrightSpring Health Services, Inc. (a)	655	27,910
Brookdale Senior Living, Inc. (a)	1,271	17,387
Cardinal Health, Inc.	1,270	268,364
Castle Biosciences, Inc. (a)	171	4,198
Cencora, Inc.	1,078	338,643
Centene Corp. (a)	2,650	86,761
Chemed Corp.	70	26,442
Cigna Group	1,483	395,590
Clover Health Investments Corp. (a) (b)	2,442	4,298
Community Health Systems, Inc. (a) (b)	787	2,314
Concentra Group Holdings Parent, Inc.	645	13,835
CorVel Corp. (a)	162	8,853
Cross Country Healthcare, Inc. (a)	178	1,673
CVS Health Corp.	7,150	513,513
DaVita, Inc. (a)	194	29,816
DocGo, Inc. (a) (b)	746	469
Elevance Health, Inc.	1,236	361,839
Encompass Health Corp.	586	56,684
Enhabit, Inc. (a)	413	5,819
Ensign Group, Inc.	335	67,502
Fulgent Genetics, Inc. (a) (b)	185	2,942
GeneDx Holdings Corp. (a)	119	7,642
Guardant Health, Inc. (a)	737	68,077
Guardian Pharmacy Services, Inc. Class A (a)	200	7,532
HCA Healthcare, Inc.	851	402,727
HealthEquity, Inc. (a)	517	43,206
Henry Schein, Inc. (a)	546	40,240
Hims & Hers Health, Inc. (a) (b)	1,180	24,497
Humana, Inc.	670	116,171
Labcorp Holdings, Inc.	453	120,865
LifeStance Health Group, Inc. (a)	807	5,141
McKesson Corp.	664	574,599
Molina Healthcare, Inc. (a)	288	38,390
Nakamoto, Inc. (a) (b)	2,471	546
National HealthCare Corp.	74	11,818
National Research Corp. (b)	159	2,700
NeoGenomics, Inc. (a)	770	5,713
Nutex Health, Inc. (a) (b)	15	1,426
Oncology Institute, Inc. (a)	1,003	3,079
OPKO Health, Inc. (a) (b)	2,280	2,599
Option Care Health, Inc. (a)	1,015	27,324
PACS Group, Inc. (a)	275	8,833
Pediatrix Medical Group, Inc. (a)	527	11,273
Pennant Group, Inc. (a)	185	5,639
Privia Health Group, Inc. (a)	604	12,424
Progyny, Inc. (a) (b)	469	7,964
Quest Diagnostics, Inc.	576	112,884
RadNet, Inc. (a) (b)	385	21,518
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Select Medical Holdings Corp.	616	$10,035
Surgery Partners, Inc. (a) (b)	454	5,412
Talkspace, Inc. (a)	971	5,025
Tenet Healthcare Corp. (a)	473	89,260
U.S. Physical Therapy, Inc.	89	6,671
UnitedHealth Group, Inc.	5,052	1,367,021
Universal Health Services, Inc. Class B	298	53,333
Viemed Healthcare, Inc. (a)	348	3,205
		5,523,319
HEALTH CARE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	849	39,411
American Healthcare REIT, Inc. (b)	892	42,067
CareTrust REIT, Inc.	1,293	47,388
Chiron Real Estate, Inc. REIT	80	2,646
Community Healthcare Trust, Inc. REIT	162	2,574
Diversified Healthcare Trust REIT	1,622	10,770
Healthcare Realty Trust, Inc. REIT	2,187	37,157
Healthpeak Properties, Inc. REIT	3,939	64,718
LTC Properties, Inc. REIT	269	9,996
Medical Properties Trust, Inc. REIT (b)	3,649	16,895
National Health Investors, Inc. REIT	262	21,185
Omega Healthcare Investors, Inc. REIT	1,649	72,259
Sabra Health Care REIT, Inc.	1,412	27,153
Sila Realty Trust, Inc. REIT	343	8,122
Universal Health Realty Income Trust REIT	91	3,683
Ventas, Inc. REIT	2,652	216,881
Welltower, Inc. REIT	3,925	776,012
		1,398,917
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a) (b)	699	3,984
Claritev Corp. (a) (b)	54	882
Definitive Healthcare Corp. (a)	718	883
Doximity, Inc. Class A (a)	779	18,151
Evolent Health, Inc. Class A (a) (b)	654	1,491
GoodRx Holdings, Inc. Class A (a) (b)	708	1,388
HealthStream, Inc.	146	3,024
LifeMD, Inc. (a) (b)	320	1,155
Phreesia, Inc. (a) (b)	341	2,858
Schrodinger, Inc. (a) (b)	351	3,987
Simulations Plus, Inc. (a)	109	1,289
Teladoc Health, Inc. (a) (b)	1,085	5,913
Veeva Systems, Inc. Class A (a)	859	150,892
Waystar Holding Corp. (a)	509	12,272
		208,169
HOTEL & RESORT REITs — 0.0% *
Apple Hospitality REIT, Inc. (b)	1,296	14,917
DiamondRock Hospitality Co. REIT	1,218	11,413
Host Hotels & Resorts, Inc. REIT	3,557	68,152
Security Description	Shares	Value
Park Hotels & Resorts, Inc. REIT (b)	1,193	$12,562
Pebblebrook Hotel Trust REIT	714	9,018
RLJ Lodging Trust REIT (b)	879	6,522
Ryman Hospitality Properties, Inc. REIT	334	30,818
Summit Hotel Properties, Inc. REIT	727	3,213
Sunstone Hotel Investors, Inc. REIT	1,147	10,335
Xenia Hotels & Resorts, Inc. REIT	599	8,883
		175,833
HOTELS, RESTAURANTS & LEISURE — 1.1%
Accel Entertainment, Inc. (a)	344	3,753
Airbnb, Inc. Class A (a)	2,372	299,536
Aramark	1,447	58,661
Biglari Holdings, Inc. Class B (a)	6	1,978
BJ's Restaurants, Inc. (a)	136	4,774
Bloomin' Brands, Inc. (b)	481	2,597
Booking Holdings, Inc.	175	736,806
Boyd Gaming Corp.	199	16,354
Brinker International, Inc. (a)	237	33,836
Caesars Entertainment, Inc. (a)	1,218	32,192
Carnival Corp.	6,389	165,347
Cava Group, Inc. (a) (b)	578	46,760
Cheesecake Factory, Inc.	275	15,056
Chipotle Mexican Grill, Inc. (a)	7,262	232,457
Choice Hotels International, Inc. (b)	136	14,076
Churchill Downs, Inc.	404	36,291
Cracker Barrel Old Country Store, Inc. (b)	133	3,739
Darden Restaurants, Inc.	632	123,897
Dave & Buster's Entertainment, Inc. (a)	189	2,047
Dine Brands Global, Inc. (b)	93	2,440
Domino's Pizza, Inc.	155	55,612
DoorDash, Inc. Class A (a)	2,088	313,513
DraftKings, Inc. Class A (a)	2,844	61,487
Dutch Bros, Inc. Class A (a) (b)	677	34,297
Expedia Group, Inc.	649	149,848
First Watch Restaurant Group, Inc. (a) (b)	254	2,662
Flutter Entertainment PLC (a) (b)	969	98,790
Global Business Travel Group I (a)	466	2,600
Golden Entertainment, Inc.	134	3,576
Hilton Grand Vacations, Inc. (a)	383	14,983
Hilton Worldwide Holdings, Inc.	1,289	391,959
Hyatt Hotels Corp. Class A	240	34,510
Inspired Entertainment, Inc. (a) (b)	292	2,082
Jack in the Box, Inc. (a) (b)	123	1,189
Krispy Kreme, Inc. (b)	541	1,834
Kura Sushi USA, Inc. Class A (a)	35	2,443
Las Vegas Sands Corp.	1,706	91,919
Life Time Group Holdings, Inc. (a)	956	25,755
Lindblad Expeditions Holdings, Inc. (a)	232	4,014
Lucky Strike Entertainment Corp. Class C (b)	261	2,172
Marriott International, Inc. Class A	1,213	396,736
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Marriott Vacations Worldwide Corp.	192	$12,503
McDonald's Corp.	3,932	1,222,026
MGM Resorts International (a)	1,141	42,228
Monarch Casino & Resort, Inc.	74	7,074
Norwegian Cruise Line Holdings Ltd. (a)	2,521	47,143
Papa John's International, Inc. (b)	194	6,288
Penn Entertainment, Inc. (a)	899	13,512
Planet Fitness, Inc. Class A (a)	481	35,777
Portillo's, Inc. Class A (a) (b)	412	2,179
Pursuit Attractions & Hospitality, Inc. (a)	137	5,018
RCI Hospitality Holdings, Inc. (b)	61	1,391
Red Rock Resorts, Inc. Class A	293	15,634
Royal Caribbean Cruises Ltd.	1,407	387,178
Rush Street Interactive, Inc. (a)	463	10,070
Sabre Corp. (a) (b)	2,357	3,418
Serve Robotics, Inc. (a) (b)	374	3,157
Shake Shack, Inc. Class A (a)	237	20,967
SHARPLINK, Inc. (a) (b)	980	6,321
Six Flags Entertainment Corp. (a) (b)	557	9,887
Starbucks Corp.	6,306	564,955
Sweetgreen, Inc. Class A (a) (b)	602	3,124
Target Hospitality Corp. (a)	152	1,411
Texas Roadhouse, Inc.	361	59,616
Travel & Leisure Co.	404	27,953
United Parks & Resorts, Inc. (a)	177	5,781
Vail Resorts, Inc. (b)	222	28,487
Wendy's Co.	1,020	7,089
Wingstop, Inc.	159	24,640
Wyndham Hotels & Resorts, Inc.	450	36,554
Wynn Resorts Ltd.	498	50,572
Xponential Fitness, Inc. Class A (a) (b)	192	1,156
Yum! Brands, Inc.	1,480	230,110
		6,417,797
HOUSEHOLD DURABLES — 0.2%
Cavco Industries, Inc. (a)	49	23,730
Century Communities, Inc.	89	5,107
Champion Homes, Inc. (a)	315	23,427
Cricut, Inc. Class A (b)	225	841
DR Horton, Inc.	1,495	205,144
Ethan Allen Interiors, Inc.	139	3,094
Garmin Ltd.	894	207,417
Green Brick Partners, Inc. (a)	186	11,988
Helen of Troy Ltd. (a)	137	1,976
Hovnanian Enterprises, Inc. Class A (a)	27	2,995
Installed Building Products, Inc.	139	36,856
KB Home	394	20,389
La-Z-Boy, Inc.	257	8,260
Legacy Housing Corp. (a) (b)	119	2,431
Leggett & Platt, Inc.	900	8,892
Lennar Corp. Class A	1,303	113,153
LGI Homes, Inc. (a)	126	4,981
Security Description	Shares	Value
Lovesac Co. (a) (b)	94	$1,388
M/I Homes, Inc. (a)	161	19,714
Meritage Homes Corp.	432	26,715
Mohawk Industries, Inc. (a)	302	29,735
Newell Brands, Inc.	2,506	8,596
NVR, Inc. (a)	15	98,847
PulteGroup, Inc.	1,021	120,080
SharkNinja, Inc. (a) (b)	359	38,018
Smith Douglas Homes Corp. (a) (b)	100	1,280
Somnigroup International, Inc.	1,168	86,339
Sonos, Inc. (a)	736	9,862
Taylor Morrison Home Corp. (a)	553	32,207
Toll Brothers, Inc.	537	73,284
TopBuild Corp. (a)	155	54,451
Tri Pointe Homes, Inc. (a)	555	25,935
Whirlpool Corp. (b)	326	17,578
		1,324,710
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. Class A (a)	388	12,579
Church & Dwight Co., Inc.	1,260	117,583
Clorox Co.	617	63,940
Colgate-Palmolive Co.	4,395	374,586
Energizer Holdings, Inc. (b)	393	6,453
Kimberly-Clark Corp.	1,833	176,830
Oil-Dri Corp. of America	88	5,728
Procter & Gamble Co.	12,961	1,872,087
Reynolds Consumer Products, Inc.	346	7,328
Spectrum Brands Holdings, Inc.	165	12,160
WD-40 Co.	81	16,519
		2,665,793
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	3,824	53,880
Clearway Energy, Inc. Class A	207	8,108
Clearway Energy, Inc. Class C	498	19,567
Hallador Energy Co. (a)	233	3,793
Ormat Technologies, Inc.	320	35,814
Talen Energy Corp. (a)	246	78,531
Vistra Corp.	1,831	275,254
		474,947
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	2,958	429,590
Honeywell International, Inc.	3,527	797,208
		1,226,798
INDUSTRIAL REITs — 0.2%
Americold Realty Trust, Inc. REIT (b)	1,574	18,038
EastGroup Properties, Inc. REIT	290	53,676
First Industrial Realty Trust, Inc. REIT	768	44,429
Industrial Logistics Properties Trust REIT	783	4,447
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT (b)	166	$8,327
Lineage, Inc. REIT (b)	363	11,892
LXP Industrial Trust REIT	338	15,636
Prologis, Inc. REIT	5,161	682,181
Rexford Industrial Realty, Inc. REIT	1,295	42,385
STAG Industrial, Inc. REIT	1,077	38,837
Terreno Realty Corp. REIT	571	35,071
		954,919
INSURANCE — 1.1%
Aflac, Inc.	2,623	287,769
Allstate Corp.	1,484	307,693
American Coastal Insurance Corp. Class C	229	2,576
American Financial Group, Inc.	400	51,084
American International Group, Inc.	3,016	226,954
AMERISAFE, Inc.	125	4,166
Aon PLC Class A	1,216	392,501
Arch Capital Group Ltd. (a)	1,973	189,388
Arthur J Gallagher & Co.	1,446	313,175
Assurant, Inc.	284	61,858
Assured Guaranty Ltd.	174	14,178
Axis Capital Holdings Ltd.	399	40,463
Baldwin Insurance Group, Inc. (a) (b)	401	8,798
Bowhead Specialty Holdings, Inc. (a)	87	1,951
Brighthouse Financial, Inc. (a)	288	17,245
Brown & Brown, Inc.	1,640	106,944
Chubb Ltd.	2,021	658,705
Cincinnati Financial Corp.	871	137,052
CNA Financial Corp.	200	9,184
CNO Financial Group, Inc.	623	25,580
Crawford & Co. Class A	259	2,582
Donegal Group, Inc. Class B	197	3,485
Employers Holdings, Inc.	161	6,624
Erie Indemnity Co. Class A	148	37,194
Everest Group Ltd.	213	69,619
F&G Annuities & Life, Inc.	203	5,140
Fidelity National Financial, Inc.	1,397	64,793
First American Financial Corp.	603	36,355
Genworth Financial, Inc. (a)	2,048	16,630
Globe Life, Inc.	410	57,060
Goosehead Insurance, Inc. Class A (a)	146	6,228
Greenlight Capital Re Ltd. Class A (a)	205	3,544
Hagerty, Inc. Class A (a)	269	2,833
Hanover Insurance Group, Inc.	185	32,070
Hartford Insurance Group, Inc.	1,488	201,222
HCI Group, Inc.	50	7,731
Heritage Insurance Holdings, Inc. (a)	82	2,153
Hippo Holdings, Inc. (a)	121	3,153
Horace Mann Educators Corp.	241	10,286
Investors Title Co.	11	2,391
Security Description	Shares	Value
Kemper Corp.	363	$11,093
Kinsale Capital Group, Inc. (b)	125	42,708
Lemonade, Inc. (a)	327	20,496
Lincoln National Corp.	995	35,323
Loews Corp.	876	93,504
Markel Group, Inc. (a)	70	133,985
Marsh & McLennan Cos., Inc.	2,659	461,204
MBIA, Inc. (a) (b)	456	2,695
Mercury General Corp.	161	14,192
MetLife, Inc.	3,062	216,545
Octave Specialty Group, Inc. (a)	300	1,395
Old Republic International Corp.	1,238	49,396
Oscar Health, Inc. Class A (a)	1,154	13,236
Palomar Holdings, Inc. (a)	160	19,120
Primerica, Inc.	183	45,838
Principal Financial Group, Inc.	1,091	98,310
ProAssurance Corp. (a)	200	4,944
Progressive Corp.	3,286	651,417
Prudential Financial, Inc.	1,979	193,329
Reinsurance Group of America, Inc.	403	82,276
RenaissanceRe Holdings Ltd.	248	73,713
RLI Corp.	502	28,634
Root, Inc. Class A (a) (b)	46	2,032
Ryan Specialty Holdings, Inc.	626	21,121
Safety Insurance Group, Inc.	105	7,627
Selective Insurance Group, Inc.	367	27,668
Selectquote, Inc. (a) (b)	647	407
SiriusPoint Ltd. (a)	605	13,032
Skyward Specialty Insurance Group, Inc. (a)	205	8,954
Stewart Information Services Corp.	167	10,284
Tiptree, Inc.	152	2,572
Travelers Cos., Inc.	1,188	346,516
Trupanion, Inc. (a)	199	5,096
TWFG, Inc. (a)	93	1,710
United Fire Group, Inc.	141	5,225
Universal Insurance Holdings, Inc.	169	5,773
Unum Group	867	63,317
W.R. Berkley Corp.	1,723	114,200
White Mountains Insurance Group Ltd.	15	32,954
Willis Towers Watson PLC	519	150,873
		6,541,071
INTERACTIVE MEDIA & SERVICES — 4.1%
Alphabet, Inc. Class A	32,433	9,326,433
Alphabet, Inc. Class C	25,899	7,429,387
Angi, Inc. (a) (b)	222	1,521
Bumble, Inc. Class A (a)	669	2,181
Cargurus, Inc. (a)	364	12,394
Cars.com, Inc. (a) (b)	375	3,045
EverQuote, Inc. Class A (a)	170	2,621
fuboTV, Inc. Class A (a) (b)	182	1,722
Grindr, Inc. (a) (b)	202	2,442
IAC, Inc. (a)	423	16,933
Match Group, Inc.	1,358	41,704
MediaAlpha, Inc. Class A (a)	104	967
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Meta Platforms, Inc. Class A	12,146	$6,949,091
Nextdoor Holdings, Inc. (a)	1,271	1,779
Pinterest, Inc. Class A (a)	3,068	56,267
QuinStreet, Inc. (a)	360	4,324
Reddit, Inc. Class A (a)	695	93,582
Rumble, Inc. (a) (b)	529	2,698
Shutterstock, Inc.	152	2,525
Snap, Inc. Class A (a)	6,240	28,704
TripAdvisor, Inc. (a) (b)	664	7,078
Trump Media & Technology Group Corp. (a)	539	5,002
Yelp, Inc. (a)	394	9,748
Ziff Davis, Inc. (a)	264	11,077
ZipRecruiter, Inc. Class A (a) (b)	515	948
ZoomInfo Technologies, Inc. (a)	1,535	9,179
		24,023,352
IT SERVICES — 0.6%
Accenture PLC Class A	3,466	687,273
Akamai Technologies, Inc. (a)	849	97,508
Applied Digital Corp. (a)	1,354	32,144
ASGN, Inc. (a)	267	10,335
Backblaze, Inc. Class A (a) (b)	475	1,639
BigBear.ai Holdings, Inc. (a) (b)	2,384	8,392
Cloudflare, Inc. Class A (a)	1,746	360,270
Cognizant Technology Solutions Corp. Class A	2,681	164,479
CoreWeave, Inc. Class A (a)	1,317	102,028
DigitalOcean Holdings, Inc. (a) (b)	475	40,745
DXC Technology Co. (a)	1,085	13,638
EPAM Systems, Inc. (a)	296	40,078
Fastly, Inc. Class A (a)	801	23,277
Gartner, Inc. (a)	405	64,128
GoDaddy, Inc. Class A (a)	776	64,152
Grid Dynamics Holdings, Inc. (a)	370	2,109
Hackett Group, Inc.	162	2,108
International Business Machines Corp.	5,196	1,259,458
Kyndryl Holdings, Inc. (a)	1,149	15,075
MongoDB, Inc. (a)	454	111,126
Okta, Inc. (a)	948	74,617
Rackspace Technology, Inc. (a)	891	873
Snowflake, Inc. (a)	1,963	296,060
TSS, Inc. (a) (b)	158	2,056
Twilio, Inc. Class A (a)	829	104,305
Unisys Corp. (a) (b)	458	948
VeriSign, Inc.	478	118,716
		3,697,537
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Acushnet Holdings Corp.	166	15,518
Brunswick Corp.	280	20,373
Callaway Golf Co. (a)	874	12,131
Malibu Boats, Inc. Class A (a)	134	3,473
MasterCraft Boat Holdings, Inc. (a)	146	2,994
Mattel, Inc. (a)	1,782	25,893
Peloton Interactive, Inc. Class A (a)	2,107	9,039
Security Description	Shares	Value
Polaris, Inc.	312	$17,004
Sturm Ruger & Co., Inc.	102	4,089
YETI Holdings, Inc. (a)	497	18,185
		128,699
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	767	71,791
LIFE SCIENCES TOOLS & SERVICES — 0.5%
10X Genomics, Inc. Class A (a)	647	13,736
Adaptive Biotechnologies Corp. (a)	747	10,368
Agilent Technologies, Inc.	1,620	184,648
Avantor, Inc. (a)	3,812	29,886
Azenta, Inc. (a)	299	6,318
BioLife Solutions, Inc. (a)	226	4,312
Bio-Rad Laboratories, Inc. Class A (a)	100	27,875
Bio-Techne Corp.	936	48,915
Bruker Corp. (b)	653	23,586
Charles River Laboratories International, Inc. (a)	291	50,198
Codexis, Inc. (a) (b)	706	1,151
CryoPort, Inc. (a)	432	3,577
Cytek Biosciences, Inc. (a)	661	2,889
Danaher Corp.	3,478	659,429
Fortrea Holdings, Inc. (a)	541	5,096
Ginkgo Bioworks Holdings, Inc. (a)	257	1,575
Illumina, Inc. (a)	852	105,018
IQVIA Holdings, Inc. (a)	923	157,408
Maravai LifeSciences Holdings, Inc. Class A (a)	950	2,689
Medpace Holdings, Inc. (a)	120	57,623
Mesa Laboratories, Inc.	46	4,067
Mettler-Toledo International, Inc. (a)	115	145,038
Niagen Bioscience, Inc. (a) (b)	399	1,760
Pacific Biosciences of California, Inc. (a) (b)	1,744	2,302
Personalis, Inc. (a) (b)	421	2,682
Quanterix Corp. (a) (b)	271	954
Quantum-Si, Inc. (a) (b)	632	489
Repligen Corp. (a)	287	33,814
Revvity, Inc.	648	56,771
Sotera Health Co. (a)	941	13,494
Standard BioTools, Inc. (a) (b)	2,078	1,910
Tempus AI, Inc. Class A (a) (b)	518	23,424
Thermo Fisher Scientific, Inc.	2,070	1,017,467
Waters Corp. (a)	539	160,514
West Pharmaceutical Services, Inc.	404	101,259
		2,962,242
MACHINERY — 1.3%
3D Systems Corp. (a) (b)	997	1,874
AGCO Corp.	313	36,267
Alamo Group, Inc.	63	10,393
Albany International Corp. Class A	185	9,659
Alliance Laundry Holdings, Inc. (a)	400	8,296
Allison Transmission Holdings, Inc.	433	50,687
Astec Industries, Inc.	162	8,722
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Atmus Filtration Technologies, Inc.	498	$28,271
Blue Bird Corp. (a)	186	10,563
Caterpillar, Inc.	2,573	1,822,868
Chart Industries, Inc. (a)	202	41,764
CNH Industrial NV	5,219	57,409
Columbus McKinnon Corp.	182	2,644
Crane Co.	269	45,999
Cummins, Inc.	777	418,042
Deere & Co.	1,407	792,563
Donaldson Co., Inc.	624	52,959
Douglas Dynamics, Inc.	149	6,271
Dover Corp.	744	155,087
Energy Recovery, Inc. (a)	367	3,696
Enerpac Tool Group Corp.	325	11,853
Enpro, Inc.	123	30,830
Esab Corp.	341	32,961
ESCO Technologies, Inc.	154	43,331
Federal Signal Corp.	363	39,255
Flowserve Corp.	653	48,002
Fortive Corp.	1,744	96,408
Franklin Electric Co., Inc.	235	21,660
Gates Industrial Corp. PLC (a)	1,334	30,162
Gencor Industries, Inc. (a)	140	2,100
Gorman-Rupp Co.	148	9,195
Graco, Inc.	834	70,598
Graham Corp. (a)	70	5,524
Greenbrier Cos., Inc.	185	9,740
Helios Technologies, Inc.	205	13,266
Hillman Solutions Corp. (a)	1,218	10,134
Hyster-Yale, Inc.	68	2,211
IDEX Corp.	415	78,663
Illinois Tool Works, Inc.	1,399	364,146
Ingersoll Rand, Inc.	1,976	158,317
ITT, Inc.	523	99,647
JBT Marel Corp.	268	34,269
Kadant, Inc.	70	20,465
Kennametal, Inc.	445	16,078
Lincoln Electric Holdings, Inc.	286	71,237
Lindsay Corp.	69	8,216
Luxfer Holdings PLC	208	2,533
Manitowoc Co., Inc. (a)	299	3,483
Microvast Holdings, Inc. (a) (b)	631	947
Middleby Corp. (a)	264	35,001
Mueller Industries, Inc.	611	67,699
Mueller Water Products, Inc. Class A	925	25,428
Nordson Corp.	258	68,643
Oshkosh Corp.	353	51,965
Otis Worldwide Corp.	2,174	167,572
PACCAR, Inc.	2,900	334,950
Parker-Hannifin Corp.	679	607,868
Pentair PLC	932	81,187
Proto Labs, Inc. (a)	153	8,724
RBC Bearings, Inc. (a)	185	100,477
Richtech Robotics, Inc. Class B (a) (b)	754	1,576
Security Description	Shares	Value
Snap-on, Inc.	276	$100,249
SPX Technologies, Inc. (a)	275	54,983
Standex International Corp.	73	18,605
Stanley Black & Decker, Inc.	867	61,609
Symbotic, Inc. (a) (b)	331	17,609
Tennant Co.	116	7,702
Terex Corp.	692	40,897
Timken Co.	382	38,418
Titan International, Inc. (a)	446	3,082
Toro Co.	539	50,364
Trinity Industries, Inc.	500	16,090
Wabash National Corp.	292	2,517
Watts Water Technologies, Inc. Class A	164	47,608
Westinghouse Air Brake Technologies Corp.	953	238,164
Worthington Enterprises, Inc.	197	10,272
Xylem, Inc.	1,379	164,790
		7,323,314
MARINE — 0.0% *
Genco Shipping & Trading Ltd.	265	5,976
Kirby Corp. (a)	324	43,053
Matson, Inc.	202	33,116
		82,145
MEDIA — 0.1%
AMC Networks, Inc. Class A (a) (b)	173	1,175
Boston Omaha Corp. Class A (a) (b)	206	2,406
Cable One, Inc. (a)	28	2,554
Charter Communications, Inc. Class A (a)	491	105,997
Clear Channel Outdoor Holdings, Inc. (a)	2,144	5,081
DoubleVerify Holdings, Inc. (a)	838	7,961
EchoStar Corp. Class A (a)	728	85,227
Fox Corp. Class A	1,379	80,534
Fox Corp. Class B	487	25,860
Gray Media, Inc. Class A	228	2,829
Ibotta, Inc. Class A (a) (b)	47	1,409
iHeartMedia, Inc. Class A (a) (b)	1,266	3,697
John Wiley & Sons, Inc. Class A	228	8,687
Liberty Broadband Corp. Class A (a)	97	4,871
Liberty Broadband Corp. Class C (a)	641	32,242
Magnite, Inc. (a) (b)	740	8,791
National CineMedia, Inc. (b)	582	1,775
New York Times Co. Class A	876	73,347
News Corp. Class A	2,780	69,305
Nexstar Media Group, Inc.	165	29,837
NIQ Global Intelligence PLC (a) (b)	471	5,355
Omnicom Group, Inc. (b)	1,738	130,889
Optimum Communications, Inc. Class A (a) (b)	1,529	1,988
Paramount Skydance Corp. Class B	1,819	16,407
PubMatic, Inc. Class A (a) (b)	252	2,061
Scholastic Corp. (b)	178	6,953
Sinclair, Inc.	257	3,326
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sirius XM Holdings, Inc.	919	$21,210
Stagwell, Inc. (a) (b)	588	3,699
Thryv Holdings, Inc. (a) (b)	263	721
Trade Desk, Inc. Class A (a)	2,452	55,636
USA TODAY Co., Inc. (a) (b)	746	5,259
Versant Media Group, Inc. (a)	791	29,283
		836,372
METALS & MINING — 0.4%
Alcoa Corp.	1,398	92,729
Alpha Metallurgical Resources, Inc. (a)	65	13,343
American Battery Technology Co. (a)	460	1,283
Century Aluminum Co. (a)	309	18,135
Cleveland-Cliffs, Inc. (a)	2,875	24,294
Coeur Mining, Inc. (a)	5,866	110,105
Commercial Metals Co.	641	39,377
Compass Minerals International, Inc. (a)	224	5,230
Freeport-McMoRan, Inc.	8,058	473,649
Hecla Mining Co.	3,688	68,708
Hycroft Mining Holding Corp. Class A (a) (b)	351	12,355
Ivanhoe Electric, Inc. (a)	634	7,494
Kaiser Aluminum Corp.	91	10,966
Materion Corp.	126	18,226
McEwen, Inc. (a)	346	7,065
Metallus, Inc. (a)	251	4,101
MP Materials Corp. (a) (b)	736	35,519
Newmont Corp.	6,161	666,928
Nucor Corp.	1,240	209,684
Ramaco Resources, Inc. Class B (b)	292	2,980
Reliance, Inc.	285	86,617
Royal Gold, Inc.	449	114,266
Ryerson Holding Corp.	231	5,193
Steel Dynamics, Inc.	760	136,800
SunCoke Energy, Inc.	493	3,210
U.S. Antimony Corp. (a) (b)	634	5,535
USA Rare Earth, Inc. (a) (b)	893	13,516
Warrior Met Coal, Inc.	315	29,342
Worthington Steel, Inc.	210	6,374
		2,223,024
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Adamas Trust, Inc. REIT	725	5,336
AGNC Investment Corp. REIT (b)	6,194	62,126
Annaly Capital Management, Inc. REIT	3,962	83,796
Apollo Commercial Real Estate Finance, Inc. REIT (b)	914	9,652
Arbor Realty Trust, Inc. REIT (b)	1,143	8,813
ARES Commercial Real Estate Corp. REIT (b)	492	2,362
ARMOUR Residential REIT, Inc. (b)	458	7,639
Blackstone Mortgage Trust, Inc. Class A REIT	863	16,526
Security Description	Shares	Value
BrightSpire Capital, Inc. REIT (b)	989	$5,538
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	189	2,140
Chimera Investment Corp. REIT	486	6,099
Claros Mortgage Trust, Inc. REIT (a)	618	1,471
Dynex Capital, Inc. REIT	1,117	14,253
Ellington Financial, Inc. REIT	559	6,624
Franklin BSP Realty Trust, Inc. REIT	596	5,060
Granite Point Mortgage Trust, Inc. REIT	862	1,250
Invesco Mortgage Capital, Inc. REIT (b)	368	2,973
KKR Real Estate Finance Trust, Inc. REIT (b)	413	2,528
Ladder Capital Corp. REIT (b)	745	7,279
MFA Financial, Inc. REIT	626	5,997
Orchid Island Capital, Inc. REIT (b)	382	2,686
PennyMac Mortgage Investment Trust REIT	426	4,967
Redwood Trust, Inc. REIT	898	5,038
Rithm Capital Corp. REIT	3,152	29,881
TPG RE Finance Trust, Inc. REIT	425	3,319
Two Harbors Investment Corp. REIT	520	5,938
Starwood Property Trust, Inc. REIT	1,909	32,873
		342,164
MULTI-UTILITIES — 0.4%
Ameren Corp.	1,538	169,057
Avista Corp.	479	19,227
Black Hills Corp.	403	27,972
CenterPoint Energy, Inc.	3,583	154,642
CMS Energy Corp.	1,664	129,093
Consolidated Edison, Inc.	2,051	232,132
Dominion Energy, Inc.	4,741	293,089
DTE Energy Co.	1,101	160,988
NiSource, Inc.	2,657	123,976
Northwestern Energy Group, Inc.	355	23,409
Public Service Enterprise Group, Inc.	2,756	223,098
Sempra	3,682	357,780
Unitil Corp.	114	5,955
WEC Energy Group, Inc.	1,818	210,470
		2,130,888
OFFICE REITs — 0.0% *
Brandywine Realty Trust REIT (b)	1,202	3,257
BXP, Inc. REIT	815	42,299
COPT Defense Properties REIT	640	19,584
Cousins Properties, Inc. REIT	944	21,306
Douglas Emmett, Inc. REIT	979	9,222
Easterly Government Properties, Inc. REIT	252	5,400
Empire State Realty Trust, Inc. Class A REIT	812	4,222
Highwoods Properties, Inc. REIT	616	13,189
Hudson Pacific Properties, Inc. REIT (a)	182	1,076
JBG SMITH Properties REIT (b)	535	7,816
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Kilroy Realty Corp. REIT (b)	618	$17,434
NET Lease Office Properties REIT	115	1,325
Orion Properties, Inc. REIT (b)	767	1,649
Peakstone Realty Trust REIT	112	2,340
Piedmont Realty Trust, Inc. REIT (a)	777	5,105
Postal Realty Trust, Inc. Class A REIT (b)	216	4,009
SL Green Realty Corp. REIT (b)	383	14,148
Vornado Realty Trust REIT	786	20,428
		193,809
OIL, GAS & CONSUMABLE FUELS — 2.2%
American Resources Corp. (a)	1,181	2,858
Antero Midstream Corp.	1,736	39,581
Antero Resources Corp. (a)	1,557	66,079
APA Corp.	2,006	85,135
BKV Corp. (a)	300	8,556
California Resources Corp.	414	28,657
Calumet, Inc. (a)	419	15,042
Centrus Energy Corp. Class A (a) (b)	86	14,929
Cheniere Energy, Inc.	1,156	328,027
Chevron Corp.	10,376	2,146,794
Chord Energy Corp.	303	43,081
Clean Energy Fuels Corp. (a)	1,194	2,961
CNX Resources Corp. (a)	732	28,219
Comstock Resources, Inc. (a)	558	11,763
ConocoPhillips	6,821	900,372
Core Natural Resources, Inc.	300	31,419
Coterra Energy, Inc.	4,142	145,550
Crescent Energy Co. Class A	1,188	16,038
CVR Energy, Inc. (a)	244	8,211
Delek U.S. Holdings, Inc.	413	18,614
Devon Energy Corp.	3,442	173,201
Diamondback Energy, Inc.	1,125	222,514
Diversified Energy Co.	500	8,720
Dorian LPG Ltd.	221	7,558
DT Midstream, Inc.	535	72,048
EOG Resources, Inc.	3,063	442,818
EQT Corp.	3,432	218,412
Excelerate Energy, Inc. Class A	117	3,910
Expand Energy Corp.	1,363	149,630
Exxon Mobil Corp.	23,243	3,943,407
Gevo, Inc. (a)	687	1,876
Granite Ridge Resources, Inc. (b)	462	2,712
Green Plains, Inc. (a)	422	6,942
Gulfport Energy Corp. (a)	72	15,233
HF Sinclair Corp.	833	51,971
HighPeak Energy, Inc. (b)	205	1,414
International Seaways, Inc.	239	17,418
Kinder Morgan, Inc.	10,942	366,885
Kinetik Holdings, Inc. (b)	233	11,280
Kosmos Energy Ltd. (a)	2,824	7,851
Lightbridge Corp. (a) (b)	203	2,164
Magnolia Oil & Gas Corp. Class A	1,106	34,916
Marathon Petroleum Corp.	1,629	397,769
Matador Resources Co.	683	43,152
Security Description	Shares	Value
Murphy Oil Corp.	834	$34,402
New Fortress Energy, Inc. (a) (b)	660	389
NextDecade Corp. (a)	857	6,565
Northern Oil & Gas, Inc. (b)	573	16,749
Occidental Petroleum Corp.	3,950	256,750
ONEOK, Inc.	3,526	318,715
Ovintiv, Inc.	1,549	91,949
Par Pacific Holdings, Inc. (a)	325	20,358
PBF Energy, Inc. Class A	474	22,572
Peabody Energy Corp.	745	24,548
Permian Resources Corp. Class A	4,224	90,056
Phillips 66 Co.	2,277	414,824
Range Resources Corp.	1,307	59,050
REX American Resources Corp. (a)	190	8,658
Sable Offshore Corp. (a)	737	12,175
SM Energy Co.	1,323	41,251
Talos Energy, Inc. (a)	756	11,915
Targa Resources Corp.	1,173	294,106
Texas Pacific Land Corp.	316	149,961
Uranium Energy Corp. (a)	2,440	32,940
Valero Energy Corp.	1,735	428,684
Venture Global, Inc. Class A	2,738	43,151
Viper Energy, Inc. Class A	1,086	51,031
Williams Cos., Inc.	6,854	498,834
World Kinect Corp.	330	7,613
		13,082,933
PAPER & FOREST PRODUCTS — 0.0% *
Clearwater Paper Corp. (a) (b)	120	1,726
Louisiana-Pacific Corp.	369	26,845
Magnera Corp. (a)	218	2,073
Mercer International, Inc. (b)	482	684
Sylvamo Corp.	202	8,532
		39,860
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	629	10,121
Coty, Inc. Class A (a) (b)	2,247	4,516
Edgewell Personal Care Co.	301	6,423
elf Beauty, Inc. (a)	336	20,365
Estee Lauder Cos., Inc. Class A	1,315	94,378
Herbalife Ltd. (a)	633	9,318
Honest Co., Inc. (a) (b)	433	1,273
Interparfums, Inc.	164	14,898
Kenvue, Inc.	10,781	185,864
Upexi, Inc. (a) (b)	493	486
USANA Health Sciences, Inc. (a)	79	1,380
		349,022
PHARMACEUTICALS — 2.0%
Aclaris Therapeutics, Inc. (a)	654	2,453
ALT5 Sigma Corp. (a) (b)	818	908
Alumis, Inc. (a)	305	6,719
Amneal Pharmaceuticals, Inc. (a)	907	11,274
Amphastar Pharmaceuticals, Inc. (a)	230	4,506
Amylyx Pharmaceuticals, Inc. (a)	575	7,993
ANI Pharmaceuticals, Inc. (a)	106	8,151
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Aquestive Therapeutics, Inc. (a) (b)	622	$2,581
Arvinas, Inc. (a)	409	4,335
AtaiBeckley, Inc. (a)	2,000	7,080
Atea Pharmaceuticals, Inc. (a) (b)	674	3,626
Axsome Therapeutics, Inc. (a)	244	41,241
Bristol-Myers Squibb Co.	11,374	689,833
Collegium Pharmaceutical, Inc. (a)	189	6,250
Corcept Therapeutics, Inc. (a)	553	22,291
CorMedix, Inc. (a) (b)	287	1,949
Crinetics Pharmaceuticals, Inc. (a)	542	19,685
Definium Therapeutics, Inc. (a) (b)	475	8,978
Edgewise Therapeutics, Inc. (a)	349	10,994
Elanco Animal Health, Inc. (a)	2,932	70,163
Eli Lilly & Co.	4,392	4,039,630
Enliven Therapeutics, Inc. (a)	196	7,683
Esperion Therapeutics, Inc. (a)	1,245	3,411
Eton Pharmaceuticals, Inc. (a) (b)	133	3,282
Evolus, Inc. (a) (b)	365	1,500
EyePoint, Inc. (a)	343	4,421
Harmony Biosciences Holdings, Inc. (a) (b)	226	6,330
Harrow, Inc. (a) (b)	184	6,488
Indivior Pharmaceuticals, Inc. (a)	730	22,250
Innoviva, Inc. (a)	325	7,573
Jazz Pharmaceuticals PLC (a)	348	65,789
Johnson & Johnson	13,408	3,277,452
LENZ Therapeutics, Inc. (a) (b)	107	979
Ligand Pharmaceuticals, Inc. (a)	110	21,962
Liquidia Corp. (a)	423	15,964
MBX Biosciences, Inc. (a)	200	5,970
Merck & Co., Inc.	13,850	1,666,017
Nektar Therapeutics (a)	160	11,512
Nuvation Bio, Inc. (a) (b)	1,158	4,968
Ocular Therapeutix, Inc. (a)	769	6,513
Omeros Corp. (a) (b)	327	3,453
Organon & Co.	1,479	8,859
Pacira BioSciences, Inc. (a)	297	6,712
Perrigo Co. PLC	822	8,828
Pfizer, Inc.	31,725	890,838
Phathom Pharmaceuticals, Inc. (a)	320	3,555
Phibro Animal Health Corp. Class A	132	7,301
Prestige Consumer Healthcare, Inc. (a)	294	17,425
Rapport Therapeutics, Inc. (a)	300	9,387
Relmada Therapeutics, Inc. (a)	620	4,315
Royalty Pharma PLC Class A	2,067	99,154
Scilex Holding Co. (a)	120	799
Senestech, Inc. (a)	652	1,069
Supernus Pharmaceuticals, Inc. (a)	328	16,954
Tarsus Pharmaceuticals, Inc. (a)	212	14,872
Terns Pharmaceuticals, Inc. (a)	468	24,673
Theravance Biopharma, Inc. (a)	302	4,902
Trevi Therapeutics, Inc. (a) (b)	361	4,307
VeraDermics, Inc. (a)	100	6,315
Viatris, Inc.	6,715	90,720
WaVe Life Sciences Ltd. (a)	690	5,003
Security Description	Shares	Value
Xeris Biopharma Holdings, Inc. (a)	997	$5,783
Zevra Therapeutics, Inc. (a) (b)	339	3,160
Zoetis, Inc.	2,321	274,365
		11,623,453
PROFESSIONAL SERVICES — 0.3%
Alight, Inc. Class A (b)	2,733	1,593
Amentum Holdings, Inc. (a)	911	23,759
Automatic Data Processing, Inc.	2,256	458,374
Barrett Business Services, Inc.	161	4,698
BlackSky Technology, Inc. (a) (b)	164	4,126
Booz Allen Hamilton Holding Corp.	678	52,904
Broadridge Financial Solutions, Inc.	632	102,687
CACI International, Inc. Class A (a)	124	67,440
CBIZ, Inc. (a)	301	8,082
Clarivate PLC (a) (b)	2,817	7,127
Concentrix Corp.	279	7,633
CRA International, Inc.	42	6,799
CSG Systems International, Inc.	104	8,314
Equifax, Inc.	674	121,367
ExlService Holdings, Inc. (a)	761	23,172
Exponent, Inc.	304	19,836
First Advantage Corp. (a) (b)	327	3,846
FTI Consulting, Inc. (a) (b)	180	31,819
Genpact Ltd.	908	33,823
Huron Consulting Group, Inc. (a)	101	12,876
ICF International, Inc.	115	7,508
Innodata, Inc. (a) (b)	151	5,832
Insperity, Inc. (b)	213	5,760
Jacobs Solutions, Inc.	642	81,714
KBR, Inc.	681	25,102
Kelly Services, Inc. Class A	223	1,974
Kforce, Inc.	98	2,866
Korn Ferry	316	19,892
Legalzoom.com, Inc. (a)	652	3,697
Leidos Holdings, Inc.	693	107,775
ManpowerGroup, Inc.	285	8,396
Maximus, Inc.	352	22,563
Parsons Corp. (a)	279	15,113
Paychex, Inc.	1,769	162,960
Paycom Software, Inc.	288	35,004
Paylocity Holding Corp. (a)	258	27,874
Planet Labs PBC (a)	1,633	45,642
Resolute Holdings Management, Inc. (a)	15	2,434
Robert Half, Inc.	572	14,529
Science Applications International Corp.	285	27,052
Spire Global, Inc. (a)	206	2,591
SS&C Technologies Holdings, Inc.	1,152	77,841
TIC Solutions, Inc. (a) (b)	968	6,369
TransUnion	1,039	71,888
TriNet Group, Inc.	183	6,667
TrueBlue, Inc. (a) (b)	444	1,736
UL Solutions, Inc. Class A	453	38,827
Upwork, Inc. (a) (b)	737	8,078
Verisk Analytics, Inc.	785	148,954
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Verra Mobility Corp. (a)	976	$13,947
Willdan Group, Inc. (a)	80	6,125
		2,006,985
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	1,657	224,457
Compass, Inc. Class A (a)	3,512	25,673
CoStar Group, Inc. (a)	2,410	97,219
Cushman & Wakefield Ltd. (a)	1,370	16,796
eXp World Holdings, Inc. (b)	506	3,031
Forestar Group, Inc. (a)	124	3,031
Howard Hughes Holdings, Inc. (a)	184	11,640
Jones Lang LaSalle, Inc. (a)	265	80,645
Kennedy-Wilson Holdings, Inc.	815	8,818
Marcus & Millichap, Inc.	184	4,892
Newmark Group, Inc. Class A	809	12,127
Opendoor Technologies, Inc. (a) (b)	4,476	20,948
RMR Group, Inc. Class A (b)	137	2,119
St. Joe Co.	238	14,946
Tejon Ranch Co. (a) (b)	121	2,280
Zillow Group, Inc. Class A (a) (b)	148	6,126
Zillow Group, Inc. Class C (a)	1,142	47,256
		582,004
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	1,867	52,127
AvalonBay Communities, Inc. REIT	812	132,640
BRT Apartments Corp. REIT (b)	152	2,028
Camden Property Trust REIT	533	52,053
Centerspace REIT	96	5,515
Equity LifeStyle Properties, Inc. REIT	1,089	67,975
Equity Residential REIT	1,979	117,058
Essex Property Trust, Inc. REIT	370	89,540
Independence Realty Trust, Inc. REIT	1,488	22,156
Invitation Homes, Inc. REIT	3,132	77,830
Mid-America Apartment Communities, Inc. REIT	646	78,890
NexPoint Residential Trust, Inc. REIT	132	3,300
Sun Communities, Inc. REIT	628	79,103
UDR, Inc. REIT	1,689	57,054
UMH Properties, Inc. REIT	392	5,657
Veris Residential, Inc. REIT	558	10,529
		853,455
RETAIL REITs — 0.2%
Acadia Realty Trust REIT	633	12,103
Agree Realty Corp. REIT (b)	658	49,600
Alexander's, Inc. REIT	15	3,543
Brixmor Property Group, Inc. REIT	1,587	45,706
CBL & Associates Properties, Inc. REIT	100	3,843
Curbline Properties Corp. REIT (b)	558	14,391
Federal Realty Investment Trust REIT	430	45,670
Security Description	Shares	Value
Getty Realty Corp. REIT (b)	320	$10,176
InvenTrust Properties Corp. REIT	500	15,230
Kimco Realty Corp. REIT	3,734	83,903
Kite Realty Group Trust REIT	1,206	29,607
Macerich Co. REIT	1,458	27,556
NETSTREIT Corp. (b)	434	8,172
NNN REIT, Inc.	1,089	45,771
Phillips Edison & Co., Inc. REIT	721	26,980
Realty Income Corp. REIT	5,097	311,835
Regency Centers Corp. REIT	911	68,926
Saul Centers, Inc. REIT	130	4,235
Simon Property Group, Inc. REIT	1,734	323,443
Tanger, Inc. REIT	645	21,917
Urban Edge Properties REIT	709	14,166
Whitestone REIT	289	4,667
		1,171,440
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.0%
ACM Research, Inc. Class A (a)	289	11,372
Advanced Micro Devices, Inc. (a)	9,043	1,839,618
Aehr Test Systems (a) (b)	148	5,488
Allegro MicroSystems, Inc. (a)	762	24,026
Alpha & Omega Semiconductor Ltd. (a)	147	3,258
Ambarella, Inc. (a)	233	11,994
Amkor Technology, Inc.	677	30,485
Analog Devices, Inc.	2,751	875,203
Applied Materials, Inc.	4,417	1,509,686
Astera Labs, Inc. (a)	720	78,912
Axcelis Technologies, Inc. (a)	192	17,871
AXT, Inc. (a) (b)	230	13,105
Broadcom, Inc.	26,354	8,156,827
CEVA, Inc. (a)	146	2,727
Cirrus Logic, Inc. (a)	251	36,300
Cohu, Inc. (a)	306	9,370
Credo Technology Group Holding Ltd. (a)	943	88,519
Datavault AI, Inc. (a)	2,186	1,352
Datavault AI, Inc. (a) (d)	36	—
Diodes, Inc. (a)	281	19,181
Enphase Energy, Inc. (a)	685	25,900
Entegris, Inc.	853	100,006
First Solar, Inc. (a)	582	114,805
FormFactor, Inc. (a)	455	44,131
Ichor Holdings Ltd. (a)	208	9,695
Impinj, Inc. (a)	135	13,865
indie Semiconductor, Inc. Class A (a) (b)	1,011	3,255
Intel Corp. (a)	26,175	1,155,103
KLA Corp.	712	1,048,356
Kulicke & Soffa Industries, Inc.	332	21,819
Lam Research Corp.	6,897	1,473,613
Lattice Semiconductor Corp. (a)	761	70,590
MACOM Technology Solutions Holdings, Inc. (a)	344	76,392
Marvell Technology, Inc.	4,900	485,345
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MaxLinear, Inc. (a)	466	$8,104
Microchip Technology, Inc.	2,952	190,729
Micron Technology, Inc.	6,216	2,100,013
MKS, Inc.	368	84,570
Monolithic Power Systems, Inc.	261	285,364
Navitas Semiconductor Corp. (a)	1,218	10,682
NVE Corp.	40	2,620
NVIDIA Corp.	135,075	23,557,080
NXP Semiconductors NV	1,447	284,856
ON Semiconductor Corp. (a)	2,233	138,267
Onto Innovation, Inc. (a)	293	60,086
PDF Solutions, Inc. (a)	198	6,477
Penguin Solutions, Inc. (a)	314	5,526
Photronics, Inc. (a)	362	14,628
Power Integrations, Inc.	343	17,562
Qnity Electronics, Inc.	1,136	131,072
Qorvo, Inc. (a)	413	31,966
QUALCOMM, Inc.	5,966	768,302
Rambus, Inc. (a)	637	54,801
Rigetti Computing, Inc. (a)	1,837	25,792
Semtech Corp. (a)	489	37,599
Silicon Laboratories, Inc. (a)	194	40,381
SiTime Corp. (a)	111	38,334
SkyWater Technology, Inc. (a)	144	3,947
Skyworks Solutions, Inc.	789	42,251
SolarEdge Technologies, Inc. (a) (b)	329	16,795
Synaptics, Inc. (a)	235	16,459
Teradyne, Inc.	857	254,066
Texas Instruments, Inc.	5,014	973,418
Ultra Clean Holdings, Inc. (a)	263	16,353
Universal Display Corp.	205	18,790
Veeco Instruments, Inc. (a)	334	11,309
		46,626,368
SOFTWARE — 4.8%
8x8, Inc. (a)	1,115	1,851
A10 Networks, Inc.	456	10,543
ACI Worldwide, Inc. (a)	624	25,590
Adeia, Inc.	662	15,908
Adobe, Inc. (a)	2,277	553,493
Agilysys, Inc. (a)	133	9,462
Airship AI Holdings, Inc. (a) (b)	562	1,270
Alarm.com Holdings, Inc. (a)	295	12,741
Alkami Technology, Inc. (a) (b)	398	6,237
Amplitude, Inc. Class A (a)	490	3,342
Appfolio, Inc. Class A (a)	136	21,463
Appian Corp. Class A (a)	250	6,027
AppLovin Corp. Class A (a)	1,510	600,980
Asana, Inc. Class A (a) (b)	528	3,379
Atlassian Corp. Class A (a)	905	61,766
Aurora Innovation, Inc. (a) (b)	6,482	26,706
Autodesk, Inc. (a)	1,193	285,604
AvePoint, Inc. (a)	632	6,010
Bentley Systems, Inc. Class B	818	28,728
Bill Holdings, Inc. (a)	556	21,295
Bit Digital, Inc. (a) (b)	1,154	1,512
Security Description	Shares	Value
BitMine Immersion Technologies, Inc.	2,528	$50,004
Blackbaud, Inc. (a)	239	9,228
BlackLine, Inc. (a)	300	11,100
Blend Labs, Inc. Class A (a)	1,208	2,054
Box, Inc. Class A (a)	853	20,165
Braze, Inc. Class A (a)	661	15,606
BTCS, Inc. (a)	628	873
C3.ai, Inc. Class A (a) (b)	652	5,490
Cadence Design Systems, Inc. (a)	1,526	424,030
CCC Intelligent Solutions Holdings, Inc. (a)	2,950	17,700
Cerence, Inc. (a) (b)	270	1,704
Cipher Digital, Inc. (a) (b)	1,687	21,712
Circle Internet Group, Inc. (a)	288	27,478
Cleanspark, Inc. (a)	1,409	11,991
Clear Secure, Inc. Class A	551	26,674
Clearwater Analytics Holdings, Inc. Class A (a)	1,651	39,046
Commvault Systems, Inc. (a)	259	20,173
Consensus Cloud Solutions, Inc. (a) (b)	128	3,039
Core Scientific, Inc. (a) (b)	1,636	24,475
Crowdstrike Holdings, Inc. Class A (a)	1,398	545,793
Daily Journal Corp. (a) (b)	6	2,894
Datadog, Inc. Class A (a)	1,870	220,753
Digital Turbine, Inc. (a) (b)	853	2,457
Docusign, Inc. (a)	1,150	54,521
Dolby Laboratories, Inc. Class A	351	21,081
Domo, Inc. Class B (a) (b)	342	1,047
Dropbox, Inc. Class A (a)	787	17,881
D-Wave Quantum, Inc. (a) (b)	1,968	28,398
Dynatrace, Inc. (a)	1,693	62,607
Elastic NV (a)	507	25,345
Fair Isaac Corp. (a)	136	145,185
Five9, Inc. (a)	450	6,826
Fortinet, Inc. (a)	3,497	285,775
Freshworks, Inc. Class A (a)	1,089	8,745
Gen Digital, Inc.	3,063	57,676
Gitlab, Inc. Class A (a)	778	16,836
Guidewire Software, Inc. (a)	481	71,938
HubSpot, Inc. (a)	283	69,080
Hut 8 Corp. (a) (b)	533	25,003
I3 Verticals, Inc. Class A (a) (b)	153	3,421
Intapp, Inc. (a)	294	7,553
InterDigital, Inc. (b)	149	44,998
Intrusion, Inc. (a) (b)	3,704	3,039
Intuit, Inc.	1,558	673,648
Klaviyo, Inc. Class A (a) (b)	917	17,845
Life360, Inc. (a) (b)	445	18,165
LiveRamp Holdings, Inc. (a)	402	10,661
Manhattan Associates, Inc. (a)	299	39,803
MARA Holdings, Inc. (a) (b)	2,160	17,626
Microsoft Corp.	41,265	15,275,065
Mitek Systems, Inc. (a)	345	4,657
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
N-able, Inc. (a)	477	$2,228
nCino, Inc. (a)	546	8,179
NCR Voyix Corp. (a)	908	5,748
Netskope, Inc. Class A (a)	530	4,500
NextNav, Inc. (a) (b)	403	6,456
Nutanix, Inc. Class A (a)	1,431	54,392
ON24, Inc. (a)	472	3,823
OneSpan, Inc.	214	2,253
Onestream, Inc. (a)	531	12,744
Oracle Corp.	9,454	1,390,778
PagerDuty, Inc. (a)	587	3,645
Palantir Technologies, Inc. Class A (a)	12,698	1,857,463
Palo Alto Networks, Inc. (a)	4,535	727,051
PAR Technology Corp. (a) (b)	218	2,906
Pegasystems, Inc.	534	22,727
Porch Group, Inc. (a) (b)	568	4,073
Procore Technologies, Inc. (a)	627	35,739
Progress Software Corp. (a)	255	6,541
PTC, Inc. (a)	649	92,476
Q2 Holdings, Inc. (a)	356	16,839
Qualys, Inc. (a)	218	19,151
Rapid7, Inc. (a)	377	2,077
Red Violet, Inc. (a) (b)	85	2,941
RingCentral, Inc. Class A	489	18,186
Riot Platforms, Inc. (a)	1,701	21,024
Roper Technologies, Inc.	589	208,424
Rubrik, Inc. Class A (a)	910	44,563
SailPoint, Inc. (a)	410	5,428
Salesforce, Inc.	5,234	977,031
Samsara, Inc. Class A (a)	1,951	61,827
SEMrush Holdings, Inc. Class A (a)	213	2,543
SentinelOne, Inc. Class A (a)	1,702	21,922
ServiceNow, Inc. (a)	5,815	607,958
ServiceTitan, Inc. Class A (a) (b)	338	21,449
Soluna Holdings, Inc. (a) (b)	1,782	1,259
SoundHound AI, Inc. Class A (a) (b)	2,195	15,080
Sprinklr, Inc. Class A (a)	752	4,512
Sprout Social, Inc. Class A (a)	306	1,744
SPS Commerce, Inc. (a)	219	12,192
Strategy, Inc. (a) (b)	1,753	218,774
Synopsys, Inc. (a)	1,056	418,683
Tao Synergies, Inc. (a) (b)	398	2,265
Tenable Holdings, Inc. (a) (b)	711	12,027
Teradata Corp. (a)	566	14,507
Terawulf, Inc. (a) (b)	1,731	24,978
TON Strategy Co. (a) (b)	423	1,045
Trimble, Inc. (a)	1,335	87,082
Tyler Technologies, Inc. (a)	247	84,568
UiPath, Inc. Class A (a) (b)	2,439	27,073
Unity Software, Inc. (a)	1,937	42,498
Varonis Systems, Inc. (a)	665	14,278
Veritone, Inc. (a)	118	232
Vertex, Inc. Class A (a)	309	3,674
Workday, Inc. Class A (a)	1,186	154,085
Workiva, Inc. (a)	309	18,426
Security Description	Shares	Value
Xperi, Inc. (a)	355	$1,988
Yext, Inc. (a)	684	2,627
Zeta Global Holdings Corp. Class A (a) (b)	1,197	19,056
Zoom Communications, Inc. (a)	1,430	114,958
Zscaler, Inc. (a)	548	76,879
		27,872,346
SPECIALIZED REITs — 0.5%
American Tower Corp. REIT	2,572	443,876
Crown Castle, Inc. REIT	2,450	199,210
CubeSmart REIT	1,328	48,671
Digital Realty Trust, Inc. REIT	1,791	322,756
EPR Properties REIT	439	21,932
Equinix, Inc. REIT	534	523,448
Extra Space Storage, Inc. REIT	1,219	159,848
Farmland Partners, Inc. REIT	289	3,245
Four Corners Property Trust, Inc. REIT	546	12,913
Gaming & Leisure Properties, Inc. REIT	1,514	67,176
Gladstone Land Corp. REIT (b)	251	2,560
Iron Mountain, Inc. REIT	1,685	172,106
Lamar Advertising Co. Class A REIT	479	60,670
Millrose Properties, Inc. REIT	778	21,784
National Storage Affiliates Trust REIT	411	15,511
Outfront Media, Inc. REIT	772	20,458
Public Storage REIT	889	240,812
Rayonier, Inc. REIT	1,718	35,425
Safehold, Inc. REIT	281	3,802
SBA Communications Corp. REIT	578	99,480
Smartstop Self Storage REIT, Inc. (b)	220	6,662
VICI Properties, Inc. REIT	5,757	157,281
Weyerhaeuser Co. REIT	4,171	101,898
		2,741,524
SPECIALTY RETAIL — 1.1%
Abercrombie & Fitch Co. Class A (a)	256	23,391
Academy Sports & Outdoors, Inc.	425	23,991
Advance Auto Parts, Inc. (b)	356	18,779
American Eagle Outfitters, Inc.	1,052	17,568
America's Car-Mart, Inc. (a) (b)	72	917
Arhaus, Inc. (b)	335	2,271
Arko Corp. (b)	510	2,836
Asbury Automotive Group, Inc. (a)	118	23,058
AutoNation, Inc. (a)	128	24,993
AutoZone, Inc. (a)	91	307,378
Bath & Body Works, Inc.	1,268	23,674
Bed Bath & Beyond, Inc. (a) (b)	487	2,260
Best Buy Co., Inc.	1,006	64,585
Boot Barn Holdings, Inc. (a)	180	26,345
Buckle, Inc.	178	8,964
Build-A-Bear Workshop, Inc. (b)	82	3,071
Burlington Stores, Inc. (a)	343	111,605
Caleres, Inc.	205	2,161
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Camping World Holdings, Inc. Class A (b)	362	$2,473
CarMax, Inc. (a)	757	31,476
Carvana Co. (a)	801	251,818
Chewy, Inc. Class A (a)	1,248	33,696
Dick's Sporting Goods, Inc.	376	74,557
EVgo, Inc. (a) (b)	786	1,352
Five Below, Inc. (a)	304	69,458
Floor & Decor Holdings, Inc. Class A (a)	637	32,360
GameStop Corp. Class A (a)	2,281	52,554
Gap, Inc.	1,309	31,678
Genesco, Inc. (a)	102	2,957
Group 1 Automotive, Inc.	57	18,846
Haverty Furniture Cos., Inc. Class A	163	3,866
Home Depot, Inc.	5,538	1,821,393
Lithia Motors, Inc. (b)	144	35,960
Lowe's Cos., Inc.	3,132	740,029
MarineMax, Inc. (a) (b)	149	4,032
Monro, Inc. (b)	186	2,984
Murphy USA, Inc.	96	47,421
National Vision Holdings, Inc. (a)	506	13,105
OneWater Marine, Inc. Class A (a)	156	1,474
O'Reilly Automotive, Inc. (a)	4,659	430,072
Penske Automotive Group, Inc. (b)	80	11,962
Petco Health & Wellness Co., Inc. (a)	739	2,054
RealReal, Inc. (a)	510	4,631
Revolve Group, Inc. (a)	227	5,133
RH (a) (b)	88	12,304
Ross Stores, Inc.	1,740	376,936
Sally Beauty Holdings, Inc. (a)	605	8,379
Signet Jewelers Ltd.	263	22,260
Sleep Number Corp. (a) (b)	123	221
Sonic Automotive, Inc. Class A	90	6,171
Stitch Fix, Inc. Class A (a)	792	2,622
ThredUp, Inc. Class A (a)	640	2,099
TJX Cos., Inc.	6,182	987,265
Tractor Supply Co.	2,840	128,652
Ulta Beauty, Inc. (a)	243	127,019
Upbound Group, Inc.	286	5,162
Urban Outfitters, Inc. (a)	337	21,349
Valvoline, Inc. (a)	766	25,799
Victoria's Secret & Co. (a)	467	21,650
Warby Parker, Inc. Class A (a)	534	11,251
Wayfair, Inc. Class A (a)	576	43,321
Williams-Sonoma, Inc.	676	123,255
Winmark Corp.	18	7,696
Zumiez, Inc. (a) (b)	140	3,102
		6,351,701
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.0%
Apple, Inc.	81,631	20,717,131
Corsair Gaming, Inc. (a)	455	2,525
Dell Technologies, Inc. Class C	1,643	269,666
Diebold Nixdorf, Inc. (a)	230	17,351
Security Description	Shares	Value
Eastman Kodak Co. (a) (b)	570	$5,158
Everpure, Inc. Class A (a)	1,765	104,206
GPGI, Inc. Class A (b)	1,235	21,118
Hewlett Packard Enterprise Co.	7,463	177,694
HP, Inc.	5,166	99,239
IonQ, Inc. (a) (b)	1,896	54,662
NetApp, Inc.	1,107	113,346
Quantum Computing, Inc. (a) (b)	956	6,549
Sandisk Corp. (a)	803	510,178
Seagate Technology Holdings PLC	1,177	461,102
Super Micro Computer, Inc. (a)	2,831	64,462
Western Digital Corp.	1,854	501,488
Xerox Holdings Corp. (b)	753	971
		23,126,846
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a)	709	12,493
Carter's, Inc.	212	7,581
Columbia Sportswear Co.	125	6,851
Crocs, Inc. (a)	331	27,480
Deckers Outdoor Corp. (a)	815	81,573
Figs, Inc. Class A (a)	984	14,534
G-III Apparel Group Ltd.	315	8,725
Kontoor Brands, Inc.	297	20,876
Levi Strauss & Co. Class A	423	7,821
Lululemon Athletica, Inc. (a)	583	89,257
NIKE, Inc. Class B	6,657	351,623
Oxford Industries, Inc. (b)	86	3,312
PVH Corp.	263	18,347
Ralph Lauren Corp.	215	73,958
Steven Madden Ltd.	428	14,518
Tapestry, Inc.	1,107	156,209
Under Armour, Inc. Class A (a) (b)	1,052	6,217
Under Armour, Inc. Class C (a) (b)	842	4,875
VF Corp.	1,697	28,832
Wolverine World Wide, Inc.	479	7,817
		942,899
TOBACCO — 0.4%
Altria Group, Inc.	9,316	614,763
Philip Morris International, Inc.	8,709	1,439,946
Turning Point Brands, Inc.	109	9,460
Universal Corp.	141	7,431
		2,071,600
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	367	23,833
Applied Industrial Technologies, Inc.	183	48,554
BlueLinx Holdings, Inc. (a)	53	2,871
Boise Cascade Co.	230	17,445
Core & Main, Inc. Class A (a)	1,055	52,117
Custom Truck One Source, Inc. (a)	593	3,896
DNOW, Inc. (a)	1,118	13,315
DXP Enterprises, Inc. (a)	78	10,899
Fastenal Co.	6,420	297,888
Ferguson Enterprises, Inc.	1,079	251,687
GATX Corp.	213	36,368
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Herc Holdings, Inc.	191	$19,014
Hudson Technologies, Inc. (a)	521	3,063
McGrath RentCorp	145	15,991
MSC Industrial Direct Co., Inc. Class A	263	24,267
NPK International, Inc. (a)	591	8,564
QXO, Inc. (a) (b)	2,820	54,764
Rush Enterprises, Inc. Class A	407	26,907
SiteOne Landscape Supply, Inc. (a)	269	35,807
Titan Machinery, Inc. (a) (b)	214	3,578
Transcat, Inc. (a)	56	4,113
United Rentals, Inc.	350	254,996
Watsco, Inc. (b)	190	69,120
WESCO International, Inc.	251	68,679
Willis Lease Finance Corp.	18	3,065
WW Grainger, Inc.	234	255,249
Xometry, Inc. Class A (a) (b)	265	10,823
		1,616,873
WATER UTILITIES — 0.0% *
American States Water Co.	223	16,863
American Water Works Co., Inc.	1,122	152,693
Artesian Resources Corp. Class A	87	2,771
Cadiz, Inc. (a)	636	3,123
California Water Service Group	301	13,647
Consolidated Water Co. Ltd.	115	3,809
Essential Utilities, Inc.	1,440	57,989
H2O America	187	10,971
Middlesex Water Co.	116	6,038
Pure Cycle Corp. (a)	226	2,274
York Water Co.	96	2,923
		273,101
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Array Digital Infrastructure, Inc.	87	4,014
Gogo, Inc. (a)	380	1,528
Spok Holdings, Inc.	65	709
Telephone & Data Systems, Inc.	490	20,629
T-Mobile U.S., Inc.	2,679	562,670
		589,550
TOTAL COMMON STOCKS (Cost $316,439,784)		351,272,124
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 39.3%
State Street Aggregate Bond Index Portfolio (e) (Cost $227,569,187)	2,570,842	229,858,956
RIGHTS — 0.0% *
BIOTECHNOLOGY — 0.0% *
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (Cost $25)	36	25
Security Description	Shares	Value
WARRANTS — 0.0% *
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% *
Opendoor Technologies, Inc. (expiring 11/20/26) (a) (b) (Cost $0)	372	$135
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g)	1,667,723	1,667,723
State Street Navigator Securities Lending Portfolio II (c) (h)	2,938,312	2,938,312
TOTAL SHORT-TERM INVESTMENTS (Cost $4,606,035)		4,606,035
TOTAL INVESTMENTS — 100.2% (Cost $548,615,031)		585,737,275
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,441,576)
NET ASSETS — 100.0%		$584,295,699

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(e)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	1	06/18/2026	$124,840	$125,610	$770
E-mini S&P 500 Index (long)	5	06/18/2026	1,675,665	1,642,688	(32,977)
					$(32,207)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$351,267,896	$4,228	$0 (a)	$351,272,124
Mutual Funds and Exchange Traded Products	229,858,956	—	—	229,858,956
Rights	—	25	—	25
Warrants	135	—	—	135
Short-Term Investments	4,606,035	—	—	4,606,035
TOTAL INVESTMENTS	$585,733,022	$4,253	$0	$585,737,275
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$770	$—	$—	$770
Futures Contracts - Unrealized Depreciation	(32,977)	—	—	(32,977)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(32,207)	$—	$—	$(32,207)

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Aggregate Bond Index Portfolio	2,703,584	$243,268,511	$6,699,147	$18,592,906	$(226,032)	$(1,289,764)	2,570,842	$229,858,956	$1,589,147
State Street Corp.	1,631	210,415	—	9,124	2,548	(6,152)	1,562	197,687	1,370
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,712,258	2,712,258	17,539,283	18,583,818	—	—	1,667,723	1,667,723	13,914
State Street Navigator Securities Lending Portfolio II	2,504,489	2,504,489	10,042,126	9,608,303	—	—	2,938,312	2,938,312	3,992
Total		$248,695,673	$34,280,556	$46,794,151	$(223,484)	$(1,295,916)		$234,662,678	$1,608,423
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 93.2%
AUSTRALIA — 0.5%
Anglogold Ashanti PLC	30,071	$2,967,033
BRAZIL — 4.7%
Ambev SA	281,385	821,747
Axia Energia	72,457	812,547
B3 SA - Brasil Bolsa Balcao	313,076	1,103,151
Banco Bradesco SA	95,323	305,029
Banco Bradesco SA Preference Shares	315,843	1,159,473
Banco BTG Pactual SA	71,348	769,096
Banco BTG Pactual SA Preference Shares	8	17
Banco do Brasil SA	103,296	454,966
BB Seguridade Participacoes SA	41,737	278,223
Caixa Seguridade Participacoes SA	34,500	121,233
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	29,504	894,043
Cia Energetica de Minas Gerais Preference Shares	101,558	245,243
Cia Paranaense de Energia - Copel	114,300	337,738
CPFL Energia SA	13,200	123,255
Embraer SA	42,000	618,907
Energisa SA	17,974	180,568
Eneva SA (a)	58,200	273,505
Engie Brasil Energia SA	17,061	107,261
Equatorial SA	71,730	560,027
Gerdau SA Preference Shares	77,958	283,649
Itau Unibanco Holding SA Preference Shares	323,009	2,689,499
Itausa SA Preference Shares	350,192	937,520
Klabin SA	48,386	180,778
Localiza Rent a Car SA	55,237	496,947
MBRF Global Foods Co. SA	39,274	162,753
Motiva Infraestrutura de Mobilidade SA	59,369	179,746
NU Holdings Ltd. Class A (a)	202,500	2,909,925
Petroleo Brasileiro SA - Petrobras	222,214	2,294,077
Petroleo Brasileiro SA - Petrobras Preference Shares	276,498	2,577,037
Porto Seguro SA	11,500	111,235
PRIO SA (a)	48,900	620,012
Raia Drogasil SA	78,336	352,980
Rede D'Or Sao Luiz SA (b)	48,100	358,957
Rumo SA	79,000	245,837
StoneCo Ltd. Class A (a) (c)	13,000	183,560
Suzano SA	41,724	414,687
Telefonica Brasil SA	48,780	385,143
TIM SA	51,500	270,817
TOTVS SA	32,193	215,403
Ultrapar Participacoes SA	42,664	234,646
Vale SA	216,828	3,424,769
Vibra Energia SA	64,373	389,792
WEG SA	100,260	979,378
Security Description	Shares	Value
XP, Inc. Class A	23,900	$455,056
		30,520,232
CHILE — 0.5%
Banco de Chile	2,730,945	491,723
Banco de Credito e Inversiones SA	5,195	333,829
Banco Santander Chile	3,929,631	322,801
Cencosud SA	75,743	205,137
Empresas CMPC SA	67,347	90,885
Empresas Copec SA	22,934	157,524
Enel Chile SA	1,665,961	127,555
Falabella SA	37,221	226,026
Latam Airlines Group SA	18,701,587	457,791
Plaza SA	44,152	186,404
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	8,565	687,523
		3,287,198
CHINA — 20.9%
360 Security Technology, Inc. Class A	3,500	5,484
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,100	3,461
3SBio, Inc. (b)	107,900	318,125
AAC Technologies Holdings, Inc.	46,500	199,477
Accelink Technologies Co. Ltd. Class A	400	4,998
Advanced Micro-Fabrication Equipment, Inc. China Class A	310	14,014
AECC Aviation Power Co. Ltd. Class A	1,700	11,907
Agricultural Bank of China Ltd. Class A	44,800	43,459
Agricultural Bank of China Ltd. Class H	1,652,500	1,182,191
Aier Eye Hospital Group Co. Ltd. Class A	4,636	6,426
Air China Ltd. Class A (a)	8,700	8,556
Airtac International Group	8,650	275,506
Akeso, Inc. (a) (b)	38,000	647,105
Alibaba Group Holding Ltd.	1,026,556	16,092,789
Alibaba Health Information Technology Ltd. (a) (c)	336,500	202,941
Aluminum Corp. of China Ltd. Class A	8,500	14,298
Aluminum Corp. of China Ltd. Class H	226,000	330,673
Angel Yeast Co. Ltd. Class A	600	3,526
Anhui Conch Cement Co. Ltd. Class A	2,500	8,428
Anhui Conch Cement Co. Ltd. Class H	73,500	200,081
Anhui Gujing Distillery Co. Ltd. Class A	300	4,491
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	900	$6,099
Anker Innovations Technology Co. Ltd. Class A	100	1,591
ANTA Sports Products Ltd.	75,200	735,224
Avary Holding Shenzhen Co. Ltd. Class A	1,300	10,047
AviChina Industry & Technology Co. Ltd. Class H (c)	160,000	68,335
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	700	734
Baidu, Inc. Class A (a)	132,950	1,858,636
Bank of Beijing Co. Ltd. Class A	6,640	5,297
Bank of Changsha Co. Ltd. Class A	4,200	5,876
Bank of Chengdu Co. Ltd. Class A	400	993
Bank of China Ltd. Class A	14,400	12,245
Bank of China Ltd. Class H	4,245,000	2,710,930
Bank of Communications Co. Ltd. Class A	18,512	18,774
Bank of Communications Co. Ltd. Class H	526,000	475,461
Bank of Hangzhou Co. Ltd. Class A	3,000	7,290
Bank of Jiangsu Co. Ltd. Class A	9,036	14,287
Bank of Nanjing Co. Ltd. Class A	7,540	12,434
Bank of Ningbo Co. Ltd. Class A	3,300	14,549
Bank of Shanghai Co. Ltd. Class A	7,008	10,055
Baoshan Iron & Steel Co. Ltd. Class A	10,800	10,097
Beijing Enterprises Holdings Ltd.	30,500	116,622
Beijing Kingsoft Office Software, Inc. Class A	229	7,838
Beijing New Building Materials PLC Class A	800	3,036
Beijing Roborock Technology Co. Ltd. Class A	19	334
Beijing Tong Ren Tang Co. Ltd. Class A	700	2,826
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	385	2,229
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	22,900	16,840
Bilibili, Inc. Class Z (a) (c)	15,020	338,610
BOC Aviation Ltd. (b)	12,000	119,772
BOE Technology Group Co. Ltd. Class A	18,100	10,332
Bosideng International Holdings Ltd.	272,000	140,024
BYD Co. Ltd. Class A	2,700	41,732
BYD Co. Ltd. Class H	220,000	3,008,076
BYD Electronic International Co. Ltd. (c)	47,000	169,085
C&D International Investment Group Ltd.	54,641	88,407
Caitong Securities Co. Ltd. Class A	4,000	4,451
Security Description	Shares	Value
Cambricon Technologies Corp. Ltd. Class A (a)	186	$27,048
Capital Securities Co. Ltd. Class A	900	2,131
CGN Power Co. Ltd. Class H (b)	629,700	283,481
Changchun High-Tech Industry Group Co. Ltd. Class A	200	2,506
Changjiang Securities Co. Ltd. Class A	4,400	4,426
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	100	1,784
Chaozhou Three-Circle Group Co. Ltd. Class A	900	7,062
China CITIC Bank Corp. Ltd. Class H	492,000	498,418
China CITIC Financial Asset Management Co. Ltd. Class H (a) (b) (c)	841,666	85,552
China Coal Energy Co. Ltd. Class H	110,000	185,414
China Construction Bank Corp. Class A	10,700	14,968
China Construction Bank Corp. Class H	5,743,500	6,199,254
China CSSC Holdings Ltd. Class A	3,800	17,096
China Eastern Airlines Corp. Ltd. Class A (a)	8,500	5,282
China Energy Engineering Corp. Ltd. Class A	16,000	6,772
China Everbright Bank Co. Ltd. Class A	22,900	10,676
China Feihe Ltd. (b) (c)	209,000	93,431
China Galaxy Securities Co. Ltd. Class A	1,900	3,550
China Galaxy Securities Co. Ltd. Class H	209,500	213,597
China Gas Holdings Ltd.	159,991	146,214
China Gold International Resources Corp. Ltd.	14,000	277,238
China Greatwall Technology Group Co. Ltd. Class A (a)	1,600	3,451
China Hongqiao Group Ltd.	170,500	770,282
China International Capital Corp. Ltd. Class A	1,600	7,583
China International Capital Corp. Ltd. Class H (b)	108,400	240,696
China Jushi Co. Ltd. Class A	1,929	6,897
China Life Insurance Co. Ltd. Class A	1,800	9,557
China Life Insurance Co. Ltd. Class H	444,000	1,416,644
China Literature Ltd. (a) (b) (c)	24,200	79,340
China Longyuan Power Group Corp. Ltd. Class H	148,000	135,489
China Mengniu Dairy Co. Ltd.	188,000	415,402
China Merchants Bank Co. Ltd. Class A	10,600	60,587
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
China Merchants Bank Co. Ltd. Class H	233,000	$1,480,723
China Merchants Energy Shipping Co. Ltd. Class A	5,200	12,366
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	2,400	3,436
China Merchants Port Holdings Co. Ltd.	73,455	137,850
China Merchants Securities Co. Ltd. Class A	2,350	5,294
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	4,512	5,532
China Minsheng Banking Corp. Ltd. Class A	11,800	6,486
China Minsheng Banking Corp. Ltd. Class H	394,200	185,414
China National Building Material Co. Ltd. Class H	223,639	137,214
China National Chemical Engineering Co. Ltd. Class A	3,000	3,844
China National Nuclear Power Co. Ltd. Class A	10,200	13,405
China Nonferrous Mining Corp. Ltd.	79,000	118,579
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,100	7,669
China Oilfield Services Ltd. Class H	104,000	119,178
China Overseas Land & Investment Ltd.	230,000	343,042
China Pacific Insurance Group Co. Ltd. Class A	2,900	15,716
China Pacific Insurance Group Co. Ltd. Class H	157,400	644,730
China Petroleum & Chemical Corp. Class A	16,000	13,580
China Petroleum & Chemical Corp. Class H	1,350,000	776,118
China Power International Development Ltd.	217,000	87,876
China Railway Group Ltd. Class A	10,200	8,066
China Railway Group Ltd. Class H	252,000	130,883
China Railway Signal & Communication Corp. Ltd. Class A	7,185	5,938
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	700	4,920
China Resources Beer Holdings Co. Ltd.	97,333	322,159
China Resources Gas Group Ltd.	54,100	131,841
China Resources Land Ltd.	191,500	709,853
China Resources Microelectronics Ltd. Class A	656	4,289
China Resources Mixc Lifestyle Services Ltd. (b)	40,600	245,356
China Resources Power Holdings Co. Ltd. (c)	124,000	289,702
Security Description	Shares	Value
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	351	$1,426
China Ruyi Holdings Ltd. (a) (c)	672,000	131,531
China Shenhua Energy Co. Ltd. Class A	3,000	20,306
China Shenhua Energy Co. Ltd. Class H	200,500	1,186,944
China Southern Airlines Co. Ltd. Class A (a)	5,600	4,614
China State Construction Engineering Corp. Ltd. Class A	17,600	12,829
China State Construction International Holdings Ltd. (c)	78,000	82,873
China Taiping Insurance Holdings Co. Ltd.	84,600	223,436
China Three Gorges Renewables Group Co. Ltd. Class A	17,900	11,074
China Tourism Group Duty Free Corp. Ltd. Class A	500	5,140
China Tower Corp. Ltd. Class H (b)	266,100	363,889
China Tungsten & Hightech Materials Co. Ltd. Class A	1,400	9,826
China United Network Communications Ltd. Class A	12,100	7,839
China Vanke Co. Ltd. Class A (a)	3,700	2,157
China Yangtze Power Co. Ltd. Class A	12,105	47,467
China Zheshang Bank Co. Ltd. Class A	8,510	3,707
Chongqing Changan Automobile Co. Ltd. Class A	4,094	5,969
Chongqing Rural Commercial Bank Co. Ltd. Class A	7,300	7,451
Chongqing Rural Commercial Bank Co. Ltd. Class H	130,000	112,586
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	1,150	2,516
Chow Tai Fook Jewellery Group Ltd. (c)	117,200	164,755
CITIC Ltd.	244,000	371,620
CITIC Securities Co. Ltd. Class A	5,830	20,464
CITIC Securities Co. Ltd. Class H	94,225	288,569
CMOC Group Ltd. Class A	9,500	24,230
CMOC Group Ltd. Class H	222,000	466,961
CNGR Advanced Material Co. Ltd. Class A	420	3,038
CNPC Capital Co. Ltd. Class A	200	297
Contemporary Amperex Technology Co. Ltd. Class A	2,180	129,010
Contemporary Amperex Technology Co. Ltd. Class H (c)	6,000	478,310
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	1,700	5,453
COSCO SHIPPING Holdings Co. Ltd. Class A	6,200	13,539
COSCO SHIPPING Holdings Co. Ltd. Class H (c)	153,974	293,246
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
CRRC Corp. Ltd. Class A	12,012	$11,093
CRRC Corp. Ltd. Class H	259,000	168,728
CSC Financial Co. Ltd. Class A	2,100	6,580
CSPC Pharmaceutical Group Ltd.	482,240	569,194
Daqin Railway Co. Ltd. Class A	5,800	4,501
Dongxing Securities Co. Ltd. Class A	2,700	4,872
East Money Information Co. Ltd. Class A	7,579	20,954
Eastroc Beverage Group Co. Ltd. Class A	280	8,322
Ecovacs Robotics Co. Ltd. Class A	300	2,686
Empyrean Technology Co. Ltd. Class A	200	2,372
ENN Energy Holdings Ltd.	47,500	386,814
ENN Natural Gas Co. Ltd. Class A	1,300	4,175
Eoptolink Technology, Inc. Ltd. Class A	420	27,879
Eve Energy Co. Ltd. Class A	981	9,001
Everbright Securities Co. Ltd. Class A	2,199	4,892
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	6,826	2,273
Far East Horizon Ltd.	146,000	132,011
Focus Media Information Technology Co. Ltd. Class A	9,200	8,785
Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,894	11,293
Founder Securities Co. Ltd. Class A	4,100	4,064
Foxconn Industrial Internet Co. Ltd. Class A	5,800	44,778
Fuyao Glass Industry Group Co. Ltd. Class A	1,200	10,012
Fuyao Glass Industry Group Co. Ltd. Class H (b)	36,456	274,274
Ganfeng Lithium Group Co. Ltd. Class A	820	9,462
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	29,000	275,037
GCL Technology Holdings Ltd. (a) (c)	1,469,000	163,187
GD Power Development Co. Ltd. Class A	7,900	5,552
GDS Holdings Ltd. Class A (a) (c)	67,300	340,594
Geely Automobile Holdings Ltd.	391,000	1,043,305
GEM Co. Ltd. Class A	3,900	4,527
Genscript Biotech Corp. (a)	72,000	102,127
GF Securities Co. Ltd. Class A	1,400	3,681
GF Securities Co. Ltd. Class H	64,200	119,278
Giant Biogene Holding Co. Ltd. (b) (c)	23,000	81,306
GigaDevice Semiconductor, Inc. Class A	292	10,393
GoerTek, Inc. Class A	600	1,999
Goldwind Science & Technology Co. Ltd. Class A	1,700	6,582
Goneo Group Co. Ltd. Class A	70	427
Security Description	Shares	Value
Gotion High-tech Co. Ltd. Class A	900	$4,718
Great Wall Motor Co. Ltd. Class H	138,500	224,256
Gree Electric Appliances, Inc. of Zhuhai Class A	900	4,955
Guangdong Haid Group Co. Ltd. Class A	800	5,769
Guangdong Investment Ltd.	172,000	172,296
Guangzhou Automobile Group Co. Ltd. Class A	3,000	3,162
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	700	2,329
Guangzhou Tinci Materials Technology Co. Ltd. Class A	920	6,179
Guolian Minsheng Securities Co. Ltd. Class A	1,300	1,726
Guosen Securities Co. Ltd. Class A	600	982
Guotai Haitong Securities Co. Ltd.	5,768	13,964
Guotai Haitong Securities Co. Ltd. Class H (b)	114,632	196,611
Guoyuan Securities Co. Ltd. Class A	2,820	3,158
H World Group Ltd. ADR	12,000	603,480
Haidilao International Holding Ltd. (b) (c)	98,000	180,425
Haier Smart Home Co. Ltd. Class A	3,100	9,695
Haier Smart Home Co. Ltd. Class H	146,200	391,712
Hainan Airlines Holding Co. Ltd. Class A (a)	21,200	4,495
Haitian International Holdings Ltd.	37,000	96,154
Hangzhou First Applied Material Co. Ltd. Class A	1,329	3,412
Hangzhou Silan Microelectronics Co. Ltd. Class A	200	750
Hangzhou Tigermed Consulting Co. Ltd. Class A	200	1,583
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	90,000	412,023
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,100	9,474
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,997	8,246
Hengan International Group Co. Ltd.	36,500	129,177
Hengli Petrochemical Co. Ltd. Class A	4,700	14,870
Hengtong Optic-electric Co. Ltd. Class A	1,200	9,339
Hesai Group (a)	6,900	131,156
Hithink RoyalFlush Information Network Co. Ltd. Class A	200	8,746
Horizon Robotics (a) (c)	295,100	255,611
Hoshine Silicon Industry Co. Ltd. Class A	900	5,343
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hua Hong Semiconductor Ltd. Class H (a) (b)	43,800	$442,015
Huadian Power International Corp. Ltd. Class A	4,900	3,359
Huadong Medicine Co. Ltd. Class A	860	4,432
Huafon Chemical Co. Ltd. Class A	4,400	6,586
Huaneng Power International, Inc. Class A	2,900	2,961
Huaneng Power International, Inc. Class H	250,000	189,322
Huaqin Technology Co. Ltd. Class A	300	3,571
Huatai Securities Co. Ltd. Class A	3,618	9,440
Huatai Securities Co. Ltd. Class H (b)	83,100	158,701
Huaxia Bank Co. Ltd. Class A	8,400	8,919
Huayu Automotive Systems Co. Ltd. Class A	1,600	4,482
Huizhou Desay Sv Automotive Co. Ltd. Class A	200	3,048
Hunan Valin Steel Co. Ltd. Class A	3,400	2,521
Hundsun Technologies, Inc. Class A	471	1,768
Hygon Information Technology Co. Ltd. Class A	1,123	35,082
IEIT Systems Co. Ltd. Class A	548	4,559
Iflytek Co. Ltd. Class A	1,150	7,812
Imeik Technology Development Co. Ltd. Class A	240	4,099
Industrial & Commercial Bank of China Ltd. Class A	32,242	35,659
Industrial & Commercial Bank of China Ltd. Class H	3,888,000	3,427,505
Industrial Bank Co. Ltd. Class A	10,599	28,881
Industrial Securities Co. Ltd. Class A	4,300	3,683
Ingenic Semiconductor Co. Ltd. Class A	200	3,095
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	21,600	7,949
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	100	438
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	4,200	3,383
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,100	11,875
Inner Mongolia Yitai Coal Co. Ltd. Class B	57,300	123,252
Innovent Biologics, Inc. (a) (b)	87,500	962,584
Isoftstone Information Technology Group Co. Ltd. Class A	200	1,083
J&T Global Express Ltd. (a)	140,200	180,789
JA Solar Technology Co. Ltd. Class A (a)	1,680	2,689
JCET Group Co. Ltd. Class A	900	5,160
JD Health International, Inc. (a) (b)	67,550	412,370
Security Description	Shares	Value
JD Logistics, Inc. (a) (b)	118,000	$208,332
JD.com, Inc. Class A	142,722	2,104,062
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	3,300	5,137
Jiangsu Expressway Co. Ltd. Class H (c)	70,000	90,282
Jiangsu Hengli Hydraulic Co. Ltd. Class A	664	9,361
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,044	24,604
Jiangsu King's Luck Brewery JSC Ltd. Class A	600	2,314
Jiangsu Yanghe Distillery Co. Ltd. Class A	900	6,636
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	800	3,956
Jiangsu Zhongtian Technology Co. Ltd. Class A	1,700	7,538
Jiangxi Copper Co. Ltd. Class A	1,000	6,366
Jiangxi Copper Co. Ltd. Class H	63,000	279,833
Jinko Solar Co. Ltd. Class A (a)	4,945	4,733
Kanzhun Ltd. ADR	22,200	297,258
KE Holdings, Inc. Class A	121,600	602,291
Kingdee International Software Group Co. Ltd. (a)	181,000	200,962
Kingsoft Corp. Ltd. (c)	63,200	184,164
Kuaishou Technology (b)	152,100	896,033
Kuang-Chi Technologies Co. Ltd. Class A (a)	1,100	6,163
Kunlun Energy Co. Ltd.	236,000	215,672
Kweichow Moutai Co. Ltd. Class A	599	126,167
Laopu Gold Co. Ltd. Class H (c)	1,600	129,544
LB Group Co. Ltd. Class A	1,200	3,041
Lenovo Group Ltd.	480,000	577,375
Lens Technology Co. Ltd. Class A	1,300	5,407
Li Auto, Inc. Class A (a) (c)	74,600	658,556
Li Ning Co. Ltd.	139,000	384,082
Lingyi iTech Guangdong Co. Class A	3,500	6,646
Longfor Group Holdings Ltd. (b) (c)	123,754	120,498
LONGi Green Energy Technology Co. Ltd. Class A (a)	2,024	5,194
Loongson Technology Corp. Ltd. Class A (a)	198	3,805
Luxshare Precision Industry Co. Ltd. Class A	3,171	23,300
Luzhou Laojiao Co. Ltd. Class A	700	10,673
Mango Excellent Media Co. Ltd. Class A	340	1,022
Meitu, Inc. (b) (c)	218,967	122,007
Meituan Class B (a) (b)	297,330	3,244,951
Metallurgical Corp. of China Ltd. Class A	8,800	3,873
Midea Group Co. Ltd. Class A	1,600	17,826
Midea Group Co. Ltd. Class H	24,900	268,011
MINISO Group Holding Ltd. (c)	2,800	11,310
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MINISO Group Holding Ltd. ADR (c)	6,396	$103,615
MMG Ltd. (a)	252,000	238,788
Montage Technology Co. Ltd. Class A	639	11,889
Muyuan Foods Co. Ltd. Class A	2,676	16,161
NARI Technology Co. Ltd. Class A	3,141	11,913
National Silicon Industry Group Co. Ltd. Class A (a)	668	1,663
NAURA Technology Group Co. Ltd. Class A	270	17,760
NetEase Cloud Music, Inc. (a) (b) (c)	5,250	87,229
NetEase, Inc.	104,025	2,324,714
NetEase, Inc. ADR	1	112
New China Life Insurance Co. Ltd. Class A	600	5,415
New China Life Insurance Co. Ltd. Class H	55,700	331,648
New Hope Liuhe Co. Ltd. Class A	100	119
New Oriental Education & Technology Group, Inc.	80,800	457,731
Ningbo Deye Technology Co. Ltd. Class A	364	7,004
Ningbo Orient Wires & Cables Co. Ltd. Class A	500	4,417
Ningbo Sanxing Medical Electric Co. Ltd. Class A	700	2,677
Ningbo Tuopu Group Co. Ltd. Class A	870	7,332
Ningxia Baofeng Energy Group Co. Ltd. Class A	3,600	15,147
NIO, Inc. Class A (a)	110,330	670,490
Nongfu Spring Co. Ltd. Class H (b)	120,200	726,947
OmniVision Integrated Circuits Group, Inc.	575	8,019
Orient Securities Co. Ltd. Class A	3,692	4,879
PDD Holdings, Inc. ADR (a)	42,400	4,332,432
People's Insurance Co. Group of China Ltd. Class A	4,700	5,001
People's Insurance Co. Group of China Ltd. Class H	525,000	365,672
PetroChina Co. Ltd. Class A	10,700	18,715
PetroChina Co. Ltd. Class H	1,260,000	1,728,764
Pharmaron Beijing Co. Ltd. Class A	1,275	5,280
PICC Property & Casualty Co. Ltd. Class H	413,000	760,338
Ping An Bank Co. Ltd. Class A	8,300	13,366
Ping An Insurance Group Co. of China Ltd. Class A	5,600	46,411
Ping An Insurance Group Co. of China Ltd. Class H	400,500	3,079,922
Piotech, Inc. Class A	52	2,850
Poly Developments & Holdings Group Co. Ltd. Class A	7,600	6,449
Pony AI, Inc. Class A (a) (c)	11,400	101,141
Security Description	Shares	Value
Pop Mart International Group Ltd. (b) (c)	32,000	$595,383
Postal Savings Bank of China Co. Ltd. Class A	14,900	11,090
Postal Savings Bank of China Co. Ltd. Class H (b)	536,000	336,763
Power Construction Corp. of China Ltd. Class A	8,500	7,113
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	3,000	16,346
Range Intelligent Computing Technology Group Co. Ltd. Class A	1,000	11,921
Remegen Co. Ltd. Class H (a) (b) (c)	11,000	137,110
Rockchip Electronics Co. Ltd. Class A	200	4,520
Rongsheng Petrochemical Co. Ltd. Class A	5,155	9,032
SAIC Motor Corp. Ltd. Class A	3,800	8,119
Sailun Group Co. Ltd. Class A	3,000	5,657
Sanan Optoelectronics Co. Ltd. Class A	2,500	4,263
Sany Heavy Industry Co. Ltd. Class A	4,155	11,673
Satellite Chemical Co. Ltd. Class A	1,686	6,814
SDIC Capital Co. Ltd. Class A	600	607
SDIC Power Holdings Co. Ltd. Class A	4,900	10,065
SenseTime Group, Inc. Class B (a) (b) (c)	1,648,000	392,556
Seres Group Co. Ltd. Class A	800	10,611
SF Holding Co. Ltd. Class A	2,400	13,299
SG Micro Corp. Class A	340	3,376
Shaanxi Coal Industry Co. Ltd. Class A	4,800	17,784
Shandong Gold Mining Co. Ltd. Class A	1,828	10,873
Shandong Gold Mining Co. Ltd. Class H (b)	56,750	239,388
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	150	786
Shandong Nanshan Aluminum Co. Ltd. Class A	10,389	9,321
Shandong Sun Paper Industry JSC Ltd. Class A	1,400	3,027
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	149,200	71,747
Shanghai Baosight Software Co. Ltd. Class A	1,100	3,694
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	142	2,688
Shanghai Electric Group Co. Ltd. Class A (a)	7,000	8,176
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,020	3,962
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,400	3,472
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Shanghai Pudong Development Bank Co. Ltd. Class A	13,800	$20,340
Shanghai Putailai New Energy Technology Group Co. Ltd.	1,554	7,306
Shanghai RAAS Blood Products Co. Ltd. Class A	2,800	2,371
Shanghai Rural Commercial Bank Co. Ltd. Class A	4,800	6,331
Shanghai United Imaging Healthcare Co. Ltd. Class A	210	3,427
Shanjin International Gold Co. Ltd. Class A	1,360	5,961
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,500	2,943
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	580	12,074
Shenergy Co. Ltd. Class A	100	129
Shengyi Technology Co. Ltd. Class A	1,000	8,032
Shennan Circuits Co. Ltd. Class A	208	6,793
Shenwan Hongyuan Group Co. Ltd. Class A	5,500	3,757
Shenzhen Inovance Technology Co. Ltd. Class A	650	6,369
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	600	14,449
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	400	2,861
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	800	7,101
Shenzhen Transsion Holdings Co. Ltd. Class A	563	4,548
Shenzhou International Group Holdings Ltd.	49,600	303,104
Sichuan Chuantou Energy Co. Ltd. Class A	2,400	5,184
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	800	4,053
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a) (c)	2,900	172,024
Sichuan Road & Bridge Group Co. Ltd. Class A	1,000	1,458
Sino Biopharmaceutical Ltd.	616,000	468,048
Sinolink Securities Co. Ltd. Class A	1,800	2,207
Sinopharm Group Co. Ltd. Class H	79,200	205,500
Sinotruk Hong Kong Ltd.	41,500	207,080
Smoore International Holdings Ltd. (b) (c)	110,000	125,557
SooChow Securities Co. Ltd. Class A	4,200	4,794
Spring Airlines Co. Ltd. Class A	300	2,019
Sungrow Power Supply Co. Ltd. Class A	700	15,573
Security Description	Shares	Value
Sunny Optical Technology Group Co. Ltd.	42,800	$298,451
Sunwoda Electronic Co. Ltd. Class A	900	3,351
SUPCON Technology Co. Ltd. Class A	8	76
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	300	4,639
Suzhou TFC Optical Communication Co. Ltd. Class A	384	17,282
TAL Education Group ADR (a)	24,800	281,976
TBEA Co. Ltd. Class A	2,473	9,672
TCL Technology Group Corp. Class A	10,420	6,498
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	3,150	4,058
Tencent Holdings Ltd.	381,400	24,058,858
Tencent Music Entertainment Group ADR	34,200	317,376
Tianqi Lithium Corp. Class A (a)	700	5,715
Tianshan Aluminum Group Co. Ltd. Class A	3,000	7,876
Tianshui Huatian Technology Co. Ltd. Class A	2,500	4,286
Tingyi Cayman Islands Holding Corp.	116,000	193,690
Tongcheng Travel Holdings Ltd.	76,400	176,782
TongFu Microelectronics Co. Ltd. Class A	800	4,870
Tongling Nonferrous Metals Group Co. Ltd. Class A	6,300	5,418
Tongwei Co. Ltd. Class A (a)	2,400	5,845
Trina Solar Co. Ltd. Class A (a)	1,727	4,157
Trip.com Group Ltd. (a)	37,017	1,829,566
Tsingtao Brewery Co. Ltd. Class A	200	1,799
Tsingtao Brewery Co. Ltd. Class H	38,000	236,095
UBTech Robotics Corp. Ltd. Class H (a) (c)	13,050	145,258
Unigroup Guoxin Microelectronics Co. Ltd. Class A	379	3,693
Unisplendour Corp. Ltd. Class A	1,860	6,830
Victory Giant Technology Huizhou Co. Ltd. Class A	400	14,964
Vipshop Holdings Ltd. ADR	18,388	289,059
Wanhua Chemical Group Co. Ltd. Class A	1,500	17,438
Want Want China Holdings Ltd.	279,000	165,119
Weichai Power Co. Ltd. Class A	4,500	15,995
Weichai Power Co. Ltd. Class H	118,000	418,508
Wens Foodstuff Group Co. Ltd. Class A	3,240	7,797
Western Securities Co. Ltd. Class A	3,600	3,835
Western Superconducting Technologies Co. Ltd. Class A	321	3,338
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Wingtech Technology Co. Ltd. Class A (a)	1,100	$4,995
Wintime Energy Group Co. Ltd. Class A (a)	10,800	2,840
Wuhan Guide Infrared Co. Ltd. Class A (a)	3,249	6,030
Wuliangye Yibin Co. Ltd. Class A	2,000	30,040
WUS Printed Circuit Kunshan Co. Ltd. Class A	980	11,103
WuXi AppTec Co. Ltd. Class A	1,233	17,891
WuXi AppTec Co. Ltd. Class H (b)	22,891	350,631
Wuxi Biologics Cayman, Inc. (a) (b)	209,000	898,917
WuXi XDC Cayman, Inc. (a)	22,918	173,856
XCMG Construction Machinery Co. Ltd. Class A	7,600	11,192
Xiamen Tungsten Co. Ltd. Class A	1,100	9,011
Xiaomi Corp. Class B (a) (b)	1,028,900	4,250,577
Xinyi Solar Holdings Ltd. (c)	267,846	100,399
XPeng, Inc. Class A (a)	74,700	638,586
XtalPi Holdings Ltd. (a) (c)	99,000	115,852
Yadea Group Holdings Ltd. (b)	72,238	122,846
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (b) (c)	24,000	580,034
Yankuang Energy Group Co. Ltd. Class A	3,295	9,231
Yankuang Energy Group Co. Ltd. Class H (c)	194,000	361,255
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	600	8,565
Yealink Network Technology Corp. Ltd. Class A	600	2,877
Yonyou Network Technology Co. Ltd. Class A (a)	678	1,157
YTO Express Group Co. Ltd. Class A	1,500	4,406
Yum China Holdings, Inc.	21,200	1,053,164
Yunnan Aluminium Co. Ltd. Class A	1,700	7,759
Yunnan Baiyao Group Co. Ltd. Class A	1,078	8,598
Yunnan Yuntianhua Co. Ltd. Class A	900	4,372
Yutong Bus Co. Ltd. Class A	1,100	5,711
Zangge Mining Co. Ltd. Class A	800	9,335
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	6,579
Zhaojin Mining Industry Co. Ltd. Class H	104,000	432,128
Zhejiang China Commodities City Group Co. Ltd. Class A	2,700	5,109
Zhejiang Chint Electrics Co. Ltd. Class A	1,100	5,253
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	3,955
Zhejiang Huayou Cobalt Co. Ltd. Class A	880	7,660
Security Description	Shares	Value
Zhejiang Juhua Co. Ltd. Class A	300	$1,501
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (b)	29,900	182,356
Zhejiang Longsheng Group Co. Ltd. Class A	1,600	3,035
Zhejiang NHU Co. Ltd. Class A	1,516	7,627
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	900	5,671
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,000	2,070
Zhejiang Weiming Environment Protection Co. Ltd. Class A	830	3,035
Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,600	6,012
Zheshang Securities Co. Ltd. Class A	3,700	5,222
Zhongji Innolight Co. Ltd. Class A	560	47,985
Zhongjin Gold Corp. Ltd. Class A	2,400	9,497
Zhongtai Securities Co. Ltd. Class A	600	532
Zhuzhou CRRC Times Electric Co. Ltd. Class H	25,700	120,194
Zijin Mining Group Co. Ltd. Class A	10,000	48,575
Zijin Mining Group Co. Ltd. Class H (c)	358,000	1,610,667
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,500	4,399
ZTE Corp. Class A	2,000	9,544
ZTE Corp. Class H (c)	44,800	126,630
ZTO Express Cayman, Inc. (c)	25,200	620,324
		134,889,525
COLOMBIA — 0.1%
Grupo Cibest SA	15,493	359,534
Interconexion Electrica SA ESP	26,006	199,035
		558,569
CZECH REPUBLIC — 0.1%
CEZ AS	8,101	455,936
Komercni Banka AS	4,513	229,303
Moneta Money Bank AS (b)	15,367	133,398
		818,637
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	149,407	331,560
Eastern Co. SAE	76,422	48,866
Talaat Moustafa Group	44,233	60,453
		440,879
GREECE — 0.5%
Allwyn AG	11,017	166,162
Alpha Bank SA	95,577	353,406
Eurobank SA Class A	150,861	602,145
FF Group (a) (d)	3,869	—
Hellenic Telecommunications Organization SA	10,014	188,302
Jumbo SA	6,875	174,112
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
National Bank of Greece SA	51,896	$799,151
Piraeus Bank SA	67,100	549,553
Public Power Corp. SA	10,898	227,122
		3,059,953
HONG KONG — 0.1%
China Huishan Dairy Holdings Co. Ltd. (a) (d)	406,100	—
Orient Overseas International Ltd. (c)	7,500	133,775
Zijin Gold International Co. Ltd. (a)	12,500	284,521
		418,296
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	24,248	288,252
OTP Bank Nyrt	13,377	1,423,285
Richter Gedeon Nyrt	8,317	293,807
		2,005,344
INDIA — 12.0%
ABB India Ltd.	3,257	205,885
Adani Enterprises Ltd.	11,206	208,947
Adani Ports & Special Economic Zone Ltd.	31,848	445,494
Adani Power Ltd. (a)	179,139	285,105
Aditya Birla Capital Ltd. (a)	46,307	144,181
Alkem Laboratories Ltd.	2,888	161,893
Ambuja Cements Ltd.	38,685	165,034
APL Apollo Tubes Ltd.	11,222	231,708
Apollo Hospitals Enterprise Ltd.	6,429	507,903
Ashok Leyland Ltd.	173,201	284,219
Asian Paints Ltd.	22,627	521,794
Astral Ltd.	7,465	126,892
AU Small Finance Bank Ltd. (b)	32,607	291,967
Aurobindo Pharma Ltd.	16,067	223,434
Avenue Supermarts Ltd. (a) (b)	9,594	403,843
Axis Bank Ltd.	137,229	1,699,611
Bajaj Auto Ltd.	3,956	369,607
Bajaj Finance Ltd.	167,224	1,430,882
Bajaj Finserv Ltd.	22,615	392,823
Bajaj Holdings & Investment Ltd.	1,679	156,823
Balkrishna Industries Ltd.	4,813	107,077
Bank of Baroda	60,995	160,794
Bharat Electronics Ltd.	218,271	934,036
Bharat Forge Ltd.	14,097	252,680
Bharat Heavy Electricals Ltd.	66,257	173,153
Bharat Petroleum Corp. Ltd.	89,550	268,493
Bharti Airtel Ltd.	153,239	2,912,059
Bosch Ltd.	456	139,130
Britannia Industries Ltd.	6,392	365,464
BSE Ltd.	11,770	338,856
Canara Bank	109,200	143,866
CG Power & Industrial Solutions Ltd.	43,303	301,542
Cholamandalam Investment & Finance Co. Ltd.	24,885	359,789
Cipla Ltd.	34,001	443,047
Coal India Ltd.	109,031	521,288
Security Description	Shares	Value
Colgate-Palmolive India Ltd.	7,218	$136,120
Coromandel International Ltd.	7,410	150,900
Cummins India Ltd.	8,174	391,377
Dabur India Ltd.	32,538	140,805
Divi's Laboratories Ltd.	7,045	445,143
Dixon Technologies India Ltd.	2,242	232,246
DLF Ltd.	45,841	246,431
Dr. Reddy's Laboratories Ltd.	32,591	436,811
Eicher Motors Ltd.	8,088	566,309
Eternal Ltd. (a)	142,279	350,039
Fortis Healthcare Ltd.	28,905	244,755
FSN E-Commerce Ventures Ltd. (a)	71,357	178,915
GAIL India Ltd.	142,527	208,898
GE Vernova T&D India Ltd.	7,513	290,697
GMR Airports Ltd. (a)	163,421	147,298
Godrej Consumer Products Ltd.	24,138	252,855
Godrej Properties Ltd. (a)	9,464	148,179
Grasim Industries Ltd.	16,053	435,633
Havells India Ltd.	13,326	167,276
HCL Technologies Ltd.	56,721	816,369
HDFC Asset Management Co. Ltd. (b)	11,358	265,411
HDFC Bank Ltd.	679,890	5,325,606
HDFC Life Insurance Co. Ltd. (b)	57,259	359,837
Hero MotoCorp Ltd.	7,080	382,704
Hindalco Industries Ltd.	80,523	761,463
Hindustan Aeronautics Ltd.	11,832	435,014
Hindustan Petroleum Corp. Ltd.	59,256	211,167
Hindustan Unilever Ltd.	49,111	1,070,340
Hitachi Energy India Ltd.	806	208,438
Hyundai Motor India Ltd.	10,075	190,777
ICICI Bank Ltd.	316,024	4,056,879
ICICI Lombard General Insurance Co. Ltd. (b)	14,392	262,232
ICICI Prudential Life Insurance Co. Ltd. (b)	22,301	120,603
IDFC First Bank Ltd.	218,115	136,518
Indian Hotels Co. Ltd.	50,367	306,845
Indian Oil Corp. Ltd.	166,556	237,765
Indus Towers Ltd. (a)	78,752	350,599
IndusInd Bank Ltd. (a)	33,999	272,357
Info Edge India Ltd.	22,065	228,032
Infosys Ltd.	193,717	2,612,824
InterGlobe Aviation Ltd. (b)	11,171	471,534
ITC Ltd.	177,330	541,871
Jindal Stainless Ltd.	20,386	154,639
Jindal Steel Ltd.	21,694	257,688
Jio Financial Services Ltd.	168,600	402,706
JSW Energy Ltd.	27,589	138,235
JSW Steel Ltd.	36,054	432,254
Jubilant Foodworks Ltd.	22,739	105,183
Kalyan Jewellers India Ltd.	25,468	102,273
Kotak Mahindra Bank Ltd.	326,671	1,229,702
L&T Finance Ltd.	51,663	132,158
Larsen & Toubro Ltd.	40,254	1,496,552
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Lodha Developers Ltd. (b)	18,815	$136,005
LTIMindtree Ltd. (b)	4,600	197,995
Lupin Ltd.	15,018	371,667
Mahindra & Mahindra Ltd.	55,698	1,747,054
Mankind Pharma Ltd.	7,559	161,341
Marico Ltd.	32,119	250,713
Maruti Suzuki India Ltd.	7,510	985,010
Max Healthcare Institute Ltd.	45,905	471,023
Mphasis Ltd.	7,475	164,274
MRF Ltd.	144	196,438
Muthoot Finance Ltd.	7,487	251,425
Nestle India Ltd.	39,802	494,618
NHPC Ltd.	182,925	143,291
NMDC Ltd.	189,666	154,350
NTPC Ltd.	260,589	1,026,352
Oberoi Realty Ltd.	7,892	119,488
Oil & Natural Gas Corp. Ltd.	186,759	562,650
Oil India Ltd.	30,221	151,704
One 97 Communications Ltd. (a)	22,622	231,029
Oracle Financial Services Software Ltd.	1,353	97,170
Page Industries Ltd.	377	127,603
PB Fintech Ltd. (a)	21,270	323,315
Persistent Systems Ltd.	6,735	353,579
Petronet LNG Ltd.	43,089	113,162
Phoenix Mills Ltd.	12,341	197,798
PI Industries Ltd.	4,667	135,087
Pidilite Industries Ltd.	18,884	255,838
Polycab India Ltd.	3,262	238,690
Power Finance Corp. Ltd.	87,578	354,003
Power Grid Corp. of India Ltd.	277,717	874,333
Prestige Estates Projects Ltd.	10,685	128,066
Punjab National Bank	143,926	154,195
Rail Vikas Nigam Ltd.	32,158	85,549
REC Ltd.	69,881	227,581
Reliance Industries Ltd.	363,673	5,230,186
Samvardhana Motherson International Ltd.	253,638	284,671
SBI Cards & Payment Services Ltd.	17,803	119,273
SBI Life Insurance Co. Ltd. (b)	26,613	503,413
Shree Cement Ltd.	553	135,214
Shriram Finance Ltd.	84,267	784,005
Siemens Energy India Ltd.	5,183	141,078
Siemens Ltd. (a)	5,626	175,786
Solar Industries India Ltd.	1,683	215,729
SRF Ltd.	8,899	231,080
State Bank of India	110,251	1,149,826
Sun Pharmaceutical Industries Ltd.	57,314	1,071,956
Sundaram Finance Ltd.	4,150	191,445
Supreme Industries Ltd.	4,020	160,865
Suzlon Energy Ltd. (a)	614,176	260,298
Swiggy Ltd. (a)	81,393	225,854
Tata Communications Ltd.	6,913	98,241
Tata Consultancy Services Ltd.	54,018	1,360,208
Security Description	Shares	Value
Tata Consumer Products Ltd.	35,014	$376,563
Tata Motors Ltd./new (a)	119,418	510,018
Tata Motors Passenger Vehicles Ltd.	119,438	378,368
Tata Power Co. Ltd.	97,757	393,535
Tata Steel Ltd.	447,312	917,779
Tech Mahindra Ltd.	31,778	472,041
Titan Co. Ltd.	21,208	890,793
Torrent Pharmaceuticals Ltd.	6,985	311,621
Torrent Power Ltd.	11,037	153,320
Trent Ltd.	10,692	376,544
Tube Investments of India Ltd.	6,679	178,639
TVS Motor Co. Ltd.	14,009	503,452
UltraTech Cement Ltd.	7,039	803,987
Union Bank of India Ltd.	93,082	163,201
United Spirits Ltd.	17,985	231,106
UPL Ltd.	29,093	176,476
Varun Beverages Ltd.	79,779	326,321
Vedanta Ltd.	80,713	566,295
Vishal Mega Mart Ltd. (a)	127,012	142,513
Vodafone Idea Ltd. (a)	1,645,032	149,148
Voltas Ltd.	12,679	171,722
WAAREE Energies Ltd.	5,191	170,197
Wipro Ltd.	154,612	311,282
Yes Bank Ltd. (a)	944,756	173,512
Zydus Lifesciences Ltd.	11,868	110,502
		77,707,040
INDONESIA — 0.8%
Amman Mineral Internasional PT (a)	869,500	251,177
Astra International Tbk. PT	1,215,900	448,866
Bank Central Asia Tbk. PT	3,272,700	1,264,181
Bank Mandiri Persero Tbk. PT	2,182,500	612,633
Bank Negara Indonesia Persero Tbk. PT	884,600	197,544
Bank Rakyat Indonesia Persero Tbk. PT	4,022,113	803,703
Barito Pacific Tbk. PT (a)	1,363,942	109,552
Barito Renewables Energy Tbk. PT (a)	471,800	145,750
Bumi Resources Minerals Tbk. PT (a)	3,303,200	144,421
Chandra Asri Pacific Tbk. PT	513,000	144,132
Charoen Pokphand Indonesia Tbk. PT	428,500	103,378
Dian Swastatika Sentosa Tbk. PT (a)	59,400	230,686
GoTo Gojek Tokopedia Tbk. PT (a)	52,637,200	158,436
Petrindo Jaya Kreasi Tbk. PT	1,338,300	83,322
Sumber Alfaria Trijaya Tbk. PT	1,129,900	99,152
Telkom Indonesia Persero Tbk. PT	2,894,600	521,197
United Tractors Tbk. PT	90,600	165,532
		5,483,662
KUWAIT — 0.6%
Boubyan Bank KSCP	94,867	209,896
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Gulf Bank KSCP	120,388	$127,932
Kuwait Finance House KSCP	662,075	1,721,481
Mabanee Co. KPSC	40,868	119,858
Mobile Telecommunications Co. KSCP	118,193	217,603
National Bank of Kuwait SAKP	496,014	1,470,203
Warba Bank KSCP	133,808	127,193
		3,994,166
LUXEMBOURG — 0.0% *
Reinet Investments SCA	8,155	263,495
MALAYSIA — 1.1%
AMMB Holdings Bhd.	147,100	240,525
Axiata Group Bhd.	158,493	86,905
CelcomDigi Bhd.	213,900	156,988
CIMB Group Holdings Bhd.	481,436	903,085
Gamuda Bhd.	276,911	257,131
Hong Leong Bank Bhd.	38,400	208,696
IHH Healthcare Bhd.	131,400	292,557
IOI Corp. Bhd.	152,100	159,228
Kuala Lumpur Kepong Bhd.	29,410	156,967
Malayan Banking Bhd.	360,777	1,015,471
Maxis Bhd.	136,400	121,562
MISC Bhd.	81,300	170,599
Mr. DIY Group M Bhd. (b)	186,650	70,907
Nestle Malaysia Bhd.	4,000	97,920
Petronas Chemicals Group Bhd.	142,600	214,379
Petronas Dagangan Bhd.	17,100	92,466
Petronas Gas Bhd.	46,900	208,033
Press Metal Aluminium Holdings Bhd.	221,700	440,880
Public Bank Bhd.	869,400	1,009,452
QL Resources Bhd.	94,350	86,218
RHB Bank Bhd.	103,451	216,410
SD Guthrie Bhd.	121,636	181,748
Sunway Bhd.	164,100	196,573
Telekom Malaysia Bhd.	66,661	117,033
Tenaga Nasional Bhd.	157,900	543,855
YTL Corp. Bhd.	168,400	71,070
YTL Power International Bhd.	185,000	138,245
		7,454,903
MEXICO — 2.1%
America Movil SAB de CV	1,079,321	1,362,799
Arca Continental SAB de CV (c)	30,900	354,053
Cemex SAB de CV (c)	904,017	1,029,712
Coca-Cola Femsa SAB de CV (c)	31,235	302,456
Fibra Uno Administracion SA de CV REIT	169,958	274,793
Fomento Economico Mexicano SAB de CV	102,280	1,121,868
Gruma SAB de CV Class B (c)	9,425	171,689
Grupo Aeroportuario del Centro Norte SAB de CV (c)	17,000	242,070
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	23,085	565,753
Security Description	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	10,785	$361,070
Grupo Bimbo SAB de CV (c)	77,615	258,552
Grupo Carso SAB de CV (c)	33,504	249,996
Grupo Comercial Chedraui SA de CV (c)	18,800	109,727
Grupo Financiero Banorte SAB de CV Class O	151,203	1,665,944
Grupo Financiero Inbursa SAB de CV Class O	88,526	221,542
Grupo Mexico SAB de CV	185,936	1,977,931
Industrias Penoles SAB de CV (a)	11,870	524,112
Kimberly-Clark de Mexico SAB de CV Class A (c)	89,689	210,930
Prologis Property Mexico SA de CV REIT	64,508	279,857
Promotora y Operadora de Infraestructura SAB de CV	11,140	178,947
Sigma Foods SAB de CV (c)	212,571	210,904
Southern Copper Corp. (c)	5,461	939,620
Wal-Mart de Mexico SAB de CV (c)	310,694	1,002,266
		13,616,591
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	9,800	353,192
Credicorp Ltd.	4,020	1,363,504
		1,716,696
PHILIPPINES — 0.3%
Ayala Corp.	14,485	121,086
Ayala Land, Inc.	385,100	102,976
Bank of the Philippine Islands	107,481	176,747
BDO Unibank, Inc.	143,574	270,114
International Container Terminal Services, Inc.	60,100	681,374
Jollibee Foods Corp.	29,640	86,742
Manila Electric Co.	16,540	168,123
Metropolitan Bank & Trust Co.	104,617	109,353
PLDT, Inc.	4,296	91,986
SM Investments Corp.	13,010	132,777
SM Prime Holdings, Inc.	600,600	202,177
		2,143,455
POLAND — 1.1%
Allegro.eu SA (a) (b)	47,400	338,789
Asseco Poland SA	3,182	145,981
Bank Millennium SA (a)	35,494	156,641
Bank Polska Kasa Opieki SA	10,972	647,371
Budimex SA	736	131,763
CD Projekt SA	3,878	248,448
Dino Polska SA (a) (b)	29,369	264,295
KGHM Polska Miedz SA (a)	8,400	611,094
LPP SA	67	404,524
mBank SA (a)	904	261,892
ORLEN SA	34,666	1,250,757
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
PGE Polska Grupa Energetyczna SA (a)	52,651	$148,714
Powszechna Kasa Oszczednosci Bank Polski SA	52,255	1,230,784
Powszechny Zaklad Ubezpieczen SA	36,099	625,703
Santander Bank Polska SA	2,446	386,171
Zabka Group SA (a)	24,332	145,000
		6,997,927
QATAR — 0.6%
Al Rayan Bank	357,733	214,770
Commercial Bank PSQC	191,756	224,672
Dukhan Bank	104,993	99,831
Industries Qatar QSC	90,070	263,209
Mesaieed Petrochemical Holding Co.	351,384	105,357
Nebras Energy	26,856	105,919
Ooredoo QPSC	57,872	197,397
Qatar Fuel QSC	34,755	138,218
Qatar Gas Transport Co. Ltd.	163,420	188,106
Qatar International Islamic Bank QSC	57,705	176,560
Qatar Islamic Bank QPSC	105,836	661,367
Qatar National Bank QPSC	275,801	1,290,758
		3,666,164
ROMANIA — 0.0% *
NEPI Rockcastle NV	36,031	285,806
RUSSIA — 0.0%
Alrosa PJSC (a) (d) (e)	14,460	—
Alrosa PJSC (a) (d) (e)	293,625	—
Gazprom PJSC (a) (d)	1,420,638	—
GMK Norilskiy Nickel PAO (a) (d)	757,200	—
Inter RAO UES PJSC (a) (d)	4,533,728	—
LUKOIL PJSC (a) (d)	49,922	—
Mobile TeleSystems PJSC (a) (d)	13,301	—
Mobile TeleSystems PJSC ADR (a) (d)	48,094	—
Moscow Exchange MICEX-RTS PJSC (a) (d)	172,751	—
Novatek PJSC (a) (d)	91,850	—
Novatek PJSC GDR (a) (d)	930	—
Novolipetsk Steel PJSC (a) (d)	181,543	—
Ozon Holdings PLC ADR (a) (c) (d)	6,064	—
PhosAgro PJSC (a) (d)	106	—
PhosAgro PJSC GDR (a) (d)	16,519	—
Polyus PJSC (a) (d)	40,210	—
Rosneft Oil Co. PJSC (a) (d)	140,958	—
Sberbank of Russia PJSC (a) (d)	1,296,064	—
Severstal PAO (a) (d)	25,372	—
Surgutneftegas PAO (a) (d)	874,000	—
Surgutneftegas PAO Preference Shares (a) (d)	807,200	—
Tatneft PJSC (a) (d)	170,112	—
Security Description	Shares	Value
TCS Group Holding PLC GDR (a) (d)	346	$—
United Co. RUSAL International PJSC (a) (d)	365,310	—
VK IPJSC GDR (a) (d)	12,460	—
VTB Bank PJSC (a) (d)	76,130	—
		—
SAUDI ARABIA — 2.9%
ACWA Power Co. (a)	9,200	426,681
Ades Holding Co.	20,966	100,958
Al Rajhi Bank	115,961	3,305,666
Alinma Bank	73,537	569,461
Almarai Co. JSC	28,229	328,820
Arab National Bank	53,751	308,627
Arabian Internet & Communications Services Co.	1,485	77,860
Bank AlBilad	43,849	320,506
Bank Al-Jazira	39,062	123,128
Banque Saudi Fransi	74,858	399,330
Bupa Arabia for Cooperative Insurance Co.	4,867	231,864
Co. for Cooperative Insurance	4,294	147,740
Dar Al Arkan Real Estate Development Co. (a)	32,012	154,991
Dr. Sulaiman Al Habib Medical Services Group Co.	5,348	367,517
Elm Co.	1,467	211,050
Etihad Etisalat Co.	23,082	401,966
Jabal Omar Development Co. (a)	33,941	145,207
Jarir Marketing Co.	35,383	133,356
Makkah Construction & Development Co.	5,692	128,865
Mouwasat Medical Services Co.	5,885	113,933
Riyad Bank	85,905	680,488
SABIC Agri-Nutrients Co.	13,913	534,308
SAL Saudi Logistics Services	2,211	98,500
Saudi Arabian Mining Co. (a)	80,217	1,386,396
Saudi Arabian Oil Co. (b)	360,539	2,610,013
Saudi Awwal Bank	60,438	604,059
Saudi Basic Industries Corp.	53,547	855,610
Saudi Energy Co.	49,176	223,682
Saudi Investment Bank	35,614	126,243
Saudi National Bank	175,032	1,975,906
Saudi Tadawul Group Holding Co.	2,806	103,903
Saudi Telecom Co.	117,862	1,335,826
Yanbu National Petrochemical Co.	16,088	151,049
		18,683,509
SOUTH AFRICA — 2.9%
Absa Group Ltd.	50,742	722,553
Bid Corp. Ltd. (c)	20,292	483,167
Bidvest Group Ltd. (c)	19,220	255,499
Capitec Bank Holdings Ltd.	5,200	1,262,962
Clicks Group Ltd.	14,144	239,178
Discovery Ltd. (c)	34,596	501,837
FirstRand Ltd. (c)	301,500	1,525,777
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Gold Fields Ltd.	53,451	$2,428,024
Harmony Gold Mining Co. Ltd.	34,227	516,886
Impala Platinum Holdings Ltd. (c)	54,009	759,308
MTN Group Ltd.	104,032	1,200,818
Naspers Ltd. Class N	46,796	2,392,863
Nedbank Group Ltd.	26,739	416,702
Northam Platinum Holdings Ltd.	21,260	428,831
OUTsurance Group Ltd. (c)	50,465	205,191
Pepkor Holdings Ltd. (b)	209,559	278,507
Remgro Ltd.	30,026	330,720
Sanlam Ltd. (c)	107,471	558,655
Sasol Ltd. (a)	34,308	447,340
Shoprite Holdings Ltd. (c)	28,046	454,651
Sibanye Stillwater Ltd.	169,042	512,921
Standard Bank Group Ltd.	78,661	1,408,197
Valterra Platinum Ltd.	15,843	1,316,460
Vodacom Group Ltd.	37,221	313,815
		18,960,862
SOUTH KOREA — 15.5%
Alteogen, Inc.	2,395	543,223
Amorepacific Corp.	1,814	167,224
APR Corp.	1,421	324,228
Celltrion, Inc.	8,965	1,198,822
DB Insurance Co. Ltd.	2,754	308,900
Doosan Co. Ltd.	448	325,346
Doosan Enerbility Co. Ltd. (a)	26,778	1,682,675
Ecopro BM Co. Ltd.	2,977	390,024
Ecopro Co. Ltd.	6,019	581,101
Hana Financial Group, Inc.	16,622	1,211,691
Hanjin Kal Corp.	1,395	103,815
Hankook Tire & Technology Co. Ltd.	4,626	170,287
Hanmi Semiconductor Co. Ltd.	2,561	442,486
Hanwha Aerospace Co. Ltd.	2,002	1,707,119
Hanwha Ocean Co. Ltd. (a)	8,215	676,234
Hanwha Systems Co. Ltd.	4,508	352,979
HD Hyundai Co. Ltd.	2,569	430,847
HD Hyundai Electric Co. Ltd.	1,397	791,663
HD Hyundai Heavy Industries Co. Ltd.	2,194	702,782
HD Hyundai Marine Solution Co. Ltd.	901	111,251
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,536	587,762
HLB, Inc. (a)	7,237	239,083
HMM Co. Ltd.	14,332	187,784
HYBE Co. Ltd.	1,398	283,415
Hyosung Heavy Industries Corp.	334	563,983
Hyundai Engineering & Construction Co. Ltd.	4,597	448,802
Hyundai Glovis Co. Ltd.	2,240	318,149
Hyundai Mobis Co. Ltd.	3,506	904,619
Hyundai Motor Co.	7,948	2,448,464
Hyundai Motor Co. Preference Shares (e)	2,127	336,729
Security Description	Shares	Value
Hyundai Motor Co. Preference Shares (e)	1,288	$201,538
Hyundai Rotem Co. Ltd.	4,563	525,456
Industrial Bank of Korea	16,750	241,947
Kakao Corp.	18,456	569,778
KakaoBank Corp.	9,627	156,864
KB Financial Group, Inc.	21,642	2,124,605
Kia Corp.	13,989	1,381,148
Korea Aerospace Industries Ltd.	4,360	492,879
Korea Electric Power Corp.	15,239	433,250
Korea Investment Holdings Co. Ltd.	2,459	343,062
Korean Air Lines Co. Ltd.	10,657	171,907
Krafton, Inc.	1,676	286,524
KT&G Corp.	5,566	598,527
LG Chem Ltd.	2,951	603,182
LG Corp.	5,448	308,048
LG Display Co. Ltd. (a)	18,086	132,800
LG Electronics, Inc.	6,262	453,994
LG Energy Solution Ltd. (a)	2,792	763,810
LG Uplus Corp.	6,337	65,903
LIG Nex1 Co. Ltd.	805	332,184
LS Electric Co. Ltd.	882	440,855
Meritz Financial Group, Inc. (a)	4,664	353,673
Mirae Asset Securities Co. Ltd.	11,940	506,020
NAVER Corp.	8,431	1,147,867
NH Investment & Securities Co. Ltd.	8,406	171,005
POSCO Future M Co. Ltd.	2,126	293,689
POSCO Holdings, Inc.	4,348	979,008
Posco International Corp.	3,166	147,794
Samsung Biologics Co. Ltd. (a) (b)	691	708,182
Samsung C&T Corp.	5,076	889,610
Samsung Electro-Mechanics Co. Ltd.	3,324	952,356
Samsung Electronics Co. Ltd.	282,818	33,078,759
Samsung Electronics Co. Ltd. Preference Shares	48,730	3,933,657
Samsung Episholdings Co. Ltd. (a)	440	149,406
Samsung Fire & Marine Insurance Co. Ltd.	1,779	532,866
Samsung Heavy Industries Co. Ltd. (a)	41,955	703,044
Samsung Life Insurance Co. Ltd.	4,748	684,604
Samsung SDI Co. Ltd. (a)	3,603	998,338
Samsung SDS Co. Ltd.	2,504	253,701
Samyang Foods Co. Ltd.	242	196,185
Shinhan Financial Group Co. Ltd.	26,094	1,555,238
SK Biopharmaceuticals Co. Ltd. (a)	1,813	114,214
SK Hynix, Inc.	32,607	18,500,063
SK Innovation Co. Ltd.	4,104	301,178
SK Square Co. Ltd. (a)	5,522	1,818,132
SK Telecom Co. Ltd.	6,159	318,668
SK, Inc.	2,163	444,699
S-Oil Corp. (a)	2,704	185,416
Woori Financial Group, Inc.	39,358	862,800
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Yuhan Corp.	3,292	$210,450
		100,160,370
TAIWAN — 22.1%
Accton Technology Corp.	30,000	1,480,114
Advantech Co. Ltd.	28,697	294,258
Alchip Technologies Ltd.	5,000	407,758
ASE Technology Holding Co. Ltd.	198,307	2,182,598
Asia Cement Corp.	136,000	148,702
Asia Vital Components Co. Ltd.	20,000	1,320,989
ASPEED Technology, Inc.	2,000	689,389
Asustek Computer, Inc.	42,000	737,659
Bizlink Holding, Inc.	10,000	574,215
Caliway Biopharmaceuticals Co. Ltd. (a)	61,000	170,789
Catcher Technology Co. Ltd.	32,000	189,486
Cathay Financial Holding Co. Ltd.	569,634	1,273,608
Chailease Holding Co. Ltd.	91,262	316,262
Chang Hwa Commercial Bank Ltd.	423,399	272,030
China Airlines Ltd.	176,000	99,796
China Steel Corp.	710,000	424,414
Chroma ATE, Inc.	23,000	1,103,641
Chunghwa Telecom Co. Ltd.	226,000	942,151
Compal Electronics, Inc.	249,000	216,598
CTBC Financial Holding Co. Ltd.	999,040	1,623,557
Delta Electronics, Inc.	116,000	5,230,480
E Ink Holdings, Inc.	52,000	226,824
E.Sun Financial Holding Co. Ltd.	869,033	863,053
Elite Material Co. Ltd.	18,000	1,536,236
eMemory Technology, Inc.	4,000	340,584
Eva Airways Corp.	160,000	172,391
Evergreen Marine Corp. Taiwan Ltd.	65,300	411,909
Far Eastern New Century Corp.	194,000	161,442
Far EasTone Telecommunications Co. Ltd.	106,000	306,169
First Financial Holding Co. Ltd.	686,541	611,693
Formosa Chemicals & Fibre Corp.	208,000	296,958
Formosa Plastics Corp.	228,000	331,681
Fortune Electric Co. Ltd.	9,790	250,180
Fubon Financial Holding Co. Ltd.	502,014	1,374,373
Gigabyte Technology Co. Ltd.	32,000	229,256
Global Unichip Corp.	5,000	354,195
Globalwafers Co. Ltd.	16,000	218,248
Gold Circuit Electronics Ltd.	20,000	563,958
Hon Hai Precision Industry Co. Ltd.	750,800	4,589,463
Hon Precision, Inc.	5,000	553,231
Hotai Motor Co. Ltd.	18,520	284,382
Hua Nan Financial Holdings Co. Ltd.	544,703	571,027
Innolux Corp.	461,563	354,232
International Games System Co. Ltd.	13,000	310,531
Inventec Corp.	160,000	205,061
Jentech Precision Industrial Co. Ltd.	5,000	628,693
Security Description	Shares	Value
KGI Financial Holding Co. Ltd.	960,914	$590,267
King Slide Works Co. Ltd.	3,000	310,845
King Yuan Electronics Co. Ltd.	65,000	556,022
Largan Precision Co. Ltd.	6,000	411,560
Lite-On Technology Corp.	116,958	535,227
Lotes Co. Ltd.	5,000	333,686
MediaTek, Inc.	91,000	4,364,828
Mega Financial Holding Co. Ltd.	708,640	860,033
Nan Ya Plastics Corp.	310,000	741,109
Novatek Microelectronics Corp.	34,000	410,441
Pegatron Corp.	119,000	288,520
PharmaEssentia Corp.	17,755	340,512
President Chain Store Corp.	34,000	239,462
Quanta Computer, Inc.	161,000	1,448,832
Realtek Semiconductor Corp.	29,000	441,057
Shanghai Commercial & Savings Bank Ltd.	232,813	285,373
SinoPac Financial Holdings Co. Ltd.	733,004	711,679
Taiwan Business Bank	432,745	205,331
Taiwan Cooperative Financial Holding Co. Ltd.	661,242	489,207
Taiwan High Speed Rail Corp.	119,000	98,586
Taiwan Mobile Co. Ltd.	105,000	359,005
Taiwan Semiconductor Manufacturing Co. Ltd.	1,471,000	85,074,586
TCC Group Holdings Co. Ltd.	406,655	296,203
Teco Electric & Machinery Co. Ltd.	69,000	135,501
TS Financial Holding Co. Ltd.	1,256,812	924,435
Unimicron Technology Corp.	78,759	1,152,430
Uni-President Enterprises Corp.	288,000	643,318
United Microelectronics Corp.	673,000	1,206,420
Vanguard International Semiconductor Corp.	66,589	247,175
Wan Hai Lines Ltd.	42,470	103,300
Wistron Corp.	181,000	719,766
Wiwynn Corp.	7,000	753,241
Yageo Corp.	99,424	785,691
Yang Ming Marine Transport Corp.	106,000	174,408
Yuanta Financial Holding Co. Ltd.	636,504	904,832
Zhen Ding Technology Holding Ltd.	45,000	300,729
		142,887,881
THAILAND — 1.1%
Advanced Info Service PCL	62,200	703,475
Airports of Thailand PCL	256,500	404,427
Bangkok Dusit Medical Services PCL Class F	668,300	380,959
Bumrungrad Hospital PCL	35,200	173,972
Central Pattana PCL	122,400	231,031
Charoen Pokphand Foods PCL	221,900	140,622
CP ALL PCL	324,300	447,412
Delta Electronics Thailand PCL	186,200	1,462,274
Gulf Development PCL	268,574	482,505
Kasikornbank PCL	34,900	202,120
Krung Thai Bank PCL	205,100	217,662
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Minor International PCL	186,195	$121,947
PTT Exploration & Production PCL	83,000	406,443
PTT PCL	589,600	625,713
SCB X PCL	51,100	223,117
Siam Cement PCL (c)	46,654	292,825
TMBThanachart Bank PCL	1,384,500	96,554
True Corp. PCL (c)	613,274	267,773
		6,880,831
TURKEY — 0.4%
Akbank TAS	186,253	277,748
Aselsan Elektronik Sanayi Ve Ticaret AS	82,218	590,632
BIM Birlesik Magazalar AS	26,983	415,545
Eregli Demir ve Celik Fabrikalari TAS	204,986	131,186
Ford Otomotiv Sanayi AS	40,297	91,989
Haci Omer Sabanci Holding AS	67,590	136,618
KOC Holding AS	44,949	197,816
Turk Hava Yollari AO	32,850	217,914
Turkcell Iletisim Hizmetleri AS	71,240	170,181
Turkiye Is Bankasi AS Class C	516,131	152,926
Turkiye Petrol Rafinerileri AS	57,409	333,217
Yapi ve Kredi Bankasi AS (a)	198,875	148,823
		2,864,595
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	189,007	645,308
Abu Dhabi Islamic Bank PJSC	87,535	503,615
Abu Dhabi National Oil Co. for Distribution PJSC	189,835	196,994
ADNOC Drilling Co. PJSC	191,261	270,481
Adnoc Gas PLC	367,929	324,474
ADNOC Logistics & Services	107,087	152,527
Air Arabia PJSC	134,854	149,418
Aldar Properties PJSC (a)	230,084	497,309
Dubai Electricity & Water Authority PJSC	357,460	265,176
Dubai Islamic Bank PJSC (a)	174,172	353,297
Emaar Development PJSC	60,829	230,262
Emaar Properties PJSC	395,891	1,295,528
Emirates NBD Bank PJSC	113,169	852,604
Emirates Telecommunications Group Co. PJSC	207,770	1,073,004
First Abu Dhabi Bank PJSC	263,906	1,252,188
Salik Co. PJSC	110,646	155,594
		8,217,779
UNITED STATES — 0.3%
BeOne Medicines Ltd. Class H (a)	51,100	1,146,443
JBS NV Class A (a)	24,350	437,326
Legend Biotech Corp. ADR (a) (c)	4,000	72,360
		1,656,129
TOTAL COMMON STOCKS (Cost $309,498,075)		602,607,527
Security Description	Shares	Value
PREFERRED STOCKS — 0.1%
BRAZIL — 0.0% *
Axia Energia Class B, Preference Shares 6.42%	13,900	$170,837
Axia Energia Class C, Preference Shares (a)	21,908	237,626
		408,463
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 7.61%	27,090	499,817
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00%	60,092	6,494
TOTAL PREFERRED STOCKS (Cost $345,174)		914,774
WARRANTS — 3.2%
MALAYSIA — 0.0% *
YTL Corp. Bhd. (expiring 06/02/28) (a)	42,120	1,977
YTL Power International Bhd. (expiring 06/02/28) (a)	31,960	4,341
		6,318
SWITZERLAND — 3.2%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 08/31/27) (a)	5,200	8,509,067
UBS AG (expiring 06/04/27) (a)	4,202	6,652,077
UBS AG (expiring 11/26/27) (a)	3,600	5,558,396
		20,719,540
TOTAL WARRANTS (Cost $15,894,440)		20,725,858
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g)	20,725,223	20,725,223
State Street Navigator Securities Lending Portfolio II (h) (i)	7,228,274	7,228,274
TOTAL SHORT-TERM INVESTMENTS (Cost $27,953,497)		27,953,497
TOTAL INVESTMENTS — 100.8% (Cost $353,691,186)		652,201,656
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(5,351,933)
NET ASSETS — 100.0%		$646,849,723

(a)	Non-income producing security.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 4.2% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	All or a portion of the shares of the security are on loan at March 31, 2026.
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	309	06/19/2026	$22,935,129	$22,473,570	$(461,559)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$74,622,128	$527,985,399	$0 (a)	$602,607,527
Preferred Stocks	914,774	—	—	914,774
Warrants	—	20,725,858	—	20,725,858
Short-Term Investments	27,953,497	—	—	27,953,497
TOTAL INVESTMENTS	$103,490,399	$548,711,257	$0	$652,201,656
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(461,559)	$—	$—	$(461,559)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(461,559)	$—	$—	$(461,559)

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2026.
Top Five Sectors as of March 31, 2026

Description	% of Net Assets
Information Technology	30.7%
Financials	22.9
Consumer Discretionary	9.7
Communication Services	7.5
Materials	6.4
TOTAL	77.2%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,416,940	$7,416,940	$43,334,270	$30,025,987	$—	$—	20,725,223	$20,725,223	$151,995
State Street Navigator Securities Lending Portfolio II	6,071,884	6,071,884	17,031,408	15,875,018	—	—	7,228,274	7,228,274	29,690
Total		$13,488,824	$60,365,678	$45,901,005	$—	$—		$27,953,497	$181,685
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments
March 31, 2026 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street Hedged International Developed Equity Index Fund.

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.6%
UNITED STATES — 94.6%
State Street International Developed Equity Portfolio (a) (Cost $2,265,114,231)		$4,031,235,355
SHORT-TERM INVESTMENT — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $101,769,878)	101,769,878	101,769,878
TOTAL INVESTMENTS — 97.0% (Cost $2,366,884,109)		4,133,005,233
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.0%		128,148,237
NET ASSETS — 100.0%		$4,261,153,470

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
At March 31, 2026, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	JPY 17,277,178,000	USD 110,946,578	04/02/2026	$2,346,553
Bank of Montreal	EUR 66,557,000	USD 78,695,093	04/02/2026	2,008,129
Bank of Montreal	GBP 35,949,000	USD 48,333,862	04/02/2026	927,941
Barclays Capital PLC	USD 769,648,465	EUR 667,981,657	04/02/2026	(109)
Barclays Capital PLC	USD 477,440	SEK 4,467,000	04/02/2026	(8,525)
Barclays Capital PLC	EUR 644,844,157	USD 762,459,862	04/02/2026	19,470,529
Barclays Capital PLC	EUR 667,981,657	USD 770,850,832	05/05/2026	(6,574)
BNP Paribas S.A.	HKD 9,510,000	USD 1,217,396	04/02/2026	4,416
BNP Paribas S.A.	SGD 1,168,000	USD 925,406	04/02/2026	20,085
BNP Paribas S.A.	USD 25,382,131	CHF 20,322,000	05/05/2026	397
BNP Paribas S.A.	USD 1,977,947	DKK 12,807,000	05/05/2026	(8)
BNP Paribas S.A.	USD 12,656,063	SEK 120,359,000	05/05/2026	(2)
BNP Paribas S.A.	NOK 26,888,000	USD 2,759,813	05/05/2026	(149)
Citibank N.A.	USD 634,766	AUD 899,000	04/02/2026	(19,041)
Citibank N.A.	USD 4,908,622	JPY 783,335,000	04/02/2026	15,226
Citibank N.A.	USD 102,023,967	EUR 88,405,000	05/05/2026	(3,727)
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Citibank N.A.	USD 28,076,037	GBP 21,291,000	05/05/2026	$(803)
HSBC Bank USA	USD 834,686	AUD 1,207,000	04/02/2026	(8,012)
HSBC Bank USA	USD 769,648,465	EUR 667,981,657	04/02/2026	(109)
HSBC Bank USA	EUR 644,844,157	USD 762,450,835	04/02/2026	19,461,501
HSBC Bank USA	EUR 667,981,657	USD 770,846,157	05/05/2026	(11,249)
JP Morgan Chase Bank, N.A.	USD 654,107,570	GBP 496,024,547	04/02/2026	(353)
JP Morgan Chase Bank, N.A.	AUD 25,327,000	USD 18,047,595	04/02/2026	701,130
JP Morgan Chase Bank, N.A.	ILS 4,111,000	USD 1,303,216	05/05/2026	(486)
JP Morgan Chase Bank, N.A.	GBP 496,024,547	USD 654,072,848	05/05/2026	(6,591)
Morgan Stanley Bank, N.A.	CHF 311,688,571	USD 406,607,942	04/02/2026	18,718,488
Royal Bank of Canada	USD 964,227	AUD 1,370,000	04/02/2026	(25,913)
Royal Bank of Canada	USD 412,630,914	CHF 331,569,571	04/02/2026	—
Royal Bank of Canada	USD 1,400,610	GBP 1,052,000	04/02/2026	(13,338)
Royal Bank of Canada	CHF 331,569,571	USD 414,128,073	05/05/2026	(8,026)
Societe Generale	USD 893,690	CHF 703,000	04/02/2026	(18,822)
Societe Generale	USD 1,359,561	CHF 1,072,000	04/02/2026	(25,481)
Societe Generale	USD 1,984,660	CHF 1,588,000	04/02/2026	(8,430)
Societe Generale	USD 3,262,263	EUR 2,835,000	04/02/2026	4,224
Societe Generale	USD 3,390,324	EUR 2,925,000	04/02/2026	(20,139)
Societe Generale	USD 4,391,841	EUR 3,803,000	04/02/2026	(10,025)
Societe Generale	USD 7,329,798	EUR 6,400,000	04/02/2026	44,281
Societe Generale	USD 2,135,977	GBP 1,603,000	04/02/2026	(22,102)
Societe Generale	USD 1,454,531	GBP 1,086,000	04/02/2026	(22,423)
Societe Generale	USD 1,886,033	GBP 1,412,000	04/02/2026	(24,030)
Societe Generale	USD 2,183,320	JPY 346,995,000	04/02/2026	(2,196)
Societe Generale	USD 3,325,635	JPY 528,645,000	04/02/2026	(2,705)
Societe Generale	USD 2,256,912	JPY 357,999,000	04/02/2026	(6,619)
Societe Generale	USD 2,917,713	JPY 465,510,000	04/02/2026	8,367
Societe Generale	CHF 24,913,000	USD 32,499,103	04/02/2026	1,495,432
Societe Generale	SEK 84,226,000	USD 9,349,344	04/02/2026	507,880
Societe Generale	USD 15,949,506	DKK 100,724,000	04/07/2026	(418,621)
Societe Generale	ILS 10,334,000	USD 3,297,152	04/07/2026	23,419
Societe Generale	NOK 27,119,000	USD 2,849,976	04/07/2026	65,956
Societe Generale	USD 8,465,173	AUD 12,364,000	05/05/2026	(421)
Societe Generale	USD 2,663,387	HKD 20,843,000	05/05/2026	(43)
Societe Generale	SGD 1,429,000	USD 1,110,235	05/05/2026	3
Societe Generale	USD 42,061,611	JPY 6,671,308,000	05/07/2026	(2,042)
Standard Chartered Bank	USD 646,247	AUD 928,000	04/02/2026	(10,660)
Standard Chartered Bank	USD 1,390,994	AUD 2,031,000	04/02/2026	38
Standard Chartered Bank	USD 290,403,798	AUD 424,009,050	04/02/2026	32
Standard Chartered Bank	USD 917,228	CHF 725,000	04/02/2026	(14,982)
Standard Chartered Bank	USD 83,775,673	HKD 656,818,035	04/02/2026	—
Standard Chartered Bank	USD 7,393,363	NZD 12,960,581	04/02/2026	—
Standard Chartered Bank	USD 692,826	SEK 6,620,000	04/02/2026	2,096
Standard Chartered Bank	USD 146,086,606	SEK 1,391,657,531	04/02/2026	—
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD 62,744,874	SGD 80,950,299	04/02/2026	$—
Standard Chartered Bank	SGD 79,782,299	USD 63,207,719	04/02/2026	1,368,165
Standard Chartered Bank	HKD 647,308,035	USD 82,858,610	04/02/2026	295,916
Standard Chartered Bank	NZD 12,960,581	USD 7,785,615	04/02/2026	392,252
Standard Chartered Bank	AUD 405,117,050	USD 288,671,015	04/02/2026	11,206,317
Standard Chartered Bank	SEK 1,318,518,531	USD 146,402,831	04/02/2026	7,993,852
Standard Chartered Bank	USD 69,822,458	DKK 452,826,566	04/07/2026	—
Standard Chartered Bank	USD 34,348,115	ILS 108,454,174	04/07/2026	9,352
Standard Chartered Bank	USD 28,150,183	NOK 274,209,520	04/07/2026	—
Standard Chartered Bank	DKK 553,550,566	USD 87,648,413	04/07/2026	2,295,071
Standard Chartered Bank	NOK 247,090,520	USD 25,967,925	04/07/2026	601,763
Standard Chartered Bank	ILS 98,120,174	USD 31,303,543	04/07/2026	219,810
Standard Chartered Bank	NZD 12,960,581	USD 7,401,684	05/05/2026	(79)
Standard Chartered Bank	DKK 452,826,566	USD 69,934,065	05/05/2026	(1,378)
Standard Chartered Bank	HKD 656,818,035	USD 83,925,537	05/05/2026	(3,464)
Standard Chartered Bank	ILS 108,454,174	USD 34,377,185	05/05/2026	(16,386)
Standard Chartered Bank	NOK 274,209,520	USD 28,146,195	05/05/2026	(486)
Standard Chartered Bank	SEK 1,391,657,531	USD 146,335,074	05/05/2026	(1,321)
Standard Chartered Bank	AUD 424,009,050	USD 290,284,652	05/05/2026	(4,227)
Standard Chartered Bank	SGD 80,950,299	USD 62,891,213	05/05/2026	(1,414)
UBS AG	USD 1,190,622	CHF 944,000	04/02/2026	(15,835)
UBS AG	USD 4,988,359	EUR 4,319,000	04/02/2026	(12,008)
UBS AG	USD 3,133,022	GBP 2,376,000	04/02/2026	207
UBS AG	GBP 467,604,547	USD 628,702,730	04/02/2026	12,072,947
Westpac Banking Corp.	USD 1,027,731,558	JPY 163,501,813,610	04/02/2026	—
Westpac Banking Corp.	JPY 148,707,119,610	USD 954,947,635	04/02/2026	20,211,828
Westpac Banking Corp.	JPY 163,501,813,610	USD 1,030,793,031	05/07/2026	(11,698)
Total				$121,702,551

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,620	06/19/2026	$233,797,343	$234,989,100	$1,191,757
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$4,031,235,355	$—	$—	$4,031,235,355
Short-Term Investment	101,769,878	—	—	101,769,878
TOTAL INVESTMENTS	$4,133,005,233	$—	$—	$4,133,005,233
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$122,493,603	$—	$122,493,603
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(791,052)	—	(791,052)
Futures Contracts - Unrealized Appreciation	1,191,757	—	—	1,191,757
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,191,757	$121,702,551	$—	$122,894,308
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	171,242,559	$171,242,559	$90,770,214	$160,242,895	$—	$—	101,769,878	$101,769,878	$1,147,589
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.2%
AUSTRALIA — 7.4%
ANZ Group Holdings Ltd.	585,430	$14,613,033
APA Group Stapled Security	239,023	1,634,508
Aristocrat Leisure Ltd.	108,240	3,415,255
ASX Ltd.	38,157	1,374,298
BHP Group Ltd.	984,902	35,375,404
Brambles Ltd.	263,825	4,110,235
CAR Group Ltd.	73,824	1,169,854
Cochlear Ltd.	12,865	1,502,753
Coles Group Ltd.	262,962	3,958,567
Commonwealth Bank of Australia	325,697	37,862,142
Computershare Ltd.	105,745	2,070,287
CSL Ltd.	94,315	9,195,717
Evolution Mining Ltd.	401,114	3,585,479
Fortescue Ltd.	326,155	4,626,511
Glencore PLC (a)	1,929,824	14,562,120
Goodman Group REIT	399,145	7,113,600
Insurance Australia Group Ltd.	447,372	2,249,014
Lottery Corp. Ltd.	441,553	1,636,931
Lynas Rare Earths Ltd. (a)	171,556	2,312,246
Macquarie Group Ltd.	70,944	10,004,311
Medibank Pvt Ltd.	512,135	1,538,267
National Australia Bank Ltd.	595,157	17,089,299
Northern Star Resources Ltd.	268,068	3,868,327
Origin Energy Ltd.	327,000	2,793,290
Pro Medicus Ltd. (b)	10,882	890,296
Qantas Airways Ltd.	135,208	788,432
QBE Insurance Group Ltd.	289,651	4,243,022
REA Group Ltd. (b)	10,667	1,160,105
Rio Tinto Ltd. (b)	72,370	8,162,032
Rio Tinto PLC	219,216	20,262,166
Santos Ltd.	648,969	3,526,161
Scentre Group REIT	1,037,928	2,377,312
SGH Ltd.	41,736	1,178,739
Sigma Healthcare Ltd. (b)	952,235	1,746,809
Sonic Healthcare Ltd. (b)	92,452	1,304,015
South32 Ltd.	861,077	2,588,262
Stockland REIT	450,691	1,342,994
Suncorp Group Ltd.	213,928	2,383,272
Telstra Group Ltd.	767,976	2,814,314
Transurban Group Stapled Security	606,072	5,868,862
Vicinity Ltd. REIT	735,231	1,190,669
Washington H Soul Pattinson & Co. Ltd.	64,192	1,790,778
Wesfarmers Ltd.	222,259	11,264,588
Westpac Banking Corp.	663,522	18,202,390
WiseTech Global Ltd.	39,621	1,061,172
Woodside Energy Group Ltd.	364,968	8,600,025
Woolworths Group Ltd.	236,901	5,938,494
		296,346,357
AUSTRIA — 0.3%
BAWAG Group AG (c)	15,094	2,287,457
Security Description	Shares	Value
Erste Group Bank AG	60,566	$6,521,997
OMV AG (b)	27,411	1,999,056
Raiffeisen Bank International AG (b)	25,908	1,106,052
Verbund AG (b)	14,316	1,090,562
		13,005,124
BELGIUM — 0.9%
Ageas SA	29,322	2,151,663
Anheuser-Busch InBev SA (b)	192,751	13,293,568
D'ieteren Group	4,423	816,345
Elia Group SA (a)	8,000	1,224,912
Financiere de Tubize SA (b)	3,588	887,249
Groupe Bruxelles Lambert NV	16,335	1,481,212
KBC Group NV	44,672	5,450,226
Lotus Bakeries NV (b)	70	787,857
Sofina SA (b)	3,524	853,014
Syensqo SA (b)	13,139	763,487
UCB SA (b)	24,856	7,465,381
		35,174,914
BRAZIL — 0.0% *
Yara International ASA	30,306	1,760,961
CHILE — 0.1%
Antofagasta PLC	75,944	3,393,058
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	720,000	3,972,749
Prosus NV	252,088	11,633,693
SITC International Holdings Co. Ltd.	263,000	1,151,698
Wharf Holdings Ltd. (b)	230,000	634,831
Wilmar International Ltd.	385,400	1,153,892
Yangzijiang Shipbuilding Holdings Ltd.	505,900	1,497,536
		20,044,399
CZECH REPUBLIC — 0.0% *
CSG NV (a)	39,406	1,059,720
DENMARK — 1.5%
Carlsberg AS Class B (b)	18,972	2,349,633
Coloplast AS Class B (b)	24,151	1,640,015
Danske Bank AS	129,299	6,352,338
Demant AS (a) (b)	16,592	501,230
DSV AS (b)	39,985	9,626,623
Genmab AS (a) (b)	11,956	3,209,977
Novo Nordisk AS Class B (b)	629,274	22,956,220
Novonesis Novozymes B Class B (b)	69,904	4,140,142
Orsted AS (a) (b) (c)	102,956	2,545,254
Pandora AS	15,832	1,128,050
Rockwool AS Class B (b)	20,370	564,009
Tryg AS (b)	62,345	1,481,383
Vestas Wind Systems AS	199,899	6,012,351
		62,507,225
FINLAND — 1.2%
Elisa OYJ	28,657	1,391,486
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Fortum OYJ	83,039	$2,116,827
Kesko OYJ Class B	50,484	1,117,626
Kone OYJ Class B	65,498	4,168,234
Metso OYJ	130,382	2,252,422
Neste OYJ	80,830	2,618,482
Nokia OYJ	1,042,553	8,336,964
Nordea Bank Abp (b) (d)	453,196	7,725,003
Nordea Bank Abp (d)	141,636	2,431,151
Orion OYJ Class B	20,272	1,633,341
Sampo OYJ Class A	472,392	5,008,556
Stora Enso OYJ Class R (b)	114,074	1,335,328
UPM-Kymmene OYJ	102,248	3,190,229
Wartsila OYJ Abp	97,527	3,621,210
		46,946,859
FRANCE — 8.4%
Accor SA	37,039	1,770,897
Aeroports de Paris SA	6,809	829,209
Air Liquide SA	112,480	23,176,022
Airbus SE	116,122	21,886,178
Alstom SA (a)	68,089	1,941,074
Amundi SA (c)	10,973	940,017
AXA SA	322,761	14,784,523
Ayvens SA (c)	69,148	812,688
BioMerieux	8,191	872,312
BNP Paribas SA	195,156	18,532,554
Bollore SE	142,165	810,335
Bouygues SA	37,071	2,141,728
Bureau Veritas SA	64,677	1,929,760
Capgemini SE	29,940	3,521,716
Carrefour SA	112,192	2,070,769
Cie de Saint-Gobain SA	87,868	7,252,004
Cie Generale des Etablissements Michelin SCA	129,819	4,433,408
Covivio SA REIT	11,567	689,100
Credit Agricole SA	209,316	3,894,407
Danone SA	125,912	10,029,494
Dassault Aviation SA	3,602	1,336,440
Dassault Systemes SE	134,018	2,704,525
Eiffage SA	13,277	2,029,831
Engie SA	355,141	11,409,140
EssilorLuxottica SA	58,085	13,492,518
Gecina SA REIT	9,142	719,037
Getlink SE	55,331	1,190,208
Hermes International SCA	6,104	11,526,599
Ipsen SA	6,949	1,294,553
Kering SA	14,144	4,281,450
Klepierre SA REIT	43,360	1,622,688
Legrand SA	51,162	7,923,151
L'Oreal SA	46,633	18,979,681
LVMH Moet Hennessy Louis Vuitton SE	48,350	26,347,024
Orange SA	363,274	7,424,704
Pernod Ricard SA	38,871	2,881,391
Publicis Groupe SA	43,390	3,580,026
Renault SA	37,435	1,279,365
Rexel SA	44,161	1,744,397
Security Description	Shares	Value
Safran SA	69,069	$22,530,027
Sartorius Stedim Biotech	5,355	1,039,657
Societe Generale SA	135,696	9,876,809
Sodexo SA	18,636	953,603
Thales SA	18,187	5,316,406
TotalEnergies SE	385,163	35,236,355
Unibail-Rodamco-Westfield REIT (a)	23,915	2,630,102
Veolia Environnement SA	122,331	4,644,385
Vinci SA	95,719	14,321,970
		340,634,237
GERMANY — 8.9%
adidas AG	33,796	5,452,835
Allianz SE	74,038	31,168,862
BASF SE	171,459	10,526,872
Bayer AG	193,257	8,915,342
Bayerische Motoren Werke AG	55,038	5,075,304
Bayerische Motoren Werke AG Preference Shares	9,368	859,621
Beiersdorf AG	19,263	1,726,032
Brenntag SE	23,610	1,594,250
Commerzbank AG	142,696	5,189,011
Continental AG	22,206	1,545,242
CTS Eventim AG & Co. KGaA	12,864	751,074
Daimler Truck Holding AG	90,311	4,433,392
Deutsche Bank AG	355,808	10,555,431
Deutsche Boerse AG	36,231	10,580,183
Deutsche Lufthansa AG	121,904	1,034,829
Deutsche Post AG	180,349	9,475,617
Deutsche Telekom AG	716,971	26,675,187
Dr. Ing hc F Porsche AG Preference Shares	23,999	1,089,805
E.ON SE	434,263	9,480,958
Evonik Industries AG	52,799	1,032,785
Fresenius Medical Care AG	41,504	1,874,919
Fresenius SE & Co. KGaA	82,974	4,292,399
GEA Group AG	29,348	2,098,123
Hannover Rueck SE	11,747	3,681,602
Heidelberg Materials AG	26,071	5,484,556
Henkel AG & Co. KGaA	20,876	1,494,796
Henkel AG & Co. KGaA Preference Shares	30,649	2,360,132
Hensoldt AG	12,433	1,099,948
HOCHTIEF AG	3,060	1,387,510
Infineon Technologies AG	255,755	11,565,970
Knorr-Bremse AG	14,394	1,639,346
LEG Immobilien SE	14,300	931,151
Mercedes-Benz Group AG	142,200	8,712,421
Merck KGaA	25,115	3,180,877
MTU Aero Engines AG	10,727	3,901,052
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,382	15,979,158
Nemetschek SE	11,865	885,408
Porsche Automobil Holding SE Preference Shares	31,031	1,132,679
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Rational AG	1,075	$786,183
Rheinmetall AG	8,914	14,988,524
RWE AG	123,292	8,268,741
SAP SE	203,184	34,529,934
Sartorius AG Preference Shares	5,062	1,262,597
Scout24 SE (c)	15,173	1,167,027
Siemens AG	147,871	35,912,642
Siemens Energy AG	150,112	25,804,978
Siemens Healthineers AG (c)	66,793	2,840,794
Symrise AG	26,483	2,254,287
Talanx AG	11,898	1,471,726
Volkswagen AG Preference Shares	40,640	4,144,038
Vonovia SE	147,188	3,669,903
Zalando SE (a) (c)	45,329	1,103,924
		357,069,977
HONG KONG — 1.8%
AIA Group Ltd.	2,049,800	22,778,894
CK Asset Holdings Ltd.	378,399	2,165,396
CK Infrastructure Holdings Ltd.	113,500	910,295
CLP Holdings Ltd.	324,500	3,055,519
Futu Holdings Ltd. ADR (a)	10,700	1,463,332
Henderson Land Development Co. Ltd. (b)	289,436	1,075,451
HKT Trust & HKT Ltd. Stapled Security	746,000	1,165,920
Hong Kong & China Gas Co. Ltd.	2,112,995	1,922,332
Hong Kong Exchanges & Clearing Ltd.	236,130	11,913,799
Hongkong Land Holdings Ltd.	218,900	1,705,884
Link REIT	512,391	2,375,139
MTR Corp. Ltd. (b)	275,512	1,129,182
Power Assets Holdings Ltd.	272,000	2,122,406
Prudential PLC	499,953	6,925,164
Sino Land Co. Ltd.	664,456	973,776
Sun Hung Kai Properties Ltd.	279,500	4,654,502
Swire Pacific Ltd. Class A	62,000	677,730
Techtronic Industries Co. Ltd.	282,000	3,745,502
WH Group Ltd. (c)	1,567,766	2,060,991
Wharf Real Estate Investment Co. Ltd.	328,000	954,647
		73,775,861
INDONESIA — 0.1%
Jardine Matheson Holdings Ltd.	30,200	2,170,873
IRELAND — 0.4%
AerCap Holdings NV	32,900	4,513,222
AIB Group PLC	420,740	4,477,262
Bank of Ireland Group PLC	182,245	3,296,071
Kerry Group PLC Class A	29,947	2,376,842
Kingspan Group PLC	30,531	2,602,457
		17,265,854
ISRAEL — 1.1%
Azrieli Group Ltd.	8,514	1,137,310
Security Description	Shares	Value
Bank Hapoalim BM	242,540	$5,672,238
Bank Leumi Le-Israel BM	290,657	6,472,740
Check Point Software Technologies Ltd. (a)	16,610	2,372,739
CyberArk Software Ltd. (a)	10,140	456,300
Elbit Systems Ltd.	5,381	4,517,815
ICL Group Ltd.	163,285	839,226
Israel Discount Bank Ltd. Class A	240,860	2,421,978
Mizrahi Tefahot Bank Ltd.	29,669	2,159,046
Nice Ltd. (a)	12,390	1,362,242
Nova Ltd. (a)	5,734	2,521,596
Phoenix Financial Ltd.	44,223	2,351,374
Teva Pharmaceutical Industries Ltd. ADR (a)	223,428	6,729,651
Tower Semiconductor Ltd. (a)	22,060	3,885,561
		42,899,816
ITALY — 3.2%
Banca Mediolanum SpA (b)	44,136	891,424
Banca Monte dei Paschi di Siena SpA	386,973	3,365,879
Banco BPM SpA (b)	218,329	3,027,471
BPER Banca SpA (b)	290,089	3,789,672
Coca-Cola HBC AG Class DI	41,181	2,311,104
Davide Campari-Milano NV (b)	121,221	863,348
Enel SpA	1,581,409	17,234,671
Eni SpA	398,974	11,308,512
Ferrari NV	24,850	8,405,072
FinecoBank Banca Fineco SpA	121,237	2,688,849
Generali	163,343	6,550,782
Intesa Sanpaolo SpA	2,690,729	16,221,825
Italgas SpA	119,464	1,387,239
Leonardo SpA	78,716	5,337,309
Moncler SpA	46,684	2,801,898
Poste Italiane SpA (c)	89,864	2,108,606
Prysmian SpA	55,436	6,525,822
Recordati Industria Chimica e Farmaceutica SpA	22,997	1,312,617
Ryanair Holdings PLC	161,936	4,544,401
Snam SpA	384,379	2,902,642
Telecom Italia SpA (a) (d)	2,250,138	1,574,839
Telecom Italia SpA (a) (d)	1,181,639	972,814
Terna - Rete Elettrica Nazionale	270,842	3,087,949
UniCredit SpA	273,515	19,561,028
Unipol Assicurazioni SpA	72,518	1,679,285
		130,455,058
IVORY COAST — 0.1%
Endeavour Mining PLC	36,611	2,197,637
JAPAN — 22.6%
Advantest Corp.	149,500	20,582,062
Aeon Co. Ltd.	438,900	5,234,763
AGC, Inc.	38,500	1,360,659
Aisin Corp.	95,900	1,347,779
Ajinomoto Co., Inc.	176,000	4,963,696
ANA Holdings, Inc.	35,300	630,667
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Asahi Group Holdings Ltd.	292,500	$2,913,435
Asahi Kasei Corp.	246,800	2,408,965
Asics Corp.	136,600	3,663,616
Astellas Pharma, Inc.	356,000	5,789,401
Bandai Namco Holdings, Inc.	114,300	2,813,002
Bridgestone Corp.	224,600	4,668,946
Canon, Inc. (b)	169,700	4,697,329
Capcom Co. Ltd.	68,300	1,439,817
Central Japan Railway Co.	148,400	3,849,238
Chiba Bank Ltd.	111,000	1,433,368
Chubu Electric Power Co., Inc.	131,900	2,169,361
Chugai Pharmaceutical Co. Ltd.	130,400	7,173,953
Dai Nippon Printing Co. Ltd.	77,500	1,408,631
Daifuku Co. Ltd.	60,800	2,141,595
Dai-ichi Life Holdings, Inc.	681,600	6,270,497
Daiichi Sankyo Co. Ltd.	354,000	6,317,968
Daikin Industries Ltd.	51,300	6,138,383
Daito Trust Construction Co. Ltd.	52,000	1,215,628
Daiwa House Industry Co. Ltd.	106,100	3,320,613
Daiwa Securities Group, Inc.	253,500	2,396,198
Denso Corp.	341,800	4,275,145
Disco Corp.	17,900	7,278,083
East Japan Railway Co. (b)	188,700	4,305,399
Ebara Corp.	90,900	2,566,981
Eisai Co. Ltd.	50,000	1,561,552
ENEOS Holdings, Inc.	513,000	4,611,009
FANUC Corp.	182,300	6,339,040
Fast Retailing Co. Ltd.	36,900	14,544,134
Fuji Electric Co. Ltd. (b)	26,700	1,865,864
FUJIFILM Holdings Corp.	217,600	4,136,472
Fujikura Ltd.	296,400	8,131,873
Fujitsu Ltd.	346,600	7,071,045
Hankyu Hanshin Holdings, Inc.	44,600	1,286,490
Hikari Tsushin, Inc.	3,400	862,904
Hitachi Ltd.	887,700	25,978,093
Honda Motor Co. Ltd.	728,000	5,877,859
Hoya Corp.	66,300	11,465,976
Hulic Co. Ltd.	84,300	980,270
Ibiden Co. Ltd.	46,900	2,341,220
Idemitsu Kosan Co. Ltd.	148,900	1,458,290
IHI Corp.	203,000	4,178,362
Inpex Corp.	174,900	5,160,930
Isuzu Motors Ltd.	100,400	1,442,338
ITOCHU Corp.	1,147,300	14,558,889
Japan Airlines Co. Ltd.	31,400	511,408
Japan Exchange Group, Inc.	197,600	2,301,984
Japan Post Bank Co. Ltd.	345,500	5,621,544
Japan Post Holdings Co. Ltd.	344,900	3,972,734
Japan Post Insurance Co. Ltd.	113,100	1,137,921
Japan Tobacco, Inc.	234,700	8,982,210
JFE Holdings, Inc.	113,200	1,322,055
JX Advanced Metals Corp.	109,600	2,423,274
Kajima Corp.	81,500	3,101,590
Kansai Electric Power Co., Inc.	182,000	3,018,622
Kao Corp.	86,900	3,374,619
Kawasaki Heavy Industries Ltd.	148,000	2,776,721
Security Description	Shares	Value
Kawasaki Kisen Kaisha Ltd. (b)	66,300	$1,117,138
KDDI Corp.	563,500	9,571,342
Keyence Corp.	37,900	13,456,237
Kikkoman Corp.	131,900	1,194,591
Kioxia Holdings Corp. (a)	36,600	4,768,396
Kirin Holdings Co. Ltd.	148,700	2,359,526
Komatsu Ltd.	186,100	7,392,674
Konami Group Corp.	19,500	2,397,132
Kubota Corp.	188,400	3,011,839
Kyocera Corp.	256,300	3,920,476
Kyowa Kirin Co. Ltd.	46,600	760,812
Lasertec Corp.	15,900	3,530,354
LY Corp.	569,200	1,369,095
M3, Inc. (b)	89,400	915,414
Makita Corp.	41,500	1,360,653
Marubeni Corp.	275,700	10,061,233
MatsukiyoCocokara & Co.	68,800	1,092,393
Minebea Mitsumi, Inc. (b)	75,000	1,242,367
Mitsubishi Chemical Group Corp.	248,400	1,448,663
Mitsubishi Corp.	628,700	21,515,965
Mitsubishi Electric Corp.	368,100	12,010,341
Mitsubishi Estate Co. Ltd. (b)	205,600	5,692,915
Mitsubishi HC Capital, Inc.	169,700	1,519,044
Mitsubishi Heavy Industries Ltd.	619,800	16,988,818
Mitsubishi UFJ Financial Group, Inc.	2,195,600	37,090,139
Mitsui & Co. Ltd.	477,700	18,419,683
Mitsui Fudosan Co. Ltd.	512,500	5,450,252
Mitsui OSK Lines Ltd. (b)	66,000	2,736,373
Mizuho Financial Group, Inc. (b)	485,640	19,612,953
MonotaRO Co. Ltd.	53,900	582,836
MS&AD Insurance Group Holdings, Inc.	247,100	6,432,610
Murata Manufacturing Co. Ltd.	323,900	7,249,827
NEC Corp.	251,000	6,230,538
Nexon Co. Ltd.	70,300	1,321,014
NIDEC Corp.	160,100	2,028,064
Nintendo Co. Ltd.	212,900	12,124,119
Nippon Building Fund, Inc. REIT (b)	1,490	1,248,093
Nippon Paint Holdings Co. Ltd.	173,300	1,084,055
Nippon Sanso Holdings Corp.	34,400	1,216,816
Nippon Steel Corp. (b)	913,900	3,361,892
Nippon Yusen KK (b)	81,200	2,975,643
Nissan Motor Co. Ltd. (a) (b)	424,500	917,821
Nitori Holdings Co. Ltd.	82,500	1,307,548
Nitto Denko Corp.	135,500	2,704,012
Nomura Holdings, Inc.	581,400	4,566,884
Nomura Research Institute Ltd.	74,900	2,044,875
NTT, Inc.	5,725,900	5,714,704
Obayashi Corp.	121,800	2,942,914
Obic Co. Ltd.	63,400	1,535,086
Olympus Corp.	221,700	2,107,097
Oracle Corp. Japan	8,400	454,452
Oriental Land Co. Ltd. (b)	208,400	3,538,341
ORIX Corp.	229,000	6,778,293
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Osaka Gas Co. Ltd.	68,400	$2,763,805
Otsuka Corp.	44,900	857,517
Otsuka Holdings Co. Ltd.	85,100	6,025,003
Pan Pacific International Holdings Corp.	368,000	2,239,459
Panasonic Holdings Corp.	457,200	7,649,305
Rakuten Group, Inc. (a) (b)	285,500	1,331,353
Recruit Holdings Co. Ltd.	276,400	12,013,587
Renesas Electronics Corp.	345,800	4,932,015
Resona Holdings, Inc.	401,200	4,565,712
Ryohin Keikaku Co. Ltd.	99,000	2,107,507
Sanrio Co. Ltd. (b)	176,500	1,094,689
SBI Holdings, Inc.	110,600	2,042,951
SCREEN Holdings Co. Ltd. (b)	30,600	1,818,631
Secom Co. Ltd.	78,100	2,967,691
Seibu Holdings, Inc.	41,400	1,153,866
Sekisui Chemical Co. Ltd.	73,200	1,225,956
Sekisui House Ltd.	118,400	2,646,575
Seven & i Holdings Co. Ltd.	407,800	5,471,490
Shimadzu Corp.	45,400	1,076,223
Shimano, Inc.	14,600	1,520,592
Shimizu Corp.	98,300	1,759,343
Shin-Etsu Chemical Co. Ltd.	330,400	13,420,926
Shionogi & Co. Ltd.	149,500	3,299,078
Shiseido Co. Ltd.	75,900	1,546,902
SMC Corp.	11,100	4,355,043
SoftBank Corp.	5,660,200	7,555,715
SoftBank Group Corp.	717,200	17,421,379
Sompo Holdings, Inc.	173,700	6,745,471
Sony Financial Group, Inc. (b)	1,205,300	1,101,448
Sony Group Corp.	1,200,700	24,965,289
Subaru Corp.	116,400	1,870,827
Sumitomo Corp.	212,800	7,943,506
Sumitomo Electric Industries Ltd.	140,500	7,963,897
Sumitomo Metal Mining Co. Ltd.	47,300	2,746,349
Sumitomo Mitsui Financial Group, Inc. (b)	709,500	23,272,124
Sumitomo Mitsui Trust Group, Inc.	124,200	3,947,017
Sumitomo Realty & Development Co. Ltd. (b)	119,800	3,391,194
Suntory Beverage & Food Ltd.	27,500	774,723
Suzuki Motor Corp.	309,500	3,763,281
Sysmex Corp. (b)	95,300	829,089
T&D Holdings, Inc.	93,400	2,386,607
Taisei Corp.	28,000	2,893,826
Takeda Pharmaceutical Co. Ltd.	311,717	11,452,091
TDK Corp.	380,700	4,933,427
Terumo Corp.	259,000	3,471,179
TIS, Inc.	41,000	874,517
Toho Co. Ltd.	108,000	1,131,661
Tokio Marine Holdings, Inc.	356,400	16,689,262
Tokyo Electron Ltd.	87,400	21,662,062
Tokyo Gas Co. Ltd.	63,200	2,969,267
Tokyu Corp.	103,000	1,212,876
TOPPAN Holdings, Inc.	47,700	1,255,028
Security Description	Shares	Value
Toray Industries, Inc.	281,600	$2,000,877
Toyota Motor Corp.	1,838,600	38,127,099
Toyota Tsusho Corp. (b)	135,100	5,223,365
Tsuruha Holdings, Inc.	44,600	695,394
Unicharm Corp.	214,800	1,256,342
West Japan Railway Co.	83,200	1,635,864
Yamaha Motor Co. Ltd.	179,700	1,295,082
Yokogawa Electric Corp.	44,900	1,384,220
Yokohama Financial Group, Inc.	192,300	1,712,353
Zensho Holdings Co. Ltd. (b)	19,100	1,112,413
ZOZO, Inc.	85,400	596,601
		909,794,763
LUXEMBOURG — 0.2%
ArcelorMittal SA	83,559	4,319,809
CVC Capital Partners PLC (b) (c)	45,343	590,096
Eurofins Scientific SE	22,282	1,620,760
		6,530,665
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	373,000	1,686,134
Sands China Ltd.	454,800	969,455
		2,655,589
MEXICO — 0.0% *
Fresnillo PLC	43,266	1,910,709
NETHERLANDS — 4.7%
ABN AMRO Bank NV Dutch Certificate	114,127	3,606,492
Adyen NV (a) (c)	4,973	4,961,510
Akzo Nobel NV	32,256	1,848,390
Argenx SE (a)	12,143	8,784,818
ASM International NV	9,227	6,971,541
ASML Holding NV	75,448	100,010,578
ASR Nederland NV	29,757	2,042,205
BE Semiconductor Industries NV	14,293	3,051,803
Euronext NV (c)	14,767	2,363,823
EXOR NV	18,299	1,396,323
Heineken Holding NV (b)	25,576	1,814,400
Heineken NV	55,819	4,279,945
ING Groep NV	563,684	14,585,152
Koninklijke Ahold Delhaize NV	175,210	8,133,622
Koninklijke KPN NV	752,488	4,180,841
Koninklijke Philips NV	150,765	4,110,736
Magnum Ice Cream Co. NV (a) (b)	98,159	1,435,514
Nebius Group NV (a) (b)	41,800	4,337,168
NN Group NV (b)	52,039	4,051,198
Randstad NV (b)	20,906	543,920
Universal Music Group NV (b)	217,161	4,201,958
Wolters Kluwer NV	44,951	3,346,706
		190,058,643
NEW ZEALAND — 0.2%
Auckland International Airport Ltd.	333,281	1,515,258
Contact Energy Ltd.	176,646	932,101
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Fisher & Paykel Healthcare Corp. Ltd.	112,350	$2,418,333
Infratil Ltd.	170,601	1,141,937
Meridian Energy Ltd.	276,169	877,585
Xero Ltd. (a)	31,353	1,644,872
		8,530,086
NIGERIA — 0.0% *
Airtel Africa PLC (c)	178,781	821,367
NORWAY — 0.7%
Aker BP ASA	58,432	2,147,295
DNB Bank ASA	172,047	5,351,036
Equinor ASA	150,121	6,357,696
Gjensidige Forsikring ASA	37,920	986,025
Kongsberg Gruppen ASA	87,570	3,710,574
Mowi ASA	91,155	2,060,855
Norsk Hydro ASA	262,216	2,778,147
Orkla ASA	137,201	1,716,333
Salmar ASA	14,543	843,531
Telenor ASA	122,496	2,141,585
		28,093,077
POLAND — 0.0% *
InPost SA (a) (b)	43,950	775,632
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	1,412,794	1,371,670
EDP SA	622,308	3,282,666
Galp Energia SGPS SA	80,709	1,929,095
Jeronimo Martins SGPS SA	50,594	1,205,949
		7,789,380
SINGAPORE — 1.7%
CapitaLand Ascendas REIT	766,315	1,473,852
CapitaLand Integrated Commercial Trust REIT	1,149,528	2,054,288
CapitaLand Investment Ltd.	414,682	879,646
DBS Group Holdings Ltd.	412,792	18,305,934
Grab Holdings Ltd. Class A (a)	474,500	1,736,670
Keppel Ltd.	282,800	2,596,230
Oversea-Chinese Banking Corp. Ltd.	662,466	11,307,414
Sea Ltd. ADR (a)	74,900	6,202,469
Sembcorp Industries Ltd. (b)	157,500	815,102
Singapore Airlines Ltd.	304,949	1,567,104
Singapore Exchange Ltd.	168,500	2,561,623
Singapore Technologies Engineering Ltd.	306,900	2,595,747
Singapore Telecommunications Ltd.	1,463,300	5,602,993
STMicroelectronics NV	130,858	4,438,852
United Overseas Bank Ltd.	239,190	6,823,374
		68,961,298
SOUTH AFRICA — 0.2%
Anglo American PLC	218,824	9,360,548
Security Description	Shares	Value
SOUTH KOREA — 0.0% *
Delivery Hero SE (a) (c)	39,154	$725,229
SPAIN — 3.7%
Acciona SA (b)	4,463	1,169,894
ACS Actividades de Construccion y Servicios SA	35,101	4,267,235
Aena SME SA (b) (c)	145,091	4,266,276
Amadeus IT Group SA	86,117	4,908,681
Banco Bilbao Vizcaya Argentaria SA (b)	1,108,651	23,870,745
Banco de Sabadell SA	983,229	3,511,091
Banco Santander SA	2,859,112	31,951,478
Bankinter SA (b)	133,063	2,100,713
CaixaBank SA	759,570	9,076,707
Cellnex Telecom SA (a) (c)	95,847	3,072,202
EDP Renovaveis SA (b)	62,086	991,964
Endesa SA	62,439	2,595,675
Grifols SA (b)	59,839	624,060
Iberdrola SA	1,256,402	28,673,416
Indra Sistemas SA (b)	15,583	868,190
Industria de Diseno Textil SA	213,728	12,401,560
Mapfre SA	199,226	885,046
Naturgy Energy Group SA	45,131	1,346,798
Redeia Corp. SA	81,896	1,383,780
Repsol SA	218,271	6,124,590
Telefonica SA (b)	714,927	3,118,304
		147,208,405
SWEDEN — 3.2%
AddTech AB Class B (b)	52,438	1,788,148
Alfa Laval AB (b)	56,876	3,091,648
Assa Abloy AB Class B	194,241	6,977,469
Atlas Copco AB Class A	515,783	9,044,986
Atlas Copco AB Class B	307,344	4,774,422
Beijer Ref AB Class B (b)	75,390	1,038,602
Boliden AB (a)	54,601	2,844,377
Epiroc AB Class A (b)	126,937	3,105,237
Epiroc AB Class B (b)	73,303	1,560,440
EQT AB (b)	93,892	2,895,024
Essity AB Class B (b)	116,622	2,986,871
Evolution AB (b) (c)	24,976	1,559,882
Fastighets AB Balder Class B (a)	144,226	839,391
H & M Hennes & Mauritz AB Class B (b)	93,350	1,735,544
Hexagon AB Class B	407,783	3,943,763
Holmen AB Class B (b)	10,438	371,964
Industrivarden AB Class A	21,643	1,071,210
Industrivarden AB Class C (b)	30,713	1,512,879
Indutrade AB (b)	51,369	1,170,463
Investment AB Latour Class B	32,040	686,374
Investor AB Class B (b)	356,957	13,435,059
L E Lundbergforetagen AB Class B (b)	13,516	763,628
Lifco AB Class B	48,109	1,446,307
Nibe Industrier AB Class B (b)	309,051	1,283,271
Saab AB Class B	63,520	4,131,358
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sagax AB Class B (b)	36,596	$671,063
Sandvik AB	210,049	8,024,151
Securitas AB Class B	91,607	1,524,628
Skandinaviska Enskilda Banken AB Class A (b)	296,292	5,440,895
Skanska AB Class B (b)	68,534	1,842,185
SKF AB Class B	67,171	1,609,089
Svenska Cellulosa AB SCA Class B (b)	118,708	1,367,732
Svenska Handelsbanken AB Class A (b)	280,521	3,675,173
Swedbank AB Class A (b)	166,290	5,632,287
Swedish Orphan Biovitrum AB (a)	36,474	1,519,078
Tele2 AB Class B	102,132	2,100,649
Telefonaktiebolaget LM Ericsson Class B (b)	543,942	6,162,270
Telia Co. AB (b)	438,195	2,230,946
Trelleborg AB Class B (b)	38,042	1,413,851
Volvo AB Class B (b)	310,950	10,159,855
		127,432,169
SWITZERLAND — 4.6%
ABB Ltd.	305,359	24,706,060
Avolta AG (b)	15,455	922,070
Banque Cantonale Vaudoise (b)	5,172	837,066
Barry Callebaut AG (b)	654	1,144,467
Belimo Holding AG	1,926	1,556,509
BKW AG (b)	4,237	831,259
Chocoladefabriken Lindt & Spruengli AG (b) (d)	181	2,529,105
Chocoladefabriken Lindt & Spruengli AG (b) (d)	21	2,990,989
Cie Financiere Richemont SA Class A	104,240	18,314,765
DSM-Firmenich AG (b)	33,072	2,357,973
EMS-Chemie Holding AG (b)	1,465	1,146,251
Galderma Group AG	31,481	6,156,663
Geberit AG	6,669	4,479,645
Givaudan SA (b)	1,826	6,144,268
Helvetia Baloise Holding AG	15,238	3,924,363
Julius Baer Group Ltd.	39,872	2,918,328
Kuehne & Nagel International AG	8,893	2,026,531
Logitech International SA	30,098	2,781,296
Lonza Group AG	13,754	8,780,070
Partners Group Holding AG	4,500	4,826,439
Sandoz Group AG	82,306	6,417,048
Schindler Holding AG (d)	7,912	2,593,344
Schindler Holding AG (d)	4,731	1,482,715
SGS SA (b)	32,402	3,398,028
Sika AG	29,865	4,918,902
Sonova Holding AG (b)	10,113	2,294,565
Straumann Holding AG (b)	21,380	2,225,847
Swatch Group AG Class BR, Bearer Shares (b)	5,970	1,311,467
Swiss Life Holding AG	5,608	6,078,281
Security Description	Shares	Value
Swiss Prime Site AG (b)	15,781	$2,658,875
Swisscom AG (b)	4,986	4,163,499
UBS Group AG	620,439	24,074,097
VAT Group AG (b) (c)	5,161	3,203,818
Zurich Insurance Group AG	28,476	20,028,423
		184,223,026
UNITED KINGDOM — 10.5%
3i Group PLC	195,505	6,348,111
Admiral Group PLC	50,151	2,089,836
Associated British Foods PLC	64,112	1,598,932
AstraZeneca PLC	301,187	58,676,011
Autotrader Group PLC (c)	151,893	947,191
Aviva PLC	601,939	4,812,906
BAE Systems PLC	582,394	17,011,693
Barclays PLC	2,679,045	13,968,823
Barratt Redrow PLC	264,885	917,881
British American Tobacco PLC	421,873	24,402,744
BT Group PLC	1,150,387	3,212,098
Bunzl PLC	62,393	1,871,413
Centrica PLC	898,891	2,535,727
CK Hutchison Holdings Ltd.	519,000	3,984,362
Coca-Cola Europacific Partners PLC	40,900	3,708,403
Compass Group PLC	332,540	9,243,813
Diageo PLC	436,098	8,080,176
Entain PLC	114,884	859,859
Halma PLC	73,223	3,722,791
HSBC Holdings PLC	3,348,285	54,783,884
Imperial Brands PLC	148,124	5,983,862
Informa PLC	254,854	2,550,204
International Consolidated Airlines Group SA Class DI	245,317	1,160,673
Intertek Group PLC	30,263	1,467,113
J Sainsbury PLC	350,599	1,567,314
JD Sports Fashion PLC	501,204	473,611
Kingfisher PLC	331,926	1,257,421
Land Securities Group PLC REIT	143,450	1,054,204
Legal & General Group PLC	1,120,163	3,667,596
Lloyds Banking Group PLC	11,468,464	14,161,770
London Stock Exchange Group PLC	88,168	10,373,005
M&G PLC	430,408	1,557,639
Marks & Spencer Group PLC	391,170	1,755,976
Melrose Industries PLC	257,722	1,739,909
National Grid PLC	959,957	16,144,167
NatWest Group PLC	1,546,940	11,417,209
Next PLC	22,325	3,757,815
Pearson PLC	118,025	1,550,264
Reckitt Benckiser Group PLC	126,830	8,496,513
RELX PLC	350,825	11,451,291
Rentokil Initial PLC	496,275	3,068,441
Rolls-Royce Holdings PLC	1,640,028	24,823,743
Sage Group PLC	176,227	1,967,381
Schroders PLC	142,721	1,094,819
Segro PLC REIT	244,389	2,087,282
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Severn Trent PLC	52,606	$2,149,573
Smith & Nephew PLC	159,754	2,521,771
Smiths Group PLC	63,876	1,942,035
Spirax Group PLC	14,481	1,294,336
SSE PLC	232,951	8,022,970
Standard Chartered PLC	372,705	7,738,358
Standard Life PLC	145,994	1,317,301
Tesco PLC	1,255,610	7,862,322
Unilever PLC	422,435	23,105,542
United Utilities Group PLC	135,274	2,349,927
Verisure PLC (a) (b)	50,672	524,341
Vodafone Group PLC	3,577,051	5,375,471
Whitbread PLC	32,168	985,352
Wise PLC Class A (a)	128,810	1,545,410
		424,140,585
UNITED STATES — 9.7%
Aegon Ltd.	250,271	1,824,507
Alcon AG	98,242	7,389,630
AP Moller - Maersk AS Class A (b)	563	1,374,228
AP Moller - Maersk AS Class B (b)	743	1,850,144
BP PLC	3,056,776	23,836,196
Buzzi SpA	16,529	833,017
Experian PLC	177,583	6,120,645
Ferrovial SE	98,385	6,380,364
GSK PLC	788,566	21,640,996
Haleon PLC	1,752,016	8,638,609
Holcim AG	99,932	8,219,966
InterContinental Hotels Group PLC	28,691	3,783,621
Monday.com Ltd. (a)	9,400	649,634
Nestle SA	502,239	49,022,955
Novartis AG	369,177	56,388,016
Qiagen NV	39,031	1,576,142
Roche Holding AG	136,977	54,397,544
Roche Holding AG Class BR, Bearer Shares	6,097	2,513,948
Sanofi SA	214,335	20,632,913
Schneider Electric SE	106,273	28,855,394
Shell PLC	1,110,977	51,264,431
Spotify Technology SA (a)	30,620	14,847,944
Stellantis NV (b)	390,507	2,813,508
Sunbelt Rentals Holdings, Inc.	81,848	5,201,859
Swiss Re AG	58,478	9,774,682
Tenaris SA	70,364	2,050,407
		391,881,300
TOTAL COMMON STOCKS (Cost $2,191,386,160)		3,957,600,401
Security Description	Shares	Value
RIGHTS — 0.0% *
ITALY — 0.0% *
Telecom Italia SpA (expiring 04/30/26) (a)	3,431,777	$71
SINGAPORE — 0.0% *
CapitaLand Ascendas REIT (expiring 04/15/26) (a)	21,456	1,996
TOTAL RIGHTS (Cost $0)		2,067
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	23,920,060	23,920,060
State Street Navigator Securities Lending Portfolio II (g) (h)	151,397,441	151,397,441
TOTAL SHORT-TERM INVESTMENTS (Cost $175,317,501)		175,317,501
TOTAL INVESTMENTS — 102.5% (Cost $2,366,703,661)		4,132,919,969
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(101,662,544)
NET ASSETS — 100.0%		$4,031,257,425

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.0% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
The Portfolio invested in certain money market funds
managed by SSGA Funds Management, Inc. Amounts
related to these investments during the period ended
March 31, 2026 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	500	06/19/2026	$72,926,392	$72,527,500	$(398,892)
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$105,585,199	$3,852,015,202	$—	$3,957,600,401
Rights	—	2,067	—	2,067
Short-Term Investments	175,317,501	—	—	175,317,501
TOTAL INVESTMENTS	$280,902,700	$3,852,017,269	$—	$4,132,919,969
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(398,892)	$—	$—	$(398,892)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(398,892)	$—	$—	$(398,892)
Sector Breakdown as of March 31, 2026

% of Net Assets
Financials	24.1%
Industrials	19.2
Health Care	10.9
Information Technology	8.5
Consumer Discretionary	8.4
Consumer Staples	7.0
Materials	5.9
Energy	4.2
Communication Services	4.2
Utilities	4.0
Real Estate	1.8
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,668,325	$31,668,325	$161,964,740	$169,713,005	$—	$—	23,920,060	$23,920,060	$376,220
State Street Navigator Securities Lending Portfolio II	97,809,942	97,809,942	323,147,065	269,559,566	—	—	151,397,441	151,397,441	497,291
Total		$129,478,267	$485,111,805	$439,272,571	$—	$—		$175,317,501	$873,511
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 16.8%
State Street Equity 500 Index II Portfolio	349,238	$205,781,627
State Street Small/Mid Cap Equity Index Portfolio	70,085	22,978,931
		228,760,558
DOMESTIC FIXED INCOME — 50.0%
State Street Aggregate Bond Index Portfolio	3,037,922	271,620,600
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1,339,934	47,219,274
State Street SPDR Bloomberg High Yield Bond ETF (b)	1,000,727	95,789,588
State Street SPDR Portfolio Short Term Corporate Bond ETF (b)	1,807,168	54,341,542
State Street SPDR Portfolio Short Term Treasury ETF	7,343,008	214,268,973
		683,239,977
INFLATION LINKED — 17.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF (b)	12,717,471	244,048,269
INTERNATIONAL EQUITY — 10.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	935,945	139,652,317
REAL ESTATE — 5.0%
State Street SPDR Dow Jones Global Real Estate ETF (b)	1,502,691	68,778,167
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,270,028,228)		1,364,479,288
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	3,169,118	$3,169,118
State Street Navigator Securities Lending Portfolio II (a) (e)	62,732,038	62,732,038
TOTAL SHORT-TERM INVESTMENTS (Cost $65,901,156)		$65,901,156
TOTAL INVESTMENTS — 104.7% (Cost $1,335,929,384)		1,430,380,444
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(64,247,021)
NET ASSETS — 100.0%		$1,366,133,423

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,364,479,288	$—	$—	$1,364,479,288
Short-Term Investments	65,901,156	—	—	65,901,156
TOTAL INVESTMENTS	$1,430,380,444	$—	$—	$1,430,380,444
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Aggregate Bond Index Portfolio	3,303,456	$297,245,007	$5,867,454	$29,695,604	$(4,213,653)	$2,417,396	3,037,922	$271,620,600	$1,927,382
State Street Equity 500 Index II Portfolio	354,359	218,267,564	5,551,257	8,893,910	2,542,615	(11,685,899)	349,238	205,781,627	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,019,377	150,164,488	2,935,063	15,621,507	5,386,012	(3,211,739)	935,945	139,652,317	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,563,959	7,563,959	31,417,232	35,812,073	—	—	3,169,118	3,169,118	23,204
State Street Navigator Securities Lending Portfolio II	34,353,825	34,353,825	326,152,755	297,774,542	—	—	62,732,038	62,732,038	65,950
State Street Small/Mid Cap Equity Index Portfolio	73,031	24,230,814	100,000	1,099,999	344,370	(596,254)	70,085	22,978,931	—
State Street SPDR Bloomberg 1-10 Year TIPS ETF	14,032,311	267,736,494	5,421,119	30,631,488	(2,758,280)	4,280,424	12,717,471	244,048,269	149,758
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1,799,811	51,384,604	1,582,654	17,669,739	3,607,730	8,314,025	1,339,934	47,219,274	—
State Street SPDR Bloomberg High Yield Bond ETF	1,072,083	104,217,188	1,669,793	8,548,901	(1,119,829)	(428,663)	1,000,727	95,789,588	1,136,224
State Street SPDR Dow Jones Global Real Estate ETF	1,633,989	73,562,185	981,550	7,056,762	(204,217)	1,495,411	1,502,691	68,778,167	441,891
State Street SPDR Portfolio Short Term Corporate Bond ETF	1,973,326	59,594,445	499,910	5,505,621	(163,785)	(83,407)	1,807,168	54,341,542	412,279
State Street SPDR Portfolio Short Term Treasury ETF	8,037,679	235,343,241	5,364,046	25,648,842	160,294	(949,766)	7,343,008	214,268,973	1,456,474
Total		$1,523,663,814	$387,542,833	$483,958,988	$3,581,257	$(448,472)		$1,430,380,444	$5,613,162
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 22.5%
State Street Equity 500 Index II Portfolio	604,688	$356,300,244
State Street Small/Mid Cap Equity Index Portfolio	138,429	45,386,750
		401,686,994
DOMESTIC FIXED INCOME — 40.7%
State Street Aggregate Bond Index Portfolio	4,205,770	376,037,850
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1,748,693	61,623,941
State Street SPDR Bloomberg High Yield Bond ETF (b)	1,307,874	125,189,699
State Street SPDR Portfolio Short Term Corporate Bond ETF (b)	1,112,728	33,459,731
State Street SPDR Portfolio Short Term Treasury ETF (b)	4,461,147	130,176,270
		726,487,491
INFLATION LINKED — 17.8%
State Street SPDR Bloomberg 1-10 Year TIPS ETF (b)	16,620,534	318,948,047
INTERNATIONAL EQUITY — 14.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,677,433	250,289,818
REAL ESTATE — 5.0%
State Street SPDR Dow Jones Global Real Estate ETF (b)	1,962,555	89,826,143
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,608,807,021)		1,787,238,493
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	3,788,699	$3,788,699
State Street Navigator Securities Lending Portfolio II (a) (e)	60,121,910	60,121,910
TOTAL SHORT-TERM INVESTMENTS (Cost $63,910,609)		$63,910,609
TOTAL INVESTMENTS — 103.6% (Cost $1,672,717,630)		1,851,149,102
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(64,110,966)
NET ASSETS — 100.0%		$1,787,038,136

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,787,238,493	$—	$—	$1,787,238,493
Short-Term Investments	63,910,609	—	—	63,910,609
TOTAL INVESTMENTS	$1,851,149,102	$—	$—	$1,851,149,102
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Aggregate Bond Index Portfolio	4,512,728	$406,055,305	$13,667,739	$41,258,596	$(5,504,282)	$3,077,684	4,205,770	$376,037,850	$2,630,739
State Street Equity 500 Index II Portfolio	616,669	379,837,410	6,060,151	13,699,004	4,008,234	(19,906,547)	604,688	356,300,244	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,844,012	271,641,353	6,557,154	31,906,302	9,267,501	(5,269,888)	1,677,433	250,289,818	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,719,990	7,719,990	43,523,250	47,454,541	—	—	3,788,699	3,788,699	26,699
State Street Navigator Securities Lending Portfolio II	18,796,450	18,796,450	439,886,672	398,561,212	—	—	60,121,910	60,121,910	84,411
State Street Small/Mid Cap Equity Index Portfolio	145,556	48,293,966	600,000	3,000,000	913,815	(1,421,031)	138,429	45,386,750	—
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18,165,744	346,602,396	6,485,213	36,101,441	(3,644,240)	5,606,119	16,620,534	318,948,047	192,955
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	2,357,669	67,311,450	1,401,413	22,447,374	4,486,178	10,872,274	1,748,693	61,623,941	—
State Street SPDR Bloomberg High Yield Bond ETF	1,388,225	134,949,352	2,229,228	9,991,179	(1,295,047)	(702,655)	1,307,874	125,189,699	1,469,742
State Street SPDR Dow Jones Global Real Estate ETF	2,118,266	95,364,334	1,488,875	8,709,795	62,268	1,620,461	1,962,555	89,826,143	573,885
State Street SPDR Portfolio Short Term Corporate Bond ETF	1,135,796	34,301,039	399,560	1,099,908	15,595	(156,555)	1,112,728	33,459,731	237,193
State Street SPDR Portfolio Short Term Treasury ETF	4,551,229	133,259,985	2,251,649	4,898,107	2,854	(440,111)	4,461,147	130,176,270	822,703
Total		$1,944,133,030	$524,550,904	$619,127,459	$8,312,876	$(6,720,249)		$1,851,149,102	$6,038,327
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 32.0%
State Street Equity 500 Index II Portfolio	1,519,206	$895,161,859
State Street Small/Mid Cap Equity Index Portfolio	413,191	135,473,076
		1,030,634,935
DOMESTIC FIXED INCOME — 31.8%
State Street Aggregate Bond Index Portfolio	7,075,228	632,596,119
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	784,462	27,644,441
State Street SPDR Bloomberg High Yield Bond ETF (b)	2,162,466	206,991,245
State Street SPDR Portfolio Long Term Treasury ETF	4,528,168	119,090,818
State Street SPDR Portfolio Short Term Corporate Bond ETF (b)	281,952	8,478,297
State Street SPDR Portfolio Short Term Treasury ETF (b)	945,394	27,586,597
		1,022,387,517
INFLATION LINKED — 11.6%
State Street SPDR Bloomberg 1-10 Year TIPS ETF (b)	19,390,550	372,104,655
INTERNATIONAL EQUITY — 21.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,640,755	692,447,054
REAL ESTATE — 3.1%
State Street SPDR Dow Jones Global Real Estate ETF (b)	2,198,937	100,645,346
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,806,552,217)		3,218,219,507
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	7,220,185	$7,220,185
State Street Navigator Securities Lending Portfolio II (a) (e)	118,928,038	118,928,038
TOTAL SHORT-TERM INVESTMENTS (Cost $126,148,223)		$126,148,223
TOTAL INVESTMENTS — 103.9% (Cost $2,932,700,440)		3,344,367,730
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(124,143,345)
NET ASSETS — 100.0%		$3,220,224,385

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,218,219,507	$—	$—	$3,218,219,507
Short-Term Investments	126,148,223	—	—	126,148,223
TOTAL INVESTMENTS	$3,344,367,730	$—	$—	$3,344,367,730
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Aggregate Bond Index Portfolio	7,364,257	$662,635,801	$25,368,458	$51,287,372	$(6,866,412)	$2,745,644	7,075,228	$632,596,119	$4,368,458
State Street Equity 500 Index II Portfolio	1,503,390	926,013,299	21,860,748	12,792,825	3,927,725	(43,847,088)	1,519,206	895,161,859	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,964,315	731,293,180	22,695,751	71,500,180	13,206,912	(3,248,609)	4,640,755	692,447,054	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,764,575	7,764,575	78,433,267	78,977,657	—	—	7,220,185	7,220,185	59,499
State Street Navigator Securities Lending Portfolio II	1,436,000	1,436,000	598,621,895	481,129,857	—	—	118,928,038	118,928,038	201,369
State Street Small/Mid Cap Equity Index Portfolio	421,295	139,781,639	2,900,000	5,600,000	1,681,237	(3,289,800)	413,191	135,473,076	—
State Street SPDR Bloomberg 1-10 Year TIPS ETF	19,822,054	378,204,790	7,748,875	16,000,542	(1,569,268)	3,720,800	19,390,550	372,104,655	215,214
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	819,827	23,406,061	698,360	1,912,488	356,786	5,095,722	784,462	27,644,441	—
State Street SPDR Bloomberg High Yield Bond ETF	2,213,780	215,201,554	5,576,186	10,515,462	(1,400,855)	(1,870,178)	2,162,466	206,991,245	2,384,767
State Street SPDR Dow Jones Global Real Estate ETF	2,215,937	99,761,484	1,806,732	2,612,953	156,268	1,533,815	2,198,937	100,645,346	614,134
State Street SPDR Portfolio Long Term Treasury ETF	5,034,048	133,251,251	1,981,096	15,333,546	(2,288,620)	1,480,637	4,528,168	119,090,818	886,158
State Street SPDR Portfolio Short Term Corporate Bond ETF	231,986	7,005,977	1,502,794	—	—	(30,474)	281,952	8,478,297	49,674
State Street SPDR Portfolio Short Term Treasury ETF	732,758	21,455,154	6,306,407	99,963	89	(75,090)	945,394	27,586,597	135,418
Total		$3,347,210,765	$775,500,569	$747,762,845	$7,203,862	$(37,784,621)		$3,344,367,730	$8,914,691
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 39.3%
State Street Equity 500 Index II Portfolio	1,963,265	$1,156,814,342
State Street Small/Mid Cap Equity Index Portfolio	633,056	207,560,194
		1,364,374,536
DOMESTIC FIXED INCOME — 29.3%
State Street Aggregate Bond Index Portfolio	6,123,187	547,474,155
State Street SPDR Bloomberg High Yield Bond ETF (b)	1,860,676	178,103,907
State Street SPDR Portfolio Long Term Treasury ETF	11,110,537	292,207,123
		1,017,785,185
INFLATION LINKED — 2.4%
State Street SPDR Bloomberg 1-10 Year TIPS ETF (b)	4,405,578	84,543,042
INTERNATIONAL EQUITY — 28.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,593,435	983,806,376
REAL ESTATE — 0.6%
State Street SPDR Dow Jones Global Real Estate ETF (b)	474,330	21,710,084
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,960,145,818)		3,472,219,223
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	9,847,599	$9,847,599
State Street Navigator Securities Lending Portfolio II (a) (e)	51,152,093	51,152,093
TOTAL SHORT-TERM INVESTMENTS (Cost $60,999,692)		$60,999,692
TOTAL INVESTMENTS — 101.7% (Cost $3,021,145,510)		3,533,218,915
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(58,340,150)
NET ASSETS — 100.0%		$3,474,878,765

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,472,219,223	$—	$—	$3,472,219,223
Short-Term Investments	60,999,692	—	—	60,999,692
TOTAL INVESTMENTS	$3,533,218,915	$—	$—	$3,533,218,915
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Aggregate Bond Index Portfolio	6,258,529	$563,142,367	$30,124,906	$42,214,080	$(5,350,410)	$1,771,372	6,123,187	$547,474,155	$3,754,332
State Street Equity 500 Index II Portfolio	1,884,052	1,160,482,247	55,004,486	7,510,062	2,915,520	(54,077,849)	1,963,265	1,156,814,342	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,838,095	1,007,319,724	43,190,097	79,721,646	12,293,783	724,418	6,593,435	983,806,376	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,125,380	7,125,380	93,359,171	90,636,952	—	—	9,847,599	9,847,599	77,235
State Street Navigator Securities Lending Portfolio II	133,551,800	133,551,800	303,246,639	385,646,346	—	—	51,152,093	51,152,093	113,395
State Street Small/Mid Cap Equity Index Portfolio	625,980	207,693,771	7,500,000	5,100,000	618,880	(3,152,457)	633,056	207,560,194	—
State Street SPDR Bloomberg 1-10 Year TIPS ETF	3,676,006	70,138,194	16,125,044	2,091,526	(22,453)	393,783	4,405,578	84,543,042	40,509
State Street SPDR Bloomberg High Yield Bond ETF	1,846,963	179,543,273	9,288,044	7,943,515	(1,114,797)	(1,669,098)	1,860,676	178,103,907	2,009,717
State Street SPDR Dow Jones Global Real Estate ETF	388,203	17,476,900	3,946,698	—	—	286,486	474,330	21,710,084	109,701
State Street SPDR Portfolio Long Term Treasury ETF	11,673,929	309,008,901	13,711,617	28,546,939	(3,492,898)	1,526,442	11,110,537	292,207,123	2,076,536
Total		$3,655,482,557	$575,496,702	$649,411,066	$5,847,625	$(54,196,903)		$3,533,218,915	$8,181,425
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 43.7%
State Street Equity 500 Index II Portfolio	1,999,284	$1,178,038,192
State Street Small/Mid Cap Equity Index Portfolio	763,881	250,453,615
		1,428,491,807
DOMESTIC FIXED INCOME — 24.3%
State Street Aggregate Bond Index Portfolio	4,381,858	391,781,924
State Street SPDR Bloomberg High Yield Bond ETF (b)	913,813	87,470,180
State Street SPDR Portfolio Long Term Treasury ETF	11,969,909	314,808,607
		794,060,711
INTERNATIONAL EQUITY — 32.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,011,112	1,046,128,072
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,732,989,921)		3,268,680,590
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	6,558,653	6,558,653
State Street Navigator Securities Lending Portfolio II (e) (f)	33,616,174	33,616,174
TOTAL SHORT-TERM INVESTMENTS (Cost $40,174,827)		$40,174,827
TOTAL INVESTMENTS — 101.2% (Cost $2,773,164,748)		3,308,855,417
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(39,261,276)
NET ASSETS — 100.0%		$3,269,594,141

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,268,680,590	$—	$—	$3,268,680,590
Short-Term Investments	40,174,827	—	—	40,174,827
TOTAL INVESTMENTS	$3,308,855,417	$—	$—	$3,308,855,417
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Aggregate Bond Index Portfolio	4,396,727	$395,617,467	$28,400,772	$29,700,001	$(2,775,687)	$239,373	4,381,858	$391,781,924	$2,647,121
State Street Equity 500 Index II Portfolio	1,909,158	1,175,945,693	59,785,665	5,591,306	2,254,705	(54,356,565)	1,999,284	1,178,038,192	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,198,258	1,060,375,354	43,439,612	71,196,706	11,343,159	2,166,653	7,011,112	1,046,128,072	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,177,583	7,177,583	76,133,305	76,752,235	—	—	6,558,653	6,558,653	75,455
State Street Navigator Securities Lending Portfolio II	—	—	181,296,487	147,680,313	—	—	33,616,174	33,616,174	68,241
State Street Small/Mid Cap Equity Index Portfolio	753,903	250,137,485	10,400,000	7,000,000	884,074	(3,967,944)	763,881	250,453,615	—
State Street SPDR Bloomberg High Yield Bond ETF	860,592	83,658,149	5,210,172	100,048	3,788	(1,301,881)	913,813	87,470,180	941,127
State Street SPDR Portfolio Long Term Treasury ETF	12,177,043	322,326,328	12,622,038	18,038,558	(2,963,212)	862,011	11,969,909	314,808,607	2,171,797
Total		$3,295,238,059	$417,288,051	$356,059,167	$8,746,827	$(56,358,353)		$3,308,855,417	$5,903,741
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 47.5%
State Street Equity 500 Index II Portfolio	1,984,773	$1,169,487,940
State Street Small/Mid Cap Equity Index Portfolio	898,861	294,709,592
		1,464,197,532
DOMESTIC FIXED INCOME — 17.7%
State Street Aggregate Bond Index Portfolio	2,795,967	249,987,352
State Street SPDR Portfolio Long Term Treasury ETF (b)	11,273,549	296,494,339
		546,481,691
INTERNATIONAL EQUITY — 34.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,186,188	1,072,251,106
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,536,010,275)		3,082,930,329
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	7,058,705	7,058,705
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a) (e)	237,600	$237,600
TOTAL SHORT-TERM INVESTMENTS (Cost $7,296,305)		$7,296,305
TOTAL INVESTMENTS — 100.2% (Cost $2,543,306,580)		3,090,226,634
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(5,001,653)
NET ASSETS — 100.0%		$3,085,224,981

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,082,930,329	$—	$—	$3,082,930,329
Short-Term Investments	7,296,305	—	—	7,296,305
TOTAL INVESTMENTS	$3,090,226,634	$—	$—	$3,090,226,634
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Aggregate Bond Index Portfolio	2,742,661	$246,784,611	$11,377,777	$6,600,000	$(1,097,962)	$(477,074)	2,795,967	$249,987,352	$1,650,068
State Street Equity 500 Index II Portfolio	1,874,546	1,154,626,498	70,376,271	4,355,165	1,844,293	(53,003,957)	1,984,773	1,169,487,940	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,298,694	1,075,170,559	54,457,326	71,058,798	11,065,106	2,616,913	7,186,188	1,072,251,106	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,977,518	6,977,518	67,495,191	67,414,004	—	—	7,058,705	7,058,705	69,475
State Street Navigator Securities Lending Portfolio II	141,700	141,700	41,826,212	41,730,312	—	—	237,600	237,600	3,256
State Street Small/Mid Cap Equity Index Portfolio	877,257	291,064,949	12,900,001	5,700,000	791,784	(4,347,142)	898,861	294,709,592	—
State Street SPDR Portfolio Long Term Treasury ETF	11,367,230	300,890,578	13,497,739	15,935,366	(2,056,418)	97,806	11,273,549	296,494,339	2,026,211
Total		$3,075,656,413	$271,930,517	$212,793,645	$10,546,803	$(55,113,454)		$3,090,226,634	$3,749,010
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 50.3%
State Street Equity 500 Index II Portfolio	1,771,767	$1,043,978,101
State Street Small/Mid Cap Equity Index Portfolio	952,896	312,426,057
		1,356,404,158
DOMESTIC FIXED INCOME — 12.8%
State Street Aggregate Bond Index Portfolio	961,860	85,999,926
State Street SPDR Portfolio Long Term Treasury ETF	9,841,981	258,844,100
		344,844,026
INTERNATIONAL EQUITY — 36.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,657,067	993,301,010
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,187,040,049)		2,694,549,194
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $6,870,276)	6,870,276	6,870,276
TOTAL INVESTMENTS — 100.1% (Cost $2,193,910,325)		2,701,419,470
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,881,641)
NET ASSETS — 100.0%		$2,697,537,829

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,694,549,194	$—	$—	$2,694,549,194
Short-Term Investment	6,870,276	—	—	6,870,276
TOTAL INVESTMENTS	$2,701,419,470	$—	$—	$2,701,419,470
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Aggregate Bond Index Portfolio	891,048	$80,176,494	$6,337,466	$—	$—	$(514,034)	961,860	$85,999,926	$537,466
State Street Equity 500 Index II Portfolio	1,660,420	1,022,735,651	71,045,273	4,349,810	1,640,456	(47,093,469)	1,771,767	1,043,978,101	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,710,152	988,472,446	53,533,307	61,274,089	9,660,500	2,908,846	6,657,067	993,301,010	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,982,999	5,982,999	63,845,484	62,958,207	—	—	6,870,276	6,870,276	62,163
State Street Small/Mid Cap Equity Index Portfolio	923,130	306,285,136	14,927,490	5,000,000	608,260	(4,394,829)	952,896	312,426,057	—
State Street SPDR Portfolio Long Term Treasury ETF	9,850,017	260,729,950	12,847,033	13,028,392	(1,952,867)	248,376	9,841,981	258,844,100	1,760,775
Total		$2,664,382,676	$222,536,053	$146,610,498	$9,956,349	$(48,845,110)		$2,701,419,470	$2,360,404
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 52.1%
State Street Equity 500 Index II Portfolio	1,403,566	$827,023,421
State Street Small/Mid Cap Equity Index Portfolio	845,623	277,254,402
		1,104,277,823
DOMESTIC FIXED INCOME — 9.6%
State Street SPDR Portfolio Long Term Treasury ETF	7,721,416	203,073,241
INTERNATIONAL EQUITY — 38.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,418,721	808,527,283
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,723,525,449)		2,115,878,347
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $5,452,893)	5,452,893	5,452,893
TOTAL INVESTMENTS — 100.2% (Cost $1,728,978,342)		2,121,331,240
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(3,229,246)
NET ASSETS — 100.0%		$2,118,101,994

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,115,878,347	$—	$—	$2,115,878,347
Short-Term Investment	5,452,893	—	—	5,452,893
TOTAL INVESTMENTS	$2,121,331,240	$—	$—	$2,121,331,240
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Equity 500 Index II Portfolio	1,300,636	$801,126,508	$64,334,051	$2,613,856	$836,058	$(36,659,340)	1,403,566	$827,023,421	$—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,390,689	794,102,393	48,707,063	44,100,913	8,085,784	1,732,956	5,418,721	808,527,283	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,183,274	5,183,274	54,673,768	54,404,149	—	—	5,452,893	5,452,893	49,685
State Street Small/Mid Cap Equity Index Portfolio	803,458	266,579,339	15,190,828	1,200,000	212,024	(3,527,789)	845,623	277,254,402	—
State Street SPDR Portfolio Long Term Treasury ETF	7,650,021	202,496,056	11,919,674	10,009,370	(1,548,318)	215,199	7,721,416	203,073,241	1,367,384
Total		$2,069,487,570	$194,825,384	$112,328,288	$7,585,548	$(38,238,974)		$2,121,331,240	$1,417,069
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 52.1%
State Street Equity 500 Index II Portfolio	1,028,706	$606,144,210
State Street Small/Mid Cap Equity Index Portfolio	619,572	203,139,120
		809,283,330
DOMESTIC FIXED INCOME — 9.6%
State Street SPDR Portfolio Long Term Treasury ETF	5,661,478	148,896,871
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,971,314	592,559,855
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,293,561,553)		1,550,740,056
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $3,434,940)	3,434,940	3,434,940
TOTAL INVESTMENTS — 100.0% (Cost $1,296,996,493)		1,554,174,996
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(672,313)
NET ASSETS — 100.0%		$1,553,502,683

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,550,740,056	$—	$—	$1,550,740,056
Short-Term Investment	3,434,940	—	—	3,434,940
TOTAL INVESTMENTS	$1,554,174,996	$—	$—	$1,554,174,996
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Equity 500 Index II Portfolio	945,811	$582,572,623	$55,980,719	$6,074,072	$1,837,205	$(28,172,265)	1,028,706	$606,144,210	$—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,919,921	577,443,587	41,610,419	33,225,765	10,538,055	(3,806,441)	3,971,314	592,559,855	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,528,615	5,528,615	73,989,374	76,083,049	—	—	3,434,940	3,434,940	39,270
State Street Small/Mid Cap Equity Index Portfolio	584,110	193,801,649	17,459,536	5,600,000	466,845	(2,988,910)	619,572	203,139,120	—
State Street SPDR Portfolio Long Term Treasury ETF	5,560,513	147,186,779	9,929,939	7,214,828	(1,179,327)	174,308	5,661,478	148,896,871	1,000,775
Total		$1,506,533,253	$198,969,987	$128,197,714	$11,662,778	$(34,793,308)		$1,554,174,996	$1,040,045
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 52.1%
State Street Equity 500 Index II Portfolio	364,721	$214,904,634
State Street Small/Mid Cap Equity Index Portfolio	219,717	72,038,658
		286,943,292
DOMESTIC FIXED INCOME — 9.6%
State Street SPDR Portfolio Long Term Treasury ETF	2,007,459	52,796,172
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,408,340	210,138,414
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $475,118,657)		549,877,878
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $1,914,182)	1,914,182	1,914,182
TOTAL INVESTMENTS — 100.1% (Cost $477,032,839)		551,792,060
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(789,045)
NET ASSETS — 100.0%		$551,003,015

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$549,877,878	$—	$—	$549,877,878
Short-Term Investment	1,914,182	—	—	1,914,182
TOTAL INVESTMENTS	$551,792,060	$—	$—	$551,792,060
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Equity 500 Index II Portfolio	325,103	$200,247,137	$24,479,690	$509,888	$151,310	$(9,463,615)	364,721	$214,904,634	$—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,347,344	198,477,301	19,451,368	9,822,794	3,456,773	(1,424,234)	1,408,340	210,138,414	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,393,899	1,393,899	21,931,319	21,411,036	—	—	1,914,182	1,914,182	15,809
State Street Small/Mid Cap Equity Index Portfolio	200,801	66,623,885	7,807,858	1,447,858	29,782	(975,009)	219,717	72,038,658	—
State Street SPDR Portfolio Long Term Treasury ETF	1,912,196	50,615,828	4,588,258	2,039,067	(104,967)	(263,880)	2,007,459	52,796,172	348,520
Total		$517,358,050	$78,258,493	$35,230,643	$3,532,898	$(12,126,738)		$551,792,060	$364,329
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2070 FUND
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.9% (a)
DOMESTIC EQUITY — 52.6%
State Street Equity 500 Index II Portfolio	48,042	$28,307,950
State Street Small/Mid Cap Equity Index Portfolio	28,938	9,487,811
		37,795,761
DOMESTIC FIXED INCOME — 9.7%
State Street SPDR Portfolio Long Term Treasury ETF	264,498	6,956,297
INTERNATIONAL EQUITY — 38.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	185,527	27,682,481
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $68,423,714)		72,434,539
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $559,004)	559,004	559,004
TOTAL INVESTMENTS — 101.7% (Cost $68,982,718)		72,993,543
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(1,216,707)
NET ASSETS — 100.0%		$71,776,836

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$72,434,539	$—	$—	$72,434,539
Short-Term Investment	559,004	—	—	559,004
TOTAL INVESTMENTS	$72,993,543	$—	$—	$72,993,543
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2070 FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Equity 500 Index II Portfolio	36,251	$22,328,872	$7,189,095	$5,000	$756	$(1,205,773)	48,042	$28,307,950	$—
State Street Global All Cap Equity ex-U.S. Index Portfolio	150,225	22,129,635	6,347,360	877,999	166,869	(83,384)	185,527	27,682,481	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	268,981	268,981	5,604,429	5,314,406	—	—	559,004	559,004	3,952
State Street Navigator Securities Lending Portfolio II	—	—	7,275,688	7,275,688	—	—	—	—	504
State Street Small/Mid Cap Equity Index Portfolio	22,388	7,428,137	2,214,119	—	—	(154,445)	28,938	9,487,811	—
State Street SPDR Portfolio Long Term Treasury ETF	213,166	5,642,503	1,528,904	160,354	(1,633)	(53,123)	264,498	6,956,297	41,773
Total		$57,798,128	$30,159,595	$13,633,447	$165,992	$(1,496,725)		$72,993,543	$46,229
See accompanying notes to Schedule of Investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the State Street Institutional Investment Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
• Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
• Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s or Portfolio's securities to no longer reflect their value at the time of the Fund’s or Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's or Fund's investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio's or Fund's investments according to the fair value hierarchy as of March 31, 2026 is disclosed in each Portfolio's or Fund's respective Schedule of Investments.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios or Funds recognize a realized gain or loss when the contract is closed.
For the period ended March 31, 2026, the State Street Equity 500 Index II Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Balanced Index Fund, State Street Emerging Markets Equity Index Fund and the State Street International Developed Equity Index Portfolio each entered into futures contracts for cash equitization.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended March 31, 2026, the State Street Hedged International Developed Equity Index Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2026, are disclosed in the Portfolios' or Funds' Schedule of Investments.